                                                            OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  February 28, 2006
                                                     Estimated average burden
                                                     hours per response.....20.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number      811-09645
                                   ----------------------------

                              Nations Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


  One Bank of America Plaza, NC1-002-12-01, Charlotte NC       28255
-----------------------------------------------------------------------------
        (Address of principal executive offices)            (Zip code)


                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
             ------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:   617-585-4225
                                                    ---------------------


Date of fiscal year end:   3/31/05
                        -------------------------

Date of reporting period:  12/31/04
                         ------------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NATIONS FUNDS
NATIONS MIDCAP INDEX FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             COMMON STOCKS - 98.3%
             AEROSPACE AND DEFENSE - 0.4%
    57,475   Alliant Techsystems Inc.=                             $ 3,757
    15,975   Sequa Corporation, Class A=                               977
   129,125   The Titan Corporation=                                  2,092
                                                                   -------
                                                                     6,826
                                                                   -------

             AIRLINES - 0.4%
   130,650   AirTran Holdings, Inc.=                                 1,398
    40,950   Alaska Air Group, Inc.=                                 1,371
   157,987   JetBlue Airways Corporation= (a)                        3,669
                                                                   -------
                                                                     6,438
                                                                   -------

             APPAREL AND TEXTILES - 0.2%
    52,425   Timberland Company, Class A=                            3,285
                                                                   -------

             AUTOMOBILES - 0.2%
   139,775   Adesa, Inc.                                             2,966
                                                                   -------

             AUTOMOTIVE - 1.9%
   112,700   Advance Auto Parts=                                     4,923
   105,750   ArvinMeritor, Inc.                                      2,366
    85,650   Borg Warner Inc.                                        4,640
   158,675   Carmax Inc.=                                            4,927
   137,175   Copart, Inc.=                                           3,610
   118,375   Gentex Corporation                                      4,382
   102,675   Lear Corporation                                        6,264
                                                                   -------
                                                                    31,112
                                                                   -------

             BEVERAGES - 0.7%
   164,500   Constellation Brands, Inc.=                             7,651
   211,100   PepsiAmericas, Inc.                                     4,484
                                                                   -------
                                                                    12,135
                                                                   -------

             BROADCASTING AND CABLE - 0.6%
    85,700   Emmis Communications Corporation=                       1,645
    75,975   Entercom Communications Corporation=                    2,727
    36,150   Media General Inc., Class A                             2,343
   146,350   Westwood One, Inc.=                                     3,940
                                                                   -------
                                                                    10,655
                                                                   -------

             BUILDING MATERIALS - 0.2%
    73,175   Martin Marietta Materials, Inc.                         3,927
                                                                   -------

             BUSINESS SERVICES AND SUPPLIES - 0.1%
   168,925   Gartner Group, Inc.=                                    2,105
                                                                   -------

             CHEMICALS - BASIC - 1.1%
    56,250   FMC Corporation=                                        2,717
   104,225   FMC Technologies, Inc.=                                 3,356
   368,375   Lyondell Chemical Company                              10,653
   107,025   Olin Corporation                                        2,357
                                                                   -------
                                                                    19,083
                                                                   -------

             CHEMICALS - SPECIALTY - 1.6%
   114,375   Airgas, Inc.                                            3,032
    63,525   Albemarle Corporation                                   2,459
    94,125   Cabot Corporation                                       3,641

    37,775   Cabot Microelectronics Corporation=                     1,513
   175,000   Crompton Corporation                                    2,065
    60,475   Cytec Industries Inc.                                   3,110
    63,925   Ferro Corporation                                       1,482
   101,700   Lubrizol Corporation                                    3,749
    31,200   Minerals Technologies Inc. (a)                          2,081
    50,125   Scotts Company, Class A=                                3,685
                                                                   -------
                                                                    26,817
                                                                   -------

             COMMERCIAL BANKING - 6.4%
   197,362   Associated Banc-Corp                                    6,554
   113,500   Astoria Financial Corporation                           4,537
    80,775   Bank of Hawaii Corporation                              4,099
   268,075   Banknorth Group, Inc.                                   9,811
    74,950   City National Corporation                               5,295
   203,900   Colonial BancGroup, Inc.                                4,329
   120,925   Commerce Bancorp, Inc. (a)                              7,788
    79,450   Cullen Frost Bankers, Inc.                              3,861
   128,525   Firstmerit Corporation                                  3,662
    77,700   Greater Bay Bancorp                                     2,166
   236,350   Hibernia Corporation, Class A                           6,975
   129,025   Independence Community Bank Corporation                 5,494
   101,375   Investors Financial Services Corporation                5,067
   120,700   Mercantile Bankshares Corporation                       6,301
   404,203   New York Community Bancorp, Inc.                        8,313
    54,900   Silicon Valley Bancshares= (a)                          2,461
   211,525   TCF Financial Corporation                               6,798
   120,025   Washington Federal, Inc.                                3,185
    80,875   Webster Financial Corporation                           4,096
    48,550   Westamerica Bancorporation                              2,831
   102,725   Wilmington Trust Corporation                            3,714
                                                                   -------
                                                                   107,337
                                                                   -------

             COMMERCIAL SERVICES - 3.8%
   124,525   Alliance Data Systems Corporation=                      5,912
    29,550   Bandag, Inc.                                            1,472
    79,700   Catalina Marketing Corporation                          2,362
   126,725   CDW Corporation                                         8,408
    95,325   Certegy Inc.                                            3,387
   135,202   ChoicePoint Inc.=                                       6,218
    74,050   Dycom Industries, Inc.=                                 2,260
   115,650   Fastenal Company                                        7,119
    53,700   Kelly Services, Inc.                                    1,621
    59,425   Korn/Ferry International=                               1,233
   137,575   Manpower Inc.                                           6,645
   156,325   MPS Group, Inc.=                                        1,917
    69,612   Rollins, Inc.                                           1,832
   156,250   SEI Investment Company                                  6,552
    96,825   Sotheby's Holdings, Class A=                            1,758
   118,650   United Rentals, Inc.=                                   2,242
    78,150   Valassis Communications Inc.=                           2,736
                                                                   -------
                                                                    63,674
                                                                   -------

             COMPUTER SERVICES - 2.0%
   131,575   Acxiom Corporation                                      3,460
   226,525   Ceridian Corporation=                                   4,141
   202,725   Cognizant Technology Solutions Corporation=             8,582
    77,925   CSG Systems International, Inc.=                        1,457
   107,200   Fair, Issac and Company Inc.                            3,932
   176,650   GTECH Holdings Corporation                              4,584
   137,925   Jack Henry & Associates, Inc.                           2,746
   231,925   Synopsys, Inc.=                                         4,550
                                                                   -------
                                                                    33,452
                                                                   -------

             COMPUTERS AND OFFICE EQUIPMENT - 1.3%
    75,950   Avocent Corporation=                                    3,077
   107,725   Herman Miller, Inc.                                     2,976
    65,775   Plexus Corporation=                                       856
   162,450   Storage Technology Corporation=                         5,135
    88,650   Tech Data Corporation=                                  4,025
   109,375   Zebra Technologies Corporation, Class A=                6,156
                                                                   -------

                                                                    22,225
                                                                   -------

             CONGLOMERATES - 1.2%
    63,475   Granite Construction                                   1,688
   153,575   Pentair, Inc.                                          6,690
   171,275   Scana Corporation                                      6,748
   114,525   SPX Corporation                                        4,588
                                                                   ------
                                                                   19,714
                                                                   ------

             CONSTRUCTION - 0.6%
    93,150   Hovnanian Enterprises Inc.=                            4,613
    85,850   Jacobs Engineering Group Inc.=                         4,103
   178,675   Quanta Services, Inc.=                                 1,429
                                                                   ------
                                                                   10,145
                                                                   ------

             CONSUMER CREDIT AND MORTGAGES - 0.3%
   236,750   AmeriCredit Corporation=                               5,789
                                                                   ------

             CONSUMER SERVICES - 0.6%
   112,050   Education Management Corporation=                      3,699
   115,525   Rent-A-Center, Inc.=                                   3,061
    78,325   Valspar Corporation (a)                                3,917
                                                                   ------
                                                                   10,677
                                                                   ------

             DEPARTMENT AND DISCOUNT STORES - 0.5%
    74,400   Neiman Marcus Group Inc., Class A                      5,323
   212,575   Saks, Inc.                                             3,084
                                                                   ------
                                                                    8,407
                                                                   ------

             DIVERSIFIED ELECTRONICS - 3.4%
   134,900   Amphenol Corporation, Class A=                         4,956
    49,500   Black Hills Corporation                                1,519
   108,925   Diebold, Inc.                                          6,070
   102,100   Harman International Industries, Inc.                 12,967
   101,925   Harris Corporation                                     6,298
   122,900   Hawaiian Electric Industries, Inc.                     3,583
    92,825   Hubbell Inc.                                           4,855
   107,175   Integrated Circuit Systems, Inc.=                      2,242
   120,662   National Instruments Corporation                       3,288
    92,150   PNM Resources Inc.                                     2,330
   285,600   RF Micro Devices, Inc.=                                1,954
    52,950   Varian Inc.=                                           2,171
   253,275   Vishay Intertechnology, Inc.=                          3,804
                                                                   ------
                                                                   56,037
                                                                   ------

             DIVERSIFIED MANUFACTURING - 2.8%
    47,400   Carlisle Companies Inc.                                3,077
    83,600   Crane Company                                          2,411
   126,800   Donaldson Company, Inc.                                4,131
   110,375   Energizer Holdings Inc.=                               5,485
    73,325   Federal Signal Corporation                             1,295
    62,950   Harsco Corporation                                     3,509
    57,950   Kennametal Inc.                                        2,884
    53,525   Lancaster Colony Corporation                           2,295
    52,725   Modine Manufacturing Company                           1,781
    55,325   Nordson Corporation                                    2,217
   100,200   Precision Castparts Corporation                        6,581
    71,500   Sensient Technologies Corporation                      1,715
    61,450   Teleflex Inc.                                          3,192
    86,475   The Brink's Company                                    3,417
    63,300   York International Corporation                         2,186
                                                                   ------
                                                                   46,176
                                                                   ------

             EDUCATION - 1.0%
   156,250   Career Education Corporation=                          6,250
   137,900   Corinthian Colleges, Inc.=                             2,599
   107,225   DeVry, Inc.=                                           1,861
    70,025   ITT Educational Services, Inc.=                        3,330
    73,625   Laureate Education Inc.=                               3,246
                                                                   ------
                                                                   17,286
                                                                   ------

             ELECTRIC POWER - NON NUCLEAR - 2.5%
   192,825   DPL Inc.                                               4,843
   117,250   Duquesne Light Holdings, Inc.                          2,210
   113,275   Great Plains Energy Inc. (a)                           3,430
    63,600   IDACORP, Inc.                                          1,944
   195,775   Northeast Utilities Company                            3,690
    81,100   NSTAR                                                  4,402
   135,650   OGE Energy Corporation                                 3,596
   286,450   Pepco Holdings, Inc.                                   6,108
   179,000   Sierra Pacific Resources= (a)                          1,880
   115,800   Vectren Corporation                                    3,103
   130,925   Westar Energy, Inc.                                    2,994
    56,975   WPS Resources Corporation                              2,846
                                                                   ------
                                                                   41,046
                                                                   ------

             ELECTRIC POWER - NUCLEAR - 0.7%
   176,175   Alliant Energy Corporation                             5,039
   223,925   Energy East Corporation                                5,974
                                                                   ------
                                                                   11,013
                                                                   ------

             ELECTRICAL EQUIPMENT - 0.6%
   104,450   AMETEK, Inc.                                           3,725
    51,875   Imation Corporation                                    1,651
    28,150   Tecumseh Products Company                              1,346
    90,000   Thomas & Betts Corporation                             2,768
                                                                   ------
                                                                    9,490
                                                                   ------

             ENERGY - MISCELLANEOUS - 0.6%
   151,925   Puget Energy Inc.                                      3,753
   178,425   Wisconsin Energy Corporation                           6,014
                                                                   ------
                                                                    9,767
                                                                   ------

             EXPLORATION AND PRODUCTION - 1.1%
    90,350   Forest Oil Corporation=                                2,866
    94,950   Newfield Exploration Company=                          5,607
    89,675   Noble Energy, Inc.                                     5,529
    98,225   Pogo Producing Company                                 4,763
                                                                   ------
                                                                   18,765
                                                                   ------

             FINANCE - MISCELLANEOUS - 0.4%
    94,425   IndyMac Bancorp, Inc.                                  3,253
   134,975   MoneyGram International, Inc.                          2,853
                                                                   ------
                                                                    6,106
                                                                   ------

             FOOD AND DRUG STORES - 0.6%
    71,250   Ruddick Corporation                                    1,545
    94,875   Whole Foods Market, Inc.                               9,047
                                                                   ------
                                                                   10,592
                                                                   ------

             FOOD PRODUCTS - 2.2%
   227,162   Dean Foods Company=                                    7,485
   211,525   Hormel Foods Corporation                               6,631
   169,225   Smithfield Foods, Inc.=                                5,007
    88,975   The J. M. Smucker Company                              4,188
    79,701   Tootsie Roll Industries, Inc.                          2,760
   538,100   Tyson Foods Inc., Class A                              9,902
                                                                   ------
                                                                   35,973
                                                                   ------

             HEALTH SERVICES - 4.1%
    73,850   Apria Healthcare Group Inc.=                           2,433
    98,750   Charles River Laboratories International, Inc.=        4,543
   133,050   Community Health Systems=                              3,709
    95,150   Covance Inc.=                                          3,687
   136,825   Coventry Health Care, Inc.=                            7,263
   140,075   First Health Group Corporation=                        2,621
   169,225   Health Net Inc.=                                       4,886
    59,000   Lifepoint Hospitals, Inc.=                             2,054
   153,000   Lincare Holdings Inc.=                                 6,525
   158,825   Omnicare, Inc.                                         5,499
   128,475   Pacificare Health Systems Inc.=                        7,261
   102,700   Renal Care Group, Inc.=                                3,696
    68,675   Stericycle, Inc.=                                      3,156
   117,375   Triad Hospitals, Inc.=                                 4,368

    88,900   Universal Health Services, Inc., Class B               3,956
   125,100   VCA Antech, Inc.=                                      2,452
                                                                   ------
                                                                   68,109
                                                                   ------

             HEAVY MACHINERY - 0.6%
   137,675   Agco Corporation=                                      3,014
    84,225   Flowserve Corporation=                                 2,320
   105,387   Graco Inc.                                             3,935
                                                                   ------
                                                                    9,269
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.6%
   104,450   American Greetings Corporation, Class A=               2,648
    62,400   Blyth Industries, Inc.                                 1,845
    95,100   Church & Dwight Company, Inc.                          3,196
    89,275   Tupperware Corporation                                 1,850
                                                                   ------
                                                                    9,539
                                                                   ------

             HOUSING AND FURNISHING - 3.5%
   355,562   D.R. Horton, Inc.                                     14,332
    80,875   Furniture Brands International, Inc.                   2,026
    85,625   HNI Corporation                                        3,686
   238,025   Lennar Corporation, Class A                           13,491
   101,650   Mohawk Industries Inc.=                                9,276
   177,400   RPM Inc.                                               3,488
    72,550   The Ryland Group, Inc.                                 4,175
   113,875   Toll Brothers, Inc.=                                   7,813
                                                                   ------
                                                                   58,287
                                                                   ------

             INSURANCE - 5.8%
    81,175   Allmerica Financial Corporation=                       2,665
   112,500   American Financial Group, Inc.                         3,522
    59,725   AmerUs Group Company                                   2,706
   140,900   Arthur J. Gallagher & Company                          4,579
   105,425   Brown and Brown Inc.                                   4,591
    85,525   Everest Re Group, Ltd.                                 7,661
   265,940   Fidelity National Financial, Inc.                     12,146
   136,625   First American Financial Corporation                   4,801
   103,350   HCC Insurance Holdings Inc.                            3,423
    65,250   Horace Mann Educators Corporation                      1,245
   109,300   Leucadia National Corporation                          7,594
    94,325   Ohio Casualty Corporation=                             2,189
   277,987   Old Republic International Corporation                 7,033
   105,900   Protective Life Corporation                            4,521
   140,050   Radian Group Inc.                                      7,456
    43,325   Stancorp Financial Group Inc.                          3,574
   145,250   The PMI Group, Inc.                                    6,064
   104,575   Unitrin, Inc.                                          4,753
   128,287   W.R. Berkley Corporation                               6,051
                                                                   ------
                                                                   96,574
                                                                   ------

             INTEGRATED OIL - 1.5%
   140,300   Murphy Oil Corporation                                11,287
   222,250   Pioneer Natural Resources Company                      7,801
   128,550   Questar Corporation                                    6,551
                                                                   ------
                                                                   25,639
                                                                   ------

             INVESTMENT SERVICES - 1.9%
   116,425   A.G. Edwards, Inc.                                     5,031
   102,300   Eaton Vance Corporation                                5,335
    87,125   Jefferies Group, Inc.                                  3,509
    91,525   LaBranche & Company Inc.                                 820
   153,637   Legg Mason, Inc.                                      11,256
   112,487   Raymond James Financial, Inc.                          3,485
   126,050   Waddell & Reed Financial, Inc., Class A                3,011
                                                                   ------
                                                                   32,447
                                                                   ------

             LODGING AND RECREATION - 1.9%
   132,900   Boyd Gaming Corporation                                5,535
   477,225   Caesars Entertainment, Inc.=                           9,612
   116,250   Callaway Golf Company                                  1,569
    81,225   International Speedway Corporation                     4,289
   102,950   Mandalay Resort Group                                  7,251

    86,625   Thor Industries Inc.                                   3,209
                                                                   ------
                                                                   31,465
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 3.9%
    92,700   Beckman Coulter, Inc.                                  6,210
   170,350   Cytyc Corporation=                                     4,697
   122,975   DENTSPLY International Inc.                            6,911
    90,650   Edwards Lifesciences Corporation=                      3,740
    65,925   Henry Schein, Inc.= (a)                                4,591
    94,300   Hillenbrand Industries, Inc.                           5,237
    54,600   INAMED Corporation=                                    3,453
    78,150   Invitrogen Corporation=                                5,246
   209,150   Patterson Companies Inc.=                              9,076
   105,325   STERIS Corporation=                                    2,498
    63,000   Techne Corporation=                                    2,451
   207,100   Varian Medical Systems, Inc.=                          8,955
    75,600   VISX Inc.=                                             1,956
                                                                   ------
                                                                   65,021
                                                                   ------

             METALS AND MINING - 1.0%
    95,075   Arch Coal, Inc.                                        3,379
    98,500   Peabody Energy Corporation                             7,970
    68,800   Steel Dynamics, Inc.                                   2,606
   121,100   Worthington Industries, Inc.                           2,371
                                                                   ------
                                                                   16,326
                                                                   ------

             NATURAL GAS DISTRIBUTION - 1.6%
   114,225   AGL Resources Inc.                                     3,797
    93,650   Equitable Resources, Inc.                              5,681
   119,100   Hanover Compressor Company=                            1,683
   180,037   MDU Resources Group, Inc.                              4,803
   125,875   National Fuel Gas Company                              3,567
   157,700   ONEOK, Inc.                                            4,482
    74,125   WGL Holdings Inc.                                      2,286
                                                                   ------
                                                                   26,299
                                                                   ------

             NATURAL GAS PIPELINES - 0.3%
   368,475   Aquila, Inc.= (a)                                      1,360
   112,700   Western Gas Resources, Inc.                            3,296
                                                                   ------
                                                                    4,656
                                                                   ------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.0%
   578,500   3Com Corporation=                                      2,412
   116,475   ADTRAN, Inc.                                           2,229
    82,875   CommScope, Inc.=                                       1,566
   180,075   McDATA Corporation, Class A=                           1,073
    65,425   Newport Corporation=                                     922
    73,725   Plantronics, Inc.                                      3,058
   149,400   Polycom, Inc.=                                         3,485
   159,225   Powerwave Technologies, Inc.= (a)                      1,350
                                                                   ------
                                                                   16,095
                                                                   ------

             OILFIELD SERVICES - 3.7%
    83,700   Cooper Cameron Corporation=                            4,504
   230,375   ENSCO International Inc.                               7,312
   188,400   Grant Prideco, Inc.=                                   3,777
    76,850   Helmerich & Payne, Inc.                                2,616
   131,075   National-Oilwell, Inc.=                                4,626
   255,225   Patterson-UTI Energy, Inc.                             4,964
   117,525   Plains Exploration & Production Company=               3,056
   207,725   Pride International, Inc.=                             4,267
   159,875   Smith International, Inc.=                             8,699
    92,475   Tidewater Inc.                                         3,293
   149,175   Varco International, Inc.=                             4,348
   207,175   Weatherford International Inc.=                       10,628
                                                                   ------
                                                                   62,090
                                                                   ------

             PACKAGING AND CONTAINERS - 0.6%
    77,850   Longview Fibre Company                                 1,412
   163,075   Packaging Corporation of America                       3,840
   149,800   Sonoco Products Company                                4,442
                                                                   ------
                                                                    9,694
                                                                   ------

             PAPER AND FOREST PRODUCTS - 0.6%
    84,800   Bowater Inc.                                           3,729
    66,900   P.H. Glatfelter Company                                1,022
    45,350   Potlatch Corporation                                   2,294
    75,957   Rayonier Inc.                                          3,715
                                                                   ------
                                                                   10,760
                                                                   ------

             PHARMACEUTICALS - 2.7%
   156,230   Barr Laboratories, Inc.=                               7,115
    87,975   Cephalon, Inc.= (a)                                    4,476
   382,231   IVAX Corporation=                                      6,047
   466,475   Millennium Pharmaceuticals, Inc.=                      5,654
    51,675   Par Pharmaceutical Cos Inc.=                           2,138
   110,125   Perrigo Company                                        1,902
   145,600   Protein Design Labs, Inc.=                             3,008
   160,225   Sepracor Inc.=                                         9,512
   128,275   Valeant Pharmaceuticals International                  3,380
   122,475   Vertex Pharmaceuticals Inc.=                           1,295
                                                                   ------
                                                                   44,527
                                                                   ------

             PUBLISHING AND ADVERTISING - 2.4%
    37,975   Banta Corporation                                      1,700
   175,225   Belo Corporation                                       4,598
    76,300   Deluxe Corporation                                     2,848
   105,925   Dun & Bradstreet Corporation=                          6,318
   130,025   Harte-Hanks, Inc.                                      3,378
    68,850   Lee Enterprises, Inc.                                  3,173
   151,725   Readers Digest Association, Inc., Class A              2,110
    60,500   Scholastic Corporation=                                2,236
    14,625   The Washington Post Company, Class B                  14,377
                                                                   ------
                                                                   40,738
                                                                   ------

             RAILROADS, TRUCKING AND SHIPPING - 2.3%
   130,025   C.H. Robinson Worldwide, Inc.                          7,219
    78,750   CNF Inc.                                               3,945
   162,450   Expeditors International of Washington, Inc.           9,078
    75,375   GATX Corporation                                       2,228
   123,875   J.B. Hunt Transport Services, Inc.                     5,556
    60,025   Overseas Shipholding Group, Inc.                       3,313
   111,825   Swift Transportation Company, Inc.=                    2,402
    72,500   Trinity Industries, Inc.                               2,471
   120,243   Werner Enterprises, Inc.                               2,722
                                                                   ------
                                                                   38,934
                                                                   ------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
   126,425   AMB Property Corporation                               5,106
   164,300   Developers Diversified Realty Corporation              7,290
    81,800   Highwoods Properties, Inc.                             2,266
   102,475   Hospitality Properties Trust                           4,714
   130,525   Liberty Property Trust (a)                             5,639
    92,775   Mack-Cali Realty Corporation                           4,270
   156,475   New Plan Excel Realty Trust                            4,237
   202,075   United Dominion Realty Trust                           5,011
   135,600   Weingarten Realty Investors                            5,438
                                                                   ------
                                                                   43,971
                                                                   ------

             RESTAURANTS - 1.5%
   123,612   Applebee's International Inc.                          3,270
    53,825   Bob Evans Farms, Inc.                                  1,407
   131,775   Brinker International, Inc.=                           4,621
    73,425   CBRL Group Inc.                                        3,073
    94,100   Krispy Kreme Doughnuts, Inc.= (a)##                    1,186
   112,475   Outback Steakhouse, Inc.                               5,149
    98,975   Ruby Tuesday, Inc.                                     2,581
   118,600   The Cheesecake Factory, Inc.=                          3,851
                                                                   ------
                                                                   25,138
                                                                   ------

             SEMICONDUCTORS - 3.8%
   176,675   Arrow Electronics, Inc.=                               4,293
   727,750   Atmel Corporation=                                     2,853
   183,750   Avnet, Inc.=                                           3,352
   145,325   Credence Systems Corporation=                          1,330

   112,575   Cree, Inc.= (a)                                           4,512
   191,675   Cypress Semiconductor Corporation=                        2,248
   182,250   Fairchild Semiconductor Corporation, Class A=             2,963
   162,725   Intergrated Device Technology, Inc.=                      1,881
   101,775   International Rectifier Corporation=                      4,536
   229,500   Intersil Corporation, Class A                             3,842
   131,925   KEMET Corporation=##                                      1,181
   207,775   Lam Research Corporation=                                 6,007
   172,875   Lattice Semiconductor Corporation=                          985
    93,250   LTX Corporation=                                            717
   137,350   Micrel, Inc.=                                             1,514
   314,550   Microchip Technology Inc.                                 8,385
   248,400   SanDisk Corporation=                                      6,203
   112,800   Semtech Corporation=                                      2,467
    79,175   Silicon Laboratories Inc.=                                2,796
   209,650   TriQuint Semiconductor, Inc.=                               933
                                                                      ------
                                                                      62,998
                                                                      ------

             SOFTWARE - 3.2%
   212,137   Activision, Inc.=                                         4,281
    49,725   Advent Software, Inc.=                                    1,018
    89,562   Ascential Software Corporation=                           1,461
   412,175   Cadence Design Systems, Inc.=                             5,692
   132,250   Checkfree Corporation=                                    5,036
   127,700   DST Systems, Inc.=                                        6,656
    94,550   Keane Inc.=                                               1,390
   108,275   Macromedia Inc.=                                          3,370
    75,800   Macrovision Corporation=                                  1,950
   244,175   McAfee Inc.=                                              7,064
   116,375   Mentor Graphics Corporation=                              1,779
    85,350   Retek Inc.=                                                 525
    98,500   Reynolds & Reynolds Company, Class A                      2,611
   106,025   RSA Security Inc.=                                        2,127
   144,975   Sybase, Inc.=                                             2,892
   183,250   The BISYS Group, Inc.=                                    3,014
    57,100   Transaction Systems Architects, Inc.=##                   1,133
   125,425   Wind River Systems=                                       1,700
                                                                      ------
                                                                      53,699
                                                                      ------

             SPECIALTY STORES - 5.6%
   105,951   99 Cents Only Stores=                                     1,712
   132,925   Abercrombie & Fitch Company                               6,241
    84,850   Aeropostale, Inc.=                                        2,497
   112,350   American Eagle Outfitters, Inc.                           5,292
   107,625   AnnTaylor Stores Corporation=                             2,317
   106,850   Barnes & Noble, Inc.=                                     3,448
   105,950   BJ's Wholesale Club, Inc.=                                3,086
   114,475   Borders Group Inc.                                        2,908
   136,100   Chico's FAS, Inc.=                                        6,197
   150,825   Claire's Stores, Inc.                                     3,205
   172,350   Dollar Tree Stores, Inc.=                                 4,943
   237,325   Foot Locker, Inc.                                         6,391
   206,800   Michaels Stores, Inc.                                     6,198
    84,175   O'Reilly Automotive Inc.=                                 3,792
   113,075   Pacific Sunwear of California, Inc.=                      2,517
   103,900   Payless ShoeSource, Inc.=                                 1,278
   221,400   PETsMart, Inc.                                            7,867
   130,925   Pier 1 Imports, Inc. (a)                                  2,579
    67,575   Regis Corporation                                         3,119
   224,850   Ross Stores, Inc.                                         6,491
   123,425   Urban Outfitters, Inc.=                                   5,480
   177,725   Williams-Sonoma, Inc.=                                    6,227
                                                                      ------
                                                                      93,785
                                                                      ------

             TELECOMMUNICATIONS SERVICES - 0.7%
   373,875   Cincinnati Bell Inc.=                                     1,552
    87,525   Telephone and Data Systems, Inc.                          6,735
   174,225   UTStarcom, Inc.= (a)                                      3,859
                                                                      ------
                                                                      12,146
                                                                      ------

             TOBACCO - 0.1%
    38,925   Universal Corporation                                     1,862
                                                                   ---------

             UTILITIES - MISCELLANEOUS - 0.8%
    65,000   Alexander & Baldwin, Inc.                                 2,757
   142,131   Aqua America, Inc.                                        3,495
   229,925   Republic Services, Inc.                                   7,712
                                                                   ---------
                                                                      13,964
                                                                   ---------

             TOTAL COMMON STOCKS
                (Cost $1,268,980)                                  1,643,052
                                                                   ---------

  SHARES
  (000)
---------
             AFFILIATED INVESTMENT COMPANIES - 3.3%

    55,659   Nations Cash Reserves, Capital Class Shares#              55,659
                                                                   ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $55,659)                                         55,659
                                                                   ----------

             TOTAL INVESTMENTS
                (Cost $1,324,639*)                       101.6%     1,698,711
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)    (1.6)%       (27,262)
                                                                   ----------

             NET ASSETS                                  100.0%    $1,671,449
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,324,639.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   438,621        64,549          374,072

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $30,117.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan on December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $32,477 and $29,122, respectively.

At December 31, 2004, the Fund held the following open futures contracts:

                                      AGGREGATE                 UNREALIZED
                             VALUE   FACE VALUE   EXPIRATION   APPRECIATION
TYPE            CONTRACTS    (000)      (000)        DATE          (000)
-------------   ---------   ------   ----------   ----------   ------------
MidCap 400
Futures (long
position)            1         330        333     March-2005      $   3

MidCap 400
Futures (long
position)            3         987        998     March-2005         11

MidCap 400
Futures (long
position)           80      25,525     26,614     March-2005       1,089
                                                                  ------
                                                                  $1,103
                                                                  ------

ABBREVIATION:

LTD   Limited

NATIONS FUNDS
NATIONS SMALLCAP INDEX FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
---------                                                          -------
            COMMON STOCKS - 99.3%
            AEROSPACE AND DEFENSE - 1.8%
   67,100   AAR Corporation=                                       $   914
   69,100   Armor Holdings, Inc.=                                    3,250
   44,600   Curtiss-Wright Corporation                               2,560
   56,600   DRS Technologies, Inc.=                                  2,417
   51,000   Esterline Technologies Corporation=                      1,665
  110,200   GenCorp Inc. (a)                                         2,046
   53,450   Moog Inc.=                                               2,424
   68,000   Teledyne Technologies Inc.=                              2,001
   33,000   Triumph Group, Inc.=                                     1,304
   23,500   Woodward Governor Company                                1,683
                                                                   -------
                                                                    20,264
                                                                   -------

            AIRLINES - 0.5%
   44,700   Forward Air Corporation=                                 1,998
   74,100   Frontier Airlines, Inc.=                                   845
   65,700   Mesa Air Group, Inc.= (a)                                  522
  119,600   SkyWest, Inc.                                            2,399
                                                                   -------
                                                                     5,764
                                                                   -------

            APPAREL AND TEXTILES - 2.3%
   28,000   Ashworth Inc.=                                             305
   37,900   Brown Shoe Company, Inc.                                 1,131
   74,400   Christopher & Banks Corporation                          1,373
   43,700   G & K Services, Inc., Class A                            1,897
   45,900   Genesco, Inc.=                                           1,429
   15,000   Haggar Corporation                                         352
   39,400   Hancock Fabrics Inc.                                       409
   71,300   K-Swiss Inc., Class A                                    2,076
   57,600   Kellwood Company                                         1,987
   24,500   Oshkosh B'Gosh Inc., Class A                               524
   34,900   Oxford Industries Inc.                                   1,441
   64,500   Phillips-Van Heusen Corporation                          1,742
  118,400   Quiksilver, Inc.=                                        3,526
   68,000   Russell Corporation                                      1,325
   76,500   Stride Rite Corporation                                    855
   56,000   The Children's Place Retail Stores, Inc.=                2,074
   79,600   Wolverine World Wide, Inc.                               2,501
                                                                   -------
                                                                    24,947
                                                                   -------

            AUTOMOTIVE - 1.5%
  103,550   Aaron Rents, Inc., Class A                               2,589
   48,100   Group 1 Automotive, Inc.=                                1,515
   32,800   Midas, Inc.=                                               656
   71,700   Myers Industries Inc.                                      918
   74,500   Oshkosh Truck Corporation                                5,094
   86,100   Sonic Automotive Inc.                                    2,135
   41,200   Standard Motor Products, Inc.                              651
   51,000   Superior Industries International, Inc. (a)              1,482
   46,300   TBC Corporation =                                        1,287
                                                                   -------
                                                                    16,327
                                                                   -------

            BROADCASTING AND CABLE - 0.1%
   27,800   4Kids Entertainment Inc.=                                  584
                                                                   -------

            CHEMICALS - BASIC - 0.7%
   80,200   Delta and Pine Land Company                              2,188
   69,700   Georgia Gulf Corporation                                 3,471
   59,600   H.B. Fuller Company                                      1,699
                                                                   -------

                                                                     7,358
                                                                    ------
            CHEMICALS - SPECIALTY - 1.4%
   48,800   Arch Chemicals, Inc.                                     1,404
   54,300   Cambrex Corporation                                      1,472
   63,100   MacDermid, Inc.                                          2,278
   59,000   OM Group, Inc.=                                          1,913
   83,900   Omnova Solutions Inc.=                                     472
   18,400   Penford Corporation                                        289
  190,700   PolyOne Corporation=                                     1,728
   20,100   Quaker Chemical Corporation                                499
   34,900   Rogers Corporation=                                      1,504
   63,600   Schulman (A.) Inc.                                       1,362
   46,650   TETRA Technologies Inc.=                                 1,320
   66,600   Wellman Inc.                                               712
                                                                    ------
                                                                    14,953
                                                                    ------

            COMMERCIAL BANKING - 7.7%
  124,600   BankAtlantic Bancorp, Inc.                               2,480
   62,500   BankUnited Financial Corporation, Class A=               1,997
  123,100   Brookline Bancorp, Inc.                                  2,009
   96,325   Chittenden Corporation                                   2,767
   81,900   Commercial Federal Corporation                           2,433
   63,700   Community Bank Systems, Inc.                             1,800
   58,000   Downey Financial Corporation                             3,306
  109,000   East West Bancorp, Inc.                                  4,574
   36,000   Financial Federal Corporation=                           1,411
   96,500   First Midwest Bancorp, Inc.                              3,502
   34,100   First Republic Bank                                      1,807
   83,950   Firstbank Corporation                                    5,333
   34,200   FirstFed Financial Corporation=                          1,774
  127,700   Flagstar Bancorp, Inc.                                   2,886
   83,600   Gold Banc Corporation, Inc.                              1,222
   93,600   Hudson United Bancorp                                    3,686
   59,000   Irwin Financial Corporation                              1,675
   69,800   MAF Bancorp Inc.                                         3,128
   48,500   Nara Bancorp, Inc.                                       1,032
   42,300   PrivateBancorp, Inc.                                     1,363
   68,900   Provident Bankshares Corporation                         2,506
  146,616   Republic Bancorp Inc.                                    2,240
   65,800   Riggs National Corporation                               1,399
  147,900   South Financial Group, Inc.                              4,811
  145,800   Southwest Bancorporation of Texas, Inc.                  3,396
   93,500   Sterling Bancshares, Inc.                                1,334
   47,450   Sterling Financial Corporation=                          1,863
   96,800   Susquehanna Bancshares Inc.                              2,415
  154,700   TrustCo Bank Corporation NY                              2,133
   92,900   Umpqua Holdings Corporation                              2,342
   89,800   United Bankshares Inc.                                   3,426
   69,730   Waypoint Financial Corporation                           1,977
   87,400   Whitney Holding Corporation                              3,932
   44,800   Wintrust Financial Corporation                           2,552
                                                                    ------
                                                                    86,511
                                                                    ------

            COMMERCIAL SERVICES - 4.4%
  101,000   ABM Industries Inc.                                      1,992
   53,000   Administaff, Inc.=                                         668
   63,550   ADVO Inc.                                                2,266
   64,500   Arbitron Inc.=                                           2,527
   41,000   CDI Corporation                                            877
   76,100   Central Parking Corporation                              1,153
   51,100   Coinstar, Inc.=                                          1,371
   31,500   Emcor Group Inc.=                                        1,423
   64,900   Factset Research Systems Inc.                            3,792
   90,200   Florida Rock Industries, Inc.                            5,369
   80,000   Global Payments Inc.                                     4,682
   39,900   Heidrick & Struggles International, Inc.=                1,367
   24,000   Insurance Auto Auctions Inc.=                              538
   87,400   Labor Ready, Inc.=                                       1,479
   45,200   MAXIMUS, Inc.=                                           1,407

   72,400   Napster, Inc.= (a)                                         681
   66,700   NCO Group, Inc.=                                         1,724
   52,600   On Assignment, Inc.=                                       273
   32,300   Prepaid Legal Services Inc.= (a)                         1,213
  128,800   PRG-Schultz International, Inc.=                           648
   51,600   Rewards Network Inc.=                                      361
   30,700   SFBC International, Inc.                                 1,213
   30,200   Startek, Inc.                                              859
  117,000   Tetra Tech, Inc.=                                        1,959
   90,500   URS Corporation=                                         2,905
   20,800   Vertrue Inc.= (a)                                          786
   46,100   Viad Corporation                                         1,313
   31,700   Volt Information Sciences Inc.=                            932
   55,500   Watsco Inc.                                              1,955
   67,500   Watson Wyatt & Company Holdings                          1,819
                                                                    ------
                                                                    49,552
                                                                    ------

            COMPUTER SERVICES - 1.9%
   60,800   CACI International, Inc., Class A=                       4,141
   74,300   Digital Insight Corporation=                             1,367
  101,600   Efunds Corporation=                                      2,439
   63,000   FindWhat.com= (a)                                        1,117
   95,400   Internet Security Systems, Inc.=                         2,218
   67,400   ManTech International Corporation=                       1,600
   45,300   Pegasus Solutions, Inc.=                                   571
   55,100   Radiant Systems, Inc.=                                     359
   53,200   Synaptics Inc.=                                          1,627
   28,600   TALX Corporation                                           738
   93,000   WebEx Communications, Inc.= (a)                          2,212
   48,600   Websense, Inc.=                                          2,465
   67,000   Zixit Corporation= (a)                                     345
                                                                    ------
                                                                    21,199
                                                                    ------

            COMPUTERS AND OFFICE EQUIPMENT - 2.0%
  231,400   Adaptec, Inc.=                                           1,756
   67,100   Agilysys, Inc.                                           1,150
   50,300   Brady Corporation, Class A                               3,148
  105,600   Gamestop Corporation                                     2,366
   48,200   Global Imaging Systems, Inc.=                            1,904
   54,300   Hutchinson Technology, Inc.=                             1,877
   34,000   Imagistics International Inc.=                           1,144
   43,800   Mercury Computer Systems, Inc.=                          1,300
   38,500   Micros Systems, Inc.=                                    3,006
  144,300   Pinnacle Systems, Inc.=                                    880
   39,800   Radisys Corporation=                                       778
   26,300   ScanSource, Inc.=                                        1,635
   38,400   Standard Microsystems Corporation=                         685
                                                                    ------
                                                                    21,629
                                                                    ------

            CONGLOMERATES - 1.0%
   68,000   Advanced Energy Industries, Inc.=                          621
   56,800   Apogee Enterprises, Inc.                                   762
  137,400   Hughes Supply Inc.                                       4,444
   55,700   Insituform Technologies Inc., Class A=                   1,263
   99,850   Waste Connections, Inc.=                                 3,420
                                                                    ------
                                                                    10,510
                                                                    ------

            CONSTRUCTION - 0.8%
   26,000   Chemed Corporation                                       1,745
   41,300   ElkCorp                                                  1,413
   26,800   Meritage Corporation=                                    3,021
  133,300   The Shaw Group Inc.= (a)                                 2,379
                                                                    ------
                                                                     8,558
                                                                    ------

            CONSUMER SERVICES - 0.7%
   18,700   Angelica Corporation                                       506
   28,600   Building Materials Holding Corporation                   1,095
   63,000   Fedders Corporation                                        228
   47,300   Kaman Corporation, Class A                                 598
  108,400   La-Z-Boy Inc.                                            1,666
   43,300   Russ Berrie & Company Inc.                                 989

  127,000   Spherion Corporation=                                    1,067
   36,700   Thomas Industries Inc.                                   1,465
                                                                    ------
                                                                     7,614
                                                                    ------

            DEPARTMENT AND DISCOUNT STORES - 0.1%
   61,300   ShopKo Stores, Inc.=                                     1,145
                                                                    ------

            DIVERSIFIED ELECTRONICS - 3.7%
  155,000   Aeroflex, Inc.=                                          1,879
   28,400   Analogic Corporation                                     1,272
   77,600   Anixter International Inc.                               2,793
   81,700   Artesyn Technologies, Inc.=                                923
   48,000   Audiovox Corporation, Class A=                             757
   30,800   BEI Technologies, Inc.                                     951
   23,200   Bel Fuse Inc., Class B                                     784
   97,550   Belden CDT Inc.                                          2,263
   86,050   Benchmark Electronics, Inc.=                             2,934
   78,300   Checkpoint Systems Inc.=                                 1,413
   74,800   CTS Corporation                                            994
   55,600   Cubic Corporation                                        1,399
   39,400   Daktronics, Inc.=                                          981
   43,400   Dionex Corporation=                                      2,459
   41,600   EDO Corporation                                          1,321
   55,375   Engineered Support Systems, Inc.                         3,279
   71,200   FLIR Systems, Inc.=                                      4,543
   46,300   Gerber Scientific Inc.=                                    352
   54,300   Helix Technology Corporation                               944
   44,000   Itron Inc.=                                              1,052
   33,700   Keithley Instruments, Inc.                                 664
   74,500   Methode Electronics Inc., Class A                          957
   72,000   Rayovac Corporation=                                     2,200
  107,900   Trimble Navigation Ltd.=                                 3,566
   44,500   Wilson Greatbatch Technologies Inc.=                       998
                                                                    ------
                                                                    41,678
                                                                    ------

            DIVERSIFIED MANUFACTURING - 4.4%
   61,400   A.O. Smith Corporation                                   1,838
   88,300   Acuity Brands, Inc.                                      2,808
   66,000   Albany International Corporation, Class A                2,321
   60,065   Aleris International Inc. (a)                            1,016
   48,200   Barnes Group Inc.                                        1,278
   33,800   Ceradyne, Inc.= (a)                                      1,934
   53,200   CLARCOR Inc.                                             2,914
   35,300   CUNO, Inc.=                                              2,097
   61,100   Griffon Corporation=                                     1,650
   48,200   Hydril Company=                                          2,194
   47,400   Ionics Inc.= (a)                                         2,054
   58,700   Kaydon Corporation                                       1,938
   19,500   Lawson Products, Inc.                                      983
  125,400   Lennox International Inc.                                2,552
   33,600   Lydall Inc.=                                               398
   41,600   Meade Instruments Corporation=##                           143
   42,500   MTS Systems Corporation                                  1,437
   75,600   Mueller Industries, Inc.                                 2,434
   87,700   Roper Industries, Inc.                                   5,329
   99,200   Simpson Manufacturing Company, Inc.                      3,462
   25,700   Standex International Corporation                          732
   59,900   Stewart & Stevenson Services, Inc.                       1,212
   56,000   Sturm, Ruger & Company Inc.                                506
   68,400   The Nautilus Group, Inc.                                 1,653
   80,300   Tredegar Industries, Inc.                                1,623
   87,600   Vicor Corporation                                        1,148
   67,300   Watts Industries, Inc., Class A                          2,170
                                                                    ------
                                                                    49,824
                                                                    ------

            ELECTRIC POWER - NON NUCLEAR - 1.1%
   61,500   ALLETE, Inc.                                             2,261
   25,300   Central Vermont Public Service Corporation                 588
   32,800   CH Energy Group, Inc.                                    1,576

   101,800   Cleco Corporation (a)                                  2,063
    98,700   El Paso Electric Company=                              1,869
    10,700   Green Mountain Power Corporation                         308
    30,300   UIL Holdings Corporation                               1,554
    71,300   UniSource Energy Corporation                           1,719
                                                                   ------
                                                                   11,938
                                                                   ------

             ELECTRICAL EQUIPMENT - 0.4%
    44,900   Cohu, Inc.                                               833
    53,050   Intermagnetics General Corporation=                    1,348
    46,300   Littelfuse, Inc.=                                      1,582
    59,400   Magnetek, Inc.=                                          410
    30,400   Planar Systems Inc.=                                     341
                                                                   ------
                                                                    4,514
                                                                   ------

             ENERGY - MISCELLANEOUS - 0.2%
   100,800   Avista Corporation                                     1,781
                                                                   ------

             EXPLORATION AND PRODUCTION - 2.4%
    86,600   Cimarex Energy Company=                                3,282
    69,900   Headwaters Inc.=                                       1,992
   147,000   Patina Oil and Gas Corporation                         5,513
    75,400   Southwestern Energy Company= (a)                       3,822
    70,600   Spinnaker Exploration Company=                         2,476
    55,500   Stone Energy Corporation=                              2,502
    95,200   Unit Corporation=                                      3,638
   136,800   Vintage Petroleum, Inc.                                3,104
                                                                   ------
                                                                   26,329
                                                                   ------

             FINANCE - MISCELLANEOUS - 1.3%
    47,700   Anchor Bancorp Wisconsin Inc.                          1,390
    57,400   Boston Private Financial Holdings, Inc.                1,617
    59,600   Cash America Investments Inc.                          1,772
    77,600   Dime Community Bancshares                              1,390
    87,300   Investment Technology Group, Inc.=                     1,746
    32,800   Sourcecorp, Inc.=                                        627
    35,900   SWS Group, Inc.                                          787
    94,700   UCBH Holdings Inc.                                     4,339
    39,000   World Acceptance Corporation=                          1,073
                                                                   ------
                                                                   14,741
                                                                   ------

             FOOD AND DRUG STORES - 0.9%
   104,200   Casey's General Stores, Inc.                           1,891
    81,750   Fred's, Inc.                                           1,422
    78,500   Longs Drug Stores Corporation                          2,164
    26,000   Nash-Finch Company                                       982
    80,200   The Great Atlantic & Pacific Tea Company, Inc.=          822
    83,200   United Natural Foods, Inc.=                            2,588
                                                                   ------
                                                                    9,869
                                                                   ------

             FOOD PRODUCTS - 1.7%
    37,600   American Italian Pasta Company (a)                       874
    75,600   Corn Products International, Inc.                      4,049
    90,000   Flowers Foods, Inc.                                    2,842
    76,000   Hain Celestial Group, Inc.=                            1,571
    18,800   J & J Snack Foods Corporation=                           922
    61,600   Lance, Inc.                                            1,172
    97,300   Performance Food Group Company=                        2,618
    60,900   Ralcorp Holdings, Inc.=                                2,554
    41,500   Sanderson Farms, Inc.                                  1,796
                                                                   ------
                                                                   18,398
                                                                   ------

             HEALTH SERVICES - 3.4%
   101,750   Accredo Health, Inc.=                                  2,821
    31,700   Amedisys, Inc. =                                       1,027
    68,600   American Healthways, Inc.= (a)                         2,267
    52,075   AMERIGROUP Corporation=                                3,941
    60,900   AmSurg Corporation=                                    1,799
    85,400   Centene Corporation=                                   2,421
    66,700   Cross Country Healthcare, Inc.=                        1,206
    26,900   Curative Health Services, Inc.=##                        184

    50,000   Gentiva Health Services, Inc.                            836
    65,000   Invacare Corporation                                   3,007
    35,700   LabOne, Inc.=                                          1,144
    42,000   LCA-VISION Inc.                                          982
    74,900   NDCHealth Corporation                                  1,392
   104,300   OCA Inc.= (a)                                            662
    76,350   Odyssey Healthcare, Inc.=                              1,044
    54,100   PAREXEL International Corporation=                     1,098
    46,500   Pediatrix Medical Group, Inc.=                         2,978
   103,600   Province Healthcare Company=                           2,315
    34,200   RehabCare Group, Inc.=                                   957
    42,300   Sunrise Senior Living, Inc.= (a)                       1,961
    59,300   United Surgical Partners International, Inc.=          2,473
    64,500   Viasys Healthcare Inc.=                                1,226
                                                                   ------
                                                                   37,741
                                                                   ------

             HEAVY MACHINERY - 3.0%
    61,550   Applied Industrial Technologies, Inc.                  1,686
    41,600   Astec Industries Inc.=                                   716
    68,700   Baldor Electric Company                                1,891
   107,300   Briggs & Stratton Corporation                          4,461
    16,100   CPI Corporation                                          219
    41,300   Gardner Denver Machinery Inc.=                         1,499
   105,350   IDEX Corporation                                       4,267
    92,700   JLG Industries, Inc.                                   1,820
    24,500   Lindsay Manufacturing Company                            634
    61,400   Manitowoc Company, Inc.                                2,312
   101,120   Milacron Inc.=                                           343
    82,500   Paxar Corporation=                                     1,829
    50,900   Regal Beloit Corporation                               1,456
    30,200   Robbins & Myers, Inc.                                    720
   187,900   Timken Company (a)                                     4,888
    47,500   Toro Company                                           3,864
    43,400   X-Rite, Inc.                                             695
                                                                   ------
                                                                   33,300
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.1%
    14,200   National Presto Industries, Inc.                         646
    32,000   Natures Sunshine Products Inc.                           652
                                                                   ------
                                                                    1,298
                                                                   ------

             HOUSING AND FURNISHING - 2.8%
    50,100   Applica Inc.=                                            303
    24,300   Bassett Furniture Industries, Inc.                       477
   149,100   Champion Enterprises Inc.= (a)                         1,762
    32,700   Coachmen Industries Inc.                                 568
    74,800   Ethan Allen Interiors, Inc.                            2,993
    47,100   Haverty Furniture Companies, Inc.                        871
   108,300   Interface Inc., Class A=                               1,080
    67,102   M.D.C. Holdings, Inc.                                  5,800
    61,200   Monaco Coach Corporation                               1,259
    13,200   NVR, Inc.=                                            10,157
    17,500   Skyline Corporation                                      714
    69,600   Standard Pacific Corporation                           4,464
                                                                   ------
                                                                   30,448
                                                                   ------

             INSURANCE - 3.1%
    65,900   Delphi Financial Group, Inc., Class A                  3,041
   160,400   Fremont General Corporation                            4,040
    74,900   Hilb, Rogal and Hamilton Company                       2,714
    37,000   Landamerica Financial Group, Inc.                      1,995
    46,300   Philadelphia Consolidated Holding Corporation=         3,062
    61,100   Presidential Life Corporation                          1,036
    60,700   ProAssurance Corporation=                              2,374
    52,600   RLI Corporation                                        2,187
    52,100   Ryerson Tull Inc.                                        821
    20,600   SCPIE Holdings Inc.                                      204
    57,800   Selective Insurance Group, Inc.                        2,557
    55,000   Sierra Health Services, Inc.=                          3,031
    37,700   Stewart Information Services Corporation               1,570
    95,200   UICI                                                   3,227

    40,100   Zenith National Insurance Corporation                  1,999
                                                                   ------
                                                                   33,858
                                                                   ------

             INTEGRATED OIL - 1.1%
    68,900   Cabot Oil & Gas Corporation                            3,049
   161,300   Input/Output, Inc.=                                    1,426
    53,400   Oceaneering International Inc.=                        1,993
    57,800   Remington Oil & Gas Corporation=                       1,575
    59,600   St. Mary Land & Exploration Company                    2,488
    58,300   Swift Energy Company=                                  1,687
                                                                   ------
                                                                   12,218
                                                                   ------

             INVESTMENT SERVICES - 0.2%
    41,300   Piper Jaffray Companies, Inc.=                         1,980
                                                                   ------

             LODGING AND RECREATION - 2.6%
    38,200   Action Performance Companies, Inc. (a)                   420
    42,400   Arctic Cat Inc.                                        1,124
    61,400   Argosy Gaming Company=                                 2,867
    72,100   Aztar Corporation=                                     2,518
    70,900   Bally Total Fitness Holding Corporation= (a)             301
   115,500   Fleetwood Enterprises Inc.=                            1,555
    54,600   JAKKS Pacific, Inc.= (a)                               1,207
    97,200   K2 Inc.=                                               1,544
    62,700   Marcus Corporation                                     1,576
    58,500   Multimedia Games, Inc.= (a)                              922
    82,800   Pinnacle Entertainment, Inc.=                          1,638
    89,100   Polaris Industries Inc.                                6,060
    48,300   Shuffle Master, Inc.= (a)                              2,275
    70,000   Winnebago Industries, Inc.                             2,734
    63,600   WMS Industries, Inc.= (a)                              2,133
                                                                   ------
                                                                   28,874
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 5.6%
    76,400   Advanced Medical Optics, Inc.= (a)                     3,143
    70,200   American Medical Systems Holdings, Inc.=               2,935
    49,100   Arthrocare Corporation= (a)                            1,574
    50,800   BioLase Technology Inc. (a)                              552
    33,700   Biosite Inc.= (a)                                      2,074
    62,100   CONMED Corporation=                                    1,765
    68,100   Cooper Companies, Inc.                                 4,808
    48,600   Cryolife, Inc.= (a)                                      344
    49,700   Cyberonics, Inc.= (a)                                  1,030
    30,800   Datascope Corporation                                  1,222
    60,700   Diagnostic Products Corporation                        3,342
    44,700   DJ Orthopedics Inc.=                                     957
    52,900   Haemonetics Corporation=                               1,916
    42,700   Hologic, Inc.=                                         1,173
   135,400   Hooper Holmes, Inc.                                      802
    28,200   ICU Medical, Inc.= (a)                                   771
    70,000   IDEXX Laboratories, Inc.=                              3,821
    93,425   Immucor, Inc.=                                         2,196
    60,000   Integra LifeSciences Holdings Corporation=             2,216
    23,600   Kensey Nash Corporation= (a)                             815
    89,100   Mentor Corporation (a)                                 3,006
    55,000   Merit Medical Systems, Inc.=                             840
    35,700   Osteotech, Inc.=##                                       196
    82,100   Owens & Minor, Inc.                                    2,313
    57,100   PolyMedica Corporation                                 2,129
    37,800   Possis Medical, Inc.=                                    510
    90,600   Priority Healthcare Corporation, Class B=              1,972
    70,600   ResMed Inc.=                                           3,608
    73,200   Respironics, Inc.=                                     3,979
    67,100   Sola International Inc.=                               1,848
    36,500   SurModics, Inc.= (a)                                   1,187
    81,000   Sybron Dental Specialties, Inc.=                       2,866
    62,400   Theragenics Corporation=                                 253
    26,500   Vital Signs Inc.                                       1,031
                                                                   ------
                                                                   63,194
                                                                   ------

             METALS AND MINING - 2.6%
    32,900   A. M. Castle & Company=                                  393
    61,100   AMCOL International Corporation                        1,227
    40,000   Brush Engineered Materials Inc.=                         740
    49,900   Carpenter Technology Corporation                       2,917
    66,600   Century Aluminum Company=                              1,749
    22,500   Cleveland-Cliffs Inc.= (a)                             2,337
    61,200   Commercial Metals Company                              3,094
   158,300   Massey Energy Company                                  5,534
    30,000   Material Sciences Corporation=                           540
    34,400   Quanex Corporation                                     2,359
    67,900   Reliance Steel & Aluminum Company                      2,645
    45,100   RTI International Metals, Inc.=                          926
    26,600   Steel Technologies Inc.                                  732
    45,100   Texas Industries, Inc.                                 2,813
    31,000   Wolverine Tube Inc.=                                     400
                                                                   ------
                                                                   28,406
                                                                   ------

             NATURAL GAS DISTRIBUTION - 2.8%
   159,300   Atmos Energy Corporation                               4,357
    23,400   Cascade Natural Gas Corporation                          496
    75,800   Energen Corporation                                    4,468
    57,900   New Jersey Resources Corporation                       2,509
    57,100   Northwest Natural Gas Company                          1,927
   159,500   Piedmont Natural Gas Company, Inc.                     3,707
   171,431   Southern Union Company=                                4,111
    75,100   Southwest Gas Corporation                              1,908
    43,700   The Laclede Group Inc.                                 1,361
   106,100   UGI Corporation                                        4,341
    49,800   Valmont Industries Inc.                                1,250
                                                                   ------
                                                                   30,435
                                                                   ------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.9%
    36,000   Black Box Corporation                                  1,730
    26,500   Brooktrout Inc.=                                         318
    89,700   C-COR.net Corporation=                                   834
    63,200   Captaris Inc.=                                           326
    38,100   Concord Communications, Inc.=                            422
   150,400   Harmonic Inc.=                                         1,254
    48,900   j2 Global Communications, Inc.= (a)                    1,687
    67,400   NYFIX, Inc.=                                             417
    32,300   SBS Technologies, Inc.=                                  451
    48,800   Sonic Solutions (a)                                    1,095
    27,400   Tollgrade Communications, Inc.=                          335
    55,700   ViaSat, Inc.=                                          1,352
                                                                   ------
                                                                   10,221
                                                                   ------

             OIL REFINING AND MARKETING - 0.6%
    33,300   CARBO Ceramics Inc.                                    2,297
    56,100   Frontier Oil Corporation                               1,496
    34,500   Petroleum Development Corporation                      1,331
    34,500   WD-40 Company                                            980
                                                                   ------
                                                                    6,104
                                                                   ------

             OILFIELD SERVICES - 1.3%
    31,300   Atwood Oceanics, Inc.=                                 1,631
    79,900   Cal Dive International, Inc.=                          3,255
    36,000   Dril-Quip, Inc.=                                         873
    60,400   Lone Star Technologies, Inc.=                          2,021
    48,400   Offshore Logistics, Inc.=                              1,572
    38,100   SEACOR SMIT Inc.= (a)                                  2,035
    69,600   Veritas DGC Inc.=                                      1,560
    57,700   W-H Energy Services, Inc.=                             1,290
                                                                   ------
                                                                   14,237
                                                                   ------

             PACKAGING AND CONTAINERS - 0.5%
    74,400   AptarGroup, Inc.                                       3,928
    28,700   Libbey Inc.                                              637
    30,400   Mobile Mini Inc.=                                      1,004
                                                                   ------
                                                                    5,569
                                                                   ------
             PAPER AND FOREST PRODUCTS - 1.3%


    77,700   Buckeye Technologies Inc.=                             1,011
    59,300   Caraustar Industries, Inc.=                              997
    40,600   Chesapeake Corporation                                 1,103
    25,400   Deltic Lumber Corporation                              1,078
    31,200   Neenah Paper Inc. (a)                                  1,017
    33,800   Pope & Talbot Inc.                                       578
    74,200   Rock-Tenn Company - Class A                            1,125
    30,900   Schweitzer-Mauduit International, Inc.                 1,049
    68,800   United Stationers Inc.= (a)                            3,179
    37,300   Universal Forest Products, Inc.                        1,619
   107,600   Wausau-Mosinee Paper Corporation                       1,922
                                                                   ------
                                                                   14,678
                                                                   ------

             PHARMACEUTICALS - 2.1%
   109,700   Alpharma Inc., Class A                                 1,859
    60,100   ArQule Inc.=                                             348
    33,000   Bradley Pharmaceuticals Inc.= (a)                        640
    67,420   Enzo Biochem, Inc.=                                    1,313
   113,900   Medicis Pharmaceutical Corporation, Class A            3,999
   147,600   MGI Pharma, Inc.=                                      4,134
   139,200   NBTY, Inc.=                                            3,342
    48,800   Noven Pharmaceuticals, Inc.=                             833
   117,700   Pharmaceutical Product Development, Inc.=              4,860
   116,000   Regeneron Pharmaceuticals, Inc.=                       1,068
   125,800   Savient Pharmaceuticals Inc.=                            341
                                                                   ------
                                                                   22,737
                                                                   ------

             PUBLISHING AND ADVERTISING - 0.6%
    39,700   Advanced Marketing Services Inc.                         399
    74,600   Bowne & Company Inc.                                   1,213
    28,400   Consolidated Graphics Inc.=                            1,304
    57,900   John H. Harland Company                                2,090
    59,400   The Standard Register Company                            839
    30,700   Thomas Nelson, Inc.                                      694
                                                                   ------
                                                                    6,539
                                                                   ------

             RAILROADS, TRUCKING AND SHIPPING - 2.8%
    52,300   Arkansas Best Corporation                              2,348
   106,800   EGL, Inc.=                                             3,192
   156,051   Heartland Express, Inc.                                3,506
   130,500   Kansas City Southern Industries, Inc.=                 2,314
    51,600   Kirby Corporation=                                     2,290
   117,600   Knight Transportation, Inc.=                           2,916
    63,100   Landstar System, Inc.=                                 4,647
    58,200   USF Corporation                                        2,209
    63,200   Wabash National Corporation=                           1,702
   101,100   Yellow Roadway Corporation=                            5,632
                                                                   ------
                                                                   30,756
                                                                   ------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
    89,500   Capital Automotive REIT                                3,179
    57,000   Colonial Properties Trust (a)                          2,238
   108,200   Commercial Net Lease Realty                            2,229
    65,000   CRT Properties Inc.                                    1,551
    52,900   Entertainment Property Trust                           2,357
    47,800   Essex Property Trust, Inc.                             4,006
    61,000   Gables Residential Trust                               2,183
    66,500   Glenborough Realty Trust Inc.                          1,415
    59,400   Kilroy Realty Corporation                              2,539
   100,900   Lexington Corporate Properties Trust                   2,278
   113,650   New Century Financial Corporation                      7,264
    23,800   Parkway Properties, Inc.                               1,208
    96,800   Shurgard Storage Centers, Inc.                         4,261
    32,800   Sovran Self Storage, Inc.                              1,382
                                                                   ------
                                                                   38,090
                                                                   ------

             RESTAURANTS - 2.6%
    75,650   CEC Entertainment Inc.=                                3,024
    41,500   IHOP Corporation                                       1,738
    76,600   Jack in the Box Inc.= (a)                              2,824
    55,100   Landry's Seafood Restaurants Inc.                      1,601

    42,400   Lone Star Steakhouse & Saloon, Inc.                    1,187
    44,500   O'Charley's Inc.=                                        870
    53,800   P.F. Changs China Bistro Inc.=                         3,032
    63,000   Panera Bread Company, Class A= (a)                     2,540
    34,800   Papa John's International Inc.=                        1,199
    70,800   RARE Hospitality International, Inc.=                  2,256
    86,800   Ryan's Restaurant Group Inc.=                          1,338
   125,200   Sonic Corporation=                                     3,819
    57,500   The Steak n Shake Company=                             1,155
   134,200   Triarc Companies, Inc.                                 1,645
                                                                   ------
                                                                   28,228
                                                                   ------

             RETAIL - SPECIALTY - 0.1%
    37,100   Stage Stores, Inc.=                                    1,540
                                                                   ------

             SEMICONDUCTORS - 3.6%
    52,800   Actel Corporation=                                       926
    73,800   Alliance Semiconductor Corporation=                      273
    65,400   ATMI, Inc.=                                            1,473
   208,000   Axcelis Technologies, Inc.=                            1,691
    92,700   Brooks Automation, Inc.=                               1,596
    52,800   C&D Technologies, Inc.                                   900
    95,900   Cognex Corporation                                     2,676
    63,100   Coherent, Inc.=                                        1,921
    76,800   Cymer, Inc.=                                           2,269
    58,300   DSP Group, Inc.=                                       1,302
    38,600   Dupont Photomasks, Inc.=                               1,019
    59,200   Electro Scientific Industries, Inc.=                   1,170
    82,400   ESS Technology, Inc.=                                    586
    86,600   Exar Corporation=                                      1,229
    69,300   FEI Company=                                           1,455
   145,700   Kopin Corporation=                                       564
   106,300   Kulicke & Soffa Industries Inc.=                         916
   124,100   Microsemi Corporation=                                 2,154
    41,400   Park Electrochemical Corporation                         898
    55,300   Pericom Semiconductor Corporation=                       521
    35,000   Photon Dynamics, Inc.=                                   850
    68,000   Photronics, Inc.=                                      1,122
    64,600   Power Integrations, Inc.=                              1,278
    35,000   Rudolph Technologies, Inc.=                              601
   323,800   Skyworks Solutions, Inc.=                              3,054
    27,100   Supertex, Inc.=                                          588
    84,200   Technitrol, Inc.=                                      1,532
    49,500   Ultratech Stepper, Inc.=                                 933
    75,700   Varian Semiconductor Equipment Associates, Inc.=       2,790
    61,900   Veeco Instruments Inc.=                                1,304
                                                                   ------
                                                                   39,591
                                                                   ------

             SOFTWARE - 3.7%
    56,100   Altiris, Inc.=                                         1,988
    65,000   Ansys, Inc.=                                           2,084
    70,700   Avid Technology, Inc.=                                 4,365
    59,100   Bell Microproducts Inc.=                                 569
    51,600   Carreker Corporation=                                    444
    75,600   Cerner Corporation=                                    4,019
   129,900   Ciber Inc.=                                            1,252
    86,900   Dendrite International, Inc.=                          1,686
    37,200   EPIQ Systems, Inc.=                                      545
    82,200   FileNET Corporation=                                   2,117
    81,100   Hyperion Solutions Corporation=                        3,781
    60,600   JDA Software Group, Inc.=                                825
    64,800   Kronos Inc.=                                           3,313
    62,600   Manhattan Associates, Inc.=                            1,495
    42,400   MapInfo Corporation=                                     508
    52,000   MRO Software, Inc.=                                      677
    43,200   PC-Tel, Inc.=                                            343
    51,100   Phoenix Technologies Ltd.=                               422
    75,100   Progress Software Corporation=                         1,754

    90,700   SERENA Software, Inc.=                                    1,963
    36,600   SPSS, Inc.=                                                 572
    93,900   Take-Two Interactive Software, Inc.=                      3,267
    81,000   THQ Inc.=                                                 1,858
    77,800   Verity, Inc.=                                             1,021
                                                                   ---------
                                                                      40,868
                                                                   ---------

             SPECIALTY STORES - 4.2%
    92,900   Burlington Coat Factory Warehouse Corporation             2,109
    43,100   Cato Corporation, Class A                                 1,242
    45,500   Cost Plus, Inc.=                                          1,462
    28,100   Department 56, Inc.=                                        468
    62,000   Dress Barn, Inc.=                                         1,091
    50,500   Electronics Boutique Holdings Corporation=                2,168
    30,000   Enesco Group, Inc.=                                         242
   148,050   Fossil, Inc.=                                             3,797
    68,200   Goody's Family Clothing Inc.                                623
    52,700   Guitar Center, Inc.=                                      2,777
    64,000   Gymboree Corporation=                                       820
    48,800   Hibbet Sporting Goods, Inc.=                              1,299
    96,700   Hot Topic, Inc.=                                          1,662
   101,400   Insight Enterprises, Inc.=                                2,081
    41,800   J. Jill Group Inc.=                                         622
    47,050   Jo-Ann Stores, Inc.=                                      1,296
    94,000   Linens 'N Things, Inc.=                                   2,331
    64,700   Movie Gallery, Inc.                                       1,234
   119,000   PEP Boys - Manny, Moe & Jack                              2,031
    47,300   School Specialty, Inc.=                                   1,824
   108,550   SCP Pool Corporation                                      3,463
    76,900   Select Comfort Corporation=                               1,380
    88,400   Stein Mart Inc.=                                          1,508
    74,500   The Men's Wearhouse, Inc.=                                2,381
    71,800   Too Inc.=                                                 1,756
    79,700   Tractor Supply Company=                                   2,966
   107,900   Zale Corporation=                                         3,223
                                                                   ---------
                                                                      47,856
                                                                   ---------

             STEEL - 0.2%
    88,800   Maverick Tube Corporation=                                2,691
                                                                   ---------

             TELECOMMUNICATIONS SERVICES - 0.9%
    23,300   Applied Signal Technology, Inc.                             821
    36,500   Boston Communications Group, Inc.=                          337
    30,300   Catapult Communications Corporation=                        732
    43,600   Commonwealth Telephone Enterprises, Inc.=                 2,165
    45,100   Digi International Inc.=                                    775
   120,900   General Communication, Inc., Class A=                     1,335
    53,800   Inter-Tel Inc.                                            1,473
    36,200   Intrado Inc.=                                               438
    51,000   Network Equipment Technologies Inc.=                        501
    94,300   SymmetriCom Inc.=                                           916
                                                                   ---------
                                                                       9,493
                                                                   ---------

             TOBACCO - 0.1%
    94,000   DiMon Inc.                                                  632
                                                                   ---------

             UTILITIES - MISCELLANEOUS - 0.1%
    34,700   American States Water Company                               902
                                                                   ---------

             TOTAL COMMON STOCKS
                (Cost $750,346)                                    1,098,471
                                                                   ---------

PRINCIPAL
 AMOUNT
  (000)
---------

            CORPORATE BONDS AND NOTES - 0.0%+

            AEROSPACE AND DEFENSE - 0.0%+
            (Cost $0)
       $2   TIMCO Aviation Services, Inc.,                                          1
                                                                           ----------
            8.000% 01/02/07

  SHARES
  (000)
---------
            WARRANTS - 0.0%+
            AEROSPACE AND DEFENSE - 0.0%+
            (Cost $0)
    2,188   TIMCO Aviation Services, Inc.=                                          0++
                                                                           ----------

            AFFILIATED INVESTMENT COMPANIES - 3.9%

   43,394   Nations Cash Reserves, Capital Class Shares#                       43,394
                                                                           ----------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $43,394)                                                   43,394
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $793,741*)                                    103.2%    1,141,866
                                                                           ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)              (3.2)%      (35,792)
                                                                           ----------
            NET ASSETS                                            100.0%   $1,106,074
                                                                           ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $793,741.
Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized       Net Unrealized
Appreciation   Depreciation       Appreciation
------------   ------------      --------------
   376,510        28,385             348,125

=    Non-income producing security.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $42,941.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or a portion of security was on loan on December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $32,767 and $41,468, respectively.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                UNREALIZED
                                     AGGREGATE                APPRECIATION/
                            VALUE   FACE VALUE   EXPIRATION    DEPRECIATION
TYPE            CONTRACTS   (000)      (000)        DATE          (000)
-------------   ---------   -----   ----------   ----------   -------------
Russell 2000
Futures (long
position)           5       1,636      1,635     March-2005       $ (1)

Russell 2000
Futures (long
position)           9       2,833      2,943     March-2005        110

Russell 2000
Futures (long
position)           2         651        654     March-2005          3

Russell 2000
Futures (long
position)           3         977        981     March-2005          4

Russell 2000
Futures (long
position)           1         323        327     March-2005          4
                                                                  ----
                                                                  $120
                                                                  ----

ABBREVIATION:
LTD- Limited

NATIONS FUNDS
NATIONS LARGECAP ENHANCED CORE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
---------                                                           ------
            COMMON STOCKS - 95.6%
            AEROSPACE AND DEFENSE - 1.2%
   14,100   Boeing Company                                          $  730
   12,200   General Dynamics Corporation                             1,277
    6,200   Lockheed Martin Corporation                                344
   11,100   Northrop Grumman Corporation                               603
    1,800   Raytheon Company                                            70
      100   Rockwell Automation, Inc.                                    5
    9,800   United Technologies Corporation                          1,013
                                                                    ------
                                                                     4,042
                                                                    ------

            APPAREL AND TEXTILES - 0.8%
   31,800   Jones Apparel Group, Inc.                                1,163
    5,700   Nike, Inc., Class B                                        517
   15,100   V.F. Corporation                                           836
                                                                    ------
                                                                     2,516
                                                                    ------

            AUTOMOTIVE - 0.5%
   24,800   AutoNation, Inc.=                                          476
    9,300   AutoZone, Inc.=                                            850
   15,500   Ford Motor Company                                         227
                                                                    ------
                                                                     1,553
                                                                    ------

            BEVERAGES - 1.9%
      100   Anheuser-Busch Companies, Inc.                               5
   48,600   Coca-Cola Company                                        2,023
   22,700   Pepsi Bottling Group, Inc.                                 614
   72,000   PepsiCo, Inc.                                            3,758
                                                                    ------
                                                                     6,400
                                                                    ------

            BROADCASTING AND CABLE - 1.8%
    7,400   Clear Channel Communications, Inc.                         248
   33,400   The Walt Disney Company                                    929
  115,800   Time Warner Inc.=                                        2,251
   71,400   Viacom Inc., Class B                                     2,598
                                                                    ------
                                                                     6,026
                                                                    ------

            CHEMICALS - BASIC - 1.0%
    2,300   Ecolab, Inc.                                                81
    9,900   PPG Industries, Inc.                                       675
   12,000   Praxair, Inc.                                              530
   16,100   Rohm & Haas Company                                        712
   26,600   The Dow Chemical Company                                 1,316
                                                                    ------
                                                                     3,314
                                                                    ------

            CHEMICALS - SPECIALTY - 0.7%
   13,000   Eastman Chemical Company                                   750
    8,100   Engelhard Corporation                                      248
   22,100   Monsanto Company                                         1,229
                                                                    ------
                                                                     2,227
                                                                    ------

            COMMERCIAL BANKING - 7.7%
    4,300   AmSouth Bancorporation                                     111
   26,800   BB&T Corporation                                         1,127
  161,800   Citigroup Inc.                                           7,796
   18,300   Comerica Inc.                                            1,117
    3,600   Fifth Third Bancorp                                        170
    1,800   First Horizon National Corporation                          78
   12,600   KeyCorp##                                                  427
    1,300   M&T Bank Corporation                                       140
   18,000   Marshall and Ilsley Corporation                            796
   20,100   Mellon Financial Corporation                               625

    34,600   National City Corporation                              1,299
     1,600   PNC Financial Services Group                              92
    13,500   SunTrust Banks, Inc.                                     997
    25,200   The Bank of New York Company, Inc.                       842
    76,200   US Bancorp                                             2,387
    58,800   Wachovia Corporation                                   3,093
    41,600   Washington Mutual, Inc.                                1,759
    44,700   Wells Fargo & Company                                  2,778
                                                                   ------
                                                                   25,634
                                                                   ------

             COMMERCIAL SERVICES - 1.1%
     1,500   Apollo Group Inc., Class A=                              121
   101,700   Cendant Corporation                                    2,378
     7,800   eBay Inc.=                                               907
    17,700   Sabre Holdings Corporation                               392
                                                                   ------
                                                                    3,798
                                                                   ------

             COMPUTER SERVICES - 0.5%
    20,900   Affiliated Computer Services, Inc., Class A=           1,258
     7,300   Computer Sciences Corporation=##                         412
     1,900   Convergys Corporation=                                    28
         1   First Data Corporation                                     0+
                                                                   ------
                                                                    1,698
                                                                   ------

             COMPUTERS AND OFFICE EQUIPMENT - 4.0%
   121,400   Dell Inc.=                                             5,116
   123,100   Hewlett-Packard Company                                2,581
    45,600   International Business Machines Corporation            4,495
     7,900   Lexmark International, Inc.=                             672
    33,400   Xerox Corporation=                                       568
                                                                   ------
                                                                   13,432
                                                                   ------

             CONGLOMERATES - 0.8%
    74,100   Tyco International Ltd.                                2,648
                                                                   ------

             CONSUMER CREDIT AND MORTGAGES - 2.3%
    37,300   American Express Company                               2,103
    20,100   Countrywide Financial Corporation                        744
    14,000   Fannie Mae                                               997
    25,400   Freddie Mac                                            1,872
    54,500   MBNA Corporation                                       1,536
    30,300   Providian Financial Corporation=                         499
                                                                   ------
                                                                    7,751
                                                                   ------

             DEPARTMENT AND DISCOUNT STORES - 2.8%
     8,000   Costco Wholesale Corporation                             387
    10,600   Dollar General Corporation                               220
     3,000   Federated Department Stores, Inc.                        173
    31,600   J.C. Penney Company, Inc.                              1,308
     6,000   Sears, Roebuck and Company                               306
    19,700   Target Corporation                                     1,023
   114,900   Wal-Mart Stores, Inc.                                  6,070
                                                                   ------
                                                                    9,487
                                                                   ------

             DIVERSIFIED ELECTRONICS - 0.4%
    15,500   Cooper Industries, Ltd.                                1,052
     8,500   Eastman Kodak Company                                    274
                                                                   ------
                                                                    1,326
                                                                   ------

             DIVERSIFIED MANUFACTURING - 4.1%
    42,300   3M Company                                             3,472
    12,100   Crane Company                                            349
   220,200   General Electric Company                               8,037
    34,300   Gillette Company                                       1,536
     8,700   Honeywell International Inc.                             308
       900   W.W. Grainger, Inc.                                       60
                                                                   ------
                                                                   13,762
                                                                   ------

             ELECTRIC POWER - NON NUCLEAR - 0.8%
    28,500   Edison International                                     913
    27,800   TXU Corporation                                        1,795
                                                                   ------
                                                                    2,708
                                                                   ------
             ELECTRIC POWER - NUCLEAR - 0.6%


     6,900   American Electric Power Company, Inc.                   237
    26,200   FirstEnergy Corporation                               1,035
    23,400   PG & E Corporation=                                     779
                                                                   -----
                                                                   2,051
                                                                   -----

             ELECTRICAL EQUIPMENT - 0.5%
    24,500   Emerson Electric Company                              1,717
                                                                   -----

             ENERGY - MISCELLANEOUS - 0.1%
     3,700   Progress Energy, Inc.                                   167
                                                                   -----

             EXPLORATION AND PRODUCTION - 0.3%
    17,400   Anadarko Petroleum Corporation                        1,128
                                                                   -----

             FINANCE - MISCELLANEOUS - 0.3%
     1,200   Capital One Financial Corporation                       101
    20,300   H & R Block, Inc.                                       995
                                                                   -----
                                                                   1,096
                                                                   -----

             FOOD AND DRUG STORES - 0.5%
    29,800   Albertson's, Inc.                                       711
    16,000   Safeway, Inc.=                                          316
    20,300   SUPERVALU Inc.                                          701
                                                                   -----
                                                                   1,728
                                                                   -----

             FOOD PRODUCTS - 1.2%
    11,500   Archer-Daniels-Midland Company                          257
    38,900   ConAgra Foods, Inc.                                   1,145
     7,700   General Mills, Inc.                                     383
       500   Hershey Foods Corporation                                28
    30,800   Kellogg Company                                       1,375
    39,300   Sara Lee Corporation                                    949
       300   SYSCO Corporation                                        11
                                                                   -----
                                                                   4,148
                                                                   -----

             HEALTH SERVICES - 1.1%
     5,600   HCA Inc.                                                224
     1,600   Laboratory Corporation of America Holdings=              80
     3,300   McKesson Corporation                                    104
    13,800   Quest Diagnostics Inc.                                1,318
     9,800   UnitedHealth Group Inc.                                 863
     8,400   WellPoint Inc.=                                         966
                                                                   -----
                                                                   3,555
                                                                   -----

             HEAVY MACHINERY - 0.9%
       100   Cummins, Inc.                                             8
    23,700   Illinois Tool Works Inc.                              2,197
       100   Ingersoll-Rand Company, Class A                           8
    20,600   Thermo Electron Corporation=                            622
                                                                   -----
                                                                   2,835
                                                                   -----

             HOUSEHOLD PRODUCTS - 2.7%
    41,000   Avon Products, Inc.                                   1,587
     4,600   Fortune Brands, Inc.                                    355
    32,200   Kimberly-Clark Corporation                            2,119
    61,600   Procter & Gamble Company                              3,393
    23,900   The Clorox Company                                    1,408
                                                                   -----
                                                                   8,862
                                                                   -----

             HOUSING AND FURNISHING - 1.1%
    45,000   Masco Corporation                                     1,644
     1,900   Newell Rubbermaid Inc.                                   46
    28,300   Pulte Homes, Inc.                                     1,805
     4,200   The Stanley Works                                       206
       600   Whirlpool Corporation                                    42
                                                                   -----
                                                                   3,743
                                                                   -----

             INSURANCE - 4.3%
    20,900   ACE Ltd.                                                893
     2,100   Aetna Inc.                                              262
    30,600   Allstate Corporation                                  1,583
    74,200   American International Group, Inc.                    4,873
     2,000   Hartford Financial Services Group, Inc.                 139
    32,900   Lincoln National Corporation                          1,536
     6,600   Loews Corporation                                       464

       700   MBIA, Inc.                                                44
    30,400   MetLife, Inc.                                          1,232
    13,100   MGIC Investment Corporation                              903
    25,300   Principal Financial Group, Inc.                        1,036
       200   Progressive Corporation                                   17
       700   Prudential Financial, Inc.                                38
     7,200   SAFECO Corporation                                       376
     5,200   The St. Paul Travelers Companies, Inc.                   193
     5,200   Torchmark Corporation                                    297
    15,800   UnumProvident Corporation                                283
     2,000   XL Capital Ltd., Class A                                 155
                                                                   ------
                                                                   14,324
                                                                   ------

             INTEGRATED OIL - 7.4%
    18,200   Amerada Hess Corporation                               1,499
    16,500   Apache Corporation                                       834
    94,000   ChevronTexaco Corporation                              4,936
    37,300   ConocoPhillips                                         3,239
   191,000   Exxon Mobil Corporation                                9,791
    43,400   Marathon Oil Corporation                               1,632
    21,600   Occidental Petroleum Corporation                       1,261
    30,800   Valero Energy Corporation                              1,398
                                                                   ------
                                                                   24,590
                                                                   ------

             INVESTMENT SERVICES - 3.5%
     6,400   Bear Stearns Companies Inc.                              655
     4,200   Goldman Sachs Group, Inc.##                              437
    95,700   JPMorgan Chase & Company                               3,733
    11,900   Lehman Brothers Holdings Inc.                          1,041
    21,500   Merrill Lynch & Company, Inc.                          1,285
    61,900   Morgan Stanley                                         3,437
    19,200   State Street Corporation                                 943
                                                                   ------
                                                                   11,531
                                                                   ------

             LODGING AND RECREATION - 1.1%
    15,700   Harley-Davidson, Inc.                                    954
       500   Hasbro, Inc.                                              10
    35,300   Hilton Hotels Corporation                                803
    41,900   International Game Technology                          1,440
     7,500   Mandalay Resort Group                                    528
                                                                   ------
                                                                    3,735
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 5.7%
    76,400   Abbott Laboratories                                    3,564
    21,400   Applera Corporation - Applied Biosystems Group           447
    14,800   Bausch & Lomb Inc.                                       954
    23,800   Baxter International Inc.                                822
    25,900   Becton Dickinson & Company                             1,471
     5,000   Biomet, Inc.                                             217
    41,800   Boston Scientific Corporation=                         1,486
     4,400   Cardinal Health, Inc.                                    256
    11,600   Guidant Corporation                                      836
   105,392   Johnson & Johnson                                      6,685
    49,100   Medtronic, Inc.                                        2,439
                                                                   ------
                                                                   19,177
                                                                   ------

             METALS AND MINING - 0.4%
    17,400   Alcoa Inc.                                               547
     6,800   Phelps Dodge Corporation                                 672
                                                                   ------
                                                                    1,219
                                                                   ------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 3.1%
     4,700   Avaya Inc.=                                               81
   291,200   Cisco Systems, Inc.=                                   5,620
    15,400   Corning Inc.=                                            181
   118,400   Motorola, Inc.                                         2,036
    55,300   QUALCOMM Inc.                                          2,345
                                                                   ------
                                                                   10,263
                                                                   ------

             OILFIELD SERVICES - 1.7%
    41,700   Baker Hughes Inc.                                      1,779
    24,700   Halliburton Company                                      969

   44,300   Schlumberger Ltd.                                         2,966
                                                                   --------
                                                                      5,714
                                                                   --------

            PAPER AND FOREST PRODUCTS - 0.6%
   17,900   Georgia-Pacific Corporation                                 671
   33,100   Louisiana-Pacific Corporation                               885
   13,000   Plum Creek Timber Company, Inc.                             500
                                                                   --------
                                                                      2,056
                                                                   --------

            PHARMACEUTICALS - 5.9%
    4,800   AmerisourceBergen Corporation                               282
   42,000   Amgen Inc.=                                               2,694
   65,900   Bristol-Myers Squibb Company                              1,688
   22,300   Caremark Rx, Inc.=                                          879
   11,200   Eli Lilly and Company                                       636
      400   Express Scripts, Inc.=                                       31
   34,400   Forest Laboratories, Inc.=                                1,543
    1,800   Genzyme Corporation=                                        105
   24,800   Gilead Sciences, Inc.=                                      868
   69,900   Merck & Company, Inc.                                     2,247
  292,300   Pfizer Inc.                                               7,859
   22,100   Wyeth                                                       941
                                                                   --------
                                                                     19,773
                                                                   --------

            PUBLISHING AND ADVERTISING - 0.6%
   12,400   Gannett Company, Inc.                                     1,013
    5,900   Knight-Ridder, Inc.                                         395
    5,000   McGraw-Hill Companies, Inc.                                 458
                                                                   --------
                                                                      1,866
                                                                   --------

            RAILROADS, TRUCKING AND SHIPPING - 0.6%
    4,800   FedEx Corporation                                           473
   14,600   Ryder System, Inc.                                          697
   11,100   United Parcel Service, Inc., Class B                        949
                                                                   --------
                                                                      2,119
                                                                   --------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
    6,300   Apartment Investment and Management Company                 243
                                                                   --------

            RESTAURANTS - 1.2%
   31,900   Darden Restaurants, Inc.                                    885
   58,600   McDonald's Corporation                                    1,878
   23,500   Wendy's International, Inc.                                 923
    8,800   Yum! Brands, Inc.##                                         415
                                                                   --------
                                                                      4,101
                                                                   --------

            SEMICONDUCTORS - 3.8%
   18,500   Altera Corporation=                                         383
   22,900   Analog Devices, Inc.                                        845
   13,100   Freescale Semiconductor Inc.=                               241
  275,100   Intel Corporation                                         6,434
   18,600   Linear Technology Corporation                               721
   12,400   Maxim Integrated Products, Inc.                             526
   65,900   Micron Technology, Inc.=                                    814
   43,600   National Semiconductor Corporation=                         783
   26,700   PerkinElmer, Inc.                                           600
    2,500   Tektronix, Inc.                                              76
   53,000   Texas Instruments Inc.                                    1,304
                                                                   --------
                                                                     12,727
                                                                   --------

            SOFTWARE - 6.0%
   12,500   Adobe Systems Inc.                                          784
   43,200   Autodesk, Inc.                                            1,639
    7,900   BMC Software, Inc.=                                         147
   10,600   Citrix Systems, Inc.=                                       260
   17,300   Computer Associates International, Inc.                     537
   26,700   Intuit Inc.=                                              1,175
  355,800   Microsoft Corporation                                     9,504
  290,100   Oracle Corporation=                                       3,981
   10,900   Symantec Corporation=                                       281
   48,500   Yahoo! Inc.=                                              1,827
                                                                   --------
                                                                     20,135
                                                                   --------
            SPECIALTY STORES - 2.1%


   12,100   Best Buy Company, Inc.                                      719
    9,600   Circuit City Stores, Inc.                                   150
   13,700   Family Dollar Stores, Inc.##                                428
   36,000   Gap, Inc.                                                   760
   56,900   Home Depot, Inc.                                          2,433
    8,600   Limited Brands                                              198
    2,900   Lowe's Companies, Inc.                                      167
    4,700   Nordstrom, Inc.                                             220
   12,500   Office Depot, Inc.=                                         217
   19,100   Sherwin-Williams Company                                    852
    6,000   Staples, Inc.                                               202
   20,300   TJX Companies, Inc.                                         510
                                                                   --------
                                                                      6,856
                                                                   --------

            STEEL - 0.5%
   21,600   Nucor Corporation                                         1,130
    7,100   United States Steel Corporation                             364
                                                                   --------
                                                                      1,494
                                                                   --------

            TELECOMMUNICATIONS SERVICES - 3.8%
    8,200   ALLTEL Corporation                                          482
  177,900   AT&T Corporation                                          3,390
   45,800   BellSouth Corporation                                     1,273
   37,600   Nextel Communications, Inc., Class A=                     1,128
  126,300   SBC Communications, Inc.                                  3,255
   75,900   Verizon Communications, Inc.                              3,075
                                                                   --------
                                                                     12,603
                                                                   --------

            TOBACCO - 1.5%
   50,100   Altria Group, Inc.                                        3,061
   26,700   Reynolds American Inc.                                    2,099
                                                                   --------
                                                                      5,160
                                                                   --------

            TOTAL COMMON STOCKS
               (Cost $262,008)                                      319,038
                                                                   --------

            PURCHASED OPTIONS - 0.0%++
    1,000   Call option                                                 100
            Symantec Corp.
            Strike price 30.00
            Expires 4/16/05
   (2,000)  Call option                                                (105)
            Symantec Corp.
            Strike price 32.50
            Expires 4/16/05
      200   Put option                                                  200
            S&P 500 Index
            Strike price 1,075.00
            Expires 06/18/05
     (100)  Put option                                                 (100)
            S&P 500 Index                                          --------
            Strike price 1,150.00
            Expires 03/18/05
            TOTAL PURCHASED OPTIONS
               (Cost $(28))                                              95
                                                                   --------

  SHARES
  (000)
---------

            AFFILIATED INVESTMENT COMPANIES - 4.2%

   14,160   Nations Cash Reserves, Capital Class Shares#             14,160
                                                                   --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $14,160)                                        14,160
                                                                   --------

            TOTAL INVESTMENTS
               (Cost $276,140*)                             99.8%   333,293
                                                                   --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)         0.2%       535
                                                                   --------

            NET ASSETS                                     100.0%  $333,828
                                                                   ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Options: The Fund may purchase put options on stock index futures contracts, stock indices, swap contracts ("swaptions") or equity securities for the purpose of hedging the relevant portion of its portfolio securities against an anticipated market-wide decline or against declines in the values of portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. The Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Fund may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Fund may write covered call options and put options on securities in which its is permitted to invest from time to time in seeking to attain the Fund's objective. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying to the Fund at a stated price. In the case of put options, the Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Fund typically receive a premium from writing a put or call option, which would increase the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

*    Cost for federal income tax purposes is $276,140.
Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   58,548          1,395          57,153

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts.

+    Amount represents less than $500.

++   Amount represents less than 0.1%.

At December 31, 2004, the Fund held the following open futures contracts:

                                      AGGREGATE                 UNREALIZED
                             VALUE   FACE VALUE   EXPIRATION   APPRECIATION
TYPE            CONTRACTS    (000)      (000)        DATE          (000)
----            ---------   ------   ----------   ----------   ------------
S&P 500
Futures (long
position)           51      15,047     15,474     March-2005       $427

ABBREVIATION:
LTD  Limited

NATIONS FUNDS
NATIONS LARGECAP INDEX FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             COMMON STOCKS - 99.3%
             AEROSPACE AND DEFENSE - 1.8%
   102,625   Boeing Company                                        $ 5,313
    24,500   General Dynamics Corporation                            2,563
    14,500   Goodrich Corporation                                      473
    14,100   L-3 Communications Holdings, Inc.                       1,033
    54,075   Lockheed Martin Corporation                             3,004
    45,053   Northrop Grumman Corporation                            2,449
    55,300   Raytheon Company                                        2,147
    22,525   Rockwell Automation, Inc.                               1,116
    21,550   Rockwell Collins, Inc.                                    850
    62,450   United Technologies Corporation                         6,454
                                                                   -------
                                                                    25,402
                                                                   -------

             AIRLINES - 0.1%
    15,800   Delta Air Lines, Inc.= (a)                                118
    95,250   Southwest Airlines Company                              1,551
                                                                   -------
                                                                     1,669
                                                                   -------

             APPAREL AND TEXTILES - 0.5%
    23,100   Coach, Inc.=                                            1,303
    14,900   Jones Apparel Group, Inc.                                 545
    13,275   Liz Claiborne, Inc.                                       560
    32,075   Nike, Inc., Class B                                     2,909
     7,075   Reebok International, Ltd.                                311
    13,575   V.F. Corporation                                          752
                                                                   -------
                                                                     6,380
                                                                   -------

             AUTOMOTIVE - 0.9%
    32,375   AutoNation, Inc.=                                         622
     9,725   AutoZone, Inc.=                                           888
     9,150   Cooper Tire & Rubber Company##                            197
    18,350   Dana Corporation                                          318
    68,575   Delphi Corporation                                        619
    18,600   Eaton Corporation                                       1,346
   223,675   Ford Motor Company                                      3,274
    69,000   General Motors Corporation                              2,764
    21,325   Genuine Parts Company                                     940
    21,450   Goodyear Tire & Rubber Company= (a)                       314
    23,250   Johnson Controls, Inc.                                  1,475
     7,000   Snap-On Inc.                                              241
    15,875   Visteon Corporation                                       155
                                                                   -------
                                                                    13,153
                                                                   -------

             BEVERAGES - 2.2%
     4,575   Adolph Coors Company, Class B                             346
    96,625   Anheuser-Busch Companies, Inc.                          4,902
    14,925   Brown-Forman Corporation, Class B                         727
   295,775   Coca-Cola Company                                      12,312
    57,350   Coca-Cola Enterprises Inc.                              1,196
    30,600   Pepsi Bottling Group, Inc.                                827
   205,950   PepsiCo, Inc.                                          10,751
                                                                   -------
                                                                    31,061
                                                                   -------

             BROADCASTING AND CABLE - 2.7%
    70,125   Clear Channel Communications, Inc.                      2,348
   271,406   Comcast Corporation, Class A=                           9,032
   249,750   The Walt Disney Company                                 6,943
   559,875   Time Warner Inc.=                                      10,885
    39,550   Univision Communications, Inc., Class A=                1,158
   208,450   Viacom Inc., Class B                                    7,585
                                                                   -------

                                                                    37,951
                                                                   -------
             BUILDING MATERIALS - 0.1%
    26,175   American Standard Companies Inc.=                       1,082
                                                                   -------
             CHEMICALS - BASIC - 1.4%
    27,775   Air Products and Chemicals, Inc.                        1,610
    13,500   Avery Dennison Corporation                                810
   121,375   E.I. duPont de Nemours and Company                      5,953
    31,475   Ecolab, Inc.                                            1,106
    13,650   Hercules, Inc.=##                                         203
    21,025   PPG Industries, Inc.                                    1,433
    39,725   Praxair, Inc.                                           1,754
    27,525   Rohm & Haas Company                                     1,217
   115,275   The Dow Chemical Company                                5,707
                                                                   -------
                                                                    19,793
                                                                   -------

             CHEMICALS - SPECIALTY - 0.3%
     8,700   Ashland Inc.                                              508
     9,500   Eastman Chemical Company                                  548
    14,975   Engelhard Corporation                                     459
     6,275   Great Lakes Chemical Corporation##                        179
    11,550   International Flavors & Fragrances, Inc.                  495
     6,125   Millipore Corporation=                                    305
    32,302   Monsanto Company                                        1,795
     8,450   Sigma-Aldrich Corporation                                 511
                                                                   -------
                                                                     4,800
                                                                   -------

             COMMERCIAL BANKING - 9.0%
    43,375   AmSouth Bancorporation                                  1,123
   493,750   Bank of America Corporation>                           23,201
    67,475   BB&T Corporation                                        2,837
   634,425   Citigroup Inc.                                         30,566
    20,875   Comerica Inc.                                           1,274
    15,000   Compass Bancshares, Inc.                                  730
    68,625   Fifth Third Bancorp                                     3,245
    15,050   First Horizon National Corporation                        649
    37,400   Golden West Financial Corporation                       2,297
    28,250   Huntington Bancshares Inc.                                700
    49,725   KeyCorp                                                 1,686
    14,200   M&T Bank Corporation                                    1,531
    27,325   Marshall and Ilsley Corporation                         1,208
    51,775   Mellon Financial Corporation                            1,611
    82,800   National City Corporation                               3,109
    57,537   North Fork Bancorporation, Inc.                         1,660
    34,550   PNC Financial Services Group                            1,985
    56,815   Regions Financial Corporation                           2,022
    42,225   Sovereign Bancorp, Inc.                                   952
    45,300   SunTrust Banks, Inc.                                    3,347
    94,975   The Bank of New York Company, Inc.                      3,174
   228,200   US Bancorp                                              7,147
   195,999   Wachovia Corporation                                   10,310
   106,775   Washington Mutual, Inc.                                 4,514
   206,825   Wells Fargo & Company                                  12,854
    11,000   Zions Bancorporation                                      748
                                                                   -------
                                                                   124,480
                                                                   -------

             COMMERCIAL SERVICES - 1.6%
    38,925   Allied Waste Industries, Inc.=                            361
    22,650   Apollo Group Inc., Class A=                             1,828
   128,675   Cendant Corporation                                     3,008
    20,950   Cintas Corporation                                        919
    81,000   eBay Inc.=                                              9,419
    23,950   Fiserv, Inc.=                                             963
    22,775   Omnicom Group Inc.                                      1,920
    21,200   Robert Half International Inc.                            624
    16,600   Sabre Holdings Corporation                                368
   118,725   Solectron Corporation=                                    633
    69,900   Waste Management, Inc.                                  2,093
                                                                   -------
                                                                    22,136
                                                                   -------
             COMPUTER SERVICES - 1.1%


    15,700   Affiliated Computer Services, Inc., Class A=               945
    71,225   Automatic Data Processing, Inc.                          3,159
    23,150   Computer Sciences Corporation=                           1,305
    17,325   Convergys Corporation=                                     260
    62,825   Electronic Data Systems Corporation                      1,451
    16,475   Equifax Inc.                                               463
   101,475   First Data Corporation                                   4,317
    46,200   Paychex, Inc.                                            1,574
    35,275   Sungard Data Systems, Inc.=                                999
    41,025   Unisys Corporation=                                        418
                                                                     ------
                                                                     14,891
                                                                     ------

             COMPUTERS AND OFFICE EQUIPMENT - 4.2%
    49,175   Apple Computer, Inc.=                                    3,167
   303,675   Dell Inc.=                                              12,797
   292,900   EMC Corporation=                                         4,355
    45,650   Gateway, Inc.=                                             274
   369,126   Hewlett-Packard Company                                  7,741
   203,500   International Business Machines Corporation             20,060
    24,625   Jabil Circuit, Inc.=                                       630
    15,775   Lexmark International, Inc.=                             1,341
    11,350   NCR Corporation=                                           786
    43,850   Network Appliance, Inc.=                                 1,457
    11,425   OfficeMax Inc.                                             359
    28,225   Pitney Bowes Inc.                                        1,306
   411,125   Sun Microsystems, Inc.=                                  2,212
   116,575   Xerox Corporation=                                       1,983
                                                                     ------
                                                                     58,468
                                                                     ------

             CONGLOMERATES - 0.9%
    24,900   Dover Corporation                                        1,044
    10,275   Fluor Corporation                                          560
    16,775   Textron, Inc.                                            1,238
   245,875   Tyco International Ltd.                                  8,788
    12,525   Vulcan Materials Company                                   684
                                                                     ------
                                                                     12,314
                                                                     ------

             CONSTRUCTION - 0.0%+
     5,625   KB HOME                                                    587
                                                                     ------

             CONSUMER CREDIT AND MORTGAGES - 2.2%
   153,425   American Express Company                                 8,648
    70,998   Countrywide Financial Corporation                        2,628
   118,275   Fannie Mae                                               8,422
    84,300   Freddie Mac                                              6,213
   156,212   MBNA Corporation                                         4,404
    35,875   Providian Financial Corporation=                           591
                                                                     ------
                                                                     30,906
                                                                     ------

             DEPARTMENT AND DISCOUNT STORES - 3.2%
    57,325   Costco Wholesale Corporation                             2,775
    10,075   Dillard's, Inc., Class A                                   271
    40,050   Dollar General Corporation                                 832
    20,700   Federated Department Stores, Inc.                        1,196
    34,950   J.C. Penney Company, Inc.                                1,447
    41,925   Kohl's Corporation=                                      2,061
    25,250   Sears, Roebuck and Company                               1,289
   109,450   Target Corporation                                       5,684
    35,725   The May Department Stores Company                        1,050
   517,650   Wal-Mart Stores, Inc.                                   27,342
                                                                     ------
                                                                     43,947
                                                                     ------

             DIVERSIFIED ELECTRONICS - 0.2%
    11,225   Cooper Industries, Ltd.                                    762
    35,050   Eastman Kodak Company                                    1,130
    47,100   LSI Logic Corporation=                                     258
    29,400   Symbol Technologies, Inc.                                  509
                                                                     ------
                                                                      2,659
                                                                     ------

             DIVERSIFIED MANUFACTURING - 5.1%
    95,150   3M Company                                               7,809
    11,700   Allegheny Technologies Inc.                                254

     9,875   Black & Decker Corporation                                 872
    37,750   Danaher Corporation                                      2,167
 1,292,350   General Electric Company                                47,172
   121,325   Gillette Company                                         5,433
   105,125   Honeywell International Inc.                             3,722
    11,325   ITT Industries, Inc.                                       956
    15,150   Pall Corporation                                           439
    63,675   Sanmina - SCI Corporation=                                 539
    10,975   W.W. Grainger, Inc.                                        731
                                                                     ------
                                                                     70,094
                                                                     ------

             ELECTRIC POWER - NON NUCLEAR - 1.1%
    79,350   AES Corporation=                                         1,085
    16,800   Allegheny Energy, Inc.= (a)                                331
    65,350   Calpine Corporation= (a)                                   257
    22,175   Cinergy Corporation                                        923
    23,775   CMS Energy Corporation=                                    248
    29,550   Consolidated Edison, Inc.                                1,293
    21,475   Constellation Energy Group, Inc.                           939
    46,450   Dynegy Inc., Class A=                                      215
    39,850   Edison International                                     1,276
    33,100   NiSource Inc.                                              754
    11,225   Pinnacle West Capital Corporation                          499
    10,225   Power-One, Inc.=                                            91
    29,050   Public Service Enterprise Group Inc.                     1,504
    90,425   Southern Company                                         3,032
    24,450   TECO Energy, Inc.                                          375
    29,375   TXU Corporation                                          1,896
    48,975   Xcel Energy, Inc.                                          891
                                                                     ------
                                                                     15,609
                                                                     ------

             ELECTRIC POWER - NUCLEAR - 1.5%
    23,825   Ameren Corporation                                       1,195
    48,375   American Electric Power Company, Inc.                    1,661
    40,475   Dominion Resources, Inc.                                 2,742
    21,275   DTE Energy Company                                         918
   116,975   Duke Energy Corporation                                  2,963
    27,325   Entergy Corporation                                      1,847
    81,000   Exelon Corporation                                       3,569
    40,325   FirstEnergy Corporation                                  1,593
    22,650   FPL Group, Inc.                                          1,693
    49,325   PG & E Corporation=                                      1,642
    23,075   PPL Corporation                                          1,229
                                                                     ------
                                                                     21,052
                                                                     ------

             ELECTRICAL EQUIPMENT - 0.3%
    51,325   Emerson Electric Company                                 3,598
    23,075   Molex Inc.                                                 692
                                                                     ------
                                                                      4,290
                                                                     ------

             ENERGY - MISCELLANEOUS - 0.1%
    37,650   CenterPoint Energy Inc.                                    425
    30,200   Progress Energy, Inc.                                    1,367
    19,600   Progress Energy, Inc., CVO                                   2
                                                                     ------
             (purchased 12/27/00, cost $10)(b)(c)
                                                                      1,794
                                                                     ------

             EXPLORATION AND PRODUCTION - 0.5%
    30,200   Anadarko Petroleum Corporation                           1,957
    59,400   Devon Energy Corporation                                 2,312
    14,475   EOG Resources, Inc.                                      1,033
    31,800   XTO Energy, Inc.                                         1,125
                                                                     ------
                                                                      6,427
                                                                     ------

             FINANCE - MISCELLANEOUS - 0.6%
    29,675   Capital One Financial Corporation                        2,499
    20,100   H & R Block, Inc.                                          985
    18,100   Moody's Corporation                                      1,572
    52,500   SLM Corporation                                          2,803
    37,875   Synovus Financial Corporation                            1,082
                                                                     ------
                                                                      8,941
                                                                     ------
             FINANCIAL SERVICES - 0.1%


    25,700   CIT Group Inc.                                           1,178
                                                                     ------

             FOOD AND DRUG STORES - 0.8%

    44,950   Albertson's, Inc.                                        1,073
    48,925   CVS Corporation                                          2,205
    54,700   Safeway Inc.=                                            1,080
    16,450   SUPERVALU Inc.                                             568
    90,325   The Kroger Company=                                      1,584
   124,950   Walgreen Company                                         4,795
                                                                     ------
                                                                     11,305
                                                                     ------

             FOOD PRODUCTS - 1.5%
    80,000   Archer-Daniels-Midland Company                           1,785
    50,250   Campbell Soup Company                                    1,502
    62,850   ConAgra Foods, Inc.                                      1,851
    44,550   General Mills, Inc.                                      2,215
    42,675   H.J. Heinz Company                                       1,664
    30,125   Hershey Foods Corporation                                1,673
    50,500   Kellogg Company                                          2,255
    16,675   McCormick and Company, Inc.                                644
    95,900   Sara Lee Corporation                                     2,315
    78,225   SYSCO Corporation                                        2,985
    27,450   Wm. Wrigley Jr. Company                                  1,899
                                                                     ------
                                                                     20,788
                                                                     ------

             HEALTH SERVICES - 1.6%
    40,752   Biogen Idec Inc.=                                        2,714
    51,475   HCA Inc.                                                 2,057
    29,800   Health Management Associates, Inc., Class A                677
    19,450   Humana Inc.=                                               577
    16,900   Laboratory Corporation of America Holdings=                842
    10,550   Manor Care, Inc.                                           374
    35,900   McKesson Corporation                                     1,129
    33,311   Medco Health Solutions, Inc.=                            1,386
    12,375   Quest Diagnostics Inc.                                   1,182
    57,012   Tenet Healthcare Corporation=                              626
    79,950   UnitedHealth Group Inc.                                  7,039
    36,050   WellPoint Inc.=                                          4,146
                                                                     ------
                                                                     22,749
                                                                     ------

             HEAVY MACHINERY - 1.1%
    41,750   Caterpillar Inc.                                         4,072
     5,600   Cummins, Inc.                                              469
    30,350   Deere & Company                                          2,258
    36,125   Illinois Tool Works Inc.                                 3,348
    21,025   Ingersoll-Rand Company, Class A                          1,688
     8,550   Navistar International Corporation=                        376
    21,250   PACCAR, Inc.                                             1,710
    14,575   Parker-Hannifin Corporation                              1,104
    19,525   Thermo Electron Corporation=                               589
                                                                     ------
                                                                     15,614
                                                                     ------

             HOUSEHOLD PRODUCTS - 2.1%
    11,137   Alberto-Culver Company, Class B                            541
    57,825   Avon Products, Inc.                                      2,238
    64,775   Colgate-Palmolive Company                                3,314
    17,625   Fortune Brands, Inc.                                     1,360
    59,600   Kimberly-Clark Corporation                               3,922
   310,125   Procter & Gamble Company                                17,082
    18,550   The Clorox Company                                       1,093
                                                                     ------
                                                                     29,550
                                                                     ------

             HOUSING AND FURNISHING - 0.5%
    15,175   Centex Corporation                                         904
    23,300   Leggett & Platt, Inc.                                      662
    54,775   Masco Corporation                                        2,001
     9,725   Maytag Corporation                                         205
    33,550   Newell Rubbermaid Inc.                                     812
    15,575   Pulte Homes, Inc.                                          994
    10,100   The Stanley Works                                          495
     8,125   Whirlpool Corporation                                      562
                                                                     ------
                                                                      6,635
                                                                     ------

             INSURANCE - 4.7%
    34,750   ACE Ltd.                                                1,486
    18,050   Aetna Inc.                                              2,252
    61,900   AFLAC, Inc.                                             2,466
    83,925   Allstate Corporation                                    4,341
    13,250   Ambac Financial Group, Inc.                             1,088
   318,375   American International Group, Inc.                     20,909
    38,650   Aon Corporation                                           922
    23,425   Chubb Corporation                                       1,801
    16,425   CIGNA Corporation                                       1,340
    20,507   Cincinnati Financial Corporation                          908
    35,950   Hartford Financial Services Group, Inc.                 2,492
    16,700   Jefferson-Pilot Corporation                               868
    21,325   Lincoln National Corporation                              995
    22,675   Loews Corporation                                       1,594
    64,425   Marsh & McLennan Companies, Inc.                        2,120
    17,225   MBIA, Inc.                                              1,090
    90,950   MetLife, Inc.                                           3,684
    11,875   MGIC Investment Corporation                               818
    37,550   Principal Financial Group, Inc.                         1,537
    24,450   Progressive Corporation                                 2,074
    62,725   Prudential Financial, Inc.                              3,447
    15,550   SAFECO Corporation                                        812
    81,816   The St. Paul Travelers Companies, Inc.                  3,033
    13,200   Torchmark Corporation                                     754
    36,225   UnumProvident Corporation                                 650
    16,950   XL Capital Ltd., Class A                                1,316
                                                                    ------
                                                                    64,797
                                                                    ------

             INTEGRATED OIL - 5.5%
    11,200   Amerada Hess Corporation                                  923
    39,861   Apache Corporation                                      2,016
    47,875   Burlington Resources Inc.                               2,083
   258,975   ChevronTexaco Corporation                              13,599
    84,327   ConocoPhillips                                          7,322
   788,600   Exxon Mobil Corporation                                40,423
    18,550   Kerr-McGee Corporation                                  1,072
    42,350   Marathon Oil Corporation                                1,593
    48,225   Occidental Petroleum Corporation                        2,814
     8,900   Sunoco, Inc.                                              727
    68,025   The Williams Companies, Inc.                            1,108
    32,150   Unocal Corporation                                      1,390
    31,350   Valero Energy Corporation                               1,423
                                                                    ------
                                                                    76,493
                                                                    ------

             INVESTMENT SERVICES - 3.7%
    12,625   Bear Stearns Companies Inc.                             1,292
   164,625   Charles Schwab Corporation                              1,969
    45,500   E*TRADE Financial Corp.=                                  680
    13,150   Federated Investors Inc.                                  400
    30,500   Franklin Resources, Inc.                                2,124
    59,175   Goldman Sachs Group, Inc.                               6,157
   435,507   JPMorgan Chase & Company                               16,989
    28,900   Janus Capital Group Inc.                                  486
    32,925   Lehman Brothers Holdings Inc.                           2,880
   113,875   Merrill Lynch & Company, Inc.                           6,806
   133,775   Morgan Stanley                                          7,427
    26,775   Northern Trust Corporation                              1,301
    40,800   State Street Corporation                                2,004
    15,700   T Rowe Price Group Inc.                                   977
                                                                    ------
                                                                    51,492
                                                                    ------

             LODGING AND RECREATION - 1.1%
    11,725   Brunswick Corporation                                     580
    77,450   Carnival Corporation                                    4,464
    35,875   Harley-Davidson, Inc.                                   2,179
    13,675   Harrah's Entertainment, Inc.                              915
    21,625   Hasbro, Inc.                                              419
    47,200   Hilton Hotels Corporation                               1,073
    42,100   International Game Technology                           1,447

    27,350   Marriott International, Inc., Class A                   1,723
    50,700   Mattel, Inc.                                              988
    25,375   Starwood Hotels & Resorts Worldwide, Inc.               1,482
                                                                    ------
                                                                    15,270
                                                                    ------

             MEDICAL DEVICES AND SUPPLIES - 4.7%
   190,375   Abbott Laboratories                                     8,881
    23,925   Applera Corporation - Applied Biosystems Group            500
     6,550   Bausch & Lomb Inc.                                        422
    75,375   Baxter International Inc.                               2,603
    30,950   Becton Dickinson & Company                              1,758
    30,950   Biomet, Inc.                                            1,343
   103,250   Boston Scientific Corporation=                          3,671
    12,825   C.R. Bard, Inc.                                           821
    52,850   Cardinal Health, Inc.                                   3,073
    14,325   Fisher Scientific International Inc.=                     894
    38,900   Guidant Corporation                                     2,805
    19,042   Hospira, Inc.=                                            638
   362,825   Johnson & Johnson                                      23,010
   147,750   Medtronic, Inc.                                         7,339
    43,700   St. Jude Medical, Inc.=                                 1,832
    49,150   Stryker Corporation                                     2,371
    14,725   Waters Corporation=                                       689
    29,975   Zimmer Holdings, Inc.=                                  2,402
                                                                    ------
                                                                    65,052
                                                                    ------

             METALS AND MINING - 0.6%
   106,450   Alcoa Inc.                                              3,345
    21,850   Freeport-McMoran Copper & Gold, Inc., Class B             835
    54,300   Newmont Mining Corporation                              2,411
    11,625   Phelps Dodge Corporation                                1,150
                                                                    ------
                                                                     7,741
                                                                    ------

             NATURAL GAS DISTRIBUTION - 0.2%
    78,600   El Paso Corporation                                       817
    19,650   KeySpan Corporation                                       775
     5,375   NICOR Inc.##                                              199
     4,600   Peoples Energy Corporation (a)##                          202
    28,500   Sempra Energy                                           1,046
                                                                    ------
                                                                     3,039
                                                                    ------

             NATURAL GAS PIPELINES - 0.1%
    15,175   Kinder Morgan, Inc.                                     1,110
                                                                    ------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 2.7%
    98,875   ADC Telecommunications, Inc.=                             265
    23,350   American Power Conversion Corporation                     500
    19,625   Andrew Corporation=                                       267
    56,000   Avaya Inc.=                                               963
    69,925   CIENA Corporation=                                        234
   804,900   Cisco Systems, Inc.=                                   15,534
    24,175   Comverse Technology, Inc.=                                591
   171,450   Corning Inc.=                                           2,018
   176,525   JDS Uniphase Corporation=                                 560
   540,350   Lucent Technologies Inc.=                               2,032
   297,550   Motorola, Inc.                                          5,118
   200,350   QUALCOMM Inc.                                           8,495
    18,700   Scientific-Atlanta, Inc.                                  617
    56,450   Tellabs, Inc.=                                            485
                                                                    ------
                                                                    37,679
                                                                    ------

             OIL REFINING AND MARKETING - 0.1%
    16,500   Noble Corporation=                                        821
                                                                    ------

             OILFIELD SERVICES - 0.9%
    41,000   Baker Hughes Inc.                                       1,749
    19,700   BJ Services Company                                       917
    54,075   Halliburton Company                                     2,122
    18,275   Nabors Industries, Ltd.=                                  937
    13,075   Rowan Companies, Inc.=                                    339
    71,975   Schlumberger Ltd.                                       4,819
    39,350   Transocean Inc.=                                        1,668
                                                                    ------

                                                                    12,551
                                                                    ------
             PACKAGING AND CONTAINERS - 0.1%
    13,725   Ball Corporation                                          604
    13,075   Bemis Company, Inc.                                       380
    18,150   Pactiv Corporation=                                       459
    10,225   Sealed Air Corporation=                                   545
                                                                    ------
                                                                     1,988
                                                                    ------

             PAPER AND FOREST PRODUCTS - 0.6%
    31,550   Georgia-Pacific Corporation                             1,182
    59,525   International Paper Company                             2,500
    13,450   Louisiana-Pacific Corporation                             360
    24,725   MeadWestvaco Corporation                                  838
    22,400   Plum Creek Timber Company                                 861
     6,850   Temple-Inland Inc.                                        469
    29,325   Weyerhaeuser Company                                    1,971
                                                                    ------
                                                                     8,181
                                                                    ------

             PHARMACEUTICALS - 5.9%
    16,050   Allergan, Inc.                                          1,301
    12,850   AmerisourceBergen Corporation                             754
   155,217   Amgen Inc.=                                             9,957
   237,875   Bristol-Myers Squibb Company                            6,094
    55,600   Caremark Rx, Inc.=                                      2,192
    22,825   Chiron Corporation=                                       761
   138,325   Eli Lilly and Company                                   7,850
     9,275   Express Scripts, Inc.=                                    709
    45,050   Forest Laboratories, Inc.=                              2,021
    30,250   Genzyme Corporation=                                    1,757
    52,950   Gilead Sciences, Inc.=                                  1,853
    28,350   IMS Health Inc.                                           658
    29,575   King Pharmaceuticals, Inc.=                               367
    30,400   MedImmune, Inc.=                                          824
   271,075   Merck & Company, Inc.                                   8,712
    32,925   Mylan Laboratories, Inc. (a)                              582
   920,635   Pfizer Inc.                                            24,755
   180,075   Schering-Plough Corporation                             3,760
    13,375   Watson Pharmaceuticals, Inc.=                             439
   163,100   Wyeth                                                   6,946
                                                                    ------
                                                                    82,292
                                                                    ------

             PUBLISHING AND ADVERTISING - 1.2%
     9,975   Dow Jones & Company, Inc.                                 430
    31,200   Gannett Company, Inc.                                   2,549
    51,650   Interpublic Group of Companies, Inc.=                     692
     9,450   Knight-Ridder, Inc.                                       633
    23,200   McGraw-Hill Companies, Inc.                             2,124
     6,100   Meredith Corporation                                      331
    14,575   Monster Worldwide Inc.=                                   490
    17,750   New York Times Company, Class A                           724
   319,400   News Corporation Inc.                                   5,960
    26,875   R.R. Donnelley & Sons Company                             948
    38,850   Tribune Company                                         1,637
                                                                    ------
                                                                    16,518
                                                                    ------

             RAILROADS, TRUCKING AND SHIPPING - 1.6%
    46,000   Burlington Northern Santa Fe Corporation                2,176
    26,275   CSX Corporation                                         1,053
    36,700   FedEx Corporation                                       3,615
    48,450   Norfolk Southern Corporation                            1,753
     7,900   Ryder System, Inc.                                        377
    31,775   Union Pacific Corporation                               2,137
   136,975   United Parcel Service, Inc., Class B                   11,706
                                                                    ------
                                                                    22,817
                                                                    ------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
    11,600   Apartment Investment and Management Company               447
    23,900   Archstone-Smith Trust                                     915
    49,250   Equity Office Properties Trust                          1,434
    34,550   Equity Residential Properties Trust                     1,250
    22,525   ProLogis                                                  976

    27,075   Simon Property Group, Inc.                              1,752
                                                                    ------
                                                                     6,774
                                                                    ------
             RESTAURANTS - 0.8%
    19,250   Darden Restaurants, Inc.                                  534
   153,650   McDonald's Corporation                                  4,926
    48,900   Starbucks Corporation=                                  3,049
    13,975   Wendy's International, Inc.                               549
    35,825   Yum! Brands, Inc.                                       1,690
                                                                    ------
                                                                    10,748
                                                                    ------

             SEMICONDUCTORS - 3.2%
    47,125   Advanced Micro Devices, Inc.=                           1,038
    59,325   Agilent Technologies, Inc.=                             1,430
    45,525   Altera Corporation=                                       942
    45,925   Analog Devices, Inc.                                    1,696
   207,575   Applied Materials, Inc.=                                3,550
    37,625   Applied Micro Circuits Corporation=                       158
    40,200   Broadcom Corporation, Class A=                          1,298
    47,675   Freescale Semiconductor Inc.=                             875
   772,975   Intel Corporation                                      18,079
    23,875   KLA-Tencor Corporation=                                 1,112
    37,550   Linear Technology Corporation                           1,455
    39,800   Maxim Integrated Products, Inc.                         1,687
    74,875   Micron Technology, Inc.=                                  925
    43,800   National Semiconductor Corporation=                       786
    17,075   Novellus Systems, Inc.=                                   476
    20,300   NVIDIA Corporation=                                       478
    15,625   PerkinElmer, Inc.                                         351
    21,750   PMC - Sierra, Inc.=                                       245
    11,350   QLogic Corporation=                                       417
    10,975   Tektronix, Inc.                                           332
    23,700   Teradyne, Inc.=                                           405
   211,200   Texas Instruments Inc.                                  5,200
    42,575   Xilinx, Inc.                                            1,262
                                                                    ------
                                                                    44,197
                                                                    ------

             SOFTWARE - 4.7%
    29,150   Adobe Systems Inc.                                      1,829
    28,150   Autodesk, Inc.                                          1,068
    27,150   BMC Software, Inc.=                                       505
    20,725   Citrix Systems, Inc.=                                     508
    71,550   Computer Associates International, Inc.                 2,222
    47,350   Compuware Corporation=                                    306
    37,300   Electronic Arts Inc.=                                   2,301
    22,900   Intuit Inc.=                                            1,008
    10,325   Mercury Interactive Corporation=                          470
 1,328,950   Microsoft Corporation                                  35,497
    45,925   Novell, Inc.=                                             310
   626,875   Oracle Corporation=                                     8,601
    32,875   Parametric Technology Corporation=##                      194
    62,125   Siebel Systems, Inc.=                                     652
    77,550   Symantec Corporation=                                   1,998
    51,625   VERITAS Software Corporation=                           1,474
   168,100   Yahoo! Inc.=                                            6,334
                                                                    ------
                                                                    65,277
                                                                    ------

             SPECIALTY STORES - 2.4%
    36,825   Bed Bath & Beyond Inc.=                                 1,467
    39,650   Best Buy Company, Inc.                                  2,356
    13,775   Big Lots Inc.= (a)                                        167
    23,850   Circuit City Stores, Inc.                                 373
    20,500   Family Dollar Stores, Inc.                                640
   107,200   Gap, Inc.                                               2,264
   268,475   Home Depot, Inc.                                       11,475
    49,675   Limited Brands                                          1,144
    94,475   Lowe's Companies, Inc.                                  5,441
    17,075   Nordstrom, Inc.                                           798
    38,150   Office Depot, Inc.=                                       662
    19,375   RadioShack Corporation                                    637
    17,325   Sherwin-Williams Company                                  773

    60,875   Staples, Inc.                                             2,052
    17,775   Tiffany & Company                                           568
    58,925   TJX Companies, Inc.                                       1,481
    26,275   Toys R Us, Inc.=                                            538
                                                                   ---------
                                                                      32,836
                                                                   ---------

             STEEL - 0.1%
    19,450   Nucor Corporation                                         1,018
    13,850   United States Steel Corporation                             710
                                                                   ---------
                                                                       1,728
                                                                   ---------

             TELECOMMUNICATIONS SERVICES - 3.3%
    37,150   ALLTEL Corporation                                        2,183
    97,275   AT&T Corporation                                          1,854
   223,900   BellSouth Corporation                                     6,222
    16,425   CenturyTel, Inc.                                            583
    41,025   Citizens Communications Company                             566
   135,875   Nextel Communications, Inc., Class A=                     4,076
   222,025   Qwest Communications International Inc.=                    986
   405,325   SBC Communications Inc.                                  10,445
   179,812   Sprint Corporation (FON Group)                            4,468
   338,475   Verizon Communications Inc.                              13,712
                                                                   ---------
                                                                      45,095
                                                                   ---------

             TOBACCO - 1.3%
   250,925   Altria Group, Inc.                                       15,332
    18,000   Reynolds American Inc.                                    1,415
    20,150   UST Inc.                                                    969
                                                                   ---------
                                                                      17,716
                                                                   ---------

             TOTAL COMMON STOCKS
               (Cost $1,131,602)                                   1,379,917
                                                                   ---------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 0.5%

     6,876   Nations Cash Reserves, Capital Class Shares#               6,876
                                                                   ----------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $6,876)                                           6,876
                                                                   ----------
             TOTAL INVESTMENTS
                (Cost $1,138,478*)                          99.8%   1,386,793
                                                                   ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)        0.2%       2,154
                                                                   ----------
             NET ASSETS                                    100.0%  $1,388,947
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,138,478.
Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------

   417,053        168,738         248,315

=    Non-income producing security.

+    Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $1,882.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or a portion of security was on loan on December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $3,953 and $1,811, respectively.

(b)  Fair valued security.

(c)  Restricted security.

>    Affiliated security.

++   Amount represents less than $500.

At December 31, 2004, the Fund held the following open futures contracts:

                                     AGGREGATE                 UNREALIZED
                            VALUE   FACE VALUE   EXPIRATION   APPRECIATION
TYPE            CONTRACTS   (000)      (000)        DATE          (000)
-------------   ---------   -----   ----------   ----------   ------------
S&P 500
Futures (long
position)            1        303        303     March-2005      $  0++

S&P 500
Futures (long
position)           23      6,786      6,979     March-2005       193
                                                                 ----
                                                                 $193
                                                                 ----

ABBREVIATIONS:
CVO   Contingent Value Obligation
LTD   Limited

NATIONS FUNDS
NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             AFFILIATED INVESTMENT COMPANIES** - 99.7%
 9,206,171   Nations Bond Fund, Primary A Class                    $ 91,693
 1,135,654   Nations Convertible Securities Fund,
             Primary Class A Shares                                  20,499
 3,584,359   Nations High Yield Bond Fund,
             Primary A Class                                         34,732
 1,768,348   Nations International Value Fund,
             Primary A Class                                         40,389
 3,750,883   Nations Marsico Focused Equities Fund,
             Primary A Class                                         70,179
 2,626,245   Nations Marsico International Opportunities
             Fund, Primary A Class                                   31,068
 2,678,123   Nations Marsico MidCap Growth Fund,
             Primary A Class                                         35,298
 2,685,943   Nations MidCap Value Fund, Primary A Class              36,609
12,930,372   Nations Short-Term Income Fund,
             Primary A Class                                        127,882
 1,229,847   Nations Small Company Fund, Primary A Class             20,022
 1,740,730   Nations SmallCap Value Fund,
             Primary A Class                                         22,525
 2,190,921   Nations Strategic Growth Fund,
             Primary A Class                                         26,707
 9,564,455   Nations Value Fund, Primary A Class                    124,434
                                                                   --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $601,177)                                     682,037
                                                                   --------

             TOTAL INVESTMENTS
                (Cost $601,177*)                            99.7%   682,037
                                                                   --------

             OTHER ASSETS AND LIABILITIES (NET)              0.3%     2,129
                                                                   --------

             NET ASSETS                                    100.0%  $684,166
                                                                   ========

Notes to Investment Portfolio:

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

*    Cost for federal income tax purposes is $601,177.

Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

UNREALIZED APPRECIATION   UNREALIZED DEPRECIATION   NET UNREALIZED APPRECIATION
         (000)                     (000)                       (000)
-----------------------   -----------------------   ---------------------------
        $82,869                   $(2,009)                    $80,860

** Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS LIFEGOAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             AFFILIATED INVESTMENT COMPANIES** - 99.9%
 1,231,906   Nations International Value Fund,
             Primary A Class                                       $ 28,137
 3,920,623   Nations Marsico Focused Equities Fund,
             Primary A Class                                         73,355
 3,261,511   Nations Marsico International Opportunities
             Fund, Primary A Class                                   38,584
 1,960,275   Nations Marsico MidCap Growth Fund,
             Primary A Class                                         25,836
 1,962,584   Nations MidCap Value Fund, Primary A Class              26,750
   858,235   Nations Small Company Fund, Primary A Class             13,972
 1,210,486   Nations SmallCap Value Fund,
             Primary A Class                                         15,664
 2,004,105   Nations Strategic Growth Fund,
             Primary A Class                                         24,430
 9,164,865   Nations Value Fund, Primary A Class                    119,234
                                                                   --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $308,315)                                     365,962
                                                                   --------

             TOTAL INVESTMENTS
                (Cost $308,315*)                            99.9%   365,962
                                                                   --------

             OTHER ASSETS AND LIABILITIES (NET)              0.1%       432
                                                                   --------

             NET ASSETS                                    100.0%  $366,394
                                                                   ========

Notes to Investment Portfolio:

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

*    Cost for federal income tax purposes is $308,315.

Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

UNREALIZED APPRECIATION   UNREALIZED DEPRECIATION   NET UNREALIZED APPRECIATION
         (000)                     (000)                       (000)
-----------------------   -----------------------   ---------------------------
        $57,647                     $ --                      $57,647

** Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             AFFILIATED INVESTMENT COMPANIES** - 100.0%
 3,003,389   Nations Bond Fund, Primary A Class                    $ 29,914
   460,996   Nations Convertible Securities Fund,
             Primary Class A Shares                                   8,321
 1,530,722   Nations High Yield Bond Fund,
             Primary A Class                                         14,833
   183,296   Nations International Value Fund,
             Primary A Class                                          4,186
   733,404   Nations Marsico International Opportunities
             Fund, Primary A Class                                    8,676
 8,269,079   Nations Short-Term Income Fund,
             Primary A Class                                         81,781
   248,260   Nations Small Company Fund, Primary A Class              4,042
   354,245   Nations SmallCap Value Fund,
             Primary A Class                                          4,584
 1,498,063   Nations Strategic Growth Fund,
             Primary A Class                                         18,261
 2,101,003   Nations Value Fund, Primary A Class                     27,334
                                                                   --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $186,680)                                     201,932
                                                                   --------

             TOTAL INVESTMENTS
                (Cost $186,680*)                           100.0%   201,932
                                                                   --------

             OTHER ASSETS AND LIABILITIES (NET)              0.0%        79
                                                                   --------

             NET ASSETS                                    100.0%  $202,011
                                                                   ========

Notes to Investment Portfolio:

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

*    Cost for federal income tax purposes is $186,680.

Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

UNREALIZED APPRECIATION   UNREALIZED DEPRECIATION   NET UNREALIZED APPRECIATION
-----------------------   -----------------------   ---------------------------
        $16,380                   $(1,128)                    $15,252

** Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS LIFEGOAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             AFFILIATED INVESTMENT COMPANIES** - 99.6%
 1,107,616   Nations Cash Reserves, Capital Class                  $ 1,108
   158,922   Nations Convertible Securities Fund,
             Primary Class A Shares                                  2,868
 1,765,525   Nations High Yield Bond Fund,
             Primary A Class                                        17,108
   840,052   Nations Mortgage- and Asset-Backed
             Portfolio                                               8,485
 2,747,945   Nations Short-Term Income Fund,
             Primary A Class                                        27,177
                                                                   -------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $56,385)                                      56,746
                                                                   -------

             TOTAL INVESTMENTS
                (Cost $56,385*)                             99.6%   56,746
                                                                   -------

             OTHER ASSETS AND LIABILITIES (NET)              0.4%      197
                                                                   -------

             NET ASSETS                                    100.0%  $56,943
                                                                   =======

Notes to Investment Portfolio:

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

*    Cost for federal income tax purposes is $56,385.

Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

UNREALIZED APPRECIATION   UNREALIZED DEPRECIATION   NET UNREALIZED APPRECIATION
         (000)                     (000)                       (000)
-----------------------   -----------------------   ---------------------------
          $569                     $(208)                       $361

** Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS CALIFORNIA TAX-EXEMPT RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                          VALUE
  (000)                                                                                           (000)
---------                                                                                        -------
            MUNICIPAL BONDS AND NOTES - 103.9%
            CALIFORNIA - 99.9%
  $14,200   ABAG Finance Authority for Non-Profit Corporations, California
            Multi-Family Revenue, (Fine Arts Building Project) Series 2002A,AMT,
            (FNMA Liquidity Facility),
            2.020% 07/15/35**                                                                    $14,200
   12,000   ABAG Finance Authority for Non-Profit Corporations,
            California Revenue, Series 2003A, (Societe Generale SBPA),
            2.050% 07/01/08**                                                                     12,000
    8,895   ABN AMRO Munitops Certificates Trust, California, Series 2003, (FGIC
            Insured, ABN AMRO Bank N.V. SBPA),
            2.020% 08/01/11**#                                                                     8,895
    7,590   ABN AMRO Munitops Certificates Trust, California, Series 2004, (FGIC
            Insured, ABN AMRO Bank NV SBPA),
            2.020% 07/01/11**#                                                                     7,590
    7,825   ABN AMRO Munitops Certificates Trust, California, Series 2004, (FSA
            Insured, ABN AMRO Bank NV SBPA),
            2.020% 06/01/12**#                                                                     7,825
    8,575   ABN AMRO Munitops Certificates Trust, California, Series 2004, (MBIA
            Insured, ABN AMRO Bank N.V. SBPA),
            2.020% 08/01/12**#                                                                     8,575
    3,025   Alameda - Contra Costa County, California Schools Financing
            Authority Certificates of Participation, (Capital Improvements
            Financing Project) Series 1997B, (Scotiabank LOC),
            2.030% 07/01/23**                                                                      3,025
      800   Alameda - Contra Costa County, California Schools Financing
            Authority Certificates of Participation, (Capital Improvements
            Financing Project) Series 1997D, (Bank of Nova Scotia LOC),
            2.030% 07/01/18**                                                                        800
    2,400   Alameda - Contra Costa County, California Schools Financing
            Authority Certificates of Participation, (Capital Improvements
            Financing Project) Series 1997E, (Bank of Nova Scotia LOC),
            2.030% 06/01/22**                                                                      2,400
    1,290   Alameda - Contra Costa County, California Schools Financing
            Authority Certificates of Participation, (Capital Improvements
            Financing Project) Series 2000F, (KBC Bank N.V. LOC),
            2.080% 08/01/23**                                                                      1,290
      620   Alameda - Contra Costa County, California Schools Financing
            Authority Certificates of Participation, (Capital Improvements
            Financing Project) Series 2000I, (AMBAC Insured,
            KBC Bank N.V. SBPA),
            2.030% 08/01/29**                                                                        620
    8,100   Alameda - Contra Costa County, California Schools Financing
            Authority, Certificate of Participation, Series 1999G,
            (AMBAC Insured),
            2.130% 08/01/24**                                                                      8,100
    6,480   Alameda County, California Corridor Transportation Authority
            Revenue, Series 1999CMC-1, (MBIA Insured, JP Morgan SBPA),
            2.010% 10/01/13**#                                                                     6,480
    2,860   Alameda County, California IDR, (Segale Brothers Wood Production
            Project) Series 2002, AMT, (Bank of the West LOC),
            2.090% 10/01/32**                                                                      2,860
    5,400   Alameda County, California Industrial Development Authority Revenue,
            (Edward L Shimmon Inc. Project) Series 1996A, AMT, (Bank of the West
            LOC, BNP Paribas LOC),
            2.020% 11/01/26**                                                                      5,400
    2,000   Bay Area Toll Authority Toll Bridge Revenue, Series 2004A, (AMBAC
            insured, Dexia Credit Local, SBPA),
            1.950% 04/01/39**                                                                      2,000

   30,000   Bay Area Toll Authority Toll Bridge Revenue, Series 2004B, (AMBAC
            Insured, Bayerische Landesbank SBPA)
            1.940% 04/01/39**                                                                    30,000
   35,390   California Community College Financing Authority Revenue, Series
            2004D, (Lehman Liquidity Company Liquidity Facility),
            2.050% 07/29/05**@@                                                                  35,390
    6,400   California Educational Facilities Authority Revenue, Series 1999,
            (Bank of the West LOC),
            2.010% 01/01/25**                                                                     6,400
   14,275   California Educational Facilities Authority Revenue, Series 2000A,
            (Societe Generale LOC),
            2.020% 10/01/27**#                                                                   14,275
   11,745   California Health Facilities Financing Authority Revenue, (Catholic
            Healthcare Project) Series 1988B, (MBIA Insured, Morgan Guaranty
            Trust SBPA),
            1.980% 07/01/16**                                                                    11,745
   26,100   California Health Facilities Financing Authority Revenue, Catholic
            Healthcare Facility, Series 2004K, (Bank One N.A. LOC)
            1.980% 07/01/33**                                                                    26,100
   10,995   California Health Facilities Financing Authority Revenue, Series
            1998CMC-6, (FSA Insured),
            2.010% 06/01/12**#                                                                   10,995
    7,000   California Higher Education Loan Authority Inc. Student Loan Revenue
            Refunding, Sr. Lien, Series 1992A-4, AMT, (SLMA Guarantee),
            1.050% 03/01/05                                                                       6,993
    1,600   California Housing Finance Agency Revenue, Multi-Family  Housing,
            Series 2002III-A, AMT (GO Of Agency, Fannie Mae SBPA)
            2.040% 02/01/37**                                                                     1,600
    1,310   California Housing Finance Agency Revenue, Series 1995, AMT, (MBIA
            Insured, Credit Suisse First Boston SBPA),
            2.040% 08/01/26**#                                                                    1,310
    8,045   California Housing Finance Agency Revenue, Series 2000, AMT, (State
            Street Bank & Trust Company LOC),
            2.110% 08/01/29**                                                                     8,045
    5,000   California Housing Finance Agency Revenue, Series 2001E, AMT, (Go of
            Agency Insured, Fannie Mae SBPA),
            2.040% 02/01/36**                                                                     5,000
    2,100   California Housing Finance Agency Revenue, Series 2002M, AMT, (Bank
            of Nova Scotia SBPA),
            2.140% 02/01/25**                                                                     2,100
   27,600   California Housing Finance Agency Revenue, Series 2002Q, AMT, (Bank
            of Nova Scotia Liquidity Facility),
            2.050% 08/01/33**                                                                    27,600
    2,435   California Housing Finance Agency Revenue, Series 2003U, (FSA
            Insured, Dexia Credit Local Liquid Facility)
            2.250% 02/01/31**                                                                     2,435
    8,040   California Housing Finance Agency Revenue, Series 2004E-2, AMT, (JP
            Morgan Chase Liquidity Facility),
            1.650% 02/01/35**                                                                     8,040
    4,000   California Housing Finance Agency, Series 2004, (Merrilly Lynch
            Captial Services, SBPA),
            2.070% 11/01/07**#                                                                    4,000
    2,380   California Infrastructure & Economic Development Bank IDR, Series
            2003, AMT, (Mellon 1st Business Bank LOC, Mellon Bank N.A. LOC),
            2.100% 08/01/28**                                                                     2,380
   22,070   California Infrastructure & Economic Development Bank Revenue,
            Series 2003A, (AMBAC Insured, Citibank N.A. SBPA),
            2.020% 07/01/37**#                                                                   22,070
    7,000   California Infrastructure & Economic Development Bank Revenue,
            Series 2003A, (FGIC Insured),
            2.020% 07/01/29**#                                                                    7,000
    4,000   California Infrastructure & Economic Development Bank Revenue,
            Series 2003A, (Wells Fargo Bank N.A. LOC),
            2.000% 09/01/28**                                                                     4,000
    4,855   California Infrastructure & Economic Development Bank Revenue,
            Series 2003B, AMT,
            1.170% 04/01/33**                                                                     4,851

    5,100   California Infrastructure & Economic Development Bank, IDR, (Kruger
            & Sons Inc. Project) Series 2002, AMT, (Bank of the West LOC),
            2.050% 11/01/28**                                                                     5,100
   29,450   California Infrastructure and Economic Development Bank Revenue,
            Series 2001, (Bank of New York LOC, Bank of California State Teacher
            LOC)
            1.960% 11/15/37**                                                                    29,450
    5,100   California M-S-R Public Power Agency Revenue, (San Juan Project)
            Series 1997E, (MBIA Insured, JP Morgan Chase Bank SBPA),
            1.950% 07/01/22**                                                                     5,100
    2,500   California Pollution Control Financing Authority Solid Waste
            Disposal, (Blue Line Transfer Project) Series 2002A, AMT,
            (Wells Fargo Bank LOC),
            2.070% 08/01/14**                                                                     2,500
    1,300   California Pollution Control Financing Authority Solid Waste
            Disposal, (Santa Clara Valley Industries Project) Series 1998A, AMT,
            (Comerica Bank LOC),
            2.120% 03/01/18**#                                                                    1,300
   13,400   California Pollution Control Financing Authority, PCR, (Sierra
            Pacific Industries Project) Series 1993,
            (Wells Fargo Bank N.A. LOC),
            2.020% 02/01/13**                                                                    13,400
   37,830   California Schools Cash Reserve Program Authority, Series 2004A,
            3.000% 07/06/05                                                                      38,085
    5,900   California State Economic Recovery, Series 2004 C-3, (State
            Guaranteed, Landesbank Hessen-Thrgn LOC),
            2.100% 07/01/23**                                                                     5,900
   12,075   California State Department of Water Resources and Power Supply
            Revenue, Series 2003, (MBIA-IBC Insured, Merrill Lynch Capital
            Services SBPA),
            2.010% 05/01/11**#                                                                   12,075
    5,175   California State Department of Water Resources Revenue, Series 2004,
            (FGIC Insured, Merrill Lynch Capital Services SBPA),
            2.010% 12/01/10**#                                                                    5,175
   11,205   California State Department of Water Resources, Power Supply
            Revenue, Series 2002B-1, (Bank of New York LOC, California State
            Teachers Retirement LOC),
            2.200% 05/01/22**                                                                    11,205
    5,200   California State Department of Water Resources, Power Supply
            Revenue, Series 2002C-11, (KBC Bank N.V. LOC,
            Bank of Nova Scotia LOC),
            1.950% 05/01/22**                                                                     5,200
   61,060   California State Department of Water Resources, Power Supply
            Revenue, Series 2002C-8, (Bayerische Landesbank LOC),
            1.960% 05/01/22**                                                                    61,060
   19,400   California State Department Of Water Resources, Supple Revenue,
            Series 2002 C-7, (FSA Insured, Dexia Credit Local SBPA),
            2.000% 05/01/22**                                                                    19,400
    5,700   California State Economic Recovery Revenue, Series 2004C-16, (FSA
            Insured, State Guaranteed, Dexia Credit Local SBPA),
            2.000% 07/01/23**                                                                     5,700
   15,000   California State, Economic Recovery Revenue, Series 2004C-1, (State
            Guaranteed, Landesbank Baden-Wurttemberg SBPA),
            2.250% 07/01/23**                                                                    15,000
   12,000   California State, Economic Recovery Revenue, Series 2004C-10, (State
            Guaranteed, Banque Nationale de Paris LOC),
            2.000% 07/01/23**                                                                    12,000
   19,200   California State, Economic Recovery Revenue, Series 2004C-4, (State
            Guaranteed, JP Morgan Chase Bank SPA),
            2.200% 07/01/23**                                                                    19,200
    9,375   California State, Economic Recovery, GO, Series 2004, (Citibank N.A.
            Liquidity Facility),
            1.700% 07/01/23**@@                                                                   9,375
   18,650   California State, Kindergarten University Series 2004 A-3,
            (Citibank N.A. LOC, California State Teacher Retirement Fund LOC),
            2.250% 05/01/34**                                                                    18,650
    9,000   California State, Kindergarten University, (Citibank N.A. LOC,
            California State Teacher Retirement Fund LOC),
            1.970% 05/01/34**                                                                     9,000

     4,935   California Statewide Communities Development
             Authority Revenue, (Fairfax Senior Citizens Housing
             Project) Series 2000A,
             1.970% 09/15/30**                                                                     4,935
     5,000   California Statewide Communities Development
             Authority Revenue, (Hanna Boys Center Project)
             Series 2002, (Northern Trust Company LOC),
             2.000% 12/31/29**                                                                     5,000
     3,900   California Statewide Communities Development
             Authority Revenue, IDR, (Multiple Peptide Systems
             Project) Series 2002A, AMT, (Bank of the West LOC),
             2.050% 12/01/17**                                                                     3,900
     3,000   California Statewide Communities Development
             Authority TRAN, Series 2004B-1, (FSA Insured),
             3.500% 07/29/05                                                                       3,033
    10,900   California Statewide Communities Development
             Authority, Multi-Family Revenue, (Canion Country
             Apartments) Series 2002M, AMT, (FHLMC Liquidity),
             2.020% 12/01/34**                                                                    10,900
     7,350   California Statewide Communities Development
             Authority, Multi-Family Revenue, (Greentree Senior
             Apartments Project) Series 2000P, AMT, (FNMA
             Liquidity Facility),
             2.000% 11/15/30**                                                                     7,350
     6,000   California Statewide Communities Development
             Authority, Multi-Family Revenue, (Maple Square
             Apartments Project) Series 2004, AMT, (Citibank
             N.A. LOC),
             2.050% 08/01/39**                                                                     6,000
     5,970   California Transit Finance Authority Revenue,
             Series 1997, (FSA Insured, Credit Suisse
             First Boston LOC),
             2.000% 10/01/27**                                                                     5,970
     1,700   Carlsbad, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Program) Series 2001, (FSA Insured,
             First Union National Bank SBPA),
             1.950% 09/01/24**                                                                     1,700
     3,185   Carson, California Redevelopment Agency,
             Series 2003, (MBIA Insured),
             2.020% 10/01/19**#                                                                    3,185
     5,460   Colton, California Joint Unified School District
             GO, Series 2004, (FGIC Insured, Merrill Lynch
             Capital Services SBPA),
             1.600% 02/01/12**@@                                                                   5,460
     1,000   Contra Costa Transportation Authority Sales Tax
             Revenue, Series 1993, (FGIC insured),
             6.000% 03/01/05                                                                       1,007
     5,000   Duarte, California Redevelopment Agency Revenue,
             Certificates of Participation, (Johnson Duarte
             Partners Project) Series 1984B, (General Electric
             Capital Corporation LOC),
             1.940% 12/01/14**                                                                     5,000
     7,000   Duarte, California Redevelopment Agency,
             Certificates of Participation, (Piken Duarte
             Partners Project) Series 1984A, (General Electric
             Capital Corporation LOC),
             1.940% 12/01/14**#                                                                    7,000
     4,080   East Bay Municipal Utility District, California
             Water System Revenue, Series 2003, (MBIA Insured,
             Citigroup Global Markets Liquidity Facility),
             2.020% 06/01/19**#                                                                    4,080
    35,710   Eastern Municipal Water District, California Water
             & Sewer Revenue, Certificates of Participation,
             Series 2003B, (MBIA Insured, Lloyds TSB Bank
             plc SBPA),
             1.950% 07/01/33**                                                                    35,710
    14,000   Fontana, California Unified School District TRAN,
             Series 2004,
             2.500% 07/06/05                                                                      14,063
    31,695   Fremont, California Certificates of Participation
             Revenue, (Capital Improvement Funding Project)
             Series 2001, (ScotiaBank LOC),
             2.000% 08/01/30**                                                                    31,695
    50,000   Fresno County, California TRAN, Series 2004-5,
             3.000% 06/30/05                                                                      50,345
       335   Fresno, California Airport Revenue, Series 2000B,
             AMT, (FSA Insured),
             5.000% 07/01/05                                                                         340

     5,500   Fullerton, California School District GO,
             Series 2002, (FGIC Insured, Merrill Lynch
             Capital Services SBPA),
             2.010% 08/01/21**#                                                                    5,500
     1,745   Goleta, California Water District Revenue
             Certificates Partnership, Series 2003, (MBIA
             Insured, Citigroup Global Market Liquidity
             Facility),
             2.020% 12/01/22**#                                                                    1,745
     3,630   Indio, California Multi-Family Housing Revenue,
             (Western Federal Savings Project) Series 1985,
             (Wells Fargo and Company LOC),
             2.100% 06/01/05**                                                                     3,630
     5,650   Indio, California Multi-Family Housing Revenue,
             Series 1996A, (FNMA Collateral Agreement),
             1.960% 08/01/26**                                                                     5,650
     4,900   Lassen, California Municipal Utility District
             Revenue, Series 1996A, AMT,
             2.070% 05/01/08**                                                                     4,900
    13,000   Long Beach, California GO, AMT, (FGIC Insured,
             Citibank SBPA),
             2.060% 05/15/15**#                                                                   13,000
     3,515   Long Beach, California Harbor Revenue,
             Series 2002B, AMT, (MBIA Insured),
             3.000% 05/15/05                                                                       3,530
     4,998   Long Beach, California Municipal Securities Trust
             Receipts Revenue, Series 1998CMC-1, AMT, (FGIC
             Insured, JP Morgan Chase SBPA),
             2.030% 05/15/07**#                                                                    4,998
    18,700   Los Angeles California Department Of Airports,
             (Sub Los Angeles International Airport), Series
             2002C-1, (Bayerische Landesbank LOC, JP Morgan
             Chase Bank LOC, Landesbank Baden-Wurttm LOC)
             1.950% 05/15/20**                                                                    18,700
    20,000   Los Angeles California Metropolitan Transportation,
             Series 2005,
             1.850% 02/08/05                                                                      20,000
    10,900   Los Angeles California Water and Power Revenue,
             (Power System) Series 2002A-2 (Bayerische
             Landesbank, BNP Paribas, Dexia Credit Local,
             JP Morgan Chase Bank, Westdeutsche Landesbank
             Girozentrale SBPA)
             1.950% 07/01/35**                                                                    10,900
     9,800   Los Angeles California Water and Power Revenue,
             (Power System), Series 2002A-4, (Bayerische
             Landesbank, BNP Paribas, Dexia Credit Local,
             JP Morgan Chase Bank, Westdeutsche Landesbank
             Girozendtrale SBPA)
             1.960% 07/01/35**                                                                     9,800
    20,000   Los Angeles California, Series 2004,
             6.000% 06/30/05                                                                      20,392
    63,785   Los Angeles County, California Housing Authority
             Multi-Family Housing Revenue, AMT,
             2.070% 10/01/31**#                                                                   63,785
    11,660   Los Angeles County, California Metropolitan
             Transportation Authority Sales Tax Revenue,
             Series 2002, (MBIA Insured, Merrill Lynch Capital
             Services SBPA),
             2.010% 01/01/07**#                                                                   11,660
     9,700   Los Angeles County, California Metropolitan
             Transportation Authority, Sales Tax Revenue,
             Series 2004A, (MBIA Insured, Citibank
             N.A. Liquidity Facility),
             2.020% 07/01/34**#                                                                    9,700
    14,905   Los Angeles County, California Taxes and
             Revenue Antic, Series 2004A,
             3.000% 06/30/05                                                                      14,982
    32,200   Los Angeles Department of Water & Power Revenue,
             Series 2002A-3, (Bayerische Landesbank,
             BNP Paribas, Dexia Credit Local, JP Morgan
             Chase Bank, and Westdeutsche Landesbank
             Girozentrale 20% each, SBPA),
             1.960% 07/01/35**                                                                    32,200
    10,000   Los Angeles Metropolitan Transportation,
             Series 2004, AMT, (BLB/LBBW/WESTLB SBPA,
             Dir-Pay LOC),
             1.800% 02/10/05                                                                      10,000
    11,800   Los Angeles, California Community Redevelopment
             Agency, Multi-Family Housing Revenue Refunding,
             (Grand Promenade Project) Series 2002,
             (FHLMC Liquidity Facility),
             1.960% 04/01/32**                                                                    11,800

    17,965   Los Angeles, California Community Redevelopment
             Agency, Multi-Family Housing Revenue, (Second and Central
             Apartments Project) Series 2003A, AMT, (HSBC Bank USA LOC),
             1.980% 12/01/38**                                                                    17,965
    37,000   Los Angeles, California TRAN, Series 2004,
             3.000% 06/30/05                                                                      37,267
    30,000   Los Angeles, California TRAN, Series 2004,
             3.500% 06/30/05                                                                      30,291
    23,125   Los Angeles, California Unified School District
             Certificates of Participation, (Belmont Learning
             Complex Project) Series 1997A, (Commerzbank
             A.G. LOC),
             1.950% 12/01/17**                                                                    23,125
    14,705   Los Angeles, California Unified School District
             TRAN, Series 2004A,
             3.000% 09/01/05                                                                      14,850
    12,995   Los Angeles, California Water & Power Revenue,
             Series 2001, (MBIA Insured, JP Morgan Chase
             Liquidity Facility),
             2.010% 01/01/09**#                                                                   12,995
     5,225   Manteca, California Financing Authority Sewer
             Revenue, Series 2003, (MBIA Insured, Merrill Lynch
             Capital Services SBPA),
             2.010% 12/01/08**                                                                     5,225
    15,900   Metropolitan Water District of Southern
             California Waterworks Revenue Refunding,
             Series 2002B, (Lloyds TSB Bank plc SBPA),
             1.960% 07/01/20**                                                                    15,900
     4,700   Metropolitan Water District of Southern
             California Waterworks Revenue, Series 2001B-1,
             (Dexia Credit Local SBPA),
             1.950% 07/01/20**                                                                     4,700
    21,100   Metropolitan Water District of Southern
             California Waterworks Revenue, Series 2003C-2,
             (Dexia Credit Local SPA),
             1.950% 07/01/30**                                                                    21,100
    13,800   Metropolitan Water District of Southern
             California Waterworks Revenue, Series 2003C-3,
             (Dexia Credit Local SBPA),
             1.660% 07/01/30**                                                                    13,800
     8,450   Metropolitan Water District of Southern
             California Waterworks Revenue, Series 2004A-1,
             (JP Morgan Chase SPA),
             1.950% 07/01/23**                                                                     8,450
    54,000   Metropolitan Water District Southern California
             Waterworks Revenue Refunding, Series 20002A,
             (Landesbank Baden-Wuerttemberg SBPA),
             1.970% 07/01/25**                                                                    54,000
     9,000   Metropolitan Water District Southern California
             Waterworks Revenue, Series 2004A-2,
             (JP Morgan Chase Bank SBPA),
             1.970% 07/01/23**                                                                     9,000
    20,460   Modesto, California District Certification
             Partnership, Series 2003, (MBIA Insured,
             Merrill Lynch Capital Services SBPA, Merrill Lynch
             & Company GTY-AGMT),
             2.010% 07/01/25**#                                                                   20,460
     4,290   Morgan Hill, California United School District
             Receipts GO, Series 2000S, (FGIC Insured,
             Societe Generale SBPA),
             2.010% 08/01/25**                                                                     4,290
     5,935   Newport Mesa, California Unified School District
             GO, Series 2003, (FGIC Insured, Citigroup Global
             Markets Liquidity Facility),
             2.020% 08/01/20**#                                                                    5,935
    18,270   North California Transmission Agency of Northern
             California, California-Oregon Transmission Project,
             1.570% 02/01/05                                                                      18,270
     7,000   North California Transportation Agency,
             Series 2004, (Westdeutsche Landesbank, LOC),
             1.820% 02/07/05                                                                       7,000
    11,845   Oakland, California Redevelopment Agency Revenue,
             Series 2003, (FGIC Insured, Merrill Lynch
             Capital Services SBPA, Merrill Lynch and
             Company GTY AGMT),
             2.010% 03/01/11**#                                                                   11,845
    12,700   Orange County, California Housing Authority
             Apartment Development Revenue Refunding,
             (Oasis Martinique Project) Series 1998I,
             (FNMA Collateral Agreement),
             1.970% 06/15/28**                                                                    12,700
     8,425   Orange County, California Special Financing
             Authority Revenue, Series 1995B, (AMBAC Insured,
             First Union National Bank SBPA),
             1.970% 11/01/14**#                                                                    8,425

    23,775   Orange County, California Special Financing
             Authority Revenue, Series 1995C, (AMBAC Insured,
             First Union National Bank SBPA),
             1.970% 11/01/14**                                                                    23,775
    11,085   Orange County, California Special Financing
             Authority Revenue, Series 1995D, (AMBAC Insured,
             First Union National Bank SBPA),
             1.970% 11/01/14**                                                                    11,085
    10,625   Orange County, California Special Financing
             Authority Teeter Plan Revenue, Series 1995E,
             (AMBAC Insured, First Union National Bank SBPA),
             1.970% 11/01/14**                                                                    10,625
     4,575   Orange County, California Water District Revenue,
             Certificates of Participation, Series 2003, (MBIA
             Insured, Merrill Lynch Capital Services SBPA),
             2.010% 02/15/11**#                                                                    4,575
       115   Pajaro Valley, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Project) Series 2000, (FSA Insured,
             First Union National Bank SBPA),
             1.950% 09/01/23**                                                                       115
     5,285   Pasadena, California Water Revenue, Series 2003,
             (FGIC Insured, Merrill Lynch Capital Services
             SBPA),
             2.010% 06/01/27**#                                                                    5,285
     5,900   Peralta, California Community College District, GO,
             Series 2004, (MBIA Insured, Merrill Lynch Capital
             Services SBPA),
             2.010% 08/01/08**#                                                                    5,900
     2,900   Pleasanton, California Multi-Family Housing
             Revenue, (Bernal Apartment Project) Series 2001A,
             AMT, (FNMA Liquidity Facility),
             2.020% 09/15/34**                                                                     2,900
    25,045   Pomona California Certificates Of Participation,
             (HSH Nordbank Agency LOC)
             1.960% 01/01/34**                                                                    25,045
     4,290   Poway, California Redevelopment Agency Tax
             Allocation, Series 2003R, (MBIA Insured, Citigroup
             Global Market Liquidity Facility),
             2.020% 06/15/20**#                                                                    4,290
     7,520   Poway, California Unified School District GO,
             Series 2004, (MBIA Insured, Merrill Lynch Capital
             Services SBPA),
             2.010% 08/01/08**#                                                                    7,520
    10,000   Regents of the University of California,
             1.800% 02/04/05                                                                      10,000
    12,600   Riverside County, California Housing Authority
             Multi-Family Housing Revenue, Series 1998A, AMT,
             (FHLMC Insured),
             2.020% 01/15/29**                                                                    12,600
     1,600   Riverside, California Electric Revenue,
             Series 1998, (AMBAC Insured, JP Morgan Chase
             Liquidity Facility),
             2.010% 10/01/11**#                                                                    1,600
     5,970   Rowland, California Unified School District GO,
             Series 2003, (FSA Insured, Citigroup Global Markets
             Liquidity Facility),
             2.020% 08/01/22**#                                                                    5,970
     8,300   Sacramento California Congeneration Authority
             Congeneration Project Revenue, (Procter & Gamble
             Project), Series 2003,
             6.500% 07/01/21**                                                                     8,651
     3,750   Sacramento County, California Housing Authority
             Multi-Family Housing Revenue Refunding, (Sun Valley
             Apartments Project) Series 2001F, AMT, (FNMA
             Liquidity Facility),
             2.000% 02/15/31**                                                                     3,750
    12,000   Sacramento County, California Housing Authority,
             Multi-Family Housing Revenue Refunding, (Pointe
             Natomas Apartments Project) Series 2001E,
             1.960% 02/15/31**                                                                    12,000
    10,200   Sacramento County, California Multi-Family
             Housing Revenue Refunding, (Woodbridge Apartments
             Project) Series 2004B, (FNMA Liquidity Facility),
             1.960% 06/15/34**                                                                    10,200
     3,300   San Bernardino County, California Certificates of
             Participation, (County Center Refinancing Project)
             Series 1996, (BNP Paribas LOC),
             1.960% 07/01/15**                                                                     3,300
    15,550   San Bernardino County, California Certificates of
             Participation, (Medical Center Financing Project)
             Series 1998, (MBIA Insured, Landesbank Hessen
             Thueringen SBPA),
             1.950% 08/01/26**                                                                    15,550

     3,030   San Bernardino County, California Housing Authority
             Multi-Family Housing Revenue Refunding, (Arrowview
             Park Apartments Project) Series 1992A, (Redlands
             Federal Bank LOC, FHLB LOC),
             1.960% 09/01/22**                                                                     3,030
     3,580   San Bernardino County, California Housing Authority
             Multi-Family Housing Revenue, (Indian Knoll
             Apartments Project) Series 1985A, (FNMA Insured),
             2.030% 06/01/05**                                                                     3,580
     3,500   San Bernardino County, California Housing
             Authority, Multi-Family Housing Revenue, (Reche
             Canyon Apartments Project) Series 1985B,
             (FNMA Insured),
             2.010% 06/01/05**                                                                     3,500
     4,500   San Diego County, Series 2004, (HELABA Insured,
             Dir-Pay LOC),
             1.800% 02/07/05                                                                       4,500
    30,650   San Francisco Bay Area, California Toll Bridge
             Revenue, (San Francisco Bay Area Project)
             Series 2001A, (AMBAC Insured, Bayerische
             Landesbank SBPA),
             1.950% 04/01/36**                                                                    30,650
    14,000   San Francisco California City & County Housing
             Authority Multfamily Revenue, Series 2004,
             (Citibank N.A. LOC),
             2.030% 09/01/49**                                                                    14,000
     8,405   San Francisco City and County, California
             Multi-Family Housing Revenue, (8th and Howard
             Family Apartments) Series 2000B, AMT,
             (Citibank, N.A. LOC),
             2.010% 12/01/34**                                                                     8,405
    12,700   San Francisco City and County, California
             Redevelopment Agency Multi-Family Housing Revenue
             Refunding, (Fillmore Center Project) Series
             1992A-1, (Credit Suisse First Boston LOC),
             2.010% 12/01/17**                                                                    12,700
    15,925   San Francisco City and County, California
             Redevelopment Agency Multi-Family Housing Revenue
             Refunding, (Fillmore Center Project)
             Series 1992B-1, (Credit Suisse First Boston LOC),
             2.010% 12/01/17**                                                                    15,925
    16,240   San Francisco City and County, California
             Redevelopment Agency Multi-Family Housing Revenue,
             (Notre Dame Apartments Project) Series 2000G, AMT,
             (Citibank, N.A. LOC),
             2.000% 12/01/33**                                                                    16,240
     7,200   San Francisco City and County, California
             Redevelopment Agency Multi-Family Housing Revenue,
             (South Harbor Project) Series 1986, (Credit Local
             De France LOC),
             2.000% 12/01/16**                                                                     7,200
     3,000   San Francisco City and County, California
             Redevelopment Multi-Family Housing Revenue
             Refunding, (Fillmore Center Project) Series 1992,
             AMT, (Credit Suisse LOC, 1st Boston Bank LOC),
             2.020% 12/01/17**                                                                     3,000
     7,500   San Francisco County, California Transportation
             Authority, Series A, (Landesbank Baden-Wurttemberg
             Liquidity Facility),
             1.720% 02/11/05                                                                       7,500
    12,500   San Francisco Transportation Authority,
             Series 2004A, (Landsebank Baden-Wurttemberg
             Liquidity)
             1.850% 02/11/05                                                                      12,500
     9,100   San Joaquin County, California Transportation
             Authority, Sales Tax Revenue,
             1.780% 03/04/05                                                                       9,100
    15,700   San Joaquin Transportation Authority,
             Series 2004, (Westdeutsche Landesbank, LOC),
             1.800% 03/04/05                                                                      15,700
       450   San Jose Financing Authority, Series 2004, ( State
             ST/Calstrs, LOC),
             2.020% 07/01/05                                                                         450
     6,520   San Jose, California Financing Authority Lease
             Revenue, Series 2003, (AMBAC Insured, Merrill Lynch
             Capital Services SBPA),
             2.010% 06/01/10**#                                                                    6,520
    10,496   San Jose, California Financing Authority, (State
             Street Bank & Trust LOC, California State Teachers
             Retirement System LOC),
             1.850% 07/01/05                                                                      10,496
    11,500   San Jose, California Multi-Family Housing Revenue,
             (Pollard Plaza Apartments Project) Series 2002D,
             AMT, (FHLMC Liquidity Facility),
             2.000% 08/01/35**                                                                    11,500

     6,594   San Jose, California Multi-Family Housing Revenue,
             (Sunset Square Apartments Project) Series 2002E,
             AMT,
             2.050% 06/01/34**                                                                       6,594
    15,290   San Jose, California Multi-Family Housing Revenue,
             (Turnleaf Apartments Project) Series 2003A, AMT,
             (FHLMC Liquidity Facility),
             2.000% 06/01/36**                                                                      15,290
     3,700   San Jose, California Multi-Family Housing Revenue,
             Series 1990, (Wells Fargo and Company LOC),
             2.030% 02/01/20**                                                                       3,700
     5,195   San Ramon Valley Califorina Unified School
             District, Series 2004, (Merrill Lynch Cap Services,
             SBPA),
             2.010% 08/01/23**#                                                                      5,195
    14,840   Santa Rosa County California Housing Authority,
             Multi_Family Housing Revenue, ( Apple Creek
             Apartment) Series 1985 E, (Freddie Mac Insured,
             Freddie Mac Liquidity Facility)
             1.980% 03/01/12**                                                                      14,840
     4,375   Santa Rosa, California High School District, GO,
             Series 2004, (MBIA Insured, Merrill Lynch Capital
             Services SBPA),
             2.010% 08/01/11**#                                                                      4,375
       500   Saratoga, California Unified School District
             Certificates of Participation, (School Facility
             Bridge Funding) Series 2001, (FSA Insured, First
             Union National Bank SBPA),
             1.950% 09/01/26**                                                                         500
    15,500   Simi Valley, California Community Development
             Agency Multi-Family Housing Revenue, Series 1985A,
             (FHLMC Collateral Agreement),
             2.040% 05/01/10**                                                                      15,500
    18,975   South Coast, California Local Education Angencies
             TRAN, Series 2004,
             3.000% 06/30/05                                                                        19,090
    15,000   Southern California Home Financing Authority,
             Single Family Revenue, Series 2004B, AMT, (Banque
             Nationale de Paris Liquidity Facility),
             1.450% 02/01/34**                                                                      15,000
    15,980   Southern California Home Financing Authority,
             Single Family Revenue, Series 2004B, AMT, (Banque
             Nationale de Paris Liquidity Facility),
             2.040% 02/01/35**                                                                      15,980
     5,900   Southern California Metropolitan Water District
             Waterworks Revenue, Series 2000B-3, (Westdeutsche
             Landesbank SBPA),
             2.100% 07/01/35**                                                                       5,900
     4,930   Southern California Public Power Authority, Power
             Project Revenue, Series 2003, (AMBAC Insured,
             Merrill Lynch Capital Services SBPA),
             2.010% 07/01/11**#                                                                      4,930
     9,100   Sweetwater, California Unified High School District
             Certificates of Participation, Series 2001, (FSA
             Insured, First Union National Bank SBPA),
             1.950% 06/01/13**                                                                       9,100
     9,000   Tahoe Forest, California Hospital District Revenue,
             Series 2002, (US Bank N.A. LOC),
             2.220% 07/01/33**                                                                       9,000
     2,200   Turlock, California IRR District Certificates of
             Participation Revenue Refunding, Series 2001,
             (Societe Generale LOC),
             2.200% 01/01/31**                                                                       2,200
     3,000   University of California Revenue,
             1.700% 02/15/05                                                                         3,000
     7,655   University of California Revenue, Series 2003,
             (FSA Insured, Merrill Lynch Capital Services SPA),
             2.010% 09/01/09**#                                                                      7,655
     2,600   Vallecitos, California Water District Water Revenue
             Certificates of Participation, (Oaks Reservoir
             Project) Series 1998, (Credit Local de France LOC),
             1.950% 07/01/30**                                                                       2,600
     7,755   Vallejo, California Certificates of Participation,
             (Capital Improvement Project) Series 2003,
             (Union Bank of CA, N.A. LOC, California State
             Teachers Retirement LOC),
             2.060% 12/01/23**                                                                       7,755
     7,845   Vallejo, California Water Revenue, Series 2001A,
             (KBC Bank NV LOC),
             2.130% 06/01/31**                                                                       7,845
     5,990   West Contra Costa, California Unified School
             District GO, Series 2004, (FGIC Insured, Merrill
             Lynch Capital Services SBPA),
             2.010% 08/01/24**#                                                                      5,990
                                                                                                 ---------
                                                                                                 2,042,673
                                                                                                 ---------

            PUERTO RICO - 4.0%
    7,000   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank of New
            York Liquidity Facility),
            2.000% 07/01/27**#                                                                        7,000
   16,135   Puerto Rico Commonwealth Highway and Transportation Authority
            Revenue, Series 1999, (AMBAC Insured, Merrill Lynch Liquidity
            Facility),
            1.990% 01/01/19**#                                                                       16,135
   19,295   Puerto Rico Commonwealth Highway and Transportation Authority
            Revenue, Series 2003,  (FGIC Insured, Merrill Lynch Capital Services
            SBPA),
            1.990% 01/01/11**@@                                                                      19,295
    9,000   Puerto Rico Infrastructure Financing Authority,
            2.000% 10/01/34**#                                                                        9,000
    9,725   Puerto Rico Infrastructure Financing Authority,
            2.000% 10/01/34**#                                                                        9,725
   14,275   Puerto Rico Public Buildings Authority Revenue, Series 2004, (FGIC
            Insured, Merrill Lynch Capital Services SBPA)
            1.990% 01/01/13**#                                                                       14,275
    5,085   Puerto Rico Public Financing Corporation, Series 2004, (Citibank
            N.A. Liquidity Facility),
            2.000% 08/01/30**#                                                                        5,085
                                                                                                 ----------
                                                                                                     80,515
                                                                                                 ----------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $2,123,188)                                                                  2,123,188
                                                                                                 ----------

            TOTAL INVESTMENTS
               (Cost $2,123,188*)                                                     103.9%      2,123,188
                                                                                                 ----------
            OTHER ASSETS AND LIABILITIES (NET)                                         (3.9)%       (79,227)
                                                                                                 ----------
            NET ASSETS                                                                100.0%     $2,043,961
                                                                                                 ==========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

*    Cost for federal income tax purposes is $2,123,188.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at December 31, 2004. These securities are subject to demand features of either one, seven or thirty days.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS CASH RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                           VALUE
  (000)                                                                                            (000)
---------                                                                                        ---------
            ASSET-BACKED SECURITIES - 3.3%
            ASSET-BACKED - AUTO LOANS - 0.6%
  $20,402   Americredit Automobile Receivables Trust, Series 2004-CA, Class A1,
            1.765% 09/06/05                                                                      $  20,402
   38,788   Nissan Auto Lease Trust, Series 2004-A, Class A1,
            2.106% 10/17/05                                                                         38,788
  109,269   Nissan Auto Receivables Owner Trust, Series 2004-C, Class A1,
            1.930% 09/15/05                                                                        109,268
   72,302   Volkswagen Auto Lease Trust, Series 2004-A, Class A1,
            1.999% 09/20/05                                                                         72,302
   72,218   Wachovia Auto Owner Trust, Series 2004-B, Class A1,
            1.813% 09/20/05                                                                         72,218
                                                                                                 ---------
                                                                                                   312,978
                                                                                                 ---------

            ASSET-BACKED - OTHER - 2.7%
  300,000   Cheyne High Grad ABS CDO, Ltd., Series 2004-1A, Class A1,
            2.280%! 02/10/05!!#                                                                    300,001
   54,944   CIT Equipment Collateral, Series 2004-DFS, Class A,
            2.095% 10/20/05#                                                                        54,944
  150,000   Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
            2.477%! 02/16/05!!#                                                                    150,000
   37,083   G-Star Ltd., Series 2002-2A, Class A1MB,
            2.498%! 02/25/05!!#                                                                     37,083
   21,587   Great America Leasing Receivables, Series 2004-1, Class A1,
            2.130% 07/20/05#                                                                        21,587
    6,348   John Deere Owner Trust, Series 2004-A, Class A1,
            1.140% 05/13/05                                                                          6,348
  175,000   Newcastle CDO, Ltd., Series 3A, Class 1MM,
            2.447%! 02/24/05!!#                                                                    175,000
  245,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
            2.130%! 03/15/05!!#                                                                    245,018
   40,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1B2,
            2.130%! 03/15/05!!#                                                                     40,000
   50,000   Putnam Structured Product CDO, Series 2001-1A, Class A1MB,
            2.481%! 02/25/05!!#                                                                     50,000
  127,213   TIAA Commercial Real Estate Securitization, Series 2003-1A, Class A,
            2.450%! 01/28/05!!#                                                                    127,213
   90,000   Whitehawk CDO Funding, Ltd., Series 2004-1A, Class AMMB,
            2.520%! 03/15/05!!#                                                                     90,000
  121,400   Winston Funding Ltd., Series 2003-1, Class A1MB,
            2.140%! 04/25/05!!#                                                                    121,400
                                                                                                 ---------
                                                                                                 1,418,594
                                                                                                 ---------
            TOTAL ASSET-BACKED SECURITIES
               (Cost $1,731,572)                                                                 1,731,572
                                                                                                 ---------

            BANK OBLIGATIONS - 23.1%
            BANK NOTES - 2.7%
            American Express Centurion Bank
  100,000   2.378%! 01/31/05!!                                                                      99,992
  250,000   2.367%! 02/16/05!!                                                                     249,982
  100,000   Amsouth Bank N.A.
            2.295%! 01/01/05!!                                                                      99,994
  200,000   Fifth Third Bank
            2.300%! 01/01/05!!                                                                     199,994
  770,000   Wells Fargo Bank N.A., (San Francisco)
            2.290%! 01/01/05!!                                                                     769,999
                                                                                                 ---------
                                                                                                 1,419,961
                                                                                                 ---------

            CERTIFICATES OF DEPOSIT - DOMESTIC - 1.3%
  160,000   Chase Manhattan Bank USA N.A.
            2.340%! 02/11/05!!                                                                     160,000
  200,000   J.P. Morgan Securities Inc.,
            2.180% 01/12/05                                                                        200,000
   50,000   National Bank of Commerce, (Tennessee)
            2.310%! 01/01/05!!                                                                      49,992
  283,000   Wells Fargo Bank N.A.
            2.290%! 01/01/05!!                                                                     282,996
                                                                                                 ---------
                                                                                                   692,988
                                                                                                 ---------

            CERTIFICATES OF DEPOSIT - YANKEE - 13.3%
  300,000   Banque National De Paris (New York)
            2.293%! 01/01/05!!                                                                     299,981
            Barclays Bank plc, (New York)
  300,000   2.280%! 01/01/05!!                                                                     299,995
   80,000   2.449%! 03/29/05!!                                                                      79,966
  350,000   Calyon, (New York)
            1.800% 01/19/05                                                                        350,000
            Canadian Imperial Commercial Bank, (New York)
  395,000   2.800% 12/16/05                                                                        395,000
  415,000   2.955% 12/30/05                                                                        415,000
            Credit Agricole Indosuez, (New York)
  250,000   2.295%! 01/01/05!!                                                                     249,983
   40,000   2.295%! 01/01/05!!                                                                      39,998
  100,000   2.308%! 01/01/05!!                                                                     100,000
  500,000   2.335%! 02/17/05!!                                                                     499,969
            Credit Suisse First Boston, (New York)
  100,000   2.190% 01/12/05                                                                        100,000
  268,000   2.390%! 02/22/05!!                                                                     267,994
   75,000   2.570%! 03/29/05!!                                                                      75,008
  385,000   1.978%! 04/05/05!!                                                                     384,980
  250,000   2.445% 10/07/05                                                                        250,000
  420,000   2.750% 11/14/05                                                                        420,000
  700,000   Deutsche Bank AG, (New York)
            2.179%! 04/20/05!!@@                                                                   699,999
            HBOS Treasury Services, (New York)
  500,000   2.900% 12/23/05                                                                        500,000
  200,000   2.950% 12/30/05                                                                        200,000
   50,000   Nordea Bank Finland plc, (New York)
            2.340%! 01/13/05!!                                                                      50,000
  165,000   Swedbank (New York)
            2.358%! 01/21/05!!                                                                     164,999
            Toronto Dominion Bank, (New York)
  340,000   2.350% 09/08/05                                                                        339,942
  299,250   2.660% 11/09/05                                                                        299,199
  200,000   Unicredito Italiano, (New York)
            2.365% 09/12/05                                                                        199,966
            Westpac Banking Corporation, (New York)
  100,000   2.150% 01/10/05                                                                        100,000
  100,000   2.150% 01/13/05                                                                        100,000
                                                                                                 ---------
                                                                                                 6,881,979
                                                                                                 ---------

            PROMISSORY NOTES - 1.2%
  510,000   Goldman Sachs Group Inc.
            2.450%! 02/14/05!!@@                                                                   510,000
  100,000   Saturn Ventures II LLC
            2.410%! 02/07/05!!                                                                     100,000
                                                                                                 ---------
                                                                                                   610,000
                                                                                                 ---------

            TIME DEPOSITS - EURO - 4.6%
  609,209   Dresdner Kleinworth Benson North America LLC,
            2.000% 01/03/05                                                                        609,209
  450,000   Fifth Third Bank
            2.180% 01/03/05                                                                        450,000

   500,000   National City Bank
             2.125% 01/03/05                                          500,000
   800,000   Societe Generale
             2.313% 01/03/05                                          800,000
                                                                   ----------
                                                                    2,359,209
                                                                   ----------
             TOTAL BANK OBLIGATIONS
             (Cost $11,764,137)                                    11,764,137
                                                                   ----------

             CORPORATE OBLIGATIONS - 30.1%
             COMMERCIAL PAPER - 16.75%
             Amstel Funding Corporation
    68,645   Discount note 02/22/05#                                   68,417
   200,000   Discount note 02/28/05#                                  199,249
   482,866   Discount note 03/15/05                                   480,496
    78,634   Discount note 05/24/05#                                   77,845
   127,190   Discount note 06/02/05                                   125,815
   375,000   Discount note 06/15/05#                                  370,497
   100,000   Aspen Funding Corporation
             Discount note 02/10/05#                                   99,806
             Atlantis One Funding
   162,184   Discount note 01/10/05#                                  162,111
    59,564   Discount note 01/13/05#                                   59,528
    75,171   Discount note 01/18/05#                                   75,107
   107,000   Discount note 01/20/05#                                  106,899
   119,605   Discount note 02/15/05#                                  119,342
             Bavaria TRR Corporation
   200,000   Discount note 01/05/05                                   199,948
     1,500   Discount note 01/21/05                                     1,498
    80,000   Bear Stearns Companies Inc.
             2.563%! 01/01/05!!                                        80,053
             Concord Minutemen Capital Corporation
    61,000   2.380%! 01/12/05!!                                        61,000
    52,750   2.380%! 02/11/05!!                                        52,750
    76,364   Crown Point Capital Corporation
             Discount note 06/13/05                                    75,458
   250,000   Depfa Bank, plc
             Discount note 08/26/05                                   245,564
   280,000   Descartes Funding Trust
             2.403%! 02/15/05!!                                       280,000
    76,600   Dorada Corporation
             Discount note 02/22/05                                    76,346
    50,000   Edison Asset Securitization LLC
             Discount note 02/07/05#                                   49,909
    50,000   Fairway Finance Corporation
             2.360%! 02/22/05!!                                        50,000
    50,000   Gemini Securitization Corporation LLC
             Discount note 02/10/05#                                   49,903
   200,000   General Electric Capital Services
             Discount note 02/09/05                                   199,621
             Giro Balanced Funding Corporation
    57,233   Discount note 01/18/05#                                   57,184
    47,401   Discount note 02/22/05#                                   47,241
   133,929   Discount note 06/09/05                                   132,409
             Goldman Sachs Group Inc.
   170,000   2.040%! 01/18/05!!                                       170,000
   200,000   2.390%! 01/18/05!!                                       200,000
   385,000   Discount note 08/10/05                                   379,432
   151,000   Discount note 10/31/05                                   147,524
             Grampian Funding LLC
   157,000   Discount note 02/18/05#                                  156,527
   249,000   Discount note 02/28/05#                                  248,069
   408,000   Discount note 03/14/05                                   406,017
    71,000   Greenwich Capital Holdings
             2.338%! 01/28/05!!                                        71,000
             HBOS Treasury Services plc
   195,000   Discount note 02/10/05                                   194,623

    75,000   Discount note 02/11/05                                   74,847
     7,000   Discount note 03/14/05                                    6,966
    40,000   K2 (USA) LLC
             Discount note 02/11/05                                   39,919
   150,000   Leafs LLC
             2.420%! 02/22/05!!@@                                    150,000
    50,000   Mane Funding Corporation
             Discount note 01/19/05#                                  49,955
    88,000   Millstone Funding Corporation
             Discount note 02/02/05                                   87,816
             MOAT Funding LLC
   200,000   Discount note 01/07/05#                                 199,940
   100,000   Discount note 01/11/05#                                  99,951
   100,000   Discount note 02/07/05#                                  99,818
             Morgan Stanley
   230,000   2.330%! 01/01/05!!                                      230,000
   150,000   2.330%! 01/01/05!!                                      150,000
   150,000   2.330%! 01/01/05!!                                      150,000
    75,000   National City Bank
             2.320%! 01/01/05!!                                       74,997
   100,000   Newport Funding Corporation
             Discount note 02/10/05#                                  99,807
             Northern Rock Plc
    70,000   Discount note 05/24/05#                                  69,299
   100,000   Discount note 05/25/05#                                  98,992
   150,000   Discount note 08/19/05#                                 147,422
    40,000   Rathgar Capital U.S. Corporation
             2.008%! 01/14/05!!#                                      40,000
             Sigma Finance Inc.
   100,000   Discount note 02/23/05                                   99,658
   250,000   1.985%! 04/11/05!!#                                     249,942
             Silver Tower US Funding
   300,000   Discount note 03/11/05                                  298,603
    45,000   Discount note 08/18/05#                                  44,227
   114,661   Solitaire Funding LLC
             Discount note 02/22/05#                                 114,277
             Strips III LLC
    49,820   2.467%! 02/24/05!!#                                      49,820
    38,508   2.467%! 02/24/05!!                                       38,508
   122,910   Thames Asset Global Securization
             Discount note 04/07/05                                  122,091
   148,448   Tulip Funding Corporation
             Discount note 01/18/05                                  148,280
    50,000   White Pine Finance LLC
             2.310%! 01/01/05!!#                                      49,999
                                                                   ---------
                                                                   8,662,322
                                                                   ---------

             CORPORATE BONDS AND NOTES - 13.4%
     1,515   2320 Properties LLC
             2.420%! 01/06/05!!#                                       1,515
     2,670   2440 LLC
             2.420%! 01/06/05!!#                                       2,670
       330   4-L Co of Carmel
             2.480%! 01/06/05!!                                          330
     3,370   Acme Paper & Supply Company
             2.540%! 01/06/05!!#                                       3,370
   300,000   American Express Credit Corporation
             2.381%! 02/07/05!!                                      300,000
     8,960   Arogas Inc.
             2.470%! 01/06/05!!#                                       8,960
     3,930   Atlanta Bread Company
             2.440%! 01/06/05!!                                        3,930
     1,750   Avatar Corporation
             2.420%! 01/06/05!!#                                       1,750
   125,000   Bank of New York Company, Inc.
             2.438%! 01/27/05!!#                                     125,000

    15,000   Bear Stearns Companies Inc.
             2.885%! 03/18/05!!                                     15,013
     4,745   Berkeley Realty Company LLC
             2.520%! 01/06/05!!                                      4,745
     4,380   Berks Medical Realty LP
             2.470%! 01/06/05!!#                                     4,380
   207,000   Beta Finance Inc
             2.485% 11/07/05#                                      206,956
     1,060   Bracalente Manufacturing
             2.570%! 01/06/05!!                                      1,060
     5,595   Brewster Dairy Inc.
             2.480%! 01/06/05!!                                      5,595
     1,450   Brookville Enterprises
             2.420%! 01/06/05!!                                      1,450
     4,650   Brookwood Baptist Church
             2.490%! 01/06/05!!                                      4,650
     1,400   Canal Pointe LLC
             2.420%! 01/06/05!!                                      1,400
    90,000   Caterpillar Finance Service Corporation
             2.550%! 03/01/05!!                                     90,000
     7,450   Caterpillar Real Estate Holding LLC
             2.590%! 01/07/05!!                                      7,450
   204,000   CC (USA) Inc.
             2.485% 11/04/05#                                      203,957
     6,800   Chatham Capital Corporation
             2.370%! 01/06/05!!                                      6,800
    10,000   Citigroup Global Markets
             2.710%! 03/18/05!!                                     10,005
     5,150   Clinic Building LLC Project
             2.480%! 01/06/05!!                                      5,150
     1,525   Cole Investments LLC
             2.420%! 01/06/05!!                                      1,525
     2,300   Colortech Inc.
             2.480%! 01/06/05!!                                      2,300
    50,000   Columbus Bank and Trust
             2.465%! 02/23/05!!                                     50,000
     1,475   Commodore Medical Services
             2.420%! 01/06/05!!                                      1,475
    14,070   Conestoga Wood Specialty
             2.450%! 01/06/05!!#                                    14,070
     5,895   Cornell Iron Works Inc.
             2.470%! 01/06/05!!                                      5,895
             Countrywide Home Loan
    63,000   2.425%! 02/23/05!!                                     63,002
    20,000   2.875%! 02/23/05!!                                     20,014
             Credit Suisse First Boston USA Inc.
    21,900   2.508%! 01/14/05!!                                     21,904
    50,000   2.200%! 02/04/05!!                                     50,017
     5,000   Crosspoint Community Church
             2.490%! 01/06/05!!                                      5,000
     2,700   Cumberland College
             2.420%! 01/06/05!!                                      2,700
     2,140   DAPSCO Inc.
             2.420%! 01/06/05!!#                                     2,140
     3,420   Defiance Metal Company
             2.530%! 01/06/05!!                                      3,420
       800   Derby Fabricating LLC
             2.420%! 01/06/05!!                                        800
     8,155   DJD Investments LLC
             2.490%! 01/06/05!!                                      8,155
    16,210   Driftwood Landing Corporation
             2.480%! 01/06/05!!                                     16,210
     7,800   Eastridge Christian  Assement
             2.470%! 01/06/05!!                                      7,800
     3,000   Eau Claire Cooperative Health
             2.490%! 01/06/05!!                                      3,000

     4,315   EB & B Properties LLC
             2.560%! 01/07/05!!                                      4,315
     5,798   Edgewater Partners LP
             2.490%! 01/06/05!!                                      5,798
     1,000   Executive Management
             2.420%! 01/06/05!!                                      1,000
     3,000   First United Pentecostal
             2.490%! 01/06/05!!                                      3,000
     3,360   Florida Orthopedic Institute
             2.520%! 01/06/05!!#                                     3,360
     4,775   Galday Inn Inc.
             2.520%! 01/06/05!!#                                     4,775
    13,750   Garlands of Barrington
             2.450%! 01/06/05!!                                     13,750
    20,000   General Electric Capital Corporation
             2.540%! 01/01/05!!#                                    20,011
     3,965   Greenbrier Partners LLC
             2.440%! 01/06/05!!#                                     3,965
     3,130   Han Sung Industries
             2.520%! 01/06/05!!#                                     3,130
   100,000   Harrier Finance Funding LLC
             2.383%! 02/15/05!!#                                    99,993
       155   Horizon Development Company LLC
             2.480%! 01/05/05!!#                                       155
     7,395   Hospital Laundry Services
             2.490%! 01/06/05!!#                                     7,395
     2,470   Imaging Business Machines LLC
             2.510%! 01/17/05!!                                      2,470
     3,390   Jackson Tube Service Inc.
             2.520%! 01/16/05!!#                                     3,390
     7,160   James A. Martin and Donna F. Martin
             2.470%! 01/06/05!!                                      7,160
     2,000   Johnson Bible College
             2.490%! 01/06/05!!                                      2,000
     5,220   Johnson Research and Development
             2.470%! 01/06/05!!#                                     5,220
    50,000   JP Morgan Chase & Company, Series C
             2.610%! 02/24/05!!                                     50,023
       155   JX Enterprises Group
             2.480%! 01/06/05!!#                                       155
             K2 (USA) LLC
   100,000   2.370%! 01/31/05#                                      99,993
   200,000   2.373%! 02/25/05!!#                                   199,959
    80,000   2.385% 09/13/05#                                       79,997
     8,500   Kinder Care Learning Center
             2.700%! 01/15/05!!#                                     8,500
    11,925   King & Prince Seafood
             2.410%! 01/07/05!!                                     11,925
     2,770   L & H Holdings LLC
             2.610%! 01/07/05!!                                      2,770
    13,300   L.E. Pope Building Company
             2.470%! 01/06/05!!#                                    13,300
    12,240   Lincoln Park Association, Ltd
             2.550%! 01/06/05!!                                     12,240
             Links Finance LLC
   110,000   2.300%! 01/01/05!!#                                   109,975
    75,000   2.361%! 02/25/05!!#                                    75,006
   275,000   Links Finance LLC, MTN
             2.180% 07/15/05#                                      274,985
     7,940   Loft Quest LLC
             2.490%! 01/06/05!!                                      7,940
     3,185   Long Term Capital LLC
             2.510%! 01/07/05!!                                      3,185
    50,700   LP Pinewood SPV
             2.420%! 01/06/05!!                                     50,700
     2,235   M & P Richfield LLC
             2.480%! 01/06/05!!                                      2,235

       190   Macatawa Bank Corporation
             2.590%! 01/06/05!!                                        190
     3,000   Marital Trust 2
             2.490%! 01/06/05!!                                      3,000
     4,150   Mark-Lynn Foods
             2.440%! 01/06/05!!                                      4,150
     1,480   Massachusetts Nursing
             2.450%! 01/01/05!!                                      1,480
     1,600   Max Daetwyler Corporation
             2.590%! 01/06/05!!#                                     1,600
             Merrill Lynch and Company, Inc., MTN, Series C
   300,000   2.230%! 02/01/05!!                                    300,000
   200,000   2.240%! 02/17/05!!                                    200,000
   325,000   2.340%! 03/01/05!!                                    325,000
   185,730   Merrill Lynch and Company, Inc., Series B
             2.601%! 02/25/05!!                                    185,792
     5,856   Michael J Barry
             2.490%! 01/06/05!!                                      5,856
     2,250   Midtown Church of Christ
             2.590%! 01/07/05!!                                      2,250
   400,000   Morgan Stanley, MTN, Series C
             2.523%! 02/15/05!!                                    400,000
     2,860   Multimetco Inc.
             2.490%! 01/06/05!!                                      2,860
     5,545   Ness Family Partners LP
             2.620%! 01/05/05!!                                      5,545
   100,000   Northern Rock plc
             2.023%! 01/13/05!!#                                   100,000
     7,500   Okolona Christ Church
             2.480%! 01/06/05!!                                      7,500
    13,500   Park State Properties I LLC
             2.470%! 01/06/05!!                                     13,500
     4,440   Pearlstine Distributors
             2.440%! 01/07/05!!                                      4,440
             Premier Asset LLC
    75,000   2.313%! 01/01/05!!#                                    74,995
    60,000   2.363%! 01/14/05!!#                                    60,000
     4,000   Prevea Clinic Inc
             2.420%! 01/13/05!!                                      4,000
     5,098   PRL Corporation
             2.480%! 01/06/05!!                                      5,098
    50,000   Rathgar Capital U.S. Corporation
             2.373%! 02/15/05!!#                                    50,000
     1,555   RDR Investment Company
             2.590%! 01/06/05!!                                      1,555
     1,140   Red Lion Evangelical Free Church
             2.590%! 01/06/05!!                                      1,140
     1,750   Rehab of El Paso
             2.290%! 01/01/05!!                                      1,750
    32,460   RH Sheppard Company Inc.
             2.420%! 01/06/05!!#                                    32,460
     9,560   Robb and Stucky Ltd.
             2.470%! 01/06/05!!#                                     9,560
     3,000   Rogers Inc.
             2.470%! 01/06/05!!                                      3,000
     6,000   RT Anderson LLC
             2.490%! 01/06/05!!                                      6,000
     4,500   Sahtooma LLC
             2.490%! 01/06/05!!#                                     4,500
     6,800   Schlitz Park Associates II LP
             2.350%! 01/01/05!!                                      6,800
     9,500   Shephard Family
             2.440%! 01/06/05!!                                      9,500
             Sigma Finance Inc.
    50,000   2.320%! 01/01/05!!#                                    50,000

   200,000   2.340%! 01/01/05!!#                                   200,000
   100,000   2.050%! 01/27/05!!#                                    99,999
   450,000   2.216%! 02/14/05!!#                                   449,882
   237,000   2.388%! 02/15/05!!#                                   237,002
             Sigma Finance Inc., MTN
   100,000   2.353%! 02/15/05!!#                                    99,984
   250,000   2.353%! 02/15/05!!#                                   249,960
             SLM Corporation
   100,000   2.310%! 02/01/05!!#                                    99,990
    48,045   2.670%! 03/15/05!!                                     48,123
   188,000   2.496% 07/01/05                                       188,260
     5,990   SMM Trust 2004-G
             2.544%! 03/03/05!!#                                     5,990
             SMM Trust 2004-H
    90,615   2.530%! 03/23/05!!#                                    90,615
     9,990   2.655%! 03/23/05!!#                                     9,990
    66,736   SMM Trust 2004-M
             2.553%! 03/15/05!!                                     66,736
     2,155   Somar LLC
             2.590%! 01/06/05!!#                                     2,155
     4,665   South Georgia Motor Sports Park
             2.440%! 01/06/05!!                                      4,665
    20,000   Southtrust Bank N.A.
             2.230%! 02/02/05!!                                     20,007
    20,000   St. George Wellness Center
             2.420%! 01/05/05!!                                     20,000
    17,860   Suncoast Beverage Sales, Ltd.
             2.450%! 01/06/05!!#                                    17,860
     5,800   Supreme Beverage Company
             2.490%! 01/06/05!!                                      5,800
     9,735   Tack Capital Company
             2.420%! 01/06/05!!                                      9,735
     2,530   Talons Lake LLC
             2.440%! 01/06/05!!                                      2,530
    60,000   Tango Finance Corporation
             2.383%! 01/27/05!!#                                    59,996
     2,095   Temple Beth AHM
             2.570%! 01/06/05!!                                      2,095
     5,825   TIM-BAR Corporation
             2.490%! 01/05/05!!                                      5,825
    36,000   Toyota Motor Credit Corporation
             2.420%! 02/09/05!!                                     36,029
     8,227   Turf Valley Inc.
             2.470%! 01/06/05!!#                                     8,227
     7,985   United Steel Deck Inc.
             2.440%! 01/06/05!!#                                     7,985
    16,110   Valleydale Baptist Church
             2.490%! 01/06/05!!                                     16,110
     5,540   Venezia Enterprises
             2.470%! 01/06/05!!#                                     5,540
     1,160   Wallace Enterprises LP
             2.480%! 01/06/05!!                                      1,160
    10,000   Wellstone Mills LLC
             2.420%! 01/06/05!!                                     10,000
     6,930   West Ridge Enterprises
             2.490%! 01/05/05!!#                                     6,930
             Whistlejacket Capital LLC
    30,000   2.310%! 01/01/05!!#                                    29,996
    85,000   2.320%! 01/01/05!!#                                    84,999
             White Pine Finance LLC
   107,000   2.310%! 01/01/05!!#                                   106,984
   120,000   2.358%! 01/18/05!!#                                   119,999
    42,000   2.338%! 01/28/05!!                                     41,998
    34,000   2.300%! 02/08/05!!#                                    33,994
     2,925   Wilson Real Estate II
             2.480%! 01/06/05!!                                      2,925
                                                                   -------

                                                                                      6,882,934
                                                                                     ----------

             TOTAL CORPORATE OBLIGATIONS
                (Cost $15,545,256)                                                   15,545,256
                                                                                     ----------

             EXTENDABLE COMMERCIAL NOTES - 4.7%
    50,000   Ajax Bambino Funding Inc
             Discount note 01/11/05                                                      49,967
    75,000   Capital One MULTI-ASSET
             Discount note 03/09/05                                                      74,657
   140,000   Citibank Credit Card Master Trust
             Discount note 01/06/05#                                                    139,959
    23,000   CNN Bluegrass I LLC
             2.490%! 02/18/05!!#                                                         23,000
             Concord Minutemen Capital Corporation
   100,414   Discount note 01/12/05                                                     100,340
   200,328   Discount note 01/14/05                                                     200,154
   155,347   Discount note 01/24/05                                                     155,109
             Discover Card Master Trust
   132,855   Discount note 02/22/05#                                                    132,414
   130,000   Discount note 02/23/05#                                                    129,554
             Georgetown Funding Corporation
   400,000   Discount note 01/25/05                                                     399,365
   244,689   Discount note 02/04/05                                                     244,130
             MBNA Credit Card Master Trust
    50,000   Discount note 02/10/05#                                                     49,873
   180,000   Discount note 03/07/05                                                     179,220
   135,000   Monument Gardens Funding LLC
             Discount note 02/17/05                                                     134,595
             Thornburg Mortgage Capital Resources
   100,000   Discount note 01/12/05#                                                     99,933
   200,000   Discount note 01/13/05                                                     199,841
   100,000   Discount note 02/18/05                                                      99,675
                                                                                     ----------

             TOTAL EXTENDABLE COMMERCIAL NOTES
                (Cost $2,411,786)                                                    2,411,786
                                                                                     ----------

             FUNDING AGREEMENTS - 1.9%
   100,000   GE Life Annuity
             2.450%! 02/24/05!!@@                                                       100,000
    50,000   Jackson National Life Insurance Company
             2.570%! 03/14/05!!@@                                                        50,000
   300,000   Monumental Life
             2.430%! 02/01/05!!@@                                                       300,000
             Transamerica Occidental Life Insurance Company
   125,000   2.530%! 01/01/05!!@@                                                       125,000
    20,000   2.290%! 02/01/05!!@@                                                        20,000
   117,000   2.520%! 02/01/05!!@@                                                       117,000
   100,000   2.170%! 04/01/05!!@@                                                       100,000
   182,000   Travelers Insurance
             2.250%! 01/29/05!!@@                                                       182,000
                                                                                     ----------

             TOTAL FUNDING AGREEMENTS
                (Cost $994,000)                                                         994,000
                                                                                     ----------

             MORTGAGE-BACKED SECURITIES - 3.6%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
   195,000   Aire Valley Mortgages, Series 2004-1A, Class 1A,
             2.410%! 02/22/05!!#                                                        195,000
   650,000   Holmes Financing plc, Series 8, Class 1A,
             2.353%! 02/15/05!!                                                         650,000
   365,000   Permanent Financing plc, Series 4, Class 1A,
             2.320%! 02/10/05!!                                                         365,000
   248,000   Permanent Financing plc, Series 5, Class 1A,
             2.350%! 02/10/05!!                                                         248,000
   185,000   Permanent Financing plc, Series 6, Class 1A
             2.340%!! 02/10/05!!                                                        185,000
   224,082   Residential Mortgage Securities, Series 17A,
             Class A1,
             2.400%! 02/14/05!!#                                                        224,082
                                                                                     ----------

             TOTAL  MORTGAGE-BACKED SECURITIES
                (Cost $1,867,082)                                                    1,867,082
                                                                                     ---------

             MUNICIPAL BONDS AND NOTES - 2.7%
             ALABAMA - 0.0%+
     8,300   Albertville, Alabama Industrial Development Board Revenue, (Mitchell
             Grocery Project) Series 2004, (Regions Bank LOC),
             2.470%! 01/06/05!!                                                          8,300
     8,000   Montgomery, Alabama Revenue, (Riverfront Project) Series 2003,
             (Southtrust Bank N.A. LOC),
             2.470%! 01/06/05!!                                                          8,000
     6,985   University of Alabama Revenue, Series 2004B, (MBIA Insured,
             Southtrust Bank N.A. SBPA),
             2.420%! 01/06/05!!                                                          6,985
                                                                                     ---------
                                                                                        23,285
                                                                                     ---------

             ALASKA - 0.1%
    32,060   Alaska State Housing Finance Corporation, Series 2001C,
             (MBIA Insured, GO of Corporation),
             2.450%! 01/06/05!!                                                         32,060
                                                                                     ---------

             ARKANSAS - 0.0%+
    16,000   Northwest Regional Airport Authority Airport Revenue, Series 2004A,
             (Regions Bank LOC)
             2.420%! 02/01/21!!                                                         16,000
                                                                                     ---------

             CALIFORNIA - 0.5%
    72,470   California Housing Finance Agency Revenue, Series 2000K, (FSA
             Insured),
             2.450%! 01/05/05!!                                                         72,470
    53,200   California Housing Finance Agency Revenue, Series 2000R, (AMBAC
             Insured, Westdeutsche Landesbank LOC, Bayerische Landesbank LOC,
             KBC Bank NV LOC),
             2.420%! 01/05/05!!                                                         53,200
    19,240   California Statewide Communities Development Authority TRAN, Series
             2004C-1, (FSA Insured),
             3.000% 06/30/05                                                            19,282
    28,435   Pasadena, California Public Financing Authority, Lease Revenue,
             (Paseo Colorado Package Facility Program) Series 2000,
             (AMBAC Insured, KBC Bank NV SBPA),
             2.450%! 01/06/05!!                                                         28,435
     5,960   San Diego California Housing Authority Multifamily Housing Revenue,
             Series 2004, (FNMA Liquidity Facility)
             2.570%! 01/06/05!!                                                          5,960
     1,000   San Jose, California Redevelopment Agency Revenue, Series 2002H,
             (Bank of New York LOC),
             2.400%! 01/05/05!!                                                          1,000
    11,250   San Jose, California Redevelopment Agency Revenue, Series 2003A, (JP
             Morgan Chase Bank LOC),
             2.450%! 01/05/05!!                                                         11,250
    22,000   Santa Rosa, California Rancheria Tachi Yokut Tribe Revenue, Series
             2004, (Bank One N.A. LOC),
             2.450%! 01/06/05!!                                                         22,000
                                                                                     ---------
                                                                                       213,597
                                                                                     ---------

             COLORADO - 0.2%
     34,295  Colorado Housing and Finance Authority, Series 2003,
             (JP Morgan Chase Bank SBPA),
             2.420%! 01/05/05!!                                                         34,295
    54,160   Colorado Housing and Finance Authority, Single Family Mortgage
             Revenue, Series 2003B-2, (JP Morgan Chase Bank SBPA),
             2.420%! 01/05/05!!                                                         54,160
     1,000   Denver City and County, Colorado Certificates of Participation,
             Series 2002B, (MBIA Insured, Bank One Colorado, N.A. SBPA),
             2.380%! 01/05/05!!                                                          1,000
     6,900   Denver, Colorado City and County Certificates of Participation,
             (Justice Center Site Project) Series 2002C,
             (JP Morgan Chase Bank LOC),
             2.450%! 01/05/05!!                                                          6,900
                                                                                     ---------
                                                                                        96,355
                                                                                     ---------

             CONNECTICUT - 0.1%
     9,505   Connecticut State Development Authority Industrial Development
             Revenue, (Latex Foam International Project) Series 2002,
             (Wachovia Bank N.A. LOC),
             2.470%! 01/06/05!!                                                          9,505
    37,230   Connecticut State Housing Finance Authority Revenue,
             (Housing Mortgage Finance Program) Series 2002C-3, (FHLB SBPA),
             2.450%! 01/06/05!!                                                         37,230
                                                                                       -------
                                                                                        46,735
                                                                                       -------

             DISTRICT OF COLUMBIA - 0.0%+
     7,500   District Columbia Revenue (National Realtors Project) Series 2003B,
             (Suntrust Bank LOC),
             2.060%! 01/05/05!!                                                          7,500
                                                                                       -------

             FLORIDA - 0.3%
    15,500   Florida Housing Finance Agency Revenue, Series 1993, (MBIA Insured,
             Westdeutsche Landesbank SBPA),
             2.510%! 01/06/05!!                                                         15,500
    68,150   Florida Housing Finance Corporation Revenue, Series 2000A, (AMBAC
             Insured, Westdeutsche Landesbank SBPA),
             2.510%! 01/06/05!!                                                         68,150
    34,250   Florida Housing Financing Corporation Revenue, (Taxable - Affordable
             Housing Project) Series 1999A,
             (MBIA Insured, Westdeutsche Landesbank
             SBPA),
             2.510%! 01/06/05!!                                                         34,250
    34,500   Florida Housing Financing Corporation Revenue, Series 2002A, (AMBAC
             Insured, SBPA Dexia Credit Local),
             2.400%! 01/06/05!!                                                         34,500
                                                                                       -------
                                                                                       152,400
                                                                                       -------

             GEORGIA - 0.3%
       500   Burke County, Georgia Development Authority IDR, (Fleetguard Income
             Project) Series 2003, (Fifth Third Bank LOC),
             2.420%! 01/06/05!!                                                            500
     6,375   Columbus Georgia Development Authority Revenue, Series 2004,
             (Columbus Bank and Trust LOC)
             2.440%! 01/06/05!!                                                          6,375
     3,500   Columbus, Georgia Development Authority Revenue, (Fairfield Inn
             Project) Series 2003, (Regions Bank LOC),
             2.470%! 01/06/05!!                                                          3,500
     4,900   Columbus, Georgia Development Authority Revenue, (Residence Inn
             Project) Series 2003, (Regions Bank LOC),
             2.470%! 01/06/05!!                                                          4,900
    74,796   Municipal Electric Authority of Georgia, (Bayerische Landesbank
             Girozentrale LOC, Wachovia Bank LOC, Westdeutsche Landesbank
             Girozentrale LOC)
             2.250% 01/10/05                                                            74,796
    38,120   Municipal Electric Authority of Georgia, (Bayerische Landesbank
             Girozentrale LOC, Wachovia Bank LOC, Westdeutsche Landesbank
             Girozentrale LOC)
             2.250% 01/10/05                                                            38,120
    12,930   Talbot County, Georgia Development Authority IDR,
             (Junction City Mining Company Project) Series 2000,
             (First Union National Bank LOC),
             2.470%! 01/06/05!!                                                         12,930
                                                                                       -------
                                                                                       141,121
                                                                                       -------

             ILLINOIS - 0.0%+
    11,700   Illinois Health Facilities Authority Revenue, Series 2002B, (Fifth
             Third Bank LOC),
             2.470%! 01/05/05!!                                                         11,700
     4,250   Winnebago County, Illinois Industrial Revenue, (Seward Screw
             Production Project) Series 2001, AMT, (Alpine Bank of Illinois LOC,
             Federal Home Loan Bank LOC),
             2.510%! 01/06/05!!                                                          4,250
                                                                                       -------
                                                                                        15,950
                                                                                       -------

             KANSAS - 0.0%+
     7,600   Manhattan, Kansas IDR, (Florence Corporation of Kansas Project) Series
             2003, (Harris Trust Company of California LOC),
             2.560%! 01/06/05!!                                                          7,600
                                                                                       -------

             KENTUCKY - 0.0%+
     8,000   Webster County Kentucky Industrial Revenue, (Green River Project)
             Series 2004, (Regions Bank LOC)
             2.420%! 01/06/05!!                                                      8,000
                                                                                   -------

             MARYLAND - 0.0%+
     2,940   Maryland State Industrial Development Financing Authority Economic
             Development Revenue, (Chesapeake Biology Lab Project) Series 1998,
             (First Union National Bank),
             2.490%! 01/06/05!!#                                                     2,940
                                                                                   -------

             MASSACHUSETTS - 0.0%+
     1,750   Massachusetts State Development Financing Agency, Assisted Living
             Facilities Revenue, (Whalers Cove Project) Series 2001B, (First
             Union National Bank LOC),
             2.590%! 01/06/05!!                                                      1,750
    19,865   Massachusetts State Housing Finance Agency Housing Revenue,
             (Avalon Flanders Project) Series 2004A, (JP Morgan Chase Bank LOC),
             2.450%! 01/06/05!!                                                     19,865
                                                                                   -------
                                                                                    21,615
                                                                                   -------

             MICHIGAN - 0.0%+
       950   Michigan State Housing Development Authority, Multi-Family Revenue,
             Series 2003, (FHLB LOC),
             2.540%! 01/06/05!!                                                        950
    16,000   Michigan State Housing Development Authority, Series 2003D, (FSA
             Insured, Dexia Credit Local Liquidity Facility),
             2.450%! 01/05/05!!                                                     16,000
                                                                                   -------
                                                                                    16,950
                                                                                   -------

             MINNESOTA - 0.0%+
     6,995   Minnesota State Higher Education Facilities Authority Revenue,
             (Concordia University Project) Series 2003, (U.S. Bank N.A. LOC),
             2.450%! 01/01/05!!                                                      6,995
                                                                                   -------

             MISSISSIPPI - 0.5%
    15,000   Mississippi Business Financing Corporation IDR, (Telepex Inc.
             Project) Series 2000, (First Union National Bank LOC),
             2.420%! 01/06/05!!                                                     15,000
     9,305   Mississippi Business Financing Corporation Revenue, Series 1997B,
             (First Union National Bank LOC),
             2.490%! 01/06/05!!                                                      9,305
   136,725   Mississippi State GO, (Taxable Nissan Project) Series 2003B, (Dexia
             Credit Local SBPA),
             2.450%! 01/05/05!!                                                    136,725
    43,000   Pearl Mississippi Urban Renewal Revenue, Series A, (First Tennessee
             Bank LOC)
             2.430%! 01/06/05!!                                                     43,000
                                                                                   -------
                                                                                   204,030
                                                                                   -------

             NEW JERSEY - 0.0%+
       800   New Jersey Economic Development Authority Revenue, (Melrich Road
             Project) Series 2002B, (Wachovia Bank N.A.),
             2.620%! 01/06/05!!                                                        800
       720   New Jersey Economic Development Authority Revenue, (PB Tower LLC
             Project) Series 2001, (First Union National Bank LOC),
             2.570%! 01/06/05!!                                                        720
     6,150   New Jersey Economic Development Authority Revenue, Series 1997,
             (First Union National Bank LOC),
             2.470%! 01/05/05!!                                                      6,150
                                                                                   -------
                                                                                     7,670
                                                                                   -------

             NEW YORK - 0.2%
     2,770   Clinton County, New York Industrial Development Agency IDR,
             (Bombardier Corporation Project) Series 1997A, (Marine Midland Bank
             LOC),
             2.700%! 01/06/05!!                                                      2,770
    41,900   New York State Housing Finance Agency Revenue, (Taxable - 900 8th
             Avenue Housing Project) Series 2002B, (Key Bank, N.A. LOC),
             2.470%! 01/05/05!!                                                     41,900
    22,800   New York State Housing Finance Agency Revenue, Series 2000, (FNMA
             Liquidity Facility),
             2.400%! 01/05/05!!                                                     22,800

     8,000   New York State Housing Finance Agency Revenue, Series 2001, (FNMA
             Liquidity Facility),
             2.400%! 01/05/05!!                                                          8,000
     4,700   New York, New York City Housing Development Corporation Mortgage
             Revenue, Series 2003, (Keybank N.A. LOC),
             2.470%! 01/05/05!!                                                          4,700
     6,200   New York, New York City Housing Development Corporation Multi-Family
             Revenue, Series 2003, (HSBC Bank USA LOC),
             2.420%! 01/05/05!!                                                          6,200
    12,865   New York, New York City Housing Development Corporation, Multi-
             Family Housing Revenue, Series 2002, (Bayerische Landesbank LOC),
             2.400%! 01/05/05!!                                                         12,865
                                                                                     ---------
                                                                                        99,235
                                                                                     ---------

             NORTH CAROLINA - 0.0%+
    10,200   Downtown Renaissance Inc., (Imperial Centre Project) (RBC Centura
             Bank LOC)
             2.500%! 01/06/05!!                                                         10,200
                                                                                     ---------

             SOUTH CAROLINA - 0.0%+
     1,000   South Carolina Jobs Economic Development Authority Hospital Facility
             Revenue, (Taxable Cannon Memorial Hospital Project) Series 2004,
             (National Bank of South Carolina LOC),
             2.460%! 01/06/05!!                                                          1,000
                                                                                     ---------

             TENNESSEE - 0.0%+
     3,950   Hamilton County, Tennessee Industrial Development Board IDR, Series
             1999, (First Union National Bank LOC),
             2.540%! 01/06/05!!                                                          3,950
       450   Memphis, Tennessee Health Educational and Housing Facilities Board
             Revenue, (Springdale Creek Project) Series 2003B, (First Tennessee
             Bank LOC),
             2.650%! 01/06/05!!                                                            450
                                                                                     ---------
                                                                                         4,400
                                                                                     ---------

             TEXAS - 0.1%
    43,790   Harris County - Houston, Texas, Sports Authority Special Revenue, Jr.
             Lien, Series 2001D, (MBIA Insured, Morgan Guaranty Trust SBPA),
             2.540%! 01/06/05!!                                                         43,790
    23,935   Texas State GO, Taxable Veteran Housing, Series 2003, (Dexia Credit
             Local SBPA),
             2.420%! 01/05/05!!                                                         23,935
     9,385   Texas State GO, Taxable Veterans Land, Series 2003, (State Street
             Bank and Trust Company SBPA),
             2.450%! 01/04/05!!                                                          9,385
                                                                                     ---------
                                                                                        77,110
                                                                                     ---------

             VIRGINIA - 0.3%
   140,000   Virginia State Housing Development Authority Commonwealth Revenue,
             Series 1996E,
             2.420%! 01/05/05!!                                                        140,000
                                                                                     ---------

             WISCONSIN - 0.1%
     9,000   Wisconsin Heart Hospital LLC Revenue, Series 2003, (Bank One N.A.
             LOC),
             2.400%! 01/05/05!!                                                          9,000
    19,615   Wisconsin Housing and Economic Development Authority Home
             Ownership Revenue, Series 2003, (GO of Authority, Westdeutsche
             Landesbank SBPA),
             2.510%! 01/04/05!!                                                         19,615
                                                                                     ---------
                                                                                        28,615
                                                                                     ---------

             TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $1,381,363)                                                       1,381,363
                                                                                     ---------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.7%
             FEDERAL FARM CREDIT BANK (FFCB) - 0.2%

   100,000   2.270%! 01/01/05!!                                                         99,994
                                                                                     ---------

             FEDERAL HOME LOAN BANK (FHLB) - 11.3%
   525,000   2.255%! 01/01/05!!                                                        524,861

   125,000   2.300%! 01/01/05!!                                          125,005
   175,000   2.300%! 01/01/05!!                                          175,000
   100,000   2.200%! 02/02/05!!                                           99,992
   125,000   2.205%! 02/02/05!!                                          125,004
   100,000   2.205%! 02/03/05!!                                           99,965
   125,000   1.400% 02/25/05                                             125,000
   600,000   2.315%! 03/08/05!!                                          599,773
   150,000   1.450% 03/11/05                                             149,994
   925,000   2.405%! 03/15/05!!                                          924,966
   190,000   2.450%! 03/21/05!!                                          189,992
    50,000   1.380% 03/28/05                                              50,000
   275,000   1.910%! 04/05/05!!                                          274,890
   350,000   1.350% 04/15/05                                             350,000
   394,350   1.380% 04/15/05                                             394,334
   201,000   1.380% 04/15/05                                             201,000
    70,000   1.400% 04/15/05                                              69,990
   670,000   1.300% 04/25/05                                             670,000
   275,000   1.550% 05/04/05                                             275,000
   400,000   1.550% 05/04/05                                             400,000
                                                                      ----------
                                                                       5,824,766
                                                                      ----------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.8%
   850,000   2.090%! 02/01/05!!                                          849,979
   650,000   2.220%! 02/01/05!!                                          649,983
   680,000   1.500% 02/14/05                                             680,000
   320,000   2.415%! 03/09/05!!                                          320,000
                                                                      ----------
                                                                       2,499,962
                                                                      ----------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.4%
   300,000   1.876%! 01/03/05!!                                          299,853
   200,000   2.201%! 01/03/05!!                                          200,000
   400,000   1.960%! 01/18/05!!                                          399,994
   766,000   2.019%! 01/28/05!!                                          765,979
   200,000   2.230%! 02/08/05!!                                          199,918
   125,000   2.350%! 02/18/05!!                                          125,000
   550,000   2.308%! 03/06/05!!                                          549,775
   116,000   2.330%! 03/09/05!!                                          115,936
   405,000   Discount note 03/15/05                                      403,522
   500,445   Discount note 04/01/05                                      498,572
   567,400   1.916%! 04/06/05!!                                          567,205
   150,000   1.955%! 04/21/05!!                                          149,900
    92,895   Discount note 04/29/05                                       92,348
 1,045,000   Discount note 05/05/05                                    1,037,154
                                                                      ----------
                                                                       5,405,156
                                                                      ----------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $13,829,878)                                    13,829,878
                                                                      ----------

             U.S. TREASURY OBLIGATIONS - 0.1%
             U.S. TREASURY NOTES - 0.1%
    50,000   1.500% 02/28/05                                              50,015
                                                                      ----------
             TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $50,015)                                            50,015
                                                                      ----------

             REPURCHASE AGREEMENTS - 3.8%
    12,000   Agreement with ABN AMRO
             1.500% dated 12/31/04 to be
             repurchased at $12,002 on 01/03/05
             collateralized by: U.S. Treasury
             Obligations; collateral valued at $12,240                    12,000
   500,000   Agreement with Countrywide Home Loans, Inc.,
             2.290% dated 12/31/04 to be
             repurchased at $500,095 on 01/03/05
             collateralized by: U.S. Government and
             Agency Obligations; collateral valued at $510,000           500,000
   100,000   Agreement with Credit Suisse First Boston Corporation,
             2.300% dated 12/31/04 to be repurchased at
             $100,019 on 01/03/05 collateralized by:
             U.S. Treasury Obligations; collateral valued
             at $102,223                                                 100,000

    64,266   Agreement with Deutsche Bank Securities Inc.,
             2.200% dated 12/31/04 to be repurchased at
             $64,278 on 01/03/05 collateralized by:
             U.S. Government and Agency Obligations;
             Collateral valued at $65,552                                            64,266
   274,454   Agreement with Goldman Sachs and Company,
             1.520% dated 12/31/04 to be repurchased at
             $274,489 on 01/03/05 collateralized by:
             U.S. Treasury Obligations; collateral valued
             at $279,943                                                            274,454
   200,000   Agreement with Goldman Sachs and Company,
             2.300%  dated 12/31/04 to be repurchased at
             $200,038 on 01/03/05 collateralized by:
             Various Commercial Paper; collateral valued
             at $204,728                                                            200,000
   100,000   Agreement with J.P. Morgan Securities Inc.,
             2.300%  dated 12/31/04 to be repurchased
             at $100,019 on 01/03/05 collateralized by:
             Various Commercial Paper; collateral valued
             at $102,549                                                            100,000
   400,000   Agreement with Morgan Stanley,
             1.470% dated 12/31/04 to be repurchased
             at $400,049 on 01/03/05 collateralized by:
             U.S. Treasury Obligations; collateral valued
             at $409,020                                                            400,000
   332,611   Agreement with UBS Securities Inc.,
             1.600% dated 12/31/04 to be repurchased
             at $332,655 on 01/03/05 collateralized by:
             U.S. Treasury Obligations; collateral valued
             at $339,263                                                            332,611
                                                                                -----------

             TOTAL REPURCHASE AGREEMENTS
                (Cost $1,983,331)                                                 1,983,331
                                                                                -----------

             TOTAL INVESTMENTS
                (Cost $51,758,420*)                                     100.0%   51,758,420
                                                                                -----------

             OTHER ASSETS AND LIABILITIES (NET)                           0.0%        6,529
                                                                                -----------

             NET ASSETS                                                 100.0%  $51,764,949
                                                                                ===========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

*    Cost for federal income tax purposes is $51,758,420.

! Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2004.

!! Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

+    Amount represents less than 0.1%.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS GOVERNMENT RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                              VALUE
   (000)                                                              (000)
----------                                                         ----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.9%
             FEDERAL FARM CREDIT BANK (FFCB) - 18.8%
 $ 275,000   2.280%! 01/21/05!!                                    $  274,985
    75,000   2.250%! 01/25/05!!                                        75,000
    50,000   2.358%! 01/28/05!!                                        49,992
   350,000   2.318%! 01/29/05!!                                       350,000
   225,000   2.290%! 02/06/05!!                                       225,000
   150,000   2.300%! 02/15/05!!                                       150,000
    50,000   2.270%! 03/02/05!!                                        49,997
    40,090   2.134%! 04/14/05!!                                        40,089
    38,298   2.500% 11/15/05                                           38,196
                                                                   ----------
                                                                    1,253,259
                                                                   ----------

             FEDERAL HOME LOAN BANK (FHLB) - 77.1%
   685,726   Discount note 01/03/05                                   685,680
    80,000   2.255%! 01/03/05!!                                        79,979
   120,000   Discount note 01/05/05                                   119,971
   506,612   Discount note 01/07/05                                   506,421
   181,446   Discount note 01/12/05                                   181,323
   344,255   Discount note 01/14/05                                   343,975
   468,504   Discount note 01/19/05                                   467,974
    30,431   Discount note 01/19/05                                    30,401
   429,900   Discount note 01/21/2005                                 429,361
   200,000   Discount note 01/26/2005                                 199,686
    30,000   2.328%! 01/26/05!!                                        29,996
   100,000   2.170%! 02/02/05!!                                        99,908
    50,000   2.200%! 02/02/05!!                                        49,996
   300,000   2.205%! 02/02/05!!                                       300,009
    50,000   2.205%! 02/03/05!!                                        49,982
    80,000   2.105%! 02/10/05!!                                        79,940
   134,130   Discount note 02/11/05                                   133,782
    60,000   1.400% 02/25/05                                           60,000
    40,000   1.500% 03/01/05                                           39,994
   110,000   Discount note 03/04/05                                   109,554
    10,000   1.450% 03/11/05                                           10,000
    50,000   2.345%! 03/12/05!!                                        49,983
   148,000   2.340%! 03/14/05!!                                       147,830
   200,000   2.405%! 03/15/05!!                                       199,993
   100,000   2.450%! 03/21/05!!                                        99,999
    50,000   1.380% 03/28/05                                           50,000
   100,000   2.434%! 03/28/05!!                                        99,932
     7,000   1.300% 04/11/05                                            6,992
    32,000   1.350% 04/15/05                                           32,000
    10,000   1.400% 04/15/05                                            9,999
    20,000   1.625% 04/15/05                                           20,019
    60,376   Discount note 04/20/05                                    59,928
    14,700   Discount note 04/21/05                                    14,590
    50,000   1.300% 04/25/05                                           50,000
    50,000   1.560% 05/20/05                                           50,000
    82,000   1.590% 08/12/05                                           81,759
     3,890   1.500% 08/26/05                                            3,860
    39,000   2.125% 09/20/05                                           38,881
    11,235   2.250% 10/21/05                                           11,186
    51,130   2.250% 10/27/05                                           51,040
    10,000   3.625% 11/15/05                                           10,068

   35,000   6.500% 11/15/05                                            36,095
                                                                   ----------

                                                                    5,132,086
                                                                   ----------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $6,385,345)                                    6,385,345
                                                                   ----------

            U.S. TREASURY OBLIGATIONS - 4.1%
            U.S. TREASURY BILLS - 4.1%
  217,913   Discount note 01/20/2005                                  217,711
   38,595   Discount note 03/24/2005                                   38,409
   20,384   Discount note 04/21/2005                                   20,240
                                                                   ----------
            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $276,360)                                        276,360
                                                                   ----------

            TOTAL INVESTMENTS
               (Cost $6,661,705*)                          100.0%   6,661,705
                                                                   ----------

            OTHER ASSETS AND LIABILITIES (NET)               0.0%        (548)
                                                                   ----------

            NET ASSETS                                     100.0%  $6,661,157
                                                                   ==========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

*    Cost for federal income tax purposes is $6,661,705.

! Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2004.

!! Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS MONEY MARKET RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                            VALUE
  (000)                                                                                             (000)
---------                                                                                        ----------
            ASSET-BACKED SECURITIES - 2.1%
            ASSET-BACKED - OTHER - 2.1%
  $42,500   Davis Square Funding, Ltd., Series 2003-1A, Class A1E,
            2.477%! 02/16/05!!#                                                                  $   42,500
   65,000   G-Force CDO, Ltd., Series 2002-1A, Class A1MM,
            2.498%! 02/25/05!!@@                                                                     65,000
    6,959   G-Star Ltd., Series 2002-2A, Class A1MB,
            2.498%! 02/25/05!!#                                                                       6,959
    2,539   John Deere Owner Trust, Series 2004-A, Class A1,
            1.140% 05/13/05                                                                           2,539
   50,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
            2.130%! 03/15/05!!#                                                                      50,004
   50,000   Winston Funding Ltd., Series 2003-1, Class A1MB,
            2.140%! 04/25/05!!#                                                                      50,000
                                                                                                 ----------
            TOTAL ASSET-BACKED SECURITIES
               (Cost $217,002)                                                                      217,002
                                                                                                 ----------

            BANK OBLIGATIONS - 18.8%
            BANK NOTES - 1.1%
  115,000   Fifth Third Bank
            2.300%! 01/01/05!!                                                                      114,996
                                                                                                 ----------

            CERTIFICATES OF DEPOSIT - DOMESTIC - 1.0%
   50,000   Chase Manhattan Bank USA N.A.
            2.340%! 02/11/05!!                                                                       50,000
   50,000   Wells Fargo Bank N.A.
            2.290%! 01/01/05!!                                                                       49,999
                                                                                                 ----------
                                                                                                     99,999
                                                                                                 ----------

            CERTIFICATES OF DEPOSIT - YANKEE - 12.0%
   91,500   Banque National De Paris (New York)
            2.293%! 01/01/05!!                                                                       91,494
            Canadian Imperial Commercial Bank, (New York)
  100,000   2.800% 12/16/05                                                                         100,000
   75,000   2.955% 12/30/05                                                                          75,000
            Credit Agricole Indosuez, (New York)
   50,000   2.295%! 01/01/05!!                                                                       49,997
  150,000   2.295%! 01/01/05!!                                                                      149,994
  110,000   2.335%! 02/17/05!!                                                                      109,993
            Credit Suisse First Boston, (New York)
  102,000   2.390%! 02/22/05!!                                                                      101,996
   69,500   2.570%! 03/29/05!!                                                                       69,507
   50,000   2.445% 10/07/05                                                                          50,000
   75,000   2.750% 11/14/05                                                                          75,000
   75,000   Swedbank (New York)
            2.358%! 01/21/05!!                                                                       74,999
  100,000   Toronto Dominion Bank, (New York)
            2.350% 09/08/05                                                                          99,983
  100,000   Unicredito Italiano, (New York)
            2.365% 09/12/05                                                                          99,983
            Westpac Banking Corporation, (New York)
   50,000   2.150% 01/10/05                                                                          50,000
   50,000   2.150% 01/13/05                                                                          50,000
                                                                                                 ----------
                                                                                                  1,247,946
                                                                                                 ----------

            PROMISSORY NOTES - 1.8%
  140,000   Goldman Sachs Group Inc.
            2.450%! 02/14/05!!@@                                                                   140,000
   44,397   Saturn Ventures II LLC
            2.410%! 02/07/05!!                                                                      44,397
                                                                                                 ---------
                                                                                                   184,397
                                                                                                 ---------

            TIME DEPOSITS - EURO - 2.9%
  300,000   Societe Generale
            2.313% 01/03/05                                                                        300,000
                                                                                                 ---------
            TOTAL BANK OBLIGATIONS
               (Cost $1,947,338)                                                                 1,947,338
                                                                                                 ---------

            CORPORATE OBLIGATIONS - 28.5%
            COMMERCIAL PAPER - 14.9%
            Amstel Funding Corporation
  100,000   Discount note 02/28/05#                                                                 99,625
   65,998   Discount note 03/03/05                                                                  65,733
   75,000   Discount note 06/02/05                                                                  74,189
  100,000   Discount note 06/15/05#                                                                 98,799
  147,179   Atlantis One Funding
            Discount note 04/18/05#                                                                146,233
   20,000   Cancara Asset Securitization Ltd.
            Discount note 03/02/05                                                                  19,921
   23,370   Chicago (City of),
            Discount note 01/13/05                                                                  23,352
   50,394   Crown Point Capital Corporation
            Discount note 03/15/05                                                                  50,157
   25,000   General Electric Capital Corporation
            Discount note 02/09/05                                                                  24,953
            Goldman Sachs Group Inc.
   20,000   2.040%! 01/18/05!!                                                                      20,000
   30,000   2.390%! 01/18/05!!                                                                      30,000
   65,000   Discount note 08/10/05                                                                  64,060
            Grampian Funding LLC,
  100,000   Discount note 02/18/05#                                                                 99,699
   55,000   Discount note 04/19/05#                                                                 54,642
            Leafs LLC
   50,000   2.420%! 02/22/05!!@@                                                                    50,000
   50,000   2.420%! 02/22/05!!@@                                                                    50,000
  100,000   Morgan Stanley
            2.330%! 01/01/05!!                                                                     100,000
   90,000   Scaldis Capital LLC
            Discount note 02/18/05#                                                                 89,729
   84,999   Sunbelt Funding Corporation
            Discount note 01/12/05#                                                                 84,942
   50,000   Surrey Funding Corporation
            Discount note 03/04/05                                                                  49,796
   45,608   Thames Asset Global Securization
            Discount note 03/03/05                                                                  45,425
  100,000   Tulip Funding Corporation
            Discount note 01/18/05                                                                  99,887
  100,000   Westpac Capital Corporation
            Discount note 03/03/05                                                                  99,598
                                                                                                 ---------
                                                                                                 1,540,740
                                                                                                 ---------

            CORPORATE BONDS AND NOTES - 13.6%
    6,265   Acton Assisted Living
            2.490%! 01/07/05!!                                                                       6,265
   31,000   Beta Finance Inc., MTN
            2.308%! 01/01/05!!#                                                                     31,000
   20,000   Citigroup Inc.
            2.380%! 02/22/05!!                                                                      20,008
   46,000   General Electric Capital Corporation
            2.615%! 03/15/05!!                                                                      46,018
            Links Finance LLC
  100,000   2.291%! 02/04/05!!#                                                                     99,998
   50,000   2.361%! 02/25/05!!#                                                                     50,004

    60,000   Links Finance LLC, MTN
             2.180% 07/15/05#                                                            59,997
    65,000   Merrill Lynch and Company, Inc., MTN, Series C
             2.340%! 03/01/05!!                                                          65,000
   100,000   Morgan Stanley, MTN, Series C
             2.523%! 02/15/05!!                                                         100,000
             Premier Asset LLC
    25,000   2.313%! 01/01/05!!#                                                         24,998
    50,000   2.363%! 01/14/05!!#                                                         50,000
     6,750   Schlitz Park Associates II LP
             2.350%! 12/01/21!!                                                           6,750
             Sigma Finance Inc.
    50,000   2.320%! 01/01/05!!#                                                         50,000
   130,000   2.040%! 02/01/05!!#                                                        129,998
    30,000   2.216%! 02/14/05!!#                                                         29,992
    25,000   2.388%! 02/15/05!!#                                                         25,000
   100,000   2.040%! 04/18/05!!                                                          99,966
    50,000   Sigma Finance Inc., MTN
             2.353%! 02/15/05!!#                                                         49,992
    11,990   SMM Trust 2004-M
             2.593%! 03/15/05!!                                                          11,990
             Toyota Motor Credit Corporation
    30,000   2.420%! 02/09/05!!                                                          30,024
    52,000   2.025%! 04/21/05!!                                                          51,994
    55,000   Toyota Motor Credit Corporation, MTN
             2.470%! 03/31/05!!                                                          54,997
    12,295   Wachovia Corporation
             6.800% 06/01/05                                                             12,505
   190,000   Wells Fargo and Company, Series E
             2.491%! 03/17/05!!                                                         190,021
             White Pine Finance LLC
    30,000   2.358%! 01/18/05!!#                                                         30,000
    24,000   2.365%! 02/23/05!!#                                                         23,999
    16,000   2.388%! 02/25/05!!#                                                         15,996
    50,000   2.030%! 04/15/05!!#                                                         49,974
                                                                                      ---------
                                                                                      1,416,486
                                                                                      ---------
             TOTAL CORPORATE OBLIGATIONS
                (Cost $2,957,226)                                                     2,957,226
                                                                                      ---------

             EXTENDABLE COMMERCIAL NOTES - 7.0%
    50,000   Ajax Bambino Funding Inc.
             Discount note 02/07/05#                                                     49,884
             Citibank Credit Card Master Trust
    50,000   Discount note 01/06/05#                                                     49,985
   100,000   Discount note 01/13/05#                                                     99,927
             Concord Minutemen Capital Corporation
   130,143   Discount note 01/05/05                                                    130,108
   200,394   Discount note 01/19/05                                                    200,156
    63,755   Discover Card Master Trust
             Discount note 02/24/05#                                                    63,532
             MBNA Credit Card Master Trust
    54,000   Discount note 02/22/05                                                     53,811
    75,500   Discount note 03/07/05                                                     75,173
                                                                                     ---------

             TOTAL EXTENDABLE COMMERCIAL NOTES
                (Cost $722,576)                                                        722,576
                                                                                     ---------

             MORTGAGE-BACKED SECURITIES - 3.5%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
    33,000   Aire Valley Mortgages, Series 2004-1A, Class 1A,
             2.410%! 02/22/05!!#                                                        33,000
   180,000   Holmes Financing plc, Series 8, Class 1A,
             2.353%! 02/15/05!!                                                        180,000
    65,000   Permanent Financing plc, Series 4, Class 1A,
             2.320%! 02/10/05!!                                                         65,000
    45,000   Permanent Financing plc, Series 6, Class 1A


             2.340%! 02/10/05!!                                                          45,000
    40,654   Residential Mortgage Securities, Series 17A, Class A1,
             2.400%! 02/14/05!!#                                                         40,654
                                                                                      ---------
             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $363,654)                                                         363,654
                                                                                      ---------

             MUNICIPAL BONDS AND NOTES - 3.2%
             CALIFORNIA - 1.4%
    26,565   California Housing Finance Agency Revenue, Series 2000R, (AMBAC
             Insured, Westdeutsche Landesbank LOC, Bayerische Landesbank LOC,
             KBC Bank NV LOC),
             2.420%! 01/05/05!!                                                          26,565
    25,000   California Statewide Communities Development Authority TRAN, Series
             2004C-1, (FSA Insured),
             3.000% 06/30/05                                                             25,054
    57,210   Los Angeles, California Department of Water & Power, Waterworks
             Revenue, Series 2004B-1, (Dexia Credit Local SPA),
             2.520%! 01/05/05!!                                                          57,210
    25,000   Los Angeles, California Department of Water & Power, Waterworks
             Revenue, Series 2004B-2, (Dexia Credit Local SPA),
             2.450%! 01/05/05!!                                                          25,000
     5,400   San Jose, California Financing Authority Lease Revenue, Series 2000C,
             (MBIA Insured, Morgan Guaranty Trust SPA),
             2.400%! 01/05/05!!                                                           5,400
                                                                                      ---------
                                                                                        139,229
                                                                                      ---------

             COLORADO - 0.3%
    28,800   Colorado Housing and Finance Authority, Single Family Revenue, Series
             2004-A1, (Dexia Credit Local SBPA),
             2.420%! 01/05/05!!                                                          28,800
     1,300   Denver, Colorado City and County Airport Revenue Refunding, Series
             2002D, (Societe Generale LOC),
             2.420%! 01/05/05!!                                                           1,300
                                                                                      ---------
                                                                                         30,100
                                                                                      ---------

             CONNECTICUT - 0.1%
    14,000   Connecticut State, Housing Finance Authority Revenue, Series 2001A-4,
             (AMBAC Insured, FHLB SBPA),
             2.420%! 01/06/05!!                                                          14,000
                                                                                      ---------

             FLORIDA - 0.2%
    11,100   Florida Housing Finance Agency Revenue, Series 1993, (MBIA Insured,
             Westdeutsche Landesbank SBPA),
             2.510%! 01/06/05!!                                                          11,100
     8,350   Florida Housing Financing Corporation Revenue, Series 2002A, (AMBAC
             Insured, SBPA Dexia Credit Local),
             2.400%! 01/06/05!!                                                           8,350
                                                                                      ---------
                                                                                         19,450
                                                                                      ---------

             MASSACHUSETTS - 0.1%
     5,600   Massachusetts State Housing Finance Agency, Housing Revenue, Series
             2004A, (FSA Insured, Dexia Credit Local SBPA),
             2.450%! 01/05/05!!                                                           5,600
                                                                                      ---------

             OHIO - 0.1%
    13,000   Ohio State, Air Quality Development Authority Revenue, Series 2004B,
             (ABN AMRO Bank N.V. LOC),
             2.410%! 01/05/05!!                                                          13,000
                                                                                      ---------

             TEXAS - 1.0%
    46,200   Texas State, GO, Series 1994A-2, (DEPFA Bank plc SBPA),
             2.400%! 01/05/05!!                                                          46,200
    15,000   Texas State, GO, Series 1997B-2, (DEPFA Bank plc SBPA),
             2.400%! 01/05/05!!                                                          15,000
    26,075   Texas State, GO, Series 1999B, (Morgan Guaranty Trust SBPA),
             2.420%! 01/05/05!!                                                          26,075
    18,605   Texas State, Veteran Housing Assistance, GO, Series 2004, (Dexia
             Credit Local SPA),
             2.400%! 01/05/05!!                                                          18,605
                                                                                      ---------
                                                                                        105,880
                                                                                      ---------

             WISCONSIN - 0.0%+
     5,000   Wisconsin Housing & Economic Development Authority, Home Ownership
             Revenue, Series 2004B, (GO of Authority, Westdeutsche Landesbank AG
             SPA),
             2.400%! 01/05/05!!                                                           5,000
                                                                                      ---------

             TOTAL MUNICIPAL BONDS AND NOTES
                (Cost $332,259)                                                         332,259
                                                                                      ---------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.0%
             FEDERAL FARM CREDIT BANK (FFCB) - 0.5%
    50,000   2.300%! 01/05/05!!                                                          50,000
                                                                                      ---------

             FEDERAL HOME LOAN BANK (FHLB) - 12.1%
    50,000   2.255%! 01/01/05!!                                                          49,987
    75,000   2.300%! 01/01/05!!                                                          75,000
   124,567   Discount note 02/01/05                                                     124,381
    50,000   2.200%! 02/02/05!!                                                          49,996
    75,000   2.205%! 02/02/05!!                                                          75,002
    75,000   1.400% 02/25/05                                                             75,000
    65,000   2.328%! 02/26/05!!                                                          64,991
   275,000   2.315%! 03/08/05!!                                                         274,897
   100,000   1.350% 04/15/05                                                            100,000
    25,000   1.380% 04/15/05                                                             25,000
    50,000   1.400% 04/15/05                                                             49,993
    40,325   1.625% 04/15/05                                                             40,352
   175,000   1.300% 04/25/05                                                            175,000
    50,000   1.550% 05/04/05                                                             50,000
    25,000   1.550% 05/04/05                                                             25,000
                                                                                      ---------
                                                                                      1,254,599
                                                                                      ---------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.1%
    75,000   2.090%! 02/01/05!!                                                          74,998
    50,000   2.220%! 02/01/05!!                                                          49,999
   150,000   1.500%! 02/14/05!!                                                         150,000
   150,000   2.415%! 03/09/05!!                                                         150,000
                                                                                      ---------
                                                                                        424,997
                                                                                      ---------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.3%
    30,000   2.258%! 01/01/05!!                                                          29,998
   100,000   1.876%! 01/03/05!!                                                          99,951
    35,130   2.350%! 02/18/05!!                                                          35,130
    75,574   Discount note 03/04/05                                                      75,374
   350,000   2.308%! 03/06/05!!                                                         349,857
    75,000   Discount note 03/15/05                                                      74,726
   100,000   1.916%! 04/06/05!!                                                          99,966
    90,000   Discount note 05/05/05                                                      89,324
                                                                                      ---------
                                                                                        854,326
                                                                                      ---------

             TOTAL  U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $2,583,922)                                                     2,583,922
                                                                                      ---------

REPURCHASE AGREEMENTS - 11.9%
   150,000   Agreement with Banque National de Paris,
             2.200% dated 12/31/04 to be repurchased
             at $150,028 on 01/03/05 collateralized by:
             U.S. Government and Agency Obligations;
             collateral valued at $153,001                                              150,000
   400,000   Agreement with Countrywide Home Loans, Inc.,
             2.290% dated 12/31/04 to be repurchased
             at $400,076 on 01/03/05 collateralized by:
             U.S. Government and Agency Obligations;
             collateral valued at $408,000                                              400,000
   150,000   Agreement with Credit Suisse First Boston Corporation,
             2.300% dated 12/31/04 to be repurchased
             at $150,028 on 01/03/05 collateralized by:
             U.S. Government and Agency Obligations;
             collateral valued at $153,003                                              150,000

   130,925   Agreement with Deutsche Bank Securities Inc.,
             2.200% dated 12/31/04 to be repurchased
             at $130,949 on 01/03/05 collateralized by:
             U.S. Government and Agency Obligations and U.S. Treasury
             Obligations; collateral valued
             at $133,544                                                            130,925
   200,000   Agreement with Goldman Sachs and Company,
             2.300% dated 12/31/04 to be repurchased
             at $200,038 on 01/03/05 collateralized by:
             Various Certificates of Deposit; collateral
             valued at $204,000                                                     200,000
   200,000   Agreement with J.P. Morgan Securities Inc.,
             2.300% dated 12/31/04 to be repurchased
             at $200,038 on 01/03/05 collateralized by:
             Various Commercial Paper; collateral
             valued at $204,003                                                     200,000
                                                                                -----------
             TOTAL REPURCHASE AGREEMENTS
                (Cost $1,230,925)                                                 1,230,925
                                                                                -----------

             TOTAL INVESTMENTS
                (Cost $10,354,902*)                                     100.0%   10,354,902
                                                                                -----------

             OTHER ASSETS AND LIABILITIES (NET)                           0.0%         (686)
                                                                                -----------

             NET ASSETS                                                 100.0%  $10,354,216
                                                                                ===========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

*    Cost for federal income tax purposes is $10,354,902.

! Floating rate security. The interest rate shown reflects the rate in effect at December 31,2004.

!! Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

+    Amount represents less than 0.1%.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS MUNICIPAL RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                             VALUE
  (000)                                                                              (000)
----------                                                                          -------
             MUNICIPAL BONDS AND NOTES - 106.0%
             ALABAMA - 0.6%
    $4,000   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
             Advancement Foundation Project) Series 2000A, (Columbus Bank & Trust
             LOC),
             2.350% 09/01/30**                                                      $ 4,000
     3,215   Birmingham, Alabama Private Educational Building Authority Revenue,
             (The Altamont School Project) Series 1998, (AmSouth Bank of
             Alabama N.A. LOC),
             2.040% 04/01/13**                                                        3,215
     3,005   Daphne, Alabama YMCA Public Park and Recreation Board Revenue,
             (YMCA Project) Series 2002, (Legions Bank LOC),
             2.040% 10/01/22**                                                        3,005
     1,160   Dothan Houston County, Alabama Airport Authority, Airport Revenue,
             (Pemco Aviation Group Project) Series 2002, AMT,
                (SouthTrust Bank N.A.
             LOC),
             2.140% 10/01/17**#                                                       1,160
     3,255   Geneva County, Alabama Industrial Development Board Revenue,
             (Brooks AG Company Inc. Project) Series 2002, AMT,
             (Regions Bank LOC),
             2.140% 03/01/14**                                                        3,255
     3,500   Huntsville Alabama Industrial Development Board Revenue, (Brown
             Precision Inc Project), Series 2001, AMT
             (First Commercial Bank LOC),
             2.090% 12/01/19**                                                        3,500
     3,450   Huntsville, Alabama Solid Waste Disposal Authority and Resources
             Recovery Revenue, Series 2003, AMT, (MBIA Insured, Merrill
             Lynch Capital Services SBPA),
             1.700% 10/01/12**@@                                                      3,450
     6,910   University of Alabama General Revenue, Series 2004, (MBIA Insured,
             Citibank N.A. Liquidity Facility),
             2.040% 07/01/34**#                                                       6,910
                                                                                    -------
                                                                                     28,495
                                                                                    -------

             ALASKA - 1.2%
     5,800   Alaska Municipal Board Bank Authority, Series 2004, (MBIA Insured,
             Merrill Lynch Capital Services SBPA),
             2.030% 01/01/24**#                                                       5,800
     2,665   Alaska Municipal GO, Board Bank Authority, Series 2004,
             (MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill
             Lynch and Company GTY-AGMT),
             2.030% 02/15/12**#                                                       2,665
     7,000   Alaska State, Housing Finance Corporation Revenue, Series 2002A,
             AMT, (FSA GO of Corporation, Dexia Credit Local de France SBPA),
             2.050% 12/01/36**                                                        7,000
    43,800   North Slope Boro, Alaska GO, Series 1994, (FSA Insured),
             1.855% 06/30/05***                                                      43,403
                                                                                    -------
                                                                                     58,868
                                                                                    -------

             ARIZONA - 1.9%
     5,200   Apache County, Arizona IDR, (Tucson Electric Power Project) Series
             1983C, (Societe Generale LOC),
             2.000% 12/15/18**                                                        5,200
    35,000   Arizona School District Financing Program Certificate
             Partnership TAN, Series 2004,
             3.000% 07/30/05                                                         35,309
     6,800   Coconino County, Arizona Pollution Control Corporation Revenue,
             (Arizona Public Service Company - Navajo Project) Series 1994A, AMT,
             (KBC Bank LOC),
             2.230% 10/01/29**                                                        6,800

    1,500   Goodyear, Arizona IDR, (Walle Corporation Project) Series 1995, AMT,
            (Bank One Kentucky, N.A. LOC),
            2.080% 05/01/15**#                                                      1,500
    1,770   Maricopa County Arizona Industrial Development Authority Solid Waste
            Disposal Revenue, Series 2004, Merrill Lynch Capital Services SPA),
            2.100% 12/01/31**#                                                      1,770
    5,280   Maricopa County, Arizona United School District Number 41 Gilbert
            Capital Appreciation Refunding, Series 1994, (FGIC Insured),
            1.387% 01/01/05***                                                      5,280
   12,000   Phoenix Civic Improvement Corporation, Series 2004, (Dexia Public
            Finance, LOC),
            1.470% 05/05/05                                                        12,000
   22,800   Phoenix, Arizona Civic Improvement Corporation Excise Tax Revenue,
            (Apartment  Improvements Project) Series 1995, AMT, (Landesbank
            Hessen Thueringen LOC),
            2.020% 06/01/20**                                                      22,800
    6,000   Pima County, Arizona, Industrial Development Authority, Series 2004,
            (Branch Banking & Trust LOC),
            2.020% 04/01/38**                                                       6,000
                                                                                   ------
                                                                                   96,659
                                                                                   ------

            ARKANSAS - 0.3%
    6,500   Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project) Series
            1996, AMT, (Bank of New York LOC),
            2.100% 06/01/31**#                                                      6,500
    2,600   Sheridan, Arkansas IDR, (Centria Project) Series 2000A, AMT,
            (PNC Bank N.A. LOC),
            2.130% 08/01/20**#                                                      2,600
    1,000   Sheridan, Arkansas IDR, (H Robertson Company Project) Series 1998B,
            AMT, (PNC Bank N.A. LOC),
            2.080% 08/01/16**#                                                      1,000
                                                                                   ------
                                                                                   10,100
                                                                                   ------

            CALIFORNIA - 7.7%
   27,000   California Housing Finance Agency Multi-Family Housing Revenue,
            Series 2000C, AMT, (GO of Agency),
            2.300% 02/01/33**                                                      27,000
   13,000   California Housing Finance Agency Revenue, Series 2001, AMT, (Helaba
            Insured),
            2.300% 02/01/32**                                                      13,000
   54,845   California Housing Finance Agency Revenue, Series 2001E, AMT, (Go of
            Agency Insured, Fannie Mae SBPA),
            2.040% 02/01/36**                                                      54,843
   32,000   California Housing Finance Agency Revenue, Series 2004A, AMT, (GO OF
            AGY, Insured, Citibank N.A, SBPA),
            1.730% 08/01/36**                                                      32,000
   34,500   California Housing Finance Agency Revenue, Series 2004E-2, AMT, (JP
            Morgan Chase Liquidity Facility),
            1.650% 02/01/35**                                                      34,500
   11,660   California Housing Finance Agency, Multi-Family Housing Revenue,
            Series 2000A, AMT,
            2.260% 02/01/26**                                                      11,660
   15,995   California Housing Finance Agency, Series 2004, (Merrilly Lynch
            Captial Services, SBPA),
            2.070% 11/01/07**#                                                     15,995
    5,255   California State Department of Water Resources, Power Supply
            Revenue, Series 2002B-1, (Bank of New York LOC, California State
            Teachers Retirement LOC),
            2.200% 05/01/22**                                                       5,255
   26,430   California State, Kindergarten University, Series 2004 A-4,
            (Citibank N.A. LOC, California State Teacher Retirement Fund LOC),
            2.160% 05/01/34**                                                      26,430
    7,500   California Statewide Community Development Authority Multi-Family
            Revenue Housing, (Bay Vista Meadow Park Project) Series 2003, AMT,
            (Wells Fargo Bank N.A. LOC),
            2.050% 12/15/37**                                                       7,500
   30,000   Los Angeles California, Series 2004,
            6.000% 06/30/05                                                        30,589

   25,000   Los Angeles County, California Taxes and Revenue Antic, Series
            2004A,
            3.000% 06/30/05                                                         25,154
   43,000   Los Angeles, California TRAN, Series 2004,
            3.000% 06/30/05                                                         43,270
   10,000   Los Angeles, California TRAN, Series 2004,
            3.500% 06/30/05                                                         10,097
   20,000   Metropolitan Water District of Southern California Waterworks
            Revenue, Series 2003C-3, (Dexia Credit Local SBPA),
            1.660% 07/01/30**                                                       20,000
   12,795   San Diego, California Housing Authority Multifamily Housing Revenue,
            (Hillside Garden Apartments), Series 2004B, (Fannie Mae Insured,
            Fannie Mae Liquidity Facility),
            2.080% 01/15/35**                                                       12,795
   23,000   San Joaquin Transportation Authority,
            1.800% 03/08/05                                                         23,000
   14,020   Southern California Home Financing Authority, Single Family Revenue,
            Series 2004B, AMT, (Banque Nationale de Paris Liquidity Facility),
            1.450% 02/01/34                                                         14,020
    5,000   University of California,
            1.800% 03/08/05                                                          5,000
                                                                                   -------
                                                                                   412,108
                                                                                   -------

            COLORADO - 3.1%
   21,300   Arapahoe County, Colorado Capital Imporvement Trust Fund Highway
            Revenue, Series 1986E-470, ( US Treasury Obligation Collateral, US
            Treasury Strips Collateral)
            2.099% 08/31/26***                                                       4,383
    6,650   Arapahoe County, Colorado Capital Improvement Trust Highway Revenue,
            Series 1986 E-470,
            2.139% 08/31/08***                                                       5,439
    2,800   Colorado Health Facilities Authority Revenue, (Crossroads Projects)
            Series 2004A, (U.S. Bank N.A. LOC),
            2.050% 11/01/28**                                                        2,800
    9,100   Colorado Housing and Finance Authority Revenue, (Multi-Family
            Project) Series 2002A-1, AMT, (FHLB SPA),
            2.050% 10/01/22**                                                        9,100
    8,400   Colorado Housing and Finance Authority Revenue, Series 2002I-C2,
            AMT, (FHLB SBPA),
            2.050% 10/01/32**                                                        8,400
   10,785   Colorado Housing and Finance Authority, (Multi-Family Project)
            Series 2004I-A2, AMT, (FHLB SBPA),
            2.050% 04/01/45**                                                       10,785
   15,685   Colorado Housing and Finance Authority, (Single Family Clinic
            Project) Series 2002C, AMT, (Lloyds TSB Bank plc SBPA Liquidity
            Facility),
            2.050% 05/01/22**                                                       15,685
   25,000   Colorado Housing and Finance Authority, (Single Family Mortgage
            Project) Series 2004, AMT, (Dexia Credit Local SBPA),
            2.050% 11/01/26**                                                       25,000
   10,000   Colorado Housing and Finance Authority, Series 2003, AMT, (Dexia
            Credit Local SBPA),
            2.050% 11/01/26**                                                       10,000
    4,000   Colorado Housing and Finance Authority, Single Family Mortgage
            Revenue, Series 2002, AMT, (FHLB SBPA),
            2.050% 11/01/21**                                                        4,000
   17,000   Colorado Housing and Finance Authority, Single Family Mortgage
            Revenue, Series 2003B-3, AMT, (JP Morgan Chase Bank SBPA),
            2.050% 11/01/26**                                                       17,000
   16,100   Colorado State Education Loan Program, Series 2004D, (Lehman
            Liquidity Company Liquidity Facility)
            2.050% 08/09/05**#                                                      16,100
   17,200   Colorado Student Obligation Board Authority, Series 1990A, AMT,
            (AMBAC Insured, Credit Suisse 1st  Boston SBPA),
            2.030% 09/01/24**                                                       17,200
    9,585   Douglas County, Colorado Multi-Family Revenue Housing,
            (LincolnPointe Lofts Projects) Series 2003, AMT.
            (U.S. Bank N.A. LOC),
            2.200% 02/01/37**                                                        9,585
    7,500   Pitkin County, Colorado IDR, (Aspen Skiing Company Project) Series

            1984B, AMT, (First National Bank of Chicago LOC),
            2.230% 04/01/14**                                                        7,500
                                                                                   -------
                                                                                   162,977
                                                                                   -------

            CONNECTICUT - 0.5%
   21,750   Connecticut State Housing Fiance Authority, (Housing Mortgage
            Finance Project), Series 2004D-5, AMT, (AMBAC GO of Authority
            Insured, DEPFA Bank PLC LOC),
            1.710% 11/15/27**                                                       21,750
                                                                                   -------

            DELAWARE - 0.2%
    1,600   Delaware State Economic Development Authority IDR, Series 1998, AMT,
            (PNC Bank Delaware LOC),
            2.130% 09/01/18**#                                                       1,600
    5,185   New Castle County, Delaware Airport Facilities Revenue,
            (Flightsafety International Inc. Project) Series 2002, AMT,
            (Berkshire Hathaway GTY AGMT),
            2.020% 12/01/32**                                                        5,185
                                                                                   -------
                                                                                     6,785
                                                                                   -------

            DISTRICT OF COLUMBIA - 2.4%
    5,000   District of Columbia Enterprise Zone Revenue, Series 2004, AMT,
            (Bank of Scotland LOC),
            2.090% 12/01/29**                                                        5,000
    7,500   District of Columbia Enterprise Zone Revenue, (House on F Street
            Project) Series 2001, AMT, (Bank of New York LOC),
            2.100% 05/01/15**                                                        7,500
    5,000   District of Columbia Housing Finance Agency, Multi-Family Housing
            Revenue, Series 1995A, AMT, (HUD Section 8, Landesbank
            Hessen-Thueringin LOC),
            2.130% 08/01/25**                                                        5,000
    7,500   District of Columbia Revenue, (National Association of Realtors
            Project), Series 2003, AMT, (Suntrust Bank LOC),
            2.060% 12/01/23**                                                        7,500
  100,100   Metropolitan Washington D.C. Airport Authority System, Series 2002C,
            AMT, (FSA Insured, Dexia Credit Local SPBA)
            2.000% 10/01/21**                                                      100,100
    2,750   Metropolitan Washington District of Columbia Airport Authority
            System, Series 2004, AMT, (MBIA Insured, Merrill Lynch Capital
            Services SBPA),
            2.080% 10/01/12**#                                                       2,750
                                                                                   -------
                                                                                   127,850
                                                                                   -------

            FLORIDA - 4.7%
   29,300   Broward County, Florida Port Facilities Revenue Refunding, (Port
            Everglades Project) Series 1998, AMT, (AMBAC Insured, Bank of Nova
            Scotia SBPA),
            2.030% 09/01/27**                                                       29,300
    4,635   Collier County, Florida Industrial Development Authority Revenue,
            (YMCA Collier County Inc. Project) Series 2004, (Suntrust Bank LOC),
            2.050% 09/01/29**                                                        4,635
    3,885   Escambia County, Florida Housing Finance Authority, Single Family
            Mortgage Revenue, Series 2001,
            2.070% 10/01/31**                                                        3,885
    7,545   Florida Housing Finance Agency Multi-Family Housing Revenue,
            (Lakes of Northdale Project) Series 1984D, (SouthTrust Bank of
            Alabama LOC),
            2.010% 05/15/12**                                                        7,545
    7,130   Florida Housing Finance Corporate Multi-Family Revenue,
            (Magnolia Pointe Apartments Project) Series 2004J, AMT,
            (Wachovia Bank N.A. LOC),
            1.790% 06/01/39**                                                        7,130
    3,500   Florida Housing Finance Corporation Revenue, (Tuscany Lakes Housing
            Project) Series 2002, AMT, (FNMA Insured),
            2.090% 11/15/35**                                                        3,500
    7,665   Florida State Board Education Lottery Revenue, Series 2003, (MBIA
            Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch &
            Company GTY-AGMT),
            2.020% 01/01/12**#                                                       7,665
      130   Florida State Board of Education Lottery Revenue, Series 2003, (MBIA
            Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch and
            Company GTY-AGMT),

            2.020% 07/01/11**#                                                         130
    1,215   Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project)
            Series 1996, AMT, (Columbus Bank and Trust LOC),
            2.300% 10/01/11**#                                                       1,215
   23,170   Greater Orlando Aviation, Series 2004 - B, (BayerLandesbank LOC,
            State Street Bank LOC, Westlandesbank LOC),
            1.850% 02/03/05                                                         23,170
   30,000   Highlands County, Florida Health Facilities Authority Revenue,
            Series 1996A, (FGIC Insured, Bank One N.A. LOC),
            2.000% 10/01/26**                                                       30,000
    2,760   Hollywood, Florida Water and Sewer Revenue, Series 2003,
            (FSA Insured, Citigroup Global Market Liquidity Facility),
            2.020% 10/01/18**#                                                       2,760
    5,500   Lake County, Florida Industrial Development Authority IDR,
            (Senninger Irrigation Project) Series 2003, AMT,
            (Suntrust Bank LOC),
            2.060% 11/01/24**                                                        5,500
    5,000   Lee County, Florida Industrial Development Authority Utilities
            Revenue, (North Fort Myers Utilities Project) Series 2003A, AMT,
            (SunTrust Bank LOC),
            2.060% 06/01/22**                                                        5,000
    4,595   Miami-Dade County, Florida School Board Certificates of
            Participation, Series 2004, (FGIC Insured, Citigroup Global Market
            Liquidity Facility),
            2.020% 10/01/20**#                                                       4,595
    8,400   Pinellas County, Florida Housing Finance Authority Multi-Family
            Revenue Housing, (Alta Largo Apartments Project) Series 2004, AMT,
            (Amsouth Bank LOC),
            2.070% 06/01/42**                                                        8,400
   35,500   Pinellas County, Florida School District TAN, Series 2004,
            3.000% 06/30/05                                                         35,734
    7,000   St Johns County, Florida Industrial Development Authority Industrial
            Development Revenue, Series 2004, AMT,  (Coastal Bank of Georgia,
            LOC),
            2.140% 11/01/34**                                                        7,000
   34,690   Sunshine State Government Finance Commission, Series 2004-G, (DEPFA
            Guarantee),
            1.870% 02/10/05                                                         34,690
   11,355   Sunshine State Government Finance Commission, Series 2004 -G,
            (DEPFA Guarantee),
            1.870% 02/07/05                                                         11,355
   25,580   Sunshine State Government Financing Commission, Series 2004-H, (JP
            Morgan Chase Bank Guarantee),
            1.850% 02/07/05                                                         25,580
                                                                                   -------
                                                                                   258,789
                                                                                   -------

            GEORGIA - 4.7%
    9,600   Atlanta Georgia Urban Residential  Financing Authority, Multi-Family
            Revenue, (Housing Market District Project), Series 2004A, AMT,
            (Wachovia Bank N.A. LOC),
            2.040% 11/01/34**                                                        9,600
    5,000   Atlanta Georgia Urban Residential Finance Authority Multifamily
            Revenue, Series 2004, (Regions Bank LOC),
            2.060% 11/01/44**                                                        5,000
    2,500   Atlanta, Georgia Airport Revenue Refunding, Series 2003A, (MBIA
            Insured),
            4.500% 01/01/05                                                          2,500
   12,960   Atlanta, Georgia Airport Revenue, Series 2001, AMT, (FGIC Insured,
            Merrill Lynch Capital Services SBPA),
            1.260% 01/01/25**@@                                                     12,960
   10,000   Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC Insured,
            BNP Paribas SBPA),
            2.080% 12/30/11**#                                                      10,000
    5,390   Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC Insured,
            BNP Paribas SBPA),
            2.080% 01/01/14**#                                                       5,390
    4,470   Atlanta, Georgia Airport Revenue, Series 2004, AMT, (FGIC Insured,
            Merrill Lynch Capital Services SBPA),
            2.080% 01/01/14**#                                                       4,470

    5,650   Atlanta, Georgia Urban Residential Finance Authority Multi-Family
            Revenue, (Collegetown Harris Project) Series 2003I, AMT, (Fannie Mae
            Liquidity Facility),
            2.030% 10/15/36**                                                        5,650
   25,100   Atlanta, Georgia Urban Residential Finance Authority Multi-Family
            Revenue, (Park District Atlantic Project) Series 2002A, AMT,
            (SouthTrust Bank N.A. LOC),
            2.060% 12/01/37**                                                       25,100
    7,000   Atlanta, Georgia Urban Residential Finance Authority Multi-Family
            Revenue, AMT, (Regions Bank LOC),
            2.080% 03/01/43**                                                        7,000
    5,000   Bartow County, Georgia Development Authority Multi-Family Housing
            Revenue, (Somerset Cove Apartments Project) Series 2002, AMT, (PNC
            Bank N.A.),
            2.060% 02/01/35**                                                        5,000
    6,750   Carroll County, Georgia Development Authority Industrial Revenue,
            (Royal Metal Products Project) Series 2004, AMT,
            (Suntrust Bank LOC),
            2.060% 06/01/24**                                                        6,750
    5,725   Clayton County, Georgia Housing Authority Multi-Family Housing
            Revenue Refunding, (Chateau Forest Apartments Project) Series 1990E,
            (FSA Insured, Societe Generale SBPA),
            2.010% 01/01/21**                                                        5,725
    3,900   Cobb County, Georgia Housing Authority Multi-Family Housing Revenue,
            (Woodchase Village Apartments Project) Series 2003, AMT,
            (Regions Bank LOC),
            2.060% 03/15/36**                                                        3,900
      390   Cobb County, Georgia IDR, (Datagraphic Inc. Project) Series 1990,
            AMT, (SouthTrust Bank of Alabama LOC),
            2.090% 05/01/05**                                                          390
    9,215   Columbia County, Georgia Development Authority Multi-Family Revenue,
            (Westwood Club Apartments Project) Series 2002, AMT, (Keybank, N.A.
            LOC),
            2.060% 11/15/35**                                                        9,215
    9,700   Columbus, Georgia Hospital Authority Revenue, (St. Francis Hospital
            Inc., Project) Series 2000A, (Columbus Bank & Trust LOC),
            2.030% 01/01/31**#                                                       9,700
    7,475   DeKalb County, Georgia Housing Authority Multi-Family Housing
            Revenue, (Stone Mill Run Apartments Project) Series 1995A, AMT,
            (First Tennessee Bank, N.A. LOC),
            2.050% 08/01/27**#                                                       7,475
    3,500   Dooly County, Georgia Industrial Development Authority Revenue,
            (Hamburg Enterprises Project) Series 2003, AMT,
            (Fifth Third Bank LOC),
            2.080% 12/01/17**#                                                       3,500
    3,000   Douglas County, Georgia Development Authority, (Colonial Hills
            School Property Project) Series 2004, (Branch Bankinf & Trust, LOC),
            2.020% 06/01/24**#                                                       3,000
    8,000   East Point, Georgia Housing Authority Multi-Family Revenue,
            (Villiage Highlands Apartments Project) Series 2004, AMT,
            (Suntrust LOC, FHLMC Liquidity Facility),
            2.060% 07/01/37**                                                        8,000
    4,620   Franklin County, Georgia Industrial Building Authority, IDR, (Bosal
            Industries Georgia Inc. Project) Series 1995, AMT,
            (Standard Federal Bank LOC),
            2.070% 08/01/10**                                                        4,620
   34,270   Fulton County, Georgia Development Authority Airport Facilities
            Revenue, (Flightsafety International Inc. Project)
            Series 1999B, AMT,
            2.020% 12/01/18**                                                       34,270
    9,350   Fulton County, Georgia Development Authority Airport Facilities
            Revenue, (Flightsafety International Inc. Project)
            Series 1999B, AMT,
            2.020% 12/01/28**                                                        9,350
    3,900   Fulton County, Georgia Development Authority IDR, (Leggett & Platt
            Inc. Project) Series 1992A, AMT, (Wachovia Bank of Georgia LOC),
            2.210% 06/01/27**#                                                       3,900
    4,035   Georgia Municipal Electric Authority Power Revenue, Series 2003,
            (MBIA Insured, Westdeutsche Landesbank AG SBPA),
            2.030% 01/01/13**#                                                       4,035
    5,495   Georgia Municipal Electric Authority Revenue, Series 2004, (AMBAC

            Insured, Citigroup Global Markets Liquidity Facility),
            2.040% 01/01/26**#                                                       5,495
    6,695   Gwinnett County, Georgia Development Authority, Certificate of
            Participation, Series 2004, (MBIA Insured, Citibank N.A.
            Liquidity Facility),
            2.040% 01/01/21**#                                                       6,695
    5,000   Kennesaw, Georgia Development Authority Housing, (Walton Ridenour
            Apartments Project) Series 2004, AMT, (Suntrust Bank LOC),
            2.060% 04/01/37**                                                        5,000
    7,260   Private Colleges & Universities Authority Georgia Revenue, (Mercer
            University Project), Series 2003, (Branch Banking & Trust LOC),
            2.070% 10/01/32**                                                        7,260
    9,215   Richmond County, Georgia Development Authority, (Stonegate Club
            Apartments Project) Series 2002, AMT, (J.P. Morgan Chase Bank LOC),
            2.060% 11/15/35**                                                        9,215
      875   Thomasville, Georgia Payroll Development Authority Industrial
            Revenue, (Scruggs Company Project) Series 2000, AMT,
            (First Union National Bank LOC),
            2.140% 08/01/10**#                                                         875
   15,800   Winder-Barrow County Georgia Joint Development Authority Solid Waste
            Disp Revenue, (Republic Service Incorporation Project), Series 2004,
            AMT, (Suntrust Bank LOC)
            2.030% 11/01/34**                                                       15,800
                                                                                   -------
                                                                                   256,840
                                                                                   -------

            HAWAII - 0.7%
    1,350   Hawaii State Airports System Revenue, Series 2004, AMT,
            (FGIC Insured, Merrill Lynch Capital Services SBPA),
            2.080% 01/01/10**#                                                       1,350
    1,690   Hawaii State Apartments System Revenue, Series 2004, AMT, (FGIC
            Insured, Merrill Lynch Capital Services SBPA),
            2.080% 01/01/10**#                                                       1,690
    4,000   Hawaii State, ROCS RR II R 6035, Series 2004, (MBIA Insured,
            Citibank N.A. Liquidity Facility),
            2.040% 10/01/24**                                                        4,000
   16,700   Honolulu City and County, Hawaii GO, Series 2001C, (FGIC Insured,
            FGIC-SPI SBPA),
            2.280% 12/01/08**                                                       16,700
   16,700   Honolulu Hawaii City & County,Series 2004-C, AMT, (FGIC Insured),
            2.280% 12/01/10**                                                       16,700
                                                                                   -------
                                                                                    40,440
                                                                                   -------

            IDAHO - 1.0%
    6,000   Idaho Falls, Idaho GO, Series 1991, (FGIC Insured),
            1.354% 04/01/05***                                                       5,980
   18,900   Idaho Housing & Finance Association Single Family Mortgage Revenue,
            Series 2004D, (Lloyds TSB Bank Plc Liquidity Facility),
            2.000% 01/01/36**                                                       18,900
    4,835   Idaho Housing and Finance Association Revenue, Series 2002A-38, AMT,
            (Wachovia Bank N.A. LOC),
            2.110% 07/01/32**#                                                       4,835
   13,485   Idaho Housing and Finance Association, Single Family Mortgage
            Revenue, Series 2002D, AMT, (Bayerische Landesbank SBPA),
            2.050% 07/01/33**                                                       13,485
   10,910   Idaho Housing and Finance Association, Single Family Mortgage
            Revenue, Series 2003C, AMT, (Bayerische Landesbank SBPA),
            2.050% 07/01/34**                                                       10,910
    2,000   Power County, Idaho IDR, (FMC Corporation Project) Series 2001, AMT,
            (Wachovia Bank N.A. LOC),
            2.040% 04/01/14**                                                        2,000
                                                                                   -------
                                                                                    56,110
                                                                                   -------

            ILLINOIS - 6.6%
    1,795   Addison, Illinois IDR, (Stand Fast Packaging Products) Series 1996,
            AMT, (LaSalle Bank N.A. LOC),
            2.180% 07/01/21**#                                                       1,795
   15,530   Chicago Illinois Board of Education, Series 2004E, (FSA Insured,
            DEPFA Bank PLC SBPA),
            2.050% 03/01/15**                                                       15,530
    1,185   Chicago, Illinois IDR, (Bullen Midwest Inc. Project) Series 1997,
            AMT,

             (LaSalle Bank N.A. LOC),
             2.160% 11/01/17**                                                        1,185
     8,000   Chicago, Illinois Midway Airport Revenue, Second Lien, Series
             1998B, AMT, (MBIA Insured, Commerzbank Liquidity Facility),
             2.230% 01/01/29**                                                        8,000
    14,000   Chicago, Illinois Multi-Family Housing Revenue, (Concordia Place
             Apartments Project) Series 2003, AMT, (Harris Trust &
             Services Bank LOC),
             2.060% 07/01/34**                                                       14,000
     1,470   Chicago, Illinois Multi-Family Housing Revenue,
             (North Larrabee Project)Series 2001A, AMT, (Harris Trust and
             Savings Bank LOC),
             2.060% 04/01/36**                                                        1,470
     3,800   Chicago, Illinois Multi-Family Housing Revenue,
             (Renaissance Saint Luke Project) Series 2004A, AMT,
             (Harris Trust & Savings Bank LOC),
             2.060% 01/01/39**                                                        3,800
     2,200   Chicago, Illinois Multi-Family Housing Revenue, Series 2001B, AMT,
             (Harris Trust & Savings Bank LOC),
             2.060% 04/01/09**                                                        2,200
     5,590   Chicago, Illinois O'Hare International Airport Revenue Refunding,
             Series 1999, AMT, (AMBAC Insured),
             5.500% 01/01/05                                                          5,590
     1,415   Chicago, Illinois O'Hare International Airport Revenue,
             (2nd Lien Passenger Facilities Project) Series 2001C, AMT,
             (AMBAC Insured),
             5.000% 01/01/05                                                          1,415
     5,200   Chicago, Illinois O'Hare International Airport Revenue, Series
             2003, AMT, (FSA Insured, Citigroup Global Markets Liquidity
             Facility),
             2.080% 01/01/22**#                                                       5,200
     5,500   Chicago, Illinois O'Hare International Airport Revenue, Series
             2003, AMT, (FSA Insured, Merrill Lynch Capital Services SBPA),
             2.080% 07/01/11**#                                                       5,500
     2,110   Chicago, Illinois O'Hare International Airport Revenue, Series
             2003, AMT, (MBIA Insured, Merrill Lynch Capital Services SPBA),
             2.080% 07/01/08**#                                                       2,110
     3,025   Chicago, Illinois O'Hare International Airport Revenue, Series
             2004, AMT, (AMBAC Insured, Merrill Lynch Capital Services SBPA)
             1.250% 11/08/08**#                                                       3,025
     2,170   Chicago, Illinois Wastewater Transmission Revenue, Series
             2004, (MBIA Insured, Merrill Lynch Capital Services SBPA),
             2.110% 01/01/22**#                                                       2,170
     2,000   Chicago, Illionis O'Hare International Airport Revenue, Series
             2004, (MBIA Insured, Landesbank Hessen Liquidity Facility),
             2.080% 01/01/17**#                                                       2,000
     2,825   Cook County, Illinois GO, Series 2003, (MBIA Insured, Citigroup
             Global Market Liquidity Facility),
             2.040% 11/15/21**#                                                       2,825
     6,000   East Peoria Illinois, Series 2004 D, (AMBAC Insured, DEPFA Bank Plc
             Liquidity Facility),
             1.810% 01/01/24**                                                        6,000
     2,000   Elmhurst Illinois Industrial Development Revenue, (John Sakash
             Co Inc Project), Series 2000, (Lasalle Bank N.A. LOC),
             2.080% 02/01/25**                                                        2,000
     1,210   Gurnee, Illinois IDR, (Kenall Manufacturing Company Project) Series
             1998, AMT, (Harris Trust and Saving Bank LOC),
             2.060% 03/01/18**                                                        1,210
     5,930   Gurnee, Illinois IDR, (Little Lady Foods Inc. Project) Series
             2002, AMT, (LaSalle Bank N.A. LOC),
             2.080% 12/01/22**                                                        5,930
     8,960   Illinois ABN, AMRO, GO, Series 2004, (PSF-GTD, ABN AMRO Bank N.V.
             SBPA),
             2.050% 02/01/11**#                                                       8,960
     2,530   Illinois Development Finance Authority Affordable Housing Revenue,
             (Cinnamon Lake Towers Project) Series 1997, AMT,
             (Bank One N.A. LOC),
             2.030% 04/15/37**                                                        2,530
     1,840   Illinois Development Finance Authority IDR, (Flinn Scientific
             Incorporated Project) Series 1995, AMT, (Harris Trust and
             Savings Bank LOC),
             2.060% 10/01/15**                                                        1,840

     2,800   Illinois Development Finance Authority IDR, (Unique Building
             Corporation Project) Series 1989, AMT, (American National Bank
             & Trust Company LOC),
             2.200% 05/01/19**                                                        2,800
       710   Illinois Development Finance Authority IDR, (West Hubbard Street
             Project) Series 1986, AMT, (Lasalle National Bank LOC),
             2.000% 12/01/16**                                                          710
     4,500   Illinois Development Finance Authority IDR, (WM Plastics Project)
             Series 2001, AMT, (LaSalle Bank, N.A. LOC),
             2.080% 08/01/26**                                                        4,500
     5,415   Illinois Development Finance Authority Revenue, (Groot Industries
             Incorporated Project) Series 2003, (Bank One N.A. LOC),
             2.150% 12/01/23**#                                                       5,415
     1,100   Illinois Development Finance Authority Revenue, (Jewish Council
             Youth Service Project) Series 2003, (Harris Trust & Savings
             Bank LOC),
             2.030% 09/01/28**                                                        1,100
     6,100   Illinois Development Finance Authority Revenue,
             (Lifesource Project), Series 2000, (PNC Bank N.A. LOC),
             2.010% 06/01/20**                                                        6,100
     1,500   Illinois Development Finance Authority Revenue, (Park Ridge Youth
             Campus Project) Series 1998, (Northern Trust Company LOC),
             2.100% 09/01/18**#                                                       1,500
     8,710   Illinois Development Finance Authority Revenue, (Residential Rental
             Project) Series 1994, AMT, (FNMA Collateral),
             1.980% 04/01/24**#                                                       8,710
     7,500   Illinois Development Finance Authority Revenue,
             (Sexton Energy Project) Series 2003, AMT, (Fifth Third Bank LOC),
             2.050% 10/01/23**                                                        7,500
     1,600   Illinois Development Finance Authority, IDR, (Campagna-Turano Bakery
             Project) Series 2000, AMT, (American National Bank & Trust
             LOC),
             2.150% 08/01/25**#                                                       1,600
     3,950   Illinois Development Finance Authority, IDR, (Clingan Steel
             Incorporated Project) Series 2003, AMT, (Bank One N.A. LOC),
             2.230% 12/01/23**#                                                       3,950
     3,900   Illinois Development Finance Authority, IDR, (Feltes Sand and Gravel
             Company Project) Series 2003, AMT, (LaSalle Bank N.A. LOC),
             2.080% 12/01/18**                                                        3,900
     2,470   Illinois Development Finance Authority, IDR, (Rainbow Graphics Inc.
             Project) Series 2003, AMT, (Bank One N.A. LOC),
             2.320% 08/01/23**#                                                       2,470
     1,850   Illinois Development Finance Authority, IDR, (Royal Continental Box
             Project) Series 1995B, AMT, (LaSalle National Bank LOC),
             2.080% 04/01/10**                                                        1,850
     6,700   Illinois Development Finance Authority, Multi-Family Revenue, (West
             Chicago Senior Apartment Project) Series 2003, AMT,
             (Citibank N.A. LOC),
             2.080% 02/01/38**                                                        6,700
     5,405   Illinois Development Finance Authority, Multi-Family Revenue, Series
             2001,
             2.080% 12/01/13**#                                                       5,405
     7,100   Illinois Educational Facilities Authority  Revenue, Series 1991,
             (MBIA Insured),
             2.087% 07/01/05***                                                       7,027
     3,145   Illinois Educational Facilities Authority Revenues, (Chaplin Hall
             Center Chilrdren Project) Series 2003, (Fifth Third Bank),
             2.010% 07/01/24**#                                                       3,145
    21,090   Illinois Finance Authority Revenue, Series 2004, (Bank One N.A.
             LOC),
             2.010% 04/01/35**                                                       21,090
    26,580   Illinois Health Facilities Authority Revenue, Series 2004,
             (MBIA Insured, Merrill Lynch Capital Services SBPA),
             2.150% 12/23/05**                                                       26,580
     3,400   Illinois Housing Development Authority, Multi-Family Revenue,
             (Mattoon Towers Project) Series 2004, AMT, (First National Bank LOC,
             FHLB LOC),
             2.050% 01/01/34**                                                        3,400
     6,300   Illinois Housing Development Authority, Multi-Family Revenue,
             (Spring Creek Project) Series 2004, AMT, (LaSalle Bank N.A. LOC),

             2.060% 04/01/34**                                                        6,300
     2,550   Illinois State Development Finance Authority Economic Development
             Revenue, (Addison 450 LP Project) Series 1989, AMT, (American
             National Bank & Trust Company LOC),
             2.040% 12/01/09**                                                        2,550
     8,500   Illinois State Finance Authority, Multi-Family Revenue,
             (New Vistas II Apartments Project) Series 2004, AMT, (FNMA
             Liquidity Facility),
             2.060% 10/15/34**                                                        8,500
     3,000   Illinois State GO, Series 2002, (FSA Insured),
             5.000% 04/01/05                                                          3,028
    20,115   Illinois State Housing Development Authority Housing Revenue,
             (Illinois Center Apartments Project) Series 1985, (Freddie Mac
             Insured, Metropolitan Life GTY AGMT),
             1.990% 01/01/08**                                                       20,115
     1,500   Lombard Village, Illinois Industrial Projects Revenue Refunding,
             (B&H Partnership Project) Series 1995, (LaSalle Bank, N.A. LOC),
             2.390% 10/01/13**                                                        1,500
     9,880   McLean & Woodford Counties, Illinois GO Community Unified School
             District Number 005, Series 2003, (FSA Insured, Merrill Lynch
             Capital Services SBPA),
             2.030% 12/01/09**#                                                       9,880
     4,025   Metropolitan Pier and Exposition Authority Illinois Dedicated
             State Tax Revenue, Series 2004, (MBIA Insured, Citibank N.A.
             Liquidity Facility),
             2.120% 12/15/33**#                                                       4,025
     7,695   Metropolitan Pier and Exposition Authority Illinois Dedicated
             State Tax, Series 2004, (FGIC Insured, Merrill Lynch Capital SBPA),
             2.110% 05/22/24**#                                                       7,695
     8,015   Metropolitan Pier and Exposition Authority Illinois Dedicated
             State Tax, Series 2004, (MBIA Insured, Merrill Lynch Capital
             Services SBPA),
             2.110% 12/15/27**#                                                       8,015
     7,035   Metropolitan Pier and Exposition Authority Illinois Dedicated
             State Tax, Series 2004, (MBIA Insured, Merrill Lynch Capital
             Services),
             2.110% 12/15/25**#                                                       7,035
     2,530   New Lenox, Illinois IDR, (Panduit Corporation Project) Series
             1990, AMT, (LOC Fifth Third Bank),
             2.130% 07/01/15**                                                        2,530
     7,160   Northern Illinois University Revenue, Series 2004, (FGIC Insured,
             Merrill Lynch Capital Services SBPA),
             2.030% 10/01/09**#                                                       7,160
     3,670   Palos Hills, Illinois Multi-Family Housing Revenue, (Green Oaks
             Project) Series 1998, AMT, (FNMA Collateral Agreement),
             2.080% 08/01/29**#                                                       3,670
     1,700   Savanna, Illinois IDR, (Metform Corporation Project) Series
             1994B, AMT, (Bank One N.A. LOC),
             2.030% 06/01/09**                                                        1,700
     2,065   Tinley Park, Illinois IDR, (Beverly Manufacturing Company Project)
             Series 1997A, AMT, (American National Bank & Trust LOC),
             2.290% 09/01/17**                                                        2,065
     5,295   University Illinois Certificate of Participation, Series 2004,
             (FGIC Insured, Merrill Lynch Capital Services SBPA),
             2.030% 03/01/11**#                                                       5,295
     2,475   Upper Illinois, River Valley Development Authority, IDR, (Clover
             Properties LLC Project) Series 2000, AMT, (LaSalle Bank N.A. LOC),
             2.080% 07/01/20**#                                                       2,475
     1,385   Urbana, Illinois Multi-Family Housing Revenue, (Prairie Green II
             Apartments Project) Series 2003, AMT, (LaSalle Bank N.A. LOC),
             2.080% 06/01/29**                                                        1,385
     1,810   Will & Kendall County, Illinois GO Community Construction School
             District Number 202, Series 2002, (FSA Insured),
             3.500% 01/01/05                                                          1,810
    22,905   Will County, Illinois Multi-Family Housing Redevelopment Revenue
             Refunding, (Woodlands Crest Hill Project), Series 1999, AMT,
             2.060% 02/15/31**                                                       22,905
                                                                                    -------
                                                                                    361,375
                                                                                    -------

             INDIANA - 2.5%
     2,900   Allen County, Indiana Economic Development Revenue, (Debrand Inc.
             roject) Series 2002, AMT, (Bank One N.A. LOC),

             2.270% 08/01/17**#                                                      2,900
     2,885   Bloomington, Indiana Multi-Family Revenue, (Willow Manor Apartments
             Project) Series 2002, AMT, (Fifth Third Bank LOC),
             2.080% 11/01/32**                                                       2,885
     1,765   Burns Harbor Industrial Economic Development Revenue, (Dennen Steel
             Corporation Project) Series 2003, AMT, (Standard Federal Bank LOC),
             2.080% 12/01/23**                                                       1,765
     1,600   Elkhart, Indiana Economic Development Revenue, (Vahala Foam
             Enterprises Project) Series 2002, AMT, (Bank One N.A.),
             2.280% 09/01/17**#                                                      1,600
     5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project)
             Series 1997, AMT,
             2.020% 10/01/27**                                                       5,000
     7,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project)
             Series 1999, AMT,
             2.020% 01/01/29**                                                       7,000
    10,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project)
             Series 2000A, AMT,
             2.020% 01/01/28**                                                      10,000
     5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project)
             Series 2001B, AMT,
             2.020% 09/01/31**                                                       5,000
     6,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing Project)
             Series 200A, AMT,
             2.020% 01/01/30**                                                       6,000
     3,182   Greencastle, Indiana Economic Development Revenue Refunding, (Round
             Barn Manor Project) Series 2003A, AMT, (Federal Home Loan Bank),
             2.080% 01/01/28**                                                       3,182
     2,000   Greencastle, Indiana IDR, (Crown Equipment Corporation Project)
             Series 1996, AMT, (KeyBank N.A. LOC),
             2.080% 02/01/11**#                                                      2,000
    16,000   Indiana Board Book Revenue Notes, (Midyear Funding Project) Series
             2004A,
             2.500% 01/26/05                                                        16,012
     4,300   Indiana Educational Facilities Authority, Series 2003, (Bank One
             N.A. LOC),
             2.270% 10/01/33**                                                       4,300
       730   Indiana Health Facilities Financing Authority Revenue Refunding,
             (Cardinal Center, Inc. Project) Series 1996A, (Key Bank, N.A. LOC),
             2.070% 12/01/16**#                                                        730
    10,000   Indiana Health Facilities Financing Authority Revenue, Series
             2001GP-A-3,
             1.050% 11/15/36                                                        10,000
    11,000   Indiana State Development Finance Authority Environmental Revenue,
             (PSI Energy Incorporated Projects) Series 2004A, AMT, (Barclays Bank
             plc LOC),
             2.000% 08/01/39**                                                      11,000
       800   Indiana State Development Finance Authority, EDR, (Patriot Homes
             Inc. Project), Series 1995, AMT, (Bank One Indiana N.A. LOC),
             2.150% 01/01/10**#                                                        800
     8,398   Indiana State Housing Finance Authority Multi-Family Revenue, Series
             1997M-A, AMT, (FHLB LOC),
             2.050% 01/01/29**                                                       8,398
     6,155   Indiana Transportation Finance Authority Highway Revenue, Series
             2004, (FGIC Insured, Citibank N.A. Liquidity Facility),
             2.040% 12/01/14**#                                                      6,155
     6,000   Indiana Transportation Finance Authority Highway Revenue, Series
             2004, (FGIC Insured, Merrill Lynch Capital Services SBPA),
             2.030% 06/01/21**#                                                      6,000
     4,585   Indianapolis Local Public Improvement Bond Bank, Series 2004, AMT,
             (MBIA Insured, Svenska Handelsbanken SBPA),
             2.080% 01/01/17**#                                                      4,585
     5,400   Jeffersonville, Indiana Economic Development Revenue, (Amatrol
             Project) Series 2003, AMT, (National City Bank of Kentucky LOC),
             2.120% 04/01/23**#                                                      5,400

     2,850   Jeffersonville, Indiana Industrial Economic Development Revenue,
             (Eagle Steel Products Incorporated Project) Series 2001, AMT, (Fifth
             Third Bank LOC),
             2.080% 08/01/21**#                                                       2,850
     9,045   Vincennes University, Indiana University Revenue, (Student Fee
             Project)
             Series 2002F, (Bank One Indiana N.A. LOC),
             2.150% 10/01/22**                                                        9,045
     5,115   Washington County, Indiana Industrial Economic Development Revenue,
             (Frank Miller Lumber Company Project) Series 2001, AMT, (National
             City Bank of Indiana LOC),
             2.120% 08/01/16**#                                                       5,115
                                                                                    -------
                                                                                    137,722
                                                                                    -------

             IOWA - 0.5%
     4,500   Clinton Iowa Industrial Development Revenue, (Sethness Products Co
             Project), Series 2004, (Northern Trust Company LOC),
             2.100% 12/01/22**                                                        4,500
     4,500   Iowa Finance Authority Family Revenue, (Mortgage Backed Securities
             Proram G), AMT, Series 2004, (GNMA/FNMA Go Of Authority Insured,
             State Stree B&T Co SPA),                                                 4,500
             2.060% 07/01/34**
     4,580   Iowa Finance Authority Single Family Revenue, Series 2002A-46, AMT,
             (GNMA/FNMA COLL, GO of Authority, Wachovia Bank N.A. Liquidity
             Facility),
             2.110% 07/01/24**                                                        4,580
     7,500   Iowa Finance Authority Single Family Revenue, Series 2004, AMT,
             (GNMA-FNMA Insured, Go of Authority, Depfa Bank plc SBPA),
             2.000% 07/01/34**                                                        7,500
     6,500   Iowa Finance Authority, Multi-Family Revenue, (The Gables at
             Johnston Project) Series 2002, AMT, (Wachovia Bank N.A. LOC),
             2.040% 12/01/37**                                                        6,500
     1,000   West Burlington, Iowa IDR, (Borhi Oilhydraulic Project) Series
             2001B, AMT, (American National Bank & Trust LOC)
             2.150% 01/01/11**#                                                       1,000
                                                                                    -------
                                                                                     28,580
                                                                                    -------

             KANSAS - 0.8%
     5,400   Fredonia, Kansas Revenue, (Systech Environmental Corporation
             Project) Series 1989, AMT, (Banque Nationale de Paris LOC),
             2.040% 02/01/07**                                                        5,400
     4,000   Junction City, Kansas IDR, (Genmar Manufacturing Project) Series
             1999, AMT, (Bank of New York LOC),
             2.100% 04/01/19**#                                                       4,000
    24,675   Kansas State Department of Transportation Highway Revenue, Series
             2004C-3 (DEPFA Bank PLC SBPA),
             1.690% 09/01/23**                                                       24,675
     9,200   Kansas State Development Finance Authority Exempt Facilities
             Revenue, (Seaboard Project) Series 1995A, AMT, (Bank of New York
             LOC),
             2.100% 12/01/25**#                                                       9,200
     2,665   Sedgwick & Shawnee Counties, Kansas Single Family Revenue, Series
             2002,
             2.080% 12/01/27**@@                                                      2,665
                                                                                    -------
                                                                                     45,940
                                                                                    -------

             KENTUCKY - 3.1%
     8,000   Campbellsville-Taylor County, Kentucky IDR, (Airguards Industrial
             Inc. Project) Series 2001, AMT, (Northern Trust Company LOC),
             2.100% 05/01/31**                                                        8,000
     5,000   Carroll County, Kentucky IDR, (Kentucky Ladder Company Project)
             Series 1990, AMT, (Bankers Trust Company LOC),
             2.230% 09/01/10**                                                        5,000
       470   Danville City, Kentucky, Series 2004 - 89, (PNC Bank Guarantee),
             1.950% 03/11/05                                                            470
    15,000   Danville Kentucky, Series 2004, (PNC Bank, LOC),
             1.840% 03/11/05                                                         15,000
     4,250   Daviess County, Kentucky Health Care Revenue, (Wendell Fosters
             Campus for Development Project) Series 2001, AMT, (National City
             Bank, Kentucky LOC),

             2.060% 05/01/21**#                                                       4,250
     4,380   Daviess County, Kentucky Industrial Building Revenue, (Packaging
             Project) Series 2003, AMT,(National City Bank Kentucky
             2.120% 05/01/18**#                                                       4,380
     2,450   Glasgow Kentukey Industrial Building Revenue, (Poly-Tech Corporation
             Project), Series 1994, (Fifth Third Bank LOC),
             2.080% 05/01/14**                                                        2,450
     2,100   Greenup County, Kentucky Industrial Building Revenue, (Pathways Inc.
             Project) Series 2004, (Fifth Third Bank LOC),
             2.010% 12/01/18**#                                                       2,100
    10,000   Henderson County, Kentukey Hospital Facilities Revenue, Series
             2003B, (Fifth Third Bank LOC),
             1.990% 12/01/25**                                                       10,000
     3,790   Jefferson County, Kentucky Industrial Building Revenue, (Dant Growth
             LLC Project) Series 2002, AMT, (Bank One Kentucky N.A. LOC),
             2.340% 09/01/22**#                                                       3,790
       875   Jefferson County, Kentucky Industrial Building Revenue, (Seven
             Counties Services, Inc. Project) Series 1996, (Bank One of Kentucky,
             N.A. LOC),
             2.010% 06/01/11**#                                                         875
     1,000   Jefferson County, Kentucky Retirement Home Revenue, (Nazareth
             Library Project) Series 1999, (Fifth Third Bank LOC),
             2.010% 10/01/19**#                                                       1,000
       300   Jeffersontown, Kentucky Industrial Building Revenue, (Rague Food
             Systems, Inc. Project) Series 1995, AMT, (PNC Bank, N.A. LOC),
             2.130% 04/01/20**#                                                         300
    31,000   Kentucky Asset / Liability Mommission General Fund Revenue, Series
             2004A,
             3.000% 06/29/05                                                         31,160
    10,000   Kentucky Economic Development Finance Authority, Industrial Building
             Revenue, (Goodwill Industries Project) Series 2003,
             2.020% 08/01/23**#                                                      10,000
    10,000   Kentucky Higher Education Student Loan Corporation, Insured Student
             Loan Revenue, Series 1991E, AMT, (AMBAC Insured, GTD STD LNS),
             1.980% 12/01/11**                                                       10,000
     1,000   Kentucky Rural Economic Development Authority Revenue, (Heaven Hill
             Project) Series 1991, AMT, (PNC Bank N.A. LOC),
             2.080% 10/01/16**                                                        1,000
     1,920   Kentucky State Property and Building Community Revenue, Series 2004,
             (AMBAC Insured, Merrill Lynch Capital Services SBPA),
             2.030% 04/01/17**#                                                       1,920
     3,000   Kentucky State Property and Building Community Revenue, Series 2004,
             (FSA Insured, Citibank N.A. SBPA),
             2.040% 10/01/18**                                                        3,000
     2,475   Lexington-Fayette Urban County, Kentucky Educational Facilities
             Revenue, (Lexington School Project) Series 2003,
             2.010% 05/01/25**#                                                       2,475
     3,040   Louisville and Jefferson County, Kentucky Convention Center GO,
             Series 1996PT-69, (FSA Insured, Merrill Lynch SBPA),
             2.030% 07/01/24**#                                                       3,040
     6,000   Minor Lane Heights, Kentucky Solid Waste Disposal Revenue, (Waste
             Management Kentucky LLC Project) Series 2003, AMT, (Wachovia Bank
             N.A. LOC),
             2.080% 03/01/21**                                                        6,000
    41,200   Shelby County, Kentucky Lease Revenue, Series 2004A, (U.S. Bank
             N.A. LOC),
             2.200% 09/01/34**                                                       41,200
     2,230   Shelby, Kentucky Industrial Building Revenue, (Truss Company
             Incorporated Kingbrook Project) Series 1998, AMT, (Fifth Third Bank
             LOC),
             2.080% 06/01/18**#                                                       2,230
     2,100   West Buechel, Kentucky Industrial Building Revenue, (Berby
             Fabricating LLC Project) Series 2004, AMT, Series 2004, (Fifth Third
             Bank LOC),
             2.080% 06/01/24**                                                        2,100
                                                                                    -------
                                                                                    171,740
                                                                                    -------

            LOUISIANA - 0.9%
    5,100   Calcasieu Parish Inc., Louisiana Industrial Development Board Revenue,
            (Hydroserve Westlake Project) Series 1999, AMT, (Bank One Chicago, N.A.
            LOC),
            2.050% 12/01/24**                                                                     5,100
    4,000   Denham Springs-Livingston Housing & Mortgage Finance Authority, Series
            2004A, (Bayerische Landesbank GIC),
            2.420% 12/01/07**                                                                     4,000
    8,030   East Baton Rouge Parish, Louisiana Sales and Used Tax, Series 2003,
            (MBIA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 02/01/11**#                                                                    8,030
    8,145   Ernest N. Morial - New Orleans, Louisiana Exhibit Hall Authority,
            Special Tax, Series 2003, (AMBAC Insured, Citigroup Global Markets
            Liquidity Facility),
            2.040% 07/15/23**#                                                                    8,145
    2,050   Louisiana Housing Finance Agency, Multi-Family Housing Revenue,
            (Restoration Project) Series 2002A, AMT, (Regions Bank LOC),
            2.140% 12/01/32**                                                                     2,050
    4,000   Louisiana Local Government Environmental Facilities Community
            Development Authority Revenue, (Sacred Heart - New Orleans Project)
            Series 2004, (Whitney National Bank LOC, SunTrust Bank LOC),
            2.050% 01/01/24**                                                                     4,000
    6,650   Louisiana State GO, Series 1998A, (AMBAC Insured),
            5.500% 04/15/05                                                                       6,725
    6,000   Plaquemines, Louisiana, Port Harbor And Terminal District, Port
            Facilities Revenue, (Chevron Pipe Line Company Project) Series 1984,
            1.750% 09/01/08                                                                       6,008
    7,500   Port New Orleans, Louisiana Revenue, (New Orleans Cold Storage Project)
            Series 2002, AMT, (Whitney National Bank LOC, SunTrust Bank LOC),
            2.110% 11/01/22**                                                                     7,500
                                                                                                 ------
                                                                                                 51,558
                                                                                                 ------

            MAINE - 0.4%
   11,600   Maine Public Utility Financing Bank Public Utility Revenue Refunding,
            (Maine Public Service Company Project) Series 1996, AMT, (Bank of New
            York LOC),
            2.100% 04/01/21**                                                                    11,600
    5,000   Maine State Housing Authority Mortgage Purchase, Series 2004B-3, AMT,
            (State Street Bank & Trust Company),
            2.000% 11/15/35**                                                                     5,000
    5,000   Maine State Housing Authority Mortgage Purchase, Series 2004B-3, AMT,
            (State Street Bank & Trust Company),
            2.000% 11/15/38**                                                                     5,000
                                                                                                 ------
                                                                                                 21,600
                                                                                                 ------

            MARYLAND - 1.2%
    6,000   Baltimore County, Maryland, Series 2004 - 95, (Westdeutsche Landesbank
            Girozentrale Guarantee),
            1.820% 02/09/05                                                                       6,000
    5,350   Carroll County, Maryland County Commissioners Economic Development
            Revenue, Shelter System Limited Facility, Series 2004, AMT, (Branch
            Banking & Trust LOC),
            2.120% 07/01/24**#                                                                    5,350
   49,300   Maryland State Community Development Administration Department
            Housing & Community Development, Series 2004K, AMT,
            2.100% 03/01/32                                                                      49,300
    6,840   Maryland State Industrial Development Finance Authority Economic
            Development Revenue, (General Binding Corporation Project) Series 1996,
            AMT, (Harris Trust & Savings Bank LOC),
            2.060% 03/01/26**                                                                     6,840
                                                                                                 ------
                                                                                                 67,490
                                                                                                 ------

            MASSACHUSETTS - 0.3%
    7,995   Massachusetts Municipal Wholesale Electric Company, Power Supply
            Systems Revenue, Series 2001, (MBIA Insured, Bank of New York Liquidity
            Facility),
            1.100% 07/01/07**@@                                                                   7,995
    8,000   Massachusetts State Development Finance Agency Multifamily Revenue,
            Series 2004 A, (PNC Bank N.A. LOC),
            2.060% 12/01/37**                                                                     8,000
                                                                                                 ------
                                                                                                 15,995
                                                                                                 ------

            MICHIGAN - 5.3%
    4,475   Detroit, Michigan GO, City School District, Series 2004, (FGIC Insured,
            SBLF Insured, Merrill Lynch Capital Services SBPA),
            2.020% 11/01/20**#                                                                     4,475
    2,150   Livonia Economic Development Corporation, (Foodland Distributions
            Project), Series1986A, (Comerica Bank LOC),
            2.000% 12/01/11**                                                                      2,150
   22,005   Michigan (State of),
            1.900% 10/05/05                                                                       22,005
   42,150   Michigan (State Of), Series 2004 -04-A, (DEPFA Bank Plc Guarantee),
            2.200% 10/05/05                                                                       42,150
   20,000   Michigan Municipal Bond Authority Revenue, Series 2004B-1,
            3.000% 08/19/05                                                                       20,180
   50,000   Michigan State Building Authority, Series 2004 - 4, (The Bank of New
            York LOC, State Street Bank & Trust Co LOC),
            1.750% 01/20/05                                                                       50,000
    4,670   Michigan State Housing Development Authority, Rental Housing Revenue,
            Series 2001 PA 849, (MBIA Go of Authority Insured, Merill Lynch Capital
            Services SBPA),
            2.020% 12/01/05**#                                                                     4,670
    3,250   Michigan State Strategic Fund Limited Obligation Revenue, (B & C
            Leasing LLC Project) Series 1999, AMT, (LaSalle Bank N.A. LOC),
            2.100% 07/01/24**                                                                      3,250
   16,911   Michigan State Strategic Fund Solid Waste Disposal Revenue, (Grayling
            Generating Project) Series 1990, AMT, (Barclays Bank of New York LOC),
            2.020% 01/01/14**                                                                     16,911
    9,500   Michigan State, Housing Development Authority, Multi-Family Revenue,
            (Canterbury Project) Series 2003A, AMT, (LaSalle Bank N.A. LOC),
            2.070% 06/01/38**                                                                      9,500
   97,000   Wayne Charter County Michigan Airport Revenue, Series 2002, (FGIC
            Insured),
            2.010% 12/01/32**                                                                     97,000
   19,220   Wayne Charter County, Michigan Airport Revenue Refunding, (Detroit
            Metropolitan County Project) Series 1996, AMT, (Bayerische Landesbank
            LOC),
            2.020% 12/01/16**                                                                     19,220
                                                                                                 -------
                                                                                                 291,511
                                                                                                 -------

            MINNESOTA - 1.6%
   11,670   Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission
            Airport Revenue, Series 2004, AMT, (FGIC Insured, Merrill Lynch Capital
            Services SBPA),
            1.650% 09/03/09**#                                                                    11,670
      100   Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission,
            Airport Revenue, Series 1999B, AMT, (FGIC Insured),
            5.000% 01/01/05                                                                          100
    3,000   Minneapolis, Minnesota Multi-Family Revenue Housing, (Gateway Real
            Estate Project), Series 2002, AMT, (LaSalle Bank N.A. LOC),
            2.050% 10/01/32**                                                                      3,000
    2,000   Minneapolis, Minnesota Multi-Family Revenue Refunding, (Driftwood
            Apartments Project) Series 2002, AMT, (U.S. Bank N.A. LOC),
            2.100% 10/01/24**                                                                      2,000
   50,000   Minnesota School Districts Tax and Aid Anticipation Borrowing Program
            Certificate GO, Series 2004A,
            3.000% 09/02/05                                                                       50,483
   10,000   Minnesota State Higher Education Facilities Authority Revenue,
            (University St. Thomas Project) Series 2004, (LaSalle Bank N.A. LOC),
            2.020% 10/01/29**                                                                     10,000
    9,735   Minnesota State Housing Finance Agency, (Residential Housing Finance
            Project) Series 2002, (GO of Authority),
            1.200% 07/01/21                                                                        9,712
                                                                                                 -------
                                                                                                  86,965
                                                                                                 -------

            MISSISSIPPI - 0.3%
      300   Mississippi Business Finance Corporation, (Trilogy Communications
            Project) Series 1995, AMT, (First Union National Bank LOC),
            2.200% 06/01/05**#                                                                       300

   17,325   Mississippi Development Bank Special Obligation, Series 2004, (AMBAC
            Insured, Merrill Lynch Capital Services SBPA),
            1.650% 01/01/26**#                                                                   17,325
                                                                                                 ------
                                                                                                 17,625
                                                                                                 ------

            MISSOURI - 1.7%
    6,110   Clay County, Missouri GO, Public School District Number 53 Liberty,
            Series 2004, (FSA Insured, State Aid Direction, Merrill Lynch Capital
            Services SBPA),
            2.030% 03/01/12**#                                                                    6,110
    2,000   Jefferson County, Missouri Industrial Development Authority,
            Multi-Family Housing Revenue, (Sunset Pointe Project) Series 2000, AMT,
            (LaSalle Bank N.A. LOC),
            2.060% 10/01/30**                                                                     2,000
      750   Kansas City, Missouri Industrial Development Authority, Multi-Family
            Housing Revenue, (Crooked Creek Apartments II Project) Series 2004B,
            AMT, (FHLB LOC),
            2.090% 09/01/39**#                                                                      750
    5,600   Kansas City, Missouri Industrial Development Authority, Multi-Family
            Housing Revenue, (Crooked Creek Apartments II) Series 2004A, AMT,
            (LaSalle National Bank LOC),
            2.070% 09/01/39**#                                                                    5,600
    4,590   Kirkwood, Missouri Tax Increment Revenue, (Kirkwood Commons
            Projects), Series 2004, (U.S. Bank N.A.LOC),
            2.270% 10/01/17**                                                                     4,590
   17,000   Missouri Higher Education Loan Authority, Student Loan Revenue
            Refunding, Series 1991B, AMT, (MBIA Insured, GTD STD LNS, State Street
            Bank & Trust Company SBPA),
            2.050% 03/01/20**                                                                    17,000
   20,390   Missouri State Development Finance Board Lease Revenue, (Missouri
            Association of Utilities Lease Pool Project) Series 1999, (TransAmerica
            Life and Annuity Guarantee),
            2.030% 12/01/22**                                                                    20,390
    1,500   Missouri State Development Finance Board, Air Cargo Facilities Revenue,
            (St. Louis Air Project) Series 2000, AMT, (American
            National Bank & Trust LOC),
            2.050% 03/01/30**                                                                     1,500
    3,575   Missouri State Health & Educational Facilities Authority Health
            Facilities Revenue, Series 2001B, (U.S. Bank N.A. LOC),
            2.270% 08/01/31**                                                                     3,575
    3,295   Missouri State Health & Educational Facilities Authority Health
            Facilities Revenue, Series 2004, (U.S. Bank N.A. LOC),
            2.270% 08/01/34**                                                                     3,295
    1,965   Mountain Grove, Missouri Industrial Development Authority Health Care
            Facility Revenue Refunding, (Mountain Grove 1 Project) Series 1997,
            AMT, (Bank of Oklahoma N.A. LOC, Wachovia Bank N.A. LOC),
            2.050% 11/01/13**                                                                     1,965
    4,175   Nodaway County, Missouri Industrial Development Authority Educational
            Facilities Revenue, (Northwest Foundation Incorporation Project) Series
            2002, (U.S. Bank N.A. LOC),
            2.050% 11/01/32**                                                                     4,175
    2,150   St. Charles County, Missouri Industrial Development Authority,
            Multi-Family Revenue, (Peine Lakes Apartments Project) Series 2004,
            AMT, (Wachovia Bank N.A. LOC),
            2.040% 02/01/39**                                                                     2,150
   20,000   St. Louis County, Missouri Industrial Development Authority,
            Multi-Family Housing Revenue, (General Grant Apartments) Series 2003,
            AMT, (U.S. Bank N.A. LOC),
            2.100% 03/01/38**                                                                    20,000
                                                                                                 ------
                                                                                                 93,100
                                                                                                 ------

            NEBRASKA - 0.6%
    5,055   Lancaster County, Nebraska IDR, (Garner Industries, Inc. Project)
            Series 2000A, AMT, (Wells Fargo Bank, N.A. LOC),
            2.140% 11/01/20**                                                                     5,055
    6,275   Nebraska Help Inc. Student Loan Revenue, Series 1986A, AMT, (MBIA
            Insured),

             2.050% 12/01/16**#                                                      6,275
     9,695   Nebraska Help Inc. Student Loan Revenue, Series 1986B, AMT,
             (MBIA Insured),
             2.050% 12/01/16**#                                                      9,695
     8,100   Nebraska Help Inc. Student Loan Revenue, Series 1986C, AMT,
             (MBIA Insured),
             2.050% 12/01/16**#                                                      8,100
     6,375   Nebraska Public Power District Revenue, Series 1995A,
             (MBIA Insured),
             5.500% 01/01/13                                                         6,439
                                                                                    ------
                                                                                    35,564
                                                                                    ------

             NEVADA - 0.8%
     5,020   Clark County, Nevada Airport Revenue, Series 2004, AMT,
             (FGIC Insured, Citibank N.A. Liquidity Facility),
             2.080% 07/01/22**#                                                      5,020
     8,000   Clark County, Nevada IDR, (Nevada Cogeneration Association I
             Project) Series 1991, AMT, (Canadian Imperial Bank of Commerce LOC),
             2.250% 11/01/21**                                                       8,000
    13,425   Clark County, Nevada School District GO, Series 2003, (MBIA Insured,
             Merrill Lynch Capital Services SBPA),
             1.670% 06/15/10**@@                                                    13,425
    11,500   Director St, Nevada Department of Business & Industry, PCR, (Barrick
             Goldstrike Mines Project) Series 1999, AMT, (Royal Bank of
             Canada LOC),
             2.030% 06/01/29**                                                      11,500
     3,450   Las Vegas, Nevada GO, Sewer and Flood Control, Series 2001,
             (FGIC Insured),
             5.000% 04/01/05                                                         3,480
     4,430   Nevada Housing Division, Multi-Unit Housing Revenue, (Studio 3 LP
             Project), Series 1999A, AMT, (US Bank, N.A. LOC),
             2.000% 10/01/30**                                                       4,430
                                                                                    ------
                                                                                    45,855
                                                                                    ------

             NEW HAMPSHIRE - 0.1%
     3,500   New Hampshire State, Business Finance Authority, Exempt Facilities
             Revenue, (Waste Management of New Hampshire Inc. Project)
             Series 2000, AMT, (Wachovia Bank N.A. LOC),
             2.040% 09/01/12**                                                       3,500
                                                                                    ------

             NEW JERSEY - 1.0%
    18,545   Camden County, New Jersy Municipal Utilities Authority Swr Revenue,
             Series 1990B, (FGIC Insured),
             2.201% 09/01/05***                                                     18,277
    34,700   New Jersey Economic Development Authority Economic Development
             Revenue, (Encap Golf Holdings LLC Project) Series 2004, AMT,
             (Wachovia Bank N.A. LOC),
             2.000% 02/01/16**                                                      34,700
     2,000   New Jersey State Transit Corporation Capital Grant Anticipation
             Note, Series 2000B, (AMBAC Insured),
             5.500% 02/01/05                                                         2,007
                                                                                    ------
                                                                                    54,984
                                                                                    ------

             NEW MEXICO - 1.4%
     5,220   New Mexico Finance Authority State Transition Revenue, Series 2004,
             (MBIA Insured, Citigroup Global Market Liquidity Facility),
             2.040% 06/15/23**#                                                      5,220
     5,275   New Mexico Mortgage Finance Authority, Series 2004, AMT, (GNMA FNMA
             FHLMC Insured, Merrill Lynch Capital Services SBPA),
             2.080% 07/01/08**#                                                      5,275
    65,000   New Mexico State, Series 2004, (Lehman Liquidity Company Liquidity
             Facility),
             2.050% 06/30/05**#                                                     65,000
                                                                                    ------
                                                                                    75,495
                                                                                    ------

             NEW YORK - 5.7%
    27,700   Erie County, New York, Series 2004, (Citigroup Global Markets LOC),
             3.000% 07/13/05                                                        27,846
    10,810   Forest City, New Rochelle, New York, Revenue Certificate,
             Series 2003, (JP Morgan Chase Bank LOC),
             2.030% 06/01/11**#                                                     10,810

    14,030   Liberty NY Development Corp, (Greenwich LLC),Series 2004,
             (Wells Fargo Bank N.A. LOC)
             1.980% 12/01/39**                                                      14,030
     4,495   Metropolitan Transitional Authority New York Revenue, Series 2002,
             (AMBAC Insured, Merrill Lynch Capital Services SBPA),
             1.150% 05/15/10**@@                                                     4,489
     4,175   Metropolitan Transitional Authority New York Revenue, Series 2003,
             (AMBAC Insured, Merrill Lynch Capital Services SBPA),
             2.020% 11/15/10**#                                                      4,175
       930   Monroe County, New York Industrial Development Agency,
             Civic Facilities Revenue, (Hillside Childrens Center Project)
             Series 1998, (Key Bank, N.A. LOC),
             2.070% 08/01/18**#                                                        930
     2,000   New York State GO, Series 2000B, (Dexia Credit Local de France LOC),
             Mandatory Put 08/07/03 @ 100,
             1.580% 03/15/30                                                         2,000
    20,600   New York State Housing Finance Agency Revenue, Series 1998, (Fannie
             Mae Insured, Fannie Mae Liquidity Facility),
             1.990% 05/15/31**                                                      20,600
    25,000   New York State Housing Finance Agency Revenue, Series 2001, AMT,
             (FNMA Insured, FNMA Liquidity Facility)
             1.990% 05/15/33**                                                      25,000
    33,000   New York State Housing Finance Agency Revenue, Series 2003A, (Fannie
             Mae Insured, Fannie Mae Liquidity Facility),
             1.980% 05/15/36**                                                      33,000
    44,000   New York State Housing Finance Agency Revenue, Series 2004 - 2001-A,
             (FREDDIC MAC Liquidity Facility),
             2.000% 11/01/33**                                                      44,000
    24,029   New York State Power Authority,
             1.820% 03/04/05                                                        24,029
     1,600   New York, New York City Housing Development Corporate Multi-Family
             Revenue, (Manhattan Court Development Project), Series 2004A, AMT,
             (CitiBank N.A. LOC),
             2.020% 06/01/36**                                                       1,600
    30,200   New York, New York City Housing Development Corporation, Series 1998
             A, (FNMA Collateral Agreement & Liquidity Facility),
             1.990% 11/15/28**                                                      30,200
     7,700   New York, New York City Housing Development Corporation, Series 2004
             A, (Citibank N.A. LOC),
             2.020% 06/01/36**                                                       7,700
     7,925   New York, New York City Industrial Development Agency Civic Facility
             Revenue, (Jamaica First Parking LLC Project) Series 2004, (JP Morgan
             Chase Bank LOC),
             2.010% 03/01/34**                                                       7,925
    11,600   New York, New York City Municipal Water Finance Authority, Water and
             Sewer Revenue, Series 2003F-2, (Bayerische Landesbank SBPA),
             2.180% 06/15/35**                                                      11,600
     8,095   New York, New York City Transitional Finance Authority, Series 2003,
             (MBIA-IBC Insured, Lloyds TSB Bank PLC SBPA),
             1.670% 11/01/08**@@                                                     8,095
       335   New York, New York GO, Series 2003A, (Bank of Nova Scotia LOC),
             1.950% 08/01/31**                                                         335
     6,590   New York, New York GO, Series 2004C-3, ( CIFG Insured, Depfa Bank
             PLC SBPA),
             1.970% 08/15/29**                                                       6,590
     3,465   Port Authority New York and New Jersey, Series 2003, AMT, (AMBAC GO
             of Authority, Citigroup Global Market Liquidity Facility),
             2.070% 12/15/32**#                                                      3,465
    13,955   Port Authority New York and New Jersey, Series 2004,  AMT, (FGIC
             Insured, GO of Authority, Merrill Lynch Capital Services SBPA),
             2.010% 05/15/10**#                                                     13,955
     1,430   Port Authority New York and New Jersey, Series 2004, (MBIA Insured,
             Merrill Lynch Capital Services SBPA),
             2.040% 11/01/16**#                                                      1,430
     5,250   Sales Tax Asset Receivable Corporation, New York, Series 2004
             PT-2414, (MBIA Insured),
             2.010% 10/15/29**                                                       5,250

     3,500   Triborough Bridge & Tunnel New York Authority Revenues, Series 2003,
             (MBIA Insured, Merrill Lynch Capital Services, SBPA),
             2.010% 05/15/17**#                                                       3,500
       600   Westchester County, New York Industrial Development Agency Civic
             Facility Revenue, (Westchester Jewish Project) Series 1998, (Chase
             Manhattan Bank LOC),
             2.040% 10/01/28**#                                                         600
                                                                                    -------
                                                                                    313,154
                                                                                    -------

             NORTH CAROLINA - 1.4%
    21,441   Board of Governors University of North Carolina, Series 2004
             1.820% 02/01/05                                                         21,441
    15,000   Board Of Governors University Of North Caroolina, Series 2004
             1.850% 03/10/05                                                         15,000
     2,915   Catawba County, North Carolina Industrial Facilities and Pollution
             Control Financing Authority Revenue, (Von Drehle Properties Project)
             Series 2001, AMT, (BB&T LOC),
             2.120% 12/01/21**#                                                       2,915
     4,625   Davidson County, North Carolina Industrial Facility and Pollution
             Control Financing Authority Industrial, (Childress Winery Project)
             Series 2004, AMT,
             2.120% 04/01/26**#                                                       4,625
     5,190   Guilford County, North Carolina Multi-Family Housing Revenue,
             (Brentwood Crossings Apartments) Series 2003, AMT,
             (Suntrust Bank LOC),
             2.060% 12/01/35**                                                        5,190
     1,700   Iredell County, North Carolina Industrial Facilities and
             Pollution Control Financing Authority Revenue,
             (Sullivan Corporation Project) Series 1996, AMT,
             (Bank One Milwaukee, N.A. LOC),
             2.150% 01/01/11**#                                                       1,700
     4,640   Mecklenburg County, North Carolina Multi-Family Housing Revenue,
             (Barrington Oaks Apartments Project) Series 2003, AMT,
             (SunTrust Bank LOC),
             2.110% 09/01/35**                                                        4,640
     1,900   North Carolina Agriculture Finance Authority Agriculture Development
             Revenue, (McGill Environment System Project) Series 2003, AMT,
             (Branch Bank & Trust LOC),
             2.120% 12/01/15**#                                                       1,900
    10,000   North Carolina Capital Facility Finance Agency Exempt Facility
             Revenue, (Services Incorporated Project) Series 2004, AMT,
             (Suntrust Bank LOC),
             2.230% 07/01/34**                                                       10,000
     2,600   North Carolina State Port Authority Exempt Facilities Revenue,
             (Wilmington Bulk LLC Project) Series 2001A, AMT,
             (Branch Banking & Trust LOC),
             2.120% 09/01/22**#                                                       2,600
     4,590   North Carolina State Port Authority Exempt Facilities Revenue,
             (Wilmington Bulk LLC Project) Series 2001B, AMT,
             (Branch Banking & Trust LOC),
             2.120% 09/01/22**#                                                       4,590
     4,315   Rowan County, North Carolina Industrial Facilities Pollution Control
             Financing Authority, (Fixed Industrial Development PHC LLC Project)
             Series 1999, AMT, (Branch Banking and Trust LOC),
             2.120% 03/01/14**#                                                       4,315
                                                                                    -------
                                                                                     78,916
                                                                                    -------

             OHIO - 2.3%
     3,850   Akron, Ohio Metropolitan Housing Authority Facility Improvement,
             (Administration Building Project) Series 1998,
             (Fifth Third Bank LOC),
             2.010% 04/01/18**#                                                       3,850
     5,000   Bellevue, Ohio Hospital Facilities Revenue, (Bellevue Hospital
             Project) Series 2003, (Fifth Third Bank LOC),
             2.010% 08/01/33**#                                                       5,000
       850   Centerville, Ohio Health Care Revenue, (Bethany Lutheran Village
             Hospital Project) Series 1994, (PNC Bank of Ohio, N.A. LOC),
             2.030% 11/01/13**#                                                         850
    15,800   Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC Insured,
             Westdeutsche Landesbank SBPA),
             1.990% 01/01/33**                                                       15,800
    55,725   Columbus, Ohio Regional Airport Authority Revenue, Series 2004,
             (U.S.

             Bank N.A. LOC),
             2.010% 03/01/34**                                                       55,725
       340   Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project) Series
             1995, AMT, (Key Bank, N.A. LOC),
             2.140% 09/01/16**#                                                         340
     4,870   Hamilton County, Ohio Health Care Facilities Revenue, (Talbert
             Services Income Project) Series 2002, (Fifth Third Bank LOC),
             2.010% 07/01/27**#                                                       4,870
     6,225   Kettering, Ohio IDR, Series 2002, AMT, (Merrill Lynch Capital
             Services SPBA),
             2.120% 11/01/34**#                                                       6,225
     1,045   Lucas County, Ohio IDR, (Dynamic Dies Income Project) Series 1997,
             AMT, (National City Bank LOC),
             2.170% 07/01/09**#                                                       1,045
     2,000   Muskingham Watershed Conservancy District Ohio, Series 2003, (Fifth
             Third Bank LOC),
             2.010% 05/01/23**#                                                       2,000
     9,000   Ohio State Air Quality Development Authority Revenue, Series 2004A,
             AMT, (ABN AMRO Bank N.V. LOC),
             2.050% 06/01/24**                                                        9,000
     4,700   Ohio State, Air Quality Development Authority Revenue, Series 2000
             PA 769R, (AMBAC Insured, Merill Lynch Capital Services Liquidity
             Facility),
             2.020% 11/01/20**#                                                       4,700
       750   Summit County, Ohio IDR, (Oliver Printing Company, Inc. Project)
             Series 1997, AMT, (Bank One of Akron, N.A. LOC),
             2.150% 02/01/07**#                                                         750
    15,800   Toledo-Lucas County, Ohio Port Authority Airport Development
             Revenue, (Flightsafety International, Inc. Project) Series 1998-1,
             AMT, (Berkshire Hathaway Inc. Guarantee),
             2.020% 01/01/18**#                                                      15,800
                                                                                    -------
                                                                                    125,955
                                                                                    -------

             OKLAHOMA - 0.6%
     1,795   Claremore, Oklahoma Industrial and Redevelopment Industrial
             Development Authority Revenue, (Whirlwind Steel Buildings Project)
             Series 2001, AMT, (Chase Manhattan Bank LOC),
             2.080% 09/01/16**                                                        1,795
    17,000   Oklahoma Development Finance Authority Revenue, (Conoco Project)
             Series 2002, AMT, (JP Morgan Chase Bank LOC),
             2.030% 06/01/37**                                                       17,000
     8,800   Oklahoma Development Finance Authority Revenue, (Seabrook Farms
             Inc. Project) Series 1997, AMT, (Bank of New York LOC),
             2.100% 03/01/27**#                                                       8,800
     2,640   Oklahoma Housing Finance Agency Single Family Revenue,
             (Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
             Collateral Agreement, Merrill Lynch SBPA),
             2.080% 09/01/29**@@                                                      2,640
     5,100   Oklahoma Transportation Authority Oklahoma Turnpike Systems Revenue,
              Series 2002A, (AMBAC Insured),
             5.000% 01/01/05                                                          5,100
                                                                                    -------
                                                                                     35,335
                                                                                    -------

             OREGON - 1.9%
     1,000   Oregon State Economic Development Revenue, (McFarland Cascade
             Project) Series 1996, AMT, (U.S. Bank of Washington LOC),
             2.100% 11/01/16**                                                        1,000
     5,000   Oregon State Housing & Community Services Department Mortgage
             Revenue, Series 2004 L, (State Street B&T CO SPA),
             2.030% 07/01/35**                                                        5,000
     7,500   Oregon State Housing and Community Services Department Mortgage
             Revenue, Single Family Mortgage, Series 1991E, AMT,
             2.000% 07/01/34**                                                        7,500
    40,000   Oregon State TAN, Series 2004A,
             3.000% 06/30/05                                                         40,241
     2,000   Oregon State, Economic Development Revenue, (KRC Western Inc.
             Project) Series 1997-178, AMT, (Wachovia Bank LOC),
             2.040% 01/01/17**#                                                       2,000

    10,000   Oregon State, Housing and Community Services Department Management
              Revenue, (Single Family Management Project) Series 2003, AMT,
             1.250% 07/01/24                                                         10,000

    15,000   Oregon State, Oregon State Treasury Department, Series 2000 L73J-Reg
             D, (Lehman Liquidity Facility),
             2.050% 06/30/05**#                                                      15,000
    20,000   Port Portland, Oregon Special Obligation Revenue, (Portland Bulk
             Terminals LLC Project) Series 1996, AMT, (Canadian Imperial Bank
             LOC),
             2.040% 10/01/25**                                                       20,000

     4,500   Port Portland, Oregon Special Obligation Revenue, (Portland Bulk
             Terminals Project) Series 1999, AMT, (Canadian Imperial Bank LOC),
             2.040% 10/01/25**                                                        4,500
                                                                                    -------
                                                                                    105,241
                                                                                    -------

             OTHER TERRITORIES - 0.3%
    18,255   Charter Mac Equity Issuer Trust Various States, Series 2004,
             (Merrill Lynch Capital Services SPA, Standby Credit Facility with
             Merrill Lynch & Co., Inc. Guarantee),
             2.100% 11/15/25**#                                                      18,255
                                                                                    -------

             PENNSYLVANIA - 3.9%
     7,800   Allegheny County, Pennsylvania Hospital Development Authority
             Revenue, (South Hills Healthcare Project) Series 2000A, (PNC Bank
             N.A. LOC), Mandatory Put 06/01/03 @ 100,
             1.710% 06/01/30                                                          7,800
    12,495   Delaware Valley Pennsylvania Regional Financial Authority Local
             Government Revenue, Series 2002, (Merrill Lynch Capital Services
             SPA),
             2.090% 01/01/14**#                                                      12,495
    26,995   Delaware Valley Pennsylvania Regional Financial Authority Local
             Government Revenue, Series 2002, (Merrill Lynch Capital Services
             SPA),
             2.090% 09/01/26**#                                                      26,995
    29,995   Delaware Valley, Pennsylvania Regional Finance Authority Local
             Government Revenue, Series 2004, (AMBAC Insured, Merrill Lynch
             Capital Services SBPA),
             2.090% 08/01/28**#                                                      29,995
     4,995   Delaware Valley, Pennsylvania Regional Financial Authority Local
             Government Revenue, Series 2004, (AMBAC Insured, Merrill Lynch
             Capital Services SBPA)
             2.090% 07/01/27**#                                                       4,995
     1,550   Elk County, Pennsylvania Industrial Development Authority Revenue,
             (Clarion Sintered Metals Project) Series 1998, AMT, (PNC Bank, N.A.
             LOC),
             2.130% 03/01/09**#                                                       1,550
       700   Pennsylvania Economic Development Financing Authority Development
             Revenue, (Pennsylvania Bar Institute Project) Series 1996B, AMT,
             (PNC Bank, N.A. LOC),
             2.010% 04/01/15**#                                                         700
     3,000   Pennsylvania Economic Development Financing Authority, Series 2004,
             (Merrill Lynch Capital Services SBPA),
             2.060% 11/01/21**#                                                       3,000
    14,500   Pennsylvania State Higher Education Assistance Agency Student Loan
             Revenue, Series 1988B, AMT, (AMBAC Insured, GTD STD LNS Insured,
             Wachovia Bank SBPA),
             1.930% 07/01/18**                                                       14,500
    49,400   Pennsylvania State Higher Education Assistance Agency Student Loan
             Revenue, Series 1994, AMT, (AMBAC Insured GTD STD LNS,
             Westdeutsche Landesbank Girozentrale SBPA),
             1.930% 12/01/24**                                                       49,400
    43,910   Pennsylvania State, Series 2004,
             6.000% 02/01/05                                                         44,063
     2,660   Philadelphia, Pennsylvania Authority For Industrial Development
             Revenues, (Goldenberg Candy Project) Series 1997, AMT, (Wachovia
             Bank N.A. LOC),
             2.080% 01/01/13**#                                                       2,660
     8,225   Pittsburgh, Pennsylvania GO, Series 1996A, (MBIA Insured),
             6.000% 03/01/05                                                          8,285

     3,005   Westmoreland County, Pennsylvania Industrial Development Authority
             Revenue, (Elizabeth Carbide Die Project) Series 1998A, AMT,
             (National City Bank LOC),
             2.120% 10/01/13**#                                                       3,005
     3,290   Westmoreland County, Pennsylvania Industrial Development Authority
             Revenue, (Rhodin Enterprises Project) Series 1997, AMT, (National
             City Bank, N.A. LOC),
             2.080% 04/01/17**#                                                       3,290
                                                                                    -------
                                                                                    212,733
                                                                                    -------

             RHODE ISLAND - 0.0%+
     2,295   Rhode Island State Industrial Facilities Corporation IDR, (Precision
             Turned Components Project) Series 2000, AMT, (Bank of New York LOC),
             2.200% 05/01/11**                                                        2,295
                                                                                    -------
             SOUTH CAROLINA - 1.8%
     3,000   Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc. Project)
             Series 1994, AMT, (SunTrust Bank of Nashville LOC),
             2.060% 12/01/07**#                                                       3,000
    10,000   Piedmont Municipal Power Agency Electric Revenue, Series 1997 B,
             (Credit Suisse  First Boston SPA),
             2.000% 01/01/19**                                                       10,000
     6,200   Piedmont Municipal Power Agency South Carolina Electric Revenue,
             Series 2004, (MBIA Insured, Dexia Credit Local SBPA),
             1.980% 01/01/31**                                                        6,200
    18,700   Piedmont Municipal Power Agency, South Carolina Electric Revenue,
             Series 2004B-1, (MBIA Insured, JP Morgan Chase Bank),
             1.980% 01/01/34**                                                       18,700
     2,820   South Carolina Jobs Economic Development Authority Development
             Revenue, (Spartanburg YMCA Project) Series 1996, (First Union
             National Bank LOC),
             2.090% 06/01/18**#                                                       2,820
    11,250   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Giant Cement Holding Inc. Project) Series
             2002, AMT, (Citibank N.A. LOC),
             2.010% 12/01/22**                                                       11,250
     1,500   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Mancor Industries Incorporated Project) Series
             1999, AMT, (PNC Bank N.A. LOC),
             2.130% 05/01/14**#                                                       1,500
     3,500   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Pine River Plastics Inc. Project) Series 2000,
             AMT, (Comerica Bank LOC),
             2.090% 03/01/11**                                                        3,500
     5,355   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Raynor USA Southeast Project) Series 2000,
             AMT, (LaSalle Bank, N.A. LOC),
             2.080% 05/01/20**                                                        5,355
     1,080   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Sargent Metal Fabricators Project) Series
             2002, AMT, (Branch Banking & Trust LOC),
             2.120% 11/01/22**#                                                       1,080
     5,000   South Carolina Jobs Economic Development Authority Economic
             Development Revenue, (Waste Management South Carolina Project)
             Series 2003, AMT, (Wachovia Bank N.A. LOC),
             2.060% 07/01/24**                                                        5,000
     5,700   South Carolina Jobs Economic Development Authority IDR, (Abraham
             Industries LLC Project) Series 1999, AMT, (PNC Bank, N.A. LOC),
             2.130% 05/01/14**#                                                       5,700
     1,800   South Carolina Jobs Economic Development Authority IDR, (Banks
             Construction Company Project) Series 1999, AMT, (Wachovia Bank of
             North Carolina, N.A. LOC),
             2.090% 05/01/09**                                                        1,800
     2,730   South Carolina Jobs Economic Development Authority IDR, (Kravet
             Fabrics, Inc. Project) Series 1997, AMT, (Bank of New York LOC),
             2.100% 03/01/12**#                                                       2,730
     5,125   South Carolina Jobs Economic Development Authority IDR, (Quoizel,
             Inc. Project) Series 1996, AMT, (Branch Banking & Trust LOC),
             2.120% 05/01/16**#                                                       5,125

     1,000   South Carolina Jobs Economic Development Authority, Economic
             Development Revenue, (Personal Inc. Project) Series 1998, AMT,
             (LaSalle National Bank LOC),
             2.080% 04/01/18**#                                                        1,000
     2,844   South Carolina State Housing Finance and Development Authority,
             Multi-Family Revenue Refunding, (Oakfield Housing Project) Series
             2004, AMT, (National Bank of South Carolina LOC),
             2.140% 10/01/25**                                                         2,844
    12,845   South Carolina Transportation Infrastructure Bank Revenue, Series
             2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
             2.030% 04/01/12**#                                                       12,845
                                                                                     -------
                                                                                     100,449
                                                                                     -------

             SOUTH DAKOTA - 0.1%
       300   South Dakota Economic Development Financing Authority IDR Refunding,
             (Lomar Development Company Project) Series 1996B, AMT, (US Bank,
             N.A. LOC),
             2.200% 08/01/08**#                                                          300
     8,185   South Dakota State Housing Development Authority, Series 1998PT-168,
             AMT, (Banque Nationale de Paris SBPA),
             2.080% 05/01/27**#                                                        8,185
                                                                                     -------
                                                                                       8,485
                                                                                     -------

             TENNESSEE - 3.6%
     4,100   Blount County, Tennessee Industrial Development Board IDR,
             (Arrowhead Partners LP Project) Series 2003, AMT, (SunTrust Bank
             LOC),
             2.110% 12/01/13**                                                         4,100
     1,000   Cumberland County, Tennessee Industrial Development Board Industrial
             Development Revenue, (Delbar Products Incorporated Project) Series
             1997, AMT, (PNC Bank N.A. LOC),
             2.130% 07/01/12**#                                                        1,000
     5,980   Franklin County, Tennessee Health and Educational Facilities Board
             Revenue, (University of the South Project) Series 1998B, (AmSouth
             Bank of Alabama, N.A. LOC),
             2.030% 09/01/18**                                                         5,980
     7,030   Knox County, Tennessee 1st Utility District Water and Sewer Revenue
             Refunding, Series 2003, (Amsouth Bank LOC),
             2.140% 12/01/10**                                                         7,030
     5,350   Memphis, Tennessee Health Educational and Housing Facilities Board
             Revenue, (Springdale Creek Apartments Project) Series 2003A, AMT,
             (First Tennessee Bank LOC),
             2.250% 01/01/35**#                                                        5,350
     5,095   Metropolitan Government Nashville & Davidson County Tennessee
             Industrial Board Revenue Refunding, (Rodgers/Welch Venture Project)
             Series 1989, (Amsouth Bank of Alabama LOC),
             2.050% 12/01/14**#                                                        5,095
     9,400   Metropolitan Government Nashville & Davidson County, Tennessee
             Health and Education Facility Board Revenue, Multi-Family Housing,
             Series 2003, AMT, (Wachovia Bank N.A. LOC),
             2.040% 12/01/43**                                                         9,400
     3,010   Shelby County, Tennessee Health Educational and Housing Facilities
             Board Multi-Family Housing Revenue, (Flag Manor Project) Series
             1995, AMT, (FHLB Guarantee),
             2.020% 01/01/23**#                                                        3,010
     2,700   Shelby County, Tennessee Health Educational and Housing Facilities
             Board Revenue, (Spring Creek Apartments) Series 2003A, AMT, (First
             Tennessee Bank LOC),
             2.250% 12/01/20**#                                                        2,700
    10,000   Shelby County, Tennessee, Health Development and Housing Facility
             Board Revenue, (Arbors of Germantown Project) Series 1994, (PNC Bank
             N.A. LOC),
             2.080% 07/01/24**                                                        10,000
     1,000   Springfield, Tennessee Industrial Development Board Revenue, (All
             American Homes of Tennessee Project) Series 1994, AMT, (Bank One of
             Michigan, N.A. LOC),
             2.150% 11/01/09**#                                                        1,000
     5,000   Sullivan County, Tennessee Industrial Development Board Revenue,
             (Modern Forge Company Project) Series 1990, AMT, (Northern Trust

             Company LOC),
             2.130% 07/01/10**#                                                        5,000
     7,500   Sumner County, Tennessee Sumner Finance Accounting Department
             (Capital Outlay ), Series 2004B, (Suntrust Bank LOC),
             2.000% 06/01/07**                                                         7,500
   124,875   Tennessee Housing Development Agency Single Family Mortgage, Series
             2004, AMT,
             1.946% 12/08/05**                                                       124,875
     3,000   Union County Tennessee Industrial Development Board Industrial
             Development Revenue, (Cooper Container Corporation Project), Series
             2004, (Suntrust Bank LOC),
             2.060% 12/01/14**                                                         3,000
                                                                                     -------
                                                                                     195,040
                                                                                     -------

             TEXAS - 16.4%
    45,000   Austin Texas (City of), (JP Morgan Chase Bank LOC, Bayerische
             Landesbank LOC, State Street Bank LOC),
             1.870% 02/07/05                                                          45,000
       150   Austin Texas (City OF), (JP Morgan Chase Bank LOC, Bayerische
             Landesbank LOC, State Street Bank LOC),
             1.900% 02/07/05                                                             150
       900   Bell County, Texas Industrial Development Corporation IDR, (Metal
             Sales Manufacturing Corporation Project) Series 1998, AMT, (Firstar
              Bank N.A. LOC),
             2.130% 08/01/08**#                                                          900
    10,375   Bexar County, Texas Housing Finance Corporation Multi-Family Housing
             Revenue, (Perrin Park Apartment Project) Series 1996, (GNMA
             Collateral, Northern Trust Company LOC),
             2.130% 06/01/28**                                                        10,375
    20,000   Bexar Metropolitan Water, Series 2004, (BayerISCHE Hypotheken, LOC),
             1.850% 02/03/05                                                          20,000
    17,000   Brazos River Authority Texas Pollution Control Revenue, Series
             2001,(Wachovia Bank N.A. LOC),
             2.030% 10/01/30**                                                        17,000
    47,460   Brazos River Authority, Texas PCR, (TXU Energy Company Project)
             Series 2002A, (JP Morgan Chase Bank LOC),
             2.030% 05/01/37**                                                        47,460
     6,535   Bridgeport, Texas GO Independent School District, Series 2004,
             (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and
             Company GTY-AGMT),
             2.030% 08/15/08**#                                                        6,535
     5,225   Corsicana Texas Independent School District, Series 2004, (PSF
             Guaranteed, Merrill Lynch Capital SVCS SBPA),
             2.030% 02/15/24**#                                                        5,225
    15,000   Dallas Area Rapid Transit,
             1.820% 01/26/05                                                          15,000
     7,500   Dallas, Texas Housing Finance Corporation Multi-Family Housing
             Revenue, (The Masters Apartments Project) Series 2004, AMT, (FNMA
             Insured, FNMA Liquidity Facility),
             2.030% 07/15/37**                                                         7,500
    16,180   Dallas-Fort Worth, Texas International Airport Facility Revenue,
             (Flightsafety Project) Series 1999, AMT, (OBH, Inc. Guarantee),
             2.020% 07/01/32**                                                        16,180
     9,840   Dallas-Fort Worth, Texas International Airport Revenue, Series 2003,
              AMT, (Merrill Lynch Capital Services SBPA),
             2.080% 05/01/11**@@                                                       9,840
     3,000   Dallas-Fort Worth, Texas International Airport Revenue, Series 2004,
             AMT, (MBIA Insured, Citigroup Global Market Liquidity Facility),
             2.080% 11/01/33**#                                                        3,000
     8,185   El Paso, Texas Housing Finance Corporation Multi-Family Housing
             Revenue, (Viva Apartments Project - Oakland Executive Center LP)
             Series 1993, AMT, (GE Capital Corporation Guarantee),
             2.080% 09/01/23**#                                                        8,185
     3,682   Galveston County, Texas Housing Finance Corporation Single Family
             Mortgage Revenue, Series 2004A, AMT, (Bayerische Landesbank GIC),
             2.390% 12/01/37**                                                         3,682
    13,600   Gulf Coast, Texas Waste Disposal Environmental Facilities Authority
             Revenue, (Exxonmobil Project) Series 2002, AMT

             2.200% 12/01/25**                                                       13,600
    75,000   Harris County, Texas Floating Rate Trust Receipts, Series 2004,
             (Lehman Liquidity Company Liquidity Facility),
             2.050% 02/28/05**#                                                      75,000
    14,700   Harris County, Texas Health Facilities Development Corporation
             Special Facilities Revenue, (Texas Medical Center Project) Series
             1999B, (FSA Insured, JP Morgan Chase Bank SBPA),
             2.200% 05/15/29**                                                       14,700
     2,550   Harris County, Texas Health Facility Development Corporation
             Revenue, Blood Center Gulf Coast Regional, Series 1992, (JP Morgan
             Chase and Company LOC)
             2.050% 04/01/17**                                                        2,550
     9,141   Heart of Texas Housing Finance Corporation, Series 2002A, AMT,
             (Bayerische Landesbank GIC),
             2.240% 06/01/05**                                                        9,141
     1,270   Hillsboro, Texas Industrial Development Corporation Revenue,
             (Lamcraft LP Project) Series 1997, AMT, (First Commercial Bank LOC),
             2.300% 07/01/13**#                                                       1,270
    10,000   Houston Texas (City of),
             1.820% 01/20/05                                                         10,000
     8,000   Houston Texas (City of),
             1.800% 02/14/05                                                          8,000
     7,315   Houston Texas Utility System Revenue, (Spears DB -108), Series 2004,
             (MBIA Insured, Deutsche Bank Brokage Trading Company Liquidity
             Facility),
             2.030% 05/15/28**#                                                       7,315
     7,900   Houston, Texas Airport System Revenue, Series 1998B, AMT, (FGIC
             Insured),
             5.000% 07/01/05                                                          8,027
    15,090   Houston, Texas GO, Series 2004, (FSA Insured, Merrill Lynch Capital
             Services SBPA),
             2.030% 09/01/09**#                                                      15,090
     4,850   Houston, Texas GO, Series 2004, (MBIA Insured, Citibank N.A.
             Liquidity Facility),
             2.040% 03/01/08**#                                                       4,850
     3,500   Houston, Texas Housing Financial Corporation, (Mayfair Park
             Apartment), Series 2004, AMT, (FNMA Insured, FNMA Liquidity
             Facility),
             2.030% 04/15/37**                                                        3,500
     5,215   Houston, Texas Utility System Revenue, Series 2004, (FGIC Insured,
             Merrill Lynch Capital Services SBPA),
             2.030% 05/15/12**#                                                       5,215
     5,705   Houston, Texas Utility System Revenue, Series 2004, (MBIA Insured,
             Merrill Lynch Capital Services SBPA),
             2.030% 05/15/14**#                                                       5,705
    15,000   Houston, Texas, Series 2004 93-A, (Westdeutsche Landesbank Insured,
             Bayerische Landesbank Insured),
             1.800% 03/17/05                                                         15,000
     5,610   Klein, Texas Independent School District GO, Series 2003, (PSF-GTD,
             Merrill Lynch Capital Services SBPA),
             2.030% 08/15/23**#                                                       5,610
     4,015   Lewisville, Texas Independent School District GO, Series 2004,
             (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and
             Capital GTY-AGMT),
             2.030% 08/15/08**#                                                       4,015
     2,900   Mansfield, Texas Industrial Development Corporation Revenue, (Texas
             Inc. Project) Series 1986, AMT, (Bank One Texas N.A. LOC),
             2.060% 11/01/26**                                                        2,900
     6,155   Northside, Texas Independent School District GO, Series 1993
             (PSF-GTD),
             1.286% 02/01/05***                                                       6,148
     4,640   Northside, Texas Independent School District GO, Series 2004,
             (PSF-GTD, Merrill Lynch Capital Services SBPA),
             2.030% 02/15/22**#                                                       4,640
     1,200   Nueces County, Texas Health Facilities Development Corporation
             Revenue, (Driscoll Foundation Childrens Hospital Project) Series
             1985, (Bank One of Texas, N.A. LOC),
             2.030% 07/01/15**                                                        1,200
     6,060   Panhandle, Texas Regional Housing Financing, Series 2002, AMT,
             (Merrill

             Lynch Capital Services SBPA),
             2.120% 09/01/14**#                                                        6,060
    20,000   Panhandler-Plain Texas Higher Education Authority Inc., Series 1992
             A, (MBIA Insured, Lloyds TSB Bank PLC SPA),
             2.010% 06/01/21**                                                        20,000
     3,990   Plano, Texas Independent School District GO, Series 2004, (PSF-GTD,
             Citigroup Global Market Liquidity Facility),
             2.040% 02/15/18**#                                                        3,990
     4,080   San Antonio, Texas Airport System Revenue, Series 2001, AMT, (FSA
             Insured)
             5.500% 07/01/05                                                           4,155
     8,010   San Antonio, Texas Education Facility Corporation Revenue,
             (University of the Incarnate World Project) Series 2001, (Bank One
             Texas, N.A. LOC),
             2.090% 12/01/21**                                                         8,010
    23,915   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured, JP
             Morgan Chase Bank SBPA),
             1.970% 05/15/33**                                                        23,915
     2,000   Tarrant Regal Water District Texas Water Revenue Refunding, Series
             2002, (FSA Insured),
             4.000% 03/01/05                                                           2,009
     1,895   Texas Lower Colorado River Authority, Series 2003, (AMBAC Insured,
             Citigroup Global Market Liquidity Facility),
             2.040% 05/15/22**#                                                        1,895
    40,000   Texas Municipal Power Agency Revenue Floating Rate Trust Receipts,
             Series 2004, (FGIC Insured, Lehman Liquidity Company Liquidity
             Facility),
             1.890% 09/01/11#                                                         40,000
     7,000   Texas Public Finance Authority,
             1.820% 01/20/05                                                           7,000
     8,300   Texas State Department Housing and Community Affairs Single Family
             Revenue, Series 2004, AMT, (FSA Insured, GNMA Insured, FNMA Insured,
             FHLMC Insured, Depfa Bank PLC SBPA),
             2.050% 03/01/35**                                                         8,300
    18,000   Texas State Department Housing and Community Affairs Single Family
             Revenue, Series 2004, AMT, (Municipal Products Income GIC-CDC)
             1.950% 09/01/37                                                          18,000
     9,520   Texas State GO, College Student Loan, Series 2004, AMT, (SBPA
             Landesbank Hessen-Thueringen SBPA),
             1.850% 02/01/11**                                                         9,520
   135,000   Texas State Tax RAN, Series 2004,
             3.000% 08/31/05                                                         136,247
     7,120   Texas State Turnpike Authority Central Texas Turnpike System
             Revenue, Series 2004, (AMBAC Insured, Merrill Lynch Capital Services
             SBPA),
             2.110% 08/15/23**#                                                        7,120
     4,400   Texas State, Department of Housing & Community Affairs, Multi-Family
             Revenue, Series 2002, AMT, (Merrill Lynch Capital Services SBPA),
             2.120% 12/01/40**#                                                        4,400
    49,265   Texas State, GO, (Veterans Housing Assist Project) Series 2003, AMT,
             (VA Guarantee, Bayerische Landesbank Liquidity Facility)
             1.980% 06/01/34**                                                        49,265
    35,000   Texas State, Series 2004D, (Lehman Liquidity Company Liquidity
             Facility),
             1.980% 08/31/05**#                                                       35,000
     5,275   Travis County Texas Housing Finance Corporation Single Family
             Mortgage Revenue, Series 2001, (GNMA Collateral Insured, Merrill
             Lynch Capital Liquidity Facility),
             2.080% 09/01/18**                                                         5,275
     6,700   Travis County, Texas Housing Finance Corporation, Multi-Family
             Housing Revenue, (Rosemont at Old Manor Apartments Project) Series
             2004, AMT, (FNMA Insured, FNMA Liquidity Facility),
             2.030% 08/15/37**                                                         6,700
    14,000   University Of Texas System Board of Regents Revenue Financing,
             Series 2004 -A
             1.850% 03/09/05                                                          14,000
    10,275   University of Texas System Board of Regents Revenue Financing,
             Series 2004,(Universityof Texas Investment Management company
             (UTIMCO)

            Liquidity Facility),
            1.850% 02/08/05                                                          10,275
   15,000   University of Texas System Board of Regents Revenue Financing,
            Series 2004-A,
            1.850% 03/10/05                                                          15,000
   11,158   University of Texas System,
            1.820% 02/04/05                                                          11,158
    6,535   Wylie, Texas Independent School District GO, Series 2004, (PSF-GTD,
            Merrill Lynch Capital Services, SBPA),
            2.030% 08/15/08**#                                                        6,535
                                                                                    -------
                                                                                    893,337
                                                                                    -------

            UTAH - 4.0%
    5,325   Central Utah Water Conservancy District, Series 2004, AMBAC Insured,
            (Merrill Lych Captial Services Inc, SBPA),
            2.030% 04/01/22**#                                                        5,325
   26,750   Intermountain Power Agency, Utah Power Supply Revenue, Series 1985E,
            (Landesbank-Hessen Thuringen SBPA),
            1.430% 07/01/14**                                                        26,750
    1,300   Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT, (Bank
            One Arizona, N.A. LOC),
            2.150% 10/01/16**#                                                        1,300
    3,200   Murray City, Utah Industrial Development Authority Revenue, (Hunter
            Douglas Real Property Project) Series 1994, AMT, (ABN-AMRO Bank N.V.
            LOC),
            2.060% 09/01/14**#                                                        3,200
    3,730   Salt Lake City, Utah IDR, (Spring Air Project) Series 2003, AMT, (US
            Bank  N.A.),
            2.060% 07/01/23**                                                         3,730
    3,100   Tooele City, Utah IDR, (Encon Utah LLC Project) Series 2002A, AMT,
            (U.S. Bank N.A. LOC),
            2.100% 10/01/22**                                                         3,100
    5,900   Utah Associated Municipal Power Systems Revenue, (Capital
            Apprec-Ref-Hunter Project), Series 1992, AMBAC Insured,
            1.862% 07/01/05***                                                        5,846
   10,200   Utah Housing Corporation Single Family Mortgage Revenue, Series 2005
            I, (Bayerische Landesbank Liquidity Facilicity),
            2.350% 07/01/36**                                                        10,200
    8,790   Utah Housing Corporation, Single Family Mortgage Revenue, Series
            2002A-1, AMT, (Westdeutsche Landesbank Girozentrale LOC),
            2.050% 07/01/33**                                                         8,790
    9,095   Utah Housing Corporation, Single Family Mortgage Revenue, Series
            2002C-2, AMT, (Westdeutsche Landesbank Girozentrale SBPA),
            2.050% 07/01/33**                                                         9,095
   20,000   Utah State Board Regents Student Loan Revenue, Series 1993A, AMT,
            (GTD STD LNS, Lloyds Bank LOC),
            1.980% 11/01/23**                                                        20,000
   35,000   Utah State Board Regents Student Loan Revenue, Series 1995, AMT,
            (AMBAC Insured, GTD STD LNS, Lloyds TSB Bank plc SBPA),
            1.980% 11/01/25**                                                        35,000
   38,500   Utah State Board Regents Students Loan Revenue, Series 1996Q, AMT,
            (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee SBPA),
            1.980% 11/01/31**                                                        38,500
   26,355   Utah State Board Regents Students Loan Revenue, Series 1996R, AMT,
            (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee SBPA),
            1.980% 11/01/31**                                                        26,355
   12,400   Utah State Building Ownership Authority Lease Revenue, Series 1998
            B, (FSA Insured),
            2.063% 05/15/05***                                                       12,307
    9,995   Utah State, Housing Finance Agency, Single Family Mortgage Revenue,
            Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
            2.050% 07/01/31**                                                         9,995
    1,000   West Jordan, Utah IDR, (Vesper Corporation Project) Series 1994A,
            AMT, (PNC Bank LOC)
            2.130% 04/01/14**                                                         1,000
                                                                                    -------
                                                                                    220,493
                                                                                    -------

            VERMONT - 0.2%
   13,000   Vermont Industrial Development Authority Revenue, (Ryegate Wood
            Energy Company Project) Series 1990, AMT, (ABN AMRO Bank, N.V. LOC),
            2.070% 12/01/15**                                                        13,000
                                                                                    -------

            VIRGINIA - 0.7%
   11,730   Fairfax County, Virginia, Series 2004 - A (St Aid Withholding
            Insured),
            2.000% 04/01/05                                                          11,734
    4,500   Fredericksburg, Virginia Industrial Development Authority
            Multi-Family  Housing Revenue, (Forest Village Apartments Project)
            Series 2001A-1, AMT, (SunTrust Bank LOC),
            2.060% 01/01/33**                                                         4,500
    4,325   Madison County, Virginia Industrial Development Authority Revenue,
            (Madison Wood Preservers Project) Series 1998, AMT, (Wachovia Bank
            of North Carolina N.A. LOC),
            2.040% 06/01/13**#                                                        4,325
    9,250   Prince William County, Virginia IDR, (Dale Scott Corporation
            Project) Series 2001, AMT, (First Union National Bank LOC),
            2.040% 12/01/21**                                                         9,250
    4,790   Richmond, Virginia Industrial Development Authority Revenue (
            Facilities-Church Schools) Series 2001,(Suntrust Bank LOC),
            2.160% 12/01/31**                                                         4,790
    4,000   Westmoreland County, Virginia Industrial Development Authority,
            Economic Development Revenue, (Second Development LLC Project)
            Series 2003, AMT, (Wells Fargo Bank N.A. LOC),
            2.090% 08/01/19**                                                         4,000
                                                                                    -------
                                                                                     38,599
                                                                                    -------

            WASHINGTON - 2.1%
    4,190   Central, Washington University System Revenue, Series 2004, (FGIC
            Insured, Citigroup Global Market Liquidity Facility),
            2.040% 05/01/21**#                                                        4,190
    2,250   Clark County, Washington Public Utilities District Number 001
            Generating System Revenue, Series 1995, (FGIC Insured),
            6.000% 01/01/05                                                           2,250
    3,370   King County, Washington Housing Authority Revenue, (Auburn Court
            Apartments Project) Series 1997, AMT, (US Bank N.A. LOC),
            2.030% 12/01/27**                                                         3,370
    5,610   King County, Washington Sewer Revenue, Series 2003, (FGIC Insured,
            Citigroup Global Market Liquidity Facility),
            2.040% 01/01/20**#                                                        5,610
    6,260   King County,Washington Director Association, Series 2004-5
            1.848% 02/17/05***                                                        6,245
    1,100   Klickitat County, Washington Public Corporation, (Mercer Ranches
            Project) Series 1996, AMT, (U.S. Bank N.A. LOC),
            2.100% 12/15/10**                                                         1,100
    2,000   Pierce County, Washington Economic Development, (McFarland Cascade
            Project) Series 1996, AMT, (U.S. Bank N.A. LOC),
            2.100% 12/01/17**                                                         2,000
    4,320   Port of Seattle, Washington Revenue, Series 2003, AMT, (MBIA
            Insured, Merrill Lynch Capital Services SBPA),
            1.660% 07/01/11**@@                                                       4,320
    3,775   Port Of Seattle, Washington, Series 2004A-2, (Bayerische Landesbank
            NY Guarantee),
            1.850% 03/09/05                                                           3,775
   11,250   Seattle, Washington Housing Authority Revenue, (Rainier Vista
            Project Phase I) Series 2003, AMT, (Key Bank N.A. LOC),
            2.050% 12/01/36**                                                        11,250
    2,490   Seattle, Washington Housing Authority, Lower Income Housing
            Assistance Revenue, (Bayview Manor Project) Series 1994B, (U.S. Bank
            of Washington LOC),
            2.050% 05/01/19**                                                         2,490
    6,085   Tacoma, Washington Convention Center and Parking Revenue, Series
            2004, (MBIA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 12/01/24**#                                                        6,085
    5,145   Washington State GO, Series 2003, (FSA Insured, Citigroup Global
            Market

            Liquidity Facility),
            2.040% 07/01/19**#                                                       5,145
    7,500   Washington State GO, Series 2003, (MBIA Insured,
            Merrill Lynch Capital Services SBPA),
            2.030% 01/01/10**#                                                       7,500
    2,075   Washington State Health Care Facility Authority Revenue,
            (Sisters of Providence Project) Series 1995, AMT,  (AMBAC Insured),
            2.100% 12/01/15**                                                        2,075
   13,600   Washington State Housing Finance Commission, Multi-Family Housing
            Revenue, (Mallard Lakes Apartments Project) Series 2002A, AMT, (PNC
            Bank N.A.),
            2.200% 05/15/35**                                                       13,600
    8,300   Washington State Housing Finance Commission, Multi-Family Mortgage
            Revenue, (Inglenook Court Project) Series 1995, AMT,
            2.030% 07/01/25**                                                        8,300
    6,535   Washington State Housing Finance Commission, Non-Profit Housing
            Revenue, (Franke Tobey Jones Project) Series 2003, (Wells Fargo Bank
            N.A. LOC),
            2.100% 09/01/33**                                                        6,535
    5,240   Washington State Housing Finance Community Multi-Family Housing
            Revenue, (Pacific Crest Apartments Project) Series 1995, AMT,
            (Bank of America LOC),
            2.120% 04/01/34**#                                                       5,240
    1,350   Washington State Housing Finance Community Multi-Family Revenue,
            (Pacific Inn Apartments Project) Series 1996A, AMT,
            (U.S. Bank N.A. LOC),
            2.100% 05/01/28**                                                        1,350
    2,885   Washington State Housing Finance Community Multi-Family Revenue,
            (Rosemont Apartments Project) Series 2003A, AMT, (Umpqua Bank LOC,
            Bank of the West LOC),
            2.160% 10/01/36**                                                        2,885
    2,000   Washington State Housing Finance Community Multi-Family Revenue,
            (Sherwood Springs Apartments Project) Series 1997A, AMT,
            (U.S. Bank N.A.LOC),
            2.100% 09/01/27**                                                        2,000
    6,000   Washington State Public Power Supply System Nuclear Project Number 3
            Revenue, Series 1990, (MBIA-IBC Insured),
            1.644% 07/01/05***                                                       5,951
                                                                                   -------
                                                                                   113,266
                                                                                   -------

            WEST VIRGINIA - 0.5%
    7,435   Beckley, West Virginia Revenue Refunding, (Beckley Water Company
            Project) Series 2003, AMT, (Bank One West Virginia LOC),
            2.150% 10/01/16**#                                                       7,435
    1,300   Marion County, West Virginia County Commission Solid Waste Disposal
            Facility Revenue, (Grantown Project) Series 1990C, AMT, (National
            Westminster LOC),
            2.000% 10/01/17**                                                        1,300
    1,000   Mercer County, West Virginia IDR Refunding, (Noland Company Project)
            Series 1989, (First Union National Bank LOC),
            2.240% 05/01/06**#                                                       1,000
    7,055   Pleasants County, West Virginia County Commission IDR, (Simex, Inc.
            Building Project) Series 1999, AMT, (PNC Bank, N.A. LOC),
            2.130% 12/01/19**#                                                       7,055
    5,000   Putnam County, West Virginia Solid Waste Disposal Revenue, (Toyota
            Motor Manufacture Project) Series 2000A, AMT,
            2.020% 04/01/30**                                                        5,000
    2,555   West Virginia Public Energy Authority Revenue, (Morgantown Energy
            Project) Series 1998, AMT, (FSA Insured, BNP Paribas SBPA),
            2.090% 01/01/05**#                                                       2,555
    2,350   West Virginia State University Revenues, Series 2004, (FGIC Insured,
            Citigroup Global Market Liquidity Facility),
            2.040% 10/01/24**#                                                       2,350
                                                                                   -------
                                                                                    26,695
                                                                                   -------

            WISCONSIN - 2.4%
    3,135   Marathon City, Wisconsin Redevelopment Authority IDR, (Maratech
            Calvin Frost Project) Series 2003, AMT, (Fifth Third Bank LOC),
            2.080% 10/01/35**                                                        3,135

    2,940   Menomonee Falls, Wisconsin Industrial Development Authority IDR,
            (Jema, LLC Project) Series 1994, AMT,
            (Bank One Milwaukee, N.A. LOC),
            2.150% 09/01/14**#                                                         2,940
    1,500   Oconomowoc Wisconsin community Development Authority Multifamily
            Revenue, Series 2004, (Lasalle Bank N.A. LOC),
            2.140% 12/01/44**                                                          1,500
    1,300   Oconto, Wisconsin,  IDR, (Unlimited Services of Wisconsin Project)
            Series 2000, AMT, (U.S. Bank N.A. LOC),
            2.200% 11/01/12**#                                                         1,300
      800   Park Falls, Wisconsin IDR, (Weather Shield Project) Series 2000,
            AMT, (Bank One Wisconsin LOC),
            2.150% 08/01/20**#                                                           800
      800   Pewaukee, Wisconsin IDR, (Gunner Press & Finishing Project) Series
            2000, AMT, (Bank One Wisconsin LOC),
            2.150% 09/01/20**#                                                           800
    2,950   Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project)
            Series 1995, AMT, (American National Bank & Trust Company LOC),
            2.030% 02/01/22**                                                          2,950
    2,000   Saukville Village, Wisconsin Community Development Authority, IDR,
            (Calibre Inc. Project) Series 2004, AMT, (US Bank N.A. LOC),
            2.190% 09/01/29**                                                          2,000
    3,400   Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series 2002,
            AMT, (American National Bank & Trust LOC),
            2.280% 08/01/12**#                                                         3,400
    9,700   West Allis, Wisconsin Revenue (State Fair Park Exposition
            Center Project) Series 2001, (First Star Bank, N.A. LOC),
            2.030% 08/01/28**                                                          9,700
    3,500   Whitewater, Wisconsin IDR, (Husco Internatinal Incorporate Project)
            Series 1997, AMT, (LaSalle Bank N.A.)
            2.080% 12/01/12**                                                          3,500
   18,000   Winconsin, Housing & Economic Development  Authority Home Ownership
            Revenue, Series 2004E, AMT,  (LLOYDS TSB BANK PLC, SBPA),
            2.000% 09/01/35**                                                         18,000
   18,000   Wisconsin Housing & Economic Development Authority, Home Ownership
            Revenue, Series 2004A, AMT, (GO of Authority, Westdeutsche
            Landesbank AG SPA),
            2.000% 03/01/35**                                                         18,000
   10,000   Wisconsin Housing and Economic Development Authority Home
            Ownership Revenue, Series 2004A, AMT, (GO of Authority, Westdeutsche
            Landesbank AG SBPA),
            2.000% 09/01/28**                                                         10,000
   10,000   Wisconsin Housing and Economic Development Authority Home
            Ownership Revenue, Series 2004A, AMT, (GO of Authority, Westdeutsche
            Landesbank SBPA),
            2.000% 09/01/22**                                                         10,000
    3,790   Wisconsin Housing and Economic Development Authority, Housing
            Revenue, Series 2000A, AMT, (MBIA Insured, FHLB LOC),
            2.000% 05/01/32**                                                          3,790
   12,000   Wisconsin School Districts Cash Flow Management Program,
            Certificates of Participation, Series 2004A-1, (US Bank N.A. LOC),
            3.000% 09/20/05                                                           12,112
    3,475   Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch Capital
            Services SPA),
            2.030% 05/01/10**#                                                         3,475
    5,000   Wisconsin State Health & Educational Facilities Authority Revenue,
            Series 2003, (MBIA Insured),
            2.030% 08/15/23**#                                                         5,000
   17,160   Wisconsin State, Health & Educational Facilities Authority Revenue,
            Series 2003, (MBIA Insured),
            2.150% 08/15/19**@@                                                       17,160
                                                                                   ---------
                                                                                     129,562
                                                                                   ---------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $5,775,180)                                                   5,775,180
                                                                                   ---------

            TOTAL INVESTMENTS

   (Cost $5,775,180*)                                         106.0%    5,775,180
                                                                       ----------

OTHER ASSETS AND LIABILITIES (NET)                            (6.0)%    (325,011)
                                                                       ----------

NET ASSETS                                                    100.0%   $5,450,169
                                                                       ==========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

*    Cost for federal income tax purposes is $5,775,180.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at December 31, 2004. These securities are subject to demand features of either one, seven or thirty days.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

+    Amount represents less than 0.1%.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS NEW YORK TAX EXEMPT RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                            VALUE
  (000)                                                                             (000)
---------                                                                          ------
            MUNICIPAL BONDS AND NOTES - 101.4%
            NEW YORK - 99.0%
   $4,065   Albany, New York Industrial Development Agency Civic Facility
            Revenue, (Daughters of Sarah Housing Project) Series 2001A, (Troy
            Savings Bank LOC, Keybank N.A. LOC),
            2.000% 03/01/31**                                                      $4,065
      100   Buffalo, Fort Erie, New York, Public Bridge Authority Toll Bridge
            Systems Revenue, Series 1995, (MBIA Insured),
            6.000% 01/01/05                                                           100
    3,000   East Farmingdale Volunteer Fire Company Income New York Revenue,
            (Volunteer Fire Department Project), Series 2002, (Citibank N.A.
            LOC),
            1.990% 11/01/22**                                                       3,000
      820   Erie County, New York Industrial Development Agency Civic Facilities
            Revenue, (DePaul Community Facilities, Inc. Project) Series 1996,
            (Key Bank of New York, N.A. LOC),
            2.070% 11/01/16** #                                                       820
    3,000   Erie County, New York, Series 2004, (Citigroup Global Markets LOC),
            3.000% 07/13/05                                                         3,016
      200   Forest City, New Rochelle, New York, Revenue Certificate, Series
            2003, (JP Morgan Chase Bank LOC),
            2.030% 06/01/11**#                                                        200
      185   Great Neck North Water Authority, New York, Water System Revenue,
            Series 1993 - A, (FGIC Insured, State Street Bank and Trust Company
            SBPA),
            2.200% 01/01/20**                                                         185
    1,015   Hempstead Town, New York GO, Series 2004, (MBIA Insured),
            3.000% 02/01/05                                                         1,017
    1,800   Hempstead, New York Industrial Development Agency, IDR Refunding,
            (Trigen-Nassau Energy Corporation Project) Series 1998, AMT,
            (Societe Generale LOC),
            2.010% 09/15/15**                                                       1,800
      900   Jay Street Development Corporation New York, Certificate Facility
            Lease Revenue, Series 2003, (DEPFA Bank PLC LOC),
            1.980% 05/01/22**                                                         900
    1,000   Jay Street Development Corporation New York, Certificate Facility
            Lease Revenue, Series 2003A-3, (DEPFA Bank LOC),
            1.960% 05/01/22**                                                       1,000
      700   Jay Street Development Corporation New York, Cetificate Facility
            Lease Revenue (Jay Street New York City Project) Series 2001 A-3,
            (Toronto Dominion Bank LOC),
            1.960% 05/01/21**                                                         700
      500   Jay Street Development Corporation New York,Certificate Facility
            Lease Revenue, Series 2003, (DEPFA Bank LOC),
            1.960% 05/01/22**                                                         500
    3,500   Liberty NY Development Corp, (Greenwich LLC),Series 2004, (Wells
            Fargo Bank N.A. LOC)
            1.980% 12/01/39**                                                       3,500
      910   Long Island Power Authority New York Electric System Revenue, Series
            1998, (State Street B&T Company LOC),
            2.200% 05/01/33**                                                         910
    1,100   Long Island, New York Power Authority, Electric Systems Revenue,
            Series 1998-2A, (Westdeutsche Landesbank Girozentrale LOC, State
            Street Bank & Trust Company LOC),
            1.950% 05/01/33**                                                       1,100
    2,700   Long Island, New York Power Authority, Electric Systems Revenue,

            Series 1998-3B, (Westdeutsche Landesbank LOC),
            2.170% 05/01/33**                                                       2,700
      160   Manhasset, New York Unified Free School District GO, Series 2004,
            (FGIC Insured, State Aid Withholding),
            3.250% 09/15/05                                                           162
    1,500   Metropolitan Transitional Authority New York Revenue, Series 2002,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            1.150% 05/15/10**@@                                                     1,498
    1,100   Metropolitan Transitional Authority New York Revenue, Series 2003,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            2.020% 11/15/10**#                                                      1,100
      150   Middletown N Y City School District, Series 2002, (FSA ST AID
            WITHHLDG Insured).
            2.500% 11/01/05                                                           150
    2,670   Monroe County, New York Industrial Development Agency, Civic
            Facilities Revenue, (Hillside Childrens Center Project) Series 1998,
            (Key Bank, N.A. LOC),
            2.070% 08/01/18**#                                                      2,670
      400   Monroe County, New York Industrial Development Agency, Civic
            Facilities Revenue, (St. Ann's Home For Aged Project) Series 2000,
            (HSBC Bank USA LOC),
            1.990% 07/01/30**                                                         400
    2,400   Monroe County, New York Industrial Development Agency, Civic
            Facilities Revenue, (St. Anns Home Company Project) Series 2000,
            (HSBC Bank USA LOC),
            1.990% 07/01/30**                                                       2,400
    3,500   Nassau County, New York Interim Finance Authority, (Sales Tax
            Secondary Project) Series 2002B, (FSA Insured, Paribas BNP-SBPA),
            1.950% 11/15/22**                                                       3,500
    1,600   New York City Municipal Water, Series 2004,
            1.850% 03/03/05                                                         1,600
    1,300   New York City, New York Municipal Water Finance Authority, Water and
            Sewer Systems Revenue, Series 1995A, (FGIC Insured, FGIC-SPI-SPA),
            2.170% 06/15/25**                                                       1,300
    1,600   New York City, New York Transitional Finance Authority Revenue,
            Series 1998A, (Credit Local De France, Morgan Guaranty Trust Company
            of New York, Bank of Nova Scotia SBPA)
            1.950% 11/15/27**                                                       1,600
    1,500   New York Metropolitan Transitional Authority Revenue, Series 2003,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            1.630% 11/15/10**@@                                                     1,500
      300   New York State  Dormitory Authority Revenue, Series 1998, (MSRB
            Insured),
            4.250% 07/01/05                                                           303
    1,500   New York State Dormitory Authority Revenue, (Mental Health
            Services), Series 2003D-2A, (MBIA Insured, JP Morgan Chase Bank
            SBPA),
            1.980% 02/15/31**                                                       1,500
       50   New York State Dormitory Authority Revenue Insured, (Barnard College
            Project) Series 1996, (AMBAC Insured),
            5.000% 07/01/05                                                            51
      500   New York State Dormitory Authority, Series 2004, (MBIA Insured).
            3.000% 07/01/05                                                           502
    2,400   New York State Environment Facility, Series 2004 92-A
            2.030% 01/04/05                                                         2,400
    1,700   New York State GO, Series 2000B, (Dexia Credit Local de France LOC),
            1.580% 03/15/30                                                         1,700
    1,400   New York State Housing Finance Agency Revenue, (North End Avenue
            Housing Project) Series 2004A, (Landesbank Hessen-Thuringen LOC),
            1.980% 11/01/37**                                                       1,400
      450   New York State Housing Finance Agency Revenue, (South Cove Plaza
            Project), Series 1999A, AMT,
            (FHLMC LOC),
            2.050% 11/01/30**                                                         450
      800   New York State Housing Finance Agency Revenue, Series 2002-A, AMT,
            (Keybank N.A. LOC),
            2.030% 11/01/35**                                                         800
    3,000   New York State Housing Finance Agency, Housing 101 West End

            (Remarketed - 5/1/02), Series 1999, AMT, (Fannie Mae Liquidity
            Facility),
            1.990% 05/15/31**                                                       3,000
    2,000   New York State Local Assistance Corporation Revenue, Series 1993,
            (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank
            Girozentrale LOC),
            1.930% 04/01/22**                                                       2,000
    1,700   New York State Local Assistance Corporation Revenue, Series 1994B,
            (Westdeutsche Landesbank LOC),
            1.920% 04/01/23**                                                       1,700
    2,500   New York State Local Government Assistance Corporation Revenue,
            Series 1995B, (Societe Generale LOC),
            1.950% 04/01/25**                                                       2,500
    2,700   New York State Local Government Assistance Corporation Revenue,
            Series 1995G, (Bank of Nova Scotia LOC),
            1.930% 04/01/25**                                                       2,700
      500   New York State Local Government Assistance Corporation, Series
            1998A, (FGIC Insured, GO of Corporation),
            4.250% 04/01/05                                                           504
    1,000   New York State Power Authority Revenue GO, General Purposed, Series
            1985,  (Dexia Credit Local Liquidity Facility),
            1.350% 03/01/07                                                         1,000
    2,000   New York State Power Authority, Series 2004-1.
            1.740% 02/11/05                                                         2,000
    2,200   New York State Power Authority, Series 2004-1. (JP Morgan Chase Bank
            Guarantee),
            1.800% 02/07/05                                                         2,200
    2,000   New York State Power Authority, Series 2004-2. (JP Morgan Chase Bank
            Guarantee.)
            1.720% 02/10/05                                                         2,000
    2,100   New York State Thruway Authority Generating Revenue, Series 2004A,
            2.250% 10/06/05                                                         2,106
      500   New York State Tollway Authority Highway and Bridge Funding, Series
            2002-B, (MBIA Insured),
            6.000% 04/01/05                                                           506
      160   New York State Tollway Authority Highway and Bridge Traffic Fund,
            Series 2000A, (FSA Insured),
            4.900% 04/01/05                                                           161
    1,650   New York State Tollway Authority Second General Highway and Bridge
            Trust Fund, Series 2004, (AMBAC Insured, Merrill Lynch Capital
            Services SBPA),
            2.010% 04/01/12**#                                                      1,650
      100   New York State Urban Development Corporation Revenue Refunding,
            Series 1994, (AMBAC-TCRS Insured),
            5.300% 01/01/05                                                           100
      500   New York State, Housing Finance Agency Revenue, (Chelsea Apartments
            Project) Series 2003A, AMT, (FNMA Liquidity Facility),
            2.050% 11/15/36**                                                         500
      350   New York Triborough Bridge & Tunnel Authority Revenue, Series 2001B,
            (AMBAC Insured, State Street Bank & Trust Company SBPA),
            1.950% 01/01/32**                                                         350
    1,500   New York Triborough Bridge Tunnel Authority Revenue Refunding,
            Series 2002C, (AMBAC Insured, Westdeutsche Landesbank Liquidity
            Facility),
            1.950% 01/01/33**                                                       1,500
    2,700   New York, New York City Housing Development Corporate Multi-Family
            Revenue, (Manhattan Court Development Project), Series 2004A, AMT,
            (CitiBank N.A. LOC),
            2.020% 06/01/36**                                                       2,700
      800   New York, New York City Housing Development Corporation Multi-Family
            Rent Housing Revenue, (Brittany Development Project) Series 1999,
            AMT, (FNMA Collateral Agreement),
            2.000% 06/15/29**                                                         800
      150   New York, New York City Housing Development Corporation,
            Multi-Family Rent Housing Revenue, Series 2001A, AMT.
            1.990% 11/15/31**                                                         150
    1,200   New York, New York City Housing Development Corporation,
            Multi-Family Revenue, (Atlantic Court Apartments Project) Series
            2003A, AMT, (HSBC

            Bank U.S.A. Loc),
            1.990% 12/01/36**                                                      1,200
    1,200   New York, New York City Housing Development Corporation,
            Multi-Family Revenue, Series 2003, (HSBC Bank USA LOC),
            1.960% 12/01/36**                                                      1,200
    1,600   New York, New York City Industrial Development Agency Civic Facility
            Revenue, (Jamaica First Parking LLC Project) Series 2004, (JP Morgan
            Chase Bank LOC),
            2.010% 03/01/34**                                                      1,600
    3,600   New York, New York City Municipal Water Finance Authority, Water and
            Sewer Revenue, Series 2003F-2, (Bayerische Landesbank SBPA),
            2.180% 06/15/35**                                                      3,600
    1,300   New York, New York City Transitional Finance Authority Revenue,
            Series 1998 A-1, (Commerzbank SBPA),
            2.000% 11/15/28**                                                      1,300
      800   New York, New York City Transitional Finance Authority, Series
            2002-1A, (Landesbank Hessen Thueringen Liquidity Facility),
            1.950% 11/01/22**                                                        800
      995   New York, New York City Transitional Finance Authority, Series 2003,
            (Citigroup Global Market Liquidity Facility),
            2.010% 08/01/20**#                                                       995
    1,900   New York, New York City Transitional Finance Authority, Series 2003,
            (MBIA-IBC Insured, Lloyds TSB Bank PLC SBPA),
            1.670% 11/01/08**@@                                                    1,900
      400   New York, New York City Transitional Finance Authority, Subseries
            2002C, (New York SBPA),
            1.980% 11/01/22**                                                        400
      400   New York, New York City Trust Cultural Resources revenue, Pierpont
            Morgan Library, Series 2004, (JP Morgan Chase Bank LOC),
            1.980% 02/01/34**                                                        400
      175   New York, New York GO Prerefunded, Series 1995F,
            6.625% 02/15/25                                                          178
      300   New York, New York GO, Series 1994,
            1.950% 08/15/24**                                                        300
    1,815   New York, New York GO, Series 2003A, (Bank of Nova Scotia LOC),
            1.950% 08/01/31**                                                      1,815
    3,100   New York, New York GO, Series 2004C-3, (CIFG Insured, Depfa Bank
            PLC SBPA),
            1.970% 08/15/29**                                                      3,100
      125   Norwich, New York City School District GO, Series 2000,
            (FSA Insured, State Aid Withholding),
            4.625% 06/15/05                                                          127
      965   Oneida County, New York Industrial Development Agency Revenue,
            (Hamilton College Civic Facility Project) Series 2002,
            (MBIA Insured,  Bank of New York SBPA),
            2.000% 09/15/32**                                                        965
      985   Orange County, New York Industrial Development Agency, Life Care
            Community Revenue, (The Glen Arden Incorporated Project)
            Series 1994,
            8.875% 01/01/25                                           1,004
      700   Port Authority New York and New Jersey, Series 2004,  AMT, (FGIC
            Insured, GO of Authority, Merrill Lynch Capital Services SBPA),
            2.010% 05/15/10**#                                                       700
    1,235   Port Authority New York and New Jersey, Series 2004, (MBIA Insured,
            Merrill Lynch Capital Services SBPA),
            2.040% 11/01/16**#                                                     1,235
    1,000   Sales Tax Asset Receivable Corporation, New York, Series 2004
            PT-2414, (MBIA Insured),
            2.010% 10/15/29**                                                      1,000
    3,900   Syracuse, New York Industrial Development Agency, IDR, (Byrne Dairy
            Income Facility Project) Series 1988, AMT, (Chase Manhattan Bank
            LOC),
            2.080% 08/01/08**#                                                     3,900
    1,500   Syracuse, New York RAN, Series 2004D, (Bank of New York LOC),
            2.750% 06/30/05                                                        1,508
      710   Tompkins County, New York Industrial Development agency Revenue,
            Series 2000, (Wachovia Bank N.A. LOC),

            1.970% 06/01/25**                                                           710
    1,000   Triborough Bridge and Tunnel Authority, New York Revenue Refunding,
            Series 2001C, (AMBAC Insured),
            1.950% 01/01/32**                                                         1,000
    1,650   Triborough Bridge and Tunnel Authority, New York Special Obligation,
            Series 2000A, (FSA Insured),
            1.950% 01/01/31**                                                         1,650
       70   Westchester County, New York Industrial Development Agency Civic
            Facility Revenue, (Westchester Jewish Project) Series 1998, (Chase
            Manhattan Bank LOC),
            2.040% 10/01/28**#                                                           70
                                                                                   --------
                                                                                    115,283
                                                                                   --------

            PUERTO RICO - 2.4%
    1,500   Puerto Rico Commonwealth GO, Series 2001, (FSA Insured, Bank of New
            York Liquidity Facility),
            2.000% 07/01/27**#                                                        1,500
      870   Puerto Rico Commonwealth Highway and Transportation Authority
            Revenue, Series 1999, (AMBAC Insured, Merrill Lynch Liquidity
            Facility),
            1.990% 01/01/19**#                                                          870
      400   Puerto Rico Electric Power Authority Power Revenue Refunding, Series
            1995W, (MBIA Insured),
            6.500% 07/01/05                                                             410
                                                                                   --------
                                                                                      2,780
                                                                                   --------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $118,063)                                                      118,063
                                                                                   --------

            TOTAL INVESTMENTS
               (Cost $118,063*)                                            101.4%   118,063
                                                                                   --------

            OTHER ASSETS AND LIABILITIES (NET)                              (1.4)%   (1,660)
                                                                                   --------

            NET ASSETS                                                     100.0%  $116,403
                                                                                   ========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

*    Cost for federal income tax purposes is $118,063.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at December 31, 2004. These securities are subject to demand features of either one, seven or thirty days.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS TAX EXEMPT RESERVES
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                          VALUE
  AMOUNT                                                                                           (000)
  (000)
---------                                                                                        --------
            MUNICIPAL BONDS AND NOTES - 106.9%
            ALABAMA - 2.0%
   $8,470   ASMS Mobile, Alabama Public Educational Building Authority Revenue,
            (Alabama High School Math and Science Foundation Project) Series
            1997, (AmSouth Bank of Alabama N.A. LOC),
            2.060% 07/01/22**                                                                     $ 8,470
   17,510   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
            Advancement Foundation Project) Series 2000A, (Columbus Bank & Trust
            LOC),
            2.350% 09/01/30**                                                                      17,510
    7,450   Birmingham, Alabama Medical Clinic Board Revenue, (University of
            Alabama Health Services Foundation Project) Series 2001A, (Columbus
            Bank and Trust LOC),
            2.140% 03/01/31**#                                                                      7,450
    2,065   Foley, Alabama Public Park and Recreation Board Revenue, (YMCA
            Project) Series 2002,
            2.040% 10/01/22**                                                                       2,065
    3,577   Gardendale, Alabama Multi-Family Housing Revenue Refunding, (Ascot
            Place Apartments Project) Series 2002A, (FHLMC Liquidity Facility),
            1.990% 10/01/32**                                                                       3,577
    1,584   Gardendale, Alabama Multi-Family Housing Revenue Refunding, (Meadow
            Wood Apartments Project) Series 2002C, (FHLMC Liquidity Facility),
            1.990% 10/01/32**                                                                       1,584
    6,000   Tuscaloosa County, Alabama Education Board, Special Tax Anticipation
            Warrants, Series 2003, (Regions Bank LOC),
            2.020% 02/01/16**                                                                       6,000
    4,900   University, South Alabama, University Revenue, Series 2004, (FGIC
            Insured, JP Morgan Chase Bank Liquidity Facility),
            2.030% 03/15/12**#                                                                      4,900
    1,800   Vestavia Hills, Alabama, Series 2004B, (Southtrust Bank N.A. SBPA),
            2.050% 02/01/24**                                                                       1,800
                                                                                                   ------
                                                                                                   53,356
                                                                                                   ------

            ALASKA - 0.6%
    9,995   Alaska State Housing Finance Corporation Housing Revenue, Series
            1998 PA-332, (MBIA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 12/01/19**#                                                                      9,995
    1,530   Alaska Student Loan Corporation Capital Project Revenue Capital,
            Series 2004, (MBIA Insured),
            2.000% 01/01/05                                                                         1,530
    5,880   Scottsboro, Alaska Solid Waste Disposal Authority Revenue, Series
            2003, (Regions Bank LOC),
            2.020% 11/01/18**                                                                       5,880
                                                                                                   ------
                                                                                                   17,405
                                                                                                   ------

            ARIZONA - 1.4%
    5,995   Arizona Health Facilities Authority Revenue, (Blood Systems Project)
            Series 1995, (Bank One, N.A. LOC),
            2.150% 09/01/15**#                                                                      5,995
   20,000   Arizona School District Financing Program Certificate Partnership
            TAN, Series 2004,
            3.000% 07/30/05                                                                        20,176
    3,230   Arizona Tourism and Sports Authority Tax Revenue, Series 2004,
            (MBIA Insured, Citigroup Global Market Liquidity Facility),
            2.040% 07/01/21**#                                                                      3,230
    8,000   Phoenix Civic Improvement Corporation, Series 2004, (Dexia Public

            Finance, LOC),
            1.470% 05/05/05                                                                        8,000
                                                                                                 -------
                                                                                                  37,401
                                                                                                 -------

            CALIFORNIA - 5.8%
   11,190   ABN AMRO Munitops Certificates Trust, Series 2004, (FSA Insured, State
            Aid Withholding, ABN AMRO Bank N.V. SBPA),
            2.050% 01/15/12**#                                                                    11,190
    4,020   Alvord, California United School District GO, Series 2004, (MBIA Insured,
            BNP Paribas SBPA),
            2.010% 02/01/24**#                                                                     4,020
   13,740   California State Department of Water Resources, Power Supply Revenue,
             Series 2002B-1, (Bank of New York LOC, California State Teachers
            Retirement LOC),
            2.200% 05/01/22**                                                                     13,740
   14,024   Los Angeles California Metropolitan Transportation, Series 2005,
            1.850% 02/08/05                                                                       14,024
   30,000   Los Angeles California, Series 2004,
            6.000% 06/30/05                                                                       30,589
   25,000   Los Angeles County, California Taxes and Revenue Antic, Series
            2004A,
            3.000% 06/30/05                                                                       25,155
   25,000   Los Angeles, California TRAN, Series 2004,
            3.000% 06/30/05                                                                       25,157
   10,000   Los Angeles, California TRAN, Series 2004,
            3.500% 06/30/05                                                                       10,097
    3,100   Metropolitan Water District of Southern California Waterworks Revenue,
            Series 2000B-1, (Westdeutsche Landesbank SBPA)
            2.150% 07/01/35**                                                                      3,100
   20,000   Metropolitan Water District of Southern California Waterworks Revenue,
            Series 2003C-3, (Dexia Credit Local SBPA),
            1.660% 07/01/30**                                                                     20,000
                                                                                                 -------
                                                                                                 157,072
                                                                                                 -------

            COLORADO - 6.3%
   40,000   Arapahoe County Colorado Capital Improvement Trust Highway Revenue,
            Series 1986 E-470, (Collateralized by U.S. Treasury Obligation,
            Collateralized by U.S. Treasury Strips)
            7.000% 08/31/26                                                                       42,495
    2,900   Arapahoe County, Colorado Capital Improvement Trust Fund Highway
            Revenue, Series 1986,
            1.863% 08/31/10***                                                                     2,047
    2,000   Arapahoe County, Colorado Capital Improvement Trust, Federal Highway
            Revenue, Series 1986,
            1.639% 08/31/07***                                                                     1,766
    1,900   Arapahoe County, Colorado Capital Improvement Trust, Federal Highway
            Revenue, Series 1986,
            1.658% 08/31/11***                                                                     1,244
   11,725   Arapahoe County, Colorado Capital Improvement Trust, Federal Highway
            Revenue, Series 1986,
            1.523% 08/31/15***                                                                     5,643
    5,795   Arapahoe County, Colorado GO School District Number 006, Series 2003,
            (FGIC Insured, Merrill Lynch Capital Services SBPA),
            2.030% 12/01/10**#                                                                     5,795
    3,230   Colorado Department Transit Revenue, Series 2003, (AMBAC Insured,
            CitiGroup Global Market Liquidity Facility),
            2.040% 12/15/16**#                                                                     3,230
   42,075   Denver, Colorado City and County Certificates of Participation, Series
            2003, (AMBAC Insured, Dexia Credit Local SBPA),
            2.000% 12/01/29**                                                                     42,075
    5,655   Douglas County, Colorado School District Number 1, Series 2001, Putable
            Receipts - 163, (MBIA Insured, Morgan Guaranty SBPA),
            2.030% 06/15/09**#                                                                     5,655
   22,600   Jefferson County, Colorado School District No. R-001 TAN, Series
            2004A,
            3.000% 06/30/05                                                                       22,758
   36,410   Moffat County, Colorado PCR, (Tri-State Colorado - Utah Electric
            Cooperative Project) Series 1984, (AMBAC Insured, Societe Generale

            SBPA),
            1.950% 07/01/10**                                                                     36,410
    3,800   Pitkin County, Colorado Industrial Development Authority Revenue
            Refunding, (Aspen Skiing Project) Series 1994A, (First National Bank of
            Chicago LOC),
            2.200% 04/01/16**                                                                      3,800
                                                                                                 -------
                                                                                                 172,918
                                                                                                 -------

            CONNECTICUT - 0.4%
   10,900   Connecticut Health and Education, Series 2004,
            1.720% 02/11/05                                                                       10,900
                                                                                                 -------

            DELAWARE - 0.2%
    4,385   Kent County, Delaware Revenue, (Charter School Incorporated Project)
            Series 2002, (Wachovia Bank N.A. LOC),
            2.040% 11/01/22**                                                                      4,385
                                                                                                 -------

            DISTRICT OF COLUMBIA - 0.4%
    2,000   District of Columbia GO, Series 1993, (FSA-CR Insured),
            5.875% 06/01/05                                                                        2,035
    8,495   District of Columbia Revenue Refunding, Series 2003, (Suntrust Bank
            LOC),
            2.000% 10/01/30**                                                                      8,495
                                                                                                 -------
                                                                                                  10,530
                                                                                                 -------

            FLORIDA - 5.4%
    3,900   Alachua County, Florida Health Facilities Authority, (Meridian Behavioral
            Income Project) Series 2003, (Wachovia Bank N.A. LOC),
            1.790% 07/01/18**                                                                      3,900
    8,500   Dade County, Florida Special Revenue, (Youth Fair and Exposition
            Project) Series 1995, (SunTrust Bank of Central Florida
            LOC),
            2.000% 08/01/15**                                                                      8,500
   14,475   Florida Housing Finance Corporation Revenue, Series 2000 - PT 471,
            (Collateralized by FHLMC, Merrill Lynch Capital Services SBPA),
            2.020% 10/01/32**#                                                                    14,475
   14,100   Florida State Board of Education Lottery Revenue, Series 2003, (MBIA
            Insured, Merrill Lynch Capital Services SBPA, Merrill Lynch and Company
            GTY-AGMT),
            2.020% 07/01/11**#                                                                    14,100
    8,400   Miami, Florida Health Facilities Authority Health Facilities Revenue, (Miami
             Jewish Home and Hospital Project) Series 1996, (SunTrust Bank Miami
            LOC),
            2.000% 12/01/16**#                                                                     8,400
    2,160   Miami-Dade County, Florida Educational Facilities Authority Revenue,
            Series 2004, (AMBAC Insured, Merrill Lynch Capital Services SBPA, Merrill
            Lynch and Company GTY-AGMT),
            2.020% 10/01/11**#                                                                     2,160
    7,600   Miami-Dade County, Florida Industrial Development Authority Revenue,
            (Dave and Mary Alper Community Project) Series 2002, (Northern Trust
            Company LOC),
            2.000% 04/01/32**                                                                      7,600
   10,000   Orange County, Florida Industrial Development Authority IDR, (Bishop
            Moore High School Project) Series 2000, (SunTrust Bank LOC),
            2.000% 10/01/25**                                                                     10,000
   21,500   Pinellas County, Florida School District TAN, Series 2004,
            3.000% 06/30/05                                                                       21,642
    7,250   Sunshine State Government Finance Commission, Series 2004-A, (Bank
            of Nova Scotia Guarantee),
            1.740% 02/09/05                                                                        7,250
   15,540   Sunshine State Government Finance Commission, Series 2004-G, (DEPFA
             Guarantee),
            1.830% 02/10/05                                                                       15,540
      500   Titusville, Florida Multi-Purpose Revenue, Series 1998 (Suntrust Bank
            LOC),
            2.050% 01/01/25**                                                                        500
      400   Titusville, Florida Multi-Purpose Revenue, Series 1999 (Suntrust Bank
            LOC),
            2.050% 01/01/25**                                                                        400
    4,400   Titusville, Florida Revenue, Series 1999A (Suntrust Bank LOC),
            2.050% 01/01/25**                                                                      4,400

    5,600   University of North Florida Foundation Income Revenue, Series 1997,
            (First Union National Bank LOC),
            2.030% 11/01/27**                                                                      5,600
   12,000   University of North Florida Foundation Income Revenue, Series 2000,
            (First Union National Bank LOC),
            2.030% 11/01/30**                                                                     12,000
    9,600   University of North Florida Foundation Income Revenue, Series 2003,
            (First Union National Bank LOC),
            2.030% 11/01/24**                                                                      9,600
                                                                                                 -------
                                                                                                 146,067
                                                                                                 -------

            GEORGIA - 7.7%
    2,215   Clayton County, Georgia Authority Multi-Family Housing Revenue
            Refunding, (Kings Arms Apartments Project) Series 1990D, (FSA Insured,
            Societe Generale SBPA),
            2.010% 01/01/21**                                                                      2,215
   12,800   Clayton County, Georgia Hospital Authority Revenue Anticipation
            Certificates, (Southern Regional Medical Center Project) Series 1998B,
            (SunTrust Bank LOC),
            2.000% 08/01/19**                                                                     12,800
    3,935   Clayton County, Georgia Housing Authority Multi-Family Housing
            Revenue Refunding (Huntington Woods Apartments Project) Series 1990A,
            (FSA Insured, Societe Generale SBPA),
            2.010% 01/01/21**                                                                      3,935
    3,690   Clayton County, Georgia Housing Authority Multi-Family Housing
            Revenue Refunding, (Kimberly Forest Project) Series 1990B, (FSA Insured,
            Societe Generale SBPA),
            2.010% 01/01/21**                                                                      3,690
    3,945   Clayton County, Georgia Housing Authority Multi-Family Housing
            Revenue Refunding, (Ten Oaks Apartments Project) Series 1990F, (FSA
            Insured, Societe Generale SBPA),
            2.010% 01/01/21**                                                                      3,945
    6,955   Clayton County, Georgia Housing Authority Multi-Family Housing
            Revenue Refunding, (Village Rouge Apartments Project) Series 1990C,
            (FSA Insured, Societe Generale SBPA),
            2.010% 01/01/21**                                                                      6,955
    7,200   Cobb County, Georgia Development Authority Revenue, (North Cobb
            Christian School Project) Series 1998A, (Branch Banking and Trust LOC),
            2.020% 03/01/22**                                                                      7,200
    2,740   Cobb County, Georgia Development Authority Revenue. YMCA, Series
            2003, (Branch Banking and Trust LOC),
            2.020% 12/01/25**                                                                      2,740
   25,000   Cobb County, Georgia Hospital Authority Revenue, Anticipation of
            Certification, (Equip Pool Project) Series 2004, (Suntrust Bank LOC),
            2.010% 04/01/34**                                                                     25,000
   13,300   Cobb-Marietta, Georgia Coliseum and Exhibit Hall Authority Revenue, Jr.
            Lien, Series 1996A, (MBIA Insured, SunTrust Bank SBPA),
            2.000% 10/01/26**#                                                                    13,300
    7,500   Columbus, Georgia Development Authority Revenue, (Foundation
            Properties Incorporated Project) Series 2004, (Columbus Bank and Trust
            LOC),
            2.060% 12/01/33**                                                                      7,500
   20,100   Columbus, Georgia Hospital Authority Revenue, (St. Francis Hospital Inc.,
             Project) Series 2000A, (Columbus Bank & Trust LOC),
            2.030% 01/01/31**#                                                                    20,100
    2,250   Columbus, Georgia Housing Authority Multi-Family Housing Revenue
            Refunding, (Quail Ridge Project) Series 1988, (Columbus Bank & Trust
            LOC),
            2.070% 02/01/05**                                                                      2,250
    7,500   DeKalb County, Georgia Development Authority IDR, (The Paideia School
            Inc. Project) Series 2000, (SunTrust Bank LOC),
            2.000% 02/01/20**                                                                      7,500
    5,240   DeKalb County, Georgia Development Authority Revenue, (American
            Cancer Society, Inc. Project) Series 1988, (SunTrust Bank LOC),
            2.000% 05/01/13**#                                                                     5,240
    3,000   DeKalb County, Georgia Development Authority Revenue, (Marist School,
            Inc. Project) Series 1999, (SunTrust Bank LOC),
            2.000% 03/01/24**                                                                      3,000

    1,860   DeKalb County, Georgia Hospital Authority Revenue Anticipation
            Certificates, (DeKalb Medical Center Inc. Project) Series 1994,
            (SunTrust Bank LOC),
            2.000% 09/01/09**#                                                                     1,860
    4,700   DeKalb County, Georgia Industrial Development Authority IDR, (A.G.
            Rhodes Home Inc. Project) Series 1996, (SunTrust Bank LOC),
            2.000% 03/01/21**#                                                                     4,700
    5,000   Floyd County, Georgia Development Authority University and College
            Improvement Revenue, (Berry College, Inc. Project) Series 1999,
            (SunTrust Bank LOC),
            2.000% 03/01/24**#                                                                     5,000
    7,000   Fulton County, Georgia Development Authority Revenue, (Holy Innocents
            Episcopal Project) Series 2004, (Suntrust Bank LOC),
            2.000% 08/01/24**                                                                      7,000
    2,800   Fulton County, Georgia Development Authority Revenue, (Lovett School
            Project) Series 1997, (SunTrust Bank LOC),
            2.000% 04/01/17**#                                                                     2,800
    2,500   Fulton County, Georgia Development Authority Revenue, (Spelman
            College Project) Series 1996, (SunTrust Bank LOC),
            2.000% 06/01/16**                                                                      2,500
   11,000   Fulton County, Georgia Development Authority Revenue, (Westminster
            Schools Incorporated Project) Series 2003, (SunTrust Bank LOC),
            2.000% 11/01/28**                                                                     11,000
   11,900   Marietta, Georgia Housing Authority Multi-Family Housing Revenue
            Refunding, (Wood Knoll Project) Series 1994, (PNC Bank N.A. LOC),
            2.080% 07/01/24**                                                                     11,900
   14,665   Marietta, Georgia, Housing Authority, Multi-Family Revenue
            Refunding, (Wood Glen-RMKT Housing Project) Series 1994, Mandatory
            Put 07/01/04 @ 100,
            2.080% 07/01/24**                                                                     14,665
   16,700   Richmond County, Georgia Hospital Authority Revenue Anticipation
            Certificates, (University Health Services, Inc. Project)
            Series 1999, (SunTrust Bank LOC),
            2.000% 01/01/19**                                                                     16,700
    4,850   Worth County, Georgia Industrial Development Authority Revenue
            Refunding, (Seabrook Enterprises, Inc. Project) Series 1996A,
            (Harris Trust and Savings Bank LOC),
            2.000% 08/01/23**#                                                                     4,850
                                                                                                 -------
                                                                                                 210,345
                                                                                                 -------

            HAWAII - 0.8%
    4,980   Honolulu City and County GO, Series 2003, (MBIA Insured, Citigroup
            Global Market Liquidity Facility),
            2.040% 03/01/22**#                                                                     4,980
    5,000   Honolulu Hawaii City and County GO, Series 2004A, (MBIA-IBC Insured,
            CitiBank N.A. Liquidity Facility),
            2.040% 10/01/10**#                                                                     5,000
   11,100   Honolulu, Hawaii City & County, Series 2001-C, (FGIC Insured, FGIC -
            SPI SBPA),
            2.280% 12/01/17                                                                       11,100
                                                                                                 -------
                                                                                                  21,080
                                                                                                 -------

            ILLINOIS - 6.7%
    2,400   Aurora, Illinois Economic Development revenue, Series 2004,
            (Harris Trust and Savings Bank LOC),
            2.000% 03/01/35**                                                                      2,400
   22,575   Bolingbrook, Illinois GO, Series 2004,
            (Harris Trust and Savings Bank LOC),
            1.980% 12/01/29**                                                                     22,575
    7,200   Chicago Illinois Board of Education, Series 2004E,
            (FSA Insured, DEPFA Bank PLC SBPA),
            2.050% 03/01/15**                                                                      7,200
   10,575   Chicago Illinois, Series 2004, (FSA Insured, Deutsche Bank Trust
            Company Americas Liquidity Facility),
            2.030% 01/01/29**#                                                                    10,575
    2,785   Chicago, Illinois GO, Series 2004,
            (FGIC Insured, Merrill Lynch Capital Services SBPA),
            2.110% 07/01/29**#                                                                     2,785

    4,350   Dekalb, Illinois Tax Increment Revenue, Series 2003, (Northern Trust
            Company LOC),
            2.050% 01/01/13**                                                                      4,350
   22,345   Illinois ABN AMRO, GO, Series 2002, (MBIA-IBC Insured, ABN AMRO
            Bank SBPA),
            2.050% 12/01/10**#                                                                    22,345
    4,500   Illinois Development Finance Authority Pollution Control Revenue,
            (Diamond Star Motors Project), Series 1985,
            2.210% 12/01/08**                                                                      4,500
    5,900   Illinois Development Finance Authority Revenue, (American Academy of
            Dermatology Project) Series 2001,
            (American National Bank & Trust LOC),
            2.100% 04/01/21**#                                                                     5,900
    4,080   Illinois Development Finance Authority Revenue, (Little City Foundation
            Project) Series 1994, (LaSalle National Bank LOC),
            2.000% 02/01/19**                                                                      4,080
   13,640   Illinois Educational Facilities Authority Revenue,
            (Benedictine University Project) Series 2000,
            (Lasalle Bank N.A. LOC),
            2.010% 08/01/25**                                                                     13,640
   15,110   Illinois Finance Authority Revenue, Series 2004, (Bank One N.A.
            LOC),
            2.010% 04/01/35**                                                                     15,110
    2,465   Illinois Health Facilities Authority Revenue, (Glenkirk Project)
            Series 1997, (Glenview State Bank, LaSalle National Bank, LOC),
            2.000% 02/15/21**#                                                                     2,465
   16,500   Illinois State Development Finance Authority Economic Development
            Revenue, (Roosevelt University Project) Series 1995,
            (American National Bank & Trust Company LOC),
            2.000% 04/01/25**                                                                     16,500
    2,420   Illinois State Development Finance Authority Revenue,
            (Chicago Academy of Sciences Project) Series 1997,
            (American National Bank & Trust Company LOC),
            2.000% 01/01/31**                                                                      2,420
    2,360   Illinois State GO, Series 2003, (FSA Insured, Citigroup Global
            Market),
            2.040% 12/01/20**#                                                                     2,360
    5,995   Illinois State GO, Series 2004, (FGIC Insured, BNP Paribas SBPA),
            2.030% 11/01/26#                                                                       5,995
    9,575   Metropolitan Pier and Exposition Authority Illinois,
            Dedicated State Tax, Series 2004, (MBIA Insured, Citibank N.A.
            Liquidity Facility),
            2.120% 12/15/31**#                                                                     9,575
    7,000   Oak Forest, Illinois Revenue, (Homewood Pool - South Suburban Mayors
            Project) Series 1989, (Bank One, N.A. LOC),
            1.990% 07/01/24**                                                                      7,000
    5,000   Schaumburg, Illinois GO, Series 2004, (FGIC Insured, Citigroup N.A.
            Liquidity Facility),
            2.040% 12/01/41#                                                                       5,000
    6,290   Southern Illinois University Revenue, Series 2004, (AMBAC Insured),
            2.030% 04/01/35**#                                                                     6,290
    5,480   Will & Kendall Counties, Illinois GO, Community Construction School
            District Number 202, Series 2003,
            (FGIC Insured, Citigroup Global Market Liquidity Facility),
            2.040% 01/01/23**#                                                                     5,480
    5,145   Will & Kendall Counties, Illinois GO, Community Construction School
            District Number 202, Series 2003,
            (FGIC Insured, Merrill Lynch Capital
            Services SBPA),
            2.030% 07/01/08**#                                                                     5,145
                                                                                                 -------
                                                                                                 183,690
                                                                                                 -------

            INDIANA - 2.7%
    1,000   Angola, Indiana Educational Facility Revenue, (Tri State University
            Incorporated Project) Series 2004, (Fifth Third Bank LOC),
            2.010% 09/01/15**#                                                                     1,000
   15,000   Indiana Board Book Revenue Notes, (Midyear Funding Project) Series
            2004A,
            2.500% 01/26/05                                                                       15,011
    2,430   Indiana Board Book Revenue, Series 2003,
            (MBIA Insured, Citigroup Global Market Liquidity Facility),


            2.040% 09/01/21**#                                                                    2,430
    5,475   Indiana Board Book Revenue, Series 2004,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            2.030% 02/01/12**#                                                                    5,475
    2,500   Indiana Health Facilities Financing Authority Revenue,
            (Southern Indiana Rehab Hospital Project) Series 2001,
            (Bank One Kentucky N.A. LOC),
            2.100% 04/01/20**#                                                                    2,500
    6,000   Indiana Health Facilities Financing Authority Revenue, Series
            2001GP-A-3,
            1.050% 11/15/36                                                                       6,000
    8,145   Indiana State Development Finance Authority IDR, (Indiana University
            Foundation Project) Series 1998, (National City Bank LOC),
            2.100% 08/01/18**#                                                                    8,145
   17,000   Indiana State Development Finance Authority Revenue, Educational
            Facilities Children's Museum, Series 2003,
            (Fifth Third Bank Liquidity Facility),
            2.050% 07/01/33**                                                                    17,000
    3,885   Indiana Transition Finance Authority Highway Revenue, Series 2004,
            (MBIA-IBC Insured, Merrill Lynch Capital Services SBPA),
            2.030% 06/01/09**#                                                                    3,885
    6,960   Indianapolis, Indiana Thermal Energy Systems Revenue, Series 2004,
            (MBIA Insured, Merrill Lynch SPA),
            2.030% 10/01/08**#                                                                    6,960
    4,440   St. Joseph County, Indiana Economic Development Revenue, (Brothers
            of the Holy Cross Project) Series 1997, (Key Bank, N.A. LOC),
            2.070% 09/01/17**#                                                                    4,440
                                                                                                 ------
                                                                                                 72,846
                                                                                                 ------

            KANSAS - 0.3%
    9,500   Kansas Industrial Development Finance Authority Revenue, (PQ
            Corporation Project) Series 1988, (Bank of New York LOC),
            2.170% 08/01/15**                                                                     9,500
                                                                                                 ------

            KENTUCKY - 2.2%
    1,750   Christian County, Kentucky Industrial Building Revenue,
            ( Audubon Area Community Services Project) Series 2004,
            (Branch Banking and Trust LOC),
            2.020% 01/01/29**#                                                                    1,750
   12,315   Danville Kentucky, Series 2004, (PNC Bank, LOC),
            1.840% 03/11/05                                                                      12,315
    9,100   Jefferson County, Kentucky Multi-Family Housing Revenue Refunding,
            (Canter Chase Apartments Project) Series 2002,
            (FHLMC Liquidity Facility),
            2.030% 06/01/32**                                                                     9,100
   19,000   Kentucky  Asset/Liability Mommission General Fund Revenue, Series
            2004A,
            3.000% 06/29/05                                                                      19,098
    5,345   Kentucky State Property and Buildings Common Revenue, Series 2004,
            (FSA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 04/01/13**#                                                                    5,345
    2,760   Mayfield, Kentucky Multi-City Lease Revenue,
            Kentucky League of Cities Funding Trust, Series 1996,
            (PNC Bank LOC),
            2.080% 07/01/26**                                                                     2,760
    5,200   Middletown, Kentucky Revenue, (Christian Academy Louisville Project)
            Series 1997, (Bank One of Kentucky, N.A. LOC),
            2.100% 07/01/22**#                                                                    5,200
    4,250   Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue, (Westvaco
            Corporation Project) Series 2001, (SunTrust Bank LOC),
            2.000% 01/01/09**                                                                     4,250
                                                                                                 ------
                                                                                                 59,818
                                                                                                 ------

            LOUISIANA - 0.9%
   10,000   Louisiana Public Facility Authority Lease Revenue, Series 2003,
            (SBPA Societe Generale),
            2.040% 06/01/08**                                                                    10,000
    5,000   Louisiana State Offshore Term Authority Deepwater Port Revenue,
            (Loop LLC Project) Series 2003, (Suntrust Bank LOC),
            2.220% 09/01/14**                                                                     5,000
    4,340   Shreveport, Louisiana Home Mortgage Authority Multi-Family Housing
            Revenue Refunding, (Summer Pointe Project) Series 2004,
            (FNMA Liquidity

            Facility),
            2.020% 02/15/23**                                                                     4,340
    4,100   Upper Pontalba, Louisiana Building Restoration Corporation Revenue
            Refunding, (Upper Pontalba Building Project) Series 1996, (Bank One
            Louisiana, N.A. LOC),
            2.100% 12/01/16** #                                                                   4,100
                                                                                                 ------
                                                                                                 23,440
                                                                                                 ------

            MAINE - 0.2%
    1,945   Maine Health and Higher Education Facilities Authority Revenue,
            Series 2004A, (MBIA Insured),
            2.500% 07/01/05                                                                       1,954
    2,720   Maine Health and Higher Educational Facility Authority Revenue,
            Series 2003, (FSA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 07/01/21**#                                                                    2,720
                                                                                                 ------
                                                                                                  4,674
                                                                                                 ------

            MARYLAND - 2.1%
    9,100   Baltimore County, Maryland Economic Development Revenue, (Blue
            Circle, Inc. Project) Series 1992, (Den Danske Bank LOC),
            2.100% 12/01/17**                                                                     9,100
    4,000   Baltimore County, Maryland Economic Development Revenue, (Torah
            Institution Baltimore Project) Series 2004, (Branch Banking and
            Trust LOC),
            2.020% 05/01/24**#                                                                    4,000
    3,800   Baltimore County, Maryland,  Series 2004, (Westdeutsche Landesbank,
            LOC),
            1.750% 02/11/05                                                                       3,800
   40,000   Maryland State Community Development, Series 2004 J,
            2.050% 03/01/20                                                                      40,000
                                                                                                 ------
                                                                                                 56,900
                                                                                                 ------

            MICHIGAN - 7.1%
    4,000   Ann Arbor, Michigan Economic Development, (Ann Arbor YMCA Project)
            Series 2004, (Fifth Third Bank LOC),
            1.990% 04/01/34**                                                                     4,000
    1,000   Grand Rapids, Michigan Public Schools GO, Series 2004, (Fifth Third
            Bank LOC),
            2.010% 05/01/23**                                                                     1,000
    5,000   Grand Valley, Michigan State University Revenue, Series 2001B, (FGIC
            Insured, Liquidity Facility),
            1.990% 06/01/27**                                                                     5,000
   30,000   Michigan (State of), Series 2004 -04-A, (DEPFA Bank Plc Guarantee),
            2.200% 10/05/05                                                                      30,000
    5,000   Michigan Higher Education Facilities Authority Revenue, Refunding
            Limited Obligation Hope College, Series 2004, (Bank One N.A. LOC),
            2.030% 04/01/34**                                                                     5,000
    4,500   Michigan Higher Education Facility Authority Revenue,  (Hope College
            Project) Series 2002B, (Fifth Third Bank LOC),
            2.030% 04/01/32**                                                                     4,500
   10,500   Michigan Municipal Bond Authority Revenue, Series 2004B-1,
            3.000% 08/19/05                                                                      10,594
    2,395   Michigan Public Educational Facility Authority Revenue, Limited
            Obligation, (West Michigan Academy Project) Series 2003, (Fifth
            Third Ward LOC),
            2.010% 12/01/18**#                                                                    2,395
    4,185   Michigan State Building Authority Revenue, Series 2003, (MBIA
            Insured, Citigroup Global Market Liquidity Facility),
            2.040% 10/15/18**#                                                                    4,185
   29,025   Michigan State Building Authority, Series 2004 - 4, (The Bank of
            New York LOC, State Street Bank & Trust Co LOC),
            1.750% 01/20/05                                                                      29,025
   75,000   Michigan State Department of Treasury, Series 2004 A,
            3.500% 09/30/05                                                                      75,825
    8,100   Michigan State Hospital Financial Authority Revenue, Series 2003,
            (Fifth Third Bank LOC),
            1.960% 12/01/32**                                                                     8,100
    5,000   Michigan State South Central Power Agency, Power Supply System
            Revenue Refunding, Series 2004, (AMBAC Insured, Bank One N.A. SBPA),
            2.040% 11/01/11**                                                                     5,000

    6,500   Michigan State Strategic Fund Limited Obligation Revenue, (Partalis
            Property Project) Series 2003, AMT, (Fifth Third Bank LOC),
            2.040% 11/01/33**                                                                      6,500
    3,500   Michigan State, Underground Storage Tank Financial Assurance
            Authority, Series 1996 I, (AMBAC insured),
            6.000% 05/01/05                                                                        3,548
                                                                                                 -------
                                                                                                 194,672
                                                                                                 -------

            MINNESOTA - 0.9%
    4,990   Minneapolis, Minnesota Community Development Agency Revenue,
            (Arena Acquisition Project) Series 1995A, (US Bank, N.A. LOC),
            2.040% 10/01/24**                                                                      4,990
   20,000   Minnesota School Districts Tax and Aid Anticipation Borrowing
            Program Certificate GO, Series 2004A,
            3.000% 09/02/05                                                                       20,193
                                                                                                 -------
                                                                                                  25,183
                                                                                                 -------

            MISSISSIPPI - 0.7%
    5,000   Mississippi Business Finance Corporation Mississippi Revenue,
            (Belhaven College Project) Series 2004, (First Tennessee Bank LOC),
            2.100% 07/01/24**#                                                                     5,000
   10,000   Mississippi Development Bank Special Obligation, Series 2004,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            1.650% 01/01/26**#                                                                    10,000
    5,000   Mississippi Development Bank Special Obligation, Series 2004, (FSA
            Insured, Merrill Lynch Capital Services SBPA),
            2.030% 09/01/25#                                                                       5,000
                                                                                                 -------
                                                                                                  20,000
                                                                                                 -------

            MISSOURI - 3.1%
    1,570   Desloge, Missouri Industrial Development Authority IDR Refunding,
            (National Healthcorp Project) Series 1989, (Regions Bank LOC),
            1.750% 12/01/10**                                                                      1,570
    1,555   Dunklin County, Missouri Industrial Development Authority IDR
            Refunding, (National Healthcorp Project) Series 1989,
            (Regions Bank LOC),
            1.750% 12/01/10**                                                                      1,555
   18,400   Kansas City, Missouri Industrial Development Authority Multi-Family
            Housing Revenue, (Timberlane Village Associates Project) Series
            1986, (UBS AG LOC),
            2.060% 06/01/27**                                                                     18,400
   29,560   Kansas City, Missouri Industrial Development Authority, Multi-Family
            Housing Revenue, (Ethans Apartments Project) Series 2004, (Citibank
            N.A. LOC),
            2.010% 02/01/39**                                                                     29,560
   20,425   Missouri State Development Finance Board Educational Facility
            Revenue, (Southeast Missouri State University Project) Series 2003,
            (U.S. Bank N.A. LOC),
            1.970% 10/01/23**                                                                     20,425
    8,390   Platte County, Missouri Industrial Development Authority
            Multi-Family Housing Revenue Refunding, (Wexford Place Project)
            Series 1996, (Bank One Texas, N.A. LOC),
            2.020% 04/01/28**#                                                                     8,390
    5,000   St. Louis, Missouri Industrial Development Authority Revenue
            Refunding, (Wetterau, Inc. Project) Series 1989, (PNC Bank, N.A.
            LOC),
            2.010% 05/01/09**#                                                                     5,000
                                                                                                 -------
                                                                                                  84,900
                                                                                                 -------

            NEBRASKA - 0.3%
    4,060   Nebraska Elementary & Secondary School Finance Authority,
            Educational Facilities Revenue, (Lutheran School Project Fund)
            Series 2004B, (Fifth Third Bank LOC),
            2.180% 09/01/29**                                                                      4,060
    4,930   Nebraska Public Power District Revenue, Series 1995-A, (MBIA
            Insured),
            5.375% 01/01/15                                                                        4,979
                                                                                                 -------
                                                                                                   9,039
                                                                                                 -------

            NEVADA - 0.9%
    6,195   Clark County, Nevada GO, School District, Series 1991, (FGIC
            Insured),
            1.318% 03/01/05***                                                                     6,182

    5,915   Clark County, Nevada School District, Series 2004, (MBIA Insured),
            2.030% 06/15/23**                                                                     5,915
    8,635   Henderson, Nevada, Series 2004 PT - 2431 (FGIC Insured, Merrill
            Lynch Capital Services SBPA),
            2.030% 06/01/24**#                                                                    8,635
    3,980   Washoe County, Nevada School District, Series 2003, (FGIC Insured,
            CitiGroup Global Market Liquidity Facility),
            2.040% 06/01/20**#                                                                    3,980
                                                                                                 ------
                                                                                                 24,712
                                                                                                 ------

            NEW MEXICO - 2.2%
    5,000   Farmington, New Mexico Hospital Revenue, (San Juan Regional Medical
            Center Project) Series 2004-B, (Bank of Nova Scotia LOC),
            2.020% 06/01/28**                                                                     5,000
   35,000   New Mexico State, Series 2004, (Lehman Liquidity Company Liquidity
            Facility),
            2.050% 06/30/05**#                                                                   35,000
   12,775   New Mexico State, Series 2004A,
            3.000% 06/30/05                                                                      12,837
    7,755   San Juan City, New Mexico Gross Receipts Tax Revenue, Series 2004,
            (MBIA Insured, Westdeutsche Landesbank AG SBPA),
            2.030% 01/01/08**#                                                                    7,755
                                                                                                 ------
                                                                                                 60,592
                                                                                                 ------

            NEW YORK - 6.6%
    3,085   Albany, New York Industrial Development Agency Civic Facility
            Revenue, (Daughters of Sarah Housing Project) Series 2001A,
            (Troy Savings Bank LOC, Keybank N.A. LOC),
            2.000% 03/01/31**                                                                     3,085
   27,700   Erie County, New York, Series 2004, (Citigroup Global Markets LOC),
            3.000% 07/13/05                                                                      27,846
    3,250   New York, New York, Series 1993 - E5, (JP Morgan Chase Bank LOC),
            2.250% 08/01/10**                                                                     3,250
   20,425   New York City Transitional Finance Authority Revenue, Series 2001,
            (Landesbank Baden-Wurttemberg, Liquidity Facility),
            .920% 02/01/32**                                                                     20,425
    3,385   New York City Transitional Financial Authority, New York City
            Recovery, Series 2002, (Bank of New York SBPA),
            2.150% 11/01/22**                                                                     3,385
    7,485   New York Metropolitan Transitional Authority Revenue, Series 2003,
            (AMBAC Insured, Merrill Lynch Capital Services SBPA),
            1.630% 11/15/10**@@                                                                   7,485
   12,800   New York State Housing Finance Agency Revenue, (North End Avenue
            Housing Project) Series 2004A, (Landesbank Hessen-Thuringen LOC),
            1.980% 11/01/37**                                                                    12,800
   74,300   New York State Housing Finance Agency Tribeca Green Housing, Series
            2003A, (Landesbank Hessen-Thuringen Girozentrale, LOC),
            1.650% 11/01/36**                                                                    74,300
    1,000   New York State Tollway Authority Second General Highway and Bridge
            Trust Fund, Series 2004, (AMBAC Insured, Merrill Lynch Capital
            Services SBPA),
            2.010% 04/01/12**#                                                                    1,000
    7,235   New York, Metropolitan Transit Authority Revenue, Series 2003, (MBIA
            Insured, CitiBank N.A. SBPA),
            2.010% 11/15/28**#                                                                    7,235
    8,710   New York, New York GO, Series 2004C-3, ( CIFG Insured, Depfa Bank
            PLC SBPA),
            1.970% 08/15/29**                                                                     8,710
    5,000   Sales Tax Asset Receivable Corporation, New York, Series 2004
            PT-2414, (MBIA Insured),
            2.010% 10/15/29**                                                                     5,000
    3,500   Syracuse, New York RAN, Series 2004D, (Bank of New York LOC),
            2.750% 06/30/05                                                                       3,519
    2,450   Triborough Bridge and Tunnel Authority New York Revenue, Series
            2002, (MBIA Insured, Merrill Lynch Capital Services SBPA),
            2.010% 05/15/10**#                                                                    2,450
      500   Westchester County, New York Industrial Development Agency Civic
            Facility Revenue, (Westchester Jewish Project) Series 1998, (Chase

            Manhattan Bank LOC),
            2.040% 10/01/28**#                                                         500
                                                                                   -------
                                                                                   180,990
                                                                                   -------

            NORTH CAROLINA - 2.7%
    2,465   Guilford County, North Carolina Industrial Facilities and Pollution
            control Fing Authority Revenue, (Recreational  Faculties - YMCA
            Project) Series 2002, (Branch Banking and Trust LOC),
            2.020% 02/01/23**                                                        2,465
   13,485   Henderson County, North Carolina Hospital Revenue, (Margaret R
            Pardee Memorial Hospital Project) Series 2001, (Branch Banking &
            Trust LOC), 2.020% 10/01/21**                                           13,485
    5,800   North Carolina Capital Facilities Finance Agency Educational
            Facilities Revenue, (Campbell University Project) Series 2004,
            (Branch Banking and Trust LOC),
            2.020% 10/01/24**                                                        5,800
    5,500   North Carolina Capital Facility Finance Agency Educational Facility
            Revenue, (Barton College Project) Series 2004, (Branch Banking &
            Trust LOC),
            2.020% 07/01/19**                                                        5,500
    2,250   North Carolina Medical Care Commission Hospital Revenue, (Pooled
            Equipment Financing Project) Series1985, (MBIA Insured, KBC Bank
            N.V. SBPA),
            1.980% 12/01/25**                                                        2,250
   10,615   North Carolina Medical Care Commission Retirement Facilities
            Revenue, (Aldersgate Project) Series 2001, (Branch Banking & Trust
            LOC),
            2.050% 01/01/31**                                                       10,615
    3,980   North Carolina Medical Care Community Health Care Facilities
            Revenue, (Rutherford Hospital Inc. Project) Series 2001, (Branch
            Banking & Trust LOC),
            2.020% 09/01/21**                                                        3,980
    9,600   North Carolina Medical Care Community Hospital Revenue, (Westcare
            Health System Project) Series 2002A, (Branch Banking & Trust LOC),
            2.020% 09/01/22**                                                        9,600
   10,000   North Carolina Medical Care Community Retirement Facilities Revenue,
            Series 2003, (Bank of Scotland LOC),
            2.020% 07/01/07**                                                       10,000
    5,000   North Carolina State GO, Series 2003,
            3.000% 05/01/05                                                          5,023
    5,475   North Carolina State GO, Series 2003, (Merrill Lynch Capital
            Services SBPA),
            2.030% 02/01/11**#                                                       5,475
                                                                                   -------
                                                                                    74,193
                                                                                   -------

            NORTH DAKOTA - 0.3%
    8,635   Grand Forks, North Dakota Health Care Facilities Revenue, Series
            2004, (MBIA Insured, Merrill Lynch Capital Services SBPA, Merrill
            Lynch and Company GTY- AGMT)
            2.030% 07/21/09**#                                                       8,635
                                                                                   -------

            OHIO - 2.2%
   12,695   Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC Insured,
            Westdeutsche Landesbank SBPA),
            1.990% 01/01/33**                                                       12,695
   10,000   Columbus, Ohio Regional Airport Authority Revenue, Series 2004A,
            (U.S. Bank N.A. LOC),
            2.010% 01/01/30**                                                       10,000
    2,620   Hamilton County, Ohio Economic Development Revenue, (CAA Complex
            at Jordan Project) Series 2003, (Fifth Third Bank LOC),
            2.010% 12/01/24**#                                                       2,620
    2,350   Hamilton County, Ohio Economic Development Revenue, (Xavier H.S.
            Project) Series 2003, (Fifth Third Bank LOC),
            1.990% 04/01/28**                                                        2,350
    1,805   Highland County, Ohio Joint Township Hospital District Facilities
            Revenue, Series 2004, (Fifth Third LOC),
            2.010% 08/01/24**#                                                       1,805
    3,990   Jackson, Ohio GO Local School District Stark and Summit Counties,

            2.020% 12/01/24**#                                                      3,990
    2,700   Lucas County, Ohio Facilities Improvement Revenue, (Toledo
            Zoological Society Project) Series 1997, (Key Bank, N.A. LOC),
            2.020% 10/01/05**                                                       2,700
    8,000   Montgomery County, Ohio Economic Development Revenue, (The Dayton
             Art Institute Project) Series 1996, (National City Bank LOC),
            2.050% 05/01/26**                                                       8,000
   14,340   Muskingum County, Ohio Hospital Facilities Revenue Refunding,
            (Genesis Healthcare System Project) Series 2000, (National City Bank
            LOC),
            2.030% 12/01/20**                                                      14,340
    1,735   Ohio State Higher Educational Facility, Common Revenue, Higher
            Educational Pooled Financing, Series 2003A, (Fifth Third Bank LOC),
            2.000% 09/01/24**                                                       1,735
    1,000   Warren County, Ohio Economic Development, (Ralph J Stolle
            Countryside Project) Series 2000, (Fifth Third Bank LOC),
            2.010% 08/01/20**#                                                      1,000
                                                                                   ------
                                                                                   61,235
                                                                                   ------

            OKLAHOMA - 0.1%
    1,375   Oklahoma State Industrial Authority Revenue, (Amateur Softball
            Association Project) Series 2002, (Bank One Oklahoma N.A. LOC),
            2.150% 06/01/14**#                                                      1,375
                                                                                   ------

            OREGON - 1.5%
    4,000   Oregon State Housing and Community Services Department Management
            Revenue, Single-Family Management, Series 2003,
            1.200% 07/01/19                                                         4,000
   20,000   Oregon State TAN, Series 2004A,
            3.000% 06/30/05                                                        20,120
   10,000   Oregon State, Oregon State Treasury Department, Series 2000 L73J-Reg
            D, (Lehman Liquidity Facility),
            2.050% 06/30/05**#                                                     10,000
    5,475   Salem-Keizer, Oregon GO, School District Number 24J, Series 2004,
            (FSA Insured, School Board Guarantee, Merrill Lynch Capital Services
            SBPA),
            2.030% 12/15/11**#                                                      5,475
                                                                                   ------
                                                                                   39,595
                                                                                   ------

            PENNSYLVANIA - 1.4%
    6,505   Allegheny County, Pennsylvania IDR, (United Jewish Federation
            Project) Series 1995B, (PNC Bank, N.A. LOC),
            2.010% 10/01/25**                                                       6,505
   11,340   Harrisburg, Pennsylvania Authority Revenue, (Cumberland Valley
            School Project) Series 2002B, (FSA Insured, Dexia Credit Local
            SBPA),
            2.040% 03/01/34**                                                      11,340
    2,025   Harrisburg, Pennsylvania Authority Revenue, (West Brandywine
            Project) Series 2002D, (FSA Insured, Dexia Credit Local SPA),
            2.040% 03/01/34**                                                       2,025
    5,000   Montgomery County, Pennsylvania Industrial Development Authority
            Revenue, (Plymouth Woods Project) Series 1987, (PNC Bank, N.A. LOC),
            2.010% 09/01/06**#                                                      5,000
    7,000   Philadelphia, Pennsylvania Authority for IDR, (Newcourtland Elder
            Services Project) Series 2003, (PNC Bank N.A. LOC),
            2.100% 03/01/27**                                                       7,000
    5,450   Philadelphia, Pennsylvania Redevelopment Authority, (The
            Presbyterian Home Project) Series 1998, (PNC Bank, N.A. LOC),
            2.010% 07/01/28**#                                                      5,450
                                                                                   ------
                                                                                   37,320
                                                                                   ------

            SOUTH CAROLINA - 2.3%
   12,375   Piedmont Municipal Power Agency South Carolina Electric Revenue,
            Series 2004B-3, (AMBAC Insured, JP Morgan Chase bank SBPA),
            1.980% 01/01/34**                                                      12,375
    3,150   Piedmont Municipal Power Agency, South Carolina Electric Revenue,
            Series 2004B-1, (MBIA Insured, JP Morgan Chase Bank),
            1.980% 01/01/34**                                                       3,150
   13,145   South Carolina Jobs Economic Development Authority Health Facilities
            Revenue, (Carolina Village Project) Series 2000, (Branch Banking &
            Trust LOC),

            2.020% 02/01/22**                                                      13,145
    6,250   South Carolina Jobs Economic Development Authority Hospital Facility
            Revenue, (Cannon Memorial Hospital Project) Series 2004A, (National
            Bank of South Carolina LOC),
            2.020% 06/01/24**                                                       6,250
    5,490   South Carolina State Public Service Authority Revenue, Series 2002,
            (FSA Insured, Merrill Lynch Capital Services SBPA),
            2.030% 07/01/10**#                                                      5,490
    4,585   South Carolina State Public Services Authority Revenue, Series 2004
            (AMBAC Insured, Citibank N.A. Liquidity Facility),
            2.040% 01/01/22**#                                                      4,585
   10,345   South Carolina Transportation Infrastructure Book Revenue, Series
            2004, (AMBAC Insured, Merrill Lynch Capital Service SBPA),
            2.030% 10/01/08**#                                                     10,345
    6,400   South Carolina Jobs Economic Development  Authority Health Care
            Failities  Revenue, Series 2000, (National Bank of South Carolina
            LOC),
            1.990% 07/01/20**                                                       6,400
                                                                                   ------
                                                                                   61,740
                                                                                   ------

            TENNESSEE - 4.4%
    3,900   Blount County Tennessee Public Building Authority, Local Government
            Public Improvement, Series 2002, (AMBAC Insured, Regions Bank SBPA),
            2.000% 06/01/17**                                                       3,900
    6,855   Clarksville, Tennessee Public Building Authority Revenue, Series
            1996, (SunTrust Bank LOC),
            2.000% 07/01/11**                                                       6,855
    3,250   Cleveland, Tennessee Health and Educational Facilities Board
            Revenue, (Lee University Project) Series 2002, (First Tennessee Bank
            LOC),
            2.250% 12/01/19**#                                                      3,250
   20,600   Collierville, Tennessee Industrial Development Board Revenue, (St.
            Georges High School Project) Series 2001, (AmSouth Bank of Alabama,
            N.A. LOC),
            2.030% 08/01/31**                                                      20,600
    7,700   Dickson County, Tennessee Industrial Development Board Revenue, (The
            Jackson Foundation-Renaissance Learning Center Project) Series 1997,
            (SunTrust Bank of Nashville LOC),
            2.000% 11/01/12**#                                                      7,700
    6,000   Franklin, Tennessee Health and Educational Facilities Board Revenue,
            (Battle Ground Academy Project) Series 2002, (SunTrust Bank LOC),
            2.000% 01/01/22**                                                       6,000
   14,200   Knox County, Tennessee Health and Educational Facilities Board
            Educational Facilities Revenue, (Webb School - Knoxville Project)
            Series 1999, (SunTrust Bank Nashville LOC),
            2.000% 03/01/19**                                                      14,200
      675   Loudon, Tennessee Water and Sewer Revenue Refunding, Series 1996,
            (Wachovia Bank, N.A. LOC),
            2.040% 09/01/06**#                                                        675
    5,360   Metropolitan Government, Nashville and Davidson County, Tennessee
            District Energy Revenue, Series 2002, (AMBAC Insured, Merrill Lynch
            Capital Services SPA),
            2.030% 04/01/10**#                                                      5,360
    7,515   Metropolitan Government, Nashville and Davidson County, Tennessee
            Housing and Educational Facilities Board Revenue, (Mary Queen of
            Angels Project) Series 2000, (SunTrust Bank N.A. LOC),
            2.000% 07/01/32**                                                       7,515
    3,555   Metropolitan Government, Nashville and Davidson County, Tennessee
            Industrial Development Board Revenue Refunding, (Nashville Apartment
            Properties Project) Series 1995-2, (AmSouth Bank, N.A. LOC),
            2.100% 09/01/15**#                                                      3,555
    4,920   Shelby County, Tennessee Health Educational and Housing Facilities
            Board Revenue, (Memphis University School Project) Series 2002,
            (SunTrust Bank LOC),
            2.020% 10/01/22**                                                       4,920
    5,170   Shelby County, Tennessee Health Educational and Housing Facilities
            Board Revenue, (St. Benedict Auburndale School) Series 2003,
            (AMSouth LOC),

             2.040% 05/01/33**                                                        5,170
    11,800   Shelby County, Tennessee, Health Development and Housing Facility
             Board Revenue, (Arbors of Germantown Project) Series 1994, (PNC Bank
             N.A. LOC),
             2.080% 07/01/24**                                                       11,800
     3,500   Shelby County, Tennessee, Health Educational & Housing Facilities
             Board Revenue, (St.Mary's Episcopal School Project), Series 2004,
             (First Tennessee Bank LOC),
             2.020% 12/01/34**                                                        3,500
    11,020   Tennessee Housing Development Agency, Single Family Mortgage, Series
              2004,
             1.946% 12/08/05**                                                       11,020
     4,150   Williamson County, Tennessee Industrial Development Board Revenue,
             (Suntrust Educational Facility, (Saint Matthew School Project)
             Series 2004,  Bank LOC),
             2.050% 07/01/24**                                                        4,150
                                                                                    -------
                                                                                    120,170
                                                                                    -------

             TEXAS - 17.4%
     5,677   Austin, Texas (City of), Series 2004A ( JP Morgan Chase Bank LOC,
             Bayerische Landesbank LOC, State Street Bank LOC),
             1.780% 02/10/05                                                          5,677
    25,000   Austin, Texas, Series 2004, (Westdeutsche Landesbank, LOC),
             1.820% 02/07/05                                                         25,000
     4,990   Brazosport, Texas Independent School District, Series 2003,
             (PSF-GTD, Merrill Lynch Capital Services SBPA),
             2.030% 08/15/10**#                                                       4,990
     5,215   Bridgeport, Texas GO, Independent School District, Series 2004,
             (PSF-GTD, Merrill Lynch Capital Services SBPA, Merrill Lynch and
             Company GTY-AGMT),
             2.030% 02/15/09**#                                                       5,215
     4,820   Canutillo, Texas Independent School District, GO, Series 2003,
             (PSF-GTD Insured, Merrill Lynch Capital Services SBPA),
             2.030% 08/15/22**#                                                       4,820
     4,500   Dallas Texas Independent School District, Series 2004 (PSF-GTD
             Insured, Citibank N.A. Luiquidity Facility),
             2.040% 08/15/24**                                                        4,500
     5,320   Denton, Texas Utilities System Revenue, Series 2004, (MBIA Insured,
             Merrill Lynch Capital SBPA),
             2.030% 12/01/24#                                                         5,320
     9,600   Grand Prairie, Texas Housing Finance Corporation Multi-Family
             Housing Revenue, (Lincoln Property Project), Series 1993, (GE Credit
             Corporation Guarantee),
             2.000% 06/01/10**                                                        9,600
     9,000   Grand Prairie, Texas Housing Finance Corporation Multi-Family
             Housing Revenue, (Windbridge Grand Prairie Project) Series 1993, (GE
             Credit Corporation Guarantee),
             2.000% 06/01/10**#                                                       9,000
     2,680   Gregg County, Texas Housing Finance Corporation Multi-Family Housing
             Revenue Refunding, (Summer Green Project) Series 2004A, (Fannie Mae
             Liquidity Facility),
             2.020% 02/15/23**                                                        2,680
     5,185   Gregg County, Texas Housing Finance Corporation Multi-Family Housing
             Revenue Refunding, (Summer Lake Project) Series 2004A, (Fannie Mae
             Liquidity Facility),
             2.020% 02/15/23**                                                        5,185
    36,000   Harris County, Texas Floating Rate Trust Receipts, Series 2004,
             (Lehman Liquidity Company Liquidity Facility),
             2.050% 02/28/05**#                                                      36,000
     9,995   Houston, Texas Independent School District GO, Series 2004, (FSA
             Insured, Landesbank Hessen-Thueringen Liquidity Facility),
             1.800% 06/14/05@@                                                        9,995
     3,190   Houston, Texas Public Improvement GO, Series 2004A-2,
             2.000% 03/01/05                                                          3,192
     5,185   Houston, Texas Utility System Revenue, Series 2004, (FSA Insured,
             Citigroup Global Market Liquidity Facility),
             2.040% 05/15/20**#                                                       5,185
    12,495   Houston, Texas Water and Sewer Systems Revenue, Series 2002, (MBIA

             Insured, Merrill Lynch Capital Services SBPA),
             1.100% 12/01/23**@@                                                     12,495
    10,000   Houston, Texas, Series 2004 93-A, (Westdeutsche Landesbank Insured,
             Bayerische Landesbank Insured),
             1.800% 03/17/05                                                         10,000
    11,490   Hunt, Texas Memorial Hospital District Revenue, Series 1998, (FSA
             Insured, Chase Bank of Texas N.A. SPA),
             2.050% 08/15/17**                                                       11,490
     2,000   Lower Colorado River Authority Texas Transmission Contract Revenue,
             Series 2004 - 623, (FGIC Insured, JP Morgan Chase Bank Liquidity
             Facility),
             2.030% 11/15/09**#                                                       2,000
     9,990   North Central Texas Health Facility Development Corporation Revenue,
             Series 2004, (MBIA Insured, Merrill Lynch Capital Services SBPA,
             Merrill Lynch and Company GTY-AGMT),
             2.030% 07/11/12**#                                                       9,990
    18,340   North East Texas Independent School District GO, Series 2000
             PT-1249, (Texas Permanent School Fund Guarantee, Merrill Lynch
             SBPA),
             2.030% 02/01/21**#                                                      18,340
    10,605   Nueces County, Texas GO, Series 2004, (AMBAC Insured, Merrill Lynch
             Capital Services SPBA),
             2.030% 02/15/12**#                                                      10,605
     1,500   Pasadena, Texas GO, Independent School District, Series 2003,
             (PSF-GTD),
             5.000% 02/15/05                                                          1,507
    32,775   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured, JP
             Morgan Chase Bank SBPA),
             1.970% 05/15/33**                                                       32,775
    24,570   Texas Municipal Power Agency Revenue Floating Rate Trust Receipts,      24,570
             Series 2004, (FGIC Insured, Lehman Liquidity Company Liquidity
             Facility),
             2.05% 09/01/11**
    42,170   Texas Small Business Industrial Development Corporation IDR, Texas
             Public Facilities Capital Access, Series 1986, (KBC Bank N.V. LOC),
             2.030% 07/01/26**                                                       42,170
    95,000   Texas State Tax RAN, Series 2004,
             3.000% 08/31/05                                                         95,877
    25,000   Texas State, Series 2004D, (Lehman Liquidity Company Liquidity
             Facility),
             1.980% 08/31/05**#                                                      25,000
     3,880   Texas Water Development Board Revenue Refunding, State Revolving
             Fund, Series 2003, (JP Morgan Chase Bank SBPA),
             2.150%! 07/15/22**                                                       3,880
    18,700   Texas, Lower Colorado River Authority Revenue, Series 2001,  (MBIA
             Insured, Citibank SBPA),
             2.040% 05/15/26**#                                                      18,700
    10,000   University of Texas System Board of Regents Revenue Financing,
             Series 2004,(Universityof Texas Investment Management company
             (UTIMCO) Liquidity Facility),
             1.850% 02/08/05                                                         10,000
     8,135   Williamson County, Texas Putable Receipts,  Series 1988, (FSA
             Insured, Morgan Guaranty Trust SBPA),
             2.030% 02/15/21**#                                                       8,135
                                                                                    -------
                                                                                    475,423
                                                                                    -------

             UTAH - 1.2%
    30,400   Intermountain Power Agency, Utah Power Supply Revenue, Series 1985E,
             (Landesbank-Hessen Thuringen SBPA),
             1.430% 07/01/14**                                                       30,400
     2,925   Intermountain Power Agency, Utah Power Supply Revenue, Series 1985F,
             (AMBAC Insured, Landesbank Hessen-Thueingen SBPA),
             1.400% 07/01/15**                                                        2,925
                                                                                    -------
                                                                                     33,325
                                                                                    -------

             VIRGINIA - 0.8%
     3,285   Alexandria, Virginia Industrial Development Authority Revenue,
             (American Red Cross Project) Series 1989, (First Union National Bank
             LOC),
             2.040% 01/01/09**#                                                       3,285

     3,900   Front Royal & Warren County Virginia IDR, Hospital Facility, (Warren
             Memorial Hospital Project) Series 2003, (Branch Banking and Trust
             LOC),
             2.020% 05/01/23**#                                                        3,900
     1,700   Hanover County, Virginia Industrial Development Authority Residential
             Care Facility Revenue, Series 1999, (Branch Banking and Trust LOC),
             2.020% 07/01/29**#                                                        1,700
    12,050   Rockingham County, Virginia Industrial Development Authority,
             Series Residential Care Facility Revenue, (Sunnyside Presbyterian
             Project)  2003, (Branch Banking & Trust LOC),
             2.020% 12/01/33**                                                        12,050
     2,000   Spotsylvania County, Virginia Industrial Development Authority IDR,
             (Carlisle Corporation Project) Series 1993, (SunTrust Bank LOC),
             2.000% 06/01/08**#                                                        2,000
                                                                                     -------
                                                                                      22,935
                                                                                     -------

             WASHINGTON - 0.4%
     7,360   Washington State GO, Series 2004, (AMBAC Insured, Merrill Lynch
             Capital Services SPBA, Merrill Lynch and Company GTY-AGMT),
             2.030% 01/01/12**#                                                        7,360
       200   Washington State Health Care Facility Authority Lease Revenue,
             (National Healthcare Research and Education Project) Series 2000,
             (BNP Paribas LOC),
             2.000% 01/01/32**                                                           200
     4,000   Washington State Public Power Supply System Nuclear Project Number 3
             Revenue, Series 1990, (MBIA-IBC Insured),
             1.644% 07/01/05***                                                        3,968
                                                                                     -------
                                                                                      11,528
                                                                                     -------

             WEST VIRGINIA - 1.9%
     2,300   Marshall County, West Virginia PCR, (Mountaineer Carbon Company
             Project) Series 1985,
             2.190% 12/01/20**                                                         2,300
    49,700   West Virginia, State Parkways Economic Development & Tourism
             Authority, Series2003, (FGIC Go of Auth Insured, Dexia Credit Local
             LOC),
             1.960% 05/01/19**                                                        49,700
                                                                                     -------
                                                                                      52,000
                                                                                     -------

             WISCONSIN - 2.1%
     5,210   Allouez, Wisconsin GO, Series 2004, (AMBAC Insured, Merrill Lynch
             Capital Services SBPA),
             2.030% 04/01/24**#                                                        5,210
     3,600   Appleton, Wisconsin IDR, Series 1994, (U.S. Bank N.A. LOC),
             2.050% 12/15/09**                                                         3,600
     1,250   Waukesha, Wisconsin, Housing Authority, (Steeple View INC.
             Project), Series 2004, (Associated Bank of Milwaukee LOC),
             2.090% 12/01/34**                                                         1,250
     3,700   Wind Point, Wisconsin Revenue, (The Johnson Foundation Project)
             Series 2000, (Harris Trust & Savings Bank LOC),
             2.030% 09/01/35**                                                         3,700
     6,635   Wisconsin Center District Wisconsin Tax Revenue, Series 2004, (FSA
             Insured, Merrill Lynch Capital Services SBPA),
             2.030% 12/15/21**#                                                        6,635
    10,030   Wisconsin State GO, Series 2004, (FSA Insured, Merrill Lynch Capital
             Services SBPA)
             2.030% 05/01/08**#                                                       10,030
    15,900   Wisconsin State Health and Educational Facilities Authority Revenue,
             (Wheaton Franciscan Services Project) Series 1997, (Toronto Dominion
             Bank LOC),
             1.980% 08/15/16**#                                                       15,900
     3,500   Wisconsin State Health and Educational Facility Authority Revenue,
             (Mequon Jewish Project) Series 2003, (Bank One N.A. LOC),
             2.030% 07/01/28**                                                         3,500
     8,580   Wisconsin State, Health & Educational Facilities Authority Revenue,
             Series 2003, (MBIA Insured),
             2.150% 08/15/19**@@                                                       8,580
                                                                                     -------
                                                                                      58,405
                                                                                     -------

             WYOMING - 0.3%
     8,600   Platte County, Wyoming PCR, (Tri-State Generation & Transmission
             Project) Series 1984-A, (National Rural Utilities Finance LOC),

2.250% 07/01/14**                                                                          8,600
                                                                                      ----------

TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $2,917,364)                                                                   2,917,364
                                                                                      ----------

TOTAL INVESTMENTS
   (Cost $2,917,364*)                                                        106.9%    2,917,364
                                                                                      ----------

OTHER ASSETS AND LIABILITIES (NET)                                            (6.9)%    (187,859)
                                                                                      ----------

NET ASSETS                                                                   100.0%   $2,729,505
                                                                                      ==========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

*    Cost for federal income tax purposes is $2,917,364.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at December 31, 2004. These securities are subject to demand features of either one, seven or thirty days.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

# Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS
NATIONS TREASURY RESERVES
SCHEDULE OF INVESTMENTS                           DECEMBER, 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                            VALUE
  (000)                                                                                             (000)
---------                                                                                        ----------
            U.S. TREASURY OBLIGATIONS - 35.5%
            U.S. TREASURY BILLS - 1.8%
   $1,074   Discount note 04/21/05                                                               $    1,066
  153,000   Discount note 04/28/05                                                                  151,866
                                                                                                 ----------
                                                                                                    152,932
                                                                                                 ----------

            U.S. TREASURY NOTES - 33.7%
  725,000   1.625% 01/31/05                                                                         724,892
  188,000   1.500% 02/28/05                                                                         187,811
  713,000   1.625% 03/31/05                                                                         712,914
  815,000   1.625% 04/30/05                                                                         814,285
  200,000   6.750% 05/15/05                                                                         203,250
   89,000   5.750% 11/15/05                                                                          91,526
  205,000   1.875% 11/30/05                                                                         203,618
                                                                                                 ----------
                                                                                                  2,938,296
                                                                                                 ----------

            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $3,091,228)                                                                  3,091,228
                                                                                                 ----------

            REPURCHASE AGREEMENTS - 64.5%
  400,000   Agreement with ABM AMRO,
            1.450% dated 12/31/04 to be repurchased
            at $400,048 on 01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral
            valued at $408,000                                                                      400,000
  553,000   Agreement with BNP Paribas Bank, (New York),
            1.600%  dated 12/31/04 to be repurchased
            at $553,074 on 01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral
            valued at $564,061                                                                      553,000
2,000,000   Agreement with Bear Stearns Companies Inc.,
            1.500% dated 12/31/04 to be repurchased
            at $2,000,250 on  01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral valued
            at $2,040,793                                                                         2,000,000
  200,000   Agreement with Deutsche Bank Securities Inc.,
            1.200% dated 03/26/04 to be repurchased
            at 202,640 on 04/26/05 collateralized by:
            U.S. Treasury Obligations; collateral valued
            at $204,001@@                                                                           200,000
  400,000   Agreement with Greenwich Capital Markets Inc.,
            1.600% dated 12/31/04 to be repurchased
            at $400,053 on 01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral valued
            at $408,005                                                                             400,000
1,667,389   Agreement with UBS Warburg,
            1.600%dated 12/31/04 to be repurchased
            at $1,667,611 on  01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral valued
            at $1,700,738                                                                         1,667,389
  400,000   Agreement with Westdeutsche Landesbank Girozentrale,
            1.550% dated 12/31/04 to be repurchased
            at $400,052 on 01/03/05 collateralized by:
            U.S. Treasury Obligations; collateral valued
            at $408,001                                                                             400,000
                                                                                                 ----------

            TOTAL REPURCHASE AGREEMENTS
               (Cost $5,620,389)                                                                  5,620,389
                                                                                                 ----------

TOTAL INVESTMENTS
   (Cost $8,711,617*)                                                        100.0%   8,711,617
                                                                                     ----------

OTHER ASSETS AND LIABILITIES (NET)                                             0.0%          22
                                                                                     ----------

NET ASSETS                                                                   100.0%  $8,711.639
                                                                                     ==========

Notes to Investment Portfolio:

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

*    Cost for federal income tax purposes is $8,711,617.

@@   Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
NATIONS SHORT-TERM MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.3%
            ALABAMA - 2.4%
  $ 1,000   Alabama State, Public School and College Authority, Revenue, Series     Aaa/AAA      $ 1,027
            1996, (MBIA Insured),
            5.250% 11/01/05
    2,000   Alabama, 21st Century Authority Settlement Revenue,                     Baa1/A-        2,089
            5.250% 12/01/07
    1,110   Birmingham, Alabama Waterworks & Sewer Board Water & Sewer              Aaa/AAA        1,094
            Revenue, Series 2004B, (FGIC Insured),
            2.880% 01/01/07
    1,145   Birmingham, Alabama Waterworks & Sewer Board Water & Sewer              Aaa/AAA        1,131
            Revenue, Series 2004B, (FGIC Insured),
            3.420% 01/01/08
    1,185   Birmingham, Alabama Waterworks & Sewer Board Water & Sewer              Aaa/AAA        1,175
            Revenue, Series 2004B, (FGIC Insured),
            3.890% 01/01/09
    2,000   Butler, Alabama, Industrial Development Board, PCR Refunding, (James    Ba2/A+         2,022
            River Project) Series 1993,
            5.500% 12/01/05
    2,100   Hoover, Alabama, GO, Series 2003, (MBIA Insured),                       Aaa/AAA        2,264
            5.000% 03/01/08
    1,000   Huntsville, Alabama, GO Refunding, Series 2002F,                        Aa2/AA         1,012
            4.000% 08/01/05
    5,000   Jefferson County, Alabama, Sewer Revenue, Series 2003C-10, (FSA         Aaa/AAA        5,000
            Insured),
            1.850% 02/01/42
    5,000   Jefferson County, Alabama, Sewer Revenue, Series 2003C-4,               Aaa/AAA        5,000
            1.800% 02/01/42
    3,085   Montgomery, Alabama, Downtown Redevelopment Authority Lease             Aaa/AAA        3,297
            Revenue Refunding, (State of Alabama Project) Series 2002,                           -------
            5.000% 10/01/07
                                                                                                  25,111
                                                                                                 -------

            ALASKA - 2.6%
      845   Alaska, Municipal Board Bank Authority, Revenue, AMT, Series 2003A,     Aaa/AAA          857
            (MBIA Insured),
            3.500% 12/01/05
    2,500   Alaska, Student Loan Corporation, Student Loan Revenue, Series          Aaa/AAA        2,672
            1999A, AMT, (AMBAC Insured),
            4.900% 07/01/08
    4,600   Anchorage, Alaska, Electric Utility Revenue Refunding, Senior Lien,     Aaa/AAA        4,773
            Series 1999, (MBIA Insured),
            5.000% 06/01/06
    4,890   Anchorage, Alaska, GO, Series 2002A, (MBIA Insured),                    Aaa/AAA        5,010
            4.000% 06/01/06
    1,000   North Slope Borough, Alaska, Capital Appreciation GO, Series 1995A,     Aaa/AAA          965
            (MBIA Insured),
            0.000%! 06/30/06
   10,700   North Slope Borough, Alaska, GO, Series 1996, (MBIA Insured),           Aaa/AAA       10,031
            0.0000%! 06/30/07
    1,500   North Slope Borough, Alaska, GO, Series 2000B, (MBIA Insured),          Aaa/AAA        1,448
            .000%! 06/30/06
    1,500   North Slope Borough, Alaska, GO, Series 2001A, (MBIA Insured),          Aaa/AAA        1,406
            .000%! 06/30/07                                                                      -------
                                                                                                  27,162
                                                                                                 -------

            ARIZONA - 2.2%
    6,250   Arizona State, Transportation Board Excise Tax Revenue, (Maricopa       Aa2/AA         6,425
            County Regional Area Road Fund Project) Series 2002,
            5.000% 12/15/05
    1,370   Arizona State, Transportation Board Highway Revenue Refunding,          Aa2/AA         1,501
            Series 1993A,
            5.000% 07/01/09
    2,400   Arizona, Electric Systems Revenue Refunding, (Salt River Project)       Aa2/AA         2,580
            Series 2002D,
            5.000% 01/01/08
      700   Arizona, University Medical Center, Corporation Hospital Revenue,       A3/BBB+          725
            Revenue Refunding, (GO of University Insured),
            5.000% 07/01/06
      300   Arizona, University Medical Center, Corporation Hospital Revenue,       A3/BBB+          317
            Revenue Refunding, (GO of University Insured),
            5.000% 07/01/07
    2,010   Maricopa County, Arizona, Unified High School District Number 210       Aa3/AA         2,113
            Phoenix, GO, Unrefunded Balance, Series 2009,
            5.000% 07/01/09
    2,925   Maricopa County, Arizona, Unified School District Number 97, GO         Aaa/NR         3,115
            Refunding, Series 2003, (FGIC Insured),
            5.000% 07/01/07
    5,225   Phoenix, Arizona, GO Refunding, Series 1993A,                           Aa1/AA+        5,465
            5.300% 07/01/06                                                                      -------
                                                                                                  22,241
                                                                                                 -------

            ARKANSAS - 1.7%
    3,500   Arkansas State, Development Finance Authority, Facilities Revenue,      Aa3/BBB        3,498
            (Waste Management Inc. Project) Series 2001, AMT, Mandatory Put
            08/01/04 @ 100,
            2.850% 08/01/21
    2,100   Arkansas State, GO, Series 2001A                                        Aa2/AA         2,176
            4.500% 08/01/06
    8,550   Arkansas State, GO, Series 2001A,                                       Aa2/AA         8,652
            4.000% 08/01/05
    3,000   Pope County, Arkansas, Revenue Refunding,                               Baa3/BBB-      3,039
            (Entergy Arkansas Incorporated Project) Series 2001,                                 -------
            AMT, Mandatory Put 09/01/05 @ 100,
            5.050% 09/01/28
                                                                                                  17,365
                                                                                                 -------

            CALIFORNIA - 0.1%
    1,150   California State, Department of Water Resources Power Supply            A3/BBB+        1,163
            Revenue, Series 2002A,                                                               -------
            5.500% 05/01/05

            COLORADO - 2.7%
    1,500   Colorado Health Facilities Authority Revenue, (Evangelical Lutheran)    A3/A-          1,500
            Series 2004B,
            3.750% 06/01/34
    5,000   Colorado, Platte River Power Authority, Power Revenue, Series           Aa3/AA-        5,189
            2003FF,
            5.000% 06/01/06
   14,895   Colorado, Public Highway Authority, Highway Revenue, Series 1997B,      Aaa/AAA       13,898
            (MBIA Insured),
            0.000%! 09/01/07
    2,370   Colorado, Regional Transportation District, Sales Tax Revenue           Aaa/AAA        2,541
            Refunding, Series 2003A, (FSA Insured),
            5.000% 11/01/07
    2,275   Denver City and County, Colorado, Airport Revenue Refunding, Series     Aaa/AAA        2,331
            2001D, AMT, (FSA Insured),
            5.000% 11/15/05
    1,000   Denver City and County, Colorado, Board Water Commission Refunding      Aa1/AA+        1,045
            Revenue, Series 2001B,
            5.000% 09/01/06
    1,000   Denver, Colorado, City and County Special Facilities Airport            Aaa/AAA        1,076
            Revenue, (Rental Car Project), Series 1999A, (MBIA Insured),                         -------
            5.500% 01/01/08

                                                                                                  27,580
                                                                                                 -------

            CONNECTICUT - 1.5%
    2,525   Connecticut State, GO, Series 1999A,                                    Aa3/AA         2,560
            5.000% 06/15/05
   10,000   Connecticut State, Special Tax Obligation Revenue Refunding,            Aaa/AAA       10,134
            (Transportation Infrastructure Project), Series 2003A,
            4.000% 09/01/05
    2,000   Connecticut State, Special Tax Obligation, Revenue Refunding,           A1/AA-         2,199
            (Transportation Infrastructure Project) Series 1993A,                                -------
            5.375% 09/01/08
                                                                                                  14,893
                                                                                                 -------

            DELAWARE - 0.1%
    1,000   Delaware, Transportation Authority, Transportation System Revenue,      Aaa/AAA        1,070
            Series 1998, (MBIA Insured),                                                         -------
            4.500% 07/01/09

            DISTRICT OF COLUMBIA - 0.7%
    2,840   District of Columbia, Private Schools Revenue, (Field School            Aa2/A+         2,840
            Project) Series 2001A, (First Union National Bank LOC),
            1.990%!! 07/01/31
    4,000   Metropolitan, Washington, District of Columbia, Airports Authority,     Aaa/AAA        4,244
            Virginia General Airport Revenue, Series 1997B, (FGIC Insured), AMT,                 -------
            6.000% 10/01/06
                                                                                                   7,084
                                                                                                 -------

            FLORIDA - 6.0%
    4,000   Broward County, Florida, Airport System Revenue Refunding, Series       Aaa/AAA        4,272
            2003K, (FGIC Insured),
            5.000% 10/01/07
    1,450   Broward County, Florida, Solid Waste System Revenue Refunding,          A1/A+          1,489
            Series 2003B,
            4.000% 07/01/06
    1,700   Escambia County, Florida, Health Facilities Authority, Revenue,         Aa2/AA         1,809
            (Ascension Health Credit Project) Series 2003A,
            5.000% 11/15/07
    2,195   Florida State, Board of Education, GO, Series 2003D,                    Aa2/AA+        2,334
            5.000% 06/01/07
    2,000   Florida State, Board of Education, GO, Series 2003I,                    Aa2/AA+        2,165
            5.000% 06/01/08
    5,000   Gainesville, Florida, Utilities System Revenue, Series 2003C,           Aa2/AA         5,441
            5.000% 10/01/08
    1,240   Greater Orlando Aviation Authority, Orlando, Florida, Airport           Aaa/AAA        1,332
            Facilities Revenue Refunding, Series 2002C, (MBIA Insured),
            5.250% 10/01/07
    1,795   Hillsborough County, Florida, Aviation Authority, Revenue Refunding,    Aaa/AAA        1,821
            (Tampa International Airport Project) AMT, Series 2003D,
            (MBIA Insured), 4.000% 10/01/05
    1,870   Hillsborough County, Florida, Aviation Authority, Revenue Refunding,    Aaa/AAA        1,954
            (Tampa International Airport Project) AMT, Series 2003D,
            (MBIA Insured), 5.000% 10/01/06
    7,000   Hillsborough County, Florida, Industrial Development Authority, PCR     Aa3/BBB-       7,126
            Refunding, (Tampa Electric Company Project) Series 1993,
            Mandatory Put 08/01/07 @ 100,
            4.250% 11/01/20
    2,000   Jacksonville, Florida, Sales Tax Revenue, (River City Renaissance       Aaa/AAA        2,069
            Project) Series 1995, (FGIC Insured), Prerefunded 10/01/05 @ 101,
            5.375% 10/01/18
    5,000   Jea, Florida, St. Johns River Power Park Systems Revenue Refunding,     Aa2/AA         5,232
            Series 2002,
            5.000% 10/01/06
    3,775   Jea, Florida, Water and Sewer Revenue, Series 2002B, (FSA Insured),     Aaa/AAA        4,062
            5.250% 10/01/07
    1,380   Kissimmee, Florida, Utilities Authority Electric System Revenue         Aaa/AAA        1,445
            Refunding, Series 2001, (AMBAC Insured),
            5.000% 10/01/06
    7,305   Miami-Dade County, Florida, Aviation Revenue Refunding, Series          Aaa/AAA        7,821
            1998A, AMT,
            5.250% 10/01/07

    1,300   Miami-Dade County, Florida, Aviation Revenue, (Miami International       Aaa/AAA      1,359
            Airport Project) Series 2002, (FGIC Insured),
            5.000% 10/01/06
    2,870   Miami-Dade County, Florida, Aviation Revenue, Series 2000-SG141,         Aaa/AAA      2,870
            (FGIC Insured, Societe Generale SPA),
            2.020%!! 10/01/29
    4,250   Pinellas County, Florida, Capital Improvement Revenue, Series 2000,      Aa3/AA-      4,350
            4.500% 01/01/06
    3,000   Tampa, Florida, Utility Tax and Special Revenue Refunding, Series        Aaa/AAA      3,089
            2001, (AMBAC Insured),                                                               ------
            6.000% 10/01/05
                                                                                                 62,040
                                                                                                 ------

            GEORGIA - 7.3%
    4,950   Atlanta, Georgia, Airport Facilities Revenue, Capital Appreciation,      Aaa/AAA      3,798
            Series 1991, (AMBAC -TCRS Insured),
            0.000%! 01/01/10
   10,000   Burke County, Georgia, Development Authority, PCR, (Oglethorpe Power     Aaa/AAA     10,000
            Corporation) Series 1993A, (FGIC Insured, Bayerische Landesbank
            SBA),
    3,100   Burke County, Georgia, Development Authority, PCR, (Oglethorpe Power     Aaa/AAA      3,100
            Corporation), Series 1999A,
            2.220% 01/01/20
    2,000   Burke County, Georgia, Development Authority, PCR, (Vogtle Project)      A2/A         2,000
            Series 1995,
            1.950% 10/01/32
    5,000   Burke County, Georgia, Development Authority, PCR, Series 1994,          A2/A         5,000
            1.890% 10/01/32
    3,330   Clayton County, Georgia, Housing Authority, Multi-Family Housing         Aaa/AAA      3,498
            Revenue Refunding, (Tara Court II Apartments Project) Series 2001,
            (FNMA Liquidity Facility), Mandatory Put 12/01/11 @ 100,
            4.350% 12/01/31
    1,200   Coweta County, Georgia, School District Sales Tax, GO, Series 2002,      Aa2/AA+      1,250
            (State Aid Withholding),
            4.000% 08/01/07
    2,000   Coweta County, Georgia, School District, GO, Series 2002, (State Aid     Aa2/AA+      2,134
            Withholding),
            5.000% 08/01/07
    2,000   Dalton, Georgia, Building Authority, Revenue, Series 2001,               Aa3/A+       2,030
            5.000% 07/01/05
    2,300   DeKalb County, Georgia, Development Authority, Industrial                Aa2/AA+      2,300
            Development Revenue, (Rock-Tenn Converting Company Project) Series
            1995, (SunTrust Bank, Atlanta LOC),
            2.060%!! 04/01/10
    6,185   DeKalb County, Georgia, Special Recreation Tax District, GO, Series      Aaa/AA+      6,510
            2001,
            5.000% 12/01/06
    2,600   Fayette County, Georgia, School District, GO, Series 2001, (State        Aa3/AA       2,866
            Aid  Withholding),
            5.250% 03/01/09
      950   Gainesville and Hall County, Georgia, Hospital Authority, Revenue        Aa2/A-         975
            Refunding, (Northeast Georgia Health System, Inc. Project),
            4.000% 05/15/07
    2,500   Georgia, George L. Smith II World Congress Center Authority, Revenue     Aaa/AAA      2,550
            Refunding, (Domed Stadium Project) Series 2000, AMT, (MBIA Insured),
            6.000% 07/01/05
    1,130   Georgia, Municipal Electric Authority Power Revenue Unrefunded,          A1/A         1,176
            Series 1998-W,
            6.400% 01/01/06
    2,855   Georgia, Private Colleges and Universities Authority, Revenue,           Aa2/AA       2,984
            (Emory University Project) Series 2002A,
            5.000% 09/01/06
    2,200   Gwinnett County, Georgia, Development Authority, IDR, (Maltese Signs     Aa3/AA+      2,200
            Inc. Project) Series 2000, AMT, (SunTrust Bank LOC),
            2.110%!! 02/01/15
    3,000   Houston County, Georgia, School District, GO, Series 2002, (State        Aa2/AA       3,086
            Aid Withholding),
            4.000% 09/01/06

    3,750   Monroe County, Georgia, Development Authority, PCR, (Georgia Power       Aaa/AAA      3,924
            Company Plant Scherer Project) Series 2001, (AMBAC Insured),
            Mandatory Put 12/01/08 @ 100,
            4.200% 01/01/12
    7,000   Richmond County, Georgia, Development Authority, IDR Refunding,          Aa2/A+       7,076
            (Archer Daniels Midland Project) Series 1993,
            5.300% 05/01/05
    6,000   Richmond County, Georgia, GO, Board of Education, Series 2002,(State     Aa2/AA       6,148
            Aid Withholding)                                                                     ------
            5.000% 11/01/05
                                                                                                 74,605
                                                                                                 ------

            HAWAII - 1.3%
    9,815   Hawaii State, Airports System Revenue, AMT, (FGIC Insured),              Aaa/AAA     10,520
            5.000% 07/01/08
    2,500   Hawaii State, GO Refunding, Series 2002CY, (FSA Insured),                Aaa/AAA      2,651
            5.250% 02/01/07                                                                      ------
                                                                                                 13,171
                                                                                                 ------

            IDAHO - 1.0%
   10,495   Idaho, Housing and Finance Association, (Single Family Mortgage          NR/NR       10,495
            Project) Series 2002B-I, (Bayerische Landesbank Girozentrale                         ------
            Liquidity Facility),
            2.050%!! 07/01/33

            ILLINOIS - 6.4%
    1,260   Broadview, Illinois, Tax Increment Revenue, Series 1999,                 NR/NR        1,269
            4.750% 07/01/05
    5,000   Chicago, Illinois, (Capital Appreciation-Central Loop Project)           Aaa/AAA      4,470
            Refunding GO, Series 2003A, (XLCA Insured),
            0.000%! 12/01/08
    2,000   Chicago, Illinois, Metropolitan Water Reclamation District, Greater      Aaa/AA+      2,145
            Chicago Capital Improvement Bonds, Series 2002D,
            5.000% 12/01/07
    2,000   Chicago, Illinois, Public Building Commission Building Revenue,          Aaa/AAA      2,070
            Series 1999A, (FGIC Insured),
            5.500% 02/01/06
    1,040   Chicago, Illinois, Single Family Mortgage Revenue, Series 2001, AMT,     Aaa/AAA      1,040
            (FNMA/GNMA/FHLMC COLL, Merrill Lynch Capital Services SBA),
            2.080%!! 04/01/07
    4,545   Cook County, Illinois, GO Refunding, Series 2003B, (MBIA Insured),       Aaa/AAA      4,870
            5.000% 11/15/07
    1,885   Cook County, Illinois, High School District No 209 Proviso Township,     Aaa/AAA      1,753
            GO, Series 2004, (FSA Insured),
            0.000%! 12/01/09
    5,580   Cook County, Illinois, Township High School District Number 211          Aa1/AA       5,729
            Palatine and Schaumb, GO, Series 2001,
            5.000% 12/01/05
    1,400   Evanston, Illinois, GO Refunding, Series 2002C,                          Aaa/AAA      1,438
            5.000% 01/01/06
    5,205   Illinois State, GO Refunding, Series 2001, (FSA Insured),                Aaa/AAA      5,471
            5.250% 10/01/06
    1,500   Illinois State, GO, Series 2001,                                         Aa3/AA       1,511
            5.000% 04/01/05
    4,500   Illinois State, GO, Series 2001,                                         Aa3/AA       4,609
            5.000% 11/01/05
    1,680   Illinois State, GO, Series 2001,                                         Aa3/AA       1,781
            5.000% 05/01/07
    7,350   Illinois, Development Finance Authority, PCR, Revenue Refunding,         Aaa/AAA      7,610
            (Commonwealth Edison Company), Series 1996, (AMBAC Insured),
            4.400% 12/01/06
    5,000   Illinois, Educational Facilities Authority Revenue, (University of       Aa1/AA       5,208
            Chicago) Series 2001B-2,
            4.000% 07/01/36
    6,955   Illinois, Educational Facilities Authority, Revenue, (National Louis     Aa2/A+       6,955
            University) Series 1999A, (American National B&T LOC),
            2.010%!! 06/01/29
    1,000   Northern Illinois University Revenue, Auxiliary Facilities System,       Aaa/AAA        959
            Series 1992, (FGIC Insured),
            0.000%! 10/01/06

    1,000   Schaumberg, Illinois, GO, Series 2002A                                   Aa1/AA+      1,054
            5.000% 01/01/07
    5,000   University of Illinois, Certificates of Partnerships, (University of     Aaa/AAA      5,249
            Illinois-Integrate Project), (AMBAC Insured),                                        ------
            5.250% 10/01/06
                                                                                                 65,191
                                                                                                 ------

            INDIANA - 1.4%
    1,585   Fort Wayne, Indiana, Sewage Works Improvements, Revenue Refunding,       Aaa/AAA      1,651
            Series 2002B, (AMBAC Insured),
            5.000% 08/01/06
    1,550   Indiana State, Office Building Commission Facilities Revenue,            Aaa/AAA      1,648
            Indiana State Museum Facility, Series 2003, (MBIA Insured),
            5.000% 07/01/07
    1,500   Rockport, Indiana, PCR Refunding, (AEP Generating Company Project)       Aaa/AAA      1,537
            Series 1995A, Mandatory Put 07/13/06 @ 100,
            4.050% 07/01/25
    6,000   Rockport, Indiana, PCR Refunding, (AEP Generating Company Project)       Aaa/AAA      6,149
            Series 1995B, (AMBAC Insured, Bank of New York SBPA), Mandatory
            Put 07/13/06 @ 100,
            4.050% 07/01/25
    3,000   Rockport, Indiana, PCR Refunding, (Indiana Michigan Power Company        Baa2/BBB     2,981
            Project), Series 2003C,                                                              ------
            2.625% 04/01/25
                                                                                                 13,966
                                                                                                 ------

            IOWA - 0.1%
    1,000   Des Moines, Iowa, GO Refunding, Series 1996F,                            Aa2/AA+      1,012
            5.000% 06/01/06                                                                      ------

            KANSAS - 1.0%
    9,000   Burlington, Kansas, Environmental Improvement Revenue Refunding,         A3/BBB       9,401
            (Power and Light Project) Series 1998C, Mandatory Put 10/01/07 @
            100,
            4.75% 09/01/15
    1,100   Johnson County, Kansas, Water District No. 001, Water Revenue,           Aaa/AAA      1,162
            Series 1996A,                                                                        ------
            5.250% 12/01/06
                                                                                                 10,563
                                                                                                 ------

            KENTUCKY - 0.4%
    1,945   Kentucky State, Property and Buildings Community, Revenue Refunding,     Aaa/AAA      1,979
            (Number 74 Project) Series 2002,
            5.000% 08/01/05
    2,250   Kentucky, Asset/Liability Commission General Fund, Revenue               Aaa/AAA      2,484
            Refunding, Series 2003A, (AMBAC Insured),                                            ------
            5.000% 07/15/10
                                                                                                  4,463
                                                                                                 ------

            LOUISIANA - 2.2%
    5,000   Calcasieu Parish, Louisiana, Industrial Development Board, PCR           Baa1/BBB+    5,180
            Refunding, (Occidental Petroleum Project) Series 2001,
            4.800% 12/01/06
    3,000   Louisiana State, Energy and Power Authority, Revenue Refunding,          Aaa/AAA      3,091
            (Power Project) Series 2000, (FSA Insured),
            5.250% 01/01/06
    1,000   Louisiana State, Offshore Term Authority, Deepwater Port Revenue         A3/A         1,026
            Refunding, (Loop LLC Project) Series 2003, Mandatory Put 09/01/08 @
            100,
            4.000% 09/01/23
    4,850   Louisiana, Public Facilities Authority, Hospital Revenue Refunding,      Aaa/AAA      4,850
            Series 1998B, (MBIA Insured),
            1.830%!! 07/18/16
    1,850   Louisiana, Regional Transportation Authority, Revenue, Series 1998,      Aaa/AAA      1,877
            (MBIA Insured), Prerefunded 05/01/05 @ 100.093,
            6.125% 05/01/10
    7,110   New Orleans, Louisiana, Public Improvement, GO, Series 1997A, (FGIC      Aaa/AAA      6,640
            Insured), Prerefunded 12/01/06 @ 100,                                                ------
            0.0000%! 09/01/07
                                                                                                 22,664
                                                                                                 ------

            MAINE - 0.2%
    1,900   Baileyville, Maine, PCR, (Georgia-Pacific Corporation Project)                        1,909
            Series 1998,  Ba3/A+                                                                 ------
            4.750% 06/01/05

            MARYLAND - 0.7%
    3,450   Baltimore, Maryland, Refunding and Conservative Public Improvement       Aaa/AAA      3,450
            GO, Series 2003A, (FSA Insured),
            1.800% 10/15/20
    3,680   Maryland State, Economic Development Corporation Lease Revenue,          Aaa/AAA      3,898
            Maryland Aviation Administration Facilities, Series 2003,                            ------
            (FSA Insured),
            5.000% 06/01/07
                                                                                                  7,348
                                                                                                 ------

            MASSACHUSETTS - 0.5%
    5,160   Boston, Massachusetts, GO Refunding, Series 2002C,                       Aa2/AA       5,561
            5.000% 02/01/08                                                                      ------

            MICHIGAN - 2.0%
    1,000   Kent County, Michigan, Airport Facilities Revenue, (Kent County          Aaa/AAA      1,020
            International Airport Project) Series 1995, AMT,
            Prerefunded 01/01/05 @ 102,
            6.100% 01/01/25
    1,000   Michigan State, Hospital Finance Authority, Revenue,                     Aa2/AA       1,025
            (Ascension Health Credit Project) Series 1999B,
            Mandatory Put 11/15/05 @ 100,
            5.200% 11/15/33
    1,800   Michigan State, Hospital Finance Authority, Revenue, Mandatory Put       Aa2/AA       1,891
            11/15/06 @100,
            5.300% 11/15/33
    4,800   Michigan State, Housing Development Authority,                           Aaa/AAA      4,800
            Rental Housing Revenue, Series 2000B, (MBIA Insured,
            Morgan Guaranty Trust),
            1.960%!! 04/01/24
    2,000   Michigan State, Strategic Fund Solid Waste Disposal Revenue              Aa3/BBB      2,021
            Refunding, (Waste Management Inc. Project) Series 2002,
            Mandatory Put 12/01/05 @ 100,
            4.200% 12/01/12
    2,000   Michigan State, Trunk Line Capital Appreciation Revenue,                 Aaa/AAA      1,969
            Series 1992A, (AMBAC Insured),
            0.000%! 10/01/05
    1,900   Michigan, Municipal Bond Authority, Revenue, Clean Water Revolving       Aaa/AAA      2,070
            Fund, Series 2001,
            5.000% 10/01/08
    5,330   Oakland, Michigan, University of Michigan, Revenue, Series 2001,         Aaa/AAA      5,330
            (FGIC Insured),                                                                      ------
            2.000%!! 03/01/31
                                                                                                 20,126
                                                                                                 ------

            MINNESOTA - 0.5%
    1,520   Lake Superior, Minnesota, Independent School District No. 381, GO,       Aaa/AAA      1,665
            Series 2002A, (FSA SDCP),
            5.000% 04/01/09
    1,500   Minneapolis & St. Paul Housing & Redevelopment Authority                Baa1/BBB+     1,556
            Health Care, (HealthPartners Obligation Group project),
            4.500% 12/01/07
    2,200   Minneapolis, Minnesota, GO, Convention Center, Series 2002,              Aa1/AAA      2,307
            4.000% 12/01/07                                                                      ------
                                                                                                  5,528
                                                                                                 ------

            MISSISSIPPI - 1.4%
    6,750   Mississippi State, Gaming County Highway Improvements GO, Series         Aa3/AA       7,068
            2001B,
            5.000% 10/01/06
    2,000   Mississippi State, GO Refunding, Series 1996,                            Aa3/AA       2,099
            5.100% 12/01/09
    2,265   Mississippi State, GO, Series 2002,                                      Aa3/AA       2,330
            5.500% 11/01/05
    3,000   Mississippi, Business Finance Corporation, Mississippi Solid Waste       Aa3/BBB      2,951
            Disposal Revenue, (Waste Management, Inc.), (GTY AGMT-WMI Insured),                  ------
            3.350% 03/01/29
                                                                                                 14,448
                                                                                                 ------

            MISSOURI - 1.6%
    5,765   Missouri State, Board of Public State Office Buildings,                  Aa1/AA+      5,869
            Special Obligation Revenue Refunding, Series 2001B,
            4.000% 12/01/05
    2,250   Missouri State, Health and Educational Facilities Authority,             Aaa/AAA      2,285
            Revenue, (Saint Lukes Episcopal-Presbyterian Hospital Project)
            Series 2001, (FSA Insured),
            3.850% 12/01/05
    2,470   Missouri State, Health and Educational Facilities Authority,             Aaa/AAA      2,545
            Revenue, (Saint Lukes Episcopal-Presbyterian Hospital Project)
            Series 2001, (FSA Insured),
            4.000% 12/01/06
    4,000   Missouri State, Health and Educational Facilities Revenue,               Aa1/AA-      4,223
            (SSM Health Care Project) Series 2002A,
            5.000% 06/01/07
    1,000   Sikeston, Missouri, Electrical Revenue Refunding, Series 1992,           Aaa/AAA      1,088
            (MBIA Insured),                                                                      ------
            6.100% 06/01/07
                                                                                                 16,010
                                                                                                 ------

            NEBRASKA - 0.2%
    2,000   Nebraska, Public Water District Revenue, Series 2005B,                   Aaa/AAA      2,000
            (MBIA Insured),                                                                      ------
            5.250% 01/01/05

            NEVADA - 2.2%
    3,300   Clark County, Nevada, School District, GO Refunding, Series 1996,        Aaa/AAA      3,435
            (FGIC Insured),
            4.750% 06/15/09
    1,035   Henderson, Nevada, GO Refunding, Series 2001,                            Aa3/AA-      1,044
            4.000% 06/01/05
    2,000   Las Vegas, Nevada, GO Refunding, Series 2002B,                           Aa3/AA-      2,089
            4.000% 01/01/08
    4,325   Nevada State, Highway Improvement Revenue, Motor Vehicle Fuel Tax,       Aaa/AAA      4,637
            Series 2003, (MBIA Insured),
            5.000% 12/01/07
    3,250   Nevada State, Highway Improvement Revenue, Series 2000A,                 Aa3/AA       3,413
            5.000% 12/01/06
    7,000   Nevada State, Highway Improvement Revenue, Series 2000A,                 Aa3/AA       7,616
            5.000% 12/01/08                                                                      ------
                                                                                                 22,234
                                                                                                 ------

            NEW HAMPSHIRE - 0.3%
    3,000   New Hampshire State, Business Financial Authority, PCR Refunding,        Aaa/AAA      3,035
            (United Illumination Company Project) Series 1999A, (AMBAC Insured),                 ------
            Mandatory Put 12/03/07 @ 100,
            3.250% 12/01/29

            NEW JERSEY - 0.8%
    3,000   Essex County, New Jersey, GO Refunding, Series 1996A-1, (FGIC            Aaa/AAA      3,301
            Insured),
            6.000% 11/15/07
    1,175   New Jersey Economic Development Authority Revenue, (New Jersey           Aaa/AAA      1,225
            Port District Project), (AMBAC Insured),
            7.050% 02/15/06
    1,260   New Jersey Economic Development Authority Revenue, North Jersey          Aaa/AAA      1,353
            Port District Project Revenue, (AMBAC Insured),
            7.100% 02/15/07
    1,445   New Jersey Economic Development Authority Revenue, North Jersey          Aaa/AAA      1,621
            Port District Revenue, (AMBAC Insured),
            7.150% 02/15/09
    1,100   New Jersey Economic Development Authority, (Geriatic and Medical         Aaa/AAA      1,106
            Services, Inc. Project) Revenue Refunding, Series 1992,                              ------
            7.000% 02/15/05
                                                                                                  8,606
                                                                                                 ------

            NEW MEXICO - 2.7%
   10,000   Farmington, New Mexico, PCR, Public Service Refunding, (San Juan         Baa2/BBB     9,912
            Project), Series 2003B,
            2.100% 04/01/33
    5,915   New Mexico State, GO Refunding, Series 2001B,                            Aa1/AA+      6,181
            5.000% 09/01/06
    2,900   New Mexico State, Hospital Equipment Loan Council Hospital Revenue,      Aa3/A+       3,059
            (Presbyterian Healthcare Project) Series 2001A,
            4.600% 08/01/08
    3,500   New Mexico State, Severance Tax Revenue, Series 2002,                    Aa2/AA       3,544
            4.500% 07/01/05
    5,000   New Mexico State, Severance Tax Revenue, Series 2002,                    Aa2/AA       5,320
            5.000% 07/01/07                                                                      ------
                                                                                                 28,016
                                                                                                 ------

            NEW YORK - 1.3%
    2,000   New York City, New York, Transitional Finance Authority, Revenue         Aa2/AA+      2,049
            Refunding, (Future Tax Secondary Project) Series 2002A,
            5.000% 11/01/05
    3,650   New York State, Environmental Facilities Corporation, Solid Waste        Aa3/BBB      3,632
            Disposal Revenue, (Waste Management Project), Series 2002A,
            2.900% 05/01/12
    1,000   New York State, Urban Development Corporation Revenue, Personal          Aaa/AAA      1,076
            Income Tax, Series 2002D, (FSA-CR Insured),
            5.000% 12/15/07
    1,300   New York, Port Authority New York & New Jersey Revenue, Series           A1/AA-       1,322
            2004, (GO of Auth Insured),
            4.000% 12/01/05
    1,400   New York, Port Authority New York & New Jersey Revenue, Series           A1/AA-       1,441
            2004, (GO of Auth Insured),
            4.000% 12/01/06
    1,600   New York, Port Authority New York & New Jersey Revenue, Series           A1/AA-       1,660
            2004, (GO of Auth Insured),
            4.000% 12/01/07
    1,900   New York, Port Authority New York & New Jersey Revenue, Series           A1/AA-       1,980
            2004, (GO of Auth Insured),                                                          ------
            4.000% 12/01/08
                                                                                                 13,160
                                                                                                 ------

            NORTH CAROLINA - 3.4%
    1,000   Charlotte, North Carolina, Certificates of Participation, (Equipment     Aa1/AA+      1,056
            Acquisition Project) Series 2003C,
            5.000% 03/01/07
    1,340   Charlotte-Mecklenburg, North Carolina, Hospital Authority Health         Aa3/AA       1,311
            Care System, Revenue Refunding,
            0.000%! 01/01/06
    1,465   Fayetteville, North Carolina, Installment Payment Revenue,               Aaa/AAA      1,532
            (Municipal Building Project) Series 2005,
            4.000% 02/01/08
    1,240   Fayetteville, North Carolina, Installment Payment Revenue,               Aaa/AAA      1,282
            (Municipal Building Project) Series 2005, (MBIA Insured),
            4.000% 02/01/07
    1,300   Guilford County, North Carolina, GO, Series 2004C, (Municipal            Aa1/AAA      1,355
            Government GTD Insured),
            4.000% 10/01/20
    1,285   Lincoln County, North Carolina, Lease Revenue, Series 2003, (FSA         Aaa/AAA      1,348
            Insured),
            4.500% 06/01/07
    2,070   North Carolina Infrastructure Finance Corporation Lease Purchase         Aa2/AA+      2,167
            Revenue, (Correctional Facilities Project), Series 2003,
            5.000% 10/01/06
    2,000   North Carolina State, School improvements GO, Series 1998A,              Aa1/AAA      2,146
            4.750% 04/01/11
    5,000   North Carolina, Eastern Municipal Power Agency, Power Systems            Aaa/AAA      5,643
            Revenue Refunding, Series 1993-B, (MBIA-IBC Insured),
            7.000% 01/01/08
    1,005   North Carolina, Medical Care Commission, Gaston Health Care Hospital      A1/A+       1,008
            Revenue, Series 1998,
            4.500% 02/15/05

     1,000   North Carolina, Medical Care Commission, Health Care Facilities        Aaa/AAA     1,004
             Revenue, (Gaston Memorial Hospital Project) Series 1995, (AMBAC-TCRS
             Insured),
             5.000% 02/15/05
     4,000   North Carolina, Medical Care Commission, Health Care Facilities        Aa3/AA-     4,112
             Revenue, (Novant Health Obligation Group Project) Series 2003A,
             4.000% 11/01/06
     1,675   North Carolina, Medical Care Commission, Health System Revenue,        Aa3/AA      1,813
             (Mission St. Hosephs Health System) Series 2001,
             5.000% 10/01/08
     3,000   North Carolina, Municipal Power Agency Number 1, Revenue, Series       Aaa/AAA     3,284
             1992, (MBIA-IBC Insured),
             7.250% 01/01/07
     1,125   Rutherford County, North Carolina, Certificates of Participation,      Aaa/AAA     1,165
             Series 2002,
             4.500% 09/01/06
     2,800   University of North Carolina, Revenue Refunding, Series 2002B,         Aa1/AA+     2,945
             5.000% 12/01/06
     1,920   Winston-Salem, North Carolina, Risk Acceptance Management              Aaa/AAA     1,920
             Corporation, Certificates of Participation, Series 1988,                          ------
             (Wachovia Bank, N.A. SBPA),
             2.000%!! 07/01/09
                                                                                               35,091
                                                                                               ------

             OHIO - 3.5%
     3,000   Dayton, Ohio, Special Facilities Revenue Refunding, (Air Freight       A1/BB+      3,389
             Corporation Project) Series 1993F,
             6.050% 10/01/09
     2,000   Dayton, Ohio, Special Facilities Revenue Refunding, Series 1993,       A1/BB+      2,260
             6.050% 10/01/09
     2,575   Dayton, Ohio, Special Facilities Revenue, (Air Freight Corporation     A1/BB+      2,914
             Project) Series 1988D, AMT,
             6.200% 10/01/09
     5,000   Hamilton County, Ohio, Local District Cooling Facilities Revenue,      Baa2/BBB    5,090
             (Trigen Cinergy-Remarketing 5/25/99),
             4.600% 06/01/23
    10,000   Ohio State, Higher Educational Capital Facilities Revenue, Series      Aa2/AA     10,742
             2002A-II,
             5.000% 12/01/07
     2,190   Ohio State, Highway Revenue, (Major New State Infrastructure) Series   Aa3/AA      2,261
             2002,
             4.500% 06/15/06
     5,000   Ohio State, Public Facilities Commission Revenue, (Higher Education    Aaa/AAA     5,098
             Capital Facilities Project) Series 1996 II-A,
             4.375% 11/01/05
     4,000   Ohio State, State Building Authority, Revenue, (Arts Facility          Aa2/AA      4,187
             Building Project) Series 1996,                                                    ------
             5.000% 10/01/06
                                                                                               35,941
                                                                                               ------

             OKLAHOMA - 1.3%
     6,000   Oklahoma State, Capital Improvement Authority, State Highway Capital   Aaa/AAA     6,620
             Improvement Revenue, (MBIA Insured),
             5.000% 12/01/09
     2,000   Oklahoma, Housing Development Authority, Revenue, Series 2000A,        Aa3/AA+     2,047
             (FHLMC COLL),
             5.100% 11/01/05
     1,165   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue, (Tulsa   Aaa/AAA     1,257
             International Airport), AMT, Series 2004A, (FGIC Insured),
             5.000% 06/01/09

     1,220   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue, (Tulsa   Aaa/AAA     1,319
             International Airport), AMT, Series 2004A, (FGIC Insured),
             5.000% 06/01/10

     1,500   Tulsa, Oklahoma, GO, Series 2001,                                      Aa2/AA      1,594
             4.250% 03/01/09                                                                   ------

                                                                                               12,837
                                                                                               ------

             OREGON - 0.4%
     2,055   Oregon State, Pension GO,                                              Aa3/AA-     2,039
             3.312% 06/01/07

     2,000   Oregon State, Pension GO,                                              Aa3/AA-     1,996
             3.742% 06/01/08                                                                   ------

                                                                                                4,035
                                                                                               ------

             PENNSYLVANIA - 3.2%
     6,600   Berks County, Pennsylvania, Revenue Bond, Series 2002,                 Aaa/AAA     6,600
             (MBIA Insured, Wachovia Bank N.A. SBPA),
             1.960%!! 11/01/23
     5,075   Chester County, Pennsylvania, GO Refunding, Series 1995B,              Aa1/AA      5,231
             Prerefunded 11/15/05 @ 100,
             5.625% 11/15/16
     8,450   Chester County, Pennsylvania, Industrial Development Authority,        NR/NR       8,450
             Revenue, (Malvern Prep School Project) Series 2001, (First Union
             National Bank LOC),
             2.040%!! 04/01/31
     3,800   Philadelphia, Pennsylvania, Industrial Development Authority, IDR      Baa2/AA-    3,845
             Refunding, (Ashland Oil Inc. Project) Series 1993,
             5.700% 06/01/05
     3,000   Philadelphia, Pennsylvania, School District, GO Refunding, Series      Aaa/AAA     3,140
             1998B, (MBIA Insured State Aid Withholding),
             5.000% 10/01/06
     5,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue, (MBIA-IBC    Aaa/AAA     5,233
             Insured),                                                                         ------
             5.500% 06/15/06
                                                                                               32,499
                                                                                               ------

             PUERTO RICO - 2.1%
     7,375   Puerto Rico Commonwealth, Public Improvement Refunding GO, Series      Baa1/A-     7,909
             2003C,
             5.000% 07/01/18
     3,000   Puerto Rico, Electric Power Authority Power Revenue Refunding,         A3/A-       3,118
             Series 2002,
             5.000% 07/01/06
     6,470   Puerto Rico, Public Buildings Authority Revenue Guaranteed,            Baa1/A-     7,026
             (Government Facilities) Series 2002C, (Commonwealth GTD),
             5.250% 07/01/08
     3,000   Puerto Rico, Public Buildings Authority Revenue Guaranteed,            Baa1/A-     3,134
             (Government Facilities) Series 2004K,                                             ------
             4.500% 07/01/22
                                                                                               21,187
                                                                                               ------

             SOUTH CAROLINA - 3.5%
     1,155   Florence County, South Carolina Hospital Revenue, (McLeod Regional     Aaa/AAA     1,266
             Medical Center Project) Series 2004A, (FSA Insured),
             5.000% 11/01/09
     1,330   Florence County, South Carolina, Hospital Revenue, (McLeod Regional    Aaa/AAA     1,440
             Medical Center Project) Series 1998A, (MBIA Insured),
             5.500% 11/01/07
     7,750   Richland County, South Carolina, Environmental Improvement Revenue     Baa2/BBB    7,977
             Refunding, (International Paper Company Project) Series 2002A,
             4.250% 10/01/07
     2,000   South Carolina Jobs Economic Development Authority Economic            Aa3/BBB+    1,997
             Development Revenue Refunding, (Republic Services Inc. Project),
             Series 2004, AMT,
             3.250% 04/01/34
     2,370   South Carolina State, Education Assistance Authority, Revenue          Aaa/AAA     2,400
             Refunding, (Guaranteed Student Loan Senior Lien Project) Series
             1993A-3, AMT, (GTD STD LNS),
             5.200% 09/01/05
     1,000   South Carolina State, Public Service Authority, Revenue, Series        Aaa/AAA     1,000
             1999A, (MBIA Insured),
             5.000% 01/01/05
     1,790   South Carolina, Jobs Economic Development Authority, Economic          Aa2/A+      1,790
             Development Revenue, (Bennettsville Printing Project) Series 1995,
             (First Union National Bank LOC),
             2.040%!! 09/01/10
     2,830   South Carolina, Jobs Economic Development Authority, Economic          NR/NR       2,830
             Development Revenue, (Shannon Forest Project) Series 2003,
             2.020% 04/01/23

       510   South Carolina, Jobs Economic Development Authority, Economic          Aa1/AA-       510
             Development Revenue, (Valley Proteins Inc. Project) Series 1995,
             (Harris Bank LOC),
             2.040%!! 04/01/10
     5,500   South Carolina, Jobs Economic Development Authority, Economic          Aa3/BBB     5,470
             Development Revenue, (Waste Management South Carolina Inc. Project)
             Series 2001, AMT, Mandatory Put 11/01/04 @ 100,
             3.300% 11/01/16
     1,030   South Carolina, Jobs Economic Development Authority, IDR, Series       NR/NR       1,030
             1998, (First Union National Bank LOC),
             2.140%!! 09/01/19
     4,500   South Carolina, Transition Infrastructure Bank Revenue, Series         Aaa/AAA     4,712
             1998A, (MBIA Insured),
             5.000% 10/01/06
     3,000   York County, South Carolina, PCR, Series 2000B1,                       Aa3/A       3,000
             1.950% 09/15/24                                                                   ------

                                                                                               35,422
                                                                                               ------

             SOUTH DAKOTA - 0.1%
     1,100   Rapid City, South Dakota, Sales Tax Revenue Refunding, Series 2002,    Aaa/AAA     1,116
             (AMBAC Insured),                                                                  ------
             5.500% 06/01/05

             TENNESSEE - 2.5%
     1,335   Franklin, Tennessee, Special School District, GO Refunding, Series     Aa2/AA+     1,377
             2002,
             4.500% 06/01/06
     1,125   Maury County, Tennessee, Go, Series 2004A, (MBIA Insured),             Aaa/AAA     1,179
             4.000% 04/01/08
    10,000   Memphis, Tennessee, Electric System Revenue, Series 2003A,             Aaa/AAA    10,979
             5.000% 12/01/09
     1,405   Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue   Aaa/AAA     1,428
             Refunding, AMT, Series 2002, (MBIA Insured),
             4.000% 11/15/05
     7,710   Memphis-Shelby County, Tennessee, Airport Authority, Special           Baa2/BBB    8,224
             Facilities Revenue Refunding, (Federal Express Corporation Project)
             Series 2001,
             5.000% 09/01/09
     2,700   Metropolitan Government Nashville & Davidson County, Tennessee, GO,    Aa2/AA      2,900
             Series 2004,                                                                      ------
             5.000% 11/15/07
                                                                                               26,087
                                                                                               ------

             TEXAS - 13.8%
     2,000   Arlington, Texas, Independent School District, GO Refunding, Series    Aaa/AAA     1,995
             2003, (PSF-GTD),
             0.000%! 02/15/05
       355   Austin, Texas, Airport System Revenue, Series 1995, Prerefunded        Aaa/AAA       371
             11/15/05 @102, (MBIA Insured),
             5.500% 11/15/06
     1,645   Austin, Texas, Airport System Revenue, Series 1995A, (MBIA Insured),   Aaa/AAA     1,720
             5.500% 11/15/06
     3,000   Austin, Texas, GO Refunding,                                           Aa2/AA+     3,284
             5.250% 09/01/08
     2,830   Austin, Texas, GO, Series 1995, Prerefunded 09/01/05 @ 100,            Aa2/AA+     2,895
             5.500% 09/01/12
     4,110   Austin, Texas, GO, Series 2001,                                        Aa2/AA+     4,499
             5.250% 09/01/08
     4,000   Austin, Texas, Utilities System Revenue Refunding, Series 1992A,       Aaa/AAA     4,267
             (MBIA Insured),
             6.000% 11/15/06
     1,720   Austin, Texas, Utilities System Revenue Refunding, Series 1993A,       Aaa/AAA     1,733
             (FGIC-TCRS Insured),
             5.375% 05/15/05
     3,000   Austin, Texas, Water and Waste Water System Revenue Refunding,         Aaa/AAA     3,049
             Series 2001A&B, (FSA Insured),
             6.500% 05/15/05
     6,160   Brazos River Authority, Texas, PCR Refunding, (TXU Electric Company    Baa2/BBB-   6,362
             Project) Series 2001B, Mandatory Put 11/01/06 @ 100,
             4.750% 05/01/29

    1,555   Carrollton, Texas, Farmers Branch Independent School District, GO        Aa2/AA       1,470
            Refunding, Series 1993,
            0.000%! 02/15/07
    1,245   Carrollton, Texas, Farmers Branch Independent School District, GO,       Aaa/AAA      1,313
            Series 2000, (PSF-GTD),
            5.000% 02/15/07
    1,000   Corpus Christi, Texas, Utilities System Revenue Refunding, Series        Aaa/AAA
            2002, 1,039 (Financial Security Assurance),
            4.000% 07/15/07
    1,000   Corpus Christi, Texas, Utilities Systems Revenue, Series 1999, (FSA      Aaa/AAA      1,064
            Insured),
            5.000% 07/15/07
    4,920   Dallas, Texas, Independent School District, GO, Series 1995,             Aaa/AAA      5,033
            (PSF-GTD), Prerefunded 08/15/05 @ 100,
            5.750% 08/15/13
    2,450   Dallas, Texas, Revenue Refunding, Series 2003C, (FSA Insured),           Aaa/AAA      2,639
            Mandatory Put 07/01/08 @ 100,
            5.000% 01/01/18
    1,000   Dallas, Texas, Waterworks and Sewer System Revenue Refunding,            Aa2/AA+      1,047
            Series 2001,
            5.000% 10/01/06
   12,615   Dallas, Texas, Waterworks and Sewer System Revenue Refunding,            Aa2/AA+     13,201
            Series 2002A,
            5.000% 10/01/06
    5,265   Dallas-Fort Worth, Texas, International Airport Revenue, Series          Aaa/AAA      5,754
            2002A, (MBIA Insured),
            5.500% 11/01/08
    1,330   Fort Bend, Texas, Independent School District, GO, Series 2002,          Aaa/AAA      1,417
            (PSF-GTD),
            5.000% 08/15/07
    5,000   Harris County, Texas (Toll Road) Series 2004B-2, (FGIC Insured),         Aaa/AAA      5,445
            5.000% 08/15/21
    4,000   Harris County, Texas, Health Facilities Development Authority,           Aaa/AAA      4,047
            Hospital Revenue, (Memorial Hospital Systems Project) Series 1997A,
            (MBIA Insured),
            4.875% 06/01/05
    2,000   Harris County, Texas, Health Facilities Development Corporation          Aa1/AA-      2,056
            Revenue, (St. Luke's Episcopal Hospital Project) Series 2001A,
            5.250% 02/15/06
    1,845   Houston, Texas, GO Refunding, Series 1998A,                              Aa3/AA-      1,854
            5.000% 03/01/05
    2,400   Houston, Texas, Water & Sewer System, Revenue Refunding, Junior          Aaa/AAA      2,147
            Lien, Series 1991C, (AMBAC Insured),
            0.000%! 12/01/08
    6,485   Houston, Texas, Water and Sewer Systems Revenue Refunding, Series        Aaa/AAA      6,188
            1991C, (AMBAC Insured),
            0.000%! 12/01/06
    6,445   Keller, Texas, Independent School District, GO, Series 1993,             Aaa/AAA      6,680
            (PSF-GTD), Prerefunded 02/15/06 @ 100,
            5.500% 08/15/13
    1,225   Lubbock, Texas, GO Refunding, Series 2002, (MBIA Insured),               Aaa/AAA      1,229
            4.750% 02/15/05
    1,145   Midlothian, Texas, Independent School District, GO, Series 1995,          Aaa/NR      1,088
            (PSF-GTD Insured),
            0.000% 02/15/07
    5,000   Red River Authority, Texas, Education Financing Revenue, (Parish Day     Aa3/AA+      5,003
            School Project) Series 2001A, (Allied Irish Bank plc-LOC), Mandatory
            Put 12/01/04 @ 100,
            3.100% 12/01/31
    2,440   Red River Authority, Texas, PCR Refunding, (Hoechst Celanese              Ba3/B       2,452
            Corporation Project) Series 1994,
            5.200% 05/01/07
    3,265   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,          Baa2/BBB-     3,449
            Series 2002,
            5.000% 10/01/07

    3,990   Sam Rayburn, Texas, Municipal Power Agency, Taxable Revenue             Baa2/BBB-     4,028
            Refunding, Series 2002,
            5.600% 10/01/05
    1,000   San Antonio, Texas, Water System Revenue, Series 2002A, (FSA             Aaa/AAA       1,037
            Insured),
            5.000% 05/15/06
    1,725   Socorro, Texas, Independent School District, GO Refunding, Series        Aaa/AAA       1,799
            2002, (PSF-GTD),
            5.000% 08/15/06
    2,000   Tarrant County, Texas, GO Refunding, Series 2004,                        Aaa/AAA       2,109
            4.000% 07/15/09
    3,030   Texas A&M University, Revenue, Series 1996,                              Aa1/AA+       3,072
            5.750% 05/15/05
    4,000   Texas Gulf Coast Waste Disposal Authority, Environmental Facility,      Baa2/BBB+      4,111
            Revenue Refunding, (Occidental Chemical Corporation Project) Series
            2001,
            4.200% 11/01/06
    5,000   Texas State, GO Refunding, Series 1992A,                                 Aa1/AA        5,739
            8.000% 10/01/07
    1,000   Texas State, Public Finance Authority, GO Refunding, Series 1997,        Aa1/AA        1,080
            5.250% 10/01/09
    1,100   Texas Tech University, Revenue Financing System Seventh Series,          Aaa/AAA       1,217
            (MBIA Insured),
            5.250% 08/15/09
    4,000   University of Texas, Permian University Revenue Refunding, Series        Aaa/AAA       4,166
            2002A,
            5.000% 07/01/06
    3,500   University of Texas, Permian University Revenue Refunding, Series        Aaa/AAA       3,794
            2002A,
            5.000% 07/01/08
    2,555   University of Texas, University Financing Systems Revenue, Series        Aaa/AAA       2,586
            2001C,                                                                               -------
            4.000% 08/15/05
                                                                                                 140,528
                                                                                                 -------

            UTAH - 0.7%
    2,000   Utah County, Utah, Hospital Revenue, (IHC Health Services Inc.           Aa2/AA+       2,022
            Project)t Series 2002,
            5.000% 05/15/05
    5,000   Utah, Intermountain Power Agency, Power Supply Revenue Refunding,        Aaa/AAA       5,316
            Series 1998A, (MBIA Insured),                                                        -------
            5.000% 07/01/07
                                                                                                   7,338
                                                                                                 -------

            VIRGINIA - 2.6%
    2,000   Arlington County, Virginia, Industrial Development Authority,             A2/AA        2,034
            Hospital Facilities Revenue, (Virginia Hospital Center Project)
            Series 2001,
            5.500% 07/01/05
    4,000   Fairfax County, Virginia, Economic Development Authority, Resource       Aaa/AAA       4,278
            Recovery, Revenue Refunding, Series 1998A, AMT, (AMBAC Insured),
            5.950% 02/01/07
    4,345   Loudon County, Virginia, Industrial Development Authority Public          Aa2/AA       4,560
            Safety Facility Lease Revenue, Series 2003B,
            5.000% 12/15/08
    5,000   Louisa, Virginia, Industrial Development Authority, Solid Waste &        A3/BBB+       4,916
            Sewer Disposal Revenue, (Virginia Electric & Power Company Project),
            Series 2000A,
            2.350% 09/01/30
    5,635   Virginia, Commonwealth Transportation Board, Federal Highway              Aa2/AA       5,720
            Reimbursement Notes Revenue, Series 2002,
            4.000% 10/01/05
    1,730   Virginia, Port Authority, Commonwealth Revenue, Series 1996, AMT,        Aa1/AA+       1,763
            5.750% 07/01/05
    1,120   Virginia, Port Authority, Port Facility Revenue, Series 2003, (MBIA      Aaa/AAA       1,171
            Insured),
            4.000% 07/01/09
    1,015   Virginia, Port Authority, Port Facility Revenue, Series 2003, (MBIA      Aaa/AAA       1,077
            Insured),
            5.000% 07/01/07

    1,065   Virginia, Port Authority, Port Facility Revenue, Series 2003, (MBIA      Aaa/AAA      1,148
            Insured),                                                                            ------
            5.000% 07/01/08
                                                                                                 26,667
                                                                                                 ------

            WASHINGTON - 2.3%
    4,220   King County, Washington, School District Number 408 Auburn, GO,           A1/A+       4,439
            Series 1992-A,
            6.375% 12/01/06
    2,000   Lewis County, Washington, Public Utilities District No. 001, Revenue     Aaa/AA-      2,092
            Refunding, Series 2003,
            5.000% 10/01/06
    2,605   Seattle, Washington, GO, Series 2001,                                    Aa1/AAA      2,636
            4.000% 08/01/05
    1,000   Seattle, Washington, Municipal Light and Power Revenue, Series 2001,     Aaa/AAA      1,034
            (FSA Insured),
            5.250% 03/01/06
    2,750   Seattle, Washington, Port of Seattle Revenue, AMT, Series 2001B,         Aaa/AAA      2,980
            (FGIC Insured),
            5.500% 04/01/08
    3,655   Washington State, GO Refunding, Series 2002R-A,                          Aa1/AA       3,816
            5.000% 09/01/06
    1,500   Washington State, GO, Series 2001B,                                      Aa1/AA       1,566
            5.000% 09/01/06
    5,000   Washington State, GO, Series 2001R-A,                                    Aa1/AA       5,106
            5.250% 09/01/05                                                                      ------
                                                                                                 23,669
                                                                                                 ------

            WEST VIRGINIA - 0.1%
    1,000   Putnam County, West Virginia, PCR Refunding, (Appalachian Power          Baa2/BBB       993
            Company Project) Series, 2003E,                                                      ------
            2.800% 05/01/19

            WISCONSIN - 2.3%
    1,375   Appleton, Wisconsin, Waterworks Revenue Refunding, Series 2001,          Aaa/AAA      1,422
            (FGIC Insured),
            4.000% 01/01/07
    1,000   Appleton, Wisconsin, Waterworks Revenue Refunding, Series 2001,          Aaa/AAA      1,046
            (FGIC Insured),
            4.000% 01/01/08
    5,000   Kaukauna, Wisconsin, PCR Refunding, (International Paper Project)        Baa2/BBB     5,197
            Series 1997A,
            5.150% 07/01/06
    2,070   Milwaukee, Wisconsin, GO Refunding, Series 2002, (FSA Insured),          Aaa/AAA      2,210
            5.000% 09/01/07
    2,080   Milwaukee, Wisconsin, GO Refunding, Series 2002W, (FSA Insured),         Aaa/AAA      2,231
            4.500% 03/15/09
    1,695   Osh Kosh, Wisconsin, Area School District, GO Refunding, Series          Aaa/AAA      1,748
            1996B, (MBIA-IBC Insured),
            4.900% 03/01/06
    1,615   Wisconsin State, Clean Water Revenue, Series 1,                          Aa2/AA+      1,665
            4.500% 06/01/06
    2,250   Wisconsin State, GO Refunding, Series 1993,                              Aa3/AA-      2,355
            4.900% 11/01/06
    4,000   Wisconsin State, GO Refunding, Series 1998,                              Aa3/AA-      4,040
            5.000% 05/01/05
    1,005   Wisconsin State, Health and Education Facilities Authority, Revenue,     Aaa/AAA      1,056
            (Gundersen Lutheran Hospital Project) Series 2003A, (FSA Insured),
            5.000% 02/15/07
    1,030   Wisconsin State, Health and Educational Facilities Authority,            Aaa/AAA      1,032
            Revenue, (Gundersen Lutheran Project) Series 2003A, (FSA Insured),                   ------
            4.000% 02/15/05
                                                                                                 24,002
                                                                                                 ------

            WYOMING - 1.0%
    2,300   Campbell County, Wyoming, School District Number 001-Gillette, GO,       Aaa/AAA      2,404
            Series 1996, (SCH BD GTY),
            5.550% 06/01/06

    8,350   Uinta County, Wyoming PCR, (Amoco Project Remarketing 12/01/03),          NR/NR          8,274
            2.250% 07/01/26                                                                      ---------

                                                                                                    10,678
                                                                                                 ---------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $1,000,764)                                                                 1,007,910
                                                                                                 ---------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 1.1%

   11,530   Nations Tax-Exempt Reserves, Capital Class#                                              11,530
                                                                                                 ----------

            TOTAL AFFILIATED INVESTMENT COMPANIES
            (Cost $11,530)                                                                           11,530
                                                                                                 ----------
            TOTAL INVESTMENTS

               (Cost $1,012,294*)                                                      99.4%      1,019,440
                                                                                                 ----------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                    0.6%          6,086
                                                                                                 ----------

            NET ASSETS                                                                100.0%     $1,025,526
                                                                                                 ==========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,012,294.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    8,809          1,663           7,146

!    Zero coupon security. The rate shown reflects the yield to maturity.

!!   Floating rate note. The interest rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC            Ambac Assurance Corporation
AMBAC-TCRS       American Municipal Bond Assurance Corporation
                    Transferable Custodial Receipts
AMT              Alternative Minimum Tax
FGIC             Financial Guaranty Insurance Company
FHLMC COLL       Federal Home Loan Mortgage Corporation collateral
FNMA             Federal National Mortgage Association
FNMA COLL        Federal National Mortgage Association collateral
FSA              Financial Security Assurance Inc.
FSA-CR           Financial Security Assurance - Custodial Receipts
GO               General Obligations

GNMA             Government National Mortgage Association
GTD              Guarantee
GTD-AGMT         Guarantee Agreement
LOC              Letter of Credit
MBIA             MBIA Insurance Corporation
MBIA-IBC         MBIA Insurance Corporation - Insured Bond Certificate
NR               Not Rated
PSF-GTD          Permanent School Fund Guarantee
SBA              Small Business Administration
VA               Veterans Administration
WMI              Waste Management Inc.

NATIONS FUNDS
NATIONS INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   -------
            MUNICIPAL BONDS AND NOTES - 95.4%
            ALABAMA - 0.9%
    3,265   Alabama, Special Care Facilities Financing Authority, Hospital           Aaa/AAA     $ 3,484
            Revenue, (Charity Obligation Group Project) Series 1999A, (MBIA
            Insured, Escrowed to Maturity),
            4.625% 11/01/10
    2,500   Birmingham, Alabama, Baptist Medical Centers Special Care Facilities     Aaa/AAA       2,510
            Financing Authority, Revenue Refunding, (Baptist Medical Centers
            Project) Series 1993A, (MBIA Insured), 5.500% 08/15/05
    2,500   Birmingham, Alabama, Industrial Water Board, Industrial Water Supply     Aaa/AAA       2,695
            Revenue, Series 1978, (MBIA Insured),
            6.000% 07/01/07
      685   Birmingham, Alabama, Medical Clinic Board Revenue, (Baptist Medical      Aaa/AAA         766
            Centers Project) Series 1979,
            8.300% 07/01/08
    5,750   Courtland, Alabama, Industrial Development Board, Solid Waste            Baa2/BBB      5,787
            Disposal Revenue, (Champion International Corporation Project)                       -------
            Series 1993A, AMT,
            6.375% 03/01/29
                                                                                                  15,242
                                                                                                 -------
            ALASKA - 2.6%
    3,000   Alaska State, Housing Finance Corporation Revenue, Series 1992A, (GO      Aa2/AA       3,099
            of Corporation),
            6.000% 12/01/05
    1,965   Alaska State, Housing Finance Corporation Revenue, Series 1995A,         Aaa/AAA       2,028
            (MBIA, FHA/VA/FNMA Mortgages),
            5.800% 12/01/12
   11,500   Alaska State, Housing Finance Corporation Revenue, Series 1997A,         Aaa/AAA      11,994
            (MBIA Insured, GO of Corporation),
            6.000% 06/01/27
    1,505   Alaska State, Housing Finance Corporation, Revenue, Series 1995A,        Aaa/AAA       1,560
            (MBIA Insured),
            5.400% 06/01/08
    3,345   Alaska, Industrial Development and Export Authority, Revenue             Aaa/AAA       3,589
            Refunding, Series 1998A, AMT, (MBIA Insured),
            5.250% 04/01/12
      895   Alaska, Industrial Development and Export Authority, Revenue,             A2/A-          902
            Series 1995A, (GO of Authority),
            6.000% 04/01/05
    1,250   Alaska, Student Loan Corporation, Revenue, Series 1997A, AMT,            Aaa/AAA       1,301
            (AMBAC Insured),
            5.200% 07/01/06
    2,000   Anchorage, Alaska, Electric Utility Revenue, Senior Lien,                Aaa/AAA       2,108
            (Municipal Light and Power Project) Series 1996C, (AMBAC Insured),
            5.300% 12/01/11
    5,000   Anchorage, Alaska, GO Refunding, Schools, Series 2004B,                  Aaa/AAA       5,644
            (AMBAC Insured),
            5.250% 12/01/15
   10,600   Anchorage, Alaska, GO Refunding, Series 2002, (MBIA Insured),            Aaa/AAA      11,812
            5.250% 07/01/10
    1,000   Fairbanks, Alaska, North Star Borough GO Refunding, Series 1993S,        Aaa/AAA       1,091
            (MBIA Insured),                                                                      -------
            5.500% 03/01/08
                                                                                                  45,128
                                                                                                 -------

            ARIZONA - 2.6%
      500   Arizona State, Power Authority, Power Reserves Revenue, Series 2001,     Aa2/AA         552
            5.000% 10/01/10
    1,500   Arizona, Educational Loan Marketing Corporation, Educational Loan        NR/NR        1,517
            Revenue, Series 1993,
            6.300% 12/01/08
    1,500   Arizona, Health Facilities Authority, Hospital Systems Revenue           Aaa/AAA      1,545
            Refunding, (Samaritan Health Systems Project) Series 1993, (MBIA
            Insured),
            5.400% 12/01/05
   10,000   Arizona, School Facility Board, Certificate of Participation,            Aaa/AAA     11,133
            Series 2003A, (MBIA Insured),
            5.250% 09/01/14
    3,715   Maricopa County, Arizona, Industrial Development Authority, Health       Aa1/AA       4,001
            Facilities Revenue, Series 1999A, (GNMA COLL, FHA),
            6.300% 09/20/38
       70   Maricopa County, Arizona, Industrial Development Authority, Single       Aaa/AAA         70
            Family Mortgage Revenue, Series 2001-1B, (GNMA/FHLMC COLL),
            6.100% 09/01/28
    6,300   Maricopa County, Arizona, Unified High School District Number 210,       Aaa/AAA      7,007
            GO, Series 2003, (MBIA Insured),
            5.000% 07/01/15
      910   Mohave County, Arizona, Elementary School District Number 016 Mohave     Aaa/AAA      1,009
            Valley, GO, Series 1997, (MBIA Insured),
            6.900% 07/01/07
    4,710   Phoenix, Arizona, Civic Improvement Corporation, Airport Revenue         Aaa/AAA      5,233
            Refunding, Senior Lien, Series 1999A, AMT, (FGIC Insured),
            5.500% 07/01/11
    1,000   Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue,     Aa2/AAA      1,114
            Senior Lien, (Municipal Courthouse Project) Series 1999A,
            5.500% 07/01/12
    1,210   Salt River, Arizona, Agriculture Improvement and Power District,         Aa2/AA       1,308
            Electric Systems Revenue Refunding, (Salt River Project) Series
            1993B,
            5.200% 01/01/08
      545   Tucson & Pima County, Arizona, Industrial Development Authority,         Aaa/AAA        577
            Single Family Mortgage Revenue, Series 2001A-1, AMT,
            (GNMA/FNMA/FHLMC COLL),
            6.350% 01/01/34
      825   Tucson and Pima County, Arizona, Industrial Development Authority,       Aaa/AAA        838
            Single Family Mortgage Revenue, Series 2001A-1, AMT,
            (GNMA/FNMA/FHLMC COLL),
            6.000% 07/01/21
      500   Tucson, Arizona, Airport Authority, Revenue, Series 2001, AMT,           Aaa/AAA        550
            (AMBAC Insured),
            5.500% 06/01/12
    1,000   Tucson, Arizona, GO Refunding, Series 1995, (FGIC Insured),              Aaa/AAA      1,027
            5.600% 07/01/07
    4,760   Tucson, Arizona, GO Refunding, Series 1998,                              Aa3/AA       5,488
            5.500% 07/01/18
    1,235   Yuma County, Arizona, Jail District Revenue, Series 1996,                Aaa/AAA      1,266
            (AMBAC Insured),                                                                     ------
            5.300% 07/01/09
                                                                                                 44,235
                                                                                                 ------

            ARKANSAS - 1.5%
   13,725   Arkansas State, Federal Highway Grant Anticipation GO, Series 2001A,     Aa2/AA      15,246
            5.250% 08/01/09
   10,000   Arkansas State, GO, Series 2000A,                                        Aa2/AA      11,063
            5.500% 08/01/11                                                                      ------
                                                                                                 26,309
                                                                                                 ------

            CALIFORNIA - 7.7%
    1,000   ABAG Finance Authority for Non-Profit Corporations, California,         Baa3/BBB-     1,088
            Multi-Family Revenue Refunding, Series 2000A, AMT, (GTY-AGMT),
            Mandatory Put 8/15/08 @ 100,
            6.400% 08/15/30
    8,000   ABAG Finance Authority for Non-Profit Corporations, California,         Baa3/BBB-     8,717
            Multi-Family Revenue Refunding, Series 2000B, (GTY-AGMT), Mandatory
            Put 8/15/08 @ 100,
            6.250% 08/15/30

   10,000   California State, Department of Water Resources Supply Revenue,          A3/BBB+      11,240
            Series 2002A,
            5.500% 05/01/11
    2,000   California State, Department of Water Resources, Power Supply            A3/BBB+       2,326
            Revenue, Series 2002A,
            6.000% 05/01/13
    1,000   California State, Economic Recovery, GO, Series 2004A,                   Aa3/AA-       1,044
            4.500% 01/01/07
    5,000   California State, Economic Recovery, GO, Series 2004A,                   Aaa/AAA       5,538
            (MBIA Insured),
            5.000% 07/01/15
    3,265   California State, GO, Series 2000,                                       A3/BBB        3,485
            5.000% 12/01/16
    2,000   California State, Public Works Board Lease Revenue, (Department of      Baa1/BBB-      2,222
            Health - Colinga) Series 2004A,
            5.500% 06/01/19
    1,750   California, Statewide Communities Development Authority, Apartment       Baa2/BBB      1,827
            Development Revenue Refunding, (Irvine Apartment Communities
            Project) Series 1998A-4, Mandatory Put 05/15/13 @ 100,
            5.250% 05/15/25
    5,500   California, Statewide Communities Development Authority, Revenue,        A3/AA         5,561
            Certificates of Participation, Series 1993,
            5.400% 11/01/15
    1,800   Citrus Heights, California, Water District Revenue, Series 2000,         Aaa/AAA       1,958
            (FGIC Insured),
            5.250% 10/01/20
    3,500   Golden State Tobacco Securitization Corporations, Tobacco Settlement     Baa3/BBB      3,502
            Revenue, Series 2003A,
            6.250% 06/01/33
    7,700   Los Angeles County, California, Metropolitan Transportation              Aaa/AAA       8,325
            Authority Sales Tax Revenue, (Property A First Tier Senior) Series
            2003A, (FSA Insured),
            5.000% 07/01/18
    6,280   Los Angeles County, California, Metropolitan Transportation              Aaa/AAA       6,814
            Authority Sales Tax Revenue, (Property A First Tier Senior) Series
            2003A, (FSA Insured),
            5.000% 07/01/17
   10,000   Los Angeles, California, Unified School District, Series 1998B,          Aaa/AAA      10,740
            5.000% 07/01/18
    6,425   Milpitas, California, Redevelopment Agency, Tax Allocation, Series       Aaa/AAA       7,033
            2003, (MBIA Insured),
            5.000% 09/01/15
    6,745   Milpitas, California, Redevelopment Agency, Tax Allocation, Series       Aaa/AAA       7,327
            2003, (MBIA Insured),
            5.000% 09/01/16
    3,000   Pico Rivera, California, Water Authority Revenue, (Water System          Aaa/AAA       3,370
            Project) Series 1999A, (MBIA Insured),
            5.500% 05/01/29
    6,000   Port Oakland, California, Port Revenue Refunding, Series 1997H, AMT,     Aaa/AAA       6,450
            (MBIA Insured),
            5.500% 11/01/15
   10,000   Sacramento, California, Municipal Utility District Electric Revenue      Aaa/AAA      11,116
            Refunding, Series 2003S, (FSA Insured),
            5.000% 11/15/09
    2,000   San Francisco, California, City and County Airport Commission,           Aaa/AAA       2,253
            International Airport Revenue Refunding, Series 2003B-29,
            (FGIC Insured),
            5.250% 05/01/13
   14,750   San Francisco, California, GO Refunding, Series 2002,                    Aa3/AA       16,438
            5.000% 06/15/11
    4,195   Santa Clara, California, Redevelopment Agency Tax Allocation,            Aaa/AAA       4,735
            (Bayshore North Project) Series 2002, (AMBAC Insured),                               -------
            5.500% 06/01/13
                                                                                                 133,109
                                                                                                 -------

            COLORADO - 2.9%
    1,000   Adams County, Colorado, School District Number 012, GO, Series 1997,     Aaa/AAA       1,093
            (FGIC Insured, State Aid Withholding),

            Prerefunded 12/15/07 @ 101,
            5.250% 12/15/09
    3,635   Aurora Centretech Metropolitan District, Colorado, GO Refunding,         Aa1/AA-      3,821
            Series 1998C, (BNP Paribas LOC), Mandatory Put 12/01/08 @ 100,
            4.875% 12/01/28
    2,445   Boulder Larimer and Weld Counties, Colorado State, Vrain Valley          Aaa/AAA      2,633
            School District, GO, Series 1997, (FGIC Insured),
            5.000% 12/15/10
   10,000   Colorado, E-470 Public Highway Authority, Refunding Revenue,             Aaa/AAA      7,412
            Series 1997B, (MBIA Insured),
            3.940%! 09/01/12
    4,000   Colorado, Northwest Parkway Public Highway Authority, Revenue,           Aaa/AAA      3,230
            Series 2001C,
            1.300%! 06/15/21
    3,075   Denver, Colorado, City and County Airport Revenue Refunding,             Aaa/AAA      3,415
            Series 2000A, AMT, (AMBAC Insured),
            6.000% 11/15/15
   10,300   Denver, Colorado, City and County Airport Revenue, Series 1995C,         Aaa/AAA     12,169
            (MBIA Insured),
            6.500% 11/15/12
    5,570   Denver, Colorado, City and County Excise Tax Revenue Refunding,          Aaa/AAA      6,139
            Series 1999A, (FSA Insured),
            5.375% 09/01/11
    1,630   Denver, Colorado, Health and Hospital Authority, Healthcare Revenue,     Baa3/BBB     1,709
            Series 2001A,
            6.000% 12/01/23
    7,385   Douglas County, Colorado, School District Number RE-1, Douglas and       Aaa/AAA      8,347
            Elbert Counties, GO, Series 2001, (MBIA Insured, State Aid                           ------
            Withholding), Prerefunded 12/15/2011 @ 100,
            5.250% 12/15/13
                                                                                                 49,968
                                                                                                 ------

            CONNECTICUT - 1.1%
   10,470   Connecticut State, GO, Series 2002D,                                     Aa3/AA      11,524
            5.250% 11/15/08
    7,800   Stamford, Connecticut, Housing Authority, Multi-Family Revenue          Baa1/BBB+     8,016
            Refunding, (Housing-Fairfield Apartments Project) Series 1998, AMT,                  ------
            Mandatory Put 12/01/08 @ 100,
            4.750% 12/01/28
                                                                                                 19,540
                                                                                                 ------

            DISTRICT OF COLUMBIA - 0.7%
    1,375   District Columbia, Revenue, (Georgetown University Project) Series       Aaa/AAA      1,475
            1988C, (MBIA Insured),
            4.850% 04/01/09
    2,000   District Columbia, Water and Sewer Authority, Public Utility             Aaa/AAA      2,269
            Revenue, Series 1998, (FSA Insured),
            5.500% 10/01/11
    1,000   District of Columbia, Hospital Revenue Refunding, (Medlantic             Aaa/AAA      1,059
            Healthcare Group Project) Series 1997A, (MBIA Insured),
            6.000% 08/15/06
    1,350   District of Columbia, Hospital Revenue Refunding, (Medlantic             Aaa/AAA      1,472
            Healthcare Group Project) Series 1997A, (MBIA Insured),
            6.000% 08/15/07
    3,050   District of Columbia, Revenue, (Georgetown University Project)           Aaa/AAA      3,301
            Series 1988C, (MBIA Insured),
            5.050% 04/01/11
    2,000   District of Columbia, Revenue, (The Smithsonian Institute Project)       Aaa/AAA      2,142
            Series 1997,                                                                         ------
            5.000% 02/01/17
                                                                                                 11,718
                                                                                                 ------

            FLORIDA - 3.0%
    2,700   Duval County, Florida, Housing Finance Authority, Multi-Family           Aa3/BBB      2,775
            Housing Revenue Refunding, (United Dominion Realty Trust - Greentree
            Place Project) Series 1995, Mandatory Put 04/01/15 @ 100,
            6.750% 04/01/25
    2,945   Escambia County, Florida, Housing Finance Authority, Single-Family       Aaa/AAA      3,070
            Mortgage Revenue, Series 1999, AMT,  (FNMA/GNMA COLL),
            4.500% 10/01/09

    2,500   Florida State, Board of Education, Capital Outlay Refunding GO,        Aa2/AA+      2,550
            Series 1995D,
            4.750% 06/01/07
    3,990   Florida State, Board of Education, Capital Outlay Refunding GO,        Aa2/AA+      4,476
            Series 1998B,
            5.250% 06/01/11
    7,290   Florida State, Department of Transportation, GO Refunding,             Aa2/AA+      8,163
            Series 2002,
            5.250% 07/01/13
    2,000   Florida, Housing Finance Agency, Multi-Family Housing Revenue          Aa3/BBB      2,059
            Refunding, (United Dominion Realty Trust - Andover Project)
            Series 1996E, AMT, Mandatory Put 05/01/08 @ 100,
            6.350% 05/01/26
    1,750   Jacksonville, Florida, Excise Taxes Revenue, Series 2003C,             Aaa/AAA      1,902
            (MBIA Insured),
            5.250% 10/01/19
    4,075   North Broward, Florida, Hospital District Revenue Refunding,           Aaa/AAA      4,318
            Series 1997,
            5.250% 01/15/11
    7,000   Pinellas County, Florida, Housing Authority, Housing Revenue,          Aaa/AAA      7,436
            (Affordable Housing Project), Series 2001, (FSA Insured),
            4.600% 12/01/10
    6,080   Tampa, Florida, Health Systems Revenue, (Catholic Health East          Aaa/AAA      6,931
            Project) Series 1998A-1, (MBIA Insured),
            5.500% 11/15/13
    6,000   Tampa, Florida, Health Systems Revenue, (Catholic Health East          Aaa/AAA      6,856
            Project) Series 1998A-1, (MBIA Insured),
            5.500% 11/15/14
    1,275   Tampa, Florida, Water and Sewer Revenue, Series 1987,                  Aaa/AAA      1,363
            6.800% 10/01/07                                                                    ------
                                                                                               51,899
                                                                                               ------

            GEORGIA - 1.5%
   15,305   Atlanta, Georgia, Water & Wastewater Revenue, Series 1999A,            Aaa/AAA     17,833
            5.500% 11/01/18
    3,500   Cartersville, Georgia, Development Authority, Sewer Facilities         A1/A+        3,849
            Revenue Refunding, (Anheuser-Busch Companies, Inc. Project) Series
            1997, AMT,
            5.625% 05/01/09
    4,400   Georgia State, GO, Series 1997C,                                       Aaa/AAA      5,061
            6.250% 08/01/09                                                                    ------
                                                                                               26,743
                                                                                               ------

            HAWAII - 1.0%
   13,745   Hawaii State, GO, Series 2001CV (FGIC Insured),                        Aaa/AAA     15,365
            5.500% 08/01/09
    2,500   Honolulu City and County, Hawaii, GO Refunding, Series 1990A,          Aa2/AA-      2,791
            7.350% 07/01/07                                                                    ------
                                                                                               18,156
                                                                                               ------

            ILLINOIS - 8.6%
    5,195   Chicago, Illinois, City Colleges Chicago Capital Improvement, GO,      Aaa/AAA      5,907
            Series 1999, (FGIC Insured),
            6.000% 01/01/11
    1,000   Chicago, Illinois, Emergency Telephone Systems, GO, Series 1998,       Aaa/AAA      1,092
            (FGIC Insured),
            5.550% 01/01/08
    2,000   Chicago, Illinois, Equipment Notes, GO, Series 1998, (FGIC Insured),   Aaa/AAA      2,147
            5.000% 01/01/08
      605   Chicago, Illinois, GO Refunding, (Escrowed to Maturity - Project &     Aaa/AAA        651
            Refunding) Series 199A, (FGIC Insured),
            5.000% 01/01/08
    5,650   Chicago, Illinois, GO Refunding, Series 1999, (FGIC Insured),          Aaa/AAA      6,038
            5.000% 01/01/15
    7,540   Chicago, Illinois, GO Refunding, Series 1999, (FGIC Insured),          Aaa/AAA      8,513
            5.250% 01/01/18
    5,975   Chicago, Illinois, Housing Authority, Capital Program Revenue,         Aa3/AA       6,568
            Series 2001,
            5.250% 07/01/12

    5,000   Chicago, Illinois, Housing Authority, Capital Program Revenue,         Aa3/AA       5,489
            Series 2001,
            5.375% 07/01/13
    5,640   Chicago, Illinois, O'Hare International Airport Revenue Refunding,     Aaa/AAA      6,190
            Series 1993C, (MBIA Insured),
            5.000% 01/01/11
   10,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding,     Aaa/AAA     10,889
            Series 1999, (AMBAC Insured),
            5.500% 01/01/12
    1,135   Chicago, Illinois, Park District, GO, Series 1997, (AMBAC Insured),    Aaa/AAA      1,219
            5.250% 01/01/09
    1,195   Chicago, Illinois, Park District, GO, Series 1997, (AMBAC Insured),    Aaa/AAA      1,283
            5.250% 01/01/10
    1,260   Chicago, Illinois, Park District, GO, Series 1997, (AMBAC Insured),    Aaa/AAA      1,351
            5.250% 01/01/11
    1,325   Chicago, Illinois, Park District, GO, Series 1997, (AMBAC Insured),    Aaa/AAA      1,421
            5.250% 01/01/12
    1,000   Chicago, Illinois, Public Building Commission Revenue, Chicago         Aaa/AAA      1,000
            Transit Authority, Series 1995, (AMBAC Insured), Prerefunded
            01/01/05 @ 100,
            6.600% 01/01/15
    1,490   Chicago, Illinois, Water Revenue Refunding, Series 1993,               Aaa/AAA      1,624
            (FGIC Insured),
            5.100% 11/01/08
    1,000   Cook County, Illinois, Capital Improvement GO, Series 1996,            Aaa/AAA      1,064
            (FGIC Insured),
            5.400% 11/15/07
    2,265   Cook County, Illinois, School District Number 135, GO Refunding,       Aaa/AAA      2,375
            Series 1995, (FGIC Insured),
            5.450% 12/01/08
    2,350   Cook County, Illinois, School District Number 135, GO Refunding,       Aaa/AAA      2,462
            Series 1995, (FGIC Insured),
            5.550% 12/01/09
    1,145   Du Page County, Illinois, School District, GO, Series 1997, (FGIC      Aaa/AAA      1,368
            Insured),
            6.750% 02/01/11
   10,000   Illinois State, GO Refunding, Series 2004B,                            Aa3/AA      11,033
            5.000% 03/01/14
    6,850   Illinois State, GO, Series 2000, Prerefunded 06/01/10 @ 100,           Aaa/AAA      7,813
            5.750% 06/01/15
   10,000   Illinois State, GO, Series 2002, (FSA Insured),                        Aaa/AAA     11,338
            5.375% 12/01/13
   10,000   Illinois State, Sales Tax Revenue, First Series 2002,                  Aa3/AAA     11,338
            5.250% 06/15/19
    5,525   Illinois, Development Financial Authority, Solid Waste Disposal        Aa3/BBB      5,809
            Revenue, (Waste Management Inc. Project) Series 1997, AMT,
            5.050% 01/01/10
    1,030   Illinois, Educational Facilities Authority, Revenue, (Shedd Aquarium   Aaa/AAA      1,115
            Society Project) Series 1997, (AMBAC Insured),
            5.150% 07/01/09
    1,025   Illinois, Educational Facilities Authority, Revenue, (Shedd Aquarium   Aaa/AAA      1,112
            Society Project) Series 1997, (AMBAC Insured),
            5.250% 07/01/10
    1,145   Illinois, Educational Facilities Authority, Revenue, (Shedd Aquarium   Aaa/AAA      1,243
            Society Project) Series 1997, (AMBAC Insured),
            5.300% 07/01/11
    1,000   Illinois, Finance Authority, Revenue Refunding, (DePaul University),   Baa1/AA-     1,111
            Series 2004A,
            5.375% 10/01/17
    2,000   Illinois, Finance Authority, Revenue Refunding, (DePaul University),   Baa1/AA-     2,217
            Series 2004A,
            5.375% 10/01/18
      635   Illinois, Health Facilities Authority, Revenue, (Franciscan Sisters    Aaa/AAA        654
            Health Care Hospital) Series 1994A, (MBIA Insured),
            6.500% 09/01/05
    1,500   Illinois, Health Facilities Authority, Revenue, (Galesburg Cottage     Aa1/AA       1,720
            Hospital Project), Series 2000, (RADIAN Insured),
            6.000% 05/01/15

    6,320   Illinois, Health Facilities Authority, Revenue, (Highland Park         Aaa/AAA       7,031
            Hospital Project) Series 1991B, (FGIC Insured), Prerefunded
            10/01/07 @ 102,
            5.900% 10/01/12
    1,580   Illinois, Metropolitan Pier and Exposition Authority, Revenue,         Aaa/AAA       1,691
            Series 1996A, (AMBAC Insured),
            6.000% 12/15/06
    6,985   Illinois, Northwest Municipal Junction Action, Water Agency and        Aaa/AAA       7,534
            Supply Systems Revenue, Series 1997, (MBIA Insured),
            5.125% 05/01/11
    1,670   Illinois, University Housing and Auxiliary Facilities Systems          Aaa/AAA       1,775
            Revenue, Series 1996, (MBIA Insured),
            5.000% 10/01/07
    1,000   Lake County, Illinois, Warren Township High School District Number     Aaa/AAA       1,020
            121 Gurnee, GO Refunding, Series 1995, (FGIC Insured),
            5.050% 01/01/07
    1,750   Regional Transportation of Illinois Authority, Series 1994C, (FGIC     Aaa/AAA       2,206
            Insured)
            7.750% 06/01/11
    2,250   Springfield, Illinois, Electric Revenue, Senior Lien, Series 1991,     Aa3/A+        2,442
            6.500% 03/01/07                                                                    -------
                                                                                               148,853
                                                                                               -------

            INDIANA - 1.8%
    1,575   Hamilton County, Indiana, County Option Income Tax Revenue,            Aaa/AAA       1,706
            Series 1998, (FSA Insured),
            5.250% 07/10/12
    1,140   Hamilton, Southeastern Indiana, North Del School Building              Aaa/AAA       1,225
            Corporation, Revenue, Series 1996, (AMBAC Insured, State Aid
            Withholding),
            5.300% 07/15/11
    9,100   Indiana State, Development Finance Authority, PCR Refunding,           Baa1/BBB+     9,296
            (Southern Indiana Gas and Electric Project) Series 1998C, AMT,
            Mandatory Put 03/01/06 @ 100,
            5.000% 03/01/30
    1,100   Indiana, Bond Bank Revenue, (State Revolving Fund Project)             Aaa/AAA       1,126
            Series 1995A,
            6.875% 02/01/12
    1,035   Indiana, Ivy Tech State College Revenue, Series 1997E,                 Aaa/AAA       1,096
            (AMBAC Insured),
            5.000% 07/01/07
    1,000   Indiana, Ivy Tech State College Revenue, Series 1997E,                 Aaa/AAA       1,069
            (AMBAC Insured),
            5.050% 07/01/09
    1,000   Indiana, Transportation Financing Authority, Highway Revenue,          Aaa/AAA       1,113
            Series 1998A, (MBIA Insured),
            5.250% 12/01/13
    1,500   Indiana, Transportation Financing Authority, Highway Revenue,          Aaa/AAA       1,670
            Series 1998A, (MBIA Insured),
            5.250% 12/01/14
    1,520   Indiana, University of Indiana Revenue, Series 1998L,                  Aa2/AA        1,645
            5.000% 08/01/09
    2,510   Indiana, University of Indiana Revenue, Series 1998L,                  Aa2/AA        2,719
            5.000% 08/01/10
    1,140   Pike Township, Indiana, School Building Corporation, Refunding         A1/AA         1,142
            Revenue, (First Mortgage) Series 1993, (State Aid Withholding),
            4.800% 08/01/05
    1,000   Plymouth, Indiana, Multi School Building Refunding Revenue, Series     Aaa/AAA       1,027
            1995, (MBIA Insured, State Aid Withholding),
            5.550% 07/01/09
    1,005   Shelby County, Indiana, Jail Building Corporation, Refunding           Aaa/AAA       1,055
            Revenue, Series 1996, (MBIA Insured),
            5.300% 07/15/07
    1,045   Shelby County, Indiana, Jail Building Corporation, Refunding           Aaa/AAA       1,098
            Revenue, Series 1996, (MBIA Insured),
            5.400% 07/15/08
    1,085   Westfield, Indiana, Housing Building Corporation, Refunding Revenue,   Aaa/AAA       1,170
            Series 1998, (AMBAC Insured, State Aid Withholding),
            5.100% 01/05/12
    1,185   Westfield, Indiana, Housing Building Corporation, Refunding Revenue,   Aaa/AAA       1,278
            Series 1998, (AMBAC Insured, State Aid Withholding),
            5.100% 07/05/12

    1,745   Westfield, Indiana, Housing Building Corporation, Refunding Revenue,     Aaa/AAA    1,890
            Series 1998, (AMBAC Insured, State Aid Withholding),                               ------
            5.250% 01/05/14
                                                                                               31,325
                                                                                               ------
            IOWA - 0.6%
    9,650   Iowa, Student Loan Liquidity Corporation, Student Loan Revenue           Aaa/AAA   10,222
             Refunding, Series 1998J, AMT, (AMBAC Insured),                                    ------
            4.800% 06/01/09

            KANSAS - 1.8%
    4,500   Kansas State, Development Finance Authority, Revenue, Series 1998A,      Aa2/A-     4,692
            4.800% 06/01/13
    2,175   Labette County, Kansas, Single-Family Mortgage Revenue, Zero Coupon      Aaa/A-     1,445
            Capital Accumulator Bonds, Series 1982, (Escrowed to Maturity),
            4.170%! 12/01/14
    5,000   Wichita, Kansas, Hospital Revenue Refunding, Series 2001-III,            Aa2/A+     5,596
            6.250% 11/15/18
    7,555   Wyandotte County-Kansas City, Kansas, Unified Government Utility         Aaa/AAA    8,870
            System, Revenue Refunding, Series 2004, (AMBAC Insured),
            5.650% 09/01/16
    8,635   Wyandotte County-Kansas City, Kansas, Unified Government Utility         Aaa/AAA   10,201
            System, Revenue Refunding, Series 2004, (AMBAC Insured),                           ------
            5.650% 09/01/17
                                                                                               30,804
                                                                                               ------

            KENTUCKY - 0.0%+
      180   Kentucky State, Turnpike Authority, Toll Road Revenue, Series 1986A,     Aa3/A+       186
            Prerefunded 07/01/06 @100,                                                         ------
            5.500% 07/01/07

            MARYLAND - 0.7%
   10,925   Maryland State, Transportation Department Revenue, Series 2002,          Aa2/AA    12,297
            5.500% 02/01/10                                                                    ------

            MASSACHUSETTS - 2.7%
    5,500   Massachusetts Bay Transportation Authority Sales Tax Revenue,            Aa2/AAA    6,225
            Refunding, Series 2004B,
            5.250% 07/01/21
    3,000   Massachusetts Bay, Transportation Authority, Revenue Refunding,          Aaa/AAA    3,331
            Series 1993A, (MBIA-IBC Insured),
            5.500% 03/01/09
   10,000   Massachusetts State, GO Refunding, Series 2004B,                         Aa2/AA-   11,219
            5.250% 08/01/16
    3,900   Massachusetts State, GO, Series 2003D, (AMBAC Insured),                  Aaa/AAA    4,523
            5.500% 10/01/19
    6,800   Massachusetts State, Industrial Financing Agency, Recovery Revenue,      Aa3/BBB    6,931
            (Ogden Haverhill Project) Series 1998A,
            5.350% 12/01/10
    1,000   Massachusetts State, Industrial Financing Agency, Revenue, (Babson       Aaa/AAA    1,073
            College Issue Project) Series 1998A, (MBIA Insured),
            5.000% 10/01/18
    2,920   Massachusetts State, Water Pollution Abatement Trust, Revenue            Aaa/AAA    3,318
            Refunding, Series 2004A,
            5.250% 08/01/17
    2,255   Massachusetts, Educational Financing Authority, Education Loan           Aaa/AAA    2,256
            Revenue Refunding, Series 1999A, (AMBAC Insured),
            4.100% 07/01/05
    2,430   Massachusetts, Educational Financing Authority, Educational Loan         Aaa/AAA    2,460
            Revenue Refunding, Series 1999A, AMT, (AMBAC Insured),
            4.750% 07/01/11
    2,045   Massachusetts, Educational Financing Authority, Educational Revenue,     Aaa/AAA    2,068
            Series 1998C, AMT, (MBIA Insured),
            4.600% 12/01/08
    1,825   Massachusetts, Educational Financing Authority, Educational Revenue,     Aaa/AAA    1,847
            Series 1998C, AMT, (MBIA Insured),
            4.700% 12/01/09
      295   University of Lowell Building Authority Massachussetts Guaranteed,       Aaa/AAA      310
            Series 1995A, Prerefunded 11/01/05 @ 102,
            (AMBAC Commonwealth GTD),

    1,705   University of Lowell Building Authority, Massachussetts Guaranteed,      Aaa/AAA    1,787
            Series 1995A, Unrefunded Balance, (AMBAC Commonmwealth GTD),                       ------
            5.700% 11/01/09
                                                                                               47,348
                                                                                               ------

            MICHIGAN - 1.0%
    2,000   Detroit, Michigan, City School District, GO, (School Building and        Aaa/AAA    2,431
            Site Improvements) Series 2002A, (FGIC Q-SBLF Insured),
            6.000% 05/01/19
    1,000   Detroit, Michigan, Water Supply Systems Refunding Revenue,               Aaa/AAA    1,106
            Series 1995B, (MBIA Insured),
            5.300% 07/01/09
    1,205   Grand Rapids, Michigan, Building Authority, Revenue, Series 1998,        Aa2/AA     1,332
            5.000% 04/01/12
    1,000   Grand Rapids, Michigan, Building Authority, Revenue, Series 1998,        Aa2/AA     1,106
            5.000% 04/01/13
    1,415   Grand Rapids, Michigan, Building Authority, Revenue, Series 1998,        Aa2/AA     1,565
            5.000% 04/01/14
    5,000   Michigan State, Hospital Finance Authority, Revenue, (Ascension          Aaa/AAA    5,716
            Health Credit Project) Series 1999A, Prerefunded 11/15/09 @ 101,
            5.750% 11/15/18
    1,850   South Lake, Michigan, Schools GO, Series 1997,                           Aaa/AAA    1,998
            (FGIC Q-SBLF Insured),
            5.250% 05/01/12
    1,000   Van Dyke, Michigan, Public Schools Refunding GO, Series 1996,            Aaa/AAA    1,045
            (FGIC Q-SBLF Insured),
            5.100% 05/01/09
    1,000   Ypsilanti, Michigan, School District Refunding, Series 1996,             Aaa/AAA    1,071
            (FGIC-Q-SBLF Insured), Prerefunded 05/01/07 @ 100,                                 ------
            5.400% 05/01/09
                                                                                               17,370
                                                                                               ------

            MINNESOTA - 1.1%
    4,600   Minneapolis and St. Paul, Minnesota, MetroAirport Commission Airport     Aaa/AAA    4,820
            Revenue, AMT, Series 1999B, (FGIC Insured),
            5.000% 01/01/07
    6,285   Minneapolis and St. Paul, Minnesota, MetroAirport Commission Airport     Aaa/AAA    6,951
            Revenue, Series 2001D, AMT, (FGIC Insured),
            5.750% 01/01/13
    2,150   Southern Minnesota Municipal Power Agency, Power Supply Systems          Aaa/AAA    2,156
            Revenue, Refunded Balance, Series 1992B,
            5.800% 01/01/07
    5,045   Southern Minnesota, Municipal Power Agency, Power Systems Revenue,       Aaa/AAA    5,187
            Series 2002-A, (AMBAC Insured),                                                    ------
            5.000% 01/01/06
                                                                                               19,114
                                                                                               ------

            MISSISSIPPI - 0.6%
    7,000   Mississippi State, GO Refunding, Series 2000,                            Aa3/AA     7,641
            5.000% 12/01/08
    1,000   Mississippi State, University Educational Building Corporation,          Aaa/AAA    1,102
            Revenue, Series 1998, (AMBAC Insured),
            5.250% 08/01/12
    1,000   Mississippi State, University Educational Building Corporation,          Aaa/AAA    1,102
            Revenue, Series 1998, (MBIA Insured),                                              ------
            5.250% 08/01/13
                                                                                                9,845
                                                                                               ------

            MISSOURI - 0.7%
    1,590   Kansas City, Missouri, Water Revenue, Series 1994,                       Aa3/AA     1,595
            5.900% 12/01/05
    9,060   St. Louis, Missouri, Municipal Financial Corporation Lease Hold          Aaa/AAA   10,146
            Revenue, (Convention Center Project) Series 2003, (AMBAC Insured),                 ------
            5.250% 07/15/11
                                                                                               11,741
                                                                                               ------

            MONTANA - 0.2%
    4,000   Montana State, Board Inventory Payroll Tax Revenue, (Workers             Aaa/AAA    4,337
            Compensation Project) Series 1991, (MBIA Insured),                                 ------
            6.750% 06/01/07

            NEVADA - 2.1%
    1,365   Clark County, Nevada, Passenger Facility Charge Revenue, Las             Aaa/AAA     1,413
            Vegas/MaCarran International Airport, Series 1995A, (MBIA Insured),
            5.750% 07/01/08
    8,895   Clark County, Nevada, School District, GO Refunding, Series 2001C,       Aaa/AAA    10,018
            (FGIC Insured),
            5.375% 06/15/13
   10,760   Clark County, Nevada, School District, GO, Series 2003,                  Aaa/AAA    11,690
            5.000% 06/15/16
    1,180   Henderson, Nevada, Series 1997A, (MBIA Insured),                         Aaa/AAA     1,269
            5.100% 06/01/08
    3,685   Las Vegas, Nevada, Redevelopment Agency Tax Increment Revenue,           Aa3/BBB+    3,878
            (Sub Lein-Fremont Street Project) Series 2003A,
            5.000% 06/15/13
    6,570   Nevada State, GO, Series 1998A,                                          Aa2/AA      7,060
            5.250% 05/15/16
    1,350   Washoe County, Nevada, GO Refunding, (Reno/Sparks Convention             Aaa/AAA     1,385
            Project) Series 1995, (MBIA Insured),                                               ------
            5.375% 07/01/08
                                                                                                36,713
                                                                                                ------

            NEW HAMPSHIRE - 0.6%
    4,450   Manchester, New Hampshire, School Facilities Revenue Refunding,          Aaa/AAA     5,181
            Series 2004, (MBIA Insured),
            5.500% 06/01/19
    4,215   Manchester, New Hampshire, School Facilities Revenue Refunding,          Aaa/AAA     4,900
            Series 2004, (MBIA Insured),                                                        ------
            5.500% 06/01/18
                                                                                                10,081
                                                                                                ------

            NEW JERSEY - 2.6%
    5,500   New Jersey Economic Development Authority, (Cigarette Tax)               Baa2/BBB    6,024
            Series 2004,
            5.500% 06/15/16
    5,000   New Jersey State, GO Refunding, Series 2001H,                            Aa2/AA      5,629
            5.250% 07/01/14
    6,725   New Jersey State, Transit Corporation, Certificates of Participation,    Aaa/AAA     7,701
            (Federal Transit Administration Grants) Series 2002A, (AMBAC Insured),
            5.500% 09/15/15
    4,000   New Jersey State, Transportation Trust Fund Authority Revenue,           Aaa/AAA     4,605
            (Transportation System) Series 2004B, (MBIA Insured),
            5.500% 12/15/15
    3,840   New Jersey State, Transportation Trust Fund Authority, Transportation    Aaa/AAA     3,974
            System Revenue, Unrefunded Balance, Series 1995A, (MBIA Insured),
            5.500% 06/15/11
   10,000   New Jersey State, Transportation Trust Fund Authority, Transportation    Aa3/AA-    10,824
            Systems Revenue, Series 1997A,
            5.000% 06/15/14
    2,035   New Jersey State, Turnpike Authority, Revenue Refunding,                 Aaa/AAA     2,192
            Series 1972G,
            5.750% 01/01/09
    4,000   New Jersey, Tobacco Settlement Financing Corporation, Revenue,           Baa3/BBB    3,994
            Series 2003,                                                                        ------
            6.750% 06/01/39
                                                                                                44,943
                                                                                                ------

            NEW MEXICO - 1.5%
    3,000   Bernalillo County, New Mexico, Gross Receipts Tax Revenue Refunding,     Aa3/AA      3,323
            Series 1998,
            5.250% 04/01/27
    6,000   New Mexico State, Highway Community Tax Revenue, Series 2000A,           Aa2/AA+     6,908
            6.000% 06/15/10
    5,000   New Mexico State, Highway Community Tax Revenue, Series 2001-A,          Aa2/AA+     5,199
            5.000% 06/15/06
      465   New Mexico, Mortgage Finance Authority, Single Family Mortgage           Aaa/AAA       485
            Revenue, Series 1997C-2, AMT, (GNMA/FNMA/FHLMC COLL),
            5.950% 07/01/17
      925   New Mexico, Mortgage Finance Authority, Single Family Mortgage           Aaa/AAA       963
            Revenue, Series 1997E-2, AMT, (GNMA/FNMA/FHLMC COLL),
            5.600% 07/01/17

     2,545   New Mexico, Mortgage Finance Authority, Single Family Mortgage          Aaa/AAA    2,647
             Revenue, Series 2001B-2, AMT, (GNMA/FNMA/FHLMC COLL),
             6.200% 09/01/32
     2,025   New Mexico, Mortgage Finance Authority, Single Family Mortgage          Aaa/AAA    2,188
             Revenue, Series 2002B-2, AMT, (GNMA/FNMA/FHLMC COLL),
             6.350% 03/01/33
     1,695   New Mexico, Mortgage Finance Authority, Single Family Mortgage          Aaa/AAA    1,771
             Revenue, Series 2002PG-A-2, (GNMA/FNMA/FHLMC COLL),
             6.450% 03/01/33
     2,000   Santa Fe, New Mexico, Gross Receipts Tax Revenue, Series 1997A,         Aaa/AAA    2,164
             (AMBAC Insured),                                                                  ------
             5.000% 06/01/08
                                                                                               25,648
                                                                                               ------

             NEW YORK - 4.8%
    18,800   New York City, New York, Municipal Water Finance Authority, Water       Aaa/AAA   19,958
             and Sewer System Revenue, Prerefunded, Series 1996-B, (MBIA
             Insured),
             5.750% 06/15/26
     7,000   New York City, New York, Municipal Water Finance Authority, Water       Aa2/AA     7,191
             and Sewer System Revenue, Series 2000B,
             5.125% 06/15/31
     3,500   New York City, New York, Transitional Finance Authority Revenue,        Aa2/AA+    3,819
             Future Tax Secured, Series 2004C,
             5.250% 02/01/18
    10,000   New York City, New York, Transitional Finance Authority, Revenue        Aa2/AA+   11,225
             Refunding, Future Tax Secured, Series 2002A,
             5.500% 11/01/26
     5,000   New York State, Dormitory Authority, Revenue, (City University          A3/AA-     5,206
             Project) Series 1993B,
             5.250% 07/01/06
     5,850   New York State, Dormitory Authority, Revenue, (State Educational        A3/AA-     6,492
             Facilities Project) Series 1993A,
             5.250% 05/15/15
     4,510   New York State, Tollway Authority, Service Contract Revenue, (Local     A3/AA-     5,063
             Highway and Bridge Project) Series 2002,
             5.500% 04/01/13
     4,000   New York State, Urban Development Corporation, Correctional and         A3/AA-     4,347
             Youth Facility Services Revenue, Series 2002A, Mandatory Put 1/01/11
             @ 100,
             5.000% 01/01/17
     3,500   New York, New York, GO, Series 1997, (MBIA Insured),                    Aaa/AAA    3,804
             6.250% 04/15/07
     1,700   New York, New York, GO, Series 1997L, (MBIA Insured),                   Aaa/AAA    1,848
             8.000% 08/01/06
     5,000   New York, Triborough Bridge and Tunnel Authority, New York Revenue,     Aaa/AAA    5,833
             Refunding, Series 2002, (MBIA Insured),
             5.500% 11/15/18
     8,000   Niagara County, New York, Individual Development Agency, Solid Waste   Baa1/BBB    8,543
             Disposal Revenue, Series 2001B, AMT, Mandatory Put 11/15/13 @ 100,                ------
             5.550% 11/15/24
                                                                                               83,329
                                                                                               ------

             NORTH CAROLINA - 1.9%
     4,300   Cary, North Carolina, Water and Public Improvement, GO, Series 2001,    Aaa/AAA    4,701
             5.000% 03/01/13
     3,000   Charlotte, North Carolina, Airport Revenue, Series 1999B, AMT,          Aaa/AAA    3,316
             (MBIA Insured),
             6.000% 07/01/24
     2,000   Cumberland County, North Carolina, GO, Series 1998, (FGIC Insured),     Aaa/AAA    2,161
             5.000% 03/01/17
     1,525   North Carolina, Housing Finance Agency, (Single-Family Program)         Aa2/AA     1,572
             Series 1997RR, AMT, (FHA Insured),
             5.850% 09/01/28
     4,000   North Carolina, Medical Care Commission, Health Care Facilities         Aa3/AA-    4,187
             Revenue, (Carolina Medicorp, Inc. Project) Series 1996,
             5.125% 05/01/16
     3,505   North Carolina, Medical Care Commission, Health Care Facilities         Aa3/AA-    3,843
             Revenue, (Novant Health, Inc. Project), Series 2003A,
             5.000% 11/01/11

     3,135   North Carolina, Medical Care Commission, Health Care Facilities         Aa3/AA-    3,332
             Revenue, (Pitt County Memorial Hospital Project) Series 1998A,
             4.400% 12/01/08
     3,000   North Carolina, Medical Care Commission, Hospital Revenue, (Pitt        Aa3/AA-    3,163
             County Memorial Hospital Project) Series 1998B,
             5.000% 12/01/18
     5,000   North Carolina, Medical Care Community Hospital Revenue, (Duke          Aaa/AAA    5,058
             University Hospital Project) Series 1996C, (MBIA-IBC Insured),
             5.250% 06/01/26
     1,200   Winston-Salem, North Carolina, Water and Sewer Systems Revenue          Aa2/AAA    1,257
             Refunding, Series 1997,                                                           ------
             4.600% 06/01/11
                                                                                               32,590
                                                                                               ------

             OHIO - 3.3%
     6,135   Lorain County, Ohio, Hospital Revenue Refunding, (Catholic              A1/AA-     6,734
             Healthcare Project) Series 2001A,
             5.625% 10/01/14
     3,000   Lorain County, Ohio, Hospital Revenue, (Catholic Healthcare             A1/AA-     3,276
             Partnerships Project) Series 2001A,
             5.625% 10/01/15
     3,000   Lorain County, Ohio, Hospital Revenue, (Catholic Healthcare             A1/AA-     3,266
             Partnerships Project) Series 2001A,
             5.625% 10/01/16
     6,060   Montgomery County, Ohio, Hospital Revenue, (Kettering Medical Center    A3/BBB+    6,735
             Project) Series 1999,
             6.500% 04/01/13
     7,185   Ohio State, Building Authority, Refunding, (Adult Correction)           Aaa/AAA    8,134
             Series 2004C, (MBIA Insured),
             5.250% 10/01/15
     5,000   Ohio State, Common Schools, GO, Series 2001A,                           Aa1/AA+    5,439
             5.000% 06/15/12
     8,150   Ohio State, Common Schools, GO, Series 2002B,                           Aa1/AA+    8,578
             4.000% 09/15/08
    10,695   Ohio State, Highway Revenue, (Major New State Infrastructure)           Aa3/AA    11,784
             Series 2002,
             5.000% 06/15/10
     1,055   Ohio, Housing Finance Agency, Mortgage Revenue, (Residential            Aaa/AAA    1,078
             Project) Series 1998B-2, AMT, (GNMA COLL),
             4.800% 09/01/07
     2,500   Scioto County, Ohio, Marine Terminal Revenue Refunding, (Norfolk       Baa1/BBB    2,593
             Southern Corporation Project) Series 1998,                                        ------
             5.300% 08/15/13
                                                                                               57,617
                                                                                               ------

             OKLAHOMA - 0.3%
     4,670   Oklahoma City, Oklahoma, Airport Trust Revenue, Series 2000B, AMT,      Aaa/AAA    5,085
             (FSA Insured),                                                                    ------
             5.375% 07/01/11

             OREGON - 0.7%
    10,000   Oregon State, Department Administrative Services, Certificates of       Aaa/AAA   11,188
             Participation, Series 2002C, (MBIA Insured),
             5.250% 11/01/10
       295   Oregon State, GO, (Elderly and Disabled Housing Project)                Aa3/AA-      306
             Series 1996B,
             5.700% 08/01/16
       100   Oregon State, GO, (Elderly and Disabled Housing Project)                Aa3/AA-      105
             Series 1997A,
             5.050% 08/01/11
        10   Oregon State, Housing and Community Services, Department Mortgage       Aa2/AA+       11
             Revenue, (Single Family Mortgage Project) Series 1996A,
             5.500% 07/01/08
       110   Oregon State, Housing and Community Services, Department Mortgage       Aa2/AA+      115
             Revenue, (Single Family Mortgage Project) Series 1997H,
             5.150% 07/01/09
        25   Oregon State, Housing and Community Services, Department Mortgage       Aa2/AA+       26
             Revenue, (Single Family Mortgage Project) Series 1998D,
             4.600% 07/01/07

       195   Oregon State, Housing and Community Services, Department Mortgage       Aa2/AA+      205
             Revenue, (Single Family Mortgage Project) Series 2000H, (FHA/VA),                 ------
             5.550% 07/01/21
                                                                                               11,956
                                                                                               ------

             PENNSYLVANIA - 4.0%
     5,000   Allegheny County, Pennsylvania, Airport Revenue Refunding,              Aaa/AAA    5,389
             (Pittsburgh International Airport Project) Series 1997A-1, AMT,
             (MBIA Insured),
             5.750% 01/01/08
     1,055   Central Dauphin, Pennsylvania, School District, GO, Series 1998,        Aaa/AAA    1,126
             (FGIC Insured, State Aid Withholding),
             5.000% 06/01/12
       205   Central Duaphin, Pennsylvania, School District, GO, Prerefunded,        Aaa/AAA      229
             Series 1998AA, Escrowed to Maturity, (MBIA Insured),
             5.000% 12/01/13
     1,295   Central Duaphin, Pennsylvania, School District, GO, Unrefunded          Aaa/AAA    1,400
             Balance, Series 1998AA, (MBIA Insured),
             5.000% 12/01/13
    15,000   Delaware Valley, Pennsylvania, Regional Financing Authority, Local      Aa3/AA-   16,776
             Government Revenue, Series 2002,
             5.500% 07/01/12
     1,350   Ligonier Valley, Pennsylvania, School District, GO Refunding,           Aaa/AAA    1,444
             Series 1998, (FSA Insured),
             5.000% 03/01/13
     1,000   Pennsylvania State, GO, Series 1995, (AMBAC Insured),                   Aaa/AAA    1,040
             5.000% 11/15/09
    10,000   Pennsylvania State, GO, Series 2001,                                    Aa2/AA    11,233
             5.125% 01/15/16
     9,180   Pennsylvania, Housing Finance Agency, Single-Family Mortgage            Aa2/AA+    9,474
             Revenue, Series 1997A-61, AMT,
             5.450% 10/01/21
       905   Pennsylvania, Saucon Valley School District, GO, Series 1998,           Aaa/AAA      974
             (AMBAC Insured)
             5.150% 10/15/13
       835   Pennsylvania, Saucon Valley School District, GO, Series 1998,           Aaa/AAA      907
             (AMBAC Insured), Prerefunded 04/15/08 @ 100,
             5.150% 10/15/13
       880   Pennsylvania, Saucon Valley School District, GO, Series 1998,           Aaa/AAA      957
             (AMBAC Insured), Prerefunded 4/15/08 @ 100,
             5.200% 10/15/14
       950   Pennsylvania, Saucon Valley School District, Unrefunded Balance,        Aaa/AAA    1,024
             Series 1998, (AMBAC Insured),
             5.200% 10/15/14
     2,500   Philadelphia, Pennsylvania, Industrial Development Authority, IDR      Baa2/AA-    2,529
             Refunding, (Ashland Oil Inc. Project) Series 1993,
             5.700% 06/01/05
       780   Scranton, Pennsylvania, School District, GO, Series 1998,               Aaa/AAA      837
             (AMBAC Insured),
             4.750% 04/01/08
       235   Scranton, Pennsylvania, School District, GO, Unrefunded Balance,        Aaa/AAA      252
             Series 1998, (AMBAC Insured),
             4.750% 04/01/08
       595   Scranton, Pennsylvania, School District, GO, Unrefunded Balance,        Aaa/AAA      641
             Series 1998, (AMBAC Insured),
             5.200% 04/01/11
     1,895   Scranton, Pennsylvania, School District, GO, Unrefunded Balance,        Aaa/AAA    2,059
             Series 1998, (AMBAC Insured), Prerefunded 04/01/08 @ 100,
             5.200% 04/01/11
     1,175   Tunkhannock, Pennsylvania, Area School District, GO, Series 1998,       Aaa/AAA    1,258
             (AMBAC Insured),
             5.100% 07/15/12
     1,245   Tunkhannock, Pennsylvania, Area School District, GO, Series 1998,       Aaa/AAA    1,335
             (AMBAC Insured),
             5.150% 07/15/14
     1,845   Tyrone, Pennsylvania, Area School District, GO, Series 1998,            Aaa/AAA    1,989
             (MBIA Insured),
             5.000% 09/15/13

     5,900   Westmoreland County, Pennsylvania, Industrial Development Authority,     Aa3/BBB     6,203
             Revenue, (Valley Landfill Project) Series 1993,                                     ------
             Mandatory Put 05/01/09 @100,
             5.100% 05/01/18
                                                                                                 69,076
                                                                                                 ------

             PUERTO RICO - 0.8%
     8,050   Puerto Rico Commonwealth, GO Refunding, (Public Improvement)              NR/AAA     9,373
             Series 2001A, (MBIA-IBC Insured),
             5.500% 07/01/16
     1,000   Puerto Rico, Electric Power Authority, Power Revenue Refunding,           A3/A-      1,035
             Series 1995Z,
             5.250% 07/01/07
     2,500   Puerto Rico, Public Finance Corporation, (Commmonwealth                 Baa2/BBB+    2,791
             Appropriation) Revenue Refunding, Series 2004A, (LOC-Government                     ------
             Development Bank for Puerto Rico),
             5.750% 08/01/27
                                                                                                 13,199
                                                                                                 ------

             SOUTH CAROLINA - 0.7%
     3,600   Cherokee County, South Carolina, School District Number 001, GO,         Aa1/AA+     3,793
             Series 1997, (SCSDE),
             5.000% 03/01/16
     3,210   Greenville Hospital Systems of South Carolina, Hospital Facilities        Aa3/AA     3,384
             Revenue, Series 1996B, (GTY-AGMT),
             5.500% 05/01/08
     5,160   South Carolina, Piedmont Municipal Power Agency, Electric Revenue,       Aaa/AAA     5,515
             Series 1996B, (FGIC Insured),                                                       ------
             6.000% 01/01/07
                                                                                                 12,692
                                                                                                 ------

             SOUTH DAKOTA - 0.1%
     1,050   South Dakota State, Health and Educational Facilities Authority,         Aaa/AAA     1,136
             Revenue, (Rapid City Regional Hospital Project) Series 1976,                        ------
             7.750% 09/01/07

             TENNESSEE - 2.8%
     5,000   Knox County, Tennessee, GO Refunding, Series 2001,                        Aa2/AA     5,469
             5.000% 04/01/09
     5,000   Knox County, Tennessee, Health Educational and Housing Facilities        Baa1/AA-    5,143
             Board, Revenue, (University Health System Inc. Project) Series 1999,
             5.625% 04/01/29
     6,180   Memphis-Shelby County, Tennessee, Airport Authority, Special             Baa2/BBB    6,764
             Facilities and Project Revenue Refunding, (Federal Express
             Corporation Project) Series 1997,
             5.350% 09/01/12
     5,000   Memphis-Shelby County, Tennessee, Airport Authority, Special             Baa2/BBB    5,333
             Facilities Revenue Refunding, (Federal Express Corporation Project)
             Series 2001,
             5.000% 09/01/09
     1,595   Metropolitan Government Nashville & Davidson County, Tennesse, GO         Aa2/AA     1,719
             Refunding, Series 2001B,
             5.250% 10/15/07
     5,875   Metropolitan Government Nashville & Davidson County, Tennessee, GO        Aa2/AA     6,333
             Refunding, Series 2001A,
             5.250% 10/15/07
     1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,       Aaa/AAA     1,125
             Health and Educational Facilities Board, Improvement Revenue
             Refunding, (Meharry Medical College Project) Series 1996, (AMBAC
             Insured),
             6.000% 12/01/08
     6,450   Shelby County, Tennessee, GO Refunding, Series 1997B,                    Aa2/AA+     7,112
             5.500% 08/01/08
     8,000   Shelby County, Tennessee, Health Educational and Housing Facilities       Aa1/AA     8,382
             Board, Revenue, (St. Jude's Children's Research Project) Series
             1999,
             5.375% 07/01/24
     1,190   Tennessee State, Housing Development Agency, Revenue,                     Aa2/AA     1,258
             Series 1998, AMT,                                                                   ------
             4.950% 07/01/10
                                                                                                 48,638
                                                                                                 ------

             TEXAS - 14.0%
     2,175   Aldine, Texas, Independent School District, GO Refunding, Series         Aaa/AAA    2,059
             1997, (PSF-GTD Insured),
             2.580%! 02/15/07
     8,150   Austin, Texas, Independent School District, GO Refunding, Series         Aaa/AAA    9,193
             2004, (PSF-GTD Insured),
             5.250% 08/01/15
     1,500   Birdville, Texas, Independent School District, GO Refunding,             Aaa/AAA    1,581
             Series 1997B, (PSF-GTD Insured),
             5.000% 02/15/07
     5,195   Brazos, Texas, PCR, Revenue Refunding, (Texas Unversity Electric        Baa2/BBB    5,707
             Company Project) Series 2001,
             5.750% 05/01/36
     4,030   Colorado River, Texas, Municipal Water Revenue Refunding,                Aaa/AAA    4,452
             Series 2003, (AMBAC Insured),
             5.000% 01/01/12
     1,455   Coppell, Texas, Waterworks and Sewer System Revenue, Series 2001,        Aaa/AAA    1,544
             5.000% 09/01/09
     7,300   Dallas, Texas, Waterworks & Sewer Systems, Revenue Refunding,            Aa2/AA+    7,842
             Series 2001,
             5.000% 10/01/16
     1,565   Dallas-Fort Worth, Texas, Intenational Airport Revenue, (Improvement     Aaa/AAA    1,689
             JT) Series 2004B, (FSA Insured),
             5.000% 11/01/14
     5,000   Dallas-Fort Worth, Texas, International Airport Revenue, Series          Aaa/AAA    5,483
             2003A, (FSA Insured)
             5.500% 11/01/17
     1,485   Duncanville, Texas, Independent School District, GO Refunding,           Aaa/AAA    1,628
             Series 1993, (PSF-GTD Insured),
             5.200% 02/15/09
     2,190   Fort Worth, Texas, Higher Education Financial Corporation, Higher        Aa3/AA-    2,310
             Education Revenue, (Texas Christian University Project) Series 1997,
             5.000% 03/15/17
     1,050   Galena Park, Texas, Independent School District, GO, Series 1997,        Aaa/AAA    1,094
             (PSF-GTD),
             5.000% 08/15/21
     3,120   Garland, Texas, Certificates of Obligation, GO, Series 2000,             Aa2/AA     3,431
             5.500% 02/15/12
     1,000   Harris County, Texas, Certificates of Obligation, GO, Series 1992,       Aa1/AA+    1,162
             6.000% 12/15/10
     1,055   Harris County, Texas, Criminal Justice Center, GO, Series 1996,          Aa1/AA+    1,112
             5.400% 10/01/10
     2,730   Harris County, Texas, GO, Series 1996,                                   Aa1/AA+    2,866
             5.150% 10/01/07
     1,000   Harris County, Texas, GO, Series 1996,                                   Aa1/AA+    1,054
             5.375% 10/01/09
    10,990   Harris County, Texas, GO, Series 2001,                                   Aa1/AA+   12,042
             5.000% 10/01/12
     5,000   Harris County, Texas, Health Facilities Development Authority,           Aaa/AAA    5,429
             Revenue, Series 1999A, (MBIA Insured),
             5.375% 07/01/19
     5,790   Harris County, Texas, Health Facility Development Corporation,           Aaa/AAA    6,394
             Revenue, Series 1999A, (MBIA Insured),
             5.625% 07/01/11
     5,000   Houston, Texas, Utility System Revenue Refunding, (Combination-First     Aaa/AAA    5,399
             Lien) Series 2004A, (FGIC Insured),
             5.250% 05/15/24
     7,000   Houston, Texas, Airport System Revenue, Sub-Lien, Series 1998B, AMT,     Aaa/AAA    7,521
             (FGIC Insured),
             5.250% 07/01/12
     6,755   Houston, Texas, Airport System Revenue, Sub-Lien, Series 2000A, AMT,     Aaa/AAA    7,563
             (FSA Insured),
             6.000% 07/01/09
     5,000   Houston, Texas, Airport Systems Revenue, Sub-Lien, Series 2002,          Aaa/AAA    5,119
             (FSA Insured),
             5.000% 07/01/27
     7,320   Houston, Texas, GO, Series 2001A, (FSA Insured),                         Aaa/AAA    8,207
             5.500% 03/01/10

     5,565   Houston, Texas, Water Systems Revenue, Series 1979,                      Aaa/AAA     6,461
             6.400% 12/01/14
     3,495   Jefferson County, Texas, Health Facilities Development Corporation,      Aaa/AAA     3,682
             Revenue, (Baptist Hospitals Project) Series 2001, (AMBAC Insured),
             5.200% 08/15/21
     1,000   Lewisville, Texas, Independent School District, GO, Series 1997,         Aaa/AAA     1,141
             (PSF-GTD),
             6.750% 08/15/08
     1,700   Midlothian, Texas, Independent School District, GO Refunding,            Aaa/AAA     1,752
             Series 1995, (PSF-GTD Insured),
             5.200% 02/15/13
     5,000   North Central Texas, Health Facilities Development Corporation,          Aaa/AAA     5,811
             Health Facilities Revenue, (Presbyterian Healthcare Residential
             Project) Series 1996B, (MBIA Insured),
             5.500% 06/01/16
     5,210   North Central Texas, Health Facilities Development Corporation,          Aaa/AAA     5,515
             Revenue Refunding, (Baylor Healthcare Systems Project) Series 1995,
             (AMBAC - TCRS Insured),
             5.500% 05/15/13
     1,245   Pasadena, Texas, Independent School District, GO, Series 1998,           Aaa/AAA     1,280
             (PSF-GTD),
             5.000% 02/15/11
     4,000   Plano, Texas, Independent School District, GO Refunding, Series          Aaa/AAA     4,357
             2001, (PSF-GTD Insured),
             5.000% 02/15/09
     2,110   Richardson, Texas, GO Refunding, Series 1998,                            Aa1/AA+     2,238
             5.250% 02/15/07
     8,355   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,          Baa2/BBB-    9,288
             Series 2002,
             5.500% 10/01/11
     5,000   San Antonio, Texas, Electric and Gas Revenue Refunding, Series 2002,     Aa1/AA+     5,482
             5.000% 02/01/10
       145   San Antonio, Texas, GO Refunding, (Prerefunded Forward-General           Aa2/AA+       160
             Improvement) Series 2001, Escrowed to Maturity,
             5.000% 08/01/10
     7,855   San Antonio, Texas, GO Refunding, Series 2001, Unrefunded                Aa2/AA+     8,641
             Balance,
             5.000% 08/01/10
     1,060   San Benito, Texas, Consolidated Independent School, GO Refunding,        Aaa/AAA     1,102
             Series 1996, (PSF-GTD Insured),
             5.000% 08/01/07
     3,805   Tarrant County, Texas, Health Facilities Development Corporation,        Aaa/AAA     4,198
             Health Systems Revenue, (Texas Health Resources Systems Project)
             Series 1997A, (MBIA Insured),
             5.750% 02/15/10
     5,000   Tarrant County, Texas, Health Facilities Development Corporation,        Aaa/AAA     5,375
             Health Systems Revenue, (Texas Health Resources Systems Project)
             Series 1997A, (MBIA Insured),
             5.250% 02/15/17
    10,910   Texas State, Water Development GO, Series 1997D,                          Aa1/AA    11,476
             5.000% 08/01/19
     5,000   Texas, Alliance Airport Authority Inc., Facilities Revenue, (Federal     Baa2/BBB    5,233
             Express Corporation Project) Series 1996,
             6.375% 04/01/21
    10,650   Texas, Guadalupe Blanco River Authority, Sewer and Solid Waste           Aa3/AA-    11,012
             Disposal Facility, Revenue, (E.I. duPont de Nemours and Company
             Project) Series 1999, AMT, 5.500% 05/01/29
     5,750   Texas, Gulf Coast Waste Disposal Authority, Revenue Refunding,           Baa2/BBB    6,075
             Series 2002A,
             6.100% 08/01/24
     6,000   Texas, Red River Authority, PCR Refunding, Series 1991,                  Aaa/AAA     6,135
             (AMBAC Insured),
             5.200% 07/01/11
     2,995   Texas, Sabine River Authority, PCR, (TXU Electric Company Project),      Baa2/BBB    3,290
             Series 2001B,
             5.750% 05/01/30

     2,000   Texas, Southwest Higher Education Authority Inc., Higher Education     Aaa/AAA      2,101
             Revenue Refunding, (Southern Methodist University Project)
             Series 1995, (FSA Insured),
             5.125% 10/01/16
       500   Texas, United Independent School District, GO, Series 1995,            Aaa/AAA        526
             (PSF-GTD Insured),
             5.500% 08/15/08
     7,600   Texas, University of Texas Revenue Refunding, Series 2003B,            Aaa/AAA      8,542
             5.250% 08/15/12
     2,000   Texas, University of Texas Revenue, Series 2004B,                      Aaa/AAA      2,262
             5.250% 08/15/16
     4,500   Travis County, Texas, Health Facilities Development Corporation,       Aaa/AAA      5,164
             Revenue, (Ascension Health Credit Project) Series 1999A,
             (AMBAC Insured), Prerefunded 11/15/09 @ 101,
             5.875% 11/15/24
     1,900   West University Place, Texas, GO Refunding, Series 1998,               Aaa/AAA      2,032
             (MBIA Insured),                                                                   -------
             5.100% 02/01/12
                                                                                               242,212
                                                                                               -------

             UTAH - 2.0%
     2,145   Cache County, Utah, School District, GO Refunding,                     Aaa/AAA      2,307
             (Utah School Board Guaranty Program) Series 1997, (SCH BD GTY),
             5.500% 06/15/07
     1,000   Iron County, Utah, School District, GO, Series 1994, (MBIA Insured),   Aaa/AAA      1,002
             Prerefunded 01/15/05 @ 100,
             6.000% 01/15/06
    11,100   Tooele County, Utah, Hazardous Waste Treatment Revenue, (Union         Baa2/BBB    11,499
             Pacific Project) Series 1992, AMT,
             5.700% 11/01/26
     5,000   Utah State, Building Ownership Authority, Lease Revenue Refunding,     Aaa/AAA      5,708
             Series 1998, (FSA Insured),
             5.500% 05/15/14
    10,000   Utah State, GO Refunding, Series 2002B,                                Aaa/AAA     11,330
             5.375% 07/01/11
     2,500   Utah State, Student Loan Revenue, Series 1995N, AMT, (AMBAC Insured,   Aaa/AAA      2,607
             GTD STD LNS),                                                                     -------
             5.900% 11/01/07
                                                                                                34,453
                                                                                               -------

             VERMONT - 0.1%
     1,000   Vermont, Municipal Bond Bank, Revenue, Series 1996-1,                  Aaa/AAA      1,080
             (AMBAC Insured, GO of Bond Bank),                                                 -------
             5.700% 12/01/10

             VIRGINIA - 0.1%
       975   Chesterfield County, Virginia, Improvement GO Refunding,               Aaa/AAA        982
             Series 1991,                                                                      -------
             6.250% 07/15/05

             WASHINGTON - 4.5%
     2,655   Chelan County, Washington, Public Utilities District No. 1, Hydro      Aa2/AA       2,777
             Conservative Systems Revenue, Series 1997A, AMT,
             Mandatory Put 07/01/07 @ 100,
             4.850% 07/01/32
     1,805   Clark County, Washington, School District Number 117 Camas, GO         Aaa/AAA      1,998
             Refunding, Series 1998, (AMBAC Insured),
             5.000% 12/01/12
     1,140   Jefferson County, Washington, School District No. 49, GO,              Aaa/AAA      1,209
             Series 1998, (FSA Insured),
             5.000% 12/01/07
     6,150   King and Snohomish Counties, Washington, GO Refunding, Series 1993,    Aaa/AAA      6,930
             (FGIC Insured),
             5.600% 12/01/10
       970   King County, Washington, GO Prerefunded Revenue, Series 2002           Aa1/AA+      1,121
             5.500% 12/01/13
     1,000   King County, Washington, GO Refunding, Series 1998B,                   Aa1/AA+      1,047
             4.750% 01/01/17
     3,000   King County, Washington, GO, Series 1997D,                             Aa1/AA+      3,305
             5.550% 12/01/08

     1,000   King County, Washington, GO, Series 1997D,                             Aa1/AA+    1,107
             5.750% 12/01/11
     1,000   Kitsap County, Washington, Sewer Revenue, Series 1996,                 Aaa/AAA    1,046
             (MBIA Insured), Crossover Refunded 07/01/06 @ 100,
             5.600% 07/01/08
     2,500   Northwest Washington, Energy Northwest Washington Wind Project         A3/A-      2,629
             Revenue, Series 2001B,
             6.000% 07/01/23
     5,000   Port Seattle, Washington, Passenger Facility Charge Revenue,           Aaa/AAA    5,425
             Series 1998, AMT, (AMBAC Insured),
             5.250% 12/01/09
       170   Port Seattle, Washington, Prerefunded Revenue, Escrowed to Maturity,   Aaa/AAA      173
             Series 1996B, AMT, (FGIC Insured),
             5.100% 09/01/05
       200   Port Seattle, Washington, Prerefunded Revenue, Escrowed to Maturity,   Aaa/AAA      221
             Series 1996B, AMT, (FGIC Insured),
             6.000% 09/01/08
     3,580   Port Seattle, Washington, Revenue Unrefunded Balance, Series 1996B,    Aaa/AAA    3,965
             AMT, (FGIC Insured),
             6.000% 09/01/08
    10,365   Seattle, Washington, Municipal Light and Power Revenue Refunding,      Aaa/AAA   11,560
             Series 2001
             5.250% 03/01/11
     8,000   Snohomish County, Washington, School District Number 002 Everett,      Aaa/AAA    9,100
             GO, Series 1998A, (MBIA Insured),
             5.500% 12/01/11
     1,975   Spokane County, Washington, School District Number 354 Mead, GO,       Aaa/AAA    2,170
             Series 1998, (FGIC Insured),
             5.000% 12/01/09
     7,800   Spokane County, Washington, School District Number 354 Mead, GO,       Aaa/AAA    8,826
             Series 1998, (FGIC Insured),
             5.500% 12/01/10
     1,600   Spokane County, Washington, School District Number 354 Mead, GO,       Aaa/AAA    1,795
             Series 1998, (FGIC Insured),
             5.250% 12/01/11
     1,000   Vancouver, Washington, Water and Sewer Revenue, Series 1995,           Aaa/AAA    1,016
             (FGIC Insured), Prerefunded 06/01/05 @ 100,
             5.850% 06/01/11
     3,330   Washington State, GO, Series 1998C,                                    Aa1/AA     3,708
             5.500% 07/01/09
     6,000   Washington State, Public Power Supply Systems Revenue Refunding,       Aaa/AAA    6,433
             (Nuclear Project Number 2) Series 1990-A, (FSA-CR Insured),
             7.250% 07/01/06
     1,150   Washington State, Public Power Supply Systems Revenue Refunding,       Aaa/AA-    1,244
             Series 1993A,                                                                    ------
             5.800% 07/01/07
                                                                                              78,805
                                                                                              ------

             WEST VIRGINIA - 0.8%
     3,980   West Virginia State, Hospital Finance Authority, Hospital Revenue      A2/AA      4,971
             Refunding, (Charleston Area Medical Center Project) Series 1993A,
             6.500% 09/01/23
     1,000   West Virginia State, Hospital Finance Authority, Hospital Revenue      Aaa/AAA    1,042
             Refunding, (Charleston Area Medical Center Project) Series 1995A,
             (MBIA Insured),
             5.750% 09/01/13
     1,265   West Virginia State, Hospital Finance Authority, Revenue,              A2/AA      1,410
             (Charleston Medical Center Project), Series 2000,
             Prerefunded 09/01/10 @ 101,
             6.750% 09/01/22
     5,235   West Virginia State, Hospital Finance Authority, Revenue,              A2/AA      6,278
             (Charleston Medical Center Project), Unrefunded Balance, Series 2000,            ------
             Prerefunded 9/01/10 @ 101,
             6.750% 09/01/22
                                                                                              13,701
                                                                                              ------

             WISCONSIN - 2.0%
     2,500   Milwaukee County, Wisconsin, GO, Series 2001A,                         Aa3/AA     2,736
             5.000% 10/01/12

     2,500   Milwaukee County, Wisconsin, GO, Series 2001A,                         Aa3/AA         2,722
             5.000% 10/01/13
     5,790   Milwaukee, Wisconsin, Metropolitan Sewer District, GO Refunding,       Aa1/AA+        6,148
             Series 1997A,
             5.125% 10/01/16
     1,000   Winneconne, Wisconsin, Community School District, GO Refunding,        Aaa/AAA        1,061
             Series 1998, (FSA Insured),
             4.900% 04/01/10
     1,050   Winneconne, Wisconsin, Community School District, GO Refunding,        Aaa/AAA        1,124
             Series 1998, (FSA Insured),
             5.000% 04/01/11
     1,100   Winneconne, Wisconsin, Community School District, GO Refunding,        Aaa/AAA        1,177
             Series 1998, (FSA Insured),
             5.000% 04/01/12
     4,745   Wisconsin State, GO, Series 1996A,                                     Aa3/AA-        4,888
             5.000% 05/01/16
     7,615   Wisconsin State, Health and Educational Facilities Authority,          Aa3/BBB+       7,708
             Revenue, (Aurora Health Care Inc. Project) Series 1999A,
             5.600% 02/15/29
     5,000   Wisconsin, Badger TOB Asset Securitization Corporation, Asset Backed   Baa3/BBB       4,965
             Revenue, Series 2002,
             6.000% 06/01/17
     2,735   Wisconsin, Housing and Economic Development Authority, Revenue,        Aa2/AA         2,881
             Series 1997G,                                                                     ---------
             5.350% 03/01/12
                                                                                                  35,410
                                                                                               ---------

             WYOMING - 0.4%
     2,535   Natrona County, Wyoming, Hospital Revenue Refunding, (Wyoming          Aaa/AAA        2,619
             Medical Center Project) Series 1998, (AMBAC Insured),
             5.250% 09/15/06
     3,785   Wyoming, Community Development Authority, Multi-Family Mortgage        Aa2/A+         3,813
             Revenue, (Aspen Court Apartments Project) Series 1999A, (Bank One                 ---------
             Arizona N.A. LOC), Mandatory Put 12/01/08 @ 100,
             4.750% 12/01/30
                                                                                                   6,432
                                                                                               ---------

             TOTAL MUNICIPAL BONDS AND NOTES
                (Cost $1,574,541)                                                              1,651,267
                                                                                               ---------

  SHARES
   (000)
  ------
             AFFILIATED INVESTMENT COMPANIES - 3.6%
    63,000   Nations Tax-Exempt Reserves, Capital Class#                                          63,000
                                                                                              ----------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $63,000)                                                                    63,000
                                                                                              ----------
             TOTAL INVESTMENTS
                (Cost $1,637,541*)                                                     99.0%   1,714,267
                                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                   1.0%      16,770
                                                                                              ----------
             NET ASSETS                                                               100.0%  $1,731,037
                                                                                              ==========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,637,541.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   77,294           568           76,726

!    Zero coupon security. The rate shown reflects the yield to maturity.

+    Amount represents less than 0.1%

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

AMBAC         Ambac Assurance Corporation
AMBAC-TCRS    Ambac Assurance Corporation-Transferable Custodial Receipts
AMT           Alternative Minimum Tax
FGIC          Financial Guaranty Insurance Company
FGIC Q-SBLF   Financial Guaranty Insurance Company-School Board Loan Fund
FHLMC COLL    Federal Home Loan Mortgage Corporation collateral
FHA           Federal Housing Authority
FNMA          Federal National Mortgage Association
FSA           Financial Security Assurance Inc.
FSA-CR        Financial Security Assurance-Custodial Receipts
GO            General Obligations
GNMA          Government National Mortgage Association
GNMA COLL     Government National Mortgage Association collateral
GTD           Guarantee
GTY-AGMT      Guarantee Agreement
GTD STD LNS   Guaranteed Student Loans
IDR           Industrial Development Revenue
LOC           Letter of Credit
MBIA          MBIA Insurance Corporation
MBIA-IBC      MBIA Insurance Corporation-Insured Bond Certificate
NR            Not Rated
PCR           Pollution Control Revenue
PSF-GTD       Permanent School Fund Guarantee
RAD           Radian Asset Assurance Inc.
SCSDE         South Carolina School District Enhancement
SCH BD GTY    School Bond Guarantee

NATIONS FUNDS
NATIONS MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.0%
            ALABAMA - 3.2%
   $2,130   Birmingham, Alabama, GO Refunding, Series 2003, (AMBAC Insured),         Aaa/AAA     $ 2,363
            5.250% 06/01/17
    5,000   Huntsville, Alabama, Health Care Authority, Revenue, Series 2001A,        A2/AA        5,247
            5.750% 06/01/31
    2,790   Jefferson County, Alabama, School Revenue, Series 2004-A,                              2,954
            5.250% 01/01/19
      570   Jefferson County, Alabama, Sewer Revenue Refunding, Series 1997A,        Aaa/AAA         607
            Unrefunded Balance, (FGIC Insured),
            5.625% 02/01/22
    1,020   Jefferson County, Alabama, Sewer Revenue, Series 1997A,                  Aaa/AAA       1,092
            (FGIC Insured),
            5.625% 02/01/18
    1,000   McIntosh, Alabama, Industrial Development Board, Environmental            A2/A         1,020
            Improvement Revenue, Series 1998C,
            5.375% 06/01/28
    6,750   Phoenix County, Alabama, Industrial Development Board, Environmental     Baa2/BBB      6,669
            Import Revenue Refunding, (Mead Coated Board Project) Series 1998B,                  -------
            (GTY-AGMT),
            5.250% 04/01/28
                                                                                                  19,952
                                                                                                 -------

            ALASKA - 3.5%
    1,250   Alaska State, International Airport Revenue, Series 2002B,               Aaa/AAA       1,413
            (AMBAC Insured),
            5.500% 10/01/11
    1,000   Anchorage, Alaska, Electric Utilities Revenue Refunding, Senior          Aaa/AAA       1,232
            Lien, Series 1993, (MBIA Insured),
            8.000% 12/01/09
    7,000   Anchorage, Alaska, Electric Utilities Revenue, Senior Lien, Series       Aaa/AAA       7,215
            1996B, (MBIA Insured),
            5.500% 02/01/26
   15,000   North Slope Borough, Alaska, Capital Appreciation GO, Series 2000B,      Aaa/AAA      11,810
            (MBIA Insured),                                                                      -------
            3.750%! 06/30/11
                                                                                                  21,670
                                                                                                 -------

            ARIZONA - 0.7%
    1,000   Arizona, University Medical Center Corporation, Hospital Revenue         A3/BBB+       1,093
            Refunding, Series 2004, (GO of University),
            5.250% 07/01/13
    5,000   Tucson and Pima County, Arizona, Industrial Development Authority,       Aaa/AAA       3,302
            Single-Family Mortgage Revenue, Series 1983A,                                        -------
            4.270%! 12/01/14
                                                                                                   4,395
                                                                                                 -------

            ARKANSAS - 0.2%
    1,300   Arkansas State, Development Finance Authority, Revolving Loan Fund,      Aa1/AA        1,376
            Wastewater Systems Revenue, Series 1996A,                                            -------
            Prerefunded 06/01/06 @ 101,
            5.700% 12/01/12

            CALIFORNIA - 4.2%
    5,000   ABAG Finance Authority for Non-Profit Corporations, California,         Baa3/BBB-      5,438
            Multi-Family Revenue Refunding, Series 2000A, AMT, (GTY-AGMT),
            Mandatory Put 8/15/08 @ 100,
            6.400% 08/15/30

    2,000   ABAG Finance Authority for Non-Profit Corporations, California,         Baa3/BBB-     2,179
            Multi-Family Revenue Refunding, Series 2000B, (GTY-AGMT),
            Mandatory Put 8/15/08 @ 100,
            6.250% 08/15/30
    2,500   California State, Department of Water Resources,                         A3/BBB+      2,681
            Power Supply Revenue, Series 2002A,
            5.125% 05/01/18
    1,000   California State, Department of Water Resources,                         Aaa/AAA      1,105
            Power Supply Revenue, Series 2002A, (AMBAC Insured),
            5.375% 05/01/18
    1,000   California State, GO, Series 1983,                                        Aa2/A       1,017
            9.000% 04/01/05
    3,300   California State, GO, Series 1990,                                       A3/BBB       3,392
            7.000% 08/01/05
    7,000   Clovis, California, Unified School District, GO,                         Aaa/AAA      3,348
            (Capital Appreciation-Election 2004) Series 2004A, (FGIC Insured),
            4.850%! 08/01/20
    8,350   Clovis, California, Unified School District, GO, Series 2004-A,          Aaa/AAA      4,223
            (FGIC Insured),
            4.790%! 08/01/19
    2,500   San Francisco, California, Bay Area Rapid Transit District,              Aaa/AAA      3,040
            Sales Tax Revenue Refunding, Series 1990, (AMBAC Insured),                           ------
            6.750% 07/01/11
                                                                                                 26,423
                                                                                                 ------

            COLORADO - 0.7%
    1,350   Colorado, Health Facilities Authority, Revenue, Catholic Health          Aa2/AA       1,465
            Initiatives, Series 2002A,
            5.000% 03/01/11
    2,500   Douglas County, Colorado, Sales and Use Tax Revenue, Series 1996,        Aaa/AAA      2,634
            (MBIA Insured),                                                                      ------
            5.500% 10/15/11
                                                                                                  4,099
                                                                                                 ------

            CONNECTICUT - 0.9%
    5,000   Connecticut State, Health and Educational Facilities Authority,          Aa1/AA       5,552
            Revenue, (Eastern Connecticut Health Network Project) Series 2000A,                  ------
            6.000% 07/01/25

            DISTRICT OF COLUMBIA - 3.0%
    3,985   District of Columbia, College & University Revenue Refunding,            Aaa/AAA      4,280
            (Howard University Project) Series 1996, (MBIA, GO of University
            Insured),
            5.750% 10/01/17
    4,200   District of Columbia, Health and Hospital Revenue Refunding,             Aaa/AAA      4,560
            (Association of American Medical Colleges Project) Series 1997A,
            (AMBAC Insured),
            5.375% 02/15/17
    9,000   District of Columbia, Hospital Revenue Refunding, (Medlantic             Aaa/AAA      9,796
            Healthcare Group Project) Series 1997A, (MBIA Insured),                              ------
            Prerefunded 08/15/07 @ 102,
            5.375% 08/15/15
                                                                                                 18,636
                                                                                                 ------

            FLORIDA - 3.3%
    1,735   Florida State, Board of Education, Capital Outlay GO, Unrefunded         Aa2/AA+      2,332
            Balance, Series 1985,
            9.125% 06/01/14
    4,425   Florida State, Transportation Department, GO, Series 2002,               Aa2/AA+      4,666
            5.000% 07/01/23
    3,450   Highlands County, Florida, Health Facilities Authority Revenue,           A3/A        3,588
            (Hospital Adventist Health System), Series 2003D,
            5.375% 11/15/35
    2,000   Orange County, Florida, Tourist Development Tax Revenue Refunding,       Aaa/AAA      2,027
            Series 1998A, (AMBAC Insured),
            4.750% 10/01/24
    5,000   Orange County, Florida, Tourist Development Tax Revenue, Series          Aaa/AAA      5,460
            2000, (AMBAC Insured),
            5.250% 10/01/17

    2,000   Reedy Creek, Florida, Improvement District Utilities Revenue             Aaa/AAA      2,268
            Refunding, Series 2004-2, (MBIA Insured),                                            ------
            5.250% 10/01/14
                                                                                                 20,341
                                                                                                 ------

            GEORGIA - 4.9%
    5,000   Atlanta, Georgia, Airport Facilities Revenue Refunding, Series           Aaa/AAA      5,698
            2000A, (FGIC Insured), Prerefunded 01/01/10
            @ 101,
            5.600% 01/01/30
    2,500   Chatham County, Georgia Hospital Authority, (Hospital                    A3/A-        2,612
            Improvement-Memorial Health University) Series 2004A,
            5.500% 01/01/34
    3,000   Chatham County, Georgia, Hospital Medical Authority, Revenue,            A3/A-        3,270
            (Memorial Health Medical Center Project) Series 2001A,
            6.125% 01/01/24
    1,000   DeKalb County, Georgia, School District, GO, Series 1993A,               Aa2/AA       1,152
            6.250% 07/01/09
    1,435   Gainesville & Hall County, Georgia, Hospital Authority, Revenue          Aa2/A-       1,545
            Anticipation Certificates, (Northeast Georgia Health System Income
            Project) Series 2001,
            5.000% 05/15/11
    1,610   Gainesville & Hall County, Georgia, Hospital Authority, Revenue          Aa2/A-       1,717
            Anticipation Certificates, (Northeast Georgia Health System Income
            Project) Series 2001,
            5.000% 05/15/12
    1,560   Gainesville & Hall County, Georgia, Hospital Authority, Revenue          Aa2/A-       1,646
            Anticipation Certificates, (Northeast Georgia Health System Income
            Project) Series 2001,
            5.000% 05/15/13
    3,000   Georgia State, GO, Series 1992B,                                         Aaa/AAA      3,529
            6.250% 03/01/11
      440   Georgia State, Housing and Finance Authority, Single-Family Mortgage     Aa2/AAA        458
            Revenue, Series 1999B-2, AMT,
            6.100% 06/01/31
    3,750   Georgia State, Municipal Electric Authority, Power Revenue,              Aaa/AAA      4,007
            Series 2002A, (FSA Insured),
            5.000% 01/01/18
    2,000   Metropolitan Atlanta, Rapid Transit Authority of Georgia,                Aaa/AAA      2,426
            Revenue Refunding, Series 1992P, (AMBAC Insured),
            6.250% 07/01/20
    2,000   Monroe County, Georgia, Development Authority, PCR,                      A3/A         2,352
            (Oglethorpe Power Corporation Project) Series 1992A,                                 ------
            6.800% 01/01/11
                                                                                                 30,412
                                                                                                 ------

            HAWAII - 0.2%
    1,180   Honolulu City and County, Hawaii, GO Refunding, Series1993B,             Aa2/AA-      1,480
            8.000% 10/01/10                                                                      ------

            ILLINOIS - 11.8%
    3,000   Chicago, Illinois, Metropolitan Water Reclamation District GO,           Aaa/AA+      3,427
            Series 1993,
            5.500% 12/01/12
    3,385   Chicago, Illinois, Metropolitan Water Reclamation District, Capital      Aaa/AA+      3,607
            Improvement GO, Series 1991,
            6.900% 01/01/07
    3,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding,       Aaa/AAA      3,036
            Second Lien, Series 1993C, (MBIA Insured),
            5.000% 01/01/18
    7,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding,       Aaa/AAA      7,694
            Second Lien, Series 1999, AMT, (AMBAC Insured),
            5.500% 01/01/10
    2,640   Chicago, Illinois, O'Hare International Airport Revenue Refunding,       A1/A+        2,655
            Senior Lien, Series 1993A,
            5.000% 01/01/16
    4,800   Chicago, Illinois, Water Revenue, Senior Lien, Series 2000,              Aaa/AAA      5,489
            (AMBAC Insured),
            5.750% 11/01/10

    5,000   Cook County, Illinois, GO, Series 1997A, (MBIA Insured),                 Aaa/AAA      5,425
            5.625% 11/15/22
    2,000   Cook County, Illinois, GO, Series 2004, (AMBAC Insured),                              2,194
            5.250% 11/15/21
    1,750   Cook County, Illinois, High School District No. 209 Provisional          Aaa/AAA      1,665
            Township, GO, Series 2004, (FSA Insured),
            4.000%! 12/01/15
    2,565   Du Page County, Illinois, GO, Series 1993,                               Aaa/AAA      2,997
            5.600% 01/01/21
    1,750   Du Page County, Illinois, School District No. 41 Glen Ellyn, GO,         Aaa/NR       1,927
            Series 2004, (FSA Insured),
            5.000% 02/01/17
    1,515   Glendale Heights, Illinois, Hospital Revenue Refunding,                  Aaa/AAA      1,848
            (Glendale Heights Project) Series 1985B,
            7.100% 12/01/15
    3,000   Illinois State, GO, Series 2004A,                                        Aa3/AA       3,064
            5.000% 03/01/34
    3,000   Illinois State, Metropolitan Pier and Exposition Authority,              Aaa/AAA      3,171
            Dedicated Tax Revenue Refunding, (McCormick Place Expansion Project)
            Series 2002B, (MBIA Insured),
            5.000% 06/15/21
    1,000   Illinois, Development Finance Authority, PCR Refunding,                  Aaa/AAA      1,027
            (Commonwealth Edison Company Project) Series 1994D, (AMBAC Insured),
            6.750% 03/01/15
    4,500   Illinois, Educational Facilities Authority, Student Housing              Baa2/AA-     5,066
            Advancement Funding Revenue, (University Center Project) Series
            2002,
            6.625% 05/01/17
    8,750   Illinois, Metropolitan Pier & Exposition Authority, Dedicated State      Aaa/AAA      6,220
            Tax Revenue, Series 1993, (FGIC Insured),
            4.120%! 06/15/13
   11,640   Illinois, Metropolitan Pier & Exposition Authority, Dedicated State      Aaa/AAA      8,274
            Tax Revenue, Unrefunded Balance, Series 1993A, (FGIC Insured),
            4.120%! 06/15/13
    3,165   Kane & DE Kalb Counties, Illinois Community Unit School District         Aaa/AAA      1,474
            Number 302, GO, (FGIC Insured),
            4.870%! 02/01/21
    1,535   McHenry County, Illinois, Community Unit School District Number          Aaa/AAA      1,670
            200, GO, Series 1996A, (FSA Insured),
            5.750% 01/01/13
    5,000   Will County, Illinois, Student Housing Revenue, (Joliet Junior           NR/NR        2,311
            College Project) Series 2002A,                                                       ------
            6.750% 09/01/33 (a)
                                                                                                 74,241
                                                                                                 ------

            INDIANA - 2.5%
    1,000   Hamilton/Southeastern Indiana, North Delaware School Building            Aaa/AAA      1,058
            Corporation, First Mortgage Revenue, Series 1996,
            (AMBAC Insured State Aid Withholding),
            5.000% 07/15/07
    1,000   Hamilton/Southeastern Indiana, North Delaware School Building            Aaa/AAA      1,070
            Corporation, First Mortgage Revenue, Series 1996,
            (AMBAC Insured, State Aid Withholding),
            5.100% 07/15/09
    3,395   Indiana, Health Facilities Financing Authority, Hospital Revenue,        Aaa/AAA      3,615
            (Charity Obligation Group Project) Series 1997D, Prerefunded
            11/01/07 @ 100,
            5.000% 11/01/26
    2,000   Indiana, Health Facilities Financing Authority, Hospital Revenue,        A1/AA-       2,090
            (Clarian Health Partners, Inc. Project) Series 1996A,
            5.500% 02/15/16
    2,000   Indiana, Ivy Tech State College, Revenue, Series 1997E,                  Aaa/AAA      2,156
            (AMBAC Insured),
            5.125% 07/01/12
    1,000   Indianapolis, Indiana, Airport Authority Revenue, (Special               Baa2/BBB     1,056
            Facilities-Federal Express Corporation Project) Refunding,
            (GTY AGMT-Federal Express Corp),
            5.100% 01/15/17

    2,260   Indianapolis, Indiana, Marion County Public Library, GO,                 Aa2/AA+      2,335
            Series 2002A,
            4.700% 07/01/19
    2,000   St. Joseph County, Indiana, Educational Facilities Revenue,              Aaa/AAA      2,098
            (University of Notre Dame - Du Lac Project) Series 1996,                             ------
            5.500% 03/01/26
                                                                                                 15,478
                                                                                                 ------

            IOWA - 0.5%
    2,750   Iowa, Student Loan Liquidity Corporation, Student Loan Revenue           Aaa/AAA      2,913
            Refunding, Series 1998J, AMT, (AMBAC Insured),                                       ------
            4.800% 06/01/09

            MARYLAND - 0.5%
    3,000   Maryland State, Economic Development Corporation, Student Housing        Baa3/AA-     3,115
            Revenue, (Salisbury Collegiate Housing Project) Series 1999A,                        ------
            6.000% 06/01/30

            MASSACHUSETTS - 1.6%
    2,000   Massachusetts State, GO Refunding, Series 2004A,                         Aa2/AA-      2,246
            5.250% 08/01/22
    3,650   Massachusetts State, House Room 227, GO, Series 2004A,                   Aa2/AA-      4,103
            5.250% 08/01/20
    3,000   Massachusetts State, Water Resources Authority, General Revenue,         Aaa/AAA      3,377
            Series 1993C, (AMBAC Insured),                                                       ------
            5.250% 12/01/15
                                                                                                  9,726
                                                                                                 ------

            MICHIGAN - 3.1%
    1,000   Cornell Township, Michigan, Economic Development Corporation,            Baa2/BBB     1,071
            Revenue Refunding, (Meadwestavco-Escanaba Project) Series 2002,
            5.875% 05/01/18
    1,000   Detroit, Michigan, GO Refunding, Series 1995B,                           Baa1/A-      1,021
            6.375% 04/01/07
    3,000   Michigan State, Comprehensive Transportation Revenue Refunding,          Aaa/AAA      3,161
            Series 1996A, (MBIA Insured),
            5.250% 08/01/13
    5,435   Michigan State, Environmental Protection Program, GO, Series 1992,       Aa1/AA+      6,353
            6.250% 11/01/12
    1,000   Michigan, Municipal Board Authority Revenue, Series 2001,                Aaa/AAA      1,098
            5.250% 10/01/19
    6,310   University of Michigan, Hospital Revenue Refunding, Series 2002,         Aa2/AA       6,739
            5.250% 12/01/20                                                                      ------
                                                                                                 19,443
                                                                                                 ------

            MINNESOTA - 0.8%
    1,950   Elk River, Minnesota, Independent School District Number 728, GO,        Aaa/AAA      2,110
            Series 2004A, (FGIC SD Cred Prog),
            5.000% 02/01/19
    1,250   Minneapolis and St. Paul, Minnesota, Housing and Redevelopment           Baa1/BBB+    1,294
            Authority Health Care Systems, (Health Partners Obligation Group
            Project),
            5.250% 12/01/16
    1,650   Minneapolis and St. Paul, Minnesota, Housing and Redevelopment           Baa1/BBB+    1,791
            Authority Health Care Systems, (Health Partners Obligation Group                     ------
            Project),
            6.000% 12/01/17
                                                                                                  5,195
                                                                                                 ------

            MISSISSIPPI - 0.5%
    2,470   Lowndes County, Mississippi, Solid Waste Disposal PCR Refunding,         Baa2/BBB     2,973
            (Weyerhaeuser Company Project) Series 1992A,                                         ------
            6.800% 04/01/22

            MISSOURI - 2.9%
    1,000   Independence, Missouri, School District, GO, Series 1991,                A3/AA        1,164
            6.250% 03/01/11

    1,450   Jefferson City, Missouri, School District, GO, Series 1991A,             Aa2/AA+      1,685
            6.700% 03/01/11
    3,425   Missouri State, Environmental Improvement and Energy Resource            A1/AA        3,654
            Authority, PCR Refunding, (Associated Electrical Cooperation Thomas
            Hill Project) Series 1996,
            5.500% 12/01/10
    2,000   Missouri State, Environmental Improvement and Energy Resource            A1/AA        2,134
            Authority, PCR Refunding, (Associated Electrical Cooperation Thomas
            Hill Project) Series 1996,
            5.500% 12/01/11
    2,000   Missouri State, Health and Educational Facilities Authority,             Aa1/AA-      2,173
            Revenue, (SSM Health Care Corporation Project) Series 2002A,
            5.000% 06/01/11
    2,500   Missouri State, Health and Educational Facilities Authority,             Aa1/AA-      2,750
            Revenue, (SSM Health Care Project) Series 2002A,
            5.250% 06/01/12
       35   Missouri State, Housing Development Commission,  Mortgage Revenue,       Aaa/AAA         35
            (Single Family Homeowner Loan Project) Series 1995A, AMT,
            (GNMA/FHA/VA COLL),
            6.100% 09/01/14
    2,500   Sikeston, Missouri, Electrical Revenue Refunding, Series 1992,           Aaa/AAA      2,719
            (MBIA Insured),
            6.100% 06/01/07
    1,400   St. Louis, Missouri, Industrial Development Authority, PCR               A1/A+        1,739
            Refunding, (Anheuser Busch Company Project) Series 1991,                             ------
            6.650% 05/01/16
                                                                                                 18,053
                                                                                                 ------

            NEBRASKA - 0.3%
    1,600   Omaha, Nebraska, Public Power District, Electric Revenue,                Aa2/AA+      1,923
            Series 1992B,                                                                        ------
            6.200% 02/01/17

            NEVADA - 0.8%
    1,960   Clark County, Nevada, Passenger Facility Revenue Refunding,              Aaa/AAA      2,148
            Series 2002, (MBIA Insured),
            5.250% 07/01/11
    2,625   Nevada State, GO, Series 1995A,                                          Aa2/AA       2,718
            5.500% 11/01/17                                                                      ------

                                                                                                  4,866
                                                                                                 ------

            NEW JERSEY - 0.1%
      765   New Jersey State, Highway Authority, Garden State Parkway Generated      Aaa/AAA        848
            Revenue, Series 1971,                                                                ------
            6.500% 01/01/11

            NEW MEXICO - 0.1%
      715   New Mexico, Mortgage Finance Authority, Single-Family Mortgage           Aaa/AAA        738
            Revenue, Series 1997C-2, AMT, (GNMA/FNMA/FHLMC COLL),                                ------
            6.050% 07/01/28

            NEW YORK - 3.4%
    3,520   New York City, New York, Municipal Water Finance Authority,              Aa2/AA       3,741
            Water and Sewer Revenue, Series 2001D,
            5.250% 06/15/25
    1,250   New York City, New York, Municipal Water Finance Authority,              Aa2/AA       1,367
            Water and Sewer Systems Revenue, Series 1997B,
            5.750% 06/15/29
    5,000   New York City, New York, Transitional Finance Authority,                 Aa2/AA+      5,613
            Revenue Refunding, Future Tax Secured, Series 2002A,
            5.500% 11/01/26
    1,000   New York State, Dormitory Authority, Revenue, Series 2002B,              A3/AA-       1,101
            Mandatory Put 05/15/12 @ 100,
            5.250% 11/15/23

    5,000   New York State, Urban Development Corporation, Correctional and          A3/AA-       5,434
            Youth Facility Services Revenue, Series 2002A, Mandatory Put 1/01/11
            @ 100,
            5.000% 01/01/17
    3,950   Sales Tax Asset Receivables Corporation, New York, Series 2004A,         Aaa/AAA      4,079
            (AMBAC Insured),                                                                    -------
            5.000% 10/15/32

                                                                                                 21,335
                                                                                                 ------

            NORTH CAROLINA - 0.8%
    2,425   Haywood County, North Carolina, Industrial Facilities and Pollution      Baa2/AA-     2,613
            Control Financing Authority, Solid Waste Disposal Revenue Refunding,
            (Champion International Corporation Project) Series 1999, AMT,
            6.400% 11/01/24
    2,500   New Hanover County, North Carolina, GO, Series 2001,                     Aa2/AA       2,679
            5.000% 06/01/20                                                                      ------

                                                                                                  5,292
                                                                                                 ------

            OHIO - 1.0%
    5,250   Dayton, Ohio, Special Facilities Revenue, (Air Freight Corporation       A1/BB+       5,942
            Project) Series 1988D, AMT,                                                          ------
            6.200% 10/01/09

            PENNSYLVANIA - 0.8%
    1,570   Philadelphia, Pennsylvania, Hospital and Higher Education Facilities     A3/AA        1,587
            Authority, Hospital Revenue, (Frankford Hospital Project) Series
            1993A,
            6.000% 06/01/14
    3,125   Philadelphia, Pennsylvania, Hospital and Higher Education Facilities     A3/AA        3,167
            Authority, Hospital Revenue, (Frankford Hospital Project) Series                     ------
            1993A,
            6.000% 06/01/23

                                                                                                  4,754
                                                                                                 ------

            PUERTO RICO - 0.7%
    1,700   Puerto Rico, Electric Power Authority Power Revenue, Series 2002,        Aaa/AAA      1,897
            (MBIA Insured),
            5.000% 07/01/20
    2,000   Puerto Rico, Public Buildings Authority Revenue Guaranteed               Baa1/A-      2,216
            (Government Facilities) Series 2002F, (Commonwealth GTD),                            ------
            5.250% 07/01/20

                                                                                                  4,113
                                                                                                 ------

            SOUTH CAROLINA - 5.0%
    3,750   Berkeley County, South Carolina, School District, GO, Series 2000,       Aa1/AA+      3,969
            (SCSDE),
            5.000% 04/01/21
    4,000   Georgetown County, South Carolina, Environmental Improvement Revenue     Baa2/BBB     4,510
            Refunding, (International Paper Company Project) Series 2000A,
            (GTY-AGMT),
            5.950% 03/15/14
    2,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,       Aa3/AA       2,083
            Series 1996B, (GTY-AGMT),
            5.250% 05/01/17
    5,000   Greenville, South Carolina, Hospital Facilities Revenue,                 Aaa/AAA      5,471
            Series 2001,
            5.500% 05/01/26
    5,000   Piedmont, South Carolina, Municipal Power Agency, Electric Revenue       Aaa/AAA      1,906
            Refunding, (Capital Appreciation) Sub Series 2004A-2, (FGIC
            Insured),
            5.210%! 01/01/24
    1,000   Richland County, South Carolina, Environmental Improvement Revenue,      Baa2/BBB     1,065
            (International Paper) Series 2003,
            6.100% 04/01/23
      690   South Carolina State, Housing Finance and Development Authority,         Aaa/AA         705
            Revenue, (Homeownership Mortgage Purchase Project) Series 1994A,
            6.375% 07/01/16
    3,095   South Carolina State, Public Service Authority, Revenue Refunding,       Aaa/AAA      3,318
            Series 2002D, (FSA Insured),
            5.000% 01/01/18
    1,000   South Carolina State, State School Facilities, GO, Series 2001A,         Aaa/AAA        975
            3.500% 01/01/16

    4,500   South Carolina, Tobacco Settlement Management Revenue, Series 2001B,     Baa2/BBB     4,375
            6.375% 05/15/28
    1,000   South Carolina, Transportation Infrastructure Bank, Revenue              Aaa/AAA      1,135
            Refunding, Series 2004B, (AMBAC Insured),
            5.250% 10/01/15
    2,000   York County, South Carolina, Exempt Facilities IDR, (Hoechst             Ba3/B        1,858
            Celanese Corporation Project) Series 1994, AMT,                                      ------
            5.700% 01/01/24

                                                                                                 31,370
                                                                                                 ------

            SOUTH DAKOTA - 0.8%
    4,720   South Dakota, Housing Development Authority, Revenue, Series 2002E,      Aa1/AAA      4,815
            5.550% 05/01/31                                                                      ------

            TENNESSEE - 3.7%
    5,500   Knox County, Tennessee, Health Educational and Housing Facilities        Baa1/AA-     5,774
            Board Revenue, (University Health Systems Inc. Project) Series 1999,
            5.750% 04/01/19
    3,000   Maury County, Tennessee, Industrial Development Board, Multi-Model       A3/BBB       3,076
            PCR Refunding, (General Motors Corporation - Saturn Corporation
            Project) Series 1994,
            6.500% 09/01/24
    4,000   Maury County, Tennessee, Industrial Development Board, Solid Waste       Baa1/BBB+    4,266
            Disposal Revenue, (Occidental Petroleum Corporation) Series 2001A,
            AMT, (GTY-AGMT),
            6.250% 08/01/18
    5,000   Memphis-Shelby County, Tennessee, Airport Authority, Special             Baa2/BBB     5,333
            Facilities Revenue Refunding, (Federal Express Corporation Project)
            Series 2001,
            5.000% 09/01/09
    2,500   Metropolitan Government, Nashville and Davidson County, Tennessee,       Aaa/AAA      2,807
            Water and Sewer Systems Revenue Refunding, Series 1993,
            (FGIC Insured),
            5.200% 01/01/13
    2,000   Metropolitan Government, Nashville and Davidson County, Tennessee,       Aaa/AAA      2,130
            Water and Sewer Systems Revenue Refunding, Series 1996,                              ------
            (MBIA Insured),
            5.500% 01/01/14

                                                                                                 23,386
                                                                                                 ------

            TEXAS - 10.6%
    2,470   Beaumont, Texas, Independent School District, GO, Series 1996,           Aaa/AAA      2,547
            (PSF-GTD),
            5.000% 02/15/17
    2,070   Bexar, Texas, Metropolitan Water District, Waterworks Revenue,           Aaa/AAA      2,136
            Unrefunded Balance, Series 1995, (MBIA Insured),
            6.000% 05/01/15
    1,900   Brazos River Authority, Texas,  PCR, Revenue Refunding,                  Baa2/BBB     2,202
            (TXU Energy Company LLC Project), Series 2003A,
            6.750% 04/01/38
    1,150   Brazosport, Texas, Independent School District, Series 2003C,            Aaa/AAA      1,240
            5.000% 02/15/16
    1,750   Dallas County, Texas, GO, Series 1996,                                   Aaa/AAA      1,858
            5.250% 08/15/16
    3,210   Dallas-Fort Worth, Texas, International Airport Revenue, Series          Aaa/AAA      3,541
            2003A, (AMBAC Insured),
            5.500% 11/01/15
    2,220   Grand Prairie, Texas, Independent School District, GO Refunding,         Aaa/AAA      2,321
            Series 2002, (PSF-GTD),
            5.000% 02/15/22
    8,000   Harris County, Texas, GO, Refunding, Series 2002, (MBIA Insured),        Aaa/AAA      4,050
            4.770%! 08/15/19
    3,335   Harris County, Texas, Health Facilities Development Authority,           Aaa/AAA      3,753
            Hospital Revenue, (Memorial Herman Hospital Systems Project) Series
            1998, (FSA Insured),
            5.500% 06/01/11
    1,000   Harris County, Texas, Health Facilities Development Corporation,         Aa1/AA-      1,101
            Hospital Revenue, (St. Lukes's Episcopal Project) Series 2001A,
            5.500% 02/15/11

    5,000   Houston, Texas, Airport Systems Revenue, Series 1998B, AMT,              Aaa/AAA      5,162
            (FGIC Insured),
            5.000% 07/01/16
    1,900   Leander, Texas, Independent School District, GO Refunding, Series        Aaa/AAA      2,109
            2002, (PSF-GTD Insured),
            5.375% 08/15/17
    4,155   McKinney, Texas, Independent School District, GO, Series 2001,           Aaa/AAA      4,484
            (PSF-GTD),
            5.125% 02/15/17
    2,000   North Central Texas, Health Facilities Development Corporation,          Aaa/AAA      2,311
            Hospital Revenue, (Presbyterian Healthcare Project) Series 1991A,
            6.625% 06/01/11
    5,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,           Baa2/BBB-    5,479
            Series 2002,
            6.000% 10/01/16
    2,000   San Antonio, Texas, Electric and Gas Systems, GO Refunding,              Aa1/AA+      2,165
            Series 1998A,
            5.250% 02/01/16
    1,000   San Marcos, Texas, Electric Utility System Revenue Refunding,            Aaa/AAA      1,102
            Series 2002, (FSA Insured),
            5.250% 11/01/16
    2,000   Texas City, Texas, IDR Refunding, (Atlantic Richfield Company            Aa1/AA+      2,629
            Project) Series 1990,
            7.375% 10/01/20
    1,000   Texas State, GO, Series 1996,                                            Aa1/AA       1,047
            5.500% 08/01/15
    7,000   Texas State, Turnpike Authority Central Texas Turnpike System            Aaa/AAA      4,174
            Revenue, (Capital Appreciation-First Tier) Series 2002A, (AMBAC
            Insured),
            4.550%! 08/15/16
    1,500   Texas State, University System Financing Refunding Revenue,              Aaa/AAA      1,599
            Series 2002, (FSA Insured),
            5.000% 03/15/17
    3,000   Texas, Port of Bay City Authority, Matagorda County Revenue,             Ba3/B        2,992
            (Hoechst Celanese Corporation Project), Series 1996, AMT,
            6.500% 05/01/26
    2,500   University of Texas, Permanent University Fund Finance Department,       Aaa/AAA      2,608
            Revenue Refunding, Series 2004B,
            5.000% 07/01/26
    3,490   Williamson County, Texas, GO Refunding, Series 2004, (MBIA Insured),     Aaa/AAA      3,799
            5.000% 02/15/16                                                                      ------
                                                                                                 66,409
                                                                                                 ------

            UTAH - 1.8%
    2,000   Emery County, Utah, PCR Refunding, (Pacificorp Project) Series           Aaa/AAA      2,025
            1993A, (AMBAC Insured),
            5.650% 11/01/23
    4,000   Murray City, Utah, Hospital Revenue Refunding, (IHC Health Services,     Aaa/AAA      4,123
            Inc. Project) Series 1996, (MBIA Insured),
            5.000% 05/15/22
    1,650   Provo, Utah, Electric Revenue, Series 1980,                              Aaa/AAA      2,235
            10.125% 04/01/15
    2,500   Utah, County Hospital Revenue, Series 1997, (MBIA Insured),              Aaa/AAA      2,566
            5.250% 08/15/26                                                                      ------
                                                                                                 10,949
                                                                                                 ------

            VERMONT - 0.3%
    1,985   Vermont, Municipal Bond Bank, Revenue, Series 1996-1,
            (AMBAC Insured),                                                         Aaa/AAA      2,146
            5.750% 12/01/15                                                                      ------

            VIRGINIA - 1.2%
    1,325   Augusta County, Virginia, Industrial Development Authority Revenue,      A1/NR        1,450
            (Augusta Health Care, Inc.) Series 2003,
            5.250% 09/01/20
    1,000   Danville, Virginia, Industrial Development Authority, Hospital           Aaa/AAA      1,106
            Revenue, (Danville Regional Medical Center), Series 1998,
            5.200% 10/01/18

    2,830   Fairfax County, Virginia, Water and Sewer Authority, Water Revenue,      Aaa/AAA      3,088
            Unrefunded Balance, Series 1992,
            6.000% 04/01/22
    1,505   Virginia State, Port Authority, Port Facility Revenue, Series 2003,      Aaa/AAA      1,647
            (MBIA Insured),                                                                      ------
            5.250% 07/01/16
                                                                                                  7,291
                                                                                                 ------

            WASHINGTON - 11.4%

    7,500   Chelan County, Washington, Development Corporation, PCR Refunding,       A2/A-        7,738
            (Alcoa, Inc. Project) Series 1995,
            5.850% 12/01/31
    2,310   Chelan County, Washington, Public Utilities District Division III        Aa2/AA       2,401
            Revenue, Series 1997A, AMT, Mandatory Put 07/01/20 @ 100,
            5.600% 07/01/32
    1,035   King County, Washington, Library Systems, GO, Series 1992,               Aa3/AA-      1,111
            Prerefunded 12/01/06 @ 100,
            6.150% 12/01/10
    1,000   King County, Washington, School District No. 403 Renton, GO,             Aa3/AA-      1,074
            Series 1998,
            5.250% 06/01/15
    3,000   King County, Washington, Sewer GO Refunding, Series 1996C,               Aa1/AA+      3,195
            5.250% 01/01/17
    2,405   Port Seattle, Washington, GO, Series 2000, AMT,                          Aa1/AA+      2,706
            6.000% 12/01/11
    3,885   Port Seattle, Washington, Revenue, Series 1999B, (FGIC Insured),         Aaa/AAA      4,285
            5.500% 09/01/13
    4,365   Seattle, Washington, GO, Series 1996A,                                   Aa1/AAA      4,520
            5.625% 01/15/10
    1,795   Seattle, Washington, GO, Series 1997,                                    Aa1/AAA      1,909
            5.300% 08/01/17
    1,525   Skagit County, Washington, School District Number 320, GO Refunding,     Aaa/AAA      1,612
            Series 1996, (FGIC Insured),
            5.500% 12/01/12
    2,000   Tacoma, Washington, Electric System Revenue, Series 1997,                Aaa/AAA      2,134
            (AMBAC Insured),
            5.250% 01/01/15
   12,700   Washington State, GO, Series 1990A,                                      Aa1/AA      15,500
            6.750% 02/01/15
   10,000   Washington State, GO, Series 2000A,                                      Aa1/AA      11,054
            5.625% 07/01/21
    2,955   Washington State, GO, Unrefunded Balance, Series 1992-93A,               Aa1/AA       3,363
            5.750% 10/01/12
    5,000   Washington State, Public Power Supply Systems Revenue Refunding,         Aaa/AAA      5,340
            Series 1996A, (MBIA Insured),
            5.750% 07/01/11
    1,120   Washington State, Public Power Supply Systems Revenue,
            (Nuclear Project Number 1) Series 1990B, Prerefunded 07/01/04 @ 100,     Aaa/AA-      1,266
            7.250% 07/01/09
    1,505   Washington State, Public Power Supply Systems Revenue,
            (Nuclear Project Number 2) Series 1990A, Prerefunded 07/01/04 @ 100,     Aaa/AA-      1,617
            7.250% 07/01/06                                                                      ------
                                                                                                 70,825
                                                                                                 ------

            WEST VIRGINIA - 0.7%
    1,450   Jefferson County, West Virginia, Board of Education, GO, Series          Aaa/AAA      1,609
            1989, (FGIC Insured),
            6.850% 07/01/07
    1,560   Jefferson County, West Virginia, Board of Education, GO, Series          Aaa/AAA      1,789
            1989, (FGIC Insured),
            6.850% 07/01/08
    1,000   West Virginia University, State University Systems Revenue,              Aaa/AAA      1,053
            (Marshall University Library Project) Series 1996, (AMBAC Insured),                  ------
            5.750% 04/01/16                                                                       4,451
                                                                                                 ------

            WISCONSIN - 3.8%
    3,000   Menomonee Falls, Wisconsin, Sewer Systems Revenue, Series 1996A,         Aaa/AAA       3,229
            (AMBAC Insured),
            5.650% 05/01/16
    1,000   Wisconsin State, GO Refunding, Series 1993-1,                            Aa3/AA-       1,117
            5.800% 11/01/08
    3,000   Wisconsin State, GO Refunding, Series 2004-2, (MBIA Insured),            Aaa/AAA       3,273
            5.000% 05/01/16
    4,000   Wisconsin State, Health and Educational Facilities Authority,            Aa3/BBB+      4,049
            Revenue, (Aurora Health Care Inc. Project) Series 1999A,
            5.600% 02/15/29
    3,500   Wisconsin State, Health and Educational Facilities Authority,            Aa3/BBB+      3,622
            Revenue, (Aurora Health Care Project) Series 1999B,
            5.500% 02/15/15
    5,500   Wisconsin State, Health and Educational Facilities Authority,            Aa3/BBB+      5,655
            Revenue, (Aurora Health Care Project) Series 1999B,
            5.625% 02/15/20
    2,450   Wisconsin, Badger TOB Asset Securitization Corporation,
            Asset Backed Revenue, Seies 2002,                                        Baa3/BBB      2,556
            5.750% 06/01/12                                                                      -------
                                                                                                  23,501
                                                                                                 -------

            WYOMING - 1.7%
   10,000   Wyoming, Student Loan Corporation, Revenue Refunding, Series 1999A,      Aa1/AA       10,707
                                                                                                 -------
            TOTAL MUNICIPAL BONDS AND NOTES
            (Cost $566,287)                                                                      611,134
                                                                                                 -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 1.2%
    7,338   Nations Tax-Exempt Reserves, Capital Class#                                             7,338
                                                                                                 --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $7,338)                                                                        7,338
                                                                                                 --------
            TOTAL INVESTMENTS
               (Cost $573,625*)                                                        99.2%      618,472
                                                                                                 --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                    0.8%        5,197
                                                                                                 --------
            NET ASSETS                                                                100.0%     $623,669
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

* Cost for federal income tax purposes is $573,625. Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   47,431          2,584          44,847

!    Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

(a) Restricted security.

ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FGIC SDCP - Financial Guaranty Insurance Company School District Credit Program FHA - Federal Housing Authority
FHLMC COLL - Federal Home Loan Mortgage Corporation Collateral
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guarantee
GTY-AGMT - Guarantee Agreement
IDR - Industrial Development Revenue
MBIA - Municipal Bond Insurance Association
PCR - Pollution Control Revenue
PSF-GTD - Permanent School Fund Guarantee
SCSDE - South Carolina School District Enhancement
VA COLL - Veterans Administration Collateral

NATIONS FUNDS
NATIONS CALIFORNIA INTERMEDIATE MUNCIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            CORPORATE BONDS AND NOTES - 1.6%

   $2,000   Municipal Mortgage and Equity Tax Exempt Bond, Subsidiary LLC,                       $2,017
            (Perpetual Preferred) Series 2004A-2, 144A,                                          ------
            4.900% 06/30/49

            TOTAL CORPORATE BONDS AND NOTES
            (Cost $2,000)                                                                         2,017
                                                                                                 ------

            MUNICIPAL BONDS AND NOTES - 94.4%
            CALIFORNIA - 90.8%
    1,250   ABAG Finance Authority for Non-Profit Corporations, California,          Aa3/BBB+     1,302
            Certificates of Participation Refunding, (Episcopal Homes Foundation
            Project) Series 1998,
            5.000% 07/01/07
    2,000   ABAG Finance Authority for Non-Profit Corporations, California,         Baa3/BBB-     2,179
            Multi-Family Revenue Refunding, Series 2000B, (GTY-AGMT), Mandatory
            Put 8/15/08 @ 100,
            6.250% 08/15/30
      300   ABAG Finance Authority for Non-Profit Corporations, Certificates of      A1/BB+         312
            Participation Refunding, (American Baptist Homes Project) Series
            1998A,
            5.500% 10/07/07
    1,000   Alameda County, California, Certificates of Participation Refunding,     Aaa/AAA      1,131
            Series 2001A, (MBIA Insured),
            5.375% 12/01/10
    1,000   Alameda County, California, Certificates of Participation Refunding,     Aaa/AAA      1,068
            Series 2001A, (MBIA Insured),
            4.250% 12/01/11
    1,000   Anaheim, California, Public Financing Authority, Lease Revenue,          Aaa/AAA      1,170
            (Public Improvements Project) Series 1997C, (FSA Insured),
            6.000% 09/01/11
    1,325   California State University, Revenue, (Systemwide Project) Series        Aaa/AAA      1,481
            2003A, (FGIC Insured),
            5.000% 11/01/12
    2,000   California State, Department of Water Resources, Power Supply            A3/BBB+      2,326
            Revenue, Series 2002A,
            6.000% 05/01/13
       20   California State, Department of Water Resources, Water Systems           Aa2/AA          22
            Revenue, (Center Valley Project) Series 1998T,
            5.500% 12/01/08
    1,870   California State, Economic Recovery, GO, Series 2004A,                   Aaa/AAA      2,124
            5.250% 07/01/14
    2,000   California State, University Revenue, Systemwide, Series 2004A,          Aaa/AAA      2,234
            (FSA Insured),
            5.000% 11/01/13
    1,000   California, Health Facilities Finance Authority, Revenue,                 A3/AA       1,095
            (Cedars-Sinai Medical Center Project) Series 1999A,
            6.125% 12/01/19
    2,000   California, Health Facilities Finance Authority, Revenue, (Kaiser        Aaa/AAA      2,206
            Permanente Project) Series 1998A, (FSA Insured),
            5.250% 06/01/12
    1,040   California, Infrastructure & Economic Development Bank, Revenue,          Aa2/A       1,126
            (American Center for Wine, Food, Arts Project) Series 1999,
            (ACA Insured),
            5.250% 12/01/08
    3,135   California, Kings River Conservation District Revenue, Certificates      Baa1/AA-     3,408
            Participation, (Peaking Project) Series 2004,
            5.000% 05/01/14

    3,285   California, Santa Magarita/Dana Point Authority, Revenue,                Aaa/AAA      3,588
            Series1997A, of (AMBAC Insured),
            5.500% 08/01/11
    1,465   California, Statewide Communities Development Authority,                Baa1/BBB+     1,580
            Certificates of Participation, (Catholic Healthcare West Project)
            Series 1999,
            6.000% 07/01/09
    1,000   Chaffey, California, High School District, GO, Series 2000B, (FGIC       Aaa/AAA      1,125
            Insured),
            5.500% 08/01/14
    1,330   Compton, California, Community College District, GO, Series 2004A,       Aaa/AAA      1,489
            (MBIA Insured),
            5.250% 07/01/17
    2,025   Culver City, California, Redevelopment Finance Authority, Revenue        Aaa/AAA      2,302
            Refunding, Series 1993, (AMBAC Insured),
            5.500% 11/01/14
    2,320   Desert Sands, California, Unified School District, Certificates of       Aaa/AAA      2,371
            Participation, (Measure O Project) Series 2003F, (MBIA Insured),
            4.000% 03/01/06
    1,000   East Bay Municipal Utilities District, California, Wastewater            Aaa/AAA      1,091
            Systems, Revenue Refunding, Series 2003F, (AMBAC Insured),
            5.000% 04/01/15
    1,800   Florin, California,  Resource Conservative District, Certificates of     Aaa/AAA      2,159
            Participation, (Elk Grove Water Works Project) Series 1999A,
            Prerefunded 09/01/09 @ 102,
            6.650% 09/01/19
    1,750   Foothill/Eastern Corridor Agency, California, Toll Road Revenue,         Aaa/AAA      2,119
            Series 1995A, Prerefunded 01/01/10 @ 102,
            2.986% due 01/01/13, 7.150% beginning 01/01/05
    1,000   Golden State Tobacco Securitization Corporations, Tobacco Settlement     Baa2/BBB       978
            Revenue, Series 2003A-1,
            3.400% 06/01/08
    1,455   Indian Wells, California, Redevelopment Agency, Tax Allocation,          Aaa/AAA      1,604
            (Consolidated Whitewater Project), Series 2003A, (AMBAC Insured),
            5.000% 09/01/14
    5,000   Inland Empire, California, Solid Waste Authority Revenue, (Landfill      Aaa/AAA      5,651
            Improvement Financing Project) Series 1996B, AMT, (FSA Insured),
            6.250% 08/01/11
    1,290   Los Altos, California, School District, GO, Series 2001B,                Aa2/AA       1,409
            5.000% 08/01/14
      500   Los Angeles County, California, Community College District, Series       Aaa/AAA        558
            2003B, (FGIC Insured),
            5.000% 08/01/12
    1,000   Los Angeles County, California, Lease Revenue Refunding,                 Aaa/AAA      1,181
            Series 2002B, (AMBAC Insured),
            6.000% 12/01/12
    1,000   Los Angeles County, California, Sanitation District Financing            Aaa/AAA      1,113
            Authority Revenue, (Capital Project) Series 2003A, (FSA Insured),
            5.000% 10/01/10
    1,500   Los Angeles, California, GO, Series 1999B,                               Aa2/AA       1,695
            Prerefunded 09/01/09 @101,
            5.250% 09/01/14
    1,500   Los Angeles, California, Municipal Improvement Corporate Lease           Aaa/AAA      1,694
            Revenue, (Special Tax-Police Emergency Projects), Series 2002G,
            (FGIC Insured),
            5.250% 09/01/13
    3,500   Los Angeles, California, Unified School District, GO, Series 2000D,      Aa3/AA-      3,939
            5.500% 07/01/09
    1,300   Los Angeles, California, Water & Power Revenue, Series 2001A,            Aaa/AAA      1,431
            (MBIA-IBC Insured),
            5.250% 07/01/15
    1,105   Los Gatos, California, JT High School District, GO, Series 2002C,        Aaa/AAA      1,245
            (FSA Insured),
            5.375% 06/01/13
    1,230   Lucia Mar Unified School District, California, GO, (Election 2004)       Aaa/AAA      1,361
            Series A, (FGIC Insured),
            5.250% 08/01/20
    3,000   Metropolitan Water District of Southern California, Waterworks           Aa2/AA       3,335
            Revenue

            Refunding, Series 2004B,
            5.000% 07/01/14
    1,185   Modesto, California, Certificates of Participation, Series 2001A,        Aaa/AAA      1,296
            (FSA Insured),
            5.250% 07/01/18
    3,000   Oakland, California, J.T. Powers Financing Authority, Lease Revenue      Aaa/AAA      3,434
            Refunding, (Oakland Convention Centers) Series 2001, (AMBAC
            Insured),
            5.500% 10/01/11
    3,700   Oakland, California, Redevelopment Agency Tax Allocation Refunding,      Aaa/AAA      4,188
            (Center District Redevelopment Project) Series 1992, (AMBAC
            Insured),
            5.500% 02/01/14
    1,500   Oakland, California, Redevelopment Agency Tax Allocation, (Center        Aaa/AAA      1,718
            District Redevelopment Project) Series 2003, (FGIC Insured),
            5.500% 09/01/12
    1,000   Orange County, California, Public Financing Authority, Waste             Aaa/AAA      1,059
            Management Systems Revenue Refunding, Series 1997, (AMBAC Insured),
            5.500% 12/01/06
    1,000   Orange County, California, Public Financing Authority, Waste             Aaa/AAA      1,131
            Management Systems Revenue Refunding, Series 1997, (AMBAC Insured),
            5.750% 12/01/10
    2,000   Orange County, California, Redevelopement Agency, (Tax Allocation        Aaa/AAA      2,200
            Central District Redevelopment) Series 2003, (FGIC Insured),
            5.000% 02/15/09
      650   Orange County, California, Water District Revenue, Certificates of       Aaa/AAA        724
            Participation, Series 2003B, (MBIA Insured),
            5.375% 08/15/17
    1,000   Port Oakland, California, Revenue, Series 2000K, AMT, (FGIC              Aaa/AAA      1,101
            Insured),
            5.500% 11/01/08
    1,000   Redwood City, California, Redevelopment Agency Tax Allocation            Aaa/AAA      1,128
            Revenue, (Redevelopment Project Area No. 2)
            Series 2003A, (AMBAC Insured),
            5.250% 07/15/13
    1,000   Sacramento County, California, Sanitation District Financing             Aa3/AA       1,096
            Authority Revenue, Series 2000A,
            5.000% 12/01/08
    2,000   Sacramento, California, Cogeneration Authority, Revenue Refunding,       Aaa/AAA      2,190
            (Cogeneration Project) Series 1998, (MBIA Insured),
            5.250% 07/01/09
    1,615   Sacramento, California, Municipal Utility District Electric,             Aaa/AAA      1,802
            Revenue, Series 2003R, (MBIA Insured),
            5.000% 08/15/12
    1,000   San Diego County, California, Regional Transportation Sales Tax          Aaa/AAA      1,049
            Revenue, Series 1996A, (AMBAC Insured),
            6.000% 04/01/06
    3,440   San Francisco, California, Bay Area Rapid Transportation District,       Aa3/AA-      3,796
            Sales Tax Revenue, Series 1998,
            5.500% 07/01/09
    1,000   San Jose, California Financing Authority, Lease Revenue,                 Aaa/AAA      1,084
            (Convention Center Project) Series 2001F,
            5.000% 09/01/15
    1,000   San Juan, California, Unified School District, GO, Series 2000,          Aaa/AAA      1,107
            (FGIC Insured),
            5.000% 08/01/09
    1,180   San Mateo County, California, Transit District, Series 1997A,            Aaa/AAA      1,314
            5.000% 06/01/13
    1,800   San Ramon Valley, California, Unified School District, GO, (Election     Aaa/AAA      2,020
            2002) Series 2004, (FSA Insured),
            5.250% 08/01/16
    1,000   Santa Clara County, California, East Side Union High School              Aaa/AAA      1,067
            District, GO Refunding, Series 2003B, (MBIA Insured),
            4.200% 02/01/11
    2,000   Santa Clara County, California, Financing Authority, Revenue,            A2/NR        2,020
            Series 2003,
            4.000% 08/01/05
    3,000   Southern California Public Power Authority, Power Project Revenue,       A2/A         3,623
            Series 1989,
            6.750% 07/01/13

      965   State Center California Communty College District, GO, (Election         Aaa/AAA       1,057
            2002) Series A, (MBIA Insured),
            5.250% 08/01/22
    2,000   University of California, University & College Improvements,             Aaa/AAA       2,218
            Revenue, Series 2003A,
            5.000% 05/15/10
    2,055   Walnut, California, Energy Center Authority, Revenue, Series 2004A,      Aaa/AAA       2,238
            (AMBAC Insured),                                                                     -------
            5.000% 01/01/16
                                                                                                 113,862
                                                                                                 -------

            PUERTO RICO - 3.6%

    1,000   Puerto Rico Commonwealth, GO, Series 2004A,                              Baa1/A-       1,085
            5.250% 07/01/19
    1,000   Puerto Rico, Commonwealth Public Improvement, GO Refunding,              Aaa/AAA       1,080
            Series 2003C, (MBIA Insured), Mandatory Put 07/01/08 @ 100,
            5.000% 07/01/28
    2,000   Puerto Rico, Electric Power Authority, Power Revenue, Series 1997AA,     Aaa/AAA       2,341
            (MBIA Insured),                                                                      -------
            6.250% 07/01/10                                                                        4,506
                                                                                                 -------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $114,161)                                                                   118,368
                                                                                                 -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 2.7%
    3,353   Nations Tax-Exempt Reserves, Capital Class#                                             3,353
                                                                                                 --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $3,353)                                                                        3,353
                                                                                                 --------

            TOTAL INVESTMENTS
               (Cost $119,514*)                                                       98.7%       123,738
                                                                                                 --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                   1.3%         1,683
                                                                                                 --------

            NET ASSETS                                                               100.0%      $125,421
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $119,514.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    4,420           196            4,224

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ACA        ACA Financial Guaranty Corporation
AMBAC      Ambac Assurance Corporation
AMT        Alternative Minimum Tax
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance Inc.
GO         General Obligations
GTY-AGMT   Guarantee Agreement
MBIA       MBIA Insurance Corporation
MBIA-IBC   MBIA Insurance Corporation-Insured Bond Certificate
NR         Not Rated

NATIONS FUNDS
NATIONS CALIFORNIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS            VALUE
  (000)                                                                            (UNAUDITED)          (000)
---------                                                                          -----------         ------
            CORPORATE BONDS AND NOTES - 0.8%
   $2,000   Municipal Mortgage and Equity Tax Exempt Bond, Subsidiary LLC,                              $2,017
            (Perpetual Preferred) Series 2004A-2, 144A,                                                 ------
            4.900% 06/30/49

            TOTAL CORPORATE BONDS AND NOTES
            (Cost $2,000)                                                                                2,017
                                                                                                        ------

            MUNICIPAL BONDS AND NOTES - 97.3%
            CALIFORNIA - 90.6%
    2,000   ABAG Finance Authority for Non-Profit Corporations, California,          Baa3/BBB-           2,175
            Multi-Family Revenue Refunding, Series 2000A, AMT, (GTY-AGMT),
            Mandatory Put 8/15/08 @ 100,
            6.400% 08/15/30
    2,000   ABAG Finance Authority for Non-Profit Corporations, California,          Baa3/BBB-           2,179
            Multi-Family Revenue Refunding, Series 2000B, (GTY-AGMT),
            Mandatory Put 8/15/08 @ 100,
            6.250% 08/15/30
    2,000   Anaheim, California, Unified School District, GO, Series 2002,           Aaa/AAA             2,086
            (FSA Insured),
            5.000% 08/01/25
    1,185   Bodega Bay, California, Fire Protection District, Certificates of         A1/BB              1,247
            Participation, (Fire Station Project) Series 1996,
            6.450% 10/01/31
    3,000   California State, Department of Water Resources, Water Systems           Aa2/AA              3,206
            Revenue, (Center Valley Project) Series 1997S,
            5.000% 12/01/17
    3,000   California State, GO                                                      A3/BBB             3,290
            Refunding, Series 2000,
            5.625% 05/01/26
    1,675   California State, GO, Series 1991,                                        A3/BBB             1,955
            6.600% 02/01/10
    1,000   California State, GO, Series 1993,                                        A3/BBB             1,137
            5.500% 04/01/13
       20   California State, GO, Series 1995, Prerefunded 03/01/05 @ 101,           Baa1/BBB               20
            5.750% 03/01/09
       10   California State, GO, Series 1995, Prerefunded 03/01/05 @ 101,           Baa1/BBB               10
            5.750% 03/01/09
       65   California State, GO, Series 1995, Unrefunded Balance,                    A3/BBB                66
            5.750% 03/01/09
    2,600   California State, GO, Series 2000, (FGIC Insured),                       Aaa/AAA             2,740
            5.250% 09/01/30
    1,500   California State, Public Works Board Lease Revenue, (Department of       Baa1/BBB-           1,666
            Health - Colinga) Series 2004A,
            5.500% 06/01/19
    1,000   California, Educational Facilities Authority, Revenue, (Pooled           Baa3/AA-            1,011
            College and University Project) Series 1999B,
            5.250% 04/01/24
    2,500   California, Educational Facilities Authority, Revenue, Series 2003A,     Aa1/AA+             2,566
            5.000% 10/01/33
    3,500   California, Health Facilities Finance Authority, Revenue,                 A3/AA              3,831
            (Cedars-Sinai Medical Center Project) Series 1999A,
            6.125% 12/01/19
    5,000   California, Health Facilities Financing Authority, Revenue               Aaa/AAA             5,357
            Refunding, Insured Health Facilities, (Mark Twain Project) Series
            1996, (MBIA Insured),
            6.000% 07/01/16

    3,000   California, Health Facilities Financing Authority, Revenue, (Kaiser      Aaa/AAA             3,153
            Permanente Project) Series 1998A, (FSA Insured),
            5.000% 06/01/24
    1,000   California, Health Facilities Financing Authority, Revenue, (Kaiser        A3/A              1,099
            Permanente Project) Series 1998B,
            5.250% 10/01/13
    1,510   California, Housing Finance Agency, Multi-Unit Rental Housing Revenue,    Aa3/A+             1,512
            Series 1992B-II,
            6.700% 08/01/15
    1,620   California, Housing Finance Agency, Home Mortgage Revenue,               Aaa/AAA             1,662
            Series 1994F-3, AMT, (MBIA/FHA/VA Insured),
            6.100% 08/01/15
    1,210   California, Housing Finance Agency, Home Mortgage Revenue,               Aaa/AAA             1,265
            Series 1997I, AMT, (MBIA Insured),
            5.650% 08/01/17
    1,005   California, Housing Finance Agency, Single-Family Mortgage Revenue,      Aaa/AAA             1,026
            Series 1997B-3, Class I, AMT, (FHA Insured),
            5.400% 08/01/28
    2,500   California, Infrastructure & Economic Development Bank, Revenue,          Aa2/A              2,618
            (Kaiser Hospital Assistant I-LLC Project) Series 2001A,
            5.550% 08/01/31
    2,000   California, Maritime Infrastructure Authority Airport Revenue,           Aaa/AAA             2,057
            San Diego Unified Port District Airport, Series 1995, (AMBAC
            Insured),
            5.500% 11/01/05
    1,000   California, Pollution Control Financing Authority, PCR, (Southern        Baa2/BBB            1,002
            California Edison Company Project) Series 1992B, AMT,
            6.400% 12/01/24
    6,000   California, Statewide Communities Development Authority, Apartment       Baa2/BBB            6,264
            Development Revenue Refunding, (Irvine Apartment Communities
            Project) Series 1998A-4, Mandatory Put 05/15/13 @ 100,
            5.250% 05/15/25
    1,835   California, Statewide Communities Development Authority,                 Aaa/AAA             2,030
            Certificates of Participation, Series 1999, (FSA Insured),
            5.500% 08/15/19
    2,000   California, Statewide Communities Development Authority,                Baa1/BBB+            2,133
            Multi-Family Revenue Refunding, (Archstone/Oakridge Housing Project)
            Series 1999E, Mandatory Put 06/01/08 @100,
            5.300% 06/01/29
    2,000   California, Statewide Communities Development Authority,                  Aa2/A              2,004
            Multi-Family Revenue Refunding, (Quail Ridge Apartments Project)
            Series 2002E-1,
            5.375% 07/01/32
    2,500   California, Statewide Communities Development Authority, Revenue,         A3/AA              2,528
            Certificates of Participation, Series 1993,
            5.400% 11/01/15
    3,300   California, Statewide Communities Development Authority, Revenue,        Aaa/AAA             3,555
            Certificates of Participation, (John Muir/Mount Diablo Health
            Systems Project) Series1997, (MBIA Insured),
            5.125% 08/15/17
    1,500   Capistrano, California, Unified School District, Community                NR/NR              1,525
            Facilities District, Special Tax, Number 98-2-Ladera,
            5.750% 09/01/29
    1,615   Central Valley, California, Financing Authority, Cogeneration            Aaa/AAA             1,762
            Project Revenue Refunding, (Carson Ice-General Project) Series 1998,
            (MBIA Insured),
            5.250% 07/01/12
    1,710   Central Valley, California, Financing Authority, Cogeneration            Aa3/BBB             1,767
            Project Revenue, (Carson Ice Project) Series 1993,
            6.000% 07/01/09
    2,000   Chula Vista, California, IDR, (San Diego G&E-B RMK 06/02/04)              A2/A-              2,126
            Series 1996, AMT,
            5.500% 12/01/21
    1,920   Contra Costa, California, Water District, Water Revenue,                 Aaa/AAA             2,012
            Series 2002L, (FSA Insured),
            5.000% 10/01/24
    2,000   Daly City, California, Housing Development Finance Agency, Mobile         Aa2/A-             2,076
            Home Park Revenue, (Francisan Acquisition Project) Series 2002A,
            5.850% 12/15/32

      300   Del Mar, California, Race Track Authority, Revenue Refunding,             NR/NR                307
            Series 1996,
            6.000% 08/15/06
    1,400   Del Mar, California, Race Track Authority, Revenue Refunding,             NR/NR              1,485
            Series 1996,
            6.000% 08/15/08
    1,000   Del Mar, California, Race Track Authority, Revenue Refunding,             NR/NR              1,063
            Series 1996,
            6.200% 08/15/11
    2,750   East Bay MUD, California, Water Systems Revenue, Series 2001,            Aaa/AAA             2,841
            (MBIA Insured),
            5.000% 06/01/26
    1,000   Eastern MUD, California, Water and Sewer Certificates of                 Aaa/AAA             1,205
            Participation, Series 1991, (FGIC Insured),
            6.750% 07/01/12
    2,500   Elsinore Valley MUD, California, Certificates of Participation           Aaa/AAA             2,931
            Refunding, Series 1992A, (FGIC Insured),
            6.000% 07/01/12
    3,000   Escondido, California, JT Powers Financing Authority, Lease Revenue,     Aaa/AAA             3,134
            (California Center for the Arts Project) Series 1995, (AMBAC
            Insured),
            6.000% 09/01/18
    1,100   Foothill/De Anza Community College District, University Southern         Aaa/AAA             1,187
            California, California, Certificates of Participation Refunding,
            Series 2003,
            5.000% 09/01/17
    4,000   Foothill/Eastern Corridor Agency, California, Toll Road Revenue         Baa3/BBB-            4,037
            Refunding, Series 1999,
            5.750% 01/15/40
    2,000   Foothill/Eastern Corridor Agency, California, Toll Road Revenue          Aaa/AAA             2,160
            Refunding, Series 1999, (MBIA Insured),
            5.125% 01/15/15
    2,000   Foothill/Eastern Corridor Agency, California, Toll Road Revenue,         Aaa/AAA             2,031
            Sr. Lien, Series 1995, (MBIA-IBC Insured),
            5.000% 01/01/35
    2,000   Foothill/Eastern Corridor Agency, California, Toll Road Revenue,         Aaa/AAA             2,316
            Sr. Lien, Series 1995A, Prerefunded 01/01/10 @ 100,
            6.000% 01/01/16
    5,000   Fresno, California, Sewer Revenue, Series 1993A-1, (AMBAC Insured),      Aaa/AAA             6,089
            6.250% 09/01/14
    2,575   Fresno, California, Unified School District Education Center,            Aaa/AAA             2,833
            Series 2004B, (MBIA Insured),
            5.000% 02/01/19
    1,000   Golden State Tobacco Securitization Corporations, Tobacco Settlement     Baa3/BBB            1,001
            Revenue, Series 2003A,
            6.250% 06/01/33
    2,000   Inland Empire, California, Solid Waste Authority Revenue, (Landfill      Aaa/AAA             2,260
            Improvement Financing Project) Series 1996B, AMT, (FSA Insured),
            6.250% 08/01/11
    1,995   Lafayette, California, GO, Series 2002,                                   Aa1/AA             2,113
            5.125% 07/15/25
    1,270   Lancaster, California, Financing Authority, Tax Allocation Revenue,      Aaa/AAA             1,416
            (Redevelopment Projects 5 and 6) Series 2003, (MBIA Insured),
            5.125% 02/01/17
    3,050   Larkspur, California, School District GO, Series 2000A,                   Aa3/AA             3,284
            5.250% 08/01/25
    4,065   Lompoc, California, Unified School District, GO, (Election of 2002       Aaa/AAA             4,220
            Project) Series 2003A, (FGIC Insured),
            5.000% 08/01/27
    3,000   Long Beach, California, Harbor Revenue, Series 2000A, AMT,               Aa3/AA-             3,146
            5.375% 05/15/24
    3,000   Los Angeles County, California, Metropolitan Transportation              Aaa/AAA             3,161
            Authority, Sales Tax Revenue, Series 2000A, (FGIC Insured),
            5.250% 07/01/30
    2,500   Los Angeles County, California, Public Works Financing Authority,        Aaa/AAA             2,733
            Lease Revenue, (Multiple Capital Facilities Project VI) Series 2000A,
            (AMBAC Insured),
            5.625% 05/01/26
      650   Los Angeles County, California, Public Works Financing Authority,         Aa3/AA               706

            Revenue, (Regional Park and Open Space District A) Series 1997A,
            5.500% 10/01/08
    3,000   Los Angeles, California, Convention and Exhibition Center Authority,   Aaa/AAA       3,475
            Lease Revenue Refunding, Series 1993A, (MBIA-IBC Insured),
            6.000% 08/15/10
    3,000   Los Angeles, California, Department of Water and Power, Waterworks     Aa3/AA        3,061
            Revenue, Series 2001A,
            5.125% 07/01/41
    3,000   Los Angeles, California, Department of Water and Power, Waterworks     Aaa/AAA       3,061
            Revenue, Series 2001A, (FGIC-TCRS Insured),
            5.125% 07/01/41
    1,115   Manhattan Beach, California, Unified School District, Certificates     Aaa/AAA       1,161
            of Participation, Series 1995A, (MBIA Insured),
            Prerefunded 08/01/05 @ 102,
            5.750% 08/01/20
      985   Manteca, California, Financing Authority Sewer Revenue, Series         Aaa/AAA       1,011
            2003B, (MBIA Insured),
            5.000% 12/01/33
    3,635   Metropolitan Water District of Southern California, Waterworks         Aa2/AA        4,306
            Revenue Refunding, Series 1993A,
            5.750% 07/01/21
    2,865   Metropolitan Water District of Southern California, Waterworks         Aa2/AA        3,308
            Revenue, Series 1993A,
            5.750% 07/01/21
      490   Metropolitan Water District of Southern California, Waterworks         Aa2/AA          535
            Revenue, Series 1997A,
            5.000% 07/01/26
      815   Metropolitan Water District of Southern California, Waterworks         Aa2/AA          889
            Revenue, Series 1997A, Prerefunded 01/01/08 @101,
            5.000% 07/01/26
    2,000   Monterey County, California, Certificates of Participation, Series     Aaa/AAA       2,036
            2001, (MBIA Insured),
            5.000% 08/01/32
    2,500   Northridge Water District, Revenue, Certificates of Participation,     Aaa/AAA       2,623
            Series 1996, (AMBAC Insured),
            5.250% 02/01/18
    2,095   Oak Park, California, Unified School District, GO, Series 2000,        Aaa/AAA       1,420
            (FSA Insured),
            4.250%! 05/01/14
    1,000   Oceanside, California, Community Facilities District Special Tax,      NR/NR         1,014
            (No. 00-1 Ocean Ranch Corporation) Series 2004,
            5.875% 09/01/34
    3,000   Orange County, California, Airport Revenue Refunding, Series 1997,     Aaa/AAA       3,244
            AMT, (MBIA Insured),
            5.500% 07/01/10
    2,000   Pico Rivera, California, Water Authority, Revenue, (Water System       Aaa/AAA       2,247
            Project) Series 1999A, (MBIA Insured),
            5.500% 05/01/29
    5,270   Pleasanton-Suisun City, California, Home Financing Authority, Home     Aaa/AAA       3,167
            Mortgage Revenue, Municipal Multiplier, Series 1984A, (MBIA
            Insured),
            4.430%! 10/01/16
    1,500   Port Oakland, California, Port Revenue Refunding, Series 1997H, AMT,   Aaa/AAA       1,612
            (MBIA Insured),
            5.500% 11/01/15
    1,500   Sacramento, California, City Financing Authority, (City Hall and       Aaa/AAA       1,531
            Redevelopment Projects), Series 2002A, (FSA Insured),
            5.000% 12/01/32
    1,000   Sacramento, California, MUD, Electric Revenue Refunding, Series        Aaa/AAA       1,093
            2001P, (FSA Insured),
            5.250% 08/15/20
    2,220   Sacramento, California, MUD, Electric Revenue, Series 1997K,           Aaa/AAA       2,490
            (AMBAC Insured),
            5.250% 07/01/24
    2,000   Sacramento, California, MUD, Electric Revenue, Series 2001N,           Aaa/AAA       2,054
            (MBIA Insured),
            5.000% 08/15/28
    2,900   Sacramento, California, Power Authority Revenue, (Cogeneration         Aa3/BBB       3,028
            Project) Series 1995,
            5.875% 07/01/15

    2,000   San Diego County, California, Water Authority, Water Revenue           Aa3/AA        2,153
            Certificates of Participation, Series 1998A,
            5.125% 05/01/16
    1,000   San Diego, California, Community College District, GO, Series 2003A,   Aaa/AAA       1,061
            (FSA Insured),
            5.000% 05/01/22
    1,400   San Diego, California, Public Facilities Financing Authority, Sewer    Aaa/AAA       1,433
            Revenue, Series 1999B, (FGIC Insured),
            5.000% 05/15/29
    2,000   San Francisco Bay Area, California, Rapid Transportation District,     Aaa/AAA       2,067
            Sales Tax Revenue, Series 2001, (AMBAC Insured),
            5.000% 07/01/26
    2,250   San Francisco, California, City and County Airport Commission,         Aaa/AAA       2,358
            International Airport Revenue Refunding, Series 2001-27B,
            (FGIC Insured),
            5.000% 05/01/21
    3,000   San Francisco, California, City and County Airport Commission,         Aaa/AAA       3,151
            International Airport Revenue, Series 1996-2-10A, AMT, (MBIA
            Insured),
            5.700% 05/01/26
    2,000   San Francisco, California, City and County Airports Commission,        Aaa/AAA       2,156
            International Airport Revenue, Refunding, Series Issue 30,
            (XCLA Insured),
            5.000% 05/01/17
    1,750   San Joaquin County, California, Certificates of Participation,         Aaa/AAA       2,010
            (Capital Facilities Project) Series 1993, (MBIA Insured),
            5.500% 11/15/13
    1,455   San Joaquin Hills, California, Transportation Corridor Agency, Toll    Aaa/AAA       1,604
            Road Revenue, Sr. Lien, Series 1993, Escrowed to Maturity,
            7.400% 01/01/07
    1,405   San Jose, California, Redevelopment Agency Tax Allocation, (Merged     Aaa/AAA       1,697
            Area Redeveloped) Escrowed to Maturity, (MBIA Insured),
            6.000% 08/01/15
    2,790   San Jose, California, Redevelopment Agency Tax Allocation, (Merged     Aaa/AAA       3,334
            Area Redeveloped) Unrefunded Balance, (MBIA Insured),
            6.000% 08/01/15
    1,000   San Juan, California, M-S-R Public Power Agency, Revenue Refunding,    Aaa/AAA       1,097
            (San Juan Project) Series 2001I, (MBIA Insured),
            5.000% 07/01/12
    2,000   San Mateo County, California, JT Powers Authority, Lease Revenue,      Aaa/AAA       2,065
            (Capital Project) Series 1997A, (FSA Insured),
            5.125% 07/15/32
    2,010   Santa Clara County, California, East Side Unified High School          Aaa/AAA       2,246
            District, GO Refunding, Series 2003B, (MBIA Insured),
            5.250% 08/01/26
    2,000   Saratoga, California, GO, (Saratoga Community Library Project),        Aaa/AAA       2,106
            Series 2001, (MBIA Insured),
            5.250% 08/01/31
    4,000   Southern California Public Power Authority, Power Project Revenue,     A2/A          4,831
            Series 1989,
            6.750% 07/01/13
    1,000   Southern California, Public Power Authority, Power Revenue Project,    Aaa/AAA       1,045
            (Magnolia Power Project), Series A-2003-1, FGIC Insured),
            5.000% 07/01/25
    1,500   Sulphur Springs, California, Unified School District, Special Tax,     NR/NR         1,512
            Series 2002-1-A,
            6.000% 09/01/33
    2,965   Tahoe Truckee, California, Unified School District Number 2, GO,       Aaa/AAA       1,114
            Series 1999A, (FGIC Insured),
            5.130%! 08/01/24
    3,780   Tahoe Truckee, California, Unified School District, GO, Series 1999A,  Aaa/AAA       1,514
            (FGIC Insured),
            5.050%! 08/01/23
    1,000   Torrance, California, Hospital Revenue, (Torrance Memorial Medical     A1/A+         1,039
            Center Project) Series 2001A,
            5.500% 06/01/31

   1,000    Tri City, California, Hospital District Revenue, Series 1991,          Aaa/AAA          1,014
            (FSA Insured),
            6.000% 02/01/22
     940    Turlock, California, Health Facilities Revenue, Certificates of        NR/BBB+            982
            Participation, (Emanuel Medical Center, Inc. Project) Series 2004,
            5.000% 10/15/13
    1,000   Walnut, California, Energy Center Authority Revenue, Series 2004A,     Aaa/AAA          1,089
            (AMBAC Insured),
            5.000% 01/01/16
    1,610   West Contra Costa, California, Unified School District, GO             Aaa/AAA          1,890
            Refunding, Series 2001A, (MBIA Insured),
            5.600% 02/01/20
    5,000   West Covina, California, Redevelopment Agency, Community Facilities    Aa1/AA           5,797
            District Special Tax Refunding, (Fashion Plaza Project) Series 1996,
            6.000% 09/01/17
    1,025   Westwood, California, Unified School District, GO, Series 1996,        Aa3/BBB          1,072
            6.500% 08/01/21                                                                      --------
                                                                                                  239,180
                                                                                                 --------

            PUERTO RICO - 6.7%
    1,940   Puerto Rico Commonwealth, GO, (Public Improvement) Series 2001A,       Baa1/A-         2,062
            Unrefunded Balance,
            5.375% 07/01/28
    2,000   Puerto Rico Commonwealth, GO, (Public Improvement) Series 2004A,       Baa1/A-         2,152
            5.250% 07/01/21
    2,000   Puerto Rico Commonwealth, GO, (Public Improvement) Series 2004A,       Baa1/A-         2,147
            5.250% 07/01/22
    1,520   Puerto Rico Public Finance Corporation, Miscellaneous Revenue,         Baa3/BBB+       1,723
            (Commonwealth Appropriation) Series 2002E,
            Prerefunded 02/01/12 @ 100,
            5.500% 08/01/29
      480   Puerto Rico Public Finance Corporation, Miscellaneous Revenue,         Baa3/BBB+         508
            (Commonwealth Appropriation) Series 2002E, Unrefunded Balance,
            5.500% 08/01/29
    2,250   Puerto Rico, Commonwealth Highway and Transportation Authority,        Aaa/AAA         2,290
            Transportation Revenue, Series 1998A, (MBIA-IBC Insured),
            4.750% 07/01/38
    1,500   Puerto Rico, Commonwealth Infrastructure Financing Authority,          Aaa/AAA         1,636
            Special Obligation, Series 2000A,
            5.500% 10/01/32
    5,000   Puerto Rico, Electric Power Authority, Power Revenue, Series 2000HH,   Aaa/AAA         5,315
            (FSA Insured),                                                                      --------
            5.250% 07/01/29
                                                                                                  17,833
                                                                                                --------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $239,060)                                                                   257,013
                                                                                                --------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 0.7%
    1,940   Nations Tax-Exempt Reserves, Capital Class#                                            1,940
                                                                                                --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $1,940)                                                                       1,940
                                                                                                --------

            TOTAL INVESTMENTS
               (Cost $243,000*)                                                         98.8%    260,970
                                                                                                --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                     1.2%      3,143
                                                                                                --------

            NET ASSETS                                                                 100.0%   $264,113
                                                                                                ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $243,000.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   18,099           129           17,970

!    Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC       Ambac Assurance Corporation
AMT         Alternative Minimum Tax
FGIC        Financial Guaranty Insurance Company
FGIC-TCRS   Financial Guaranty Insurance Company-Transferable Custodial Receipts
FHA         Federal Housing Authority
FSA         Financial Security Assurance Inc.
GO          General Obligations
GTY-AGMT    Guarantee Agreement
IDR         Industrial Development Revenue
MBIA        MBIA Insurance Corporation
MBIA-IBC    MBIA Insurance Corporation-Insured Bond Certificate
MUD         Municipal Utility District
NR          Not Rated
PCR         Pollution Control Revenue
VA          Veterans Administration

NATIONS FUNDS
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 96.1%
            FLORIDA - 92.5%
   $1,000   Bay County, Florida, PCR Refunding, (International Paper Company        Baa2/BBB     $1,075
            Project) Series 1998A,
            5.100% 09/01/12
    1,000   Bay Medical Center, Florida, Hospital Revenue Refunding, (Bay            Aaa/AAA      1,022
            Medical Center Project) Series 1996, (AMBAC Insured),
            5.000% 10/01/05
    2,000   Bay Medical Center, Florida, Hospital Revenue Refunding, (Bay            Aaa/AAA      2,134
            Medical Center Project) Series 1996, (AMBAC Insured),
            5.450% 10/01/12
    1,470   Boca Raton, Florida, GO, Series 2000,                                    Aaa/AAA      1,629
            5.000% 07/01/13
    1,000   Brevard County, Florida, Health Facilities Authority, Revenue            Aaa/AAA      1,048
            Refunding, (Wuesthoff Memorial Hospital Project) Series 1996, (MBIA
            Insured),
            6.250% 04/01/06
    2,000   Brevard County, Florida, Utilities Revenue Refunding, Series 2002,       Aaa/AAA      2,221
            (FGIC Insured),
            5.250% 03/01/14
    3,660   Collier County, Florida, Gas Tax Revenue, Series 2003,                   Aaa/AAA      4,137
            (AMBAC Insured),
            5.250% 06/01/13
    3,285   Collier County, Florida, Gas Tax Revenue, Series 2003,                   Aaa/AAA      3,665
            (AMBAC Insured),
            5.250% 06/01/15
    2,250   Collier County, Florida, Housing Finance Authority, Multi-Family         Aaa/AAA      2,340
            Housing Revenue, (Goodlette Arms Project) Series 2002A-1, (FNMA
            COLL), Mandatory Put 02/15/12 @ 100,
            4.900% 02/15/32
    1,000   Dade County, Florida, Aviation Revenue Refunding, Series 1994B, AMT,     Aaa/AAA      1,023
            (AMBAC Insured),
            6.300% 10/01/05
    2,125   Escambia County, Florida, Health Facilities Authority, Revenue,          Aa2/AA       2,351
            (Ascension Health Credit Project) Series 2003A,
            5.250% 11/15/11
      420   Escambia County, Florida, Housing Finance Authority, Single-Family       Aaa/AAA        423
            Mortgage Revenue, (Multi-County Program) Series 2000A, AMT,
            (MBIA/FHA/VA Insured),
            6.300% 10/01/20
    1,450   Florida State, Board of Education, Lottery Revenue, Series 2002A,        Aaa/AAA      1,619
            (FGIC Insured),
            5.375% 07/01/17
    1,000   Florida State, Board of Education, Public Education Capital Outlay       Aa2/AA+      1,082
            GO Refunding, Series 1993A,
            5.000% 06/01/08
    3,525   Florida State, Board of Education, Public Education Capital Outlay       Aa2/AA+      3,768
            GO, Series 1997A,
            5.500% 01/01/08
    5,000   Florida State, Department of Environmental Protection &                  Aaa/AAA      5,485
            Preservation, Revenue, (Florida Forever Project), Series 2001B,
            (MBIA Insured),
            5.000% 07/01/09
    3,000   Florida State, Divison of Bond Finance Department, General Services      Aaa/AAA      3,303
            Revenue, (Enviromental Protection and Preservation 2000), Series
            1998B, (FSA Insured),
            5.500% 07/01/08
    3,420   Florida State, Municipal Agency, Revenue Refunding, Series 2003A,        Aaa/AAA      3,809

            (FSA Insured),
            5.000% 10/01/13
    1,125   Florida State, Municipal Loan Council, Revenue, Series 2003B,            Aaa/AAA      1,268
            (MBIA Insured),
            5.250% 12/01/13
    1,850   Florida State, Municipal Power Agency, Revenue Refunding, (Stanton       Aaa/AAA      2,077
            II Project) Series 2002, (AMBAC Insured),
            5.500% 10/01/21
    3,300   Florida, Capital Trust Agency, Multi-Family Housing Revenue, (Shadow     Aaa/AAA      3,544
            Run Project) Series 2000A, (FNMA COLL),
            Mandatory Put 11/01/10 @ 100,
            5.150% 11/01/30
    1,000   Florida, Housing Finance Agency, Multi-Family Housing, Revenue           Aa3/BBB      1,029
            Refunding, (United Dominion Realty Trust - Andover Project) Series
            1996E, AMT, Mandatory Put 05/01/08 @ 100,
            6.350% 05/01/26
      195   Florida, Housing Finance Agency, Revenue Refunding, (The Vineyards       Aa3/BBB        196
            Project) Series 1995H,
            5.875% 11/01/05
    1,000   Florida, Housing Finance Agency, Revenue Refunding, (The Vineyards       Aa3/BBB      1,041
            Project) Series 1995H,
            6.400% 11/01/15
    1,700   Florida, Housing Finance Corporation, Revenue, (Homeowner Mortgage       Aaa/AAA      1,784
            Project) Series 1998-1, (MBIA Insured),
            4.950% 07/01/11
    1,000   Florida, Ports Financing Commission, Revenue, (State Transportation      Aaa/AAA      1,063
            Trust Fund Project) Series 1996, AMT, (MBIA Insured),
            5.375% 06/01/16
      315   Gainesville, Florida, Utilities System, Revenue, Escrowed to             Aa2/AA         344
            Maturity, Series 1996A,
            5.750% 10/01/07
      685   Gainesville, Florida, Utilities System, Revenue, Unrefunded Balance,     Aa2/AA         746
            Series 1996A,
            5.750% 10/01/07
    1,375   Hialeah, Florida, Capital Improvement, Revenue, Series 1993,             Baa1/AA-     1,386
            5.500% 10/01/18
    2,410   Hillsborough County, Florida, Aviation Authority, Revenue Refunding,     Aaa/AAA      2,691
            (Tampa International Airport Project) AMT, Series 2003D,
            5.500% 10/01/11
    3,170   Hillsborough County, Florida, Aviation Authority, Revenue Refunding,     Aaa/AAA      3,370
            (Tampa International Airport Project) Series 1997A, AMT,
            (AMBAC Insured),
            5.750% 10/01/07
    1,000   Hillsborough County, Florida, Capital Improvement Revenue                Aaa/AAA      1,106
            Refunding, (Criminal Justice Facilities Project), Series 2003,
            (FGIC Insured),
            5.000% 08/01/12
    1,000   Hillsborough County, Florida, Capital Improvement, Revenue               Aaa/AAA      1,058
            Refunding, (County Center Project) Series 1996B, (MBIA Insured),
            5.000% 07/01/11
    2,335   Hillsborough County, Florida, Individual Development Authority,          Aaa/AAA      2,629
            Cigarette Tax Allocation, (H. Lee Moffitt Cancer Project) Series
            2002B, (AMBAC Insured),
            5.500% 09/01/15
    1,070   Hollywood, Florida, Water and Sewer, Revenue Refunding and               Aaa/AAA      1,160
            Improvement, Series 2003, (FSA Insured),
            5.000% 10/01/17
    1,000   Indian River County, Florida, Water and Sewer, Revenue Refunding,        Aaa/AAA      1,021
            Series 1993A, (FGIC Insured),
            5.200% 09/01/05
    2,000   Jacksonville, Florida, Electric Systems Authority, Revenue               Aa2/AA       2,025
            Refunding, Series 1995-11,
            5.375% 10/01/15
    1,000   Jacksonville, Florida, Excise Tax, Revenue Refunding, Series 1995A,      Aaa/AAA      1,100
            (FGIC Insured),
            5.000% 10/01/09
    3,450   Jacksonville, Florida, GTD, Entitlement Improvement, Revenue             Aaa/AAA      3,847
            Refunding,

            Series 2002, (FGIC Insured),
            5.375% 10/01/18
    1,000   Jacksonville, Florida, Sales Tax, Revenue Refunding, Series 2002,        Aaa/AAA     1,115
            (FGIC Insured),
            5.375% 10/01/18
    1,000   Jacksonville, Florida, Sales Tax, Revenue Refunding, Series 2001,        Aaa/AAA     1,145
            (FGIC Insured),
            5.500% 10/01/12
    1,080   Jacksonville, Florida, Sales Tax, Revenue Refunding, Series 2003,        Aaa/AAA     1,192
            (MBIA Insured),
            5.250% 10/01/19
    2,500   Jea, Florida, St. John's River Power Parkway Systems Revenue             Aa2/AA      2,762
            Refunding, Series 2002,
            5.250% 10/01/13
    2,235   Kissimmee, Florida, Utility Authority Electrical System Revenue          Aaa/AAA     2,500
            Refunding and Improvement, Series 2003, (FSA Insured),
            5.250% 10/01/15
    1,000   Lakeland, Florida, Electricity and Water, Revenue Refunding, Series      Aaa/AAA       865
            1990, (AMBAC Insured),
            3.090%! 10/01/09
    2,000   Manatee County, Florida, Public Utilities and Improvement,               Aaa/AAA     2,222
            Revenue Refunding, Series 2003A, (MBIA Insured),
            5.000% 10/01/12
    4,285   Manatee County, Florida, School District Sales, Tax Revenue, Series      Aaa/AAA     4,755
            2003, (AMBAC Insured),
            5.000% 10/01/12
    2,025   Marion County, Florida, Hospital District, Revenue Refunding,            A2/AA       2,165
            Series 1999,
            5.250% 10/01/11
    1,810   Miami Beach, Florida, Water and Sewer, Revenue, Series 1995,             Aaa/AAA     1,882
            (FSA Insured),
            5.375% 09/01/15
    1,500   Miami-Dade County, Florida, Aviation, Revenue Refunding,                 Aaa/AAA     1,606
            Series 1998A, AMT,
            5.250% 10/01/07
    1,000   Miami-Dade County, Florida, GO, Series 1994, (MBIA Insured),             Aaa/AAA     1,048
            5.650% 06/01/06
    1,000   Miami-Dade County, Florida, Special Obligation Bonds, Series             Aaa/AAA     1,107
            2002A-1, (AMBAC Insured),
            5.000% 04/01/11
    3,500   Miami-Dade County, Florida, Water and Sewer, Revenue Refunding,          Aaa/AAA     3,745
            Series 2003, (MBIA Insured),
            5.000% 10/01/07
    1,530   Ocala, Florida, Imports Revenue Refunding, Series 2003,                  Aaa/AAA     1,723
            (AMBAC Insured),
            5.375% 10/01/16
    1,750   Okeechobee County, Florida, Solid Waste Revenue, (Various                Aa3/BBB     1,785
            Disposal-Waste Management/Landfill) Series 2004A,
            4.200% 07/01/39
      375   Orange County, Florida, Health Facilities Authority, Revenue             Aa3/BBB       378
            Refunding, (Lakeside Alternatives, Inc. Project) Series 1995,
            6.250% 07/01/05
    4,640   Orange County, Florida, Health Facilities Authority, Revenue,            Aaa/AAA     5,267
            (Orlando Regional Healthcare Project) Series 1996A, (MBIA Insured),
            6.250% 10/01/08
    1,445   Orange County, Florida, Health Facilities Authority, Revenue,            Aaa/AAA     1,789
            Series 1996A, (MBIA Insured), Escrowed to Maturity,
            6.250% 10/01/16
      555   Orange County, Florida, Health Facilities Authority, Revenue, Series     Aaa/AAA       676
            1996A, (MBIA Insured), Unrefunded Balance,
            6.250% 10/01/16
    4,000   Orange County, Florida, Tourist Development Tax Authority, Revenue       Aaa/AAA     4,298
            Refunding, Series 1998A, (AMBAC Insured),
            5.000% 10/01/15
    2,000   Orlando and Orange County, Florida, Expressway Authority, Revenue,       Aaa/AAA     2,352
            Junior Lien, Series 1990, (FGIC Insured),
            6.500% 07/01/10

    1,000   Orlando, Florida, Greater Orlando Aviation Authority, Airport            Aaa/AAA     1,065
            Facilities, Revenue Refunding, Series 1997, AMT, (FGIC Insured),
            5.125% 10/01/12
    5,865   Orlando, Florida, Utilities Commission, Water and Electric, Revenue      Aa1/AA      6,450
            Refunding, Series 2001,
            5.000% 10/01/09
    3,500   Palm Beach County, Florida, Criminal Justice Facilities, Revenue,        Aaa/AAA     4,080
            Series 1997, (FGIC Insured),
            5.750% 06/01/13
    2,000   Palm Beach County, Florida, GO Refunding, Series 1998,                   Aaa/AAA     2,294
            5.500% 12/01/11
    3,000   Palm Beach County, Florida, School Board Certificates of                 Aaa/AAA     3,366
            Participation, Series 2002A, (FSA Insured),
            5.375% 08/01/14
    2,000   Palm Beach County, Florida, Stadium Facilities, Revenue, Series          Aaa/AAA     2,182
            1996, (MBIA Insured),
            5.250% 12/01/16
    2,070   Pembroke Pines, Florida, Consolidated Utilities Systems, Revenue,        Aaa/AAA     2,195
            Series 1992, (FGIC Insured),
            6.250% 09/01/07
    1,000   Port St. Lucie, Florida, Sales Tax Revenue, Series 2003,                 Aaa/AAA     1,074
            (MBIA Insured),
            5.000% 09/01/19
      510   Port St. Lucie, Florida, Utility Revenue, Series 2003,                   Aaa/AAA       569
            Prerefunded 9/01/13 @ 100,
            5.000% 09/01/16
      490   Port St. Lucie, Florida, Utility Revenue, Series 2003, Unrefunded        Aaa/AAA       533
            Balance,
            5.000% 09/01/16
    1,650   Sarasota County, Florida, Public Hospital Board, Revenue Refunding,      Aaa/AAA     1,760
            (Sarasota Memorial Hospital Project) Series 1997B, (MBIA Insured),
            5.000% 10/01/07
    1,750   Sarasota County, Florida, Public Hospital Board, Revenue Refunding,      Aaa/AAA     1,947
            (Sarasota Memorial Hospital Project) Series 1998B, (MBIA Insured),
            5.250% 07/01/11
    1,000   South Broward, Florida, Hospital District, Revenue, Series 2002,         Aa3/A+      1,079
            5.500% 05/01/22
    3,000   South Broward, Florida, Hospital District, Revenue, Series 2002,         Aa3/A+      3,184
            5.600% 05/01/27
    3,955   South Broward, Florida, Hospital District, Revenue, Series 2003A,        Aaa/AAA     4,411
            (MBIA Insured),
            5.250% 05/01/12
    1,000   St. Lucie County, Florida, School District, GO, Series 1997,             Aaa/AAA     1,073
            (FGIC Insured),
            5.875% 02/01/07
    1,980   St. Petersburg, Florida, Health Facilities Authority, Revenue, (All      Aaa/AAA     2,189
            Children's Hospital Project) Series 2002, (AMBAC Insured),
            5.500% 11/15/16
    1,995   St. Petersburg, Florida, Health Facilities Authority, Revenue, (All      Aaa/AAA     2,214
            Children's Hospital) Series 2002, (AMBAC Insured),
            5.500% 11/15/15
    3,775   Tallahassee, Florida, Blue Print 2000 Intern Government, Revenue,        Aaa/AAA     4,156
            Series 2003, (FSA Insured),
            5.000% 10/01/13
    1,000   Tallahassee, Florida, Conservative Utilities System, Revenue             Aaa/AAA     1,165
            Refunding, Series 2001, (FGIC Insured),
            5.500% 10/01/18
    2,000   Tampa, Florida, Health Systems, Revenue, (Catholic Health Project)       Aaa/AAA     2,107
            Series 1998A-1, (MBIA Insured),
            4.875% 11/15/15
    3,170   Tampa, Florida, Sports Authority, Local Optional Sales Tax Revenue,      Aaa/AAA     3,401
            (Stadium Project) Series 1997, (MBIA Insured),
            6.000% 01/01/07
    1,000   Tampa, Florida, Sports Authority, Revenue, (Tampa Bay Arena Project)     Aaa/AAA     1,193
            Series 1995, (MBIA Insured),
            5.750% 10/01/20
    3,000   Tampa, Florida, Tax Allocation, (Cigarette-H. Lee Moffitt Cancer         Aaa/AAA     3,173
            Project) Series 1999, (AMBAC Insured),

            5.000% 03/01/07
    1,110   Tohopekaliga, Florida, Water Authority, Utility Revenue, Series          Aaa/AAA       1,231
            2003B, (FSA Insured),
            5.250% 10/01/17
    3,000   University Athletic Association Inc., Florida Athletic Program,          Aa3/AA+       3,002
            Revenue, Series 2001, Mandatory Put 10/01/05 @ 100,
            2.200% 10/01/31
    1,000   Volusia County, Florida, Educational Facilities Authority,               Baa3/AA-      1,031
            Educational Facilities, Revenue, (Embry-Riddle Aeronautical                          -------
            University Project) Series 1996A,
            6.125% 10/15/26
                                                                                                 185,120
                                                                                                 -------

            ILLINOIS- 0.7%
    1,620   Champaign County, Illinois, Community Unit School District Number        Aaa/AAA       1,380
            116 Urbana, GO, Series 1999C, (FGIC Insured),                                        -------
            Prerefunded 01/01/09 @ 94.829,
            3.230%! 01/01/10

            SOUTH CAROLINA - 0.6%
    1,000   Calhoun County, South Carolina, Solid Waste Disposal Facility            A2/BBB-       1,252
            Revenue, (Carolina Eastman Company Project) Series 1992, AMT,                        -------
            6.750% 05/01/17

            VIRGINIA - 2.3%
    4,180   Arlington County, Virginia, Industrial Development Authority,            A2/AA         4,573
            Hospital Facility, Revenue, (Virginia Hospital Arlington Health                      -------
            Systems Project), Series 2001,
            5.500% 07/01/14

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $185,333)                                                                   192,325
                                                                                                 -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 3.0%
    6,080   Nations Tax-Exempt Reserves, Capital Class#                                             6,080
                                                                                                 --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $6,080)                                                                        6,080
                                                                                                 --------
            TOTAL INVESTMENTS
               (Cost $191,413*)                                                        99.1%      198,405
                                                                                                 --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                    0.9%        1,754
                                                                                                 --------
            NET ASSETS                                                                100.0%     $200,159
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $191,413.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    7,328           336            6,992

!    Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC       Ambac Assurance Corporation
AMT         Alternative Minimum Tax
FGIC        Financial Guaranty Insurance Company
FHA         Federal Housing Authority
FNMA COLL   Federal National Mortgage Association collateral
FSA         Financial Security Assurance Inc.
GO          General Obligations
GTD         Guarantee
MBIA        MBIA Insurance Corporation
PCR         Pollution Control Revenue
VA          Veterans Administration

NATIONS FUNDS
NATIONS FLORIDA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.0%
            FLORIDA - 91.3%

   $  500   Alachua County, Florida, Health Facilities Authority,                    Baa1/AAA    $  544
            Revenue Refunding, (Santa Fe Healthcare Facilities, Inc. Project)
            Series 1993,
            6.000% 11/15/09
    1,375   Bay County, Florida, PCR Refunding, (International Paper Company         Baa2/BBB     1,479
            Project) Series 1998A,
            5.100% 09/01/12
    2,550   Brevard County, Florida, Health Facilities Authority, Revenue,           Aaa/AAA      2,704
            (Holmes Regional Medical Center, Inc. Project) Series 1996,
            (MBIA Insured),
            5.625% 10/01/14
    1,470   Brevard County, Florida, School Board, Certificate of Participation,     Aaa/NR       1,600
            Series 2004A, (FGIC Insured),
            5.000% 07/01/17
    1,000   Canaveral, Florida, Port Authority, Port Improvement                     Aaa/AAA      1,066
            Revenue Refunding, Series 1996B, (FGIC Insured),
            5.700% 06/01/13
    2,250   Charlotte County, Florida, Utility Revenue Refunding, Series 1996A,      Aaa/AAA      2,417
            (FGIC Insured),
            5.625% 10/01/16
    1,000   Collier County, Florida, Housing Finance Authority,                      Aaa/AAA      1,040
            Multi-Family Housing Revenue, (Goodlette Arms Project)
            Series 2002A-1, (FNMA COLL),
            Mandatory Put 02/15/12 @ 100,
            4.900% 02/15/32
    2,500   Dade County, Florida, Aviation Revenue, Series 1996A, AMT,               Aaa/AAA      2,669
            (MBIA Insured),
            5.750% 10/01/12
      365   Escambia County, Florida, Housing Finance Authority, Single-Family       Aaa/AAA        368
            Mortgage Revenue, (Multi-County Program) Series 2000A, AMT,
            (MBIA/FHA/VA Insured),
            6.300% 10/01/20
    3,000   Florida State, Board of Education, Capital Outlay GO, Series 1997A,      Aa2/AA+      3,152
            5.000% 01/01/17
    1,000   Florida State, Board of Education, Lottery Revenue, Series 2000C,        Aaa/AAA      1,100
            (FGIC Insured),
            5.250% 07/01/17
    1,250   Florida State, Board of Education, Public Education Capital              Aa2/AA+      1,309
            Outlay GO, Series 1996A,
            5.250% 06/01/16
    1,000   Florida State, Department of Transportation GO, Series 2004-A,           Aa1/AA+      1,033
            5.000% 07/01/30
    1,000   Florida State, Florida Department of Transportation Revenue,             Aaa/AAA      1,123
            Series 2002, (MBIA Insured),
            5.375% 07/01/15
    1,000   Florida, Capital Trust Agency, Multi-Family Housing Revenue, (Shadow     Aaa/AAA      1,074
            Run Project) Series 2000A, (FNMA COLL),
            Mandatory Put 11/01/10 @ 100,
            5.150% 11/01/30
    1,945   Florida, Housing Finance Agency, Revenue, (Homeowner Mortgage            Aaa/AAA      2,043
            Project) Series 1997-2, AMT, (MBIA Insured),
            5.750% 07/01/14
    1,240   Florida, Housing Finance Agency, Revenue, (Homeowner Mortgage            Aaa/AAA      1,302
            Project) Series 1998-1, (MBIA Insured),
            4.950% 01/01/11
    1,485   Florida, Municipal Loan Council Revenue, (North Miami Beach Water        Aaa/AAA      1,664
            Project), Series 2002B, (MBIA Insured),
            5.375% 08/01/16

    3,000   Gainesville, Florida, Utility Systems Revenue, Series 1992B,             Aa2/AA       3,598
            6.500% 10/01/11
    3,720   Jacksonville, Florida, GTD, Entitlement Revenue Refunding and            Aaa/AAA      4,139
            Improvement, Series 2002, (FGIC Insured),
            5.375% 10/01/19
    2,000   Jea, Florida, St. John's River Power Parkway Systems Revenue             Aa2/AA       2,210
            Refunding, Series 2002,
            5.250% 10/01/13
    2,430   Leon County, Florida, Capital Improvement Revenue, Series 1997,          Aaa/AAA      2,619
            (AMBAC Insured),
            5.250% 10/01/17
    1,000   Miami Beach, Florida, Water and Sewer Revenue, Series 1995,              Aaa/AAA      1,040
            (FSA Insured),
            5.375% 09/01/15
    3,500   Miami-Dade County, Florida, Aviation Revenue, Series 1998C, AMT,         Aaa/AAA      3,709
            (MBIA Insured),
            5.250% 10/01/15
    1,465   Miami-Dade County, Florida, Educational Facilities Authority, (Miami     Aaa/AAA      1,621
            University) Series 2004A,
            5.000% 04/01/14
    2,445   Miami-Dade County, Florida, Stormwater Utility Revenue, Series 2004,     Aaa/NR       2,586
            (MBIA Insured),
            5.000% 04/01/24
    2,000   North Broward, Florida, Hospital District Revenue Refunding,             Aaa/AAA      2,115
            Series 1997, (MBIA Insured),
            5.250% 01/15/17
    3,260   Orange County, Florida, Health Facilities Authority, Revenue,            Aaa/AAA      4,036
            Series 1996A, (MBIA Insured), Escrowed to Maturity,
            6.250% 10/01/16
    1,260   Orange County, Florida, Health Facilities Authority, Revenue,            Aaa/AAA      1,534
            Series 1996A, (MBIA Insured), Unrefunded Balance,
            6.250% 10/01/16
    1,800   Orlando, Florida, Utilities Commission, Water and                        Aa1/AA       2,246
            Electric Utilities Revenue Refunding, Series 1989D,
            6.750% 10/01/17
    2,240   Osceola County, Florida, School Board, Certificate of Participation,     Aaa/AAA      2,451
            Series 2004A, (FGIC Insured),
            5.000% 06/01/16
    5,000   Palm Beach County, Florida, Solid Waste Authority, Revenue,              Aaa/AAA      5,716
            Unrefunded Balance, Series 1997A, (AMBAC Insured),
            Mandatory Put 07/01/10 @ 100,
            6.000% 10/01/10
    2,000   Pensacola, Florida, Airport Revenue, Series 1997B, AMT,                  Aaa/AAA      2,172
            (MBIA Insured),
            5.625% 10/01/14
    2,115   Port St. Lucie, Florida, Utilities Revenue, Series 2003,                 Aaa/AAA      2,272
            (MBIA Insured),
            5.000% 09/01/19
    1,000   Sarasota County, Florida, Utility Systems Revenue Refunding,             Aaa/AAA      1,110
            Series 2002C, (FGIC Insured),
            5.250% 10/01/16
    1,030   Sebring, Florida, Water and Wastewater Revenue Refunding,                Aaa/AAA      1,148
            Series 2002, (FGIC Insured),
            5.250% 01/01/14
    1,000   South Broward, Florida, Hospital District Revenue, Series 2002,          Aa3/A+       1,061
            5.600% 05/01/27
    1,000   Tallahassee, Florida, Blue Print 2000 Intern Government Revenue,         Aaa/AAA      1,101
            Series 2003, (FSA Insured),
            5.000% 10/01/13
    1,330   Tallahassee, Florida, Conservative Utility System Revenue Refunding,     Aaa/AAA      1,536
            Series 2001, (FGIC Insured),
            5.500% 10/01/14
      500   Tampa, Florida, Sports Authority, Local Optional Sales Tax Revenue,      Aaa/AAA        530
            (Stadium Project) Series 1997, (MBIA Insured),
            5.125% 01/01/12
    2,000   Tampa, Florida, Sports Authority, Local Optional Sales Tax Revenue,      Aaa/AAA      2,120

            (Stadium Project) Series 1997, (MBIA Insured),
            5.250% 01/01/17
    2,500   Tampa, Florida, Sports Authority, Sales Tax Revenue, (Tampa            Aaa/AAA          2,903
            Bay Arena Project) Series 1995, (MBIA Insured),
            5.750% 10/01/15
    2,380   Volusia County, Florida, Educational Facilities Authority,             Baa3/AA-         2,393
            Educational Facilities Revenue, (Embry-Riddle Aeronautical                            -------
            University Project) Series 1999A,
            5.750% 10/15/29
                                                                                                   85,653
                                                                                                  -------

            LOUISIANA - 1.1%
    1,000   Calcasieu Parish, Louisiana, Industrial Development Board, PCR         Baa1/BBB+        1,036
            Refunding, (Occidental Petroleum Project) Series 2001,                                -------
            4.800% 12/01/06

            PUERTO RICO - 5.6%
    4,190   Puerto Rico, Commonwealth GO, Series 1997, (MBIA Insured),             Aaa/AAA          5,248
            6.500% 07/01/15                                                                       -------

            TOTAL MUNICIPAL BONDS AND NOTES
            (Cost $84,917)                                                                         91,937
                                                                                                  -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 1.1%
      968   Nations Tax-Exempt Reserves, Capital Class#                                               968
                                                                                                  -------
            TOTAL AFFILIATED INVESTMENT COMPANIES
             (Cost $968)                                                                              968
                                                                                                  -------

            TOTAL INVESTMENTS
            (Cost $85,885*)                                                              99.1%     92,905
                                                                                                  -------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      0.9%        883
                                                                                                  -------

            NET ASSETS                                                                  100.0%    $93,788
                                                                                                  =======

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $85,885.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    7,072           52             7,020

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC       Ambac Assurance Corporation
AMT         Alternative Minimum Tax
FGIC        Financial Guaranty Insurance Company

FHA         Federal Housing Authority
FNMA COLL   Federal National Mortgage Association collateral
FSA         Financial Security Assurance Inc.
GO          General Obligations
MBIA        MBIA Insurance Corporation
VA          Veterans Administration

NATIONS FUNDS
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 96.9%
            GEORGIA - 87.7%
   $1,150   Athens, Georgia, University of Georgia Student Housing Authority,        Aaa/AAA     $1,259
            Revenue Refunding, Series 2002, (AMBAC Insured),
            5.250% 12/01/19
    5,000   Atlanta, Georgia, Airport Facilities Revenue Refunding, Series           Aaa/AAA      5,699
            2000A,(FGIC Insured), Prerefunded 01/01/10
            @ 101,
            5.600% 01/01/30(a)
    2,000   Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family      Aaa/AAA      2,082
            Revenue Refunding, (Housing City Plaza Project) Series 1998, AMT,
            (FNMA COLL), Mandatory Put 12/01/08 @ 100,
            4.550% 12/01/28
    1,060   Atlanta, Georgia, Water and Wastewater, Revenue, Unrefunded Balance,     Aaa/AAA      1,173
            Series 1999A, (FGIC Insured), Prerefunded 05/01/09 @ 101,
            5.000% 11/01/38
    1,055   Bulloch County, Georgia, Development Authority, Student Housing          Aaa/AAA      1,098
            Lease Revenue, (Georgia Southern University Project) Series 2002,
            3.750% 08/01/10
    1,090   Bulloch County, Georgia, Development Authority, Student Housing          Aaa/AAA      1,143
            Lease Revenue, (Georgia Southern University Project) Series 2002,
            4.000% 08/01/11
    2,000   Cartersville, Georgia, Development Authority, Sewer Facilities           A1/A+        2,200
            Revenue Refunding, (Anheuser-Busch Companies, Inc. Project) Series
            1997, AMT,
            5.625% 05/01/09
    1,000   Cartersville, Georgia, Development Authority, Sewer Facilities           A1/A+        1,041
            Revenue Refunding, (Anheuser-Busch Companies, Inc. Project) Series
            1997, AMT,
            6.125% 05/01/27
    1,000   Chatham County, Georgia, Hospital Authority Revenue, (Memorial           A3/A-        1,043
            Health University) Series 2004A,
            5.375% 01/01/26
    3,000   Chatham County, Georgia, Hospital Medical Authority, Revenue,            A3/A-        3,270
            (Memorial Health Medical Center Project) Series 2001A,
            6.125% 01/01/24
    1,500   Cherokee County, Georgia, School System, GO, (State Aid                  Aa2/AA       1,664
            Withholding),
            5.000% 02/01/13
    1,000   Cherokee County, Georgia, School System, GO, Series 1993, (AMBAC         Aaa/AAA      1,073
            Insured),
            5.875% 02/01/09
    1,000   Cherokee County, Georgia, School System, GO, Series 2001, (State Aid     Aa2/AA       1,097
            Withholding),
            5.250% 08/01/15
    1,000   Cherokee County, Georgia, School System, GO, Series 2001, (State Aid     Aa2/AA       1,100
            Withholding),
            5.250% 08/01/17
      430   Cherokee County, Georgia, Water and Sewer Authority, Revenue             Aaa/AAA        460
            Refunding, Series 1993, (MBIA Insured),
            5.300% 08/01/09
    3,190   Clayton County, Georgia, Hospital Authority, Revenue Anticipation        Aaa/AAA      3,519
            Certificates, (Southern Regional Medical Center Project) Series
            1998A, (MBIA Insured),
            5.250% 08/01/09
    3,815   Clayton County, Georgia, Housing Authority, Multi-Family Housing         Aaa/AAA      4,007
            Revenue Refunding, (Tara Court II Apartments Project) Series 2001,

            (FNMA Liquidity Facility), Mandatory Put 12/01/11 @ 100,
            4.350% 12/01/31
    2,000   Clayton County, Georgia, Water and Sewer Authority, Revenue, Series      Aa3/AA         2,345
            2000,
            6.250% 05/01/17
    1,000   Clayton County, Georgia, Water and Sewer Authority, Revenue, Series      Aa3/AA         1,141
            2000,
            5.600% 05/01/18
    5,195   Cobb County and Marietta, Georgia, Water Authority, Revenue, Series      Aaa/AAA        5,669
            2002,
            5.125% 11/01/20
    1,870   Cobb County, Georgia, Development Authority University Facilities        Aaa/NR         2,017
            Lease Revenue, (Kennesaw State University Foundation, Inc Project)
            Series 2004, (MBIA Insured),
            5.000% 07/15/19
    2,000   Cobb County, Georgia, Development Authority University Facilities        Aaa/NR         2,208
            Revenue, (Kennesaw State University Housing Project) Series 2004A,
            (MBIA Insured),
            5.250% 07/15/19
    2,220   Columbus County, Georgia, Water and Sewer Revenue Refunding, Series      Aaa/AAA        2,505
            2003, (FSA Insured),
            5.250% 05/01/13
    1,300   DeKalb County, Georgia, Development Authority, Revenue, (Emory           Aa2/AA         1,330
            University Project) Series 1994A, (GO of University),
            6.000% 10/01/14
    1,000   Downtown Savannah Authority, Georgia, Revenue Refunding, (Chatham         A1/AA         1,002
            County Project) Series 1993A,
            5.000% 01/01/11
    2,490   East Point, Georgia, Building Authority, Revenue, Series 2000, (FSA      Aaa/AAA        1,288
            Insured),
            0.000%+ 02/01/18
    2,000   Forsyth County, Georgia, School District, GO, Series 1999,               Aa2/AA-        2,333
            6.000% 02/01/15
    2,000   Fulco, Georgia, Hospital Authority, Revenue Anticipation                 Aaa/AAA        2,154
            Certificates, Health Systems Revenue, (Catholic Health East Project)
            Series 1998A, (MBIA Insured),
            4.600% 11/15/09
    5,000   Fulton County, Georgia, Building Authority, Revenue, (Judicial           Aaa/AAA        5,229
            Center Facilities Project) Series 2002B,
            4.000% 01/01/08
      500   Fulton County, Georgia, Development Authority, Revenue, (Clark           Aaa/AAA          523
            Atlanta University Project) Series 1995, (CONNIE LEE Insured),
            5.125% 01/01/10
    1,735   Fulton County, Georgia, Development Authority, Revenue, (Georgia         Aa1/AA+        1,845
            Tech Foundation Facilities Project) Series 1997A,
            5.000% 09/01/17
    2,900   Fulton County, Georgia, Housing Authority, Multi-Family Housing          Aaa/AAA        3,250
            Revenue, (Concorde Place Apartments Project) Series 1996A, AMT,
            Prerefunded 07/01/08 @100,
            6.375% 01/01/27
    1,000   Gainesville & Hall County, Georgia, Hospital Authority, Revenue          Aa2/A-         1,039
            Anticipation Certificates, (Northeast Georgia Health System
            Incorporated Project) Series 2001,
            5.000% 05/15/15
    1,500   Georgia State, GO Refunding, Series 1992A,                               Aaa/AAA        1,571
            6.250% 03/01/06
    2,750   Georgia State, GO, Series 1993C,                                         Aaa/AAA        2,811
            6.500% 07/01/05
    3,000   Georgia State, GO, Series 1999D,                                         Aaa/AAA        3,477
            5.800% 11/01/13
    1,000   Georgia State, GO, Series 2002B,                                         Aaa/AAA        1,078
            5.000% 05/01/20
      400   Georgia State, Housing and Finance Authority, Single-Family Mortgage     Aa2/AAA          402
            Revenue, Series 1998B-3,
            4.400% 06/01/17
       40   Georgia State, Housing and Finance Authority, Single-Family Mortgage     Aa2/AAA           42
            Revenue, Series 1999B-2, AMT,

            6.100% 06/01/31
    1,000   Georgia State, Municipal Electric Authority, Revenue, Series 1998A,      Aaa/AAA        1,125
            5.250% 01/01/13
    1,000   Georgia State, Tollway Authority, Revenue Refunding, (Georgia 400        Aaa/AAA        1,066
            Project) Series 1998,
            5.000% 07/01/07
    1,250   Georgia, Municipal Association Inc., Certificate of Participation,       Aaa/AAA        1,329
            (City Court Atlanta Project), Series 2002, (AMBAC),
            5.250% 12/01/26
    2,585   Griffin, Georgia, Combined Public Utility Improvement Revenue            Aaa/AAA        2,824
            Refunding, Series 2002,
            5.125% 01/01/19
    2,000   Gwinnett County, Georgia, GO, Series 2002,                               Aaa/AAA        2,110
            4.000% 01/01/11
    1,785   Gwinnett County, Georgia, School District, GO Refunding, Series          Aaa/AA+        1,925
            2002,
            5.000% 02/01/08
    1,000   Hall County, Georgia, School District, GO Refunding, Series 1992B,        A1/AA         1,038
            6.300% 12/01/05
    1,550   Henry County, Georgia, Hospital Authority, Revenue, (Henry Medical       Aaa/AAA        1,689
            Center Project) Series 1997, (AMBAC Insured), Prerefunded 07/01/07 @
            102,
            5.250% 07/01/09
    3,000   Henry County, Georgia, Hospital Authority, Revenue, (Henry Medical       Aaa/AAA        3,412
            Center Project) Series 1997, (AMBAC Insured),
            6.000% 07/01/29
    2,000   Houston County, Georgia, School District, GO, Series 2002, (State        Aa2/AA         2,058
            Aid Withholding),
            4.000% 09/01/06
      500   Lawrenceville, Georgia, Housing Authority, Multi-Family Housing          Aaa/AAA          549
            Revenue, (Knollwood Park, LP Project) Series 1997, AMT, (FNMA COLL),
            Mandatory Put 06/01/15 @ 100,
            6.250% 12/01/29
    1,000   Macon-Bibb County, Georgia, Industrial Authority, Industrial             Baa2/BBB       1,174
            Revenue, (Weyerhaeuser Company Project) Series 1982,
            9.000% 10/01/07
    1,000   Meriwether County, Georgia, School District, GO, Series 1996, (State     Aaa/AAA        1,078
            Aid Withholding, FSA Insured),
            5.500% 02/01/16
    2,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue           Aaa/AAA        2,407
            Refunding, Series 1992, (MBIA Insured),
            6.250% 07/01/18
      540   Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,          Aaa/AAA          661
            Series 1983D,
            7.000% 07/01/11
    2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,          Aaa/AAA        2,718
            Series 1998B, (MBIA Insured),
            5.100% 07/01/13
    3,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,          Aaa/AAA        3,230
            Series 1998B, (MBIA Insured),
            5.100% 07/01/15
    5,000   Monroe County, Georgia, Development Authority, PCR, (Georgia Power       Aaa/AAA        5,232
            Company Plant Scherer Project) Series 2001, (AMBAC Insured),
            Mandatory Put 12/01/08 @ 100,
            4.200% 01/01/12
    1,000   Monroe County, Georgia, Development Authority, PCR, (Oglethorpe           A3/A          1,190
            Power Corporation Project) Series 1992A,
            6.800% 01/01/12
      500   Peach County, Georgia, School District, GO, Series 1994, (State Aid      Aaa/AAA          560
            Withholding, MBIA Insured),
            6.500% 02/01/08
    1,000   Richmond County, Georgia, Board of Education, GO Refunding, Series       Aaa/AAA        1,012
            1993, (FGIC Insured),
            4.700% 11/01/06
    3,000   Richmond County, Georgia, Development Authority, Environmental           Baa2/BBB       3,218
            Improvement Revenue, (International Paper Company Project) Series
            2001A,

            5.150% 03/01/15
    3,000   Roswell, Georgia, GO, Series 1995, Prerefunded 02/01/05 @ 102,           Aaa/AAA        3,069
            5.600% 02/01/10
    2,000   Roswell, Georgia, GO, Series 2000,                                       Aaa/AAA        2,224
            5.500% 02/01/12
    1,225   Savannah, Georgia, Hospital Authority, Revenue, (St. Joseph's -          Aaa/AAA        1,326
            Candler Health Systems Project) Series 1998A, (FSA Insured),
            5.250% 07/01/11
    1,310   Savannah, Georgia, Hospital Authority, Revenue, (St. Joseph's -          Aaa/AAA        1,427
            Candler Health Systems Project) Series 1998A, (FSA Insured),
            5.250% 07/01/12
    1,000   Savannah, Georgia, Hospital Authority, Revenue, (St. Joseph's -          Aaa/AAA        1,090
            Candler Health Systems Project) Series 1998B, (FSA Insured),
            5.250% 07/01/10
    1,000   Smyrna, Georgia, Downtown Development Authority, Revenue                 Aaa/AAA        1,129
            Refunding, Series 2002, (AMBAC Insured),
            5.250% 02/01/16
    2,225   Tift County, Georgia, Hospital Authority, Revenue, Series 2002,          Aaa/AAA        2,425
            5.250% 12/01/18                                                                      --------
                                                                                                  132,482
                                                                                                 --------

            ALABAMA - 1.7%
    2,320   Birmingham, Alabama, GO Refunding, Series 2003A, (AMBAC Insured),        Aaa/AAA        2,566
            5.250% 06/01/18                                                                      --------

            ALASKA - 1.0%
    1,315   Alaska, Municipal Bond Bank Authority, Revenue, Series 2003, (MBIA       Aaa/AAA        1,443
            Insured),                                                                            --------
            5.250% 12/01/17

            LOUISIANA - 1.4%
    2,000   Calcasieu Parish, Louisiana, Industrial Development Board, PCR          Baa1/BBB+       2,072
            Refunding, (Occidental Petroleum Project) Series 2001,                               --------
            4.800% 12/01/06

            MICHIGAN - 2.7%
    3,650   Detroit, Michigan, GO Refunding, Series 2001B, (MBIA Insured),           Aaa/AAA        4,061
            5.375% 04/01/14                                                                      --------

            SOUTH CAROLINA - 1.0%
    1,500   South Carolina, Tobacco Settlement Management Revenue, Series 2001B,     Baa2/BBB       1,458
            6.375% 05/15/28                                                                      --------

            TEXAS - 1.4%
    2,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,          Baa2/BBB-       2,192
            Series 2002,                                                                         --------
            6.000% 10/01/16

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $138,044)                                                                    146,274
                                                                                                 --------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 2.0%

    2,994   Nations Tax-Exempt Reserves, Capital Class#                                             2,994
                                                                                                 --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $2,994)                                                                        2,994
                                                                                                 --------

            TOTAL INVESTMENTS
               (Cost $141,038*)                                                           98.9%   149,268
                                                                                                 --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                       1.1%     1,743
                                                                                                 --------

            NET ASSETS                                                                   100.0%  $151,011
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $141,038.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    8,322           92             8,230

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC        Ambac Assurance Corporation
AMT          Alternative Minimum Tax
CONNIE LEE   College Construction Loan Insurance Association
FGIC         Financial Guaranty Insurance Company
FNMA COLL    Federal National Mortgage Association collateral
FSA          Financial Security Assurance Inc.
GO           General Obligations
MBIA         MBIA Insurance Corporation

NATIONS FUNDS
NATIONS KANSAS MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 93.8%
            KANSAS - 81.7%
   $1,500   Burlington, Kansas, Environmental Improvement Revenue Refunding,         A3/BBB      $1,567
            (Power and Light Project) Series 1998C, Mandatory Put 10/01/07 @
            100,
            4.75% 09/01/15
    1,380   Butler & Sedgwick Counties, Andover, Kansas, Unified School District     Aaa/AAA      1,633
            Number 385, GO Refunding, Series 2000, (FSA Insured),
            6.000% 09/01/13
    1,600   Dodge, Kansas, Unified School District Number 443, GO Refunding,         Aaa/AAA      1,777
            Series 2002, (FGIC Insured),
            5.000% 03/01/13
    1,025   Douglas County, Kansas, Revenue Refunding, Sales Tax, Series 2004A,      Aaa/AAA      1,138
            (AMBAC Insured),
            5.000% 02/01/13
    1,045   Douglas County, Kansas, GO, Series 1999,                                 Aa3/AA+      1,061
            4.550% 08/01/05
      100   Johnson County, Kansas, Park and Recreation District Certificates of     Aaa/AAA        101
            Partnership, Series 2003A, (MBIA Insured),
            4.000% 09/01/15
       50   Johnson County, Kansas, Unified School District Number 21, GO,           Aaa/AAA         58
            Refunding, Series 2001A, (FSA Insured),
            5.500% 10/01/15
      150   Johnson County, Kansas, Unified School District Number 232, (School      Aaa/AAA        166
            Building), GO, (MBIA Insured),
            5.000% 09/01/15
      500   Johnson County, Kansas, Unified School District Number 233, GO           Aaa/AAA        516
            Refunding, Series 2001-C, (FGIC Insured),
            5.000% 03/01/06
    1,000   Johnson County, Kansas, Water District Number 001, Water Revenue,        Aaa/AAA      1,103
            Series 2001,
            5.000% 12/01/12
      595   Junction City, Kansas, Water and Sewer Revenue, Series 1996A, (MBIA      Aaa/AAA        612
            Insured), Prerefunded 09/01/05 @ 101,
            4.900% 09/01/07
    1,000   Kansas State, Department of Transportation Highway Revenue               Aaa/AAA      1,133
            Refunding, Series 1998, (AMBAC-TCRS-BNY Insured),
            5.500% 09/01/10
      670   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        687
            Revenue, (Hays Medical Center Inc. Project) Series 1997B, (MBIA
            Insured),
            4.900% 11/15/05
      510   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        536
            Revenue, (Hays Medical Center Inc. Project) Series 1997B, (MBIA
            Insured),
            5.000% 11/15/06
      620   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        634
            Revenue, (St. Lukes/Shawnee Mission Project) Series 1996N, (MBIA
            Insured),
            4.700% 11/15/05
      675   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        706
            Revenue, (St. Lukes/Shawnee Mission Project) Series 1996N, (MBIA
            Insured),
            4.750% 11/15/06
      605   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        619
            Revenue, (St. Lukes/Shawnee Mission Project) Series 1996P, (MBIA

            Insured),
            4.700% 11/15/05
      630   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        658
            Revenue, (St. Lukes/Shawnee Mission Project) Series 1996P, (MBIA
            Insured),
            4.750% 11/15/06
      740   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        781
            Revenue, (Stormont-Vail Healthcare Inc. Project) Series 1996F, (MBIA
            Insured),
            5.600% 11/15/07
      500   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        528
            Revenue, (Stormont-Vail Healthcare Inc. Project) Series 1996F, (MBIA
            Insured),
            5.750% 11/15/09
      890   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        946
            Revenue, (Stormont-Vail Healthcare Inc. Project) Series 1996G, (MBIA
            Insured), Prerefunded 11/15/06 @ 100,
            5.700% 11/15/08
      730   Kansas State, Development Financing Authority, Health Facilities         Aaa/AAA        777
            Revenue, (Stormont-Vail Healthcare Inc. Project) Series 1996G, (MBIA
            Insured), Prerefunded 11/15/06 @ 100,
            5.750% 11/15/09
    1,000   Kansas State, Development Financing Authority, Revenue, (Board of        Aaa/AAA      1,071
            Regents Rehabilitation Project) Series 1997G-2,
            5.000% 10/01/10
    2,000   Kansas State, Development Financing Authority, Revenue, (Board of        Aaa/AAA      2,156
            Regents Scientific Research) Series 2003, (AMBAC Insured),
            5.000% 10/01/19
    1,020   Kansas State, Development Financing Authority, Revenue, (Kansas          Aaa/AAA      1,135
            State Projects) Series 2001, (AMBAC Insured),
            5.500% 03/01/16
    2,000   Kansas State, Development Financing Authority, Revenue,                  Aaa/AAA      2,250
            (Regents-Wichita University Project) Series 2000B, (AMBAC Insured),
            5.900% 04/01/15
      955   Kansas State, Development Financing Authority, Revenue, (Sisters of      Aaa/AAA      1,030
            Charity Leavenworth Project) Series 1998,
            5.000% 12/01/14
    1,000   Kansas State, Development Financing Authority, Revenue, Series 2002,     Aaa/AAA      1,132
            5.500% 11/01/13
    1,000   Kansas State, Development Financing Authority, Revenue, Series 2002,     Aaa/AAA      1,130
            5.500% 11/01/15
    1,855   Kansas State, Turnpike Authority, Revenue, Series 2002, (FSA             Aaa/AAA      2,113
            Insured),
            5.250% 09/01/15
    1,230   Kansas State, Turnpike Authority, Revenue, Series 2002, (FSA             Aaa/AAA      1,402
            Insured),
            5.250% 09/01/16
    1,265   Kansas, University Hospital Authority, Revenue, (Kansas University       Aaa/AAA      1,381
            Health System Project) Series 1999A, (AMBAC Insured),
            5.350% 09/01/12
    1,525   Kansas, University Hospital Authority, Revenue, (Kansas University       Aaa/AAA      1,669
            Health System Project) Series 1999A, (AMBAC Insured),
            5.400% 09/01/13
    1,000   Lenexa, Kansas, GO Refunding, Series 2003A,                              Aa2/AA       1,113
            5.000% 09/01/11
    1,000   Lenexa, Kansas, Public Improvement, Revenue Refunding, Series 2003A,     Aa2/AA       1,111
            5.00%09/01/12
    1,005   Manhattan, Kansas, Hospital Revenue, (Mercy Health Care Center)          Aaa/AAA      1,114
            Series 2001, (FSA Insured),
            5.250% 08/15/10
    1,065   Montgomery County, Kansas, Unified School District Number 445, GO,       Aaa/AAA      1,264
            Series 2002, (FGIC Insured),
            6.250% 04/01/12
      860   Reno County, Kansas, Unified School District Number 313, GO, Series      Aaa/AAA        962
            1996B, (FSA Insured),
            5.900% 09/01/08
      925   Reno County, Kansas, Unified School District Number 313, GO, Series      Aaa/AAA      1,052

            1996B, (FSA Insured),
            5.900% 09/01/09
      995   Reno County, Kansas, Unified School District Number 313, GO, Series      Aaa/AAA      1,146
            1996B, (FSA Insured),
            5.900% 09/01/10
    1,000   Saline County, Kansas, Unified School District Number 305 Salina, GO     Aaa/NR       1,098
            Refunding, Series 2005, (FSA Insured),
            5.000% 09/01/09
    1,010   Saline County, Kansas, Unified School District Number 305, GO            Aaa/AAA      1,097
            Refunding, Series 1999, (FSA Insured), Prerefunded 09/01/08 @ 100,
            5.250% 09/01/13
      925   Sedgwick & Shawnee Counties, Kansas, Single Family Revenue,              Aaa/AAA      1,016
            (Mortgage Backed Securities Program) Series 2003A, (GNMA/FNMA
            Insured),
            6.050% 06/01/27
      855   Sedgwick & Shawnee Counties, Kansas, Single Family Revenue, AMT,         Aaa/AAA        935
            Mortgage Backed Securities Program) Series 2003A-1, (GNMA/FNMA
            Insured),
            6.300% 06/01/27
    1,000   Sedgwick County, Kansas, Unified School District No. 259, Go             Aaa/AAA      1,112
            Refunding, Series 2004, (MBIA Insured),
            5.000% 09/01/15
      500   Sedgwick County, Kansas, Unified School District Number 262, GO,         Aaa/AAA        551
            Series 2003, (FSA Insured),
            5.000% 11/01/09
      495   Sedgwick County, Kansas, Unified School District Number 264, GO,         Aaa/AAA        547
            Series 2003, (FGIC Insured),
            5.125% 09/01/09
      550   Sedgwick County, Kansas, Unified School District Number 264, GO,         Aaa/AAA        612
            Series 2003, (FGIC Insured),
            5.125% 09/01/10
    1,000   Sedgwick County, Kansas, Unified School District Number 267, GO,         Aaa/AAA      1,127
            Series 1999, (AMBAC Insured),
            5.250% 11/01/11
    1,320   Shawnee County, Kansas, GO Refunding & Improvement, Series 1998A,        A1/AA        1,459
            5.125% 09/01/10
    1,660   Shawnee County, Kansas, GO Refunding & Improvement, Series 2002,         Aaa/AAA      1,833
            (FSA Insured),
            5.250% 09/01/17
      500   Shawnee County, Kansas, Health Care Facilities Revenue Refunding,        Aaa/AAA        509
            (Menninger Foundation Project) Series 1995, (FSA Insured),
            Prerefunded
            08/15/05 @ 100,
            5.100% 08/15/09
    1,000   Shawnee County, Kansas, Unified School District Number 501, GO,          Aa3/AA+      1,089
            Series 2002,
            5.000% 02/01/14
      900   Topeka, Kansas, Washburn University Building Revenue, (Living            Aaa/AAA        974
            Learning Center Project) Series 2004, (AMBAC Insured),
            5.000% 07/01/18
    1,260   Wichita, Kansas, GO, Series 2003-772, (FGIC Insured),                    Aaa/AAA      1,292
            4.250% 09/01/16
    1,890   Wyandotte County, Kansas, School District Number 500, GO, Series         Aaa/AAA      2,026
            2002, (FSA Insured),
            5.000% 09/01/20
      700   Wyandotte County, Kansas, Unified School District Number 500,            Aaa/AAA        751
            Certificates of Participation, Series 2002, (FSA Insured),                           ------
            5.000% 12/01/07
                                                                                                 59,996
                                                                                                 ------

            ALASKA - 2.4%
    2,000   North Slope Borough, Alaska, Capital Appreciation GO, Series 2000B,      Aaa/AAA      1,736
            MBIA Insured), 0.0000% 06/30/09                                                      ------

            MINNESOTA - 1.5%
    1,000   Minneapolis & St. Paul, Minnesota, Metropolitan Airport Commission,      Aaa/AAA      1,080
            GO Refunding, Series 1998-13,                                                        ------

            5.000% 01/01/10

            NORTH CAROLINA - 2.2%

    1,575   North Carolina, Medical Care Commission Revenue, (Healthcare Housing     Baa/AA-        1,586
            Project) Series 2004A,                                                                -------
            5.500% 10/01/24

            OHIO - 0.8%

      500   Dayton, Ohio, Special Facilities Revenue, (Air Freight Corporation        A1/BB+          566
            Project) Series 1988D, AMT,                                                           -------
            6.200% 10/01/09

            SOUTH CAROLINA - 3.4%

    2,000   Calhoun County, South Carolina, Solid Waste Disposal Facility            A2/BBB-        2,505
            Revenue, (Carolina Eastman Company Project) Series 1992, AMT,                         -------
            6.750% 05/01/17

            VIRGIN ISLANDS - 0.3%

      200   Virgin Islands, Finance Authority Revenue, Series 2004,                   NR/BBB          215
            5.000% 10/01/10                                                                       -------

            WASHINGTON - 1.5%

    1,000   Northwest Washington, Energy Northwest Electric Revenue Refunding,       Aaa/AAA        1,138
            (Columbia Generating) Series 2002A, (MBIA Insured),                                   -------
            5.750% 07/01/18

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $66,009)                                                                      68,822
                                                                                                  -------

  SHARES
  (000)

            AFFILIATED INVESTMENT COMPANIES - 6.9%

    5,084   Nations Tax-Exempt Reserves, Capital Class#                                             5,084
                                                                                                  -------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $5,084)                                                                        5,084
                                                                                                  -------
            TOTAL INVESTMENTS
               (Cost $71,093*)                                                           100.7%    73,906
                                                                                                  -------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      (0.7)%     (484)
                                                                                                  -------
            NET ASSETS                                                                   100.0%   $73,422
                                                                                                  =======

----------

Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $71,093.
Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    2,876           63             2,813

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC        Ambac Assurance Corporation
AMBAC-TCRS   American Municipal Bond Assurance Corporation
                Transferable Custodial Receipts
AMT          Alternative Minimum Tax
FGIC         Financial Guaranty Insurance Company
FNMA         Federal National Mortgage Association
FNMA COLL    Federal National Mortgage Association collateral
FSA          Financial Security Assurance Inc.
GO           General Obligations
GNMA         Government National Mortgage Association
MBIA         MBIA Insurance Corporation

NATIONS FUNDS
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.4%
            MARYLAND - 83.9%

$   4,045   Anne Arundel County, Maryland, GO, Series 2003,                          Aa1/AA+     $4,516
            5.000% 03/01/13
      500   Anne Arundel County, Maryland, Consolidated General Improvement GO       Aa1/AA+        509
            Refunding, Series 1995,
            5.300% 04/01/10
    2,855   Anne Arundel County, Maryland, GO, Series 1995,                          Aa1/AA+      2,905
            5.200% 04/01/08
    1,375   Baltimore, Maryland, Board of School Commissioners School System         Aa1/AA+      1,530
            Revenue, Series 2003A,
            5.000% 05/01/12
    2,075   Baltimore, Maryland, Consolidated Public Improvement GO,                 Aaa/AAA      2,301
            Series 1991C, (FGIC Insured),
            6.375% 10/15/07
    1,740   Baltimore, Maryland, Consolidated Public Improvement GO,                 Aaa/AAA      1,913
            Series 1997A, (FGIC Insured), Prefunded 10/15/07 @ 102,
            5.300% 10/15/16
    1,000   Baltimore, Maryland, Consolidated Public Improvement GO,                 Aaa/AAA      1,093
            Series 1998B, (FGIC Insured),
            6.500% 10/15/08
    1,000   Baltimore, Maryland, Convention Center Revenue Refunding,                Aaa/AAA      1,045
            Series 1998, (MBIA Insured),
            5.000% 09/01/06
    1,725   Baltimore, Maryland, Exchanged Revenue, Series 1996A,                    Aaa/AAA      1,981
            (FGIC Insured),
            5.900% 07/01/10
    1,000   Baltimore, Maryland, GO, Series 1989B, (MBIA Insured),                   Aaa/AAA      1,126
            7.050% 10/15/07
      800   Calvert County, Maryland, PCR Refunding, (Baltimore Gas and Electric      A2/BBB        817
            Company Project) Series 1993,
            5.550% 07/15/14
      250   Cumberland, Maryland, GO Refunding, Series 1994A, (FGIC Insured),        Aaa/AAA        255
            5.250% 05/01/21
    1,000   Harford County, Maryland, GO, Series 1997,                               Aa1/AA+      1,091
            5.500% 12/01/07
       20   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA         20
            Series 1993A, Prerefunded 08/15/05 @ 100,
            5.250% 08/15/06
    1,900   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA      2,082
            Series 2000A,
            5.250% 02/15/17
    1,220   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA      1,337
            Series 2000A, Prerefunded 02/15/08 @ 101,
            5.250% 02/15/16
      210   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA        230
            Series 2000A, Prerefunded 2/15/08 @ 101,
            5.250% 02/15/18
    3,900   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA      4,298
            Series 2002A,
            5.000% 08/15/09
      280   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA        307
            Unrefunded Balance, Series 2000A,
            5.250% 02/15/16
    1,790   Howard County, Maryland, Consolidated Public Improvement GO,             Aaa/AAA      1,962

            Unrefunded Balance, Series 2000A,
            5.250% 02/15/18
    1,800   Howard County, Maryland, Consumer Public Improvement, Prerefunded        Aaa/AAA     2,032
            GO, Series 2002A,
            5.250% 08/15/15
      795   Howard County, Maryland, Consumer Public Improvement, Unrefunded         Aaa/AAA       885
            Balance GO, Series 2002A,
            5.250% 08/15/15
    1,530   Laurel, Maryland, Public Improvement GO Refunding, 1996A, (FGIC          Aaa/AAA     1,612
            (FGIC Insured),
            5.000% 10/01/11
    1,125   Maryland State, Certificates of Participation Revenue, (Aviation         Aa3/AA+     1,183
            Administration Facilities Project) Series 1999, AMT,
            4.750% 05/01/07
      500   Maryland State, Community Development Administration, Department of      Aa2/AA+       523
            Housing and Community Development, Revenue, (Residential Project)
            Series 1998B, AMT,
            4.950% 09/01/11
    1,000   Maryland State, Community Development Administration, Department of      Aa2/AA+     1,051
            Housing and Community Development, Revenue, (Single-Family Program)
            Series 1997-1, (FHA COLL),
            4.950% 04/01/07
    4,000   Maryland State, Community Development Administration, Department of      Aa2/AA+     4,171
            Housing and Community Development, Revenue, (Single-Family Program)
            Series 1998-3, AMT,
            4.500% 04/01/08
    1,685   Maryland State, Community Development Administration, Department of      Aa2/AA+     1,773
            Housing and Community Development, Revenue, (Single-Family Program)
            Series 1998-3, AMT,
            4.700% 04/01/10
    2,410   Maryland State, Community Development Administration, Department of      Aa2/AA+     2,492
            Housing and Community Development, Revenue, Series 1999D, AMT,
            5.375% 09/01/24
    1,265   Maryland State, Department of Transportation, Revenue, Series 2002,      Aa2/AA      1,437
            5.500% 02/01/11
    6,115   Maryland State, Department of Transportation, Revenue, Series 2002,      Aa2/AA      7,042
            5.500% 02/01/14
      495   Maryland State, Economic Development Corporation, Student Housing        Baa2/AA-      520
            Revenue, (Collegiate Housing Project) Series 1999A,
            5.300% 06/01/08
      575   Maryland State, Economic Development Corporation, Student Housing        Baa2/AA-      614
            Revenue, (Collegiate Housing Project) Series 1999A,
            5.600% 06/01/11
    1,850   Maryland State, Economic Development Corporation, Student Housing        Baa3/AA-    1,921
            Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
            6.000% 06/01/30
      675   Maryland State, Economic Development Corporation, Student Housing        Baa3/AA-      719
            Revenue, Series 1999A,
            5.600% 06/01/10
    1,000   Maryland State, Economic Development Corporation, Student Housing        Baa3/AA-    1,014
            Revenue, Series 1999A,
            5.700% 06/01/12
      815   Maryland State, Economic Development Corporation, Student Housing        Baa3/AA-      864
            Revenue, Series 1999A,
            6.000% 06/01/19
    1,000   Maryland State, GO, Series 1998,                                         Aaa/AAA     1,088
            5.000% 07/15/11
      510   Maryland State, Health and Higher Education Facilities Authority,        Aaa/AAA       553
            Revenue, (College of Notre Dame Project) Series 1998, (MBIA
            Insured),
            4.600% 10/01/14
    2,000   Maryland State, Health and Higher Education Facilities Authority,        Aaa/AAA     2,263
            Revenue, (Johns Hopkins Hospital Redevelopment Project) Series 1979,
            5.750% 07/01/09
    1,000   Maryland State, Health and Higher Education Facilities Authority,        Aaa/AAA     1,026
            Revenue, (Johns Hopkins Medical Project) Series 1998,
            5.000% 07/01/29
    5,000   Maryland State, Health and Higher Education Facilities Authority,        Aa2/AA      5,747

            Revenue, (Johns Hopkins University Project) Series 1999, Prerefunded
            07/01/09 @ 101,
            6.000% 07/01/39
    1,100   Maryland State, Industrial Development Financing Authority, Revenue      Aa3/AA+     1,117
            Refunding, (American Center for Physics Facilities Project) Series
            2001, (GTY AGMT),
            3.650% 12/15/05
    1,000   Maryland State, Industrial Development Financing Authority, Revenue      Aa3/AA+     1,110
            Refunding, (American Center for Physics Project) Series 2001,
            (GTY AGMT),
            5.250% 12/15/15
      500   Maryland State, Stadium Authority, Lease Revenue, (Ocean City            Aa2/AA+       520
            Convention Center Project) Series 1995,
            5.375% 12/15/13
    1,550   Maryland State, State and Local Facilities Loan GO, Series 1996-2,       Aaa/AAA     1,648
            5.250% 06/15/11
    5,500   Maryland State, State and Local Facilities Loan GO, Series 2000,         Aaa/AAA     6,177
            5.500% 08/01/09
    2,970   Maryland State, State and Local Facilities Loan GO, Series 2000,         Aaa/AAA     3,394
            5.750% 08/01/11
    2,245   Maryland State, State and Local Facilities Loan GO, Series 2002,         Aaa/AAA     2,591
            5.500% 03/01/13
    3,090   Maryland State, Transportation Authority Transportation Facilities       Aaa/AAA     3,513
            Projects Revenue, Series 2004, (FSA Insured),
            5.250% 07/01/14
    3,000   Maryland State, Transportation Authority, (Baltimore/Washington          Aaa/AAA     3,163
            International Airport Project) Series 2002A, (AMBAC Insured),
            4.500% 03/01/15
      710   Maryland State, Transportation Authority, Transportation Revenue,        Aaa/AAA       844
            (Transportation Facilities Project) Series 1978,
            6.800% 07/01/16
    4,000   Maryland State, Transportation Authority, Transportation Revenue,         A1/A+      4,074
            Series 1992,
            5.700% 07/01/05
    2,800   Maryland State, Transportation Authority, Transportation Revenue,         A1/A+      2,948
            Series 1992,
            5.800% 07/01/06
    1,000   Maryland, Washington Suburban Sanitation District Authority, General     Aaa/AAA     1,085
            Construction GO, Series 2000,
            5.250% 06/01/22
    2,700   Maryland, Washington Suburban Sanitation District Authority, GO          Aaa/AAA     2,932
            Refunding, Series 2001,
            5.000% 06/01/08
    2,050   Maryland, Washington Suburban Sanitation District Authority, Water       Aaa/AAA     2,069
            Supply GO, Series 2001,
            4.125% 06/01/05
    1,000   Montgomery County, Maryland, Consolidated Public Improvement GO          Aaa/AAA     1,053
            Refunding, Series 1992A,
            5.750% 07/01/06
    1,500   Montgomery County, Maryland, Consolidated Public Improvement GO,         Aaa/AAA     1,630
            Series 1992A,
            5.800% 07/01/07
    1,000   Montgomery County, Maryland, Consolidated Public Improvement GO,         Aaa/AAA     1,086
            Series 1997A,
            5.375% 05/01/08
    1,000   Montgomery County, Maryland, Consolidated Public Improvement GO,         Aaa/AAA     1,090
            Series 1997A, Prerefunded 05/01/07 @ 102,
            5.375% 05/01/13
    3,800   Montgomery County, Maryland, GO Refunding, Series 2001,                  Aaa/AAA     4,278
            5.250% 10/01/10
    1,000   Montgomery County, Maryland, GO Refunding, Series 2001,                  Aaa/AAA     1,119
            5.250% 10/01/14
    1,500   Montgomery County, Maryland, Housing Opportunities Commission,           Aaa/AAA     1,574
            Multi-Family Mortgage Revenue, Series 2000A,
            6.100% 07/01/30
    1,500   Northeast Maryland, Solid Waste Disposal Authority, Revenue,              A2/AA      1,600
            (Montgomery County Resource Recreation Project) Series 1993A, AMT,

            6.000% 07/01/07
    2,500   Northeast Maryland, Waste Disposal Authority, Revenue Refunding,         Aaa/AAA       2,765
            Series 2003, (AMBAC Insured),
            5.500% 04/01/10
    2,000   Prince Georges County, Maryland, Consolidated Public Improvement GO,     Aaa/AAA       2,184
            Series 1999,
            5.000% 10/01/12
    3,300   Prince Georges County, Maryland, Consolidated Public Improvement GO,     Aaa/AAA       3,632
            Series 1999, (FSA Insured),
            5.125% 10/01/16
    1,000   Prince Georges County, Maryland, Consolidated Public Improvement GO,      Aa3/AA       1,096
            Series 2000,
            5.125% 10/01/08
    1,000   Prince Georges County, Maryland, Consolidated Public Improvement GO,      Aa3/AA       1,117
            Series 2000,
            5.125% 10/01/10
    4,825   Prince Georges County, Maryland, Consolidated Public Improvement GO,     Aaa/AAA       5,456
            Series 2001, (FGIC Insured),
            5.250% 12/01/11
    3,970   Prince Georges County, Maryland, Construction Public Improvements GO,    Aaa/AAA       4,049
            Series 1995, (MBIA Insured), Prerefunded 01/01/05 @ 102,
            5.500% 01/01/10
    4,650   Prince Georges County, Maryland, Construction Public Improvements GO,    Aaa/AAA       5,225
            Series 2001, (FGIC Insured),
            5.250% 12/01/12
       50   Prince Georges County, Maryland, Housing Authority, Single-Family        Aaa/AAA          53
            Mortgage Revenue, Series 2000A, AMT,
            6.150% 08/01/19
    1,500   Prince Georges County, Maryland, PCR Refunding, (Potomac Electric         A3/A-        1,701
            Power Project) Series 1995,
            5.750% 03/15/10
    4,135   Prince Georges County, Maryland, Solid Waste Management System           Aaa/AAA       4,483
            Revenue, (MBIA Insured),
            5.000% 06/15/08
    1,200   Queen Annes County, Maryland, School and Public Facilities GO,           Aaa/AAA       1,328
            Series 2000,
            5.250% 01/15/14
    2,620   St. Mary's County, Maryland, GO Refunding, Series 2003,                  Aa3/AA-       2,647
            2.750% 11/01/06
    2,565   St. Mary's County, Maryland, GO Refunding, Series 2003,                  Aa3/AA-       2,615
            3.000% 11/01/07
    3,520   University of Maryland, Systems Auxiliary Facilities and Tuition         Aa3/AA+       3,701
            Revenue, Series 1996A, Prerefunded 04/01/06 @ 101,
            5.600% 04/01/13
    3,115   University of Maryland, Systems Auxiliary Facilities and Tuition         Aa3/AA+       3,275
            Revenue, Series 1996A, Prerefunded 04/01/06 @ 101,
            5.600% 04/01/14
    1,000   University of Maryland, Systems Auxiliary Facilities and Tuition         Aa3/AA+       1,067
            Revenue, Series 1997A,
            5.125% 04/01/13
    1,975   University of Maryland, Systems Auxiliary Facilities and Tuition         Aa3/AA+       2,153
            Revenue, Series 2000A,
            5.000% 10/01/08
    1,290   Wicomico County, Maryland, Public Improvement GO, Series 1997,           Aaa/AAA       1,379
            (MBIA Insured),
            4.800% 12/01/10
    1,355   Wicomico County, Maryland, Public Improvement GO, Series 1997,           Aaa/AAA       1,451
            (MBIA Insured),
            4.900% 12/01/11
    1,425   Wicomico County, Maryland, Public Improvement GO, Series 1997,           Aaa/AAA       1,535
            (MBIA Insured),                                                                      -------
            5.000% 12/01/12
                                                                                                 175,375
                                                                                                 -------

            DISTRICT OF COLUMBIA - 0.2%

      350   Washington, District of Columbia, Metropolitan Area Transportation       Aaa/AAA         405
            Authority, Revenue Refunding, Series 1993, (FGIC Insured),                           -------

            6.000% 07/01/10

            FLORIDA - 1.5%

    2,915   Orange County, Florida, Solid Waste Facilities Revenue Refunding,        Aaa/AAA     3,152
            Series 2003, (MBIA Insured),                                                         -----
            5.000% 10/01/15

            GUAM - 0.3%

      600   Guam, Government GO, Series 1993A,                                         A2/B        596
            5.200% 11/15/08                                                                      -----

            ILLINOIS - 0.4%

    1,990   Will County, Illinois, Student Housing Revenue, (Joliet Junior            NR/NR        920
            College Project) Series 2002A,                                                       -----
            6.625% 09/01/23 (a)

            KANSAS - 0.5%

    1,000   Burlington, Kansas, Environmental Improvement Revenue Refunding,          A3/BBB     1,045
            (Power and Light Project) Series 1998K, Mandatory Put 10/01/07 @                     -----
            100,
            4.750% 09/01/15

            MISSISSIPPI - 2.4%

    1,000   Mississippi State, Hospital Facilities and Equipment Authority,          Aaa/AAA     1,116
            Revenue, (Forrest County General Hospital Project) Series 2000,
            (FSA Insured),
            5.625% 01/01/20
    3,100   Mississippi State, Hospital Facilities and Equipment Authority,          Aaa/AAA     3,331
            Revenue, (Forrest County General Hospital Project) Series 2000,
            (FSA Insured),
            5.500% 01/01/24
      500   Warren County, Mississippi, Environmental Improvement Revenue           Baa2/BBB       547
            Refunding, (International Paper Company Project) Series 2000A, AMT,                  -----
            6.700% 08/01/18                                                                      4,994
                                                                                                 -----

            MISSOURI - 0.1%

      185   St. Louis County, Missouri, Mortgage Revenue, Series 1989A, (GNMA        Aaa/AAA       208
            Collateral FHA/VA Mortgages),                                                        -----
            7.950% 08/01/09

            PUERTO RICO - 2.8%

    5,000   Puerto Rico, Public Buildings Authority, Revenue GTD Refunding,          Aaa/AAA     5,850
            Government Facilities, Series 2003H, (AMBAC Insured),                                -----
            5.500% 07/01/18

            TENNESSEE - 1.7%

    1,355   Maury County, Tennessee, Industrial Development Board, Multi-Model        A3/BBB     1,389
            PCR Refunding, (General Motors Corporation - Saturn Corporation
            Project) Series 1994,
            6.500% 09/01/24
    2,000   Memphis-Shelby County, Tennessee, Airport Authority, Special             Baa2/BBB    2,133
            Facilities Revenue Refunding, (Federal Express Corporation Project)                  -----
            Series 2001,
            5.000% 09/01/09
                                                                                                 3,522
                                                                                                 -----

            TEXAS - 4.6%

    3,000   Austin, Texas, Utilities System Revenue, Refunding, Series 1997,         Aaa/AAA     3,207
            (FSA Insured),
            5.125% 11/15/13
    2,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,          Baa2/BBB-    2,192
            Series 2002,
            6.000% 10/01/16
    2,000   San Antonio, Texas, Electric and Gas Systems, GO Refunding,              Aa1/AA+     2,165
            Series 1998A,
            5.250% 02/01/16
    2,000   Texas State, Water Development Board, Revenue, Series 1997,              Aaa/AAA     2,137
            5.000% 07/15/12                                                                      -----

                                                                  9,701
                                                                -------

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $196,232)                                  205,768
                                                                -------

SHARES
 (000)
------
         AFFILIATED INVESTMENT COMPANIES - 0.4%
  838    Nations Tax-Exempt Reserves, Capital Class#                838
                                                               --------
         TOTAL AFFILIATED INVESTMENT COMPANIES
            (Cost $838)                                             838
                                                               --------
         TOTAL INVESTMENTS
            (Cost $197,070*)                            98.8%   206,606
                                                               --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)        1.2%     2,421
                                                               --------
         NET ASSETS                                    100.0%  $209,027
                                                               ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $197,070.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

                    Unrealized     Unrealized    Net Unrealized
                   Appreciation   Depreciation    Appreciation
                   ------------   ------------   --------------
                      10,772          1,236           9,536

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

(a)  Restricted security.

ABBREVIATIONS:
AMBAC      Ambac Assurance Corporation
AMT        Alternative Minimum Tax
FGIC       Financial Guaranty Insurance Company
FHA        Federal Housing Authority
FHA COLL   Federal Housing Authority collateral
FSA        Financial Security Assurance Inc.
GO         General Obligations
GNMA       Government National Mortgage Association
GTY-AGMT   Guarantee Agreement
MBIA       MBIA Insurance Corporation
NR         Not Rated
VA         Veterans Administration

NATIONS FUNDS
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.8%
            NORTH CAROLINA - 94.2%

  $1,000    Brunswick County, North Carolina, Certificates of Participation,         Aaa/AAA     $1,108
            Series 2000,
            5.500% 06/01/20
   2,000    Cabarrus County, North Carolina, Certificates of Participation,          Aa3/AA-      2,240
            Installment Financing Contract, Series 2001,
            5.500% 04/01/13
   1,500    Cabarrus County, North Carolina, GO, Series 1997, (MBIA Insured),        Aaa/AAA      1,621
            5.300% 02/01/13
   1,500    Catawba County, North Carolina, Certificates of Participation,           Aaa/NR       1,686
            (Public School & Community College Project) Series 2004,
            (MBIA Insured),
            5.250% 06/01/14
   1,200    Charlotte, North Carolina, Airport Revenue, Series 1999B, AMT,           Aaa/AAA      1,216
            (MBIA Insured),
            4.750% 07/01/05
   1,275    Charlotte, North Carolina, Airport Revenue, Series 1999B, AMT,           Aaa/AAA      1,322
            (MBIA Insured),
            4.850% 07/01/06
   1,260    Charlotte, North Carolina, Airport Revenue, Series 1999B, AMT,           Aaa/AAA      1,332
            (MBIA Insured),
            5.000% 07/01/07
   1,000    Charlotte, North Carolina, Airport Revenue, Series 1999B, AMT,           Aaa/AAA      1,105
            (MBIA Insured),
            6.000% 07/01/24
   1,000    Charlotte, North Carolina, GO, Series 2000,                              Aaa/AAA      1,127
            5.500% 06/01/12
   1,570    Charlotte, North Carolina, GO, Series 2002C,                             Aaa/AAA      1,697
            5.000% 07/01/20
   1,265    Charlotte, North Carolina, GO, Series 2002C,                             Aaa/AAA      1,338
            5.000% 07/01/22
   1,500    Charlotte, North Carolina, GO, Series 2003,                              Aaa/AAA      1,604
            4.250% 07/01/11
   1,315    Charlotte, North Carolina, Storm Water Fee Revenue, Refunding,           Aa2/AA+      1,459
            Series 2002,
            5.250% 06/01/15
   1,670    Charlotte, North Carolina, Water and Sewer GO, Series 1996,              Aaa/AAA      1,742
            5.500% 05/01/06
   1,855    Charlotte, North Carolina, Water and Sewer GO, Series 1998,              Aaa/AAA      1,995
            4.750% 02/01/12
   2,545    Charlotte, North Carolina, Water and Sewer Systems Revenue,              Aa1/AAA      2,858
            Series 1999, Prerefunded 06/01/09 @ 101,
            5.375% 06/01/19
   2,000    Charlotte-Mecklenburg Hospital Authority, Revenue,                       Aa3/AA       2,109
            (Carolinas Healthcare System Project) Series 1997A,
            5.000% 01/15/17
   3,000    Charlotte-Mecklenburg Hospital Authority, Revenue,                       Aa3/AA       3,148
            (Carolinas Healthcare System Project) Series 1997A,
            5.125% 01/15/22
   1,490    Concord, North Carolina, Certificate of Participation, Series 2001,      Aaa/AAA      1,589
            (MBIA Insured),
            5.000% 06/01/17
     500    Concord, North Carolina, GO Refunding, Series 1992,                      Aa2/AA-        504
            6.200% 06/01/05
   1,000    Craven County, North Carolina, GO, (AMBAC Insured),                      Aaa/AAA      1,074

            5.000% 05/01/19
   1,370    Cumberland County, North Carolina, GO Refunding, Series 1998,            Aaa/AAA      1,461
            (FGIC Insured),
            4.750% 02/01/10
   1,000    Cumberland County, North Carolina, GO, Series 1998, (FGIC Insured),      Aaa/AAA      1,081
            5.000% 03/01/17
   1,000    Durham, North Carolina, Water and Sewer Utility System Revenue,          Aa3/AA       1,093
            Series 2001,
            5.250% 06/01/16
   1,150    Fayetteville, North Carolina, Public Works Commission Revenue            Aaa/AAA      1,222
            Refunding, Series 1997, (FSA Insured),
            5.250% 03/01/07
   1,945    Forsyth County, North Carolina, GO, Series 2003B,                        Aaa/AAA      2,015
            4.750% 03/01/22
   1,500    Gaston County, North Carolina, GO, Series 2002, (AMBAC Insured),         Aaa/AAA      1,641
            5.250% 06/01/20
   1,000    Greensboro, North Carolina, Combined Enterprise Systems Revenue,         Aa3/AA+      1,068
            Series 1998A,
            5.000% 06/01/18
   1,305    Greensboro, North Carolina, Enterprise Systems Revenue,                  Aa3/AA+      1,433
            Series 1998A,
            5.500% 06/01/08
   1,000    Greensboro, North Carolina, Public Improvement GO, Series 1998,          Aa1/AAA      1,067
            4.700% 04/01/10
   2,180    Greenville, North Carolina, Certificates of Participation,               Aaa/AAA      2,367
            (Public Facilities & Equipment Project) Series 2004,
            (AMBAC Insured),
            5.250% 06/01/22
   1,000    Greenville, North Carolina, Utilities Commission Revenue,                Aaa/AAA      1,101
            Series 2000A, (MBIA Insured),
            5.500% 09/01/19
   4,000    Haywood County, North Carolina, Industrial Facilities and Pollution      Baa2/AA-     4,311
            Control Financing Authority, Solid Waste Disposal Revenue Refunding,
            (Champion International Corporation Project) Series 1999, AMT,
            6.400% 11/01/24
     500    Haywood County, North Carolina, Industrial Facilities and Pollution      Baa2/BBB       515
            Control Financing Authority, Solid Waste Disposal Revenue, (Champion
            International Corporation Project) Series 1993, AMT,
            5.500% 10/01/18
   1,275    High Point, North Carolina, Water and Sewer GO, Series 2002,             Aaa/AAA      1,367
            (MBIA Insured),
            4.500% 06/01/14
   1,955    Iredell County, North Carolina, Public Facilities Corporate              Aaa/AAA      2,183
            Installment Payment Revenue, (School Projects) Series 2000,
            (AMBAC Insured),
            5.500% 06/01/09
   2,180    Iredell County, North Carolina, Public Facilities Corporate              Aaa/AAA      2,438
            Installment Payment Revenue, (School Projects) Series 2000,
            (AMBAC Insured),
            Prerefunded 06/01/10 @ 101,
            5.125% 06/01/18
   1,305    Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),        Aaa/AAA      1,465
            5.500% 03/01/12
   1,925    Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),        Aaa/AAA      2,173
            5.500% 03/01/15
   2,700    Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),        Aaa/AAA      3,041
            5.500% 03/01/16
   1,300    Martin County, North Carolina, Industrial Facilities and                 Baa2/BBB     1,305
            Pollution Control Financing Authority, Solid Waste Disposal Revenue,
            (Weyerhaeuser Company Project) Series 1993, AMT,
            5.650% 12/01/23
   1,000    Mecklenburg County, North Carolina, GO Refunding, Series 1993,           Aaa/AAA      1,168
            6.000% 04/01/11
   1,800    Mecklenburg County, North Carolina, GO, Series 2000D,                    Aaa/AAA      1,979
            5.000% 04/01/11
   1,170    Mecklenburg County, North Carolina, GO, Series 2001A,                    Aaa/AAA      1,273
            5.000% 04/01/16
   2,000    Mecklenburg County, North Carolina, GO, Series 2001A,                    Aaa/AAA      2,171

            5.000% 04/01/17
    1,665   Mecklenburg County, North Carolina, Industrial Facilities and             Aa3/BBB+     1,669
            Pollution Control Financing Authority, Revenue Refunding, (Flour
            Corporation Project) Series 1993,
            5.250% 12/01/09
    1,195   Morganton, North Carolina, Water and Sewer GO, Series 1995,               Aaa/AAA      1,237
            (FGIC Insured), Prerefunded 06/01/05 @ 102,
            5.700% 06/01/11
    1,750   New Hanover County, North Carolina, GO, Series 2001,                      Aa2/AA       1,879
            4.600% 06/01/14
    2,000   New Hanover County, North Carolina, GO, Series 2001,                      Aa2/AA       2,170
            5.000% 06/01/17
    1,000   North Carolina Capital Facilities Finance  Agency Educational             Aaa/AAA      1,078
            Facilities Revenue, (Johnson & Wales University Project) Series
            2003A, (XLCA Insured),
            5.250% 04/01/21
    1,000   North Carolina Capital Facilities Finance Agency Exempt Facilities        Aa3/BBB      1,010
            Revenue, (Waste Management of Carolinas Project), Series 2001,
            3.750% 08/01/14
    3,000   North Carolina State, GO, Series 1997A,                                   Aa1/AAA      3,104
            5.100% 03/01/06
    5,000   North Carolina State, GO, Series 2001A,                                   Aa1/AAA      5,412
            4.750% 03/01/14
    1,000   North Carolina, Appalachian State University Revenue Refunding,           Aaa/AAA      1,109
            (Utility Systems Project) Series 1998, (MBIA Insured),
            5.000% 05/15/12
    1,000   North Carolina, Appalachian State University Revenue Refunding,           Aaa/AAA      1,074
            Series 1998, (MBIA Insured),
            5.000% 05/15/18
    1,000   North Carolina, Appalachian State University Revenue, Series 2003A,       Aaa/AAA      1,087
            (FGIC Insured),
            5.125% 05/01/18
    2,165   North Carolina, Eastern Municipal Power Authority, Revenue,               Aaa/BBB      2,404
            Series 1986A,
            5.000% 01/01/17
    1,175   North Carolina, Housing Finance Agency, Revenue,                          Aa2/AA       1,209
            (Home Ownership Project) Series 1998A-2, AMT,
            5.200% 01/01/20
      775   North Carolina, Housing Finance Agency, Revenue,                          Aa2/AA         818
            (Home Ownership Project) Series 1999A-6, AMT,
            6.000% 01/01/16
      670   North Carolina, Housing Finance Agency, Revenue,                          Aa2/AA         708
            (Home Ownership Project) Series 2000A-8, AMT,
            5.950% 07/01/10
      495   North Carolina, Housing Finance Agency, Revenue,                          Aa2/AA         521
            (Home Ownership Project) Series 2000A-8, AMT,
            6.050% 07/01/12
      970   North Carolina, Housing Finance Agency, Revenue,                          Aaa/AAA      1,012
            (Home Ownership Project) Series 2002A-14, AMT (AMBAC Insured),
            4.400% 07/01/10
    1,380   North Carolina, Housing Finance Agency, Revenue, Series 1999A-3,          Aa2/AA       1,425
            AMT,
            5.150% 01/01/19
    3,315   North Carolina, Housing Finance Agency, Single-Family Housing             Aa2/AA       3,445
            Revenue, (Home Ownership Project) Series 1998A-1, AMT,
            5.350% 01/01/17
      385   North Carolina, Housing Finance Agency, Single-Family Housing             Aa2/AA         393
            Revenue, Series 1994Y,
            6.300% 09/01/15
    2,650   North Carolina, Housing Financing Agency, Series 1999A-5, AMT,            Aa2/AA       2,765
            5.550% 01/01/19
    1,800   North Carolina, Infrastructure Finance Corporation Lease Purchase         Aa2/AA+      2,022
            Revenue, (North Carolina Facilities Project) Series 2004,
            5.250% 11/01/15

    2,605   North Carolina, Medical Care Commission, Health Care Facilities           Aaa/AAA      2,838
            Revenue Refunding, (Novant Health, Inc. Project) Series 1998A,
            (MBIA Insured),

            5.000% 10/01/08
    2,000   North Carolina, Medical Care Commission, Health Care Facilities           Aa3/AA-      2,118
            Revenue, (Carolina Medicorp Inc. Project) Series 1996,
            5.100% 05/01/07
    1,715   North Carolina, Medical Care Commission, Health Care Facilities           Aa3/AA-      1,808
            Revenue, (Carolina Medicorp Inc. Project) Series 1996,
            5.125% 05/01/08
    2,000   North Carolina, Medical Care Commission, Health Care Facilities           Aa3/AA+      2,070
            Revenue, (Duke University Hospital Project) Series 1996C,
            5.250% 06/01/17
    1,130   North Carolina, Medical Care Commission, Health Care Facilities           Aaa/AAA      1,186
            Revenue, (Gaston Memorial Hospital Project) Series 1995,
            (AMBAC-TCRS Insured),
            5.250% 02/15/07
      660   North Carolina, Medical Care Commission, Health Care Facilities           Baa2/AA-       677
            Revenue, (Halifax Regional Medical Center, Inc. Project) Series
            1998,
            4.600% 08/15/06
    3,500   North Carolina, Medical Care Commission, Health Care Facilities           Aa3/AA-      3,732
            Revenue, (Novant Health Obligation Group Project) Series 2003A,
            5.000% 11/01/17
    1,000   North Carolina, Medical Care Commission, Health Care Facilities           Aa3/AA-        991
            Revenue, (Pitt County Memorial Hospital Project) Series 1998B,
            4.750% 12/01/28
    1,000   North Carolina, Medical Care Commission, Hospital Revenue Refunding,      Aaa/AAA      1,050
            (Stanley Memorial Hospital Project) Series 1996, (AMBAC Insured),
            5.250% 10/01/06
    2,750   North Carolina, Medical Care Commission, Hospital Revenue,                A1/A+        2,883
            (Gaston Memorial Hospital Project) Series 1995,
            5.400% 02/15/11
    1,000   North Carolina, Medical Care Commission, Hospital Revenue,                Aaa/AAA      1,103
            (Northeast Medical Center Project) Series 2002A, (AMBAC Insured),
            5.000% 11/01/10
    1,000   North Carolina, Medical Care Commission, Hospital Revenue,                Aa3/AA-      1,054
            (Pitt County Memorial Hospital Project) Series 1998B,
            5.000% 12/01/18
    2,000   North Carolina, Municipal Power Agency Number 1, Revenue,                 Aaa/AAA      2,189
            Series 1992, (MBIA-IBC Insured),
            7.250% 01/01/07
    1,000   Orange County, North Carolina, GO, Series 2000,                           Aa1/AA+      1,110
            5.300% 04/01/17
    4,645   Orange County, North Carolina, GO, Series 2000,                           Aa1/AA+      5,158
            5.300% 04/01/18
    1,390   Pitt County, North Carolina, Certificates of Participation,               Aaa/AAA      1,562
            (School Facilities Project) Series 2000B,
            5.750% 04/01/16
    1,000   Pitt County, North Carolina, Certificates of Participation,               Aaa/AAA      1,090
            (School Facilities Project) Series 2000B,
            5.500% 04/01/25
    1,000   Pitt County, North Carolina, Hospital Revenue, (Pitt County Memorial      Aaa/AAA      1,058
            Hospital Project) Series 1995,
            5.250% 12/01/21
    1,000   Raleigh, North Carolina, Combined Enterprise System Revenue,              Aa1/AAA      1,064
            Series 1996,
            5.250% 03/01/07
    1,910   Raleigh, North Carolina, GO, Series 1996,                                 Aaa/AAA      2,030
            5.300% 06/01/16
    1,000   Raleigh, North Carolina, North Carolina State University Revenue,         Aa3/AA       1,089
            Series 2003A,
            5.000% 10/01/17
    1,000   Randloph County, North Carolina, Certificate of Participation,            Aaa/AAA      1,090
            Refunding, Series 2004,
            5.000% 06/01/18
    2,395   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      2,645
            Refunding, Series 2003, (FSA Insured),
            5.000% 06/01/14

    2,000   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      2,212
            Refunding, Series 2004, (FSA Insured),

            5.000% 06/01/15
    1,000   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      1,115
            Series 2000, (FSA Insured),
            5.200% 06/01/12
    1,000   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      1,119
            Series 2000, (FSA Insured),
            5.300% 06/01/13
    2,115   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      2,384
            Series 2000, (FSA Insured),
            5.500% 06/01/14
    1,000   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      1,127
            Series 2000, (FSA Insured),
            5.500% 06/01/15
    1,350   Randolph County, North Carolina, Certificates of Participation,           Aaa/AAA      1,536
            Series 2000, (FSA Insured),
            5.750% 06/01/22(a)
    1,000   Robeson County, North Carolina, Industrial Facilities PCR Refunding,      Aa2/A        1,074
            (Campbell Soup Company Project) Series 1991,
            6.400% 12/01/06
    1,045   Union County, North Carolina, Enterprise System Revenue, Series           Aaa/AAA      1,128
            2003A, (FSA Insured),
            5.000% 06/01/16
    1,705   University of North Carolina, Certificates of Participation, Series       Aaa/NR       1,883
            2004, (AMBAC Insured),
            5.000% 06/01/12
    1,690   University of North Carolina, Chapel Hill Hospital Revenue                Aaa/AAA      1,856
            Refunding, Series 1999, (AMBAC Insured),
            5.250% 02/15/12
    3,000   University of North Carolina, Revenue Refunding, Series 2002B,            Aa1/AA+      3,156
            5.000% 12/01/06
    1,815   Wake County, North Carolina, GO, Series 1996,                             Aaa/AAA      1,901
            4.600% 03/01/11
    3,065   Wake County, North Carolina, Hospital Revenue, Series 1993,               Aaa/AAA      3,346
            (MBIA Insured),
            5.125% 10/01/26
    1,550   Wilmington, North Carolina, Certificates of Participation, Series         Aaa/AAA      1,688
            1999A, (MBIA Insured),
            5.350% 06/01/24
    1,240   Wilmington, North Carolina, Certificates of Participation, Series         Aaa/AAA      1,358
            2003A, (AMBAC Insured),
            5.000% 06/01/14
    1,000   Wilmington, North Carolina, Public Improvement GO, Series 1997A,          Aaa/AAA      1,075
            (FGIC Insured),
            5.000% 04/01/11
    1,000   Wilmington, North Carolina, Public Improvement GO, Series 1997A,          Aaa/AAA      1,075
            (FGIC Insured),
            5.000% 04/01/13
                                                                                                 -------
                                                                                                 182,991
                                                                                                 -------

            ARIZONA - 0.6%
    1,000   Arizona, University Medical Center Corporation, Hospital Revenue          A3/BBB+      1,093
            Refunding, Series 2004, (GO of University),                                          -------
            5.250% 07/01/13

            PUERTO RICO - 0.6%
    1,000   Puerto Rico, Electric Power Authority, Power Revenue Refunding,           Aaa/AAA      1,113
            Series 1995Y, (MBIA Insured),                                                        -------
            7.000% 07/01/07

            SOUTH CAROLINA - 1.0%
    1,500   Calhoun County, South Carolina, Solid Waste Disposal Facility             A2/BBB-      1,878
            Revenue, (Carolina Eastman Company Project) Series 1992, AMT,                        -------
            6.750% 05/01/17

            TENNESSEE - 0.7%
    1,325   Tennessee State, GO, Series 1999B, (FSA Insured),                      Aaa/AAA          1,466
            5.250% 05/01/17                                                                      --------

            TEXAS - 1.1%
    2,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,         Baa2/BBB-        2,113
            Series 2002,                                                                         --------
            5.000% 10/01/07

            WASHINGTON - 0.6%
    1,150   Washington State, Public Power Supply Systems Revenue Refunding,       Aaa/AAA          1,244
            Series 1993A, (MBIA-IBC Insured),                                                    --------
            5.800% 07/01/07
            TOTAL MUNICIPAL BONDS AND NOTES
            (Cost $179,936)                                                                       191,898
                                                                                                 --------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 0.3%
      661   Nations Tax-Exempt Reserves, Capital Class#                                               661
                                                                                                 --------

            TOTAL AFFILIATED INVESTMENT COMPANIES
            (Cost $661)                                                                               661
                                                                                                 --------
            TOTAL INVESTMENTS
            (Cost $180,597*)                                                             99.1%    192,559
                                                                                                 --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      0.9%      1,765
                                                                                                 --------
            NET ASSETS                                                                  100.0%   $194,324
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $180,597.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   12,072           110            11,962

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC - American Municipal Bond Assurance Corporation
AMBAC-TCRS-American Municipal Bond Assurance Corporation-Transferable Custodial Receipts
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MBIA IBC - Municipal Bond Insurance Association Insured Bond Certificate PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

NATIONS FUNDS
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
 AMOUNT                                                                              RATINGS      VALUE
 (000)                                                                             (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 97.9%
            SOUTH CAROLINA - 88.5%
   $1,725   Beaufort County, South Carolina, School District, GO, Series 2000B,      Aa1/AA+     $1,923
            (SCSDE),
            5.500% 03/01/16
    1,200   Beaufort County, South Carolina, School District, GO, Series 2000C,      Aa1/AA+      1,302
            (SCSDE),
            5.125% 03/01/12
    1,135   Beaufort County, South Carolina, School District, GO, Series 2001A,      Aa1/AA+      1,218
            (SCSDE),
            5.000% 03/01/18
    2,500   Berkeley County, South Carolina, School District, GO, Series 2000,       Aa1/AA+      2,646
            (SCSDE),
            5.000% 04/01/21
    1,000   Berkeley County, South Carolina, Water & Sewer Revenue, Series 2003,     Aaa/AAA      1,097
            (MBIA Insured),
            5.250% 06/01/19
    2,790   Berkeley County, South Carolina, Water & Sewer Systems Revenue,          Aaa/AAA      3,080
            Series 2003, (MBIA Insured),
            5.250% 06/01/17
    2,000   Calhoun County, South Carolina, Solid Waste Disposal Facility            A2/BBB-      2,504
            Revenue,(Carolina Eastman Company Project) Series 1992, AMT,
            6.750% 05/01/17
    1,000   Camden, South Carolina, Combined Public Utilities Revenue Refunding      Aaa/AAA      1,079
            and Improvement, Series 1997, (MBIA Insured),
            5.500% 03/01/17
    3,000   Charleston County, South Carolina, Hospital Facilities Revenue           Aaa/AAA      3,053
            Refunding and Improvement, (Bon Secours Health Systems Project)
            Series 1993, (FSA Insured),
            5.500% 08/15/10
      500   Charleston County, South Carolina, Hospital Facilities Revenue           Aaa/AAA        509
            Refunding and Improvement, (Bon Secours Health Systems Project)
            Series 1993, (FSA Insured),
            5.625% 08/15/25
    1,000   Charleston County, South Carolina, Hospital Facilities Revenue           Aaa/AAA      1,003
            Refunding and Improvement, (Medical Society Health Project)
            Series 1992, (MBIA Insured),
            6.000% 10/01/09
    6,370   Charleston County, South Carolina, Hospital Facilities Revenue,          Aaa/AAA      7,042
            (Care Alliance Health Services Project) Series 1999A, (FSA Insured),
            5.125% 08/15/15
    1,000   Charleston County, South Carolina, Public Improvement Authority, GO,     Aa1/AA+      1,046
            Series 1994, (State Aid Withholding), Prerefunded 06/01/06 @ 100,
            5.500% 06/01/14
    4,000   Charleston County, South Carolina, Resource Recovery Revenue,            Aaa/AAA      4,376
            (Foster Wheeler Charleston) Series 1997, (AMBAC Insured),
            5.250% 01/01/10
    1,000   Charleston County, South Carolina, Revenue, (Care Alliance Health        Aaa/AAA      1,084
            Services Project) Series 1999A, (FSA Insured),
            5.000% 08/15/12
    1,040   Charleston County, South Carolina, Solid Waste User Fee Revenue,         Aaa/AAA      1,061
            Series 1994, (MBIA Insured),
            5.800% 01/01/06

    5,105   Charleston, South Carolina, Waterworks and Sewer Capital Improvement   Aa3/AA-    5,525
            Revenue Refunding, Series 1998,
            5.250% 01/01/08
    1,000   Columbia, South Carolina, Parking Facilities Revenue Refunding,        Aaa/AAA    1,023
            Series 1994, (AMBAC Insured),
            5.750% 12/01/09
    7,000   Columbia, South Carolina, Waterworks and Sewer Systems Revenue         Aa2/AA     7,771
            Refunding, Series 1993,
            5.500% 02/01/09
    1,500   Darlington County, South Carolina, IDR, (Sonoco Products Company       A2/A-      1,546
            Project) Series 1995, AMT,
            6.125% 06/01/25
    1,250   Florence, South Carolina, Water and Sewer Revenue Refunding,           Aaa/AAA    1,256
            Series 1993, (AMBAC Insured),
            5.150% 03/01/06
      500   Georgetown County, South Carolina, Environmental Revenue,              Baa2/BBB     510
            (International Paper Company Project) Series 1997A, AMT,
            5.700% 10/01/21
    5,000   Georgetown County, South Carolina, PCR Refunding,                      Baa2/BBB   5,325
            (International Paper Company Project) Series 1999A,
            5.125% 02/01/12
    2,480   Georgetown County, South Carolina, School District, GO, Series 2000,   Aa1/AA+    2,761
            (SCSDE),
            5.500% 03/01/09
    1,000   Georgetown County, South Carolina, School District, GO, Series 2000,   Aa1/AA+    1,093
            (SCSDE),
            5.250% 03/01/19
    4,625   Greenville County, South Carolina, School District, Installment        A1/AA-     5,033
            Purchase Revenue Refunding, (Building Equity Sooner Tomorrow
            Project) Series 2003,
            5.250% 12/01/16
    1,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,     Aa3/AA     1,056
            Series 1996A, (GTY-AGMT),
            5.400% 05/01/07
    2,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,     Aa3/AA     2,083
            Series 1996B, (GTY-AGMT),
            5.250% 05/01/17
    2,000   Greenville, South Carolina, Water Utility Improvement,                 Aa1/AAA    2,082
            Waterworks Revenue, Series 1997,
            6.000% 02/01/06
    1,000   Greenville, South Carolina, Water Utility Improvement,                 Aa1/AAA    1,089
            Waterworks Revenue, Series 1997,
            6.000% 02/01/08
    1,500   Greenville, South Carolina, Water Utility Improvement,                 Aa1/AAA    1,603
            Waterworks Revenue, Series 1997,
            5.500% 02/01/22
    1,555   Greenville, South Carolina, Water Utility Improvement,                 Aa1/AAA    1,725
            Waterworks Revenue, Series 2002,
            5.250% 02/01/14
    1,000   Hilton Head Island, South Carolina, GO, Series 2001,                   Aa3/AA     1,080
            5.000% 03/01/13
    1,440   Hilton Head Island, South Carolina, Revenue, Series 2002,              Aaa/AAA    1,599
            (MBIA Insured),
            5.250% 12/01/16
    1,100   Horry County, South Carolina, Hospital Facilities Revenue,             Aaa/AAA    1,172
            (Conway Hospital, Inc. Project) Series 1998, (AMBAC Insured),
            4.750% 07/01/10
    1,200   Horry County, South Carolina, Hospital Facilities Revenue,             Aaa/AAA    1,276
            (Conway Hospital, Inc. Project) Series 1998, (AMBAC Insured),
            4.875% 07/01/11
    2,000   Lexington County, South Carolina, Health Services District Hospital    A2/A       2,104
            Revenue, Series 2003,
            5.500% 11/01/23
    1,180   Lexington County, South Carolina, Health Services District Revenue     Aaa/AAA    1,247
            Refunding, (Health Service District and Lexmed, Inc. Project)
            Series 1997, (FSA Insured),
            5.500% 11/01/06

    3,000   Lexington County, South Carolina, Health Services District Revenue     Aaa/AAA     3,190
            Refunding, Series 1997, (FSA Insured),
            5.125% 11/01/21
    2,000   Lexington, South Carolina, Water and Sewer Authority, Revenue,         Aa1/AA      2,164
            Series 1997, Prerefunded 10/01/14 @ 100,
            5.450% 04/01/19
    1,575   Medical University, South Carolina, Hospital Facilities Revenue,       Baa2/BBB+   1,758
            Series 1999,
            5.500% 07/01/09
    1,980   Mount Pleasant, South Carolina, Water and Sewer Revenue Refunding      Aaa/AAA     2,199
            and Improvement, Series 2002, (FGIC Insured),
            5.250% 12/01/16
    1,270   Mount Pleasant, South Carolina, Water and Sewer Revenue Refunding,     Aaa/AAA     1,397
            Series 2002, (FGIC Insured),
            5.250% 12/01/18
    3,040   North Charleston, South Carolina, Sewer District Revenue Refunding,    Aaa/AAA     3,427
            Series 2002, (FSA Insured),
            5.500% 07/01/17
    1,600   Piedmont Municipal Power Agency, South Carolina, Electric Revenue      Aaa/AAA     1,600
            Refunding, Series 1992, (MBIA Insured),
            6.000% 01/01/05
    5,000   Piedmont Municipal Power Agency, South Carolina, Electric Revenue      Aaa/AAA     5,311
            Refunding, Series 1996B, (MBIA Insured),
            5.250% 01/01/09
    3,570   Richland County, South Carolina, School District Number 001, GO        Aa1/AA+     3,903
            Refunding, Series 2001A, (SCSDE),
            5.250% 03/01/19
    2,350   Rock Hill, South Carolina, Water Utility System Revenue,               Aaa/AAA     2,644
            Series 2003A, (FSA Insured),
            5.250% 01/01/13
    1,500   Rock Hill, South Carolina, Water Utility System Revenue,               Aaa/AAA     1,662
            Series 2003A, (FSA Insured),
            5.375% 01/01/19
    2,000   South Carolina Jobs Economic Development Authority Economic            Aa3/BBB+    1,997
            Development Revenue Refunding, (Republic Services Inc. Project),
            Series 2004, AMT,
            3.250% 04/01/34
    6,135   South Carolina State, Capital Improvement GO, Series 1996A,            Aaa/AAA     6,258
            3.500% 07/01/06
    1,245   South Carolina State, GO, Series 2000A,                                Aaa/AAA     1,355
            4.800% 03/01/09
    1,885   South Carolina State, Highway Improvement GO, Series 1999A,            Aaa/AAA     2,036
            4.600% 05/01/11
       80   South Carolina State, Housing Finance and Development Authority,       Aa1/AA         80
            Rental Housing Revenue, (Windsor Shores Project) Series 1993B,
            (FHA Insured),
            5.600% 07/01/16
    1,250   South Carolina State, Jobs Economic Development Authority, Hospital    Aa1/AA      1,308
            Facility Revenue, (Georgetown Memorial Hospital Project)
            Series 2001,
            5.250% 02/01/21
    4,565   South Carolina State, Port Authority, Revenue, Series 1998, AMT,       Aaa/AAA     4,869
            (FSA Insured),
            5.250% 07/01/13
    1,615   South Carolina State, Public Service Authority, Revenue Refunding,     Aaa/AAA     1,761
            Series 2001A, (FSA Insured),
            5.250% 01/01/18
    1,480   South Carolina State, Public Service Authority, Revenue Refunding,     Aaa/AAA     1,663
            Series 2002A, (FSA Insured),
            5.500% 01/01/17
    2,000   South Carolina State, Public Service Authority, Revenue Refunding,     Aaa/AAA     2,144
            Series 2002D, (FSA Insured),
            5.000% 01/01/18
    2,000   South Carolina State, Public Service Authority, Revenue,               Aaa/AAA     2,242
            Series 1999A, (MBIA Insured),
            5.625% 01/01/13

    2,730   South Carolina Transportation Infrastructure Bank Revenue,             Aaa/AAA     3,032
            Series 2004A, (AMBAC Insured),
            5.250% 10/01/09
    2,000   South Carolina, Grand Strand Water and Sewer Authority,                Aaa/AAA     2,241
            Revenue Refunding, Series 2002, (FSA Insured),
            5.375% 06/01/14
    1,500   South Carolina, Jobs Economic Development Authority, Hospital          Aaa/AAA     1,539
            Facilities Revenue, (Oconee Memorial Hospital, Inc. Project)
            Series 1995,(CONNIE LEE Insured),
            6.150% 03/01/15
    5,500   South Carolina, Jobs Economic Development Authority, Hospital          Baa2/BBB    6,746
            Facilities Revenue, (Palmetto Health Alliance Project) Series 2000A,
            Prerefunded 12/15/10 @ 102,
            7.125% 12/15/15
    4,375   South Carolina, Jobs Economic Development Authority, Hospital          Aaa/AAA     4,778
            Facilities Revenue, Series 1999, (FSA Insured),
            5.300% 02/01/14
    3,615   South Carolina, Jobs Economic Development Authority, Industrial        Aaa/AAA     3,747
            Development Revenue, (South Carolina Electric and Gas Company
            Project) Series 2002B, AMT, 4.200% 11/01/12
    3,500   South Carolina, Tobacco Settlement Management Revenue, Series 2001B,   Baa2/BBB    3,402
            6.375% 05/15/28
    3,340   South Carolina, Transportation Infrastructure  Book Revenue,           Aaa/AAA     3,701
            Junior Lien, Series 2001B, (AMBAC Insured),
            5.250% 10/01/13
    1,985   South Carolina, Transportation Infrastructure Bank Revenue,            Aaa/AAA     2,159
            Series 2004A, (AMBAC Insured),
            5.000% 10/01/16
    3,670   South Carolina, Transportation Infrastructure Book Revenue,            Aaa/AAA     4,046
            Junior Lien, Series 2001B, (AMBAC Insured),
            5.250% 10/01/17
    1,000   South Carolina, Transportation Infrastructure Revenue, Series 1998A,   Aaa/AAA     1,086
            (MBIA Insured),
            5.000% 10/01/12
    1,000   Spartanburg County, South Carolina, Health Services District,          Aaa/AAA     1,057
            Hospital Revenue Refunding, Series 1997B, (MBIA Insured),
            5.125% 04/15/17
    1,275   Spartanburg County, South Carolina, School District Number 007, GO,    Aa1/AA+     1,333
            Series 2001, (SCSDE),
            4.000% 03/01/12
    3,240   Spartanburg County, South Carolina, School District Number 007, GO,    Aa1/AA+     3,398
            Series 2001, (SCSDE),
            4.125% 03/01/13
    2,000   Spartanburg County, South Carolina, School District Number 007, GO,    Aa1/AA+     2,209
            Series 2001, (SCSDE),
            5.000% 03/01/18
    2,000   Spartanburg County, South Carolina, Solid Waste Disposal Facilities    A1/AA       2,096
            Revenue, (BMW U.S. Capital Corporation Project) Series 1994, AMT,
            (GTY-AGMT),
            7.550% 11/01/24
    2,850   Spartanburg, South Carolina, Sewer District Sewer Systems Revenue,     Aaa/AAA     3,091
            Series 1997, AMT, (MBIA Insured), Prerefunded 06/01/07 @ 101,
            5.500% 06/01/27
    1,020   Winnsboro, South Carolina, Utility Revenue Refunding, Series 1999,     Aaa/AAA     1,151
            (MBIA Insured),
            5.250% 08/15/13
    2,000   York County, South Carolina, Exempt Facilities IDR,                    Ba3/B       1,858
            (Hoechst Celanese Corporation Project) Series 1994, AMT,
            5.700% 01/01/24
    2,000   York County, South Carolina, PCR, Series 2000B1,                       Aa3/A       2,000
            1.950% 09/15/24
    3,410   York County, South Carolina, School District Number 003 Rock Hill,     Aa1/AA+     3,785
            GO, Series 2001, (SCSDE),
            5.000% 03/01/12                                                                  -------
                                                                                             197,405
                                                                                             -------

            ILLINOIS - 6.4%
    2,500   Chicago, Illinois, GO Refunding, Series 2001A, (MBIA Insured),         Aaa/AAA      2,805
            5.500% 01/01/14
    8,650   Illinois, Educational Facilities Authority Revenue, Series 2003C,      Aaa/AAA      9,199
            (AMBAC Insured),
            5.000% 09/01/18
    2,000   Illinois, Metropolitan Pier and Exposition Authority, Dedicated        Aaa/AAA      2,279
            State Tax Revenue Refunding, (McCormick Plant Expansion) Series                  --------
            2002B, (MBIA Insured),
            5.750% 06/15/23
                                                                                               14,283
                                                                                             --------

            TEXAS - 1.5%
    3,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,         Baa2/BBB-    3,287
            Series 2002,                                                                     --------
            6.000% 10/01/16

            WASHINGTON - 1.5%
    3,000   Northwest Washington, Energy Electric Revenue, (Columbia Generating    Aaa/AAA      3,345
            Project) Series 2002A, (MBIA Insured),                                           --------
            5.500% 07/01/17

            TOTAL  MUNICIPAL BONDS AND NOTES
               (Cost $206,087)                                                                218,320
                                                                                             --------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 1.2%
    2,696   Nations Tax-Exempt Reserves, Capital Class#                                             2,696
                                                                                                 --------

            TOTAL AFFILIATED INVESTMENT COMPANIES
            (Cost $2,696)                                                                           2,696
                                                                                                 --------

            TOTAL INVESTMENTS
            (Cost $208,783*)                                                             99.1%    221,016
                                                                                                 --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                      0.9%      1,912
                                                                                                 --------

            NET ASSETS                                                                  100.0%   $222,928
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $208,783.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   12,373           140           12,233

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CONNIE LEE - College Construction Loan Insurance Association
FGIC - Financial Guaranty Insurance Company
FHA- Federal Housing Authority
FSA - Financial Security Assurance
GO - General Obligation
GTY-AGMT - Guarantee Agreement
IDR - Industrial Development Revenue
MBIA - Municipal Bond Insurance Association
PCR - Pollution Control Revenue
SCSDE - South Carolina School District Enhancement

NATIONS FUNDS
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 97.2%
            TENNESSEE - 90.7%
   $1,535   Anderson County, Tennessee, GO Refunding, Series 2001,                 Aaa/AAA       $1,667
            (FSA Insured),
            5.000% 04/01/13
    1,075   Blount County, Tennessee, Public Building Authority, GO, (Local        Aaa/AAA        1,175
            Government Public Improvement) Series 2004B-5-A, (FGIC Insured),
            5.000% 06/01/16
      500   Blount County, Tennessee, Public Building Authority, Public Facility   Aaa/AAA          533
            Revenue, Series 1998, (FGIC Insured),
            5.000% 04/01/19
    1,250   Chattanooga-Hamilton County, Tennessee, Hospital Authority, Revenue    Aaa/AAA        1,349
            Refunding, (Erlanger Medical Center Project) Series 1993,
            (FSA Insured),
            5.500% 10/01/07
    1,000   Dickson County, Tennessee, GO Refunding, Series 2002,                  Aaa/AAA        1,110
            (FGIC Insured),
            5.000% 03/01/14
    1,000   Dickson County, Tennessee, GO Refunding, Series 2003,                  Aaa/AAA        1,100
            (FGIC Insured),
            5.000% 06/01/14
    1,000   Franklin, Tennessee, Special School District, GO Refunding,            Aa2/AA+        1,106
            Series 2002,
            5.000% 06/01/12
    2,000   Franklin, Tennessee, Special School District, GO, (FSA Insured),       Aaa/AAA          988
            4.680%! 06/01/20
      500   Hamilton County, Tennessee, GO Refunding, Series 1998B,                Aa1/AA+          553
            5.100% 08/01/24
      575   Humphreys County, Tennessee, Industrial Development Board, Solid       Aa3/AA-          588
            Waste Disposal Revenue, (E.I. DuPont de Nemours and Company Project)
            Series 1994, AMT,
            6.700% 05/01/24
    1,000   Kingsport, Tennessee, GO, (AMBAC Insured),                             Aaa/AAA        1,107
            5.000% 03/01/14
      300   Knox County, Tennessee, Health Educational and Housing Facilities      Aaa/AAA          350
            Board Revenue Refunding, (Fort Sanders Alliance Project) Series
            1993, (MBIA Insured),
            7.250% 01/01/09
    1,500   Knox County, Tennessee, Health Educational and Housing Facilities      Baa1/AA-       1,575
            Board Revenue, (University Health Systems Inc. Project) Series 1999,
            5.750% 04/01/19
    2,000   Knox County, Tennessee, Health Educational and Housing Facilities      Aaa/AAA        2,138
            Health Board, Hospital Facilities Improvement Revenue Refunding,
            (Baptist Health System of East Tennessee, Inc. Project) Series 1996,
            (CONNIE LEE Insured),
            5.500% 04/15/11
    1,250   Knox County, Tennessee, Public Improvement GO, Series 1998,            Aa2/AA         1,301
            4.750% 04/01/19
    1,330   Lawrenceburg, Tennessee, Public Building Authority, Water and Sewer    Aaa/AAA        1,486
            GO, Series 2001B, (FSA Insured),
            5.500% 07/01/16
    1,160   Madison County, Tennessee, GO, Series 2002,                            Aa3/NR         1,288
            5.000% 04/01/13
      390   Madison County, Tennessee, GO Unrefunded, Series 2002,                 Aaa/NR           427
            5.000% 04/01/13

       750   Maury County, Tennessee, Industrial Development Board, Multi-Model    A3/BBB        769
             PCR Refunding, (General Motors Corporation - Saturn Corporation
             Project) Series 1994,
             6.500% 09/01/24
     1,000   Maury County, Tennessee, Industrial Development Board, Solid Waste    Baa1/BBB+   1,067
             Disposal Revenue, (Occidental Petroleum Corporation) Series 2001A,
             AMT, (GTY-AGMT),
             6.250% 08/01/18
     2,500   Memphis, Tennessee, GO, Series 2000,                                  Aa2/AA      2,668
             5.000% 04/01/17
     1,000   Memphis-Shelby County, Tennessee, Airport Authority, Special          Baa2/BBB    1,067
             Facilities Revenue Refunding, (Federal Express Corporation Project)
             Series 2002,
             5.050% 09/01/12
     2,000   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aa3/AA      2,291
             Electric Revenue, Series 1998B,
             5.500% 05/15/13
     1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aa2/AA      1,068
             GO Refunding, Series 1993,
             5.250% 05/15/07
       595   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aaa/AAA       680
             Health and Educational Facilities Board, Improvement Revenue
             Refunding, (Meharry Medical College Project) Series 1996, (AMBAC
             Insured),
             6.000% 12/01/09
       505   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aaa/AAA       568
             Health and Educational Facilities Board, Improvement Revenue
             Refunding, (Meharry Medical College Project) Series 1996, (AMBAC
             Insured),
             6.000% 12/01/08
       500   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aaa/AAA       594
             Health and Educational Facilities Board, Improvement Revenue
             Refunding, (Meharry Medical College Project) Series 1996, (AMBAC
             Insured),
             6.000% 12/01/16
     1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,    Aaa/AAA     1,042
             Multi-Family Housing Revenue, (Enchantment, Inc. - Welch Bend
             Apartments Project) Series 1996A, (FNMA COLL),
             Mandatory Put 01/01/07 @ 100,
             5.500% 01/01/27
     1,250   Montgomery County, Tennessee, GO Refunding, Series 2004,              Aaa/AAA     1,391
             (FGIC Insured),
             5.000% 05/01/14
     1,000   Overton County, Tennessee, GO, (MBIA Insured),                        Aaa/AAA     1,102
             5.000% 04/01/16
     1,545   Rutherford County, Tennessee, GO Refunding, Series 2004,                          1,498
             4.000% 04/01/21
     1,645   Rutherford County, Tennessee, Public Improvement GO, Series 1996,     Aa2/AA      1,694
             6.000% 04/01/06
     1,030   Shelby County, Tennessee, GO Refunding, Series 1996B,                 Aa2/AA+     1,093
             5.200% 12/01/09
     1,000   Shelby County, Tennessee, GO Refunding, Series 1999B,                 Aa2/AA+     1,121
             5.250% 04/01/11
       490   Shelby County, Tennessee, Health Educational and Housing Facilities   Aaa/AAA       563
             Board, Revenue, (Methodist Health Systems) Series 1995,
             (MBIA Insured),
             6.250% 08/01/09
     1,000   Shelby County, Tennessee, Health Educational and Housing Facilities   Aa1/AA      1,048
             Board, Revenue, (St. Jude's Children's Research Project) Series
             1999,
             5.375% 07/01/24
        10   Shelby County, Tennessee, Health Educational and Housing Facilities   Aaa/AAA        11
             Board, Revenue, Unrefunded Balance,
             (Methodist Health Systems Project) Series 1995, (MBIA Insured),
             6.250% 08/01/09
       400   Shelby County, Tennessee, Public Improvement GO Refunding,            Aa2/AA+       408
             Series 1999A,
             4.750% 05/01/21
       500   Shelby County, Tennessee, Public Improvement GO, Series 1996A,        Aa2/AA+       524
             5.625% 06/01/06
     2,000   Tennessee State, GO, Series 1999B, (FSA Insured),                     Aaa/AAA     2,214
             5.250% 05/01/17

     2,500   Tennessee, Housing Development Agency, Revenue,                       Aa2/AA      2,234
             (Home Ownership Program) Series 1997-3A, AMT,
             3.810%! 01/01/08
     1,085   Tennessee, Housing Development Agency, Revenue,                       Aa2/AA      1,139
             (Home Ownership Program) Series 1998, AMT,
             4.750% 07/01/08
     1,135   Tennessee, Housing Development Agency, Revenue,                       Aa2/AA      1,194
             (Home Ownership Program) Series 1998, AMT,
             4.850% 07/01/09
     1,500   Tennessee, Tennergy Corporation, Gas Revenue, Series 1999,            Aaa/AAA     1,595
             (MBIA Insured),
             5.000% 06/01/07
     1,200   Williamson County, Tennessee, GO, Series 2000,                        Aa1/AA+     1,343
             Prerefunded 03/01/10 @ 100,                                                      ------
             5.350% 03/01/17
                                                                                              51,827
                                                                                              ------

             FLORIDA - 1.8%                                                                    1,020
     1,000   Okeechobee County, Florida, Solid Waste Revenue,                      Aa3/BBB    ------
             (Various Disposal-Waste Management/Landfill) Series 2004A,
             4.200% 07/01/39

             ILLINOIS - 1.9%                                                                   1,106
     1,000   Chicago, Illinois, GO Refunding, Series 2004A,                        Aaa/AAA    ------
             (FSA Insured),
             5.250% 01/01/17

             NORTH CAROLINA - 0.9%                                                               515
       500   Haywood County, North Carolina, Industrial Facilities and Pollution   Baa2/BBB   ------
             Control Financing Authority, Solid Waste Disposal Revenue, (Champion
             International Corporation Project) Series 1993, AMT,
             5.500% 10/01/18

             TEXAS - 1.9%                                                                      1,057
     1,000   Texas State, Public Finance Authority, GO Refunding, Series 1997,     Aa1/AA     ------
             5.000% 10/01/15

             TOTAL MUNICIPAL BONDS AND NOTES                                                  55,525
                (Cost $52,429)                                                                ------


  SHARES
  (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 2.7%
     1,524   Nations Tax-Exempt Reserves, Capital Class#                                       1,524
                                                                                             -------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $1,524)                                                                  1,524
                                                                                             -------

             TOTAL INVESTMENTS
                (Cost $53,953*)                                                      99.9%    57,049
                                                                                             -------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                 0.1%        78
                                                                                             -------

             NET ASSETS                                                             100.0%   $57,127
                                                                                             =======

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

* Cost for federal income tax purposes is $53,953. Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    3,123           27             3,096

!    Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CONNIE LEE - College Construction Loan Insurance Association
FGIC - Financial Guaranty Insurance Company
FNMA COLL - Federal National Mortgage Association Collateral
FSA - Financial Security Assurance
GO - General Obligation
GTY-AGMT - Guarantee Agreement
MBIA - Municipal Bond Insurance Association
PCR - Pollution Control Revenue

NATIONS FUNDS
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS     VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 96.7%
            TEXAS - 90.0%
   $1,000   Allen, Texas, Independent School District, GO, Series 2004,              Aaa/AAA     $1,082
            (PSF-GTD Insured),
            5.000% 02/15/17
    2,025   Arlington, Texas, Independent School District, GO Refunding,             Aaa/AAA      2,204
            Series 2004, (PSF-GTD),
            5.000% 02/15/16
    3,410   Austin, Texas, Electric Utility System Revenue Refunding,                Aaa/AAA      3,896
            Series 2002, (FSA Insured),
            5.500% 11/15/12
    2,000   Austin, Texas, Electric Utility System Revenue Refunding,                Aaa/AAA      2,293
            Series 2002A, (AMBAC Insured),
            5.500% 11/15/13
    4,000   Austin, Texas, Independent School District, GO, Series 2004,             Aaa/AAA      4,425
            (PSF-GTD Insured),
            5.000% 08/01/12
      500   Austin, Texas, Public Improvement, GO, Series 1999,                      Aa2/AA+        547
            5.375% 09/01/18
    2,500   Austin, Texas, Utility System Revenue Refunding, Series 1992,            Aaa/AAA      2,142
            (AMBAC Insured),
            3.220%! 11/15/09
    1,030   Barbers Hill, Texas, Independent School District, GO Refunding,          Aaa/AAA      1,083
            Series 2003, (PSF-GTD),
            5.000% 02/15/22
    2,585   Belton, Texas, Independent School District, GO Refunding,                Aaa/AAA      2,820
            Series 1998, (PSF-GTD),
            5.250% 08/15/08
    1,290   Brazosport, Texas, Independent School District, GO, Series 1996,         Aaa/NR       1,336
            (PSF-GTD Insured),
            5.400% 02/15/13
    4,115   Cedar Hill, Texas, Independent School District, GO, Series 2000,         Aaa/AAA      2,241
            (PSF-GTD),
            5.300%! 08/15/16
    2,840   Cedar Hill, Texas, Independent School District, GO, Series 2000,         Aaa/AAA      1,444
            (PSF-GTD),
            5.430%! 08/15/17
    2,065   Corpus Christi, Texas, Business and Job Development Corporation,         Aaa/AAA      2,348
            Sales Tax Revenue, (Arena Project) Series 2002, (AMBAC Insured),
            5.500% 09/01/14
    1,250   Corpus Christi, Texas, Business and Job Development Corporation,         Aaa/AAA      1,393
            Sales Tax Revenue, (Arena Project) Series 2002, (AMBAC Insured),
            5.500% 09/01/18
    1,655   Corpus Christi, Texas, GO, Series 2002, (FSA Insured),                   Aaa/AAA      1,853
            5.500% 09/01/15
    1,000   Corpus Christi, Texas, Utility System Revenue Refunding,                 Aaa/AAA      1,088
            Series 2002, (FSA Insured),
            5.000% 07/15/14
    1,045   Dallas County, Texas, GO, Series 2000,                                   Aaa/AAA      1,148
            5.000% 08/15/09
    1,000   Dallas, Texas, GO Refunding, Series 2003A,                               Aa1/AA+      1,093
            5.000% 02/15/09

    1,300   Dallas, Texas, Waterworks and Sewer System Revenue Refunding,            Aa2/AA+     1,416
            Series 2001,
            5.000% 10/01/12
    1,000   Dallas, Texas, Waterworks and Sewer System Revenue Refunding,            Aa2/AA+     1,127
            Series 2002,
            5.500% 10/01/12
      500   Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding,            Aaa/AAA       501
            Series 1994A, (MBIA Insured),
            6.000% 11/01/09
    1,000   Fort Bend, Texas, Independent School District, GO, Series 2000,          Aaa/AAA     1,091
            (PSF-GTD),
            5.250% 08/15/19
      400   Fort Worth, Texas, Higher Education Financial Corporation, Higher        Aa3/AA-       422
            Education Revenue, (Texas Christian University Project) Series 1997,
            5.000% 03/15/17
    1,905   Garland, Texas, GO, Series 1998,                                         Aa2/AA      2,035
            5.000% 02/15/12
    2,665   Goose Creek, Texas, Conservative  Independent School District, GO        Aaa/AAA     2,841
            Refunding, Series 2003, (PSF- GTD),
            4.500% 02/15/14
    1,000   Grapevine, Texas, GO, Series 2000, (FGIC Insured),                       Aaa/AAA     1,122
            5.800% 08/15/19
    4,870   Harlandale, Texas, Independent School District, GO Refunding,            Aaa/AAA     5,421
            Series 2004, (PSF-GTD),
            5.250% 08/15/16
    1,120   Harris County, Texas, GO Refunding, Series 2002,                         Aa1/AA+     1,218
            5.000% 10/01/08
    1,400   Harris County, Texas, GO, Series 1995                                    Aa1/AA+     1,431
            5.000% 10/01/17
    2,000   Harris County, Texas, Health Facilities Development Corporation,         Aaa/AAA     2,215
            Revenue, (Christus Health Project) Series 1999A, (MBIA Insured),
            5.500% 07/01/10
    2,780   Harris County, Texas, Health Facilities Development Corporation,         Aa1/AA-     3,010
            Revenue, (St. Lukes Episcopal Hospital Project) Series 2001A,
            5.625% 02/15/16
    1,000   Harris County, Texas, Health Facilities Development Corporation,         Aaa/AAA     1,068
            Revenue, Series 1999A, (MBIA Insured),
            5.250% 07/01/07
      750   Harris County, Texas, Port Houston Authority, Revenue Refunding,         Aa1/AA+       807
            Series 2000B, AMT,
            5.500% 10/01/07
    2,000   Harris County, Texas, Revenue Refunding, (Tax & Sub Lien)                Aaa/AAA     2,179
            Series 2004B, (FSA Insured), Mandatory Put 08/15/12 @ 100,
            5.000% 08/15/32
    2,150   Harris County, Texas, Revenue Refunding, Series 2002, (FSA Insured),                 2,243
            5.000% 08/15/06
    1,000   Harris County, Texas, Toll Road Revenue Refunding, Senior Lien,          Aaa/AAA     1,122
            Series 2002, (FSA Insured),
            5.375% 08/15/10
      735   Harris County, Texas, Toll Road Revenue Refunding, Series 2002,          Aaa/AAA       830
            (FSA Insured),
            5.375% 08/15/11
    3,000   Houston, Texas, Area Water Corporation Contract Revenue,                 Aaa/AAA     3,338
            (Northeast Water Purification Project) Series 2002, (FGIC Insured),
            5.500% 03/01/18
    1,000   Houston, Texas, Community College System Revenue Refunding,              Aaa/AAA     1,103
            Junior Lien, (Student Fee Project) Series 2001A,
            5.375% 04/15/15
    1,195   Houston, Texas, Hotel Occupancy Tax and Special Revenue,                 Aaa/AAA     1,297
            Series 2001B, (AMBAC Insured),
            5.250% 09/01/19
    1,265   Houston, Texas, Hotel Occupancy Tax and Special Revenue,                 Aaa/AAA     1,371
            Series 2001B, (AMBAC Insured),
            5.250% 09/01/20

    2,265   Houston, Texas, Utilities System Revenue Refunding,                      Aaa/AAA     2,553
            (Combined First Lien) Series 2004A, (MBIA Insured),
            5.250% 05/15/14
    4,000   Houston, Texas, Water and Sewer Systems Revenue Refunding,               Aaa/AAA     4,264
            Junior Lien, Series 1996A, (FGIC Insured),
            5.250% 12/01/25
    5,000   Houston, Texas, Water and Sewer Systems Revenue Refunding,               Aaa/AAA     5,473
            Junior Lien, Series 1997A, (FGIC Insured),
            5.375% 12/01/27
    1,000   Jefferson County, Texas, GO Refunding, Series 2002, (FGIC Insured),      Aaa/AAA     1,143
            5.750% 08/01/14
       50   Johnson City, Texas, Independent School District, GO Refunding,          Aaa/AAA        51
            Series 2003, (PSF-GTD),
            3.000% 02/15/09
    2,000   Klein, Texas, Independent School District, GO, Series 1999A,             Aaa/AAA     2,157
            (PSF-GTD),
            5.125% 08/01/15
    1,740   La Marque, Texas, Independent School District, GO Refunding,             Aaa/AAA     1,836
            Series 2003, (PSF-GTD),
            5.000% 02/15/21
    5,000   North Central Texas, Health Facilities Development Corporation,          Aaa/AAA     5,810
            Health Facilities Revenue, (Presbyterian Healthcare Residential
            Project)Series 1996B, (MBIA Insured),
            5.500% 06/01/16
    3,000   North Central, Texas, Health Facilities Development Corporation,         Aa3/AA-     3,161
            Revenue Refunding, (Baylor Health Care Systems Project) Series 1995,
            5.500% 05/15/13
    3,000   North Texas, Tollway Authority, Dallas North Tollway System Revenue      Aaa/AAA     3,232
            Refunding, Series 2003B, (AMBAC Insured),
            Mandatory Put 07/01/08 @ 100,
            5.000% 01/01/38
    3,285   Northside, Texas, Independent School District, GO Refunding,             Aaa/AAA     3,561
            Series 2002A, (PSF-GTD),
            5.250% 02/15/20
    1,500   Pearland, Texas, Independent School District, GO, Series 2000,           Aaa/AAA     1,671
            (PSF-GTD),
            5.500% 02/15/20
    1,835   Plano, Texas, Independent School District, GO, Series 1995,              Aaa/AAA     1,846
            (PSF-GTD),
            7.000% 02/15/05
    3,000   Plano, Texas, Independent School District, GO, Series 2004,              Aaa/AAA     3,316
            (PSF-GTD),
            5.000% 02/15/14
    1,190   Rio Grande City, Texas, Conservative Independent School District,        Aaa/AAA     1,262
            GO, Series 2002, (PSF-GTD),
            5.000% 08/15/19
    5,600   Round Rock, Texas, Independent School District, GO, Series 2000,         Aaa/AAA     5,999
            (PSF-GTD),
            5.000% 08/01/18
    3,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,          Baa2/BBB-    3,287
            Series 2002,
            6.000% 10/01/16
    2,250   San Antonio, Texas, Electric and Gas Systems Revenue Refunding,          Aa1/AA+     2,521
            Series 2002,
            5.250% 02/01/12
    1,500   San Antonio, Texas, Electric and Gas Systems, GO Refunding,              Aa1/AA+     1,623
            Series 1998A,
            5.250% 02/01/16
    2,000   San Antonio, Texas, GO, (CTFS Obligation) Series 2001,                   Aa2/AA+     2,178
            5.000% 02/01/09
       30   San Antonio, Texas, GO, (CTFS Obligation) Series 2002, Prerefunded,      Aa2/AA+        33
            (Escrowed to Maturity),
            5.000% 02/01/11
    1,970   San Antonio, Texas, GO, (CTFS Obligation) Series 2002, Unrefunded        Aa2/AA+     2,168
            Balance,

            5.000% 02/01/11
    1,480   San Antonio, Texas, GO, (Forward) Series 2001, Unrefunded Balance,       Aa2/AA+      1,663
            5.250% 08/01/13
       20   San Antonio, Texas, GO, (Forward-General Improvements) Series 2001,      Aa2/AA+         23
            Prerefunded, (Escrowed to Maturity),
            5.250% 08/01/13
    1,380   San Antonio, Texas, GO, (General Improvements) Series 2003,              Aa2/AA+      1,510
            Unrefunded Balance,
            5.000% 08/01/09
      120   San Antonio, Texas, GO, (General Improvements-Forward) Series 2003,      Aa2/AA+        132
            Prerefunded, (Escrowed to Maturity),
            5.000% 08/01/09
    1,000   San Antonio, Texas, Independent School District, GO, (PSF-GTD),          Aaa/AAA      1,093
            5.500% 08/15/24
    1,260   South Texas, Community College District, GO, Series 2002,                Aaa/AAA      1,405
            (AMBAC Insured),
            5.250% 08/15/10
    1,170   Sugar Land, Texas, GO Refunding, Series 2003, (FGIC Insured),            Aaa/AAA      1,291
            5.000% 02/15/11
    1,000   Tarrant County, Texas, Health Facilities Development Corporation,        Aaa/AAA      1,140
            Health Systems Revenue, (Harris Methodist Health Systems Project)
            Series 1994, (MBIA-IBC Insured),
            6.000% 09/01/10
    3,300   Tarrant County, Texas, Health Facilities Development Corporation,        Aaa/AAA      3,610
            Health Systems Revenue, (Texas Health Resources Systems Project)
            Series 1997A, (MBIA Insured),
            5.750% 02/15/08
    1,355   Tarrant County, Texas, Hospital District Revenue, Series 2002,           Aaa/AAA      1,516
            (MBIA Insured),
            5.500% 08/15/13
    1,000   Texas State, College Student Loan Authority, GO, Series 1994, AMT,       Aa1/AA       1,002
            5.750% 08/01/11
    1,000   Texas State, College Student Loan Authority, GO, Series 1996, AMT,       Aa1/AA       1,020
            5.000% 08/01/12
    1,425   Texas State, College Student Loan Authority, GO, Series 1997, AMT,       Aa1/AA       1,450
            (GTD STD LNS),
            5.000% 08/01/05
      455   Texas State, GO, Series 1999,                                            Aa1/AA         490
            5.250% 08/01/21
    1,200   Texas State, Public Finance Authority, GO Refunding, Series 1996C,       Aa1/AA       1,275
            6.000% 10/01/06
    3,500   Texas State, Texas A&M University Revenue, Series 1999,                  Aa1/AA+      3,808
            5.500% 05/15/20
    1,000   Texas State, Texas A&M University, Financing System Revenue,             Aa1/AA+      1,047
            Series 1996,
            5.750% 05/15/06
    3,250   Texas State, Turnpike Authority of Dallas, North Tollway Revenue,        Aaa/AAA      2,898
            (President George Bush Turnpike Project) Series 1996, (AMBAC
            Insured),
            2.890%! 01/01/09
      375   Texas State, Veterans Housing Assistance, GO Refunding,                  Aa1/AA         383
            Series 1994C,
            6.400% 12/01/09
    3,000   Texas State, Water Development Board, Revenue, Series 1997,              Aaa/AAA      3,206
            5.000% 07/15/12
    1,500   Texas State, Water Development Board, Revenue, Series 1999B,             Aaa/AAA      1,645
            5.625% 07/15/21
    5,000   Texas State, Water Development GO, Series 1997,                          Aa1/AA       5,226
            5.250% 08/01/28
    1,000   Texas Tech University, Revenue Refunding, Series 2003,                   Aaa/AAA      1,105
            (AMBAC Insured),
            5.000% 02/15/11
    1,000   Texas, Alamo Community College District, Revenue Refunding,              Aaa/AAA      1,108
            (Combined Fee) Series 2001, (FSA Insured),
            5.375% 11/01/16
    1,875   Texas, Gulf Coast Waste Disposal Authority, Bayport Area System          Aaa/AAA      2,059

            Revenue, Series 2002, (AMBAC Insured),
            5.000% 10/01/12
    3,000   Texas, Lower Colorado River Authority, Revenue Refunding,                Aaa/AAA       3,330
            Series 1999B, (FSA Insured),
            6.000% 05/15/08
    1,000   Texas, North Harris Montgomery Community College District, GO            Aaa/AAA       1,107
            Refunding, Series 2002, (FGIC Insured),
            5.375% 02/15/16
    1,500   Texas, North Harris Montgomery Community College District, GO,           Aaa/AAA       1,637
            Series 2001, (MBIA Insured),
            5.375% 02/15/16
    4,000   Texas, Red River Authority, PCR Refunding, Series 1991,                  Aaa/AAA       4,090
            (AMBAC Insured),
            5.200% 07/01/11
    1,000   Texas, Sabine River Authority, PCR, (TXU Electric Company Project),      Baa2/BBB      1,099
            Series 2001B,
            5.750% 05/01/30
    1,000   Texas, Trinity River Authority, PCR, (Texas Instruments Inc.             Aa2/A         1,039
            Project) Series 1996, AMT,
            6.200% 03/01/20
    3,675   Travis County, Texas, GO Refunding, (Limited Tax) Series 2004,           Aa/AAA        4,036
            5.000% 03/01/15
      500   Travis County, Texas, Health Facilities Development Corporation,         Aaa/AAA         574
            Revenue, (Ascension Health Credit Project) Series 1999A,
            (AMBAC Insured), Prerefunded 11/15/09 @ 101,
            5.875% 11/15/24
    5,000   University of Texas, Permanent University Funds Revenue Refunding,       Aaa/AAA       5,325
            Series 2002A,
            5.000% 07/01/07
    2,500   University of Texas, University Financing Systems Revenue,               Aaa/AAA       2,826
            Series 2001B,
            5.375% 08/15/15
    1,000   University of Texas, University Financing Systems Revenue,               Aaa/AAA       1,123
            Series 2003A,
            5.375% 08/15/15
    1,760   University of Texas, University Revenues, Series 2004-C,                 Aaa/AAA       1,782
            4.000% 08/15/05
    5,365   Waxahachie, Texas, Independent School District, Capital Appreciation     Aaa/AAA       2,827
            GO, Series 2000, (PSF-GTD), Prerefunded 08/15/10 @ 63.473,
            5.210%! 08/15/17
    4,545   Waxahachie, Texas, Independent School District, Capital Appreciation     Aaa/AAA       2,747
            GO, Series 2000, (PSF-GTD), Prerefunded 08/15/10 @ 72.803,
            4.860%! 08/15/15
      210   Waxahachie, Texas, Independent School District, Capital Appreciation     Aaa/AAA         122
            GO, Unrefunded Balance, Series 2000, (PSF-GTD),
            5.280%! 08/15/15
      245   Waxahachie, Texas, Independent School District, Capital Appreciation     Aaa/AAA         124
            GO, Unrefunded Balance, Series 2000, (PSF-GTD),
            5.560%! 08/15/17
    1,440   West University Place, Texas, Permanent Improvement GO Refunding,        Aa2/AA        1,608
            Series 2002
            5.500% 02/01/15
    1,910   White Settlement, Texas, Independent School District, GO Refunding,      Aaa/AAA       2,107
            Series 2003, (PSF-GTD),                                                              -------
            5.375% 08/15/19
                                                                                                 211,397
                                                                                                 -------

            FLORIDA - 0.5%
    1,000   Florida, Housing Finance Agency, Multi-Family Housing Revenue            Aa3/BBB       1,029
            Refunding, (United Dominion Realty Trust - Andover Project)                          -------
            Series 1996E, AMT, Mandatory Put 05/01/08 @ 100,
            6.350% 05/01/26

            ILLINOIS - 0.7%

    1,500   Kane County, Illinois, Forest Preservation District, GO,                 Aa3/AA        1,686
            Series 1999,                                                                         -------
            5.375% 12/30/14

            KANSAS - 0.5%
    1,150   Kansas, University Hospital Authority, Revenue, (Kansas University       Aaa/AAA       1,258
            Health System Project) Series 1999A, (AMBAC Insured),                                -------
            5.250% 09/01/11

            MISSISSIPPI - 1.2%
    2,600   Warren County, Mississippi, Environmental Improvement Revenue            Baa2/BBB      2,843
            Refunding, (International Paper Company Project) Series 2000A, AMT,                  -------
            6.700% 08/01/18

            OKLAHOMA - 0.6%
    1,400   Oklahoma, Housing Development Authority, Revenue, Series 2000A,          Aa3/AA+       1,433
            (FHLMC COLL),                                                                        -------
            5.100% 11/01/05

            SOUTH CAROLINA - 0.8%
    1,500   Calhoun County, South Carolina, Solid Waste Disposal Facility            A2/BBB-       1,878
            Revenue, (Carolina Eastman Company Project) Series 1992, AMT,                        -------
            6.750% 05/01/17

            TENNESSEE - 1.9%
    3,135   Chattanooga-Hamilton County, Tennessee, Hospital Authority, Revenue      Aaa/AAA       3,382
            Refunding, (Erlanger Medical Center Project) Series 1993, (FSA
            Insured),
            5.500% 10/01/07
    1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,       Aa3/AA        1,145
                                                                                                 -------
            Electric Revenue, Series 1998B,
            5.500% 05/15/13
                                                                                                   4,527
                                                                                                 -------

            WASHINGTON - 0.5%
    1,000   Washington State, Motor Vehicle Fuel Tax, GO Refunding,                  Aa1/AA        1,095
            Series 2001R-B,                                                                      -------
            5.000% 09/01/09

            TOTAL  MUNICIPAL BONDS AND NOTES
               (Cost $214,789)                                                                   227,146
                                                                                                 -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 2.3%
    5,326   Nations Tax-Exempt Reserves, Capital Class#                                             5,326
                                                                                                 --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $5,326)                                                                        5,326
                                                                                                 --------
            TOTAL INVESTMENTS
               (Cost $220,115*)                                                        99.0%      232,472
                                                                                                 --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                    1.0%        2,347
                                                                                                 --------
            NET ASSETS                                                                100.0%     $234,819
                                                                                                 ========

----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $220,115.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   12,570           213           12,357

!    Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CTFS - Common Trust Funds
FGIC - Financial Guaranty Insurance Company
FHLMC COLL - Federal Home Loan Mortgage Corporation Collateral
FSA - Financial Security Assurance
GO - General Obligation
GTD STD LNS - Guaranteed Student Loans
MBIA - Municipal Bond Insurance Association
MBIA-IBC - Municipal Bond Insurance Association - Insured Bond Certificate PCR - Pollution Control Revenue
PSF-GTD - Permanent School Fund Gurantee

NATIONS FUNDS
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                          MOODY'S/S&P
  AMOUNT                                                                             RATINGS      VALUE
  (000)                                                                            (UNAUDITED)    (000)
---------                                                                          -----------   ------
            MUNICIPAL BONDS AND NOTES - 98.4%
            ALABAMA - 0.7%
$   2,250   Mobile, Alabama, Industrial Development Board, PCR Refunding,            Baa2/BBB    $2,366
            (International Paper Company Project) Series 1998B,                                  ------
            4.750% 04/01/10

            ALASKA - 0.4%
    1,385   Alaska, Municipal Bond Bank Authority, Revenue, Series 2003,
            (MBIA Insured),                                                          Aaa/AAA      1,515
            5.250% 12/01/18                                                                      ------

            ARIZONA - 1.0%
    2,030   Arizona, School Facilities Board Revenue, State School Improvement,      Aaa/AAA      2,267
            Series 2002,
            5.250% 07/01/14
    1,000   University Medical Center Corporation, Arizona, Hospital Revenue,
            Series 2004, (GO of University),                                         A3/BBB+      1,087
            5.250% 07/01/14                                                                      ------
                                                                                                  3,354
                                                                                                 ------
            CONNECTICUT - 0.6%
    1,900   Connecticut State, GO, Series 2001G,                                      Aa3/AA      2,113
            5.000% 12/15/11                                                                      ------

            DISTRICT OF COLUMBIA - 0.3%
    1,000   Metropolitan Washington, District of Columbia, Airport Authority,        Aaa/AAA      1,074
            Virginia General Airport, Revenue Refunding, Series 1998B, AMT,                      ------
            (MBIA Insured),
            5.250% 10/01/10

            FLORIDA - 1.7%
    2,265   Hillsborough County, Florida, Aviation Authority, Revenue Refunding,     Aaa/AAA      2,520
            (Tampa International Airport), Series 2003D, (MBIA Insured),
            5.500% 10/01/10
    1,195   Miami-Dade County, Florida, Health Authority, Hospital Revenue           Aaa/AAA      1,270
            Refunding, (Miami Children's Hospital Project) Series 2001,
            (AMBAC Insured),
            4.375% 08/15/10
    2,100   Volusia County, Florida, Educational Facilities Authority, Revenue,      Baa3/AA-     2,193
            Series 1996A,                                                                        ------
            6.125% 10/15/16                                                                       5,983
                                                                                                 ------

            GEORGIA - 0.5%
    1,450   Richmond County, Georgia, Development Authority, Environmental           Baa2/BBB     1,556
            Improvement Revenue, (International Paper Company Project)                           ------
            Series 2001A,
            5.150% 03/01/15

            ILLINOIS - 1.7%
    4,500   Illinois, Metropolitan Pier and Exposition Authority, Dedicated          Aaa/AAA      5,031
            State Tax, Revenue Refunding, (McCormick Plant Expansion) Series                     ------
            2002B, (MBIA Insured),
            5.250% 06/15/11
    1,990   Will County, Illinois, Student Housing Revenue, (Joliet Junior            NR/NR         920
            College Project) Series 2002A,                                                       ------
            6.625% 09/01/23 (a)                                                                   5,951
                                                                                                 ------

            KANSAS - 0.6%
    2,000   Burlington, Kansas, Environmental Improvement Revenue Refunding,          A3/BBB      2,089
            (Power and Light Project) Series 1998K, Mandatory Put 10/01/07 @                     ------
            100,
            4.750% 09/01/15

            MAINE - 0.4%

    1,500   Baileyville, Maine, PCR, (Georgia-Pacific Corporation Project)           Ba3/A+       1,507
            Series 1998,                                                                         ------
            4.750% 06/01/05

            MARYLAND - 0.8%
    2,555   Northeast Maryland, Waste Disposal Authority, Revenue Refunding,         Aaa/AAA      2,826
            Series 2003, (AMBAC Insured),                                                        ------
            5.500% 04/01/10

            MICHIGAN - 0.6%
    2,000   Southfield, Michigan, Library Building Authority, GO, Series 2000,       Aaa/AAA      2,196
            (MBIA Insured),                                                                      ------
            5.500% 05/01/24

            MISSISSIPPI - 0.6%
    1,285   Mississippi State, Hospital Facilities and Equipment Authority,          Aaa/AAA      1,435
            Revenue, (Forrest County General Hospital Project) Series 2000, (FSA
            Insured),
            5.625% 01/01/20
      500   Warren County, Mississippi, Environmental Improvement Revenue            Baa2/BBB       547
            Refunding, (International Paper Company Project) Series 2000A, AMT,                  ------
            6.700% 08/01/18                                                                       1,982
                                                                                                 ------

            SOUTH CAROLINA - 0.7%
    2,000   Calhoun County, South Carolina, Solid Waste Disposal Facility            A2/BBB-      2,504
            Revenue, (Carolina Eastman Company Project) Series 1992, AMT,                        ------
            6.750% 05/01/17

            TENNESSEE - 0.6%
    2,000   Memphis-Shelby County, Tennessee, Airport Authority, Special             Baa2/BBB     2,133
            Facilities Revenue Refunding, (Federal Express Corporation Project)                  ------
            Series 2001,
            5.000% 09/01/09

            TEXAS - 1.5%
    2,000   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding,           Baa2/BBB-    2,192
            Series 2002,
            6.000% 10/01/16
    2,795   Trinity River Authority, Texas, Water Revenue Refunding, (Tarrant        Aaa/AAA      3,158
            County Water Project) Series 2003, (MBIA Insured),                                   ------
            5.500% 02/01/14                                                                       5,350
                                                                                                 ------

            VIRGINIA - 83.5%
    2,000   Alexandria, Virginia, Redevelopment and Housing Authority,               Aa1/AA-      2,064
            Multi-Family Housing Mortgage Revenue, (Buckingham Village
            Apartments Project) Series 1996A, AMT,
            6.050% 07/01/16
    3,285   Arlington County, Virginia, GO Refunding, Series 1993,                   Aaa/AAA      3,884
            6.000% 06/01/12
    3,865   Arlington County, Virginia, GO, Series 1999,                             Aaa/AAA      4,286
            (State Aid Withholding),
            5.250% 06/01/16
    1,000   Arlington County, Virginia, Hospital Revenue, Series 2001,                A2/AA       1,101
            5.500% 07/01/13
    1,205   Arlington County, Virginia, Industrial Development Authority Lease       Aa1/AA+      1,310
            Revenue, (Virginia Capital Project) Series 2004,
            5.000% 08/01/17
    1,205   Arlington County, Virginia, Industrial Development Authority Lease       Aa1/AA+      1,304
            Revenue, (Virginia Capital Project) Series 2004,
            5.000% 08/01/18
    1,000   Arlington County, Virginia, Industrial Development Authority,            Aa1/AA+      1,095
            Facilities Revenue, (The Nature Conservancy Project) Series 1997A,
            Prerefunded 07/01/07 @ 102,
            5.450% 07/01/27
    3,280   Arlington County, Virginia, Industrial Development Authority,            Aaa/AAA      3,562
            Revenue, (Ogden Martin Systems of Union-Alexandria/Arlington
            Project) Series 1998B, AMT, (FSA Insured),
            5.250% 01/01/09
    1,855   Arlington County, Virginia, Industrial Development Authority,            Aaa/AAA      1,994
            Revenue, (Ogden Martin Systems of Union-Alexandria/Arlington
            Project) Series 1998B, AMT, (FSA Insured),
            5.250% 01/01/10

    1,000   Charlottesville-Albemarle, Virginia, Airport Authority, Revenue          Aa3/BBB      1,036
            Refunding, Series 1995, AMT,
            6.125% 12/01/09
    6,195   Chesapeake, Virginia, GO Refunding, Series 1993,                         Aa2/AA       6,371
            5.125% 12/01/05
    1,000   Chesapeake, Virginia, GO, Series 1998, (State Aid Withholding),          Aa2/AA       1,069
            4.650% 08/01/11
    1,000   Chesapeake, Virginia, Water and Sewer GO, Series 1995A,                  Aa2/AA       1,050
            5.375% 12/01/20
    2,000   Chesapeake, Virginia, Water and Sewer GO, Series 1995A, (State Aid       Aa2/AA       2,129
            Withholding), Prerefunded 12/01/05 @ 102,
            7.000% 12/01/09
      265   Chesterfield County, Virginia, Water and Sewer Authority, Revenue        Aaa/AAA        266
            Refunding, Series 1992,
            6.200% 11/01/05
    1,320   Covington-Allegheny County, Virginia, Industrial Development            Baa2/BBB      1,327
            Authority, PCR Refunding, (Westvaco Corporation Project) Series
            1994,
            5.900% 03/01/05
    2,865   Fairfax County, Virginia, Economic Development Authority                 Aaa/AAA      3,119
            Transportation Contract Revenue, (Route 28 Project) Series 2004,
            (MBIA Insured),
            5.000% 04/01/24
    1,585   Fairfax County, Virginia, Economic Development Authority, Resource       Aaa/AAA     12,391
            Recovery, Revenue Refunding, Series 1998A, AMT, (AMBAC Insured),
            5.950% 02/01/07
    3,385   Fairfax County, Virginia, Economic Development Authority, Resource       Aaa/AAA      3,780
            Recovery, Revenue Refunding, Series 1998A, AMT, (AMBAC Insured),
            6.050% 02/01/09
    1,000   Fairfax County, Virginia, GO, Series 1998, (State Aid Withholding),      Aa1/AA+      1,078
            4.800% 04/01/10
    5,000   Fairfax County, Virginia, GO, Series 2002A, (State Aid Withholding),     Aaa/AAA      5,541
            5.000% 06/01/10
    1,000   Fairfax County, Virginia, Industrial Development Authority, Health       Aaa/AAA      1,125
            Care Revenue Refunding, (Inova Health Systems Project) Series 1993,
            (MBIA-IBC Insured),
            5.250% 08/15/19
      500   Fairfax County, Virginia, Industrial Development Authority, Health        Aa2/AA        533
            Care Revenue Refunding, (Inova Health Systems Project) Series 1996,
            5.500% 08/15/10
    3,000   Fairfax County, Virginia, Public Improvement GO, Series 1997,            Aaa/AAA      3,100
            (State Aid Withholding),
            5.250% 06/01/17
    1,450   Fairfax County, Virginia, Public Improvement GO, Series 1997A,           Aaa/AAA      1,498
            5.125% 06/01/11
    1,000   Fairfax County, Virginia, Public Improvement GO, Series 1999B,           Aaa/AAA      1,109
            5.500% 12/01/16
    3,000   Fairfax County, Virginia, Water and Sewer Authority, Water Revenue,      Aaa/AAA      3,304
            Series 2000,
            5.625% 04/01/25
    3,000   Fairfax County, Virginia, Water and Sewer Authority, Water Revenue,      Aaa/AAA      3,274
            Unrefunded Balance, Series 1992,
            6.000% 04/01/22
      550   Giles County, Virginia, Industrial Development Authority, Exempt          Ba3/B         521
            Facilities Revenue, (Hoechst Celanese Corporation Project) Series
            1995, AMT, 5.950% 12/01/25
    3,000   Giles County, Virginia, Industrial Development Authority, Solid           Ba3/B       3,000
            Waste Disposal Facilities Revenue, (Hoechst Celanese Corporation
            Project) Series 1992, AMT,
            6.625% 12/01/22
    1,750   Hampton Roads, Virginia, Regional Jail Authority, Regional Jail          Aaa/AAA      1,938
            Facility Revenue, Series 2004, (MBIA Insured),
            5.000% 07/01/14
    1,685   Hampton Roads, Virginia, Regional Jail Authority, Regional Jail          Aaa/AAA      1,852
            Facility Revenue, Series 2004, (MBIA Insured),
            5.000% 07/01/15
    1,930   Hampton Roads, Virginia, Regional Jail Authority, Regional Jail          Aaa/AAA      2,105
            Facility Revenue, Series 2004, (MBIA Insured),

            5.000% 07/01/16
    1,000   Hanover County, Virginia, Industrial Development Authority Revenue,      Aaa/AAA      1,035
            (Memorial Regional Medical Center Project) Series 1995, (MBIA
            Insured),
            5.500% 08/15/25
      500   Hanover County, Virginia, Industrial Development Authority, Revenue,     Aaa/AAA        517
            (Bon Secours Health Systems Project) Series 1995, (MBIA Insured),
            5.500% 08/15/25
    1,300   Henrico County, Virginia, GO, Series 2002,                               Aaa/AAA      1,427
            5.000% 04/01/15
      500   Henrico County, Virginia, Industrial Development Authority, Public       Aa2/AA         524
            Facilities Lease Revenue, Series 1994, Prerefunded 08/01/05 @ 102,
            7.000% 08/01/13
    1,915   James City and County, Virginia, GO, Series 1995, (FGIC Insured,         Aaa/AAA      2,006
            State Aid Withholding), Prerefunded 12/15/05 @ 102,
            5.000% 12/15/08
      700   James City and County, Virginia, GO, Series 1995, (FGIC Insured,         Aaa/AAA        735
            State Aid Withholding), Prerefunded 12/15/05 @ 102,
            5.250% 12/15/14
    2,335   James City and County, Virginia, Public Improvement GO Refunding,        Aa3/AA       2,608
            Series 2003,
            5.000% 12/15/12
    2,175   James City and County, Virginia, Public Improvement GO Refunding,        Aa3/AA       2,432
            Series 2003,
            5.000% 12/15/13
    1,000   Loudoun County, Virginia, GO Refunding, Series 1998B,                    Aa1/AA+      1,141
            (State Aid Withholding),
            5.250% 12/01/15
    2,600   Loudoun County, Virginia, GO, Series 2000B, (State Aid Withholding),     Aa1/AA+      2,862
            5.250% 01/01/17
    1,500   Loudoun County, Virginia, Industrial Development Authority, Hospital     Aaa/AAA      1,548
            Revenue, (Loudoun Hospital Center Project) Series 1995, (FSA
            Insured),
            5.500% 06/01/08
    1,765   Loudoun County, Virginia, Industrial Development Authority, Hospital     Aaa/AAA      1,820
            Revenue, (Loudoun Hospital Center Project) Series 1995, (FSA
            Insured),
            5.600% 06/01/09
      500   Loudoun County, Virginia, Industrial Development Authority, Hospital     Aaa/AAA        516
            Revenue, (Loudoun Hospital Center Project) Series 1995, (FSA
            Insured),
            5.800% 06/01/20
      510   Loudoun County, Virginia, Public Improvement GO, Series 2001C,           Aaa/AA+        560
            (State Aid Withholding),
            5.000% 11/01/14
    1,140   Lynchburg, Virginia, Public Improvement GO, Series 1997,                 Aa3/AA       1,205
            5.400% 05/01/17
    1,000   Medical College of Virginia, Hospital Authority, General Revenue,        Aaa/AAA      1,067
            Series 1998, (MBIA Insured),
            4.800% 07/01/11
    2,000   Montgomery County, Virginia, Industrial Development Lease Authority,     Aaa/AAA      2,231
            Revenue, Series 2000B, (AMBAC Insured),
            5.500% 01/15/22
    1,000   Newport News, Virginia, GO, Series 1998,                                 Aa2/AA       1,072
            5.000% 03/01/18
    3,500   Norfolk, Virginia, Capital Improvement GO Refunding, Series 1998,        Aaa/AAA      3,801
            (FGIC Insured, State Aid Withholding),
            5.000% 07/01/11
    1,000   Norfolk, Virginia, Capital Improvement GO Refunding, Series 1998,        Aaa/AAA      1,086
            (FGIC Insured, State Aid Withholding),
            5.000% 07/01/13
    4,960   Norfolk, Virginia, Capital Improvement GO Refunding, Series 2002B,       Aaa/AAA      5,580
            5.250% 07/01/11
    3,770   Norfolk, Virginia, GO Refunding, Series 2003,                            Aaa/AAA      3,983
            4.000% 12/01/08
    2,250   Norfolk, Virginia, Redevelopment and Housing Authority, Educational      Aa1/AA+      2,365
            Facilities Revenue, (Tidewater Community College Campus Project)
            Series 1995, Prerefunded 11/01/05 @ 102,
            5.875% 11/01/15
    2,000   Norfolk, Virginia, Water Revenue, Series 1995, (MBIA Insured),           Aaa/AAA      2,097
            5.700% 11/01/10

    2,680   Portsmouth, Virginia, GO Refunding, Series 2001A,                        Aaa/AAA      2,949
            Prerefunded 6/1/08 @100, (FGIC Insured),
            5.500% 06/01/17
    2,060   Portsmouth, Virginia, GO Refunding, Series 2003,                         Aaa/AAA      2,233
            5.000% 07/01/19
    4,385   Portsmouth, Virginia, GO Refunding, Series 2003, (FSA Insured),          Aaa/AAA      4,809
            5.000% 07/01/17
    1,030   Portsmouth, Virginia, GO, Unrefunded Balance, Series 2001A,              Aaa/AAA      1,120
            (FGIC Insured),
            5.500% 06/01/17
      345   Prince William County, Virginia, Industrial Development Authority,       Aaa/AAA        355
            Hospital Revenue Refunding, (Potomac Hospital Corporation Project)
            Series 1995,
            6.550% 10/01/05
    1,000   Prince William County, Virginia, Industrial Development Authority,       Aa3/AA+      1,038
            Lease Revenue, (ATCC Project) Series 1996,
            6.000% 02/01/14
    3,350   Prince William County, Virginia, Service Authority, Water and Sewer      Aa2/AA       3,724
            System Revenue Refunding, Series 2003,
            5.000% 07/01/13
    1,000   Richmond, Virginia, GO Refunding, Series 1995B,                          Aaa/AAA      1,037
            (FGIC Insured, State Aid Withholding),
            5.000% 01/15/21
    1,000   Richmond, Virginia, Metropolitan Authority Expressway Revenue,           Aaa/AAA      1,123
            Series 1998, (FGIC Insured),
            5.250% 07/15/17
    2,855   Richmond, Virginia, Public Improvement GO Refunding, Series 1999A,       Aaa/AAA      3,073
            (FSA Insured),
            5.000% 01/15/19
    1,430   Richmond, Virginia, Public Improvement GO, Series 1993B,                 Aa3/AA       1,600
            (State Aid Withholding),
            5.500% 07/15/09
    2,150   Richmond, Virginia, Public Improvement GO, Series 2002A,                 Aaa/AAA      2,420
            5.250% 07/15/11
    1,115   Roanoke County, Virginia, IDR, (Hollins College Project)                  Aa2/A       1,171
            Series 1998,
            5.200% 03/15/17
    4,000   Roanoke, Virginia, Industrial Development Authority, Hospital            Aaa/AAA      4,458
            Revenue, (Carilion Health System Project) Series 2002A,
            5.250% 07/01/12
    1,100   Spotsylvania County, Virginia, GO Refunding, Series 1998,                Aaa/AAA      1,114
            (FSA Insured),
            4.375% 07/15/05
    1,900   Spotsylvania County, Virginia, GO Refunding, Series 1998,                Aaa/AAA      1,964
            (FSA Insured),
            4.400% 07/15/06
    2,000   Spotsylvania County, Virginia, GO Refunding, Series 1998,                Aaa/AAA      2,104
            (FSA Insured),
            4.400% 07/15/07
    3,535   Staunton, Virginia, Industrial Development Authority, Educational         NR/NR       3,713
            Facilities Revenue, (Mary Baldwin College Project) Series 1996,
            6.600% 11/01/14
    5,800   Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family     Aaa/AAA      6,273
            Housing Revenue Refunding, (Windsor Ltd. Partnership Project) Series
            2001, (FNMA Insured), Mandatory Put 07/01/11 @ 100,
            4.850% 07/01/31
    2,300   Virginia Beach, Virginia, GO Refunding, Series 1993,                     Aa1/AA+      2,528
            5.400% 07/15/08
    3,060   Virginia Beach, Virginia, Public Improvement GO, Series 2000,            Aa1/AA+      3,474
            5.500% 03/01/17
    3,805   Virginia Beach, Virginia, Public Improvement GO, Series 2000,            Aa1/AA+      4,320
            5.500% 03/01/18
    1,790   Virginia Beach, Virginia, Water and Sewer Revenue, Series 2000,          Aa3/AA       1,955
            5.250% 08/01/17
    1,935   Virginia Beach, Virginia, Water and Sewer Revenue, Series 2000,          Aa3/AA       2,114
            5.250% 08/01/18
    2,035   Virginia Beach, Virginia, Water and Sewer Revenue, Series 2000,          Aa3/AA       2,223
            5.250% 08/01/19

    2,145   Virginia Beach, Virginia, Water and Sewer Revenue, Series 2000,          Aa3/AA       2,324
            5.250% 08/01/20
    1,500   Virginia Commonwealth Transportation Board Authority, Transportation     Aa1/AA+      1,624
            Revenue, (U.S. Route 58 Corridor Developement Project), Series
            2002B,
            5.000% 05/15/08
   10,230   Virginia State GO, Series 2002,                                          Aaa/AAA     10,824
            4.000% 06/01/09
    2,345   Virginia State, Commonwealth Transportation Board Authority,             Aa1/AA+      2,460
            Transportation Revenue, (Northern Virginia Transportation District
            Project) Series 1996A,
            5.125% 05/15/21
    7,725   Virginia State, GO Refunding, Series 2004-B,                             Aaa/AAA      8,596
            5.000% 06/01/15
    5,000   Virginia State, GO, Series 2003-A,                                       Aaa/AAA      5,428
            5.000% 06/01/08
    1,035   Virginia State, Housing Development Authority, Commonwealth Mortgage     Aaa/AA+      1,112
            Revenue, Series 2001D-D-1,
            4.750% 07/01/12
    2,655   Virginia State, Housing Development Authority, Revenue, (Rental          Aa1/AA+      2,843
            Housing Project) Series 2000B, AMT,
            5.875% 08/01/15
    2,790   Virginia State, Public Building Authority, Public Facilities             Aa1/AA+      3,048
            Revenue, Series 2002A,
            5.000% 08/01/14
    2,540   Virginia State, Public School Authority, Revenue Refunding, (School      Aa1/AA+      2,718
            Financing Project) Series 1998A,
            4.875% 08/01/14
    1,070   Virginia State, Residential Authority, Infrastructure Revenue,           Aaa/AAA      1,193
            Series 2000A, (MBIA Insured),
            5.500% 05/01/21
    1,125   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,209
            (Virginia Pooled Financing Program), Series 2003,
            5.000% 11/01/19
    1,205   Virginia State, Resource Authority, Airport Revenue, Series 2001A,       Aa2/AA+      1,313
            5.250% 08/01/18
    1,075   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,160
            (Virginia Pooled Financing Program), Series 2003,
            5.000% 11/01/18
    1,185   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,262
            (Virginia Pooled Financing Program), Series 2003,
            5.000% 11/01/21
    1,100   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,167
            (Virginia Pooled Financing Program), Series 2003,
            5.000% 11/01/22
    1,120   Virginia State, Resource Authority, Infrastructure Revenue,              Aaa/AAA      1,245
            Series 2000A, (MBIA Insured),
            5.500% 05/01/22
    1,175   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,306
            Series 2002,
            5.000% 11/01/13
    1,000   Virginia State, Resource Authority, Infrastructure Revenue,              Aa2/AA       1,101
            Series 2002B,
            5.000% 11/01/09
    2,970   Virginia State, Resource Authority, Sewer Systems Revenue Refunding,     Aa1/AA       3,171
            (Harrisonburg-Rockingham Project) Series 1998,
            5.000% 05/01/18
    1,750   Virginia State, Resource Authority, Sewer Systems Revenue, (Hopewell     Aa1/AA       1,809
            Regional Wastewater Facilities Project) Series 1995A, AMT,
            6.000% 10/01/15
    2,000   Virginia State, Resource Authority, Systems Revenue Refunding,           Aa1/AA       2,105
            Series 1998,
            5.000% 05/01/22
    1,020   Virginia State, Resource Authority, Water and Sewer Systems Revenue,     Aa1/AA       1,102
            (Suffolk Project) Series 1996A,
            5.500% 04/01/17
    1,210   Virginia, Biotechnology Research Park Authority, Lease Revenue,          Aa1/AA+      1,240
            (Biotech Two Project) Series 1996,

            5.750% 09/01/05
    1,000   Virginia, Biotechnology Research Park Authority, Lease Revenue,        Aa1/AA+          1,057
            (Biotech Two Project) Series 1996,
            5.300% 09/01/13
    1,100   Virginia, Biotechnology Research Park Authority, Lease Revenue,        Aa1/AA+          1,200
            (Consolidated Laboratories Project) Series 2001,
            5.125% 09/01/16
    1,475   Virginia, Chesapeake Bay Bridge and Tunnel Commission District         Aaa/AAA          1,533
            Revenue, Series 1995, (FGIC Insured), Prerefunded 07/01/05 @ 102,
            5.875% 07/01/10
    1,000   Virginia, Commonwealth Transportation Board, Transportation Program    Aa1/AA+          1,058
            Revenue, (Oak Grove Connector Project) Series 1997A,
            5.250% 05/15/22
    1,245   Virginia, Commonwealth Transportation Board, Transportation Revenue    Aa1/AA+          1,323
            Refunding, (U.S. Route 58 Corridor Project) Series 1997C,
            5.125% 05/15/19
    3,375   Virginia, Commonwealth Transportation Board, Transportation Revenue    Aaa/AAA          3,599
            Refunding, (U.S. Route 58 Corridor Project) Series 1997C, (MBIA
            Insured),
            5.000% 05/15/13
    2,465   Virginia, Port Authority, Commonwealth Port Fund Revenue,              Aa1/AA+          2,579
            Series 1996, AMT,
            5.550% 07/01/12
    1,000   Virginia, Port Authority, Commonwealth Port Fund Revenue,              Aaa/AAA          1,062
            Series 1997, AMT, (MBIA Insured),
            5.650% 07/01/17
    1,210   Virginia, Port Authority, Port Facilities Revenue, Series 1997, AMT,   Aaa/AAA          1,313
            (MBIA Insured),
            6.000% 07/01/07
    1,360   Virginia, Port Authority, Port Facilities Revenue, Series 2003,        Aaa/AAA          1,495
            (MBIA Insured),
            5.125% 07/01/14
    1,430   Virginia, Port Authority, Port Facilities Revenue, Series 2003,        Aaa/AAA          1,559
            (MBIA Insured),
            5.125% 07/01/15
    1,585   Virginia, Port Authority, Port Facilities Revenue, Series 2003,        Aaa/AAA          1,726
            (MBIA Insured),
            5.250% 07/01/17
    5,000   Virginia, Southeastern Public Service Authority, Revenue Refunding,    Aaa/AAA          5,430
            Series 1993A, (MBIA Insured),
            5.100% 07/01/08
    1,270   Virginia, Virginia College Building Authority, Educational             Aa1/AA+          1,374
            Facilities Revenue, (21st Century Catalogue and Equipment Program
            Project) Series 2002A,
            5.000% 02/01/15
    2,300   Virginia, Virginia College Building Authority, Educational             Aa1/AA+          2,569
            Facilities Revenue, (Public Higher Education Financing Program)
            Series 1999A,
            5.375% 09/01/12
    3,555   Virginia, Virginia College Building Authority, Educational             Aa1/AA           3,802
            Facilities Revenue, (Public Higher Education Financing Program),
            Series 2003A,
            5.000% 09/01/07
    1,800   Virginia, Virginia College Building Authority, Educational             Aa1/AA           1,999
            Facilities Revenue, (Public Higher Education Financing Program),
            Series 2003A,
            5.000% 09/01/11
    5,000   Virginia, Virginia College Building Authority, Educational             Aa1/AA           5,405
            Facilities Revenue, (University Richmond Project) Series 2002A,
            Mandatory Put 03/01/09 @ 100,
            5.000% 03/01/32
    1,000   Washington County, Virginia, Industrial Development Authority,         A2/AA            1,039
            Hospital Facility Revenue Refunding, (Johnston Memorial Hospital                      -------
            Project) Series 1995, Prerefunded 07/01/05 @ 102,
            6.000% 07/01/14                                                                       292,708
                                                                                                  -------

            WASHINGTON - 1.9%
    1,000   Northwest Washington, Energy Northwest Electric Revenue Refunding,     Aaa/AAA          1,138
            (Columbia Generating) Series 2002A, (MBIA Insured),
                   5.750% 07/01/18

    5,035   Washington State, Motor Vehicle Fuel Tax, GO, Series 1997F,            Aa1/AA           5,310
            5.375% 07/01/22                                                                      --------
                                                                                                    6,448
                                                                                                 --------

            WISCONSIN - 0.3%
    1,000   Wisconsin State, Health and Educational Facilities Revenue, (Agnesian   A3/A-           1,069
            Healthcare Project) Series 2001,                                                     --------
            6.000% 07/01/21

            TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $329,514)                                                                    344,724
                                                                                                 --------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 0.5%
    1,812   Nations Tax-Exempt Reserves, Capital Class#                                        1,812
                                                                                            --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $1,812)                                                                   1,812
                                                                                            --------

            TOTAL INVESTMENTS
               (Cost $331,326*)                                                      98.9%   346,536
                                                                                            --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                  1.1%     3,906
                                                                                            --------

            NET ASSETS                                                              100.0%  $350,442
                                                                                            ========

-----------
Securities valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which considers such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $331,326.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   16,641          1,431          15,210

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

     (a) Restricted security.

ABBREVIATIONS:

AMBAC      Ambac Assurance Corporation
AMT        Alternative Minimum Tax
FGIC       Financial Guaranty Insurance Company
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Inc.
GO         General Obligations
IDR        Industrial Development Revenue
MBIA       MBIA Insurance Corporation
MBIA-IBC   MBIA Insurance Corporation -Insured Bond Certificate
NR         Not Rated
PCR        Pollution Control Revenue

NATIONS FUNDS
NATIONS ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                           VALUE
  (000)                                                                             (000)
---------                                                                          ------
             ASSET-BACKED SECURITIES - 3.2%
             ASSET-BACKED - AUTO LOANS - 2.0%
  $   426    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class A4,    $  431
             5.370% 06/12/08
      460    AmeriCredit Automobile Receivables Trust, Series 2004-BM, Class A3,      452
             2.070% 08/06/08
      337    Bank One Auto Securitization Trust, Series 2003-1, Class A3,             333
             1.820% 09/20/07
      450    Ford Credit Auto Owner Trust, Series 2002-B, Class B,                    456
             5.180% 10/16/06
      267    Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,                  266
             2.700% 06/15/07
      676    Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,             669
             3.060% 10/21/09
      318    Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,            315
             2.700% 12/17/07
    1,048    Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,          1,040
             2.270% 10/22/07                                                       ------
                                                                                    3,962
                                                                                   ------

             ASSET-BACKED - CREDIT CARD RECEIVABLES - 0.7%
      125    American Express Credit Account Master, Series 2003-4, Class A,          122
             1.690% 01/15/09
      621    Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,           616
             2.500% 04/07/08
      500    Citibank Credit Card Master Trust I, Series 1999-5, Class A,             519
             6.100% 05/15/08                                                       ------
                                                                                    1,257
                                                                                   ------

             ASSET-BACKED - HOME EQUITY LOANS - 0.0%+
       36    First Plus Home Loan Trust, Series 1998-2, Class M1,                      36
             7.720% 05/10/24                                                       ------

             ASSET-BACKED - OTHER - 0.5%
      900    CIT Equipment Collateral, Series 2002-VT1, Class A4,                     907
             4.670% 12/21/09                                                       ------

             TOTAL ASSET-BACKED SECURITIES                                          6,162
                (Cost $6,170)                                                      ------

             COMMON STOCKS - 67.8%
             AEROSPACE AND DEFENSE - 1.2%
   17,219    Boeing Company                                                           891
   17,951    Goodrich Corporation                                                     586
    5,424    Lockheed Martin Corporation                                              301
    8,806    Northrop Grumman Corporation                                             479
                                                                                   ------
                                                                                    2,257
                                                                                   ------

             AUTOMOTIVE - 1.1%
    3,633    AutoZone, Inc.=                                                          332
   50,243    Ford Motor Company                                                       736
   15,786    Lear Corporation                                                         962
                                                                                   ------
                                                                                    2,030
                                                                                   ------

             BEVERAGES - 2.0%
   11,457    Anheuser-Busch Companies, Inc.                                           581
   17,824    Coca-Cola Company                                                        742
   10,900    Diageo plc, ADR                                                          631

   41,378    Pepsi Bottling Group, Inc.                             1,119
   13,792    PepsiCo, Inc.                                            720
                                                                   ------
                                                                    3,793
                                                                   ------

             BROADCASTING AND CABLE - 1.7%
   36,445    Clear Channel Communications, Inc.                     1,220
   20,475    Entercom Communications Corporation=                     735
   49,519    Time Warner Inc.=                                        963
    8,751    Viacom Inc., Class B                                     318
                                                                   ------
                                                                    3,236
                                                                   ------

             BUILDING MATERIALS - 0.6%
   12,564    American Standard Companies Inc.                         519
   11,545    Martin Marietta Materials, Inc.                          620
                                                                   ------
                                                                    1,139
                                                                   ------

             CHEMICALS - BASIC - 0.6%
    8,831    PPG Industries, Inc.                                     602
   11,375    Rohm & Haas Company                                      503
                                                                   ------
                                                                    1,105
                                                                   ------

             COMMERCIAL BANKING - 6.7%
   76,519    Citigroup Inc.                                         3,687
   13,593    City National Corporation                                960
   18,250    Comerica Inc.                                          1,114
   23,389    Hibernia Corporation, Class A                            690
   15,356    Marshall and Ilsley Corporation                          679
   14,225    Mellon Financial Corporation                             443
   13,880    PNC Financial Services Group                             797
   45,816    US Bancorp                                             1,435
   26,937    Wachovia Corporation                                   1,417
   15,547    Washington Mutual, Inc.                                  657
   13,973    Zions Bancorporation                                     951
                                                                   ------
                                                                   12,830
                                                                   ------

             COMMERCIAL SERVICES - 0.6%
   28,290    Allied Waste Industries, Inc.=                           263
   21,448    Ingram Micro, Inc.=                                      446
   13,828    Waste Management, Inc.                                   414
                                                                   ------
                                                                    1,123
                                                                   ------

             COMPUTER SERVICES - 1.6%
   22,561    Accenture Ltd.=                                          609
   13,157    Affiliated Computer Services, Inc., Class A=             792
   14,231    Computer Sciences Corporation=                           802
   11,331    First Data Corporation                                   482
   12,937    Synopsys, Inc.=                                          254
                                                                   ------
                                                                    2,939
                                                                   ------

             COMPUTERS AND OFFICE EQUIPMENT - 1.9%
    8,953    Dell Inc.=                                               377
   15,846    Hewlett-Packard Company                                  332
   19,144    International Business Machines Corporation            1,888
    6,069    NCR Corporation=                                         420
   10,952    Pitney Bowes Inc.                                        507
                                                                   ------
                                                                    3,524
                                                                   ------

             CONSUMER CREDIT AND MORTGAGES - 1.4%
   11,294    Fannie Mae                                               804
   12,187    Freddie Mac                                              898
   36,320    MBNA Corporation                                       1,024
                                                                   ------
                                                                    2,726
                                                                   ------

             DEPARTMENT AND DISCOUNT STORES - 2.2%
   39,315    Dollar General Corporation                               817
   13,312    J.C. Penney Company, Inc.                                551
   12,172    Target Corporation                                       632
   39,485    Wal-Mart Stores, Inc.                                  2,085
                                                                   ------
                                                                    4,085
                                                                   ------

             DIVERSIFIED ELECTRONICS - 1.1%
   18,442    Amphenol Corporation, Class A                            678
   14,253    Cooper Industries, Ltd.                                  968
    8,148    Harris Corporation                                       503
                                                                   ------
                                                                    2,149
                                                                   ------

             DIVERSIFIED MANUFACTURING - 2.8%

    6,038    3M Company                                               496
  107,449    General Electric Company                               3,922
   10,047    Harsco Corporation                                       560
    8,567    Honeywell International Inc.                             303
                                                                   ------
                                                                    5,281
                                                                   ------

             ELECTRIC POWER - NUCLEAR - 1.3%
   23,453    American Electric Power Company, Inc.                    805
   15,068    DTE Energy Company                                       650
   16,215    Entergy Corporation                                    1,096
                                                                   ------
                                                                    2,551
                                                                   ------

             EXPLORATION AND PRODUCTION - 0.7%
   11,857    Anadarko Petroleum Corporation                           769
    9,660    Newfield Exploration Company=                            570
                                                                   ------
                                                                    1,339
                                                                   ------

             FINANCE - MISCELLANEOUS - 0.9%
   10,383    Capital One Financial Corporation                        874
   17,307    H & R Block, Inc.                                        848
                                                                   ------
                                                                    1,722
                                                                   ------

             FOOD AND DRUG STORES - 0.3%
   14,128    SUPERVALU Inc.                                           488
                                                                   ------

             FOOD PRODUCTS - 0.9%
   25,286    Kellogg Company                                        1,129
   33,151    Tyson Foods Inc., Class A                                610
                                                                   ------
                                                                    1,739
                                                                   ------

             HEALTH SERVICES - 1.7%
   22,257    Health Net Inc.=                                         643
    6,343    Quest Diagnostics Inc.                                   606
   21,321    Triad Hospitals, Inc.=                                   793
   14,080    UnitedHealth Group Inc.                                1,239
                                                                   ------
                                                                    3,281
                                                                   ------

             HEAVY MACHINERY - 0.6%
    7,394    Cummins, Inc.                                            620
    5,849    Illinois Tool Works Inc.                                 542
                                                                   ------
                                                                    1,162
                                                                   ------

             HOUSEHOLD PRODUCTS - 1.0%
   25,622    Procter & Gamble Company                               1,411
   10,020    The Estee Lauder Companies Inc., Class A                 459
                                                                   ------
                                                                    1,870
                                                                   ------

             HOUSING AND FURNISHING - 0.7%
    8,844    Lennar Corporation, Class A                              501
   16,956    The Stanley Works                                        831
                                                                   ------
                                                                    1,332
                                                                   ------

             INSURANCE - 3.9%
   18,688    ACE Ltd.                                                 799
    5,692    Aetna Inc.                                               710
    6,831    Ambac Financial Group, Inc.                              561
   24,407    American International Group, Inc.                     1,602
   11,191    Endurance Specialty Holdings Ltd.                        383
   10,140    Hartford Financial Services Group, Inc.                  703
   12,874    Lincoln National Corporation                             601
   13,064    Prudential Financial, Inc.                               718
   15,887    The PMI Group, Inc.                                      663
   17,926    The St. Paul Travelers Companies, Inc.                   665
                                                                   ------
                                                                    7,405
                                                                   ------

             INTEGRATED OIL - 4.6%
    8,808    Apache Corporation                                       445
   25,146    ChevronTexaco Corporation                              1,320
   13,412    ConocoPhillips                                         1,165
   78,730    Exxon Mobil Corporation                                4,036
   27,861    Marathon Oil Corporation                               1,048
   20,944    Valero Energy Corporation                                951
                                                                   ------
                                                                    8,965
                                                                   ------

             INVESTMENT SERVICES - 2.7%
    8,647    Goldman Sachs Group, Inc.                                900

   26,082   J.P. Morgan Chase & Company                              1,018
    8,863   Legg Mason, Inc.                                           649
    9,253   Lehman Brothers Holdings Inc.                              809
   20,754   Merrill Lynch & Company, Inc.                            1,241
   10,491   State Street Corporation                                   515
                                                                     -----
                                                                     5,132
                                                                     -----

            LODGING AND RECREATION - 0.8%
   15,933   Brunswick Corporation                                      789
   21,444   International Game Technology                              737
                                                                     -----
                                                                     1,526
                                                                     -----

            MEDICAL DEVICES AND SUPPLIES - 2.7%
   14,556   Abbott Laboratories                                        679
   10,890   Cardinal Health, Inc.=                                     633
   45,461   Johnson & Johnson                                        2,883
   18,099   Medtronic, Inc.                                            899
                                                                     -----
                                                                     5,094
                                                                     -----

            METALS AND MINING - 0.7%
   17,287   Alcoa Inc.                                                 543
    7,204   Phelps Dodge Corporation                                   713
                                                                     -----
                                                                     1,256
                                                                     -----

            NATURAL GAS DISTRIBUTION - 0.4%
   21,099   Sempra Energy                                              774
                                                                     -----

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.6%
   77,982   Cisco Systems, Inc.=                                     1,505
   23,717   Motorola, Inc.                                             408
   11,786   QUALCOMM Inc.                                              500
   65,886   Tellabs, Inc.=                                             566
                                                                     -----
                                                                     2,979
                                                                     -----

            PACKAGING AND CONTAINERS - 0.5%
   23,067   Ball Corporation                                         1,014
                                                                     -----

            PHARMACEUTICALS - 4.0%
    5,548   Allergan, Inc.                                             450
   30,066   Amgen Inc.=                                              1,929
    9,985   Eli Lilly and Company                                      567
   13,962   Express Scripts, Inc.=                                   1,067
   11,179   Merck & Company, Inc.                                      359
  101,022   Pfizer Inc.                                              2,717
   23,870   Schering-Plough Corporation                                498
                                                                     -----
                                                                     7,587
                                                                     -----

            PUBLISHING AND ADVERTISING - 0.8%
   11,233   Dow Jones & Company, Inc.                                  484
   11,325   McGraw-Hill Companies, Inc.                              1,036
                                                                     -----
                                                                     1,520
                                                                     -----

            RAILROADS, TRUCKING AND SHIPPING - 0.8%
    2,694   FedEx Corporation                                          265
   13,775   United Parcel Service, Inc., Class B                     1,178
                                                                     -----
                                                                     1,443
                                                                     -----

            RESTAURANTS - 0.2%
    8,472   Brinker International, Inc.=                               297
                                                                     -----

            SEMICONDUCTORS - 3.0%
   83,700   Agere Systems Inc., Class A=                               115
   36,735   ASML Holding N.V.=                                         584
   86,937   Intel Corporation                                        2,034
   13,104   Intergrated Device Technology, Inc.=                       151
   38,867   National Semiconductor Corporation                         698
   37,197   PerkinElmer, Inc.                                          837
   21,046   Texas Instruments Inc.                                     518
   22,478   Xilinx, Inc.                                               666
                                                                     -----
                                                                     5,603
                                                                     -----

            SOFTWARE - 2.3%
   18,624   Citrix Systems, Inc.=                                      457

   97,481   Microsoft Corporation                                    2,604
   24,023   Quest Software, Inc.=                                      383
   33,476   Symantec Corporation=                                      862
                                                                   -------
                                                                     4,306
                                                                   -------

            SPECIALTY STORES - 2.2%
   15,737   Barnes & Noble, Inc.=                                      508
   22,090   Home Depot, Inc.                                           944
   35,353   Limited Brands                                             814
   24,645   Sherwin-Williams Company                                 1,099
   11,807   Staples, Inc.                                              398
   13,395   TJX Companies, Inc.                                        337
                                                                   -------
                                                                     4,100
                                                                   -------

            TELECOMMUNICATIONS SERVICES - 2.2%
   23,831   Nextel Communications, Inc., Class A=                      715
   47,174   SBC Communications, Inc.                                 1,216
   19,943   Sprint Corporation (FON Group)                             496
   44,920   Verizon Communications, Inc.                             1,819
                                                                   -------
                                                                     4,246
                                                                   -------

            TOBACCO - 0.8%
   24,022   Altria Group, Inc.                                       1,468
                                                                   -------

            TOTAL COMMON STOCKS
            (Cost $94,992)                                         128,416
                                                                   -------

PRINCIPAL
  AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES - 9.4%
            AEROSPACE AND DEFENSE - 0.1%
      $79   Boeing Company,                                           82
            5.125% 02/15/13
      101   Northrop Grumman Corporation,                            116
            7.125% 02/15/11
       73   Raytheon Company,                                         76
            5.375% 04/01/13                                      -------
                                                                     274
                                                                 -------

            AUTOMOTIVE - 0.4%
      199   DaimlerChrysler NA Holdings Corporation,                 199
            4.050% 06/04/08
      252   Ford Motor Company,                                      253
            7.450% 07/16/31
      115   General Motors Acceptance Corporation,                   118
            6.150% 04/05/07
       77   General Motors Acceptance Corporation,                    79
            6.875% 09/15/11
      143   General Motors Acceptance Corporation,                   147
            8.000% 11/01/31
       16   General Motors Corporation,                               17
            8.250% 07/15/23##                                    -------
                                                                     813
                                                                 -------

            BEVERAGES - 0.1%
       91   Anheuser-Busch Companies, Inc.,                           98
            5.950% 01/15/33
      171   Cadbury Schweppes plc,                                   174
            5.125% 10/01/13@                                     -------
                                                                     272
                                                                 -------

            BROADCASTING AND CABLE - 0.5%
       59   Clear Channel Communications, Inc.,                       61
            6.000% 11/01/06
       78   Comcast Cable Communications, Inc.,                       90
            7.125% 06/15/13
      218   Liberty Media Corporation,                               218
            3.500% 09/25/06
       51   Tele-Communications, Inc., Class A,                       72
            9.875% 06/15/22

       72   The Walt Disney Company, MTN,                               75
            5.500% 12/29/06
       54   Time Warner Entertainment Company LP,                       60
            7.250% 09/01/08
       88   Time Warner Inc.,                                          113
            9.125% 01/15/13
      142   Time Warner Inc.,                                          172
            7.625% 04/15/31
       61   Viacom Inc., Class B,                                       64
            5.625% 05/01/07                                          -----
                                                                       925
                                                                     -----

            CHEMICALS - BASIC - 0.1%
       44   The Dow Chemical Company,                                   48
            6.125% 02/01/11
       50   The Dow Chemical Company,                                   61
            7.375% 11/01/29                                          -----
                                                                       109
                                                                     -----

            CHEMICALS - SPECIALTY - 0.1%
       63   E.I. du Pont de Nemours and Company,                        63
            3.375% 11/15/07
       38   Eastman Chemical Company,                                   37
            3.250% 06/15/08
       49   Praxair, Inc.,                                              50
            4.750% 07/15/07
       68   Praxair, Inc.,                                              74
            6.500% 03/01/08                                          -----
                                                                       224
                                                                     -----

            COMMERCIAL BANKING - 1.8%
      310   Bank One Corporation,                                      332
            6.000% 08/01/08
       78   Citigroup Inc.,                                             85
            6.000% 02/21/12
      337   Citigroup Inc.,                                            339
            5.000% 09/15/14@
      240   First Union National Bank,                                 256
            5.800% 12/01/08
      210   J.P. Morgan Chase & Company,                               227
            7.250% 06/01/07
       67   Key Bank N.A.,                                              75
            7.000% 02/01/11
      101   Mellon Funding Corporation,                                110
            6.700% 03/01/08
      186   National City Bank,                                        184
            4.625% 05/01/13
      153   PNC Funding Corporation,                                   159
            5.750% 08/01/06
       71   Regions Financial Corporation,                              88
            7.750% 09/15/24
       53   SouthTrust Bank N.A.,                                       53
            4.750% 03/01/13
       69   The Bank of New York, Inc., MTN, Series E,                  70
            3.900% 09/01/07
      203   Union Planters Corporation,                                203
            4.375% 12/01/10
      189   US Bank N.A., Minnesota,                                   210
            6.375% 08/01/11
      325   Wachovia Corporation,                                      324
            4.875% 02/15/14
       64   Washington Mutual, Inc.,                                    64
            2.400% 11/03/05
      180   Washington Mutual, Inc.,                                   187
            5.625% 01/15/07
      195   Washington Mutual, Inc.,                                   186
            4.625% 04/01/14                                          -----
                                                                     3,152
                                                                     -----

            COMMERCIAL SERVICES - 0.1%

      118   Waste Management, Inc.,                                   135
            7.375% 08/01/10                                           ---


            COMPUTERS AND OFFICE EQUIPMENT - 0.2%
      212   Hewlett-Packard Company,                                  220
            5.750% 12/15/06
      104   International Business Machines Corporation,              107
            4.875% 10/01/06
       59   International Business Machines Corporation,               67
            6.500% 01/15/28
       33   International Business Machines Corporation,               35
            5.875% 11/29/32                                           ---
                                                                      429
                                                                      ---

            CONGLOMERATES - 0.0%+
       66   General Electric Company,                                  68
            5.000% 02/01/13                                           ---


            CONSTRUCTION - 0.2%
      156   D. R. Horton, Inc.,                                       179
            7.875% 08/15/11
      183   KB HOME,                                                  181
            5.750% 02/01/14
       97   Toll Brothers Inc.,                                        95
            4.950% 03/15/14                                           ---
                                                                      455
                                                                      ---

            CONSUMER CREDIT AND MORTGAGES - 0.3%
       48   American Express Company,                                  50
            5.500% 09/12/06
       56   American Express Company,                                  56
            3.750% 11/20/07
      153   American Express Company,                                 158
            4.750% 06/17/09
       65   American General Finance Corporation, MTN, Series H,       62
            2.750% 06/15/08
      302   Countrywide Home Loans, Inc., MTN, Series J,              312
            5.500% 08/01/06                                           ---
                                                                      638
                                                                      ---

            CONSUMER PRODUCTS - 0.0%
       65   Fortune Brands, Inc.,                                      64
            2.875% 12/01/06                                           ---


            DEPARTMENT AND DISCOUNT STORES - 0.2%
      100   Target Corporation,                                       106
            5.400% 10/01/08
       22   Target Corporation,                                        23
            5.375% 06/15/09##
       66   Target Corporation,                                        72
            5.875% 03/01/12
      175   Wal-Mart Stores, Inc.,                                    181
            5.450% 08/01/06
       50   Wal-Mart Stores, Inc.,                                     50
            4.550% 05/01/13                                           ---
                                                                      432
                                                                      ---

            ELECTRIC POWER - NON NUCLEAR - 0.3%
      108   Consolidated Edison Company of New York,                  111
            4.700% 06/15/09
      108   Consolidated Edison Company of New York, Series 2000-C,   112
            6.625% 12/15/05
       35   Dominion Resources, Inc.,                                  35
            5.000% 03/15/13 (a)
       18   New York State Electric & Gas,                             18
            5.750% 05/01/23
       30   Pacific Gas and Electric Company,                          30
            4.200% 03/01/11##

       43   Pacific Gas and Electric Company,                                   45
            6.050% 03/01/34
       57   Public Service Electric & Gas Company, MTN, Series C,               57
            4.000% 11/01/08
      100   Westar Energy, Inc.,                                               111
            9.750% 05/01/07                                                  -----
                                                                               519
                                                                             -----

            ELECTRIC POWER - NUCLEAR - 0.3%
      134   MidAmerican Energy Holdings, Series D,                             133
            5.000% 02/15/14
       51   Southern California Edison Company,                                 52
            5.000% 01/15/14
       34   Southern California Edison Company,                                 36
            6.000% 01/15/34
       96   Southern Company Capital Funding, Series A,                        100
            5.300% 02/01/07
       52   Southern Power Company, Series B,                                   57
            6.250% 07/15/12
       93   Virginia Electric and Power Company, Series A,                      96
            5.375% 02/01/07                                                  -----
                                                                               474
                                                                             -----

            EXPLORATION AND PRODUCTION - 0.2%
       31   Devon Energy Corporation,                                           40
            7.950% 04/15/32
      206   Pioneer Natural Resources Company,                                 220
            6.500% 01/15/08
      175   XTO Energy, Inc.,                                                  205
            7.500% 04/15/12                                                  -----
                                                                               465
                                                                             -----

            FINANCE - MISCELLANEOUS - 0.8%
      120   Associates Corporation of North America,                           139
            6.950% 11/01/18
       79   Capital One Bank,                                                   81
            5.000% 06/15/09
       87   CIT Group, Inc.,                                                    94
            7.375% 04/02/07
       25   General Electric Capital Corporation, MTN, Series A,                27
            5.875% 02/15/12##
      307   General Electric Capital Corporation, MTN, Series A,               359
            6.750% 03/15/32
      117   Household Finance Corporation,                                     124
            7.200% 07/15/06
      106   Household Finance Corporation,                                     113
            5.875% 02/01/09
       53   Household Finance Corporation,                                      59
            6.375% 11/27/12
       52   International Lease Finance Corporation,                            53
            4.500% 05/01/08
      213   International Lease Finance Corporation,                           207
            3.500% 04/01/09
       70   National Rural Utilities Cooperative Finance Corporation,           69
            3.250% 10/01/07
       80   National Rural Utilities Cooperative Finance Corporation,           86
            5.750% 08/28/09
       60   National Rural Utilities Cooperative Finance Corporation, MTN,      78
            Series C,                                                        -----
            8.000% 03/01/32                                                  1,489
                                                                             -----

            FOOD AND DRUG STORES - 0.1%
      202   Fred Meyer, Inc.,                                                  223
            7.450% 03/01/08
       19   The Kroger Company,                                                 21
            6.800% 04/01/11##
       23   The Kroger Company,                                                 26
            6.750% 04/15/12##                                                -----
                                                                               270
                                                                             -----

            HEALTH SERVICES - 0.1%
      193   Wellpoint Health Networks Inc.,                                   201
            6.375% 06/15/06
       45   Wellpoint Health Networks Inc.,                                    50
            6.375% 01/15/12                                                   ---
                                                                              251
                                                                              ---

            HEAVY MACHINERY - 0.3%
      154   Caterpillar Financial Services Corporation,                       159
            5.950% 05/01/06
      135   Caterpillar Financial Services Corporation,                       138
            4.500% 06/15/09
      103   Caterpillar Financial Services Corporation, MTN, Series F,        101
            2.350% 09/15/06
      138   John Deere Capital Corporation, MTN, Series D,                    138
            3.125% 12/15/05                                                   ---
                                                                              536
                                                                              ---

            HOUSEHOLD PRODUCTS - 0.0%+
       51   Procter & Gamble Company,                                          52
            4.750% 06/15/07                                                   ---

            INSURANCE - 0.4%
       37   Hartford Life, Inc.,                                               44
            7.375% 03/01/31
       70   Mass Mutual Global Funding II,                                     67
            2.550% 07/15/08@
       30   MetLife, Inc.,                                                     31
            5.375% 12/15/12##
       53   MetLife, Inc.,                                                     58
            6.500% 12/15/32
       30   Nationwide Financial Services, Inc., Class A,                      32
            5.900% 07/01/12##
      144   Principal Life Global,                                            157
            6.250% 02/15/12@
       47   Progressive Corporation,                                           50
            6.250% 12/01/32
      212   Prudential Funding LLC, MTN,                                      230
            6.600% 05/15/08@
       46   The Hartford Financial Services Group, Inc.,                       45
            2.375% 06/01/06
       35   The Hartford Financial Services Group, Inc.,                       34
            4.625% 07/15/13                                                   ---
                                                                              748
                                                                              ---

            INTEGRATED OIL - 0.3%
      117   Conoco Funding Company,                                           121
            5.450% 10/15/06
      142   Conoco Funding Company,                                           158
            6.350% 10/15/11
      194   USX Corporation,                                                  202
            6.650% 02/01/06                                                   ---
                                                                              481
                                                                              ---

            INVESTMENT SERVICES - 0.9%
       64   Bear Stearns Companies Inc.,                                       67
            5.700% 01/15/07
      185   Bear Stearns Companies Inc.,                                      187
            4.500% 10/28/10
       70   Citigroup Global Markets Holdings Inc.,                            76
            6.500% 02/15/08
       25   Credit Suisse First Boston USA, Inc.,                              26
            5.875% 08/01/06##
      104   Credit Suisse First Boston USA, Inc.,                             113
            6.125% 11/15/11
       40   Goldman Sachs Group, Inc.,                                         41
            4.125% 01/15/08
      169   Goldman Sachs Group, Inc.,                                        188
            6.600% 01/15/12

      112    Goldman Sachs Group, Inc.,                               111
             4.750% 07/15/13
      129    Lehman Brothers Holdings Inc.,                           130
             4.000% 01/22/08
      152    Lehman Brothers Holdings Inc.,                           166
             7.000% 02/01/08
       38    Lehman Brothers Holdings Inc.,                            45
             7.875% 08/15/10
      149    Merrill Lynch & Company, Inc.,                           160
             6.000% 02/17/09
       63    Merrill Lynch & Company, Inc., MTN, Series B,             63
             3.700% 04/21/08
      343    Morgan Stanley,                                          352
             5.300% 03/01/13                                        -----
                                                                    1,725
                                                                    -----

             NATURAL GAS DISTRIBUTION - 0.1%
      113    NiSource Finance Corporation,                            116
             5.400% 07/15/14
        3    Southern California Gas Company, Series HH,                3
             5.450% 04/15/18                                        -----
                                                                      119
                                                                    -----

             NATURAL GAS PIPELINES - 0.3%
      111    Consolidated Natural Gas Company, Series B,              115
             5.375% 11/01/06
      241    Kinder Morgan, Inc.,                                     242
             6.650% 03/01/05
      125    Teppco Partners, LP,                                     144
             7.625% 02/15/12                                        -----
                                                                      501
                                                                    -----

             OIL REFINING AND MARKETING - 0.1%
       94    Valero Energy Corporation,                               107
             6.875% 04/15/12                                        -----

             PAPER AND FOREST PRODUCTS - 0.2%
       70    Champion International Corporation,                       81
             7.350% 11/01/25
       61    International Paper Company,                              61
             4.250% 01/15/09
       62    International Paper Company,                              66
             5.850%** 10/30/12
       52    MeadWestvaco Corporation,                                 59
             6.850% 04/01/12
       81    MeadWestvaco Corporation,                                101
             8.200% 01/15/30                                        -----
                                                                      368
                                                                    -----

             PUBLISHING AND ADVERTISING - 0.1%
       58    Knight-Ridder, Inc.,                                      67
             7.125% 06/01/11
       20    News America Holdings Inc.,                               26
             9.250% 02/01/13##
        5    News America Holdings Inc.,                                5
             6.550% 03/15/33
      116    News America Holdings Inc.,                              147
             8.150% 10/17/36
       14    R. R. Donnelley & Sons Company,                           14
             4.950% 04/01/14                                        -----
                                                                      259
                                                                    -----

             RAILROADS, TRUCKING AND SHIPPING - 0.1%
      107    Burlington Northern Santa Fe Corporation,                121
             6.750% 07/15/11                                        -----

             REAL ESTATE - 0.0%+
       16    ERP Operating LP,                                         16
             5.200% 04/01/13##                                      -----

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
       58    Health Care Property Investors, Inc.,                      64
             6.450% 06/25/12
      161    Simon Property Group, LP,                                 158
             3.750% 01/30/09                                        ------
                                                                       222
                                                                    ------

             TELECOMMUNICATIONS SERVICES - 0.6%
       41    AT&T Wireless Services Inc.,                               50
             8.125% 05/01/12
       37    AT&T Wireless Services Inc.,                               50
             8.750% 03/01/31
      125    BellSouth Corporation,                                    129
             5.000% 10/15/06
       36    BellSouth Telecommunications Inc.,                         38
             6.375% 06/01/28
      255    SBC Communications Inc.,                                  262
             5.750% 05/02/06
       24    Sprint Capital Corporation,                                26
             6.125% 11/15/08##
      116    Sprint Capital Corporation,                               155
             8.750% 03/15/32
       28    Verizon Global Funding Corporation,                        35
             7.750% 12/01/30
      224    Verizon New England Inc.,                                 246
             6.500% 09/15/11
      140    Verizon Pennsylvania Inc., Series A,                      147
             5.650% 11/15/11                                        ------
                                                                     1,138
                                                                    ------

             TOTAL CORPORATE BONDS AND NOTES
             (Cost $17,169)                                         17,851
                                                                    ------

             FOREIGN BONDS AND NOTES - 0.9%
             BROADCASTING AND CABLE - 0.0%+
       17    Rogers Cable Inc.,                                         17
             6.250% 06/15/13##                                      ------

             BUILDING MATERIALS - 0.0%+
       68    Hanson Overseas BV,                                        70
             6.750% 09/15/05                                        ------

             COMMERCIAL BANKING - 0.1%
       42    HSBC Holdings plc,                                         50
             7.350% 11/27/32@
      114    Scotland International Finance,                           110
             4.250% 05/23/13@                                       ------
                                                                       160
                                                                    ------

             DIVERSIFIED MANUFACTURING - 0.1%
      113    Tyco International Group SA,                              125
             6.375% 10/15/11                                        ------

             FOOD PRODUCTS - 0.0%+
       50    Unilever Capital Corporation,                              52
             6.875% 11/01/05                                        ------

             INTEGRATED OIL - 0.1%
      137    BP Capital Markets,                                       135
             2.750% 12/29/06
       37    Suncor Energy, Inc.,                                       39
             5.950% 12/01/34                                        ------
                                                                       174
                                                                    ------

             METALS AND MINING - 0.1%
       47    Alcan Inc.,                                                52

             6.450% 03/15/11
       44    Alcan Inc.,                                               53
             7.250% 03/15/31
       48    BHP Finance USA Ltd.,                                     49
             4.800% 04/15/13
       72    Codelco Inc.,                                             75
             5.500% 10/15/13@                                       -----
                                                                      229
                                                                    -----

             PUBLISHING AND ADVERTISING - 0.1%
      105    Thomson Corporation,                                     109
             5.250% 08/15/13                                        -----

             RAILROADS, TRUCKING AND SHIPPING - 0.1%
       95    Canadian National Railway Company,                       109
             6.900% 07/15/28                                        -----

             TELECOMMUNICATIONS SERVICES - 0.3%
       53    British Telecommunications, plc,                          64
             8.375% 12/15/10
       25    British Telecommunications, plc,                          33
             8.875% 12/15/30
      183    Deutsche Telekom International Finance BV,               188
             5.250% 07/22/13
      110    Deutsche Telekom International Finance BV,               145
             8.750% 06/15/30
      104    France Telecom SA,                                       141
             9.250%** 03/01/31                                      -----
                                                                      571
                                                                    -----

             TOTAL FOREIGN BONDS AND NOTES
             (Cost $1,590)                                          1,616
                                                                    -----

             MORTGAGE-BACKED SECURITIES - 12.5%
             CMO - 1.1%
      260    Fannie Mae, Series 2002-16, Class PG,                    274
             6.000% 04/25/17
      279    Fannie Mae, Series 2002-47, Class QE,                    289
             5.500% 08/25/17
       36    FNMA, Series 1991-1, Class G,                             38
             7.000% 01/25/21
      315    Freddie Mac, Series 2664, Class IO,                       33
             5.500% 05/15/27
      317    Freddie Mac, Series 2692, Class IA,                       27
             5.500% 01/15/23##
    1,300    Freddie Mac, Series 2689, Class PC,                    1,293
             4.000% 09/15/15
   11,480    Vendee Mortgage Trust, Series 1998-1, Class 2,
                Interest only,                                        114
             0.434%** 09/15/27
   15,027    Vendee Mortgage Trust, Series 1998-3, Class 1,
                Interest only,                                        112
             0.294%** 03/15/29                                      -----
                                                                    2,180
                                                                    -----

             CMO- FLOATING RATE - 0.8%
    1,466    MLCC Mortgage Investors, Inc., Series 2003-G,
                Class A1,
             2.649% 01/25/29
                                                                    1,466
                                                                    -----

             COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
    5,635    Merrill Lynch Mortgage Investors, Inc.,
                Series 1998-C3, Interest only,
             0.968%** 12/15/30                                        179
                                                                    -----

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                CERTIFICATES - 0.6%
        7    8.000% 07/01/10                                            7
      106    8.000% 09/01/25                                          115
      215    6.500% 07/01/29                                          226

      662   6.500% 11/01/32                                                                   694
                                                                                           ------
                                                                                            1,042
                                                                                           ------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 8.2%
      127   8.500% 08/01/11                                                                   138
       56   7.500% 10/01/11                                                                    60
       94   10.000% 09/01/18                                                                  105
    7,218   5.000% 01/15/20                                                                 7,331
      937   6.500% 10/01/24                                                                   987
       56   6.500% 07/01/32                                                                    59
       33   6.500% 05/01/33                                                                    34
      715   5.500% 07/01/33                                                                   726
    3,540   5.000% 01/15/35                                                                 3,511
      750   5.500% 01/15/35                                                                   761
    1,710   6.500% 01/15/35                                                                 1,793
       56   4.185%** 08/01/36                                                                  58
                                                                                           ------
                                                                                           15,563
                                                                                           ------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 1.7%
        4   10.000% 02/15/16                                                                    5
       53   7.500% 12/15/23                                                                    57
    3,177   5.500% 01/15/35                                                                 3,242
                                                                                           ------
                                                                                            3,304
                                                                                           ------

            TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $22,677)                                                              23,734
                                                                                           ------

            SOVEREIGN GOVERNMENT BONDS AND NOTES - 0.9%
      162   Hellenic Republic,                                                                178
            6.950% 03/04/08
      169   Quebec (Province of),                                                             220
            7.500% 09/15/29
      106   Region of Lombardy,                                                               113
            5.804% 10/25/32
       45   Republic of Chile,                                                                 47
            5.500% 01/15/13
      123   Republic of Italy,                                                                122
            2.750% 12/15/06
      302   Republic of Italy,                                                                302
            3.750% 12/14/07
      190   Republic of Poland,                                                               196
            5.250% 01/15/14
       91   Republic of South Africa,                                                         100
            6.500% 06/02/14
      196   United Mexican States,                                                            230
            8.375% 01/14/11
      191   United Mexican States,                                                            206
            7.500% 04/08/33                                                                ------

            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
               (Cost $1,632)                                                                1,714
                                                                                           ------

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
            FEDERAL FARM CREDIT BANK (FFCB) - 0.1%
      150   2.500% 03/15/06                                                                   149
                                                                                           ------
            FEDERAL HOME LOAN BANK (FHLB) - 0.2%
      300   3.625% 11/14/08                                                                   299
      100   3.875% 06/14/13                                                                    97
                                                                                           ------
                                                                                              396
                                                                                           ------

            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.3%
      180   5.125% 10/15/08                                                                   189
      172   4.500% 01/15/13                                                                   173
       98   4.875% 11/15/13                                                                   101
      100   6.750% 03/15/31                                                                   122
                                                                                           ------
                                                                                              585
                                                                                           ------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.9%
      221   5.250% 01/15/09                                                                   233
      250   4.375% 03/15/13                                                                   249
    1,342   4.375% 07/17/13                                                                 1,306
                                                                                           ------


                                                                                     1,788
                                                                                    ------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $4,160)
                                                                                     2,918
                                                                                    ------
            U.S. TREASURY OBLIGATIONS - 3.9%
            U.S. TREASURY BONDS - 1.0%
    1,545   6.250% 08/15/23
                                                                                     1,809
                                                                                    ------
            U.S. TREASURY INFLATION INDEX - 0.7%
    1,173   3.625% 01/15/08
                                                                                     1,277
            U.S. TREASURY NOTES - 2.2%                                              ------
      100   1.250% 05/31/05
    1,000   2.000% 05/15/06                                                            100
      600   3.125% 05/15/07                                                            988
      495   3.250% 01/15/09                                                            600
      150   3.000% 02/15/09                                                            491
      670   3.875% 05/15/09                                                            147
    1,200   4.875% 02/15/12                                                            680
                                                                                     1,268
                                                                                    ------
                                                                                     4,274
                                                                                    ------
            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $7,341)
                                                                                     7,360
                                                                                    ------
            WARRANTS - 0.0%+
      195   Solutia Inc., Expire 07/15/09=(b)
               (Cost $0)                                                              0 ++
                                                                                    ------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 27.6%
   52,441   Nations Cash Reserves, Capital Class Shares#                            52,441
                                                                                  --------

            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $52,441)                                                       52,441
                                                                                  --------

            TOTAL INVESTMENTS
               (Cost $208,172*)                                           127.7%   242,212
                                                                                  --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                      (27.7)%  (52,604)
                                                                                  --------

            NET ASSETS                                                    100.0%  $189,608
                                                                                  ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $208,172.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   35,453          1,413          34,040

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

#   Money market mutual fund registered under the Investment Company Act of
     1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 6). The portion that represents cash collateral is $36,445.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $34,931 and $35,214, respectively.

(b) Fair valued security.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                 UNREALIZED
                                      AGGREGATE                APPRECIATION/
                             VALUE   FACE VALUE   EXPIRATION    DEPRECIATION
TYPE             CONTRACTS   (000)      (000)        DATE          (000)
----             ---------   -----   ----------   ----------   -------------
U.S. 10 Year
Treasury Note
Futures (short
position)            16      1,774      1,791     March-2005       $(17)

U.S.
Treasury Bond
Futures (long
position)            20      2,210      2,250     March-2005         40
                                                                   ----
                                                                   $ 23
                                                                   ----

ABBREVIATIONS:
MTN   - Medium Term Note
ADR   - American Depository Receipt
LTD   - Limited

NATIONS FUNDS
NATIONS CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             COMMON STOCKS - 15.9%
             AEROSPACE AND DEFENSE - 0.9%
    77,677   L-3 Communications Holdings, Inc.                     $ 5,689
   124,038   Northrop Grumman Corporation                            6,743
    57,271   Raytheon Company                                        2,224
                                                                   -------
                                                                    14,656
                                                                   -------

             BROADCASTING AND CABLE - 0.7%
   394,450   The Walt Disney Company                                10,966
                                                                   -------

             COMMERCIAL BANKING - 0.6%
   153,300   Wells Fargo & Company                                   9,528
                                                                   -------

             COMMERCIAL SERVICES - 1.0%
   585,470   Cendant Corporation                                    13,689
    92,100   Startek, Inc.                                           2,620
                                                                   -------
                                                                    16,309
                                                                   -------

             COMPUTER SERVICES - 0.7%
   176,000   Automatic Data Processing, Inc.                         7,806
    80,000   InfoSpace, Inc.                                         3,804
                                                                   -------
                                                                    11,610
                                                                   -------

             CONGLOMERATES - 0.6%
   260,000   Tyco International Ltd.                                 9,292
                                                                   -------

             DIVERSIFIED MANUFACTURING - 1.7%
    61,330   3M Company                                              5,033
   130,000   Actuant Corporation, Class A=                           6,780
   208,000   Danaher Corporation                                    11,940
    80,000   Kaydon Corporation                                      2,642
    20,000   Roper Industries, Inc.                                  1,215
                                                                   -------
                                                                    27,610
                                                                   -------

             ELECTRIC POWER - NON NUCLEAR - 0.1%
    33,500   TXU Corporation                                         2,163
                                                                   -------

             FINANCE - MISCELLANEOUS - 0.9%
   192,000   Centerplate Inc.                                        2,540
   140,000   Moody's Corporation                                    12,159
                                                                   -------
                                                                    14,699
                                                                   -------

             FOOD PRODUCTS - 0.3%
    61,600   Wm. Wrigley Jr. Company                                 4,262
                                                                   -------

             HEALTH SERVICES - 0.6%
    80,028   Wellpoint Inc. =                                        9,203
                                                                   -------

             HEAVY MACHINERY - 0.8%
   151,000   Cummins, Inc.                                          12,652
                                                                   -------

             HOUSEHOLD PRODUCTS - 0.5%
   146,000   Procter & Gamble Company                                8,042
                                                                   -------

             HOUSING AND FURNISHING - 0.2%

   189,600   RPM Inc.                                                3,728
                                                                   -------
             INSURANCE - 1.1%
    24,800   Leucadia National Corporation                           1,723
   276,078   Prudential Financial, Inc.                             15,173
                                                                   -------
                                                                    16,896
                                                                   -------

             INTEGRATED OIL - 0.7%
   100,000   Kerr-McGee Corporation                                  5,779
   321,000   The Williams Companies, Inc.                            5,229
                                                                   -------
                                                                    11,008
                                                                   -------

             LODGING AND RECREATION - 0.2%
   140,000   Hilton Hotels Corporation                               3,184
                                                                   -------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.8%
   450,000   Corning Inc.=                                           5,296
   249,684   Motorola, Inc.                                          4,295
    58,700   QUALCOMM Inc.                                           2,489
                                                                   -------
                                                                    12,080
                                                                   -------

             OILFIELD SERVICES - 1.3%
   697,439   Chesapeake Energy Corporation                          11,508
   220,000   Halliburton Company                                     8,633
                                                                   -------
                                                                    20,141
                                                                   -------

             PHARMACEUTICALS - 0.7%
    66,000   Amgen Inc.=                                             4,234
    59,000   Axcan Pharma, Inc. = (a)                                1,140
   170,600   Celgene Corporation=                                    4,526
    53,000   Cubist Pharmaceuticals, Inc. =                            627
                                                                   -------
                                                                    10,527
                                                                   -------

             RESTAURANTS - 0.6%
   320,000   McDonald's Corporation                                 10,259
                                                                   -------

             SEMICONDUCTORS - 0.2%
    86,000   Analog Devices, Inc.                                    3,175
    27,568   Freescale Semiconductor Inc.=                             506
                                                                   -------
                                                                     3,681
                                                                   -------

             SOFTWARE - 0.2%
    95,600   Yahoo! Inc.=                                            3,602
                                                                   -------

             TELECOMMUNICATIONS SERVICES - 0.5%
    92,671   Cia Anonima Nacional Telefonos de Venezuela, ADR        2,075
   104,188   Crown Castle International Corporation=                 1,734
    80,000   Nextel Communications, Inc., Class A=                   2,399
    50,000   Sprint Corporation (FON Group)                          1,243
    30,000   Telefonos de Mexico SA de CV 'L', ADR                   1,150
                                                                   -------
                                                                     8,601
                                                                   -------

             TOTAL COMMON STOCKS
                (Cost $182,037)                                    254,699
                                                                   -------

             CONVERTIBLE BONDS AND NOTES - 61.7%
             AEROSPACE AND DEFENSE - 0.1%
       685   United Industrial Corporation,                            826
             3.750% 09/15/24                                       -------

             AIRLINES - 0.4%
     7,950   Northwest Airlines Corporation,                         6,350
             7.625% 11/15/23 (a)                                   -------

             APPAREL AND TEXTILES - 0.9%
     4,625   Kellwood Company,                                       4,642
             3.500% 06/15/34@ (a)
     2,940   Mens Wearhouse Inc.,                                    3,025
             3.125% 10/15/23 (a)

     5,963   Reebok International Ltd.,                             6,485
             2.000% 05/01/24                                       ------
                                                                   14,152
                                                                   ------

             AUTOMOTIVE - 0.4%
     6,210   American Axle & Manufacturing Holdings, Inc.,          5,651
             2.000% 02/15/24@ (a)                                  ------

             BROADCASTING AND CABLE - 2.6%
     7,255   Liberty Media Corporation,                             6,847
             3.500% 01/15/31
     1,975   Liberty Media Corporation,                             1,864
             3.500% 01/15/31
    10,330   Liberty Media Corporation,                            10,136
             3.250% 03/15/31 (a)
     7,480   Lions Gate Entertainment Corp.,                        8,864
             2.938% 10/15/24=@
    12,835   The Walt Disney Company,                              14,279
             2.125% 04/15/23 (a)                                   ------
                                                                   41,990
                                                                   ------

             COMMERCIAL SERVICES - 1.2%
    10,314   Allied Waste Industries, Inc.,                         9,154
             4.250% 04/15/34= (a)
     9,920   CSG Systems International, Inc.,                      10,093
             2.500% 06/15/24=                                      ------
                                                                   19,247
                                                                   ------

             COMPUTER SERVICES - 4.0%
    11,830   Amazon.com, Inc.,                                     11,845
             4.750% 02/01/09 (a)
     8,282   Ciber, Inc.,                                           8,562
             2.875% 12/15/23=
     5,975   CNET Networks, Inc.,                                   6,012
             .750% 04/15/24@
    11,910   DST Systems Inc.,                                     15,513
             4.125% 08/15/23=
    12,940   Electronic Data Systems Corporation,                  13,668
             3.875% 07/15/23 (a)
     3,925   The BISYS Group, Inc.,                                 3,900
             4.000% 03/15/06=
     3,850   The BISYS Group, Inc.,                                 3,826
             4.000% 03/15/06=                                      ------
                                                                   63,326
                                                                   ------

             COMPUTERS AND OFFICE EQUIPMENT - 0.3%
     1,494   Cray Inc.,                                             1,841
             3.000% 12/01/24@
     2,090   Eastman Kodak Company,                                 2,615
             3.375% 10/15/33                                       ------
                                                                    4,456
                                                                   ------

             CONGLOMERATES - 2.2%
     4,270   Tyco International Group,                              6,768
             2.750% 01/15/18
    17,350   Tyco International Group,                             29,148
             3.125% 01/15/23                                       ------
                                                                   35,916
                                                                   ------

             CONSTRUCTION - 0.7%
    10,395   Fluor Corporation,                                    11,850
             1.500% 02/15/24(a)                                    ------

             CONSUMER CREDIT AND MORTGAGES - 1.0%

    14,385   American Express Company,                             15,626
             1.850% 12/01/33 (a)                                   ------

             DIVERSIFIED MANUFACTURING - 1.9%
     6,205   Actuant Corporation,                                   9,036

             2.000% 11/15/23=
     5,715   Kaydon Corporation,                                    7,251
             4.000% 05/23/23
     7,897   Lennox International Inc.,                            10,069
             6.250% 06/01/09
     9,860   Roper Industries, Inc.,                                4,671
             1.481% 01/15/34 (a)                                   ------
                                                                   31,027
                                                                   ------

             ELECTRIC POWER - NON NUCLEAR - 2.9%
     5,485   CenterPoint Energy, Inc.,                              6,273
             3.750% 05/15/23 (a)
        95   CenterPoint Energy, Inc.,                                109
             3.750% 05/15/23
     2,979   CenterPoint Energy, Inc.,                              3,135
             2.875% 01/15/24
     6,855   Duke Energy Corporation,                               7,695
             1.750% 05/15/23 (a)
    12,890   PPL Energy Supply LLC,                                14,453
             2.625% 05/15/23 (a)
     5,205   PPL Energy Supply LLC,                                 5,836
             2.625% 05/15/23
     5,950   Reliant Resources, Inc.,                               9,773
             5.000% 08/15/10 (a)                                   ------
                                                                   47,274
                                                                   ------

             ELECTRIC POWER - NUCLEAR - 0.8%
    12,832   Dominion Resources,                                   13,089
             2.125% 12/15/23                                       ------

             ENERGY - MISCELLANEOUS - 0.9%
     3,510   Massey Energy Company,                                 6,981
             4.750% 05/15/23
     5,415   Massey Energy Company,                                 7,086
             2.250% 04/01/24 (a)                                   ------
                                                                   14,067
                                                                   ------

             EXPLORATION AND PRODUCTION - 0.5%
     7,955   Kerr-McGee Corporation,                                8,422
             5.250% 02/15/10                                       ------

             FINANCE - MISCELLANEOUS - 2.1%
     3,488   American Equity Investment Holding Company,            3,902
             5.250% 12/06/24@
    10,945   CapitalSource Inc.,                                   11,465
             3.500% 07/15/34
    15,780   Providian Financial Corporation,                      18,936
             2.750% 03/15/16                                       ------
                                                                   34,303
                                                                   ------

             HEALTH SERVICES - 2.0%
    15,880   Health Management Associates, Inc.,                   16,635
             1.500% 08/01/23
    12,890   Lincare Holdings Inc.,                                13,776
             3.000% 06/15/33=
     1,940   WebMD Corporation,                                     1,685
             1.750% 06/15/23                                       ------
                                                                   32,096
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.4%
     4,915   Church & Dwight Co., Inc.,                             6,408
             5.250% 08/15/33                                       ------

             HOUSING AND FURNISHING - 0.3%
     3,945   Beazer Homes USA, Inc.,                                4,902
             4.625% 06/15/24                                       ------

             INSURANCE - 2.0%

    10,740   Leucadia National Corporation,                        13,278
             3.750% 04/15/14
     8,680   Ohio Casualty Corporation,                             9,255
             5.000% 03/19/22= (a)
     5,850   PMI Group Inc.,                                        6,457
             2.500% 07/15/21
     3,000   PMI Group, Inc.,                                       3,311
             2.500% 07/15/21                                       ------
                                                                   32,301
                                                                   ------

             INVESTMENT SERVICES - 0.3%
     4,900   E*TRADE Group, Inc.,                                   5,004
             6.000% 02/01/07= (a)                                  ------

             LODGING AND RECREATION - 3.7%
     5,803   Fairmont Hotels & Resorts Inc.,                        6,543
             3.750% 12/01/23
     6,952   Fairmont Hotels & Resorts, Inc.,                       7,838
             3.750% 12/01/23
    11,320   Four Seasons Hotels Inc.,                             14,475
             1.875% 07/30/24 (a)
    14,803   Hilton Hotels Corporation,                            17,708
             3.375% 04/15/23
     8,960   Scientific Games Corporation,                          9,330
             0.0750% 12/01/24@ (a)
     2,900   Six Flags Inc.,                                        3,263
             4.500% 05/15/15 (a)                                   ------
                                                                   59,157
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 2.8%
    14,920   Advanced Medical Optics, Inc.,                        16,226
             2.500% 07/15/24=
     4,950   Bausch & Lomb, Inc.,                                   6,529
             2.486% 08/01/23
     1,930   CV Therapeutics Inc.,                                  1,641
             2.000% 05/16/23 (a)
    14,832   Fisher Scientific International, Inc.,                16,630
             3.250% 03/01/24= (a)
     3,980   Henry Schein, Inc.,                                    4,229
             3.000% 08/15/34=@ (a)                                 ------
                                                                   45,255
                                                                   ------

             METALS AND MINING - 1.1%
    10,710   Freeport-McMoran Copper & Gold, Inc.,                 16,065
             7.000% 02/11/11
       900   Inco Ltd.,                                             1,377
             3.500% 03/14/52                                       ------
                                                                   17,442
                                                                   ------

             NATURAL GAS PIPELINES - 0.1%
       935   Dynegy Inc.,                                           1,323
             4.750% 08/15/23=@                                     ------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.5%
     3,035   American Tower Corporation,                            5,019
             3.250% 08/01/10
     3,980   American Tower Corporation,                            4,492
             3.000% 08/15/12
    12,800   Lucent Technologies Inc.,                             14,241
             8.000% 08/01/31= (a)                                  ------
                                                                   23,752
                                                                   ------

             OILFIELD SERVICES - 2.9%
     5,467   Cooper Cameron Corporation,                            5,761
             1.500% 05/15/24=
    15,925   Halliburton Company,                                  19,588
             3.125% 07/15/23
     3,451   Hanover Compressor Company,                            4,366
             4.750% 01/15/14

    13,900   Pride International, Inc.,                             15,064
             3.250% 05/01/33= (a)
     1,880   Pride International, Inc.,                              2,037
             3.250% 05/01/33= (a)                                  -------
                                                                    46,816
                                                                   -------

             PACKAGING AND CONTAINERS - 1.1%
    17,910   Sealed Air Corporation,                                18,447
             3.000% 06/30/33=@                                     -------

             PHARMACEUTICALS - 8.0%
     6,965   Amylin Pharmaceuticals, Inc.,                           7,174
             2.500% 04/15/11
     2,980   Cell Therapeutic, Inc.,                                 2,775
             4.000% 07/01/10
     3,950   Cephalon Inc.,                                          3,871
             2.500% 12/15/06 (a)
     7,820   Cubist Pharmaceuticals,                                 7,400
             5.500% 11/01/08 (a)
     2,500   DOV Pharmaceutical Inc.,                                2,644
             2.500% 01/15/25@ (a)
     6,745   Enzon Pharmaceuticals Inc.,                             6,340
             4.500% 07/01/08
    17,413   Genzyme Corporation,                                   18,457
             1.250% 12/01/23= (a)
       995   Human Genome Sciences, Inc.,                            1,046
             2.250% 10/15/11@ (a)
     2,880   ICOS Corporation,                                       2,459
             2.000% 07/01/23
     9,880   ICOS Corporation,                                       8,435
             2.000% 07/01/23
     5,700   IVAX Corporation,                                       5,700
             4.500% 05/15/08=
     9,840   IVAX Corporation,                                       9,840
             4.500% 05/15/08= (a)
     3,346   Millennium Pharmaceuticals, Inc.,                       3,379
             5.500% 01/15/07=
     6,950   Sepracor Inc.,                                          7,254
             5.000% 02/15/07= (a)
    18,200   Teva Pharmaceutical Industries, Ltd.,                  18,541
             0.500% 02/01/24
     7,340   Vertex Pharmaceuticals, Inc.,                           7,046
             5.000% 09/19/07
     4,660   Watson Pharmaceuticals, Inc.                            4,800
             1.750% 03/15/23= (a)
     9,925   Wyeth,                                                 10,173
             1.360% 01/15/24                                       -------
                                                                   127,334
                                                                   -------

             PUBLISHING AND ADVERTISING - 1.0%
    14,795   Lamar Advertising Company,                             16,330
             2.875% 12/31/10= (a)                                  -------

             RAILROADS, TRUCKING AND SHIPPING - 2.1%
     5,875   GATX Corporation,                                       6,859
             7.500% 02/01/07
     1,805   GATX Corporation,                                       2,107
             7.500% 02/01/07
     3,952   GATX Corporation,                                       5,483
             5.000% 08/15/23
     5,935   Yellow Corporation,                                    10,201
             5.000% 08/08/23
     5,760   Yellow Corporation,                                     8,597
             3.375% 11/25/23                                       -------
                                                                   -------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
    17,040   Host Marriott LP,                                      19,596
             3.250% 04/15/24@                                      -------

             RETAIL - SPECIALTY - 0.5%
     8,930   Saks Inc.,                                              8,818
             2.000% 03/15/24=                                      -------

             SEMICONDUCTORS - 2.4%
     6,850   Agilent Technologies Inc.,                              6,910
             3.000% 12/01/21=
     2,990   ASM International NV,                                   3,151
             4.250% 12/06/11=@ (a)
    14,890   Invitrogen Inc.,                                       17,793
             2.000% 08/01/23=
     9,880   Vishay Intertechnology Inc.,                           11,078
             3.625% 08/01/23=                                      -------
                                                                    38,932
                                                                   -------

             SOFTWARE - 1.2%
    10,232   BEA Systems, Inc.,                                     10,257
             4.000% 12/15/06
     3,955   Fair Issac Corporation,                                 4,143
             1.500% 08/15/23
     4,900   Fair Issac Corporation,                                 5,133
             1.500% 08/15/23                                       -------
                                                                    19,533
                                                                   -------

             TELECOMMUNICATIONS SERVICES - 3.8%
     7,410   Andrew Corporation,                                     9,587
             3.250% 08/15/13=
    26,095   AT&T Corporation - Liberty Media Group,                19,082
             4.000% 11/15/29
     6,465   Commonwealth Telephone Enterprises, Inc.,               6,853
             3.250% 07/15/23=
     2,880   Harris Corporation,                                     4,248
             3.500% 08/15/22
    18,950   Nextel Communications, Inc., Class A                   19,400
             5.250% 01/15/10=                                      -------
                                                                    59,170
                                                                   -------

             UTILITIES - MISCELLANEOUS - 0.4%
     6,997   OMI Corporation,                                        6,770
             2.875% 12/01/24@                                      -------

             TOTAL CONVERTIBLE BONDS AND NOTES
                (Cost $889,478)                                    990,205
                                                                   -------

             CONVERTIBLE PREFERRED STOCKS - 20.1%
             AEROSPACE AND DEFENSE - 0.3%
    40,000   Northrop Grumman Corporation, 7.000%                    5,280
                                                                   -------

             AUTOMOTIVE - 1.7%
    94,000   Ford Motor Company Capital Trust II                     4,962
   611,050   General Motors Corporation (a)                         16,291
   233,300   General Motors Corporation, Series B                    5,382
                                                                   -------
                                                                    26,635
                                                                   -------

             BEVERAGES - 0.5%
   210,350   Constellation Brands, Inc.                              7,913
                                                                   -------

             COMMERCIAL BANKING - 1.8%
   336,200   Sovereign Capital Trust IV                             16,474
   121,000   Washington Mutual Capital Trust I                       6,824
   116,600   Washington Mutual Inc.                                  6,500
                                                                   -------

                                                                    29,798
                                                                   -------

             COMPUTERS AND OFFICE EQUIPMENT - 0.7%
    80,090   Xerox Corporation                                      11,838
                                                                   -------

             CONSUMER CREDIT AND MORTGAGES - 0.9%
    44,700   Doral Financial Corporation                            15,002
                                                                   -------

             ELECTRIC POWER - NON NUCLEAR - 1.3%
   288,200   Ameren Corporation (a)                                  8,289
   194,510   Cinergy Corporation                                    12,332
                                                                   -------
                                                                    20,621
                                                                   -------

             ENERGY - MISCELLANEOUS - 1.0%
   119,100   Williams Companies, Inc. (a)                           10,005
    67,800   Williams Companies, Inc.                                5,695
                                                                   -------
                                                                    15,700
                                                                   -------

             HEALTH SERVICES - 0.9%
   255,850   Omnicare, Inc.                                         14,113
                                                                   -------

             HEAVY MACHINERY - 1.3%
   179,200   Cummins Capital Trust I                                16,419
    42,000   Cummins Capital Trust I                                 3,848
                                                                   -------
                                                                    20,267
                                                                   -------

             INSURANCE - 1.5%
    47,700   Hartford Financial Services Group, Inc.                 3,146
    66,000   Reinsurance Group of America Inc.                       4,059
   632,950   XL Capital Ltd.                                        16,108
                                                                   -------
                                                                    23,313
                                                                   -------

             INVESTMENT SERVICES - 0.9%
   294,000   Citigroup Global Markets Holdings Inc.                 13,825
                                                                   -------

             MEDICAL DEVICES AND SUPPLIES - 1.1%
   315,560   Baxter International Inc. (a)                          17,817
                                                                   -------

             METALS AND MINING - 0.4%
    62,700   Freeport-McMoran Copper & Gold Inc.                     6,145
                                                                   -------

             OIL AND GAS - 1.7%
   187,120   Amerada Hess Corporation                               13,837
   100,000   Chesapeake Energy Corporation, 4.125%                  11,638
    46,200   Southern Union Company                                  3,368
                                                                   -------
                                                                    28,843
                                                                   -------

             PAPER AND FOREST PRODUCTS - 0.8%
   215,700   Temple-Inland Inc.                                     12,144
                                                                    ------

             PHARMACEUTICALS - 0.9%
   248,000   Schering-Plough Corporation                            13,913
                                                                   -------

             PUBLISHING AND ADVERTISING - 0.9%
   310,800   Interpublic Group of Companies, Inc.                   15,229
                                                                   -------

             TELECOMMUNICATIONS SERVICES - 1.5%
   140,800   Alltel Corporation                                      7,447
   336,185   Crown Castle International Corporation (a)             16,473
                                                                   -------
                                                                    23,920
                                                                   -------

             TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $272,753)                                    322,316
                                                                   -------

             PREFERRED STOCKS - 1.1%
             ELECTRIC POWER - NON NUCLEAR - 0.5%

    49,200   Dominion Resources Inc. (a)                             2,715
    82,900   FPL Group Inc.                                          4,994
                                                                   -------
                                                                     7,709
                                                                   -------

             INVESTMENT SERVICES - 0.6%
   370,500   Lehman Brothers Holdings Inc.                          10,003
                                                                   -------
             TOTAL PREFERRED STOCKS
                (Cost $16,781)                                      17,712
                                                                   -------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 13.9%
   223,307   Nations Cash Reserves, Capital Class
             Shares#                                                  223,307
                                                                   ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES
             (Cost $223,307)                                          223,307
                                                                   ----------

             TOTAL INVESTMENTS
             (Cost $1,584,356*)                           112.7%    1,808,239
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)     (12.7)%   (203,351)
                                                                   ----------

             NET ASSETS                                   100.0%   $1,604,888
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,584,356.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   231,624         7741           223,883

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note ##). The portion that represents cash collateral is $211,987.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $192,548 and $205,121, respectively.

ABBREVIATIONS:
ADR - American Depository Receipt
LTD - Limited

NATIONS FUNDS
NATIONS MIDCAP VALUE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                  VALUE
  SHARES                                                          (000)
---------                                                        -------
            COMMON STOCKS - 97.8%
            AEROSPACE AND DEFENSE - 3.0%
  230,100   Goodrich Corporation                                  $7,510
   71,925   Northrop Grumman Corporation                           3,910
  143,700   Rockwell Collins, Inc.                                 5,668
                                                                  ------
                                                                  17,088
                                                                  ------

            BEVERAGES - 0.8%
  170,600   Pepsi Bottling Group, Inc.                             4,613
                                                                  ------

            BUILDING MATERIALS - 1.3%
  137,600   Martin Marietta Materials, Inc.                        7,384
                                                                  ------

            CHEMICALS - BASIC - 2.7%
  243,800   Agrium, Inc.                                           4,108
  150,600   Lyondell Chemical Company                              4,355
  159,800   Rohm & Haas Company                                    7,068
                                                                  ------
                                                                  15,531
                                                                  ------

            CHEMICALS - SPECIALTY - 6.4%
  123,300   Ashland Inc.                                           7,198
   89,900   Eastman Chemical Company                               5,190
  129,100   International Flavors & Fragrances, Inc.               5,531
  195,800   Lubrizol Corporation                                   7,217
  208,500   Pall Corporation                                       6,037
  126,100   Sherwin-Williams Company                               5,627
                                                                  ------
                                                                  36,800
                                                                  ------

            COMMERCIAL BANKING - 10.1%
   86,900   City National Corporation                              6,139
  121,600   Compass Bancshares, Inc.                               5,918
   59,650   Cullen Frost Bankers, Inc.                             2,899
  246,000   Hibernia Corporation, Class A                          7,259
  192,400   Marshall and Ilsley Corporation                        8,504
   77,400   Mercantile Bankshares Corporation                      4,040
  232,800   Sovereign Bancorp, Inc.                                5,250
   67,100   UnionBanCal Corporation                                4,327
  105,910   Wachovia Corporation                                   5,571
  123,650   Zions Bancorporation                                   8,412
                                                                  ------
                                                                  58,319
                                                                  ------

            COMMERCIAL SERVICES - 2.3%
  307,900   United Rentals, Inc.=                                  5,819
  237,900   Waste Management, Inc.                                 7,123
                                                                  ------
                                                                  12,942
                                                                  ------

            COMPUTER SERVICES - 0.5%
   52,500   Computer Sciences Corporation=                         2,959
                                                                  ------

            COMPUTERS AND OFFICE EQUIPMENT - 1.3%
  156,600   Pitney Bowes Inc.                                      7,247
                                                                  ------

            CONGLOMERATES - 1.2%
  127,900   Fluor Corporation                                      6,972
                                                                  ------

            DEPARTMENT AND DISCOUNT STORES - 3.3%
  279,200   Dollar General Corporation                             5,799
  113,800   Federated Department Stores, Inc.                      6,577
  161,200   J.C. Penney Company, Inc.                              6,673
                                                                  ------
                                                                  19,049
                                                                  ------

            DIVERSIFIED ELECTRONICS - 3.3%
   93,500   Cooper Industries, Ltd.                                6,347
  383,200   Flextronics International Ltd.=                        5,296


   62,625   Harris Corporation                                     3,870
  121,650   Tektronix, Inc.                                        3,675
                                                                  ------
                                                                  19,188
                                                                  ------

            DIVERSIFIED MANUFACTURING - 2.5%
   83,000   Harsco Corporation                                     4,626
  115,300   Kennametal Inc.                                        5,738
  118,050   Mueller Industries, Inc.                               3,801
                                                                  ------
                                                                  14,165
                                                                  ------

            ELECTRIC POWER - NON NUCLEAR - 3.0%
   85,300   Consolidated Edison, Inc.                              3,732
  133,800   Constellation Energy Group, Inc.                       5,849
  139,600   Edison International                                   4,471
   63,900   NSTAR                                                  3,468
                                                                  ------
                                                                  17,520
                                                                  ------

            ELECTRIC POWER - NUCLEAR - 3.7%
  144,800   American Electric Power Company, Inc.                  4,972
  148,200   DTE Energy Company                                     6,393
   79,500   Entergy Corporation                                    5,373
   83,000   PPL Corporation                                        4,422
                                                                  ------
                                                                  21,160
                                                                  ------

            FINANCIAL SERVICES - 2.4%
  177,500   CIT Group Inc.                                         8,133
  187,000   GATX Corporation                                       5,528
                                                                  ------
                                                                  13,661
                                                                  ------

            FOOD AND DRUG STORES - 1.2%
  205,200   SUPERVALU Inc.                                         7,084
                                                                  ------

            FOOD PRODUCTS - 1.2%
  628,900   Del Monte Foods Company=                               6,930
                                                                  ------

            HEALTH SERVICES - 1.9%
   72,900   Medco Health Solutions, Inc.=                          3,033
  219,600   Triad Hospitals, Inc.=                                 8,171
                                                                  ------
                                                                  11,204
                                                                  ------

            HEAVY MACHINERY - 2.9%
   77,800   Ingersoll-Rand Company, Class A                        6,247
  140,400   Navistar International Corporation=                    6,175
   57,600   Parker-Hannifin Corporation                            4,363
                                                                  ------
                                                                  16,785
                                                                  ------

            INSURANCE - 7.9%
   77,400   ACE Ltd.                                               3,309
   51,600   Aetna Inc.                                             6,437
  181,300   Endurance Specialty Holdings Ltd.                      6,200
  226,200   Genworth Financial Inc., Class A                       6,107
   99,000   Hartford Financial Services Group, Inc.                6,862
  142,900   Lincoln National Corporation                           6,671
  168,300   Old Republic International Corporation                 4,258
  139,600   The PMI Group, Inc.                                    5,828
                                                                  ------
                                                                  45,672
                                                                  ------

            INTEGRATED OIL - 2.8%
  152,600   Marathon Oil Corporation                               5,739
   75,500   Occidental Petroleum Corporation                       4,406
  367,300   The Williams Companies, Inc.                           5,984
                                                                  ------
                                                                  16,129
                                                                  ------

            INVESTMENT SERVICES - 1.2%
   97,700   Legg Mason, Inc.                                       7,158
                                                                  ------

            LODGING AND RECREATION - 3.2%
   53,400   Carnival Corporation                                   3,077
   76,900   Harrah's Entertainment, Inc.                           5,144
  182,650   Mattel, Inc.                                           3,560
  113,300   Starwood Hotels & Resorts Worldwide, Inc.              6,617
                                                                  ------
                                                                  18,398
                                                                  ------

            METALS AND MINING - 1.6%
  131,125   Arch Coal, Inc.                                        4,660

  107,475   Newmont Mining Corporation                             4,773
                                                                 -------
                                                                   9,433
                                                                 -------

            NATURAL GAS DISTRIBUTION - 1.1%
  176,200   Sempra Energy                                          6,463
                                                                 -------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.5%
  224,600   Andrew Corporation=                                    3,061
                                                                 -------

            OILFIELD SERVICES - 3.0%
  126,900   Baker Hughes Inc.                                      5,415
  179,100   ENSCO International Inc.                               5,685
  205,200   Varco International, Inc.=                             5,981
                                                                 -------
                                                                  17,081
                                                                 -------

            PACKAGING AND CONTAINERS - 1.8%
  129,800   Bemis Company, Inc.                                    3,776
  496,600   Crown Holdings, Inc.=                                  6,823
                                                                 -------
                                                                  10,599
                                                                 -------

            PAPER AND FOREST PRODUCTS - 2.2%
  346,300   Smurfit-Stone Container Corporation=                   6,469
   87,575   Temple-Inland Inc.                                     5,990
                                                                 -------
                                                                  12,459
                                                                 -------

            PHARMACEUTICALS - 1.1%
  189,600   Shire Pharmaceuticals Group plc, ADR                   6,058
                                                                 -------

            PUBLISHING AND ADVERTISING - 1.0%
  135,000   Dow Jones & Company, Inc.                              5,813
                                                                 -------

            RAILROADS, TRUCKING AND SHIPPING - 2.1%
  127,800   Burlington Northern Santa Fe Corporation               6,046
  168,600   Norfolk Southern Corporation                           6,102
                                                                 -------
                                                                  12,148
                                                                 -------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.8%
  164,100   Archstone-Smith Trust                                  6,285
   64,175   Avalonbay Communities, Inc.                            4,832
  100,000   Boston Properties, Inc.                                6,467
   80,800   Camden Property Trust                                  4,121
  184,400   Equity Office Properties Trust                         5,370
  373,000   Host Marriott Corporation=                             6,453
                                                                 -------
                                                                  33,528
                                                                 -------

            RESTAURANTS - 1.2%
  190,000   Brinker International, Inc.=                           6,663
                                                                 -------

            SEMICONDUCTORS - 1.3%
  292,300   Fairchild Semiconductor Corporation, Class A=          4,753
  253,500   Intergrated Device Technology, Inc.=                   2,930
                                                                 -------
                                                                   7,683
                                                                 -------

            SPECIALTY STORES - 3.1%
   63,575   Abercrombie & Fitch Company                            2,985
  206,200   Limited Brands                                         4,747
  193,500   Linens 'N Things, Inc.=                                4,799
  207,400   TJX Companies, Inc.                                    5,212
                                                                 -------
                                                                  17,743
                                                                 -------

            TOBACCO - 1.2%
  148,800   UST Inc.                                               7,159
                                                                 -------

            UTILITIES - MISCELLANEOUS - 0.7%
  200,000   Nalco Holding Company=                                 3,904
                                                                 -------
            TOTAL COMMON STOCKS
               (Cost $432,255)                                   563,753
                                                                 -------

PRINCIPAL
  AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES - 0.3%
            HEAVY MACHINERY - 0.3%
    2,000   Navistar Financial Corporation,                        2,078
            4.750% 04/01/09                                      -------

            TOTAL CONVERTIBLE BONDS AND NOTES

               (Cost $1,754)                                                     2,078
                                                                                 -----

  SHARES
---------
            CONVERTIBLE PREFERRED STOCKS - 0.5%
            INSURANCE - 0.5%
   41,600   Hartford Financial Services Group, Inc.                              2,744
                                                                                 -----
            TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $2,138)                                                     2,744
                                                                                 -----

PRINCIPAL
  AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES - 0.2%
            DIVERSIFIED MANUFACTURING - 0.2%
    1,003   Mueller Industries, Inc.,                                            983
            6.000% 11/01/14                                                      ---

            TOTAL CORPORATE BONDS AND NOTES
               (Cost $1,003)                                                     983
                                                                                 ---

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 1.2%
    6,756   Nations Cash Reserves, Capital Class Shares#                      6,756
                                                                           --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $6,756)                                                  6,756
                                                                           --------

            TOTAL INVESTMENTS
               (Cost $443,906*)                                    100.0%   576,314
                                                                           --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                 0.0%       (34)
                                                                           --------

            NET ASSETS                                             100.0%  $576,280
                                                                           ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $443,906.
Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   134,371         1,963          132,408

=    Non-income producing security.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
ADR - American Depository Receipt
LTD - Limited

NATIONS FUNDS
NATIONS VALUE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                      VALUE
  SHARES                                                              (000)
---------                                                           --------
            COMMON STOCKS - 97.9%
            AEROSPACE AND DEFENSE - 4.9%
  627,100   Goodrich Corporation                                    $ 20,469
  285,900   Northrop Grumman Corporation                              15,542
  448,791   United Technologies Corporation                           46,382
                                                                    --------
                                                                      82,393
                                                                    --------

            BEVERAGES - 2.7%
  440,651   Diageo plc, ADR                                           25,505
  377,589   PepsiCo, Inc.                                             19,710
                                                                    --------
                                                                      45,215
                                                                    --------

            BROADCASTING AND CABLE - 1.0%
  630,000   The Walt Disney Company                                   17,514
                                                                    --------

            CHEMICALS - BASIC - 2.3%
  242,600   PPG Industries, Inc.                                      16,536
  461,100   The Dow Chemical Company                                  22,829
                                                                    --------
                                                                      39,365
                                                                    --------

            CHEMICALS - SPECIALTY - 1.1%
  305,400   Eastman Chemical Company                                  17,631
                                                                    --------

            COMMERCIAL BANKING - 13.4%
1,385,124   Citigroup Inc.                                            66,735
  399,600   Mellon Financial Corporation                              12,432
  682,000   The Bank of New York Company, Inc.                        22,792
1,609,293   US Bancorp                                                50,403
  827,022   Wachovia Corporation                                      43,501
  486,600   Wells Fargo & Company                                     30,242
                                                                    --------
                                                                     226,105
                                                                    --------

            COMMERCIAL SERVICES - 2.3%
  604,300   Cendant Corporation                                       14,129
  839,500   Waste Management, Inc.                                    25,134
                                                                    --------
                                                                      39,263
                                                                    --------

            COMPUTER SERVICES - 1.0%
  607,600   Accenture Ltd.=                                           16,405
                                                                    --------

            COMPUTERS AND OFFICE EQUIPMENT - 2.6%
  609,480   Hewlett-Packard Company                                   12,781
  314,385   International Business Machines Corporation               30,992
                                                                    --------
                                                                      43,773
                                                                    --------

            DEPARTMENT AND DISCOUNT STORES - 2.2%
  295,100   Federated Department Stores, Inc.                         17,054
  492,800   J.C. Penney Company, Inc.                                 20,402
                                                                    --------
                                                                      37,456
                                                                    --------

            DIVERSIFIED ELECTRONICS - 0.9%
1,064,275   Flextronics International Ltd.=                           14,708
                                                                    --------

            DIVERSIFIED MANUFACTURING - 3.9%
1,371,300   General Electric Company                                  50,053
  466,059   Honeywell International Inc.                              16,503
                                                                    --------
                                                                      66,556
                                                                    --------

            ELECTRIC POWER - NUCLEAR - 5.2%
  488,700   American Electric Power Company, Inc.                     16,782

  429,600   DTE Energy Company                                       18,529
  782,210   Duke Energy Corporation                                  19,813
  402,500   Exelon Corporation                                       17,738
  459,650   PG & E Corporation=                                      15,297
                                                                    -------
                                                                     88,159
                                                                    -------

            FINANCIAL SERVICES - 1.1%
  403,000   CIT Group Inc.                                           18,465
                                                                    -------

            HEALTH SERVICES - 0.6%
  244,200   Medco Health Solutions, Inc.=                            10,159
                                                                    -------

            HEAVY MACHINERY - 2.3%
   88,600   Caterpillar Inc.                                          8,639
  173,100   Deere & Company                                          12,879
  212,100   Ingersoll-Rand Company, Class A                          17,032
                                                                    -------
                                                                     38,550
                                                                    -------

            HOUSEHOLD PRODUCTS - 1.2%
  312,420   Kimberly-Clark Corporation                               20,560
                                                                    -------

            INSURANCE - 6.4%
  258,900   ACE Ltd.                                                 11,068
  133,500   Aetna Inc.                                               16,654
1,097,200   Genworth Financial Inc., Class A                         29,624
  617,100   Hartford Financial Services Group, Inc.                  42,772
  214,571   The St. Paul Companies, Inc.                              7,954
                                                                    -------
                                                                    108,072
                                                                    -------

            INTEGRATED OIL - 8.8%
  203,401   BP Amoco plc, ADR                                        11,879
  300,276   ChevronTexaco Corporation                                15,767
  189,694   ConocoPhillips                                           16,471
1,374,900   Exxon Mobil Corporation                                  70,478
  289,200   Royal Dutch Petroleum Company                            16,594
1,059,600   The Williams Companies, Inc.                             17,261
                                                                    -------
                                                                    148,450
                                                                    -------

            INVESTMENT SERVICES - 4.9%
  203,900   Goldman Sachs Group, Inc.                                21,214
  491,700   J.P. Morgan Chase & Company                              19,181
  713,543   Merrill Lynch & Company, Inc.                            42,648
                                                                    -------
                                                                     83,043
                                                                    -------

            LODGING AND RECREATION - 2.6%
  146,849   Carnival Corporation                                      8,463
  281,600   Harrah's Entertainment, Inc.                             18,836
  273,700   Starwood Hotels & Resorts Worldwide, Inc.                15,984
                                                                    -------
                                                                     43,283
                                                                    -------

            MEDICAL DEVICES AND SUPPLIES - 1.5%
  374,200   Abbott Laboratories                                      17,456
  255,870   Hospira, Inc.=                                            8,572
                                                                    -------
                                                                     26,028
                                                                    -------

            METALS AND MINING - 2.1%
  648,400   Alcoa Inc.                                               20,372
  390,100   Freeport-McMoran Copper & Gold, Inc., Class B            14,914
                                                                    -------
                                                                     35,286
                                                                    -------

            OILFIELD SERVICES - 1.9%
  206,109   ENSCO International Inc.                                  6,542
  432,800   Halliburton Company                                      16,983
  161,019   Nabors Industries, Ltd.=                                  8,259
                                                                    -------
                                                                     31,784
                                                                    -------

            PACKAGING AND CONTAINERS - 0.6%
  345,700   Bemis Company, Inc.                                      10,056
                                                                    -------

            PAPER AND FOREST PRODUCTS - 1.7%
  383,323   International Paper Company                              16,099

  179,600   Weyerhaeuser Company                                         12,073
                                                                     ----------
                                                                         28,172
                                                                     ----------

            PHARMACEUTICALS - 1.1%
  702,740   Pfizer Inc.                                                  18,897
                                                                     ----------

            PUBLISHING AND ADVERTISING - 2.1%
  369,000   Dow Jones & Company, Inc.                                    15,889
1,033,400   News Corporation Inc.                                        19,283
                                                                     ----------
                                                                         35,172
                                                                     ----------

            RAILROADS, TRUCKING AND SHIPPING - 1.2%
  303,000   Union Pacific Corporation                                    20,377
                                                                     ----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
  470,200   Archstone-Smith Trust                                        18,009
  854,895   Equity Office Properties Trust                               24,894
  781,100   Host Marriott Corporation=                                   13,513
                                                                     ----------
                                                                         56,416
                                                                     ----------

            RESTAURANTS - 1.0%
  520,700   McDonald's Corporation                                       16,694
                                                                     ----------

            SEMICONDUCTORS - 1.5%
  768,000   Agilent Technologies, Inc.=                                  18,508
  448,500   Fairchild Semiconductor Corporation, Class A=                 7,293
                                                                     ----------
                                                                         25,801
                                                                     ----------

            SPECIALTY STORES - 1.7%
  575,300   Limited Brands                                               13,243
  434,000   Staples, Inc.                                                14,631
                                                                     ----------
                                                                         27,874
                                                                     ----------

            TELECOMMUNICATIONS SERVICES - 3.8%
  516,660   BellSouth Corporation                                        14,358
  789,715   SBC Communications, Inc.                                     20,351
  707,348   Verizon Communications, Inc.                                 28,655
                                                                     ----------
                                                                         63,364
                                                                     ----------

            TOBACCO - 2.9%
  803,348   Altria Group, Inc.                                           49,085
                                                                     ----------

            TOTAL COMMON STOCKS
               (Cost $1,346,053)                                      1,650,131
                                                                     ----------

            CONVERTIBLE PREFERRED STOCKS - 0.3%
            INSURANCE - 0.3%
               (Cost $3,554)

136,100     Genworth Financial, Inc.                                      4,411
                                                                     ----------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 2.2%
   36,834   Nations Cash Reserves, Capital Class Shares#                 36,834
                                                                     ----------

            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $36,834)                                            36,834
                                                                     ----------

            TOTAL INVESTMENTS
               (Cost $1,386,441*)                           100.4%    1,691,376
                                                                     ----------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)         (0.4)%      (5,979)
                                                                     ----------

            NET ASSETS                                      100.0%   $1,685,397
                                                                     ==========

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,386,441.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   314,622         9,687          304,935

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:
ADR - American Depository Receipt
LTD - Limited

NATIONS FUNDS
NATIONS MARSICO MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                  VALUE
  SHARES                                                          (000)
----------                                                       -------
             COMMON STOCKS - 98.6%
             AEROSPACE AND DEFENSE - 0.9%
    34,447   Alliant Techsystems Inc.=                           $ 2,252
    48,602   Rockwell Automation, Inc.                             2,408
                                                                 -------
                                                                   4,660
                                                                 -------

             APPAREL AND TEXTILES - 1.5%
   132,850   Coach, Inc.=                                          7,493
                                                                 -------
             BROADCASTING AND CABLE - 2.5%
   639,450   Lions Gate Entertainment Corporation=                 6,791
    68,062   Pixar, Inc.=                                          5,827
                                                                 -------
                                                                  12,618
                                                                 -------

             CHEMICALS - SPECIALTY - 3.5%
   318,428   Monsanto Company                                     17,689
                                                                 -------
             COMMERCIAL BANKING - 5.6%
   183,614   Bank of Hawaii Corporation                            9,317
   220,322   East-West Bancorp, Inc.                               9,245
   295,659   South Financial Group, Inc.                           9,617
                                                                 -------
                                                                  28,179
                                                                 -------

             COMPUTERS AND OFFICE EQUIPMENT - 0.8%
    60,801   NCR Corporation=                                      4,209
                                                                 -------
             CONSUMER CREDIT AND MORTGAGES - 4.4%
   599,559   Countrywide Financial Corporation                    22,190
                                                                 -------
             DIVERSIFIED ELECTRONICS - 3.6%
   142,435   Harman International Industries, Inc.                18,089
                                                                 -------
             DIVERSIFIED MANUFACTURING - 1.9%
    50,224   Black & Decker Corporation                            4,436
    86,845   Ceradyne, Inc.= (a)                                   4,969
                                                                 -------
                                                                   9,405
                                                                 -------

             FINANCE - MISCELLANEOUS - 11.0%
    96,753   Chicago Mercantile Exchange Holdings, Inc.           22,128
   262,824   MarketAxess Holdings, Inc.= (a)                       4,471
   112,130   Moody's Corporation                                   9,738
   408,583   UCBH Holdings Inc.                                   18,721
                                                                 -------
                                                                  55,058
                                                                 -------

             FOOD AND DRUG STORES - 2.0%
   105,641   Whole Foods Market, Inc.                             10,073
                                                                 -------
             HEALTH SERVICES - 6.4%
   265,950   AMERIGROUP Corporation=                              20,122
   184,306   Foxhollow Technologies, Inc. (a)                      4,532
    75,583   Quest Diagnostics Inc.                                7,222
                                                                 -------
                                                                  31,876
                                                                 -------

             HEAVY MACHINERY - 2.3%
    28,831   Cummins, Inc.                                         2,416
    57,948   PACCAR, Inc.                                          4,664
    56,422   Parker-Hannifin Corporation                           4,273
                                                                 -------
                                                                  11,353
                                                                 -------

             HOUSING AND FURNISHING - 3.8%
   141,695   Toll Brothers, Inc.=                                  9,721
   316,380   WCI Communities, Inc.=                                9,302
                                                                 -------
                                                                  19,023
                                                                 -------

             INVESTMENT SERVICES - 2.7%
   331,196   Jefferies Group, Inc.                                13,341
                                                                 -------

            LODGING AND RECREATION - 19.3%
  193,158   Brunswick Corporation                                  9,561
  254,531   Kerzner International Ltd.= (a)                       15,285
  207,886   Las Vegas Sands Corporation=                           9,979
  158,527   MGM Mirage Inc.=                                      11,531
  347,958   Royal Caribbean Cruises Ltd. (a)                      18,942
7,508,000   Shangri-La Asia Ltd.                                  10,770
   85,116   Station Casinos, Inc.                                  4,654
  240,032   Wynn Resorts, Ltd.=                                   16,063
                                                                 -------
                                                                  96,785
                                                                 -------

            MEDICAL DEVICES AND SUPPLIES - 4.9%
  235,228   St. Jude Medical, Inc.=                                9,863
  521,994   Wright Medical Group, Inc.=                           14,877
                                                                 -------
                                                                  24,740
                                                                 -------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 2.4%
  284,204   QUALCOMM Inc.                                         12,050
                                                                 -------

            PHARMACEUTICALS - 0.9%
   75,726   Genzyme Corporation=                                   4,397
                                                                 -------

            PUBLISHING AND ADVERTISING - 2.4%
  146,141   Getty Images, Inc.=                                   10,062
   47,796   Lamar Advertising Company=                             2,045
                                                                 -------
                                                                  12,107
                                                                 -------

            RAILROADS, TRUCKING AND SHIPPING - 3.0%
  184,106   Expeditors International of Washington, Inc.          10,288
   68,235   UTI Worldwide, Inc.                                    4,641
                                                                 -------
                                                                  14,929
                                                                 -------

            REAL ESTATE - 1.0%
   62,785   Brascan Corporation                                    2,261
   43,091   The St. Joe Company                                    2,767
                                                                 -------
                                                                   5,028
                                                                 -------

            RESTAURANTS - 2.6%
  110,305   The Cheesecake Factory, Inc.=                          3,582
  202,208   Yum! Brands, Inc.                                      9,540
                                                                 -------
                                                                  13,122
                                                                 -------

            SOFTWARE - 4.4%
   78,875   Adobe Systems Inc.                                     4,949
  280,781   Electronic Arts Inc.=                                 17,318
                                                                 -------
                                                                  22,267
                                                                 -------

            SPECIALTY STORES - 2.9%
  410,367   PETsMart, Inc.                                        14,580
                                                                 -------

            TELECOMMUNICATIONS SERVICES - 1.9%
  572,596   Crown Castle International Corporation=                9,528
                                                                 -------

            TOTAL COMMON STOCKS
               (Cost $432,412)                                   494,789
                                                                 -------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 4.4%
   22,141   Nations Cash Reserves, Capital Class Shares#                         22,141
                                                                               --------

            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $22,141)                                                     22,141
                                                                               --------

            TOTAL INVESTMENTS
              (Cost $454,553*)                                        103.0%    516,930
                                                                               --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                   (3.0)%   (15,085)
                                                                               --------

            NET ASSETS                                                100.0%   $501,845
                                                                               ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $454,553.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   63,841          1,464          62,377

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $11,037.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $10,950 and $10,701, respectively.

ABBREVIATION:
LTD - Limited

NATIONS FUNDS
NATIONS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             COMMON STOCKS - 99.1%
             BRAZIL - 2.9%
    49,700   Brasil Telecom Participacoes SA, ADR                  $ 1,896
   127,400   Petroleo Brasileiro SA, ADR                             4,613
   342,100   Tele Norte Leste Participacoes SA, ADR                  5,771
                                                                   -------
                                                                    12,280
                                                                   -------

             FRANCE - 2.2%
   587,600   Alcatel SA=                                             9,145
                                                                   -------

             GERMANY - 9.6%
   258,100   Bayerische Hypo- und Vereinsbank AG=                    5,865
   156,800   DaimlerChrysler AG                                      7,524
   426,603   Deutsche Telekom AG=                                    9,660
    53,510   E.On AG                                                 4,884
    64,525   Hypo Real Estate Holdings AG=                           2,676
    22,000   Muenchener Rueckversicherungs - Gesellschaft AG=        2,698
   154,700   Volkswagen AG                                           7,023
                                                                   -------
                                                                    40,330
                                                                   -------

             ITALY - 2.9%
   890,178   Banca Intesa SpA                                        4,281
 1,911,493   Telecom Italia SpA                                      7,814
                                                                   -------
                                                                    12,095
                                                                   -------

             JAPAN - 13.0%
   121,000   Fuji Photo Film Company, Ltd.                           4,473
 1,298,000   Hitachi, Ltd.                                           8,999
   270,000   Matsushita Electric Industrial Company Ltd.             4,315
       596   Millea Holdings, Inc.                                   8,857
       755   Mitsubishi Tokyo Financial Group, Inc.                  7,645
     1,843   Nippon Telegraph and Telephone Corporation              8,296
   133,500   Sankyo Company, Ltd.                                    3,014
     1,144   Sumitomo Mitsui Financial Group, Inc.                   8,311
                                                                   -------
                                                                    53,910
                                                                   -------

             MEXICO - 1.5%
   167,500   Telefonos de Mexico SA de CV 'L', ADR                   6,419
                                                                   -------

             NETHERLANDS - 10.5%
   344,479   ABN AMRO Holding NV                                     9,125
   711,600   Aegon NV                                                9,702
    80,800   Akzo Nobel NV                                           3,446
   223,483   ING Groep NV                                            6,762
   374,580   Koninklijke Ahold NV=                                   2,902
   136,120   Koninklijke Ahold NV=@                                  1,055
   162,400   Unilever NV                                            10,889
                                                                   -------
                                                                    43,881
                                                                   -------

             RUSSIA - 1.2%
    40,600   LUKOIL, ADR                                             4,929
                                                                   -------

             SOUTH KOREA - 1.6%
    22,790   KT Corporation                                            914
   272,820   KT Corporation, ADR (a)                                 5,950
                                                                   -------
                                                                     6,864
                                                                   -------

             SPAIN - 5.2%
   367,780   Banco Bilbao Vizcaya Argentaria SA                      6,517
   463,600   Banco Santander Central Hispano SA                      5,763
   498,341   Telefonica SA                                           9,378
                                                                   -------
                                                                    21,658
                                                                   -------

             SWITZERLAND - 5.2%
    48,300   Nestle SA                                              12,660
    39,600   Zurich Financial Services AG=                           6,597
    15,400   Zurich Financial Services AG=@                          2,566
                                                                   -------
                                                                    21,823
                                                                   -------

             UNITED KINGDOM - 11.0%
 2,519,100   BAE Systems plc                                        11,148
 1,664,893   BT Group plc                                            6,489
   491,200   GlaxoSmithKline plc                                    11,524
 1,079,400   J Sainsbury plc                                         5,606
 1,359,961   Marks & Spencer Group plc                               8,956
   246,100   Unilever plc                                            2,417
                                                                   -------
                                                                    46,140
                                                                   -------

             UNITED STATES - 32.3%
   345,900   Albertson's, Inc.                                       8,260
   120,100   Altria Group, Inc.                                      7,338
   312,800   BellSouth Corporation                                   8,693
   325,600   Bristol-Myers Squibb Company                            8,342
   479,800   El Paso Corporation                                     4,990
   370,700   Ford Motor Company                                      5,427
   135,100   Goodyear Tire & Rubber Company= (a)                     1,981
    72,700   J.P. Morgan Chase & Company                             2,836
    86,900   Loews Corporation                                       6,109
   299,300   Merck & Company, Inc.                                   9,620
   330,000   Micron Technology, Inc.=                                4,076
   296,000   Pfizer Inc.                                             7,959
   534,200   Safeway Inc.=                                          10,545
   285,500   SBC Communications Inc.                                 7,357
   554,900   Schering-Plough Corporation                            11,586
   509,400   Tenet Healthcare Corporation=                           5,593
   641,319   The Kroger Company=                                    11,248
   127,200   Toys R Us, Inc.=                                        2,604
   201,500   Unisys Corporation=                                     2,051
    92,800   Verizon Communications Inc.                             3,759
   249,700   Xerox Corporation=                                      4,247
                                                                   -------
                                                                   134,621
                                                                   -------
             TOTAL COMMON STOCKS
                (Cost $336,771)                                    414,095
                                                                   -------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 2.9%
    12,330   Nations Cash Reserves, Capital
             Class Shares#                                           12,330
                                                                   --------

             TOTAL AFFILIATED INVESTMENT COMPANIES                   12,330
                                                                   --------
             (Cost $12,330)

             TOTAL INVESTMENTS
                (Cost $349,101*)                          102.0%    426,425
                                                                   --------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)      (2.0)%    (8,423)
                                                                   --------

             NET ASSETS                                   100.0%   $418,002
                                                                   ========

------------
Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

*    Cost for federal income tax purposes is $349,101.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   86,540          9,216          77,324

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $8,337.

(a) All or a portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $8,244 and $7,873, respectively.

ABBREVIATIONS:

ADR - American Depository Receipt
LTD - Limited

NATIONS FUNDS
NATIONS BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                             VALUE
  (000)                                                                              (000)
---------                                                                            -----
            ASSET-BACKED SECURITIES - 13.5%
            ASSET-BACKED - AUTO LOANS - 3.8%
USD1,333    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class A4,     USD1,349
            5.370% 06/12/08
      16    Americredit Automobile Receivables Trust, Series 2003-AM, Class A2A,         16
            1.670% 10/06/06
   3,008    Americredit Automobile Receivables Trust, Series 2004-AF, Class A2,       2,997
            1.490% 05/07/07
   2,743    BMW Vehicle Owner Trust, Series 2003-A, Class A3,                         2,730
            1.940% 02/25/07
   1,024    Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS,          1,029
            4.180% 10/15/07
   1,459    Capital Auto Receivables Asset Trust, Series 2003-2, Class B,             1,462
            2.683%** 01/15/09
   2,394    Capital Auto Receivables Asset Trust, Series 2003-3, Class A1B,           2,394
            2.453%** 01/16/06
   1,190    Capital One Prime Auto Receivables Trust, Series 2004-1, Class A2,        1,187
            1.470% 06/15/06
   3,805    Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,                3,777
            1.520% 05/15/07
   1,951    Chase Manhattan Auto Owner Trust, Series 2003-A, Class CTFS,              1,922
            2.040% 12/15/09
   2,000    Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,                1,983
            2.260% 11/15/07
   1,500    Chase Manhattan Auto Owner Trust, Series 2003-C, Class CTFS,              1,485
            2.780% 06/15/10
     497    Daimler Chrysler Auto Trust, Series 2003-A, Class A2,                       496
            1.520% 12/08/05
   6,610    Ford Credit Auto Owner Trust, Series 2002-B, Class B,                     6,697
            5.180% 10/16/06
   5,000    Ford Credit Auto Owner Trust, Series 2003-A, Class B1,                    4,976
            3.160% 08/15/07
   6,275    Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,                   6,276
            2.453%** 01/15/07
     770    Harley-Davidson Motorcycle Trust, Series 2003-2, Class A1,                  766
            1.340% 01/15/08
     538    Harley-Davidson Motorcycle Trust, Series 2003-2, Class B,                   526
            1.890% 02/15/11
   3,703    Harley-Davidson Motorcycle Trust, Series 2004-2, Class A1,                3,680
            2.180% 01/15/09
   2,905    Harley-Davidson Motorcycle Trust, Series 2004-2, Class B,                 2,888
            2.960% 02/15/12
     682    Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,                683
            3.000% 05/18/06
   2,191    Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,              2,184
            1.920% 11/20/06
   3,914    Honda Auto Receivables Owner Trust, Series 2003-2, Class A3,              3,888
            1.690% 02/21/07
   2,944    Household Automotive Trust, Series 2003-2, Class A3,                      2,923
            2.310% 04/17/08
     180    Mitsubishi Motor Credit America, Inc. Automobile Trust,                     181
            Series 2001-2, Class B,
            5.750% 06/15/07
   2,911    WFS Financial Owner Trust, Series 2004-1, Class A2,                       2,892
            1.510% 07/20/07

   3,934    WFS Financial Owner Trust, Series 2004-1, Class B,                        3,875

            2.340% 08/22/11

   7,704    World OMNI Auto Receivables Trust, Series 2001-B, Class A4,             7,751
            4.490% 08/20/08                                                        ------
                                                                                   73,013
                                                                                   ------

            ASSET-BACKED - CREDIT CARD RECEIVABLES - 3.4%
  15,000    American Express Credit Account Master Trust, Series 2000-3,           15,004
            Class B,
            2.753%** 11/15/07
   2,089    Bank One Issuance Trust, Series 2002-A4, Class A4,                      2,088
            2.940% 06/16/08
   4,250    Bank One Issuance Trust, Series 2003-B2, Class B2,                      4,256
            2.633%** 02/17/09
   3,500    Capital One Master Trust, Series 2002-3A, Class B,                      3,511
            4.550% 02/15/08
  10,000    Capital One Multi-Asset Execution Trust, Series 2002-B1, Class B1,     10,027
            3.083% 07/15/08
   2,630    Chase Credit Card Master Trust, Series 2002-2, Class C,                 2,635
            3.303%** 07/16/07
   4,100    Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3,          4,126
            4.400% 05/15/07
   3,500    Gracechurch Card Funding Plc, Series 6, Class B,                        3,502
            2.593%** 02/17/09
  12,920    MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4,          12,951
            2.513% 08/17/09
   7,000    MBNA Master Credit Card Trust, Series 1998-F, Class A,                  7,004
            2.590%** 02/15/08                                                      ------
                                                                                   65,104
                                                                                   ------

            ASSET-BACKED - HOME EQUITY LOANS - 5.0%
   1,079    Ameriquest Finance NIM Trust, Series 2003-N10A,                         1,080
            2.678%** 08/25/08
     668    ARGENT NIM Trust, Series 2004-WN2, Class A,                               669
            4.550% 04/25/34
   1,786    Bear Stearns Asset Backed Securities, Inc., Series 2004-2, Class A1,    1,785
            2.918% 08/25/34
   1,693    CDC Mortgage Capital trust, Series 2003-HE4, Class A2,                  1,694
            2.648%** 03/25/34
     774    Chase Funding Mortgage Loan Asset-Backed, Series 2003-6, Class 2A1,       774
            2.587% 05/25/21
   2,673    Chase Funding Mortgage Loan Asset-Backed, Series 2004-1, Class 1A1,     2,673
            2.527% 11/25/18
     295    Chase Funding Net Interest Margin, Series 2003-6A, Class Note,            295
            5.000% 01/27/35
     547    Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,            569
            6.880% 01/15/28
  15,000    Countrywide Asset- Backed Certificates, Series 2004-11, Class A2,      15,016
            2.800% 03/25/33**
     431    Countrywide Asset-Backed Certificates, Series 2003-5, Class AF1B,         431
            2.598%** 08/25/22
   9,000    Countrywide Asset-Backed Certificates, Series 2004-14, Class A2,        9,000
            2.690% 06/25/36
  15,000    Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class 2A2,    15,000
            2.718% 12/25/32**
  15,057    Fieldstone Mortgage Investment Corporation, Series 2004-4, Class 2A,   15,053
            2.738% 10/25/35**
   2,114    First Alliance Mortgage Loan Trust, Series 1994-2, Class A1,            2,111
            7.625% 07/25/25
     525    First Plus Home Loan Trust, Series 1998-2, Class M1,                      525
            7.720% 05/10/24
   5,000    GMAC Mortgage Corporation Loan Trust, Series 2004-HE1, Class A1,        5,002
            2.498%** 06/25/34
     126    Merrill Lynch Mortgage Investors, Inc., Series 2002-HE1N, Class N1,       126
            3.018%** 11/25/09
  13,790    Merrill Lynch Mortgage Investors, Inc., Series 2004-WMC5, Class A2A,   13,791
            2.788% 07/25/35**
     172    Residential Asset Securities Corporation, Series 2003-KS7, Class          172

            AI1,
            2.538%** 03/25/19
   7,535    Residential Asset Mortgage Products, Inc., Series 2004-RS7,              7,536
            Class AI1,
            2.588% 08/25/22
   3,309    Securitized Asset Backed Receivables, Series 2004-OP1, Class A2,         3,309
            2.668%** 02/25/34
     240    Structured Asset Investment Loan Trust, Series 2003-BC7, Class 1A1,        240
            2.548%** 07/25/33                                                      -------
                                                                                    96,851
                                                                                   -------

            ASSET-BACKED - OTHER - 1.3%
     193    Bombardier Capital Mortgage Securitization, Series 1998-A, Class A3,       200
            6.230% 04/15/28
  14,880    CIT Equipment Collateral, Series 2002-VT1, Class A4,                    14,987
            4.670% 12/21/09
     630    Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,               635
            Class A2,
            5.360% 03/30/07
   1,590    Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,                1,463
            2.633%** 05/15/13
   7,811    Oncor Electric Delivery Transition Bond Company, Series 2003-1,          7,746
            Class A1,                                                              -------
            2.260% 02/15/09
                                                                                    25,031
                                                                                   -------

            TOTAL ASSET-BACKED SECURITIES
               (Cost $260,539)                                                     259,999
                                                                                   -------

            CORPORATE BONDS AND NOTES - 32.0%
            AEROSPACE AND DEFENSE - 0.4%
   1,050    BE Aerospace, Inc., Series B,                                            1,097
            8.875% 05/01/11 (a)
   3,782    Northrop Grumman Corporation,                                            4,340
            7.125% 02/15/11
   2,200    Raytheon Company,                                                        2,292
            5.375% 04/01/13                                                        -------
                                                                                     7,729
                                                                                   -------

            AIRLINES - 0.2%
   2,957    Continental Airlines, Inc., Series 971A,                                 2,862
            7.461% 04/01/15
     500    Continental Airlines, Inc., Series D,                                      410
            7.568% 12/01/06
     760    Northwest Airlines Inc.,                                                   686
            9.875% 03/15/07 (a)                                                    -------
                                                                                     3,958
                                                                                   -------

            APPAREL AND TEXTILES - 0.1%
     800    Levi Strauss & Company,                                                    890
            12.250% 12/15/12 (a)
     300    Phillips-Van Heusen Corporation,                                           326
            8.125% 05/01/13                                                        -------
                                                                                     1,216
                                                                                   -------

            AUTOMOTIVE - 1.4%
     500    Asbury Automotive Group Inc.,                                              495
            8.000% 03/15/14
     160    Cooper Standard Auto,                                                      160
            8.375% 12/15/14@
   6,697    DaimlerChrysler NA Holdings Corporation,                                 6,683
            4.050% 06/04/08
     500    Dura Operating Corporation, Series B,                                      520
            8.625% 04/15/12
   7,734    Ford Motor Company,                                                      7,778
            7.450% 07/16/31
   1,600    Ford Motor Credit Company,                                               1,724
            7.375% 02/01/11
   4,263    General Motors Acceptance Corporation,                                   4,381

             6.150% 04/05/07
     2,782   General Motors Acceptance Corporation,                  2,851
             6.875% 09/15/11
     2,628   General Motors Acceptance Corporation,                  2,701
             8.000% 11/01/31
       700   Goodyear Tire & Rubber Company,                           711
             7.857% 08/15/11 (a)                                   -------
                                                                    28,004
                                                                   -------

             BEVERAGES - 0.5%
     2,856   Anheuser-Busch Companies, Inc.,                         3,081
             5.950% 01/15/33
     5,772   Cadbury Schweppes plc,                                  5,876
             5.125% 10/01/13@                                      -------
                                                                     8,957
                                                                   -------

             BROADCASTING AND CABLE - 1.6%
       500   Atlantic Broadband Finance LLC,                           484
             9.375% 01/15/14@ (a)
     1,445   Charter Communications Holdings LLC,                    1,232
             9.920% 04/01/11
     1,550   Comcast Cable Communications, Inc.,                     1,796
             7.125% 06/15/13
     1,600   CSC Holdings Inc.,                                      1,648
             6.750% 04/15/12@
       240   Directv Holdings LLC,                                     269
             8.375% 03/15/13
       600   Granite Broadcasting Corporation,                         573
             9.750% 12/01/10
     6,456   Liberty Media Corporation,                              6,421
             3.500% 09/25/06
       500   Paxson Communications Corporation,                        525
             10.750% 07/15/08 (a)
       500   Sinclair Broadcast Group, Inc.,                           544
             8.750% 12/15/11
     1,000   Spanish Broadcasting System, Inc., Class A,             1,050
             9.625% 11/01/09
     2,159   Tele-Communications, Inc., Class A,                     3,065
             9.875% 06/15/22
     2,179   The Walt Disney Company, MTN,                           2,272
             5.500% 12/29/06
     1,740   Time Warner Inc.,                                       1,866
             8.110% 08/15/06
     2,472   Time Warner Inc.,                                       3,178
             9.125% 01/15/13
     3,000   Time Warner Inc.,                                       3,629
             7.625% 04/15/31
     1,852   Viacom Inc., Class B,                                   1,936
             5.625% 05/01/07
       355   XM Satellite Radio Inc.                                   365
             7.660% 05/01/09                                       -------
                                                                    30,853
                                                                   -------

             BUILDING MATERIALS - 0.0%+
       360   Acih Inc.,                                                260
             0.000% 12/15/12@                                      -------

             CHEMICALS - BASIC - 0.3%
        50   Aventine Renewable Energy,                                 51
             8.501%** 12/15/11@
       750   Lyondell Chemical Company, Series A,                      825
             9.625% 05/01/07
     1,994   The Dow Chemical Company,                               2,184
             6.125% 02/01/11
     2,716   The Dow Chemical Company,                               3,295
             7.375% 11/01/29                                       -------
                                                                     6,355
                                                                   -------

             CHEMICALS - SPECIALTY - 0.7%

     2,108   E.I. du Pont de Nemours and Company,                    2,100
             3.375% 11/15/07
     1,218   Eastman Chemical Company,                               1,189
             3.250% 06/15/08
     2,428   Eastman Chemical Company,                               2,627
             6.300% 11/15/18
       700   Equistar Chemicals, LP,                                   812
             10.625% 05/01/11
     2,200   Huntsman International Holdings LLC,                    1,232
             0.000% 12/31/09***
       130   Huntsman International LLC,                               130
             7.375% 01/01/15@
     1,989   Praxair, Inc.,                                          2,047
             4.750% 07/15/07
     2,325   Praxair, Inc.,                                          2,515
             6.500% 03/01/08                                       -------
                                                                    12,652
                                                                   -------

             COMMERCIAL BANKING - 4.1%
    10,455   Bank One Corporation,                                  11,190
             6.000% 08/01/08
     7,489   First Union National Bank,                              7,995
             5.800% 12/01/08
     7,008   J.P. Morgan Chase & Company,                            7,587
             7.250% 06/01/07
     2,861   Mellon Funding Corporation,                             2,947
             4.875% 06/15/07
     5,096   National City Bank,                                     5,044
             4.625% 05/01/13 (a)
     5,628   PNC Funding Corporation,                                5,836
             5.750% 08/01/06
     5,292   Popular North America Inc., MTN, Series E,              5,515
             6.125% 10/15/06
     2,100   The Bank of New York, Inc., MTN, Series E,              2,117
             3.900% 09/01/07
     6,846   Union Planters Corporation,                             6,834
             4.375% 12/01/10
     3,654   US Bank N.A., Minnesota,                                3,623
             2.850% 11/15/06
     6,752   US Bank N.A., Minnesota,                                7,498
             6.375% 08/01/11
     6,302   Washington Mutual, Inc.,                                6,563
             5.625% 01/15/07
     6,200   Washington Mutual, Inc.,                                5,928
             4.625% 04/01/14                                       -------
                                                                    78,677
                                                                   -------

             COMMERCIAL SERVICES - 0.4%
     1,000   Allied Waste North America Inc.,                        1,025
             7.875% 04/15/13
     1,000   Language Line Inc.,                                     1,060
             11.125% 06/15/12
     5,056   Waste Management, Inc.,                                 5,794
             7.375% 08/01/10
       500   Waste Services Inc.,                                      498
             9.500% 04/15/14@ (a)                                  -------
                                                                     8,377
                                                                   -------

             COMPUTERS AND OFFICE EQUIPMENT - 0.5%
     6,394   Hewlett-Packard Company,                                6,657
             5.750% 12/15/06
     3,173   International Business Machines Corporation,            3,258
             4.875% 10/01/06                                       -------
                                                                     9,915
                                                                   -------

             CONGLOMERATES - 0.1%
     2,108   General Electric Company,                               2,163
             5.000% 02/01/13                                       -------

             CONSTRUCTION - 0.4%
     1,820   K. Hovnanian Enterprises Inc.,                          1,834
             6.500% 01/15/14
     5,455   KB HOME,                                                5,400
             5.750% 02/01/14                                       -------
                                                                     7,234
                                                                   -------
             CONSUMER CREDIT AND MORTGAGES - 1.1%
     4,535   American Express Company,                               4,697
             5.500% 09/12/06
     1,887   American Express Company,                               1,896
             3.750% 11/20/07 (a)
     2,746   American Express Company,                               2,831
             4.750% 06/17/09
     2,090   American General Finance Corporation, MTN, Series H,    2,009
             2.750% 06/15/08
    10,093   Countrywide Home Loans, Inc., MTN, Series J,           10,409
             5.500% 08/01/06                                       -------
                                                                    21,842
                                                                   -------
             CONSUMER PRODUCTS - 0.1%
     1,926   Fortune Brands, Inc.,                                   1,908
             2.875% 12/01/06                                       -------

             CONSUMER SERVICES - 0.1%
       600   Amscan Holdings, Inc.,                                    600
             8.750% 05/01/14
       250   Finlay Fine Jewelry Corporation,                          270
             8.375% 06/01/12
       350   Jostens IH Corporation,                                   364
             7.625% 10/01/12@
       500   NationsRent Inc.,                                         560
             9.500% 10/15/10
       345   Service Corporation International,                        373
             7.700% 04/15/09                                        -------
                                                                     2,167
                                                                    -------

             DEPARTMENT AND DISCOUNT STORES - 0.5%
       240   Kohl's Corporation,                                       249
             6.700% 02/01/06
       260   Saks Inc.,                                                266
             7.000% 12/01/13
     2,876   Target Corporation,                                     3,039
             5.400% 10/01/08
     1,320   Target Corporation,                                     1,397
             5.375% 06/15/09
     4,057   Wal-Mart Stores, Inc.,                                  4,196
             5.450% 08/01/06                                       -------
                                                                     9,147
                                                                   -------

             DIVERSIFIED MANUFACTURING - 0.2%
       500   Coleman Cable Inc.,                                       531
             9.875% 10/01/12@
       750   Fastentech Inc.,                                          863
             12.500% 05/01/11@
       500   Koppers Inc.,                                             570
             9.875% 10/15/13
       750   Mueller Holdings Inc., (0.000)% due 4/15/14               514
             14.750% beginning 4/15/09
     1,000   TriMas Corporation,                                     1,060
             9.875% 06/15/12
       300   WII Components, Inc.,                                     300
             10.000% 02/15/12                                      -------
                                                                     3,838
                                                                   -------

             ELECTRIC POWER - NON NUCLEAR - 2.0%
     1,804   Appalachian Power Company, Series G,                    1,782
             3.600% 05/15/08
       600   Calpine Corporation,                                      515

             8.500% 07/15/10@ (a)
       510   Calpine Generating Corporation,                          499
             11.050% 04/01/11 (a)
     2,980   Consolidated Edison Company of New York,               3,063
             4.700% 06/15/09
     3,280   Consolidated Edison Company of New York,
             Series 2000-C,                                         3,387
             6.625% 12/15/05
       912   Dominion Resources, Inc.,                                918
             5.000% 03/15/13 (a)
       500   Edison Mission Energy,                                   593
             9.875% 04/15/11
     2,125   Exelon Generation Company, LLC,                        2,179
             5.350% 01/15/14
       700   Orion Power Holdings, Inc.,                              889
             12.000% 05/01/10
       976   Pacific Gas and Electric Company,                        965
             4.200% 03/01/11
     1,377   Pacific Gas and Electric Company,                      1,430
             6.050% 03/01/34
     1,416   Pepco Holdings, Inc.,                                  1,473
             5.500% 08/15/07
     7,344   Progress Energy, Inc.,                                 7,700
             6.050% 04/15/07
       500   PSEG Energy Holdings, Inc.,                              549
             8.625% 02/15/08
     1,701   Public Service Electric & Gas Company, MTN,
             Series C,                                              1,702
             4.000% 11/01/08
       175   Texco Genco LLC,                                         181
             6.875% 12/15/14@
     3,450   TXU Corporation,                                       3,427
             5.550% 11/15/14@
     5,000   TXU Corporation,                                       4,951
             6.550% 11/15/34@
     3,021   Westar Energy, Inc.,                                   3,381
             9.750% 05/01/07                                       ------
                                                                   39,584
                                                                   ------
             ELECTRIC POWER - NUCLEAR - 1.2%
     2,999   CenterPoint Energy Resources Corporation, Series B,    3,565
             7.875% 04/01/13
     2,626   FirstEnergy Corporation, Series B,                     2,853
             6.450% 11/15/11
     1,341   FirstEnergy Corporation, Series C,                     1,531
             7.375% 11/15/31
     2,190   Kiowa Power Partners, LLC,                             2,199
             5.737% 03/30/21@
     4,302   MidAmerican Energy Holdings, Series D,                 4,259
             5.000% 02/15/14
     3,248   Southern Company Capital Funding, Series A,            3,396
             5.300% 02/01/07
     1,753   Southern Power Company, Series B,                      1,916
             6.250% 07/15/12
     3,516   Virginia Electric and Power Company, Series A,         3,642
             5.375% 02/01/07                                       ------
                                                                   23,361
                                                                   ------
             ENERGY - MISCELLANEOUS - 0.0%+
       750   Dynegy Holdings Inc.,                                    722
             6.875% 04/01/11 (a)                                   ------


             EXPLORATION AND PRODUCTION - 0.7%
       230   Chesapeake Energy Corporation,                           251
             7.500% 06/15/14
     6,526   Pioneer Natural Resources Company,                     6,995
             6.500% 01/15/08
     5,520   XTO Energy, Inc.,                                      6,460
             7.500% 04/15/12                                       ------

                                                                   13,706
                                                                   ------

             FINANCE - MISCELLANEOUS - 2.9%
     2,415   Capital One Bank,                                      2,487
             5.000% 06/15/09
     2,752   CIT Group, Inc.,                                       2,971
             7.375% 04/02/07
     6,000   CitiCorp Lease,                                        7,134
             8.040% 12/15/19@
       300   Dollar Financial Group Inc.,                             326
             9.750% 11/15/11
     3,225   Fund American Companies, Inc.,                         3,282
             5.875% 05/15/13
     8,000   General Electric Capital Corporation, MTN,
             Series A,                                              9,363
             6.750% 03/15/32
     3,546   Household Finance Corporation,                         3,745
             7.200% 07/15/06
     4,336   Household Finance Corporation,                         4,633
             5.875% 02/01/09
     1,907   Household Finance Corporation,                         2,107
             6.375% 11/27/12
     1,743   International Lease Finance Corporation,               1,765
             4.500% 05/01/08
     6,760   International Lease Finance Corporation,               6,582
             3.500% 04/01/09
       600   LaBranche & Company Inc.,                                645
             11.000% 05/15/12
     2,226   National Rural Utilities Cooperative Finance
             Corporation,                                           2,203
             3.250% 10/01/07
     2,700   National Rural Utilities Cooperative Finance
             Corporation,                                           2,886
             5.750% 08/28/09
     6,000   Rabobank Capital Funding II,                           6,105
             5.260% 12/29/49@                                      ------
                                                                   56,234
                                                                   ------

             FOOD AND DRUG STORES - 0.5%
 USD 2,040   CVS Corporation,                                       2,048
             5.298% 01/11/27@
     6,630   Fred Meyer, Inc.,                                      7,309
             7.450% 03/01/08
       500   Rite Aid Corporation,                                    505
             9.250% 06/01/13  (a)
       600   Stater Brothers Holdings Inc.,                           635
             8.125% 06/15/12  (a)                                  ------
                                                                   10,497
                                                                   ------

             FOOD PRODUCTS - 0.1%
        70   Dole Food Company, Inc.,                                  76
             8.625% 05/01/09
       700   Merisant Company,                                        623
             9.750% 07/15/13@
       600   Pinnacle Foods Group, Inc.,                              572
             8.250% 12/01/13  (a)                                  ------
                                                                    1,271
                                                                   ------

             HEALTH SERVICES - 0.5%
       500   Insight Health Services Corporation, Series B,           505
             9.875% 11/01/11
       750   Tenet Healthcare Corporation,                            818
             9.875% 07/01/14@
       500   US Oncology, Inc.,                                       559
             9.000% 08/15/12@
     6,769   Wellpoint Health Networks Inc.,                        7,047
             6.375% 06/15/06                                       ------
                                                                    8,929
                                                                   ------

             HEAVY MACHINERY - 0.6%
     4,968   Caterpillar Financial Services Corporation,            5,139
             5.950% 05/01/06

     3,142   Caterpillar Financial Services Corporation, MTN,
             Series F,                                              3,091
             2.350% 09/15/06
       130   Douglas Dynamics LLC                                     132
             7.750% 01/15/12@
     4,098   John Deere Capital Corporation, MTN, Series D,         4,092
             3.125% 12/15/05                                       ------
                                                                   12,454
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.2%
       900   Playtex Products, Inc.,                                  961
             9.375% 06/01/11  (a)
     1,926   Procter & Gamble Company,                              1,982
             4.750% 06/15/07                                       ------
                                                                    2,943
                                                                   ------

             HOUSING AND FURNISHING - 0.2%
     3,662   Beazer Homes USA, Inc.,                                3,708
             6.500% 11/15/13                                       ------

             INSURANCE - 0.6%
     2,213   Mass Mutual Global Funding II,                         2,124
             2.550% 07/15/08@
       938   MetLife, Inc.,                                           973
             5.375% 12/15/12
     6,773   Prudential Funding LLC, MTN,                           7,329
             6.600% 05/15/08@
     1,605   The Hartford Financial Services Group, Inc.,           1,576
             2.375% 06/01/06                                       ------
                                                                   12,002
                                                                   ------

             INTEGRATED OIL - 1.0%
     3,500   Amerada Hess Corporation,                              3,905
             7.300% 08/15/31
     3,495   Conoco Funding Company,                                3,620
             5.450% 10/15/06
     4,830   Conoco Funding Company,                                5,391
             6.350% 10/15/11
     7,032   USX Corporation,                                       7,279
             6.650% 02/01/06                                       ------
                                                                   20,195
                                                                   ------

             INVESTMENT SERVICES - 2.6%
     1,944   Bear Stearns Companies Inc.,                           2,024
             5.700% 01/15/07
     6,256   Bear Stearns Companies Inc.,                           6,310
             4.500% 10/28/10(a)
     2,557   Citigroup Global Markets Holdings Inc.,                2,769
             6.500% 02/15/08
       704   Credit Suisse First Boston USA, Inc.,                    732
             5.875% 08/01/06
     3,452   Credit Suisse First Boston USA, Inc.,                  3,764
             6.125% 11/15/11
     1,200   Goldman Sachs Group, Inc.,                             1,215
             4.125% 01/15/08
     5,858   Goldman Sachs Group, Inc.,                             6,537
             6.600% 01/15/12
     4,530   Lehman Brothers Holdings Inc.,                         4,949
             7.000% 02/01/08
     5,640   Merrill Lynch & Company, Inc.,                         6,053
             6.000% 02/17/09
     2,538   Merrill Lynch & Company, Inc., MTN, Series B,          2,517
             2.070% 06/12/06
     2,717   Merrill Lynch & Company, Inc., MTN, Series B,          2,710
             3.700% 04/21/08
     4,509   Morgan Stanley,                                        5,057
             6.750% 04/15/11                                       ------
                                                                   44,637
                                                                   ------

             LODGING AND RECREATION - 0.3%

      500   AMF Bowling Worldwide, Inc.,                              534
            10.000% 03/01/10
      300   Hard Rock Hotel Inc.,                                     332
            8.875% 06/01/13
      600   LCE Acquisition Corporation,                              650
            9.000% 08/01/14@
      500   Marquee Holdings Inc.,                                    338
            0.000% 08/15/14@ (a)
      500   MGM Mirage,                                               526
            6.750% 09/01/12
    1,000   Pinnacle Entertainment, Inc.,                           1,062
            8.250% 03/15/12
      300   River Rock Entertainment,                                 336
            9.750% 11/01/11
      340   Seneca Gaming Corporation,                                358
            7.250% 05/01/12
      540   Six Flags, Inc.,                                          543
            9.625% 06/01/14
      104   Virgin River Casino Corporation,                          108
            9.000% 01/15/12@
      175   Virgin River Casino Corporation,                          109
            0.000% 01/15/13
      500   Wynn Las Vegas LLC,                                       495
            6.625% 12/01/14@                                       ------

                                                                    5,391
                                                                   ------

            MEDICAL DEVICES AND SUPPLIES - 0.1%
    1,819   Bristol-Myers Squibb Company,                           1,859
            4.750% 10/01/06
    1,300   MQ Associates Inc.,                                       982
            0.000% 08/15/12                                        ------

                                                                    2,841
                                                                   ------

            METALS AND MINING - 0.2%
    3,385   Alcoa Inc.,                                             3,916
            7.375% 08/01/10
      500   Wise Metals Group LLC,                                    505
            10.250% 05/15/12                                       ------

                                                                    4,421
                                                                   ------

            NATURAL GAS DISTRIBUTION - 0.2%
    3,631   NiSource Finance Corporation,                           3,721
            5.400% 07/15/14                                        ------

            NATURAL GAS PIPELINES - 0.7%
    3,144   Consolidated Natural Gas Company, Series B,             3,247
            5.375% 11/01/06
    4,046   Duke Capital LLC,                                       4,072
            4.370% 03/01/09
    1,000   El Paso CGP Company,                                    1,045
            7.750% 06/15/10
      900   Sonat Inc.,                                               932
            7.625% 07/15/11
    3,991   Teppco Partners, LP,                                    4,605
            7.625% 02/15/12
      500   Williams Companies, Inc.,                                 578
            8.125% 03/15/12                                        ------

                                                                   14,479
                                                                   ------

            OILFIELD SERVICES - 0.0%+
      200   Pride International, Inc.,
            7.375% 07/15/14

                                                                      219
                                                                   ------

            PAPER AND FOREST PRODUCTS - 0.4%
    2,317   International Paper Company,                            2,325
            4.250% 01/15/09
    1,705   MeadWestvaco Corporation,                               1,928
            6.850% 04/01/12

    2,710   MeadWestvaco Corporation,                               3,387
            8.200% 01/15/30                                        ------

                                                                    7,640
                                                                   ------

            PUBLISHING AND ADVERTISING - 0.6%
    1,200   Advanstar Communications Inc.,                          1,295
            12.000% 02/15/11
      400   CBD Media Holdings, LLC,                                  412
            9.250% 07/15/12@ (a)
    1,000   Dex Media East LLC,                                     1,139
            9.875% 11/15/09
      600   Dex Media, Inc., (0.000)% due 11/15/13                    470
            9.000% beginning 11/15/08,
            0.000% 11/15/13
      166   News America Holdings Inc.,                               179
            6.625% 01/09/08
      647   News America Holdings Inc.,                               834
            9.250% 02/01/13
      840   News America Holdings Inc.,                               894
            6.550% 03/15/33
    3,650   News America Holdings Inc.,                             4,630
            8.150% 10/17/36
      500   Primedia Inc.,                                            529
            8.875% 05/15/11
      500   Vertis Inc., Series B,                                    543
            10.875% 06/15/09
      600   Warner Music Group,                                       615
            7.375% 04/15/14@
      500   WDAC Subsidiary Corporation                               493
            8.375% 12/01/14@                                       ------

                                                                   12,033
                                                                   ------

            RAILROADS, TRUCKING AND SHIPPING - 0.2%
    4,184   Burlington Northern Santa Fe Corporation,               4,730
            6.750% 07/15/11                                        ------

            REAL ESTATE - 0.4%
    3,136   EOP Operating LP,                                       3,537
            7.000% 07/15/11
    3,822   EOP Operating LP,                                       3,697
            4.750% 03/15/14                                        ------

                                                                    7,234
                                                                   ------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
    5,483   Camden Property Trust,                                  5,516
            5.375% 12/15/13
    2,311   Health Care Property Investors, Inc.,                   2,530
            6.450% 06/25/12
    5,439   iStar Financial Inc., Series B,                         5,522
            4.875% 01/15/09
    5,283   Simon Property Group, LP,                               5,199
            3.750% 01/30/09
      750   Thornburg Mortgage, Inc.,                                 797
            8.000% 05/15/13                                        ------

                                                                   19,564
                                                                   ------

            RESTAURANTS - 0.0%+
      160   Landry's Restaurants, Inc.,
            7.500% 12/15/14@                                          159
                                                                   ------

            SEMICONDUCTORS - 0.0%+
      600   Amkor Technology, Inc.,
            9.250% 02/15/08 (a)                                       614
                                                                   ------

            TELECOMMUNICATIONS SERVICES - 2.1%
      500   American Cellular Corporation, Series B,                  429
            10.000% 08/01/11
    3,803   BellSouth Corporation,                                  3,910

              5.000% 10/15/06 (a)
        500   Cincinnati Bell Inc.,                                    506
              8.375% 01/15/14 (a)
        500   Dobson Communications Corporation, Class A,              351
              8.875% 10/01/13 (a)
        500   Horizon PCS, Inc.,                                       560
              11.375% 07/15/12@
      1,000   Nextel Communications, Inc.,                           1,100
              7.375% 08/01/15
        500   Nextel Partners, Inc.,                                   555
              8.125% 07/01/11
        500   Panamsat Holding Corporation,                            344
              .000% 11/01/14@ (a)
      1,000   Qwest Capital Funding, Inc.,                             980
              7.250% 02/15/11
      1,000   Qwest Services Corporation,                            1,203
              14.000%** 12/15/10@
        500   Rural Cellular Corporation,                              529
              8.250% 03/15/12
      7,197   SBC Communications Inc.,                               7,428
              5.750% 05/02/06
        600   Securus Technologies, Inc.,                              600
              11.000% 09/01/11@
      1,009   Sprint Capital Corporation,                            1,082
              6.125% 11/15/08
      5,223   Sprint Capital Corporation,                            6,362
              8.375% 03/15/12
      2,977   Sprint Capital Corporation,                            3,966
              8.750% 03/15/32
        350   Time Warner Telecom LLC,                                 354
              9.750% 07/15/08  (a)
        500   US Unwired Inc., Series B,                               564
              10.000% 06/15/12
        159   Verizon Global Funding Corporation,                      198
              7.750% 12/01/30
      9,157   Verizon Pennsylvania Inc., Series A,                   9,640
              5.650% 11/15/11
        500   Western Wireless Corporation, Class A,                   544
              9.250% 07/15/13 (a)                                  -------
                                                                    41,205
                                                                   -------

              TOTAL CORPORATE BONDS AND NOTES
              (Cost $599,927)                                      619,746
                                                                   -------

              SUPRANATIONAL - 0.5%
              SUPRANATIONAL BANKS - 0.5%

JPY 335,000   African Development Bank,                              3,464
              1.950% 03/23/10
EUR     870   Corp Andina de Fomento,                                1,321
              6.375% 06/18/09
GBP      80   European Investment Bank,                                165
              7.625% 12/07/07
EUR     860   European Investment Bank,                              1,172
              3.625% 10/15/13
JPY 315,000   International Bank for Reconstruction and
              Development,                                           3,238
              2.000% 02/18/08                                      -------

              TOTAL SUPRANATIONAL
              (Cost $8,928)                                          9,360
                                                                   -------

              FOREIGN BONDS AND NOTES - 7.4%
              BROADCASTING AND CABLE - 0.0%+
        500   Quebecor Media Inc.,
              11.125% 07/15/11                                         571
                                                                   -------

              CHEMICALS - SPECIALTY - 0.0%+
        250   Rhodia SA

              8.875% 06/01/11 (a)                                    252
                                                                   -----

              COMMERCIAL BANKING - 0.1%
      2,133   HSBC Holdings plc,                                   2,564
              7.350% 11/27/32@                                     -----

              DIVERSIFIED ELECTRONICS - 0.0%+
        500   Flextronics International Ltd.,                        495
              6.250% 11/15/14@                                     -----

              DIVERSIFIED MANUFACTURING - 0.4%
        405   Bombardier Recreational Products Inc.,                 432
              8.375% 12/15/13 (a)
      6,000   Hutchison Whampoa International Ltd.,                6,319
              6.250% 01/24/14@
        110   Maax Corporation,                                      116
              9.750% 06/15/12@                                     -----
                                                                   6,867
                                                                   -----

              EXPLORATION AND PRODUCTION - 0.3%
        500   Compton Petroleum Corporation,                         553
              9.900% 05/15/09
      3,225   Gazprom International SA,                            3,410
              7.201% 02/01/20@
      1,040   Nexen Inc.,                                          1,288
              7.875% 03/15/32                                      -----
                                                                   5,251
                                                                   -----

              FINANCE - MISCELLANEOUS - 0.3%
        250   Aries Vermoegensverwaltungs,                           309
              9.600% 10/25/14
JPY 300,000   Eksportfinans ASA,                                   3,092
              1.800% 06/21/10
USD   3,000   UFJ Finance Aruba,                                   3,342
              6.750% 07/15/13                                      -----
                                                                   6,743
                                                                   -----

              INTEGRATED OIL - 0.1%
      2,495   Pemex Project Funding Master Trust,                  2,773
              7.375% 12/15/14                                      -----

              METALS AND MINING - 0.1%
      1,683   Codelco Inc.,                                        1,752
              5.500% 10/15/13@
        185   Hudbay Mining & Smelting Company,                      181
              9.625% 01/15/12@ (a)                                 -----
                                                                   1,933
                                                                   -----
              NATURAL GAS DISTRIBUTION - 0.0%+
        600   Ocean Rig ASA,                                         618
              10.250% 06/01/08                                     -----

              OILFIELD SERVICES - 0.0%+
        500   CHC Helicopter Corporation,                            528
              7.375% 05/01/14
        500   J. Ray McDermott, S.A.,                                558
              11.000% 12/15/13@                                    -----
                                                                   1,086
                                                                   -----

              PACKAGING AND CONTAINERS - 0.0%+
        500   Crown Euro Holdings S.A.,                              591
              10.875% 03/01/13                                     -----

              PAPER AND FOREST PRODUCTS - 0.0%+
        245   Norske Skog Canada Ltd., Series D,                     263
              8.625% 06/15/11
        200   Tembec Industries, Inc.,                               201
              8.500% 02/01/11                                      -----
                                                                     464
                                                                   -----

              PUBLISHING AND ADVERTISING - 0.0%+
        500   Hollinger Inc.,                                        590
              12.875%** 03/01/11@                                  -----

              RAILROADS, TRUCKING AND SHIPPING - 0.5%
      3,339   Canadian National Railway Company,                   3,843
              6.900% 07/15/28
      1,000   Stena AB,                                              990
              7.000% 12/01/16@
        800   Ship Finance International Ltd.,                       824
              8.500% 12/15/13                                      -----
                                                                   5,657
                                                                   -----

              SOVEREIGN GOVERNMENT BONDS AND NOTES - 5.0%
      1,715   Federal Republic of Brazil,                          2,287
              14.500% 10/15/09
      1,584   Federal Republic of Brazil,                          1,509
              3.125%** 04/15/12
      1,800   Federal Republic of Brazil,                          2,119
              10.250% 06/17/13 (a)
EUR     730   Hellenic Republic,                                   1,103
              5.350% 05/18/11
USD     479   Korea Development Bank,                                504
              7.250% 05/15/06
JPY 375,000   Ontario (Province of),                               3,885
              1.875% 01/25/10
AUD     585   Commonwealth of Australia,                             512
              8.750% 08/15/08
        685   Commonwealth of Australia,                             575
              6.250% 04/15/15
EUR     610   Republic of Bulgaria,                                  609
              2.750% 07/28/11
        590   Republic of Bulgaria,                                  995
              7.500% 01/15/13
CAD     400   Government of Canada,                                  361
              5.500% 06/01/10
      1,970   Government of Canada,                                1,763
              5.250% 06/01/13
USD   1,649   Republic of Chile,                                   1,733
              5.500% 01/15/13
        902   Republic of Colombia,                                1,037
              9.750% 04/09/11
EUR     665   Republic of Columbia,                                1,141
              11.500% 05/31/11
USD   1,400   Republic of Columbia,                                1,617
              10.000% 01/23/12
EUR     725   Republic of Finland,                                 1,119
              5.375% 07/04/13
      2,100   France O.A.T.,                                       3,204
              5.500% 10/25/10
      2,410   France O.A.T,                                        3,566
              4.750% 10/25/12
      2,575   Federal Republic of Germany,                         3,868
              5.250% 07/04/10
      2,320   Federal Republic of Germany,                         3,475
              5.000% 01/04/12
      1,470   Government of Ireland,                               2,215
              5.000% 04/18/13
JPY 330,000   Republic of Italy,                                   3,231
              0.375% 10/10/06
EUR   2,350   Republic of Italy,                                   3,366
              4.250% 11/01/09
      2,130   Republic of Italy,                                   3,219
              5.250% 08/01/11
NZD     250   New Zealand Government,                                181
              6.500% 02/15/06

      1,015   New Zealand Government,                                  733
              6.000% 11/15/11
NOK   1,980   Kingdom of Norway,                                       371
              6.000% 05/16/11
USD     700   Republic of Panama,                                      830
              9.375% 07/23/12
        660   Republic of Panama,                                      726
              8.875% 09/30/27
      1,240   Republic of Peru,                                      1,445
              9.125% 02/21/12
        730   Republic of Philippines,                                 779
              10.625% 03/16/25  (a)
PLN   2,700   Republic of Poland,                                      897
              6.000% 05/24/09
USD     450   Republic of Poland,                                      496
              6.250% 07/03/12
        580   Republic of Poland,                                      598
              5.250% 01/15/14
      2,768   Republic of South Africa,                              3,031
              6.500% 06/02/14
EUR   2,615   Kingdom of Spain,                                      3,914
              5.000% 07/30/12
SEK   2,110   Kingdom of Sweden,                                       327
              4.000% 12/01/09
      4,730   Kingdom of Sweden,                                       794
              5.500% 10/08/12
USD     535   Republic of Turkey,                                      681
              11.000% 01/14/13
GBP     255   United Kingdom Treasury,                                 534
              6.250% 11/25/10
      1,625   United Kingdom Treasury,                               3,232
              5.000% 09/07/14
USD   2,145   Republic of Venezuela,                                 2,263
              9.250% 09/15/27
        600   Russian Federation,                                      678
              10.000% 06/26/07
      1,970   Russian Federation,                                    2,038
              (5.000%) due 03/31/30
              7.500% beginning
              03/31/07
              5.000% 03/31/30
EUR     840   United Mexican States,                                 1,283
              7.375% 03/13/08
USD   8,050   United Mexican States,                                 9,454
              8.375% 01/14/11
      3,056   United Mexican States,                                 3,255
              6.375% 01/16/13
      7,791   United Mexican States,                                 8,413
              7.500% 04/08/33                                      -------
                                                                    95,966
                                                                   -------

              TELECOMMUNICATIONS SERVICES - 0.6%
        400   Axtel S.A.,                                              431
              11.000% 12/15/13
         65   Inmarsat Finance plc, (0.000)% due 11/15/12               47
              10.375% beginning
              11/15/08,
              0.000% 11/15/12@
        800   Rogers Cantel Inc.,                                      956
              9.750% 06/01/16
      7,873   Telus Corporation,                                     8,554
              7.500% 06/01/07                                      -------
                                                                     9,988
                                                                   -------

              TOTAL FOREIGN BONDS AND NOTES
                 (Cost $135,743)                                   142,409
                                                                   -------

              MORTGAGE-BACKED SECURITIES - 38.2%

            AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
    8,178   Fannie Mae, Series 2002-16, Class PG,                                  8,622
            6.000% 04/25/17
    8,781   Fannie Mae, Series 2002-47, Class QE,                                  9,082
            5.500% 08/25/17
   10,000   Fannie Mae, Series 2004-81, Class KC,                                 10,060
            4.500% 04/25/17
       25   FNR, Series 1991-20, Class G,                                             26
            8.250% 03/25/06
   10,044   Freddie Mac, Series 2664, Class IO,                                    1,068
            5.500% 05/15/27
    9,713   Freddie Mac, Series 2692, Class IA,                                      823
            5.500% 01/15/23
   10,000   Freddie Mac, Series 2866, Class XD,                                    9,819
            4.000% 11/15/16                                                      -------
                                                                                  39,500
                                                                                 -------
            CMO-FIXED RATE SECURITIES - 0.5%
    9,774   MLCC Mortgage Investors, Inc., Series 2003-G, Class A1,
            2.649% 01/25/29                                                        9,771
                                                                                 -------
            CMO - FLOATING RATE SECURITIES - 2.0%
    7,411   Bear Stearns ALT- A Trust**                                            7,420
    9,841   IMPAC Commercial Mortgage -Backed Trust, Series 2004-5, Class 1A1,     9,841
            2.778% 10/25/34**
    7,000   IMPAC Secured Assets Corporation, Series 2004-4, Class 1A2,            7,000
            2.690% 12/25/3**
    9,601   Merrill Lynch Mortgage Investors, Inc., Series 2003-D, Class A,        9,580
            2.640% 08/25/28**
    6,986   Residential ACCREDIT Loans, Inc., Series 2004-QA1, Class A2,           6,974
            2.630% 03/25/34**                                                    -------
                                                                                  40,815
                                                                                 -------

            COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
   10,000   Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR3,    9,889
            Class A2,
            3.869% 02/11/41
   53,297   GMAC Commercial Mortgage Securities Inc., Series 1997-C1, Class X,     2,257
            Interest Only,
            1.489%** 07/15/29
   79,768   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Interest       2,531
            only,                                                                -------
            0.968%** 12/15/30
                                                                                  14,677
                                                                                 -------

            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES - 4.7%
       35   8.000% 11/01/09                                                           37
       26   8.000% 04/01/10                                                           28
   37,000   4.500% 10/15/19 (c)                                                   36,861
      311   8.500% 11/01/26                                                          341
   30,000   4.500% 11/01/32 (c)                                                   28,969
   23,017   6.500% 11/01/32                                                       24,169
                                                                                 -------
                                                                                  90,405
                                                                                 -------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 22.9%
      762   8.000% 12/01/09                                                          786
        2   13.000% 01/15/11                                                           2
        9   13.000% 01/15/11                                                          10
        4   13.000% 02/15/11                                                           4
      391   7.000% 10/01/11                                                          414
      222   6.000% 09/01/16                                                          233
      120   10.000% 09/01/18                                                         133
  141,476   5.000% 01/15/20## (c)                                                143,688
      318   6.500% 05/01/32                                                          334
      161   6.500% 07/01/32                                                          169
       52   6.500% 08/01/32                                                           54
      943   6.500% 08/01/32                                                          990
   20,000   6.000% 11/01/32 (c)                                                   20,656
      272   6.500% 11/01/32                                                          286
    9,415   6.500% 01/01/33                                                        9,883

      2,393   6.500% 05/01/33                                                         2,512
    112,610   5.000% 01/15/35## (c)                                                 111,696
     39,000   5.500% 01/15/35 (c)                                                    39,586
    105,500   6.500% 01/15/35## (c)                                                 110,611
         77   4.185%** 08/01/36                                                          79
                                                                                    -------
                                                                                    442,126
                                                                                    -------

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 5.3%
          2   8.500% 12/15/05                                                             2
          1   8.500% 04/15/06                                                             1
          8   8.000% 11/15/07                                                             9
          9   8.000% 11/15/07                                                            10
          9   9.500% 06/15/09                                                            10
          3   9.500% 09/15/09                                                             3
         23   8.000% 05/15/17                                                            25
          1   8.000% 05/15/17                                                             1
      2,093   7.500% 12/15/23                                                         2,263
        224   8.500% 02/15/25                                                           246
        948   7.500% 07/20/28                                                         1,015
      2,574   7.000% 01/15/30                                                         2,738
     94,559   5.500% 01/15/35##                                                      96,479
                                                                                    -------
                                                                                    102,802
                                                                                    -------
              TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $743,911)                                                    740,096
                                                                                    -------

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%
              FEDERAL HOME LOAN BANK (FHLB) - 0.2%
      2,300   3.625% 11/14/08                                                         2,293
      2,500   3.875% 06/14/13                                                         2,413
                                                                                    -------
                                                                                      4,706
                                                                                    -------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.2%
      4,000   2.875% 05/15/07 (a)                                                     3,959
      3,634   5.750% 03/15/09                                                         3,916
      5,250   6.000% 06/15/11                                                         5,787
EUR   1,170   5.125% 01/15/12                                                         1,746
USD   4,078   4.500% 01/15/13                                                         4,112
      7,510   4.875% 11/15/13##                                                       7,723
      2,000   6.750% 03/15/31                                                         2,431
     88,000   Discount note 01/11/05##                                               87,957
    100,000   Discount note 01/04/05##                                               99,994
                                                                                    -------
                                                                                    217,625
                                                                                    -------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 15.4%
JPY 320,000   2.125% 10/09/07                                                         3,282
USD   5,249   5.250% 01/15/09                                                         5,541
      4,000   3.250% 02/15/09                                                         3,922
     40,000   4.375% 07/17/13##                                                      38,925
      7,000   4.125% 04/15/14 (a)                                                     6,784
      2,567   7.250% 05/15/30                                                         3,282
    100,000   Discount note 01/11/05##                                               99,952
    100,000   Discount note 01/12/05##                                               99,946
     35,000   Discount note 01/13/05                                                 34,979
                                                                                    -------
                                                                                    296,613
                                                                                    -------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $517,090)                                                    518,944
                                                                                    -------

              U.S. TREASURY OBLIGATIONS - 7.0%
              U.S. TREASURY BONDS - 0.2%
      2,500   6.250% 08/15/23                                                         2,927
                                                                                    -------

              U.S. TREASURY NOTES - 4.8%
     13,500   3.250% 08/15/07 (a)                                                    13,520
      3,000   3.000% 11/15/07 (a)                                                     2,981
     37,000   3.250% 01/15/09##                                                      36,679
      9,000   3.000% 02/15/09 (a)                                                     8,834
      5,550   3.875% 05/15/09 (a)                                                     5,632
      6,800   3.625% 07/15/09                                                         6,820
        500   3.500% 08/15/09                                                           499

   16,500   6.250% 05/15/30                                               19,727
                                                                      ----------
                                                                          94,692
                                                                      ----------

            U.S. TREASURY STRIPS - 2.0%
   20,650   Interest only,                                                14,100
            0.000%*** 11/15/13
   50,000   Interest only,                                                19,650
            0.000%*** 05/15/23
    5,000   Principal only,                                                4,685
            0.000%*** 02/15/07 (a)                                    ----------
                                                                          38,435
                                                                      ----------

            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $134,832)                                           136,054
                                                                      ----------
    Units
    -----

            WARRANTS - 0.0%+
    2,898   Solutia Inc., Expire 07/15/09=(b)
               (Cost $0)                                                       0++
                                                                      ----------

 Shares
 (000)
-------
            AFFILIATED INVESTMENT COMPANIES - 4.6%
   89,185   Nations Cash Reserves, Capital Class Shares#                  89,185
                                                                      ----------

            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $89,185)                                             89,185
                                                                      ----------

            TOTAL INVESTMENTS
               (Cost $2,490,155*)                            130.0%    2,515,793
                                                                      ----------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)         (30.0)%    (580,678)
                                                                      ----------

            NET ASSETS                                       100.0%   $1,935,115
                                                                      ==========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $2,490,155.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   34,693          9,055           25,638

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $45,875.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $57,843 and $59,166, respectively.

(b)  Fair valued security.

(c)  TBA - Securities purchased on a forward commitment basis.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                                  Unrealized
                                                       Aggregate                Appreciation/
                                             Value    Face Value   Expiration    Depreciation
Type                            Contracts    (000)      (000)         Date          (000)
----                            ---------   -------   ----------   ----------   -------------
U.S. 5 year
Treasury Note
Futures (long position)             80      $ 8,688     $ 8,763    March 2005      $   75

U.S. 2 year
Treasury Note
Futures (long position)             95       19,883      19,911    March 2005          28

U.S. Treasury Bond Futures
(long position)                    375       41,112      42,187    March 2005       1,075

U.S. 10 year Treasury
Note Futures (short position)      161       17,777      18,022    March 2005        (245)
                                                                                   ------
                                                                                   $  933
                                                                                   ------

ABBREVIATIONS:
MTN - Medium Term Note

ACRONYM   Name
-------   ----
AUD       Australian Dollar
CAD       Canadian Dollar
EUR       Euro Currency
GBP       British Pound
JPY       Japanese Yen
NOK       Norwegian Krona
NZD       New Zealand Dollar
PLN       Polish Zloty
SEK       Swedish Krona
USD       United States Dollar

NATIONS FUNDS
NATIONS GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                            VALUE
  (000)                                                             (000)
----------                                                         ------
             ASSET-BACKED SECURITIES - 0.7%
             ASSET-BACKED - HOME EQUITY LOANS - 0.3%
      $533   First Alliance Mortgage Loan Trust,                   $  532
                                                                   ------
             8.225% 09/20/27

             ASSET-BACKED - MANUFACTURED HOUSING - 0.1%
       181   Oakwood Mortgage Investors Inc.,                         167
             2.633%** 05/15/13##                                   ------

             ASSET-BACKED - OTHER - 0.3%
       477   Export Funding Trust,                                    501
             8.210% 12/29/06                                       ------

             TOTAL ASSET-BACKED SECURITIES
                (Cost $1,198)                                       1,200
                                                                   ------

             CORPORATE BONDS AND NOTES - 1.9%
             AUTOMOTIVE - 0.6%
     1,000   General Motors Acceptance Corporation,                 1,030
             7.000% 02/01/12                                       ------

             CHEMICALS - BASIC - 0.6%
     1,000   The Dow Chemical Company,                              1,095
             6.125% 02/01/11                                       ------

             TELECOMMUNICATIONS SERVICES - 0.7%
     1,000   Verizon Global Funding Corporation,                    1,146
             7.250% 12/01/10                                       ------

             TOTAL CORPORATE BONDS AND NOTES
                (Cost $3,260)                                       3,271
                                                                   ------

             MORTGAGE-BACKED SECURITIES - 62.1%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
     9,411   Merrill Lynch Mortgage Investors, Inc.,                  299
             Interest only,
             0.968%** 12/15/30
     2,733   PNC Mortgage Acceptance Corporation,                   2,873
             5.910% 03/12/34                                       ------
                                                                    3,172
                                                                   ------

             COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
     4,926   DUS pool,                                              5,529
             6.565% 07/01/16
       720   Fannie Mae,                                              759
             6.000% 04/25/17
       773   Fannie Mae,                                              800
             5.500% 08/25/17
       905   Freddie Mac,                                              96
             5.500% 05/15/27
       869   Freddie Mac,                                              74
             5.500% 01/15/23
    12,064   Vendee Mortgage Trust, Interest only,                    120
             0.434%** 09/15/27 (b)##
    13,436   Vendee Mortgage Trust, Interest only,                    100
             0.294%** 03/15/29 (b)                                 ------
                                                                    7,478
                                                                   ------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
             CERTIFICATES - 26.6%
        34   7.500% 08/01/08-06-01-09                                  35
        84   8.000% 08/01/07-09/01/09                                  89
        58   9.000% 05/01/09-12/01/16                                  63

    20,950   5.000% 03/18/18 (c)                                    21,264
        12   10.000% 05/01/05-09/01/18                                  13
       240   8.500% 01/01/06-09/01/20                                  262
        70   9.500% 04/01/18-01/01/29                                   78
    22,700   5.500% 01/15/35 (c)                                    23,055
                                                                   -------
                                                                    44,859
                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION
             (FNMA) CERTIFICATES - 28.3%
         6   8.250% 04/01/09                                             6
        95   9.000% 12/01/16-09/01/24                                  105
        41   8.500% 12/01/11-02/01/17                                   43
     3,500   5.500% 03/01/18 (c)                                     3,616
        95   10.000% 10/01/06-04/01/20                                 103
     1,260   9.500% 01/01/19-08/01/21                                1,419
    24,450   6.000% 09/20/19-05/01/33 (c)                           25,298
     7,850   5.000% 01/15/20-01/15/35 (c)                            7,911
     8,750   6.500% 01/15/35 (c)                                     9,174
        32   4.185%** 08/01/36                                          33
                                                                   -------
                                                                    47,708
                                                                   -------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
             (GNMA) CERTIFICATES - 0.9%
         3   9.500% 11/15/05-02/15/06                                    3
         4   9.000% 06/15/07                                             5
        87   6.000% 12/15/10                                            92
        11   13.000% 02/15/11-04/15/11                                  13
        34   11.000% 12/15/15-10/20/20                                  38
        40   10.000% 08/15/05-11/15/20                                  44
        34   10.500% 01/15/18-04/15/21                                  40
       220   8.500% 10/15/09-12/15/22                                  243
        28   7.000% 02/15/09-06/15/23                                   30
       430   7.500% 04/15/22-12/15/25                                  464
       519   8.000% 11/15/14-07/15/29                                  567
                                                                   -------
                                                                     1,539
                                                                   -------

             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $104,432)                                    104,756
                                                                   -------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.1%
             FEDERAL HOME LOAN BANK (FHLB) - 1.0%
     1,750   3.875% 06/14/13                                         1,689
                                                                   -------
             FEDERAL HOME LOAN MORTGAGE CORPORATION
             (FHLMC) - 0.8%
     1,300   3.875% 02/15/05                                         1,302
                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION
             (FNMA) - 52.3%
    56,750   Discount note 01/13/05                                 56,716
    31,450   Discount note 01/19/05                                 31,419
                                                                   -------
                                                                    88,135
                                                                   -------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $91,058)                                      91,126
                                                                   -------

             U.S. TREASURY OBLIGATIONS - 30.7%
             U.S. TREASURY BONDS - 9.2%
       200   6.250% 08/15/23                                           234
    10,700   6.875% 08/15/25                                        13,478
     1,600   5.375% 02/15/31(a)                                      1,730
                                                                   -------
                                                                    15,442
                                                                   -------

             U.S. TREASURY NOTES - 14.6%
     6,000   1.500% 02/28/05                                         5,995
     4,895   1.875% 12/31/05                                         4,852
       500   2.750% 08/15/07(a)                                        495
     5,000   3.250% 08/15/07-01/15/09 (a)                            4,997
     3,500   3.000% 02/15/09(a)                                      3,436
       510   3.875% 05/15/09(a)                                        518
       500   3.625% 07/15/09                                           501
       400   3.500% 08/15/09                                           399
     2,055   4.000% 02/15/14                                         2,027
     1,350   4.250% 08/15/14                                         1,353
                                                                   -------
                                                                    24,573
                                                                   -------

             U.S. TREASURY STRIPS - 6.9%

     4,500   Interest only,                                             1,769
             5.150%*** 05/15/23
     3,450   Principal only,                                            3,395
             2.570%*** 08/15/05
     5,500   Principal only,                                            4,764
             3.540%*** 02/15/09
     3,100   TIGR Receipts,                                             1,731
             6.310%*** 05/15/17                                    ----------
                                                                       11,659
                                                                   ----------
             TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $51,474)                                         51,674
                                                                   ----------

  Shares
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 12.1%
    20,337   Nations Cash Reserves, Capital Class Shares#             20,337
                                                                   ---------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $20,337)                                        20,337
                                                                   ---------
             TOTAL INVESTMENTS
                (Cost $271,759*)                          161.6%     272,364
                                                                   ---------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)     (61.6)%   (103,801)
                                                                   ---------

             NET ASSETS                                   100.0%   $ 168,563
                                                                   =========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $271,759.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    1,414           809             605

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $10,550.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $10,273 and $10,227, respectively.

(b)  Restricted and illiquid security.

(c)  TBA - Securities purchased on a forward commitment basis.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                 UNREALIZED
                                      AGGREGATE                APPRECIATION/
                             VALUE   FACE VALUE   EXPIRATION   DEPRECIATION
TYPE             CONTRACTS   (000)      (000)        DATE          (000)
--------------   ---------   -----   ----------   ----------   -------------
U.S. 2 Year
Treasury Note
Futures (short
position)            15      3,143      3,144     March-2005       $ (1)

U.S. 5 Year
Treasury Note
Futures (short
position)            10      1,088      1,095     March-2005         (7)

U.S. 10 Year
Treasury Note
Futures (long
position)            30      3,319      3,358     March-2005         39

U.S.
Treasury Bond
Futures (long
position)            49      5,399      5,513     March-2005        114
                                                                   ----
                                                                   $145
                                                                   ----

NATIONS FUNDS
NATIONS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                            VALUE
   (000)                                                             (000)
----------                                                         -------
             ASSET-BACKED SECURITIES - 5.1%
             ASSET-BACKED - AUTO LOANS - 4.3%
   USD 399   AmeriCredit Automobile Receivables Trust,
             Series 2001-B, Class A4,                              USD 404
             5.370% 06/12/08
       940   AmeriCredit Automobile Receivables Trust,
             Series 2004-BM, Class A3,                                 924
             2.070% 08/06/08
       623   Bank One Auto Securitization Trust,
             Series 2003-1, Class A3,                                  616
             1.820% 09/20/07
     1,126   BMW Vehicle Owner Trust, Series 2004-A, Class A4,       1,121
             3.320% 02/25/09
        31   Capital Auto Receivables Asset Trust,
             Series 2002-2, Class CTFS,                                 32
             4.180% 10/15/07
       200   Ford Credit Auto Owner Trust,
             Series 2002-B, Class B,                                   203
             5.180% 10/16/06
       485   Ford Credit Auto Owner Trust,
             Series 2003-A, Class A4A,                                 483
             2.700% 06/15/07
     2,503   Ford Credit Auto Owner Trust,
             Series 2004-A, Class A4,                                2,497
             3.540% 11/15/08
     1,403   Honda Auto Receivables Owner Trust,
             Series 2004-1, Class A4,                                1,388
             3.060% 10/21/09
     1,391   Household Automotive Trust,
             Series 2003-2, Class A3,                                1,381
             2.310% 04/17/08
       563   Nissan Auto Receivables Owner Trust,
             Series 2003-C, Class A4,                                  558
             2.700% 12/17/07
       800   Volkswagen Auto Loan Enhanced Trust,
             Series 2003-2, Class A3,                                  794
             2.270% 10/22/07                                       -------
                                                                    10,401
                                                                   -------

             ASSET-BACKED - CREDIT CARD RECEIVABLES - 0.6%
      226    American Express Credit Account Master,
             Series 2003-4, Class A,                                   221
             1.690% 01/15/09
     1,130   Citibank Credit Card Issuance Trust,
             Series 2003-A5, Class A5,                               1,119
             2.500% 04/07/08
       212   Discover Card Master Trust I,
             Series 2001-6, Class A,                                   220
             5.750% 12/15/08                                       -------
                                                                     1,560
                                                                   -------

             ASSET-BACKED - HOME EQUITY LOANS - 0.0%
        16   First Plus Home Loan Trust,
             Series 1998-2, Class M1,                                   16
             7.720% 05/10/24                                       -------

             ASSET-BACKED - OTHER - 0.2%
       420   CIT Equipment Collateral,
             Series 2002-VT1, Class A4,                                423
             4.670% 12/21/09                                       -------

             TOTAL ASSET-BACKED SECURITIES
             (Cost $12,489)                                         12,400
                                                                   -------

             CORPORATE BONDS AND NOTES - 11.8%
             AEROSPACE AND DEFENSE - 0.2%
       204   Northrop Grumman Corporation,                             234
             7.125% 02/15/11
       125   Raytheon Company,                                         130
             5.375% 04/01/13                                       -------
                                                                       364
                                                                   -------

             AUTOMOTIVE - 0.7%
       443   DaimlerChrysler NA Holdings Corporation,                  442
             4.050% 06/04/08
       485   Ford Motor Company,                                       489
             7.450% 07/16/31
       256   General Motors Acceptance Corporation,                    263
             6.150% 04/05/07
       166   General Motors Acceptance Corporation,                    170
             6.875% 09/15/11
       304   General Motors Acceptance Corporation,                    312
             8.000% 11/01/31                                         -----
                                                                     1,676
                                                                     -----

             BEVERAGES - 0.2%
       176   Anheuser-Busch Companies, Inc.,                           190
             5.950% 01/15/33
       349   Cadbury Schweppes plc,                                    355
             5.125% 10/01/13@                                        -----

                                                                       545
                                                                     -----

             BROADCASTING AND CABLE - 0.7%
       110   Clear Channel Communications, Inc.,                       114
             6.000% 11/01/06
        94   Comcast Cable Communications, Inc.,                       109
             7.125% 06/15/13
       385   Liberty Media Corporation,                                383
             3.500% 09/25/06
       135   Tele-Communications, Inc., Class A,                       192
             9.875% 06/15/22
       129   The Walt Disney Company, MTN,                             135
             5.500% 12/29/06
       181   Time Warner Entertainment Company LP,                     201
             7.250% 09/01/08
        11   Time Warner Inc.,                                          12
             8.110% 08/15/06
        45   Time Warner Inc.,                                          58
             9.125% 01/15/13
       366   Time Warner Inc.,                                         442
             7.625% 04/15/31
       110   Viacom Inc., Class B,                                     115
             5.625% 05/01/07                                         -----

                                                                     1,761
                                                                     -----

             CHEMICALS - BASIC - 0.1%
        92   The Dow Chemical Company,                                 100
             6.125% 02/01/11
        68   The Dow Chemical Company,                                  83
             7.375% 11/01/29                                         -----

                                                                       183
                                                                     -----

             CHEMICALS - SPECIALTY - 0.3%
       115   E.I. du Pont de Nemours and Company,                      115
             3.375% 11/15/07
        69   Eastman Chemical Company,                                  67
             3.250% 06/15/08
       145   Eastman Chemical Company,                                 157
             6.300% 11/15/18
       283   Praxair, Inc.,                                            301
             6.900% 11/01/06
       101   Praxair, Inc.,                                            104
             4.750% 07/15/07
        32   Praxair, Inc.,                                             35
             6.500% 03/01/08                                         -----
                                                                       779
                                                                     -----

             COMMERCIAL BANKING - 1.9%
       223   AmSouth Bank N.A.,                                        223
             4.850% 04/01/13

       623   Bank One Corporation,                                     667
             6.000% 08/01/08
       151   Citigroup Inc.,                                           165
             6.000% 02/21/12
       382   First Union National Bank,                                408
             5.800% 12/01/08
       345   J.P. Morgan Chase & Company,                              374
             7.250% 06/01/07
        70   Mellon Funding Corporation,                                72
             4.875% 06/15/07
       418   National City Bank,                                       414
             4.625% 05/01/13
       156   PNC Funding Corporation,                                  162
             5.750% 08/01/06
       125   Popular North America Inc.,                               126
             4.250% 04/01/08
       114   Popular North America Inc., MTN, Series E,                119
             6.125% 10/15/06
        86   SouthTrust Bank N.A.,                                      85
             4.750% 03/01/13
       125   The Bank of New York, Inc., MTN, Series E,                126
             3.900% 09/01/07
       187   U.S. Bancorp, MTN, Series N,                              193
             5.100% 07/15/07
       418   Union Planters Corporation,                               417
             4.375% 12/01/10
       181   US Bank N.A., Minnesota,                                  179
             2.850% 11/15/06
       358   US Bank N.A., Minnesota,                                  398
             6.375% 08/01/11
       116   Washington Mutual, Inc.,                                  115
             2.400% 11/03/05
       210   Washington Mutual, Inc.,                                  219
             5.625% 01/15/07
       402   Washington Mutual, Inc.,                                  384
             4.625% 04/01/14                                         -----

                                                                     4,846
                                                                     -----

             COMMERCIAL SERVICES - 0.1%
       139   Waste Management, Inc.,                                   159
             7.375% 08/01/10                                         -----

             COMPUTERS AND OFFICE EQUIPMENT - 0.2%
       383   Hewlett-Packard Company,                                  399
             5.750% 12/15/06
       188   International Business Machines Corporation,              193
             4.875% 10/01/06                                         -----
                                                                       592
                                                                     -----

             CONGLOMERATES - 0.1%
       129   General Electric Company,                                 132
             5.000% 02/01/13                                         -----

             CONSUMER CREDIT AND MORTGAGES - 0.5%
       325   American Express Company,                                 337
             5.500% 09/12/06
       102   American Express Company,                                 103
             3.750% 11/20/07
       162   American Express Company,                                 167
             4.750% 06/17/09
       118   American General Finance Corporation, MTN, Series H,      113
             2.750% 06/15/08
       541   Countrywide Home Loans, Inc., MTN, Series J,              557
             5.500% 08/01/06                                         -----

                                                                     1,277
                                                                     -----

             CONSUMER PRODUCTS - 0.0%
       114   Fortune Brands, Inc.,                                           113
             2.875% 12/01/06                                               -----

             DEPARTMENT AND DISCOUNT STORES - 0.2%
       145   Target Corporation,                                             153
             5.400% 10/01/08
        40   Target Corporation,                                              42
             5.375% 06/15/09
       166   Wal-Mart Stores, Inc.,                                          172
             5.450% 08/01/06                                               -----
                                                                             367
                                                                           -----
             ELECTRIC POWER - NON NUCLEAR - 0.6%
        95   Appalachian Power Company, Series G,                             94
             3.600% 05/15/08
       210   Consolidated Edison Company of New York,                        216
             4.700% 06/15/09
       195   Consolidated Edison Company of New York, Series 2000-C,         201
             6.625% 12/15/05
        55   Dominion Resources, Inc.,                                        55
             5.000% 03/15/13 (a)
        38   Ohio Edison Company,                                             38
             4.000% 05/01/08
        63   Pacific Gas and Electric Company,                                62
             4.200% 03/01/11
        89   Pacific Gas and Electric Company,                                92
             6.050% 03/01/34
       106   Pepco Holdings, Inc.,                                           107
             3.750% 02/15/06
         9   Pepco Holdings, Inc.,                                             9
             5.500% 08/15/07
       374   Progress Energy, Inc.,                                          393
             6.050% 04/15/07
       101   Public Service Electric & Gas Company, MTN, Series C,           101
             4.000% 11/01/08                                               -----
                                                                           1,368
                                                                           -----

             ELECTRIC POWER - NUCLEAR - 0.5%
       189   CenterPoint Energy Resources Corporation, Series B,             225
             7.875% 04/01/13
       147   FirstEnergy Corporation, Series B,                              160
             6.450% 11/15/11
        92   FirstEnergy Corporation, Series C,                              105
             7.375% 11/15/31
       305   MidAmerican Energy Holdings, Series D,                          302
             5.000% 02/15/14
        68   Southern California Edison Company,                              72
             6.000% 01/15/34
       190   Southern Company Capital Funding, Series A,                     199
             5.300% 02/01/07
        58   Southern Power Company, Series B,                                63
             6.250% 07/15/12
        90   Virginia Electric and Power Company, Series A,                   93
             5.375% 02/01/07                                               -----

                                                                           1,219
                                                                           -----

             EXPLORATION AND PRODUCTION - 0.2%
       340   XTO Energy, Inc.,                                               398
             7.500% 04/15/12                                               -----

             FINANCE - MISCELLANEOUS - 0.8%
       151   Capital One Bank,                                               155
             5.000% 06/15/09
       155   CIT Group, Inc.,                                                167
             7.375% 04/02/07
       211   Household Finance Corporation,                                  223
             7.200% 07/15/06
       193   Household Finance Corporation,                                  206
             5.875% 02/01/09
        95   Household Finance Corporation,                                  105
             6.375% 11/27/12
        89   International Lease Finance Corporation,                         90
             4.500% 05/01/08
       438   International Lease Finance Corporation,                        427
             3.500% 04/01/09
       136   National Rural Utilities Cooperative Finance Corporation,       135
             3.250% 10/01/07
       140   National Rural Utilities Cooperative Finance Corporation,       150
             5.750% 08/28/09
       122   National Rural Utilities Cooperative Finance Corporation,       159
             MTN, Series C,                                                -----
             8.000% 03/01/32
                                                                           1,817
                                                                           -----

             FOOD AND DRUG STORES - 0.2%
       335   Fred Meyer, Inc.,                                               370
             7.450% 03/01/08
        40   The Kroger Company,                                              45
             6.750% 04/15/12                                               -----
                                                                             415
                                                                           -----

             HEALTH SERVICES - 0.2%
       330   Wellpoint Health Networks Inc.,                                 344
             6.375% 06/15/06
        42   Wellpoint Health Networks Inc.,                                  46
             6.375% 01/15/12                                               -----
                                                                             390
                                                                           -----

             HEAVY MACHINERY - 0.3%
       239   Caterpillar Financial Services Corporation,                     247
             5.950% 05/01/06
       186   Caterpillar Financial Services Corporation, MTN, Series F,      183
             2.350% 09/15/06
       244   John Deere Capital Corporation, MTN, Series D,                  244
             3.125% 12/15/05                                               -----
                                                                             674
                                                                           -----

             HOUSEHOLD PRODUCTS - 0.0%
        63   Procter & Gamble Company,                                        65
             4.750% 06/15/07                                               -----

             INSURANCE - 0.5%
       127   Mass Mutual Global Funding II,                                  122
             2.550% 07/15/08@
        99   MetLife, Inc.,                                                  103
             5.375% 12/15/12
       101   MetLife, Inc.,                                                  110
             6.500% 12/15/32
       244   Principal Life Global,                                          267
             6.250% 02/15/12@
       388   Prudential Funding LLC, MTN,                                    419
             6.600% 05/15/08@
        78   The Hartford Financial Services Group, Inc.,                     77
             2.375% 06/01/06
        68   The Hartford Financial Services Group, Inc.,                     66
             4.625% 07/15/13                                               -----

                                                                           1,164
                                                                           -----
             INTEGRATED OIL - 0.3%
       209   Conoco Funding Company,                                         216
             5.450% 10/15/06
       259   Conoco Funding Company,                                         289
             6.350% 10/15/11
       246   USX Corporation,                                                255
             6.650% 02/01/06                                               -----
                                                                             760
                                                                           -----
             INVESTMENT SERVICES - 0.8%
       115   Bear Stearns Companies Inc.,                                    120
             5.700% 01/15/07
       388   Bear Stearns Companies Inc.,                                    392
             4.500% 10/28/10
       138   Citigroup Global Markets Holdings Inc.,                         149
             6.500% 02/15/08
        42   Credit Suisse First Boston USA, Inc.,                            44
             5.875% 08/01/06
       201   Credit Suisse First Boston USA, Inc.,                           219
             6.125% 11/15/11
        86   Goldman Sachs Group, Inc.,                                       87
             4.125% 01/15/08
       323   Lehman Brothers Holdings Inc.,                                  325
             4.000% 01/22/08
       248   Lehman Brothers Holdings Inc.,                                  271
             7.000% 02/01/08
        77   Lehman Brothers Holdings Inc.,                                   90
             7.875% 08/15/10
       245   Merrill Lynch & Company, Inc.,                                  263
             6.000% 02/17/09
       154   Merrill Lynch & Company, Inc., MTN, Series B,                   154
             3.700% 04/21/08                                               -----
                                                                           2,114
                                                                           -----

             MEDICAL DEVICES AND SUPPLIES - 0.0%
       113   Bristol-Myers Squibb Company,                                   116
             4.750% 10/01/06                                               -----

             METALS AND MINING - 0.1%
       181   Alcoa Inc.,                                                     209
             7.375% 08/01/10                                               -----

             NATURAL GAS DISTRIBUTION - 0.1%
       223   NiSource Finance Corporation,                                   229
             5.400% 07/15/14                                               -----

             NATURAL GAS PIPELINES - 0.4%
       201   Consolidated Natural Gas Company, Series B,                     208
             5.375% 11/01/06
       276   Duke Capital LLC,                                               278
             4.370% 03/01/09
       169   Kinder Morgan, Inc.,                                            170
             6.650% 03/01/05
       244   Teppco Partners, LP,                                            281
             7.625% 02/15/12                                               -----
                                                                             937
                                                                           -----
             PAPER AND FOREST PRODUCTS - 0.2%
       132   International Paper Company,                                    132
             4.250% 01/15/09

      100   MeadWestvaco Corporation,                                        113
            6.850% 04/01/12
      174   MeadWestvaco Corporation,                                        218
            8.200% 01/15/30                                               ------
                                                                             463
                                                                          ------

            PUBLISHING AND ADVERTISING - 0.2%
       49   News America Holdings Inc.,                                       63
            9.250% 02/01/13
       64   News America Holdings Inc.,                                       68
            6.550% 03/15/33
      204   News America Holdings Inc.,                                      259
            8.150% 10/17/36                                               ------
                                                                             390
                                                                          ------

            RAILROADS, TRUCKING AND SHIPPING - 0.1%
      212   Burlington Northern Santa Fe Corporation,                        240
            6.750% 07/15/11                                               ------


            REAL ESTATE - 0.2%
      180   EOP Operating LP,                                                203
            7.000% 07/15/11
      268   EOP Operating LP,                                                259
            4.750% 03/15/14                                               ------
                                                                             462
                                                                          ------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
      326   Camden Property Trust,                                           328
            5.375% 12/15/13
      120   Health Care Property Investors, Inc.,                            131
            6.450% 06/25/12                                               ------
                                                                             459
                                                                          ------

            TELECOMMUNICATIONS SERVICES - 0.7%
      223   BellSouth Corporation,                                           229
            5.000% 10/15/06
      430   SBC Communications Inc.,                                         444
            5.750% 05/02/06
       51   Sprint Capital Corporation,                                       55
            6.125% 11/15/08
      268   Sprint Capital Corporation,                                      326
            8.375% 03/15/12
      237   Sprint Capital Corporation,                                      316
            8.750% 03/15/32
       55   Verizon Global Funding Corporation,                               68
            7.750% 12/01/30
      241   Verizon Pennsylvania Inc., Series A,                             254
            5.650% 11/15/11                                               ------
                                                                           1,692
                                                                          ------
            TOTAL CORPORATE BONDS AND NOTES
               (Cost $27,763)                                             28,375
                                                                          ------

            SUPRANATIONAL -- 0.3%
            SUPRANATIONAL BANKS- 0.0% - 0.3%
  GBP 100   European Investment Bank,                                        207
            7.625% 12/07/07
  EUR 350   Corp Andina de Fomento,                                          531
            6.375% 06/18/09                                               ------

            TOTAL SUPRANATIONAL
               (Cost $704)                                                   738
                                                                          ------

            FOREIGN BONDS AND NOTES - 16.7%
            BROADCASTING AND CABLE - 0.0%
       30   Rogers Cable Inc.,                                                30
            6.250% 06/15/13                                               ------

            FINANCE - MISCELLANEOUS - 0.2%
  EUR 250   Aries Vermogensverwaltng,                                        388
            7.750% 10/25/09@                                              ------

            METALS AND MINING - 0.1%
   USD 87   Alcan Inc.,                                                       97
            6.450% 03/15/11
      132   Codelco Inc.,                                                    137
            5.500% 10/15/13@                                              ------
                                                                             234
                                                                          ------

            RAILROADS, TRUCKING AND SHIPPING - 0.1%
      192   Canadian National Railway Company,                               221
            6.900% 07/15/28                                               ------

            SOVEREIGN GOVERNMENT BONDS AND NOTES - 16.1%
  AUD 315   Commonwealth of Australia,                                       276
            8.750% 08/15/08
  AUD 740   Commonwealth of Australia,                                       622
            6.250% 04/15/15
USD 5, 669  Federal Republic of Brazil,                                    5,399
            3.125%** 04/15/12
    1,250   Federal Republic of Brazil,                                    1,692
            12.750% 01/15/20
  EUR 440   Federal Republic of Germany,                                     646
            6.000% 07/04/07
  EUR 850   Federal Republic of Germany,                                   1,277
            5.250% 07/04/10
  EUR 750   Federal Republic of Germany,                                   1,069
            4.250% 07/04/14
  USD 400   Federation of Malaysia,                                          467
            7.500% 07/15/11
  EUR 350   France O.A.T.,                                                   534
            5.500% 10/25/10
 EUR 1,000  France O.A.T.,                                                 1,480
            4.750% 10/25/12
CAD 1,000   Government of Canada,                                            895
            5.250% 06/01/13
  EUR 310   Hellenic Republic,                                               468
            5.350% 05/18/11
NOK 1,280   Kingdom of Norway,                                               240
            6.000% 05/16/11
SEK 5,330   Kingdom of Sweden,                                               978
            6.750% 05/05/14
  NZD 525   New Zealand Government,                                          380
            6.500% 02/15/06
 NZD1,395   New Zealand Government,                                        1,008
            6.000% 11/15/11
  EUR 200   Republic of Bulgaria,                                            337
            7.500% 01/15/13
  USD 300   Republic of Bulgaria,                                            375
            8.250% 01/15/15@
      246   Republic of Chile,                                               258
            5.500% 01/15/13
      751   Republic of Colombia,                                            864
            9.750% 04/09/11
      300   Republic of Colombia,                                            359
            10.750% 01/15/13
      300   Republic of Columbia,                                            386
            11.750% 02/25/20
EUR 1,735   Republic of Italy,                                             2,589
            5.000% 02/01/12

  USD 400   Republic of Panama,                                                       474
            9.375% 07/23/12
      704   Republic of Peru,                                                         672
            5.000%** 03/07/17
    1,200   Republic of Philippines,                                                1,296
            8.875% 04/15/08
      200   Republic of Philippines,                                                  214
            10.625% 03/16/25
PLN 3,040   Republic of Poland,                                                     1,010
            6.000% 05/24/09
  USD 500   Republic of South Africa,                                                 573
            7.375% 04/25/12
      176   Republic of South Africa,                                                 193
            6.500% 06/02/14
      571   Republic of Venezuela,                                                    569
            3.625%** 12/18/07
      250   Republic of Venezuela,                                                    264
            9.250% 09/15/27
    4,800   Russian Federation,                                                     4,964
            (5.000%) due 03/31/30
            7.500% beginning
            03/31/07
            5.000% 03/31/30@
  GBP 610   United Kingdom Treasury,                                                1,213
            5.000% 09/07/14
  USD 400   United Mexican States,                                                    470
            8.375% 01/14/11
      181   United Mexican States,                                                    193
            6.375% 01/16/13
    2,050   United Mexican States,                                                  3,136
            11.500% 05/15/26
      391   United Mexican States,                                                    422
            7.500% 04/08/33
      550   United Mexican States, Series A,                                          676
            9.875% 02/01/10                                                        ------
                                                                                   38,938
                                                                                   ------

            TELECOMMUNICATIONS SERVICES - 0.2%
      486   Telus Corporation,                                                        528
            7.500% 06/01/07                                                        ------

            TOTAL FOREIGN BONDS AND NOTES
            (Cost $36,370)                                                         40,339
                                                                                   ------

            MORTGAGE-BACKED SECURITIES - 17.6%
            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%

      613   Freddie Mac, Series 2664, Class IO,                                        65
            5.500% 05/15/27

      574   Freddie Mac, Series 2692, Class IA,                                        49
            5.500% 01/15/23                                                        ------
                                                                                      114
                                                                                   ------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 15.1%
   14,187   5.000% 01/15/20 (d)                                                    14,409
      353   6.500% 12/01/31-05/01/33                                                  370
   20,691   6.500% 01/15/35 (d)                                                    21,693
                                                                                   ------
                                                                                   36,472
                                                                                   ------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 2.5%
    5,808   5.500% 01/15/35 (d)                                                     5,926
                                                                                   ------

            TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $42,629)                                                      42,512
                                                                                   ------

             SHORT TERM INVESTMENTS - 0.0%
             U.S. TREASURY BILLS - 0.0%
        50   1.790%*** 02/10/05                                          50
                                                                   --------

             TOTAL SHORT TERM INVESTMENTS
             (Cost $50)                                                  50
                                                                   --------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.4%
             FEDERAL FARM CREDIT BANK (FFCB) - 0.1%
       280   2.500% 03/15/06                                            278
                                                                   --------

             FEDERAL HOME LOAN BANK (FHLB) - 0.2%
       300   2.000% 02/13/06                                            297
       300   3.625% 11/14/08                                            299
                                                                   --------
                                                                        596
                                                                   --------

             FEDERAL HOME LOAN MORTGAGE CORPORATION
             (FHLMC) - 1.7%
       750   4.250% 06/15/05                                            756
     1,000   1.875% 02/15/06                                            987
       546   4.875% 03/15/07-11/15/13                                   563
       680   5.125% 10/15/08                                            715
       550   5.750% 03/15/09                                            593
       406   6.750% 03/15/31                                            493
                                                                   --------
                                                                      4,107
                                                                   --------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION
             (FNMA) - 18.4%
       394   2.625% 11/15/06                                            390
       490   4.375% 09/15/12                                            490
     2,728   4.375% 03/15/13-07/17/13                                 2,663
    20,691   Discount note 01/13/05                                  20,679
             1.680%*** 01/13/05 (d)
    14,187   Discount note 01/19/05                                  14,173
             1.850%*** 01/19/05 (d)
     5,808   Discount note 01/20/05                                   5,802
             1.860%*** 01/20/05 (d)                                --------
                                                                     44,197
                                                                   --------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $49,071)                                          49,178
                                                                   --------

             U.S. TREASURY OBLIGATIONS - 9.2%
             U.S. TREASURY BONDS - 0.9%
     1,810   6.250% 08/15/23                                          2,119
        50   6.875% 08/15/25                                             63
                                                                   --------
                                                                      2,182
                                                                   --------

             U.S. TREASURY NOTES - 4.4%
       300   2.500% 05/31/06                                            298
     2,000   2.750% 06/30/06                                          1,994
       250   2.375% 08/15/06                                            248
       500   2.625% 03/15/09 (a)                                        483
     1,800   3.125% 04/15/09                                          1,772
       900   3.875% 05/15/09 (a)                                        913
       450   4.000% 06/15/09 (a)                                        459
       190   3.625% 07/15/09                                            191
       900   3.500% 08/15/09                                            898
     1,290   4.250% 08/15/13                                          1,300
        96   4.000% 02/15/14                                             95
       715   4.750% 05/15/14                                            745
     1,070   4.250% 08/15/14                                          1,072
                                                                   --------
                                                                     10,468
                                                                   --------

             U.S. TREASURY STRIPS - 3.9%
     2,250   Interest only,                                           1,536
             4.390%*** 11/15/13
     4,550   Interest only,                                           1,788
             5.150%*** 05/15/23
     7,000   Principal only,                                          6,129
             3490%*** 11/15/08                                     --------
                                                                      9,453
                                                                   --------
             TOTAL U.S. TREASURY OBLIGATIONS
             (Cost $21,734)                                          22,103
                                                                   --------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 34.2%
     7,321   High Yield Portfolio@@                                  72,932
     9,343   Nations Cash Reserves, Capital Class Shares#             9,343
                                                                   --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
             (Cost $81,189)                                          82,275
                                                                   --------
             TOTAL INVESTMENTS
             (Cost $271,999*)                               115.3%  277,970
                                                                   --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)      (15.3)%  (36,863)
                                                                   --------
             NET ASSETS                                     100.0% $241,107
                                                                   ========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $271,999.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    6,405           434            5,971

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@@ Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $1,963.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $1,889 and $1,920, respectively.

(d)  TBA - Securities purchased on a forward commitment basis.

ABBREVIATION:
MTN - Medium Term Note

Acronyms            Name
--------   --------------------
   AUD     Australian Dollar
   CAD     Canadian Dollar
   EUR     Euro Currency
   GBP     British Pound
   NOK     Norwegian Krone
   NZD     New Zealand Dollar
   PLN     Polish Zloty
   SEK     Swedish Krona
   USD     United States Dollar

NATIONS FUNDS
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                            VALUE
   (000)                                                                            (000)
----------                                                                         -------
             ASSET-BACKED SECURITIES - 1.6%
             ASSET-BACKED - HOME EQUITY LOANS - 1.6%
   $ 2,365   Credit-Based Asset Servicing and Securitization,                      $ 2,379
             Series 2004-CB8, Class AF2,
             4.134% 12/25/35
       833   First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,              832
             8.225% 09/20/27
       309   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,                 285
             2.633%** 05/15/13
     2,180   Residential Funding Mortgage Securities, Series 2003-HI2, Class A6,     2,173
             4.760% 07/25/28                                                       -------

             TOTAL ASSET-BACKED SECURITIES
                (Cost $5,712)                                                        5,669
                                                                                   -------

             MORTGAGE-BACKED SECURITIES - 15.6%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
     1,820   Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A6,          1,807
             4.733% 10/15/41
     1,483   Fannie Mae, Series 2002-16, Class PG,                                   1,563
             6.000% 04/25/17
     1,590   Fannie Mae, Series 2002-47, Class QE,                                   1,644
             5.500% 08/25/17
     1,833   Freddie Mac, Series 2664, Class IO,                                       195
             5.500% 05/15/27
     1,751   Freddie Mac, Series 2692, Class IA,                                       148
             5.500% 01/15/23##
     1,900   GMAC Mortgage Corporation Loan Trust, Series 2004-HE5, Class A3,        1,892
             3.970% 09/25/34
     1,090   GSAA Trust, Series 2004-10, Class AF2,                                  1,084
             4.220% 08/25/34
     1,900   GSAA Trust, Series 2004-5, Class AF2,                                   1,904
              4.736% 06/25/34
    15,694   Merrill Lynch Mortgage Investors, Inc.,                                   498
             Series 1998-C3, Interest only,
             0.968%** 12/15/30
     3,324   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,          3,494
             5.910% 03/12/34
       930   Residential Asset Mortgage Products, Inc.,                                925
             Series 2004-RS12, Class AI3,
             3.981% 03/25/29
     5,000   Small Business Administration Participation Certificates,               5,022
             Series 2004-20K, Class 1,                                             -------
             4.880% 11/01/24
                                                                                    20,176
                                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 8.8%
       990   9.000% 04/01/16                                                         1,078
    15,000   5.500% 03/01/18 (b)                                                    15,497
    15,000   4.500% 11/15/19 (b)                                                    14,948
                                                                                   -------
                                                                                    31,523
                                                                                   -------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 1.2%
     2,496   3.375%** 04/20/22                                                       2,528
     1,534   3.266%** 06/20/29                                                       1,563
                                                                                   -------
                                                                                     4,091
                                                                                   -------

             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $55,944)                                                      55,790
                                                                                   -------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.7%
             FEDERAL FARM CREDIT BANK (FFCB) - 2.4%
     8,000   4.900% 03/21/06                                                         8,173
       700   2.625% 09/17/07                                                           687
                                                                                   -------
                                                                                     8,860
                                                                                   -------

             FEDERAL HOME LOAN BANK (FHLB) - 6.6%
     1,500   1.500% 05/13/05                                                         1,495
     6,000   2.000% 02/13/06                                                         5,932
     2,250   4.875% 05/15/07                                                         2,327
     1,000   2.625% 07/15/08                                                           970
     2,500   3.625% 11/14/08                                                         2,493
     5,500   4.500% 11/15/12                                                         5,563
     5,050   3.875% 06/14/13                                                         4,873
                                                                                   -------
                                                                                    23,653
                                                                                   -------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 12.7%
     2,000   3.875% 02/15/05                                                         2,003
     2,000   1.500% 08/15/05                                                         1,985
     3,500   2.125% 11/15/05                                                         3,474
     5,000   3.875% 01/12/09                                                         4,979
    15,000   4.375% 07/30/09                                                        15,059
    17,000   4.750% 12/08/10                                                        17,086
       750   6.750% 03/15/31                                                           912
                                                                                   -------
                                                                                    45,498
                                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 22.0%
     5,900   5.000% 01/15/07                                                         6,099
    20,400   2.375% 02/15/07                                                        20,023
     3,000   5.250% 01/15/09                                                         3,167
     3,450   3.250% 02/15/09                                                         3,383
     3,400   6.625% 11/15/10                                                         3,842
     2,000   5.375% 11/15/11                                                         2,130
     3,000   6.125% 03/15/12                                                         3,333
     4,000   4.625% 10/15/13                                                         4,037
     3,000   4.125% 04/15/14 (a)                                                     2,908
    30,000   1.850%*** 01/19/05                                                     29,970
                                                                                   -------
                                                                                    78,892
                                                                                   -------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $156,864)                                                    156,903
                                                                                   -------

             U.S. TREASURY OBLIGATIONS - 47.2%
             U.S. TREASURY BONDS - 7.0%
    17,955   4.250% 11/15/14 (a)                                                    18,002
     4,850   6.250% 08/15/23                                                         5,678
     1,025   6.875% 08/15/25                                                         1,291
                                                                                   -------
                                                                                    24,971
                                                                                   -------

             U.S. TREASURY NOTES - 17.5%
     1,000   1.625% 03/31/05                                                           998
     3,800   1.625% 04/30/05                                                         3,791
     5,000   1.250% 05/31/05 (a)                                                     4,976
     4,500   2.000% 05/15/06                                                         4,447
     3,000   4.625% 05/15/06                                                         3,069
     3,900   7.000% 07/15/06                                                         4,135
     8,100   2.625% 11/15/06 (a)                                                     8,040
     4,000   4.375% 05/15/07                                                         4,111
     6,000   2.750% 08/15/07 (a)                                                     5,934
     3,215   3.250% 08/15/07 (a)                                                     3,220
        70   3.375% 11/15/08##                                                          70
    12,000   3.250% 01/15/09                                                        11,896
     8,000   3.875% 05/15/09 (a)                                                     8,118
                                                                                   -------
                                                                                    62,805
                                                                                   -------

             U.S. TREASURY STRIPS - 22.7%
    15,500   Principal only,                                                        15,255
             2.570%*** 08/15/05
    32,000   Principal only,                                                        30,253
             3.040%*** 11/15/06 (a)
    41,000   Principal only,                                                        35,894
                                                                                   -------

             3.490%*** 11/15/08                                     81,402
                                                                   -------

             TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $169,491)                                    169,178
                                                                   -------

  Shares
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 15.2%
    54,511   Nations Cash Reserves, Capital Class Shares#            54,511
                                                                   --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $54,511)                                       54,511
                                                                   --------

             TOTAL INVESTMENTS
                (Cost $442,522*)                          123.3%    442,051
                                                                   --------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)     (23.3)%   (83,449)
                                                                   --------

             NET ASSETS                                   100.0%   $358,602
                                                                   ========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $442,522.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Depreciation
------------   ------------   --------------
    1,510          1,981            471

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $51,612.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $50,332 and $50,239, respectively.

(b)  TBA - Securities purchased on a forward commitment basis.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                  UNREALIZED
                                       AGGREGATE                APPRECIATION/
                              VALUE   FACE VALUE   EXPIRATION    DEPRECIATION
TYPE             CONTRACTS    (000)      (000)        DATE          (000)
----             ---------   ------   ----------   ----------   -------------
U.S.
Treasury Bond
Futures (short
position)            83       9,146      9,338     March-2005       $(192)

U.S. 5 Year
Treasury Note
Futures (long
position)            10       1,088      1,095     March-2005           7

U.S. 10 Year
Treasury Note
Futures (long
position)           183      20,244     20,484     March-2005         240
                                                                    -----
                                                                    $  55
                                                                    -----

NATIONS FUNDS
NATIONS SHORT-TERM INCOME FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                            VALUE
  (000)                                                             (000)
----------                                                         ------
             ASSET-BACKED SECURITIES - 20.0%
             ASSET-BACKED - AUTO LOANS - 7.4%
    $1,330   AmeriCredit Automobile Receivables Trust, Series      $1,347
             2001-B, Class A4,
             5.370% 06/12/08
         5   AmeriCredit Automobile Receivables Trust, Series           5
             2003-AM, Class A2A,
             1.670% 10/06/06
     6,171   BMW Vehicle Owner Trust, Series 2003-A, Class A3,      6,143
             1.940% 02/25/07
     2,000   BMW Vehicle Owner Trust, Series 2003-A, Class A4,      1,980
             2.530% 02/25/08
       284   Capital Auto Receivables Asset Trust, Series             285
             2002-2, Class CTFS,
             4.180% 10/15/07
     2,018   Capital Auto Receivables Asset Trust, Series           2,016
             2003-1, Class A2A,
             2.270% 01/17/06
       191   Capital One Auto Finance Trust, Series 2002-A,           191
             Class A3,
             4.030% 08/15/06
       905   Chase Manhattan Auto Owner Trust, Series 2002-A,         910
             Class A4,
             4.240% 09/15/08
     3,805   Chase Manhattan Auto Owner Trust, Series 2003-A,       3,777
             Class A3,
             1.520% 05/15/07
     3,953   Chase Manhattan Auto Owner Trust, Series 2003-B,       3,883
             Class A4,
             2.570% 02/16/10
     1,500   Chase Manhattan Auto Owner Trust, Series 2003-C,       1,487
             Class A3,
             2.260% 11/15/07
    10,000   Chase Manhattan Auto Owner Trust, Series 2004-A,       9,871
             Class A3,
             2.080% 05/15/08
     1,082   Daimler Chrysler Auto Trust, Series 2001-C,            1,088
             Class A4,
             4.630% 12/06/06
     4,700   Daimler Chrysler Auto Trust, Series 2002-A,            4,729
             Class A4,
             4.490% 10/06/08
     5,000   Daimler Chrysler Auto Trust, Series 2004-A,            4,904
             Class A4,
             2.580% 04/08/09
     1,725   Ford Credit Auto Owner Trust, Series 2002-B,           1,748
             Class B,
             5.180% 10/16/06
     4,000   Ford Credit Auto Owner Trust, Series 2002-C,           4,014
             Class A4,
             3.790% 09/15/06
     1,569   Ford Credit Auto Owner Trust, Series 2003-B,           1,569
             Class A3B,
             2.453%** 01/15/07
     1,447   Harley-Davidson Motorcycle Trust, Series 2002-2,       1,446
             Class A2,
             3.090% 06/15/10
        44   Honda Auto Receivables Owner Trust, Series 2002-2,        44
             Class A3,
             3.830% 02/15/06
     2,191   Honda Auto Receivables Owner Trust, Series 2003-1,     2,184
             Class A3,
             1.920% 11/20/06
     4,000   Honda Auto Receivables Owner Trust, Series 2003-4,     3,950
             Class A4,
             2.790% 03/16/09
     1,341   Household Automotive Trust, Series 2002-2,             1,342
             Class A3,
             2.850% 03/19/07
       260   Mitsubishi Motor Credit America, Inc. Automobile         262
             Trust, Series 2001-2, Class B,
             5.750% 06/15/07
     2,214   Nissan Auto Receivables Owner Trust, Series 2002-A,    2,224
             Class A4,
             4.280% 10/16/06
     3,000   Nissan Auto Receivables Owner Trust, Series 2002-C,    3,006
             Class A4,
             3.330% 01/15/08
     1,500   Nissan Auto Receivables Owner Trust, Series 2003-A,    1,485
             Class A4,
             2.610% 07/15/08

     2,516   Nissan Auto Receivables Owner Trust, Series 2003-B,     2,494
             Class A3,
             1.510% 08/15/07
     9,270   Toyota Auto Receivables Owner Trust, Series 2002-A,     9,299
             Class A4,
             4.000% 07/15/08
     4,000   Toyota Auto Receivables Owner Trust, Series 2003-A,     3,949
             Class A4,
             2.200% 03/15/10
     1,050   USAA Auto Owner Trust, Series 2001-2, Class A4,         1,051
             3.910% 04/16/07                                       -------
                                                                    82,683
                                                                   -------

             ASSET-BACKED - CREDIT CARD RECEIVABLES - 3.5%
     4,052   American Express Credit Account Master, Series          3,963
             2003-4, Class A,
             1.690% 01/15/09
     2,357   Chase Credit Card Master Trust, Series 2000-1,          2,359
             Class C,
             3.133%** 06/15/07
     3,216   Chase Credit Card Master Trust, Series 2002-2,          3,222
             Class C,
             3.302%** 07/16/07
     1,250   Citibank Credit Card Issuance Trust, Series             1,287
             2000-A1, Class A1,
             6.900% 10/15/07
     5,575   Citibank Credit Card Issuance Trust, Series             5,761
             2001-A6, Class A6
             5.650% 06/16/08
     5,000   Citibank Credit Card Issuance Trust, Series             4,956
             2003-A5, Class A5,
             2.500% 04/07/08
     8,500   Discover Card Master Trust I, Series 2001-6,            8,801
             Class A,
             5.750% 12/15/08
     5,000   MBNA Credit Card Master Note Trust, Series 2001-C3,     5,217
             Class C3,
             6.550% 12/15/08
     3,000   MBNA Master Credit Card Trust, Series 1995-C,           3,049
             Class A,                                              -------
             6.450% 02/15/08
                                                                    38,615
                                                                   -------

             ASSET-BACKED - HOME EQUITY LOANS - 8.3%
    18,793   AAMES Mortgage Investment Trust, Series 2004-1,        18,793
             Class 2A1,
             2.758% 01/25/35
    20,000   Countrywide Asset-Backed Certificates, Series          20,000
             2004-14, Class A2,
             2.690% 06/25/36
     2,885   Fieldstone Mortgage Investment Corporation, Series      2,885
             2004-4, Class 2A,
             2.738%** 10/25/35
       149   First Plus Home Loan Trust, Series 1998-2,                149
             Class M1,
             7.720% 05/10/24
    13,742   Novastar Home Equity Loan, Series 2003-1, Class A2,    13,749
             2.807%** 05/25/33
     4,528   Residential Asset Mortgage Products, Inc., Series       4,532
             2003-RS2, Class AII,
             2.757%** 03/25/33
    21,217   Residential Asset Mortgage Products, Inc., Series      21,217
             2004-RZ4, Class A2,
             2.660% 03/25/32
    10,398   Terwin Mortgage Trust, Series 2003-2HE, Class A,       10,428
             2.868% 07/25/34                                       -------
                                                                    91,753
                                                                   -------

             ASSET-BACKED - OTHER - 0.8%
     2,000   CIT Equipment Collateral, Series 2002-VT1,              2,014
             Class A4,
             4.670% 12/21/09
       407   CIT Equipment Collateral, Series 2002-VT1, Class B,       406
             3.970% 12/21/09
       983   Connecticut RRB Special Purpose Trust CL&P-1,             990
             Series 2001-1, Class A2,
             5.360% 03/30/07
     5,000   John Deere Owner Trust, Series 2004-A, Class A3,        4,929
             2.320% 12/17/07
       370   PSE&G Transition Funding LLC, Series 2001-1,              372
             Class A2,                                             -------
             5.740% 03/15/07
                                                                     8,711
                                                                   -------

             TOTAL ASSET-BACKED SECURITIES
                (Cost $223,560)                                    221,762
                                                                   -------

             CORPORATE BONDS AND NOTES - 37.8%
             AEROSPACE AND DEFENSE - 0.4%
     4,060   Northrop Grumman Corporation,                           4,229
             7.000% 03/01/06                                       -------

             AUTOMOTIVE - 2.2%
     3,000   DaimlerChrysler North American Holding Corporation,     3,064
             4.750% 01/15/08
     8,000   Ford Motor Credit Company,                              8,629
             7.375% 10/28/09
     6,500   General Motors Acceptance Corporation,                  6,977
             7.750% 01/19/10
     1,500   Lear Corporation, Series B,                             1,524
             7.960% 05/15/05
     4,000   Toyota Motor Credit Corporation, MTN,                   3,983
             2.800% 01/18/06                                       -------
                                                                    24,177
                                                                   -------

             BEVERAGES - 0.2%
     2,000   Constellation Brands, Inc.,                             2,135
             8.625% 08/01/06                                       -------

             BROADCASTING AND CABLE - 1.5%
     2,510   Comcast Cable Communications, Inc.,                     2,593
             6.375% 01/30/06
     2,750   Lenfest Communications, Inc.,                           2,866
             8.375% 11/01/05
     2,000   Liberty Media Corporation,                              1,989
             3.500% 09/25/06
     4,641   Time Warner Inc.,                                       4,978
             8.110% 08/15/06
     3,500   Viacom Inc., Class B,                                   3,659
             5.625% 05/01/07                                       -------
                                                                    16,085
                                                                   -------

             BUILDING MATERIALS - 0.3%
       750   American Standard Inc.,                                   759
             7.375% 04/15/05
     2,750   Louisiana-Pacific Corporation,                          2,823
             8.500% 08/15/05                                       -------
                                                                     3,582
                                                                   -------

             CHEMICALS - BASIC - 0.1%
     1,348   Lyondell Chemical Company, Series B,                    1,412
             9.875% 05/01/07                                       -------

             CHEMICALS - SPECIALTY - 0.2%
     2,500   Equistar Chemicals, LP,                                 2,581
             6.500% 02/15/06                                       -------

             COMMERCIAL BANKING - 5.9%
     9,500   Bank One National Association,                          9,898
             5.500% 03/26/07
     4,000   Citigroup Inc.,                                         4,128
             6.750% 12/01/05
     4,000   Citigroup Inc.,                                         4,136
             5.500% 08/09/06
     5,191   Fifth Third Bancorp,                                    5,112
             2.700% 01/30/07
     1,980   Key Bank N.A.,                                          1,994
             4.100% 06/30/05
     5,000   Marshall & Ilsley Corporation, MTN, Series E,           5,204
             5.750% 09/01/06
     6,000   PNC Funding Corporation,                                6,466
             6.875% 07/15/07
    11,000   U.S. Bancorp, MTN, Series N,                           10,943
             2.750% 03/30/06
    10,000   Wachovia Corporation,                                   9,885
             3.625% 02/17/09
     3,000   Wells Fargo and Company,                                3,109

             5.900% 05/21/06
     4,000   Wells Fargo Financial, Inc.,                            4,129
             4.875% 06/12/07                                       -------
                                                                    65,004
                                                                   -------

             COMMERCIAL SERVICES - 0.4%
     1,289   Allied Waste North America Inc., Series B,              1,353
             10.000% 08/01/09 (a)
     3,000   Waste Management, Inc.,                                 3,439
             7.375% 08/01/10                                       -------
                                                                     4,792
                                                                   -------

             COMPUTER SERVICES - 0.4%
     4,775   First Data Corporation,                                 4,882
             4.700% 11/01/06                                       -------

             COMPUTERS AND OFFICE EQUIPMENT - 1.1%
     5,000   Hewlett-Packard Company,                                5,214
             5.500% 07/01/07
     5,000   International Business Machines Corporation,            5,134
             4.875% 10/01/06
     1,500   Unisys Corporation,                                     1,538
             7.875% 04/01/08                                       -------
                                                                    11,886
                                                                   -------

             CONSTRUCTION - 0.4%
     2,000   KB HOME,                                                2,200
             9.500% 02/15/11
     2,000   Toll Corporation,                                       2,080
             8.000% 05/01/09                                       -------
                                                                     4,280
                                                                   -------

             CONSUMER CREDIT AND MORTGAGES - 2.4%
     6,125   American General Finance Corporation, MTN, Series F,    6,351
             5.875% 07/14/06
     3,000   American General Finance Corporation, MTN, Series H,    3,057
             4.500% 11/15/07
     2,500   Capital One Bank, Bank Note,                            2,568
             4.875% 05/15/08
     7,000   Countrywide Home Loans, Inc., MTN, Series M,            6,968
             4.125% 09/15/09
     7,500   HSBC Finance Corporation,                               8,091
             6.400% 06/17/08                                       -------
                                                                    27,035
                                                                   -------

             DEPARTMENT AND DISCOUNT STORES - 1.4%
     5,000   Target Corporation,                                     5,187
             5.950% 05/15/06
    10,000   Wal-Mart Stores, Inc.,                                 10,232
             4.375% 07/12/07                                       -------
                                                                    15,419
                                                                   -------

             ELECTRIC POWER - NON NUCLEAR - 1.0%
     1,321   AES Corporation,                                        1,341
             8.500% 11/01/07 (a)
     2,425   Kansas Gas & Electric Company,                          2,471
             6.500% 08/01/05
     3,000   Pepco Holdings, Inc.,                                   3,015
             3.750% 02/15/06
     3,562   Virginia Electric and Power Company, Series A,          3,667
             5.750% 03/31/06                                       -------
                                                                    10,494
                                                                   -------

             EXPLORATION AND PRODUCTION - 0.3%
     1,000   Devon Energy Corporation,                                 988
             2.750% 08/01/06
     2,472   Parker & Parsley Petroleum Company,                     2,510
             8.875% 04/15/05                                       -------
                                                                     3,498
                                                                   -------

             FINANCE - MISCELLANEOUS - 2.9%
     4,000   CIT Group Inc.,                                         4,187

             5.500% 11/30/07
     5,000   General Electric Capital Corporation, MTN, Series A,    5,151
             5.000% 02/15/07 (a)
    11,000   General Electric Capital Corporation, MTN, Series A,   11,854
             6.500% 12/10/07
       635   Midland Funding II, Series A,                             659
             11.750% 07/23/05
     4,000   National Rural Utilities Cooperative Finance
             Corporation,                                            4,143
             6.000% 05/15/06
     6,000   Washington Mutual, Inc.,                                5,976
             4.200% 01/15/10                                       -------
                                                                    31,970
                                                                   -------

             FOOD PRODUCTS - 1.0%
     5,710   General Mills, Inc.,                                    5,862
             5.125% 02/15/07
     1,900   Kellogg Company, Series B,                              1,959
             6.000% 04/01/06
     2,860   Kroger Company,                                         3,137
             7.800% 08/15/07                                       -------
                                                                    10,958
                                                                   -------

             HEALTH SERVICES - 0.3%
     3,000   WellPoint Inc.,                                         3,124
             6.375% 06/15/06                                       -------

             HEAVY MACHINERY - 0.7%
     8,000   Caterpillar Financial Services Corporation,             8,276
             5.950% 05/01/06                                       -------

             HOUSEHOLD PRODUCTS - 1.1%
     2,306   Hasbro, Inc.,                                           2,343
             5.600% 11/01/05
     4,000   Newell Rubbermaid Inc.,                                 3,988
             2.000% 05/01/05
     5,950   Procter & Gamble Company,                               6,123
             4.750% 06/15/07                                       -------
                                                                    12,454
                                                                   -------

             HOUSING AND FURNISHING - 0.3%
     1,675   D.R. Horton, Inc.,                                      1,704
             10.500% 04/01/05
     1,500   Ryland Group, Inc.,                                     1,605
             8.000% 08/15/06                                       -------
                                                                     3,309
                                                                   -------

             INSURANCE - 0.7%
     1,500   Allstate Financial Global Funding,                      1,546
             6.150% 02/01/06@
     5,000   Prudential Insurance Company of America,                5,259
             6.375% 07/23/06@
       699   The Hartford Financial Services Group, Inc.,              686
             2.375% 06/01/06                                       -------
                                                                     7,491
                                                                   -------

             INTEGRATED OIL - 0.5%
     5,550   USX Corporation,                                        6,038
             6.850% 03/01/08                                       -------

             INVESTMENT SERVICES - 4.7%
     9,500   Bear Stearns Companies Inc.,                            9,480
             3.000% 03/30/06
     4,000   Credit Suisse First Boston USA, Inc.,                   4,193
             5.750% 04/15/07
    12,000   Goldman Sachs Group, Inc.,                             12,151
             4.125% 01/15/08
     5,000   JPMorgan Chase & Company,                               5,180
             5.625% 08/15/06 (a)
     7,000   Lehman Brothers Holdings Inc.,                          7,048
             4.000% 01/22/08
     5,500   Merrill Lynch & Company, Inc., MTN, Series C,           5,530

             4.125% 01/15/09
     8,000   Morgan Stanley,                                        8,284
             6.100% 04/15/06                                       ------
                                                                   51,866
                                                                   ------
             LODGING AND RECREATION - 1.0%
     2,000   Ameristar Casinos, Inc.,                               2,230
             10.750% 02/15/09
     2,000   Harrahs Operating Company Inc.,                        2,080
             7.875% 12/15/05
       702   Host Marriott Corporation, Series B,                     721
             7.875% 08/01/08
     1,500   ITT Corporation,                                       1,541
             6.750% 11/15/05
     1,500   Mirage Resorts, Inc.,                                  1,571
             7.250% 10/15/06
     2,895   Park Place Entertainment Corporation,                  3,004
             7.875% 12/15/05                                       ------
                                                                   11,147
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 0.5%
     5,000   Abbott Laboratories,                                   5,169
             5.625% 07/01/06                                       ------

             NATURAL GAS DISTRIBUTION - 0.3%
     3,000   Centerpoint Energy Bank Loan,                          3,285
             (purchased 09/25/03, cost $3,458)                     ------
             12.750%** 11/11/05 (b)

             NATURAL GAS PIPELINES - 0.3%
     1,820   Kinder Morgan, Inc.,                                   1,832
             6.650% 03/01/05
     1,500   Transcontinental Gas Pipe Line Corporation,            1,500
             6.125% 01/15/05                                       ------
                                                                    3,332
                                                                   ------

             OILFIELD SERVICES - 0.2%
     2,000   BRL Universal Equipment 2001 A., LP, Series B,         2,103
             8.875% 02/15/08                                       ------

             PACKAGING AND CONTAINERS - 0.4%
     2,594   Ball Corporation,                                      2,724
             7.750% 08/01/06
     2,000   Stone Container Corporation,                           2,190
             9.750% 02/01/11                                       ------
                                                                    4,914
                                                                   ------

             PAPER AND FOREST PRODUCTS - 0.4%
     4,000   International Paper Company,                           4,015
             4.250% 01/15/09                                       ------

             PUBLISHING AND ADVERTISING - 0.9%
     9,000   Gannett Company, Inc.,                                 9,382
             5.500% 04/01/07
     1,000   Reed Elsevier Capital Inc., MTN,                       1,015
             7.000% 05/15/05                                       ------
                                                                   10,397
                                                                   ------

             REAL ESTATE - 0.3%
     3,500   EOP Operating LP,                                      3,516
             6.625% 02/15/05                                       ------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
     1,900   Host Marriott LP, Series E,                            1,986
             8.375% 02/15/06                                       ------

             SPECIALTY STORES - 0.5%
     5,000   Home Depot, Inc.,                                      5,127
             5.375% 04/01/06 (a)                                   ------

             TELECOMMUNICATIONS SERVICES - 2.4%
     4,000   New York Telephone Company,                            4,024
             6.500% 03/01/05

     3,000   Pacific Bell,                                           3,018
             6.250% 03/01/05
     3,000   SBC Communications Inc.,                                3,096
             5.750% 05/02/06
     5,000   Sprint Capital Corporation,                             5,054
             7.900% 03/15/05
     6,000   Verizon Global Funding Corporation,                     6,874
             7.250% 12/01/10
     4,000   Vodafone Group plc,                                     4,642
             7.750% 02/15/10                                       -------
                                                                    26,708
                                                                   -------

             TOTAL CORPORATE BONDS AND NOTES
                (Cost $421,668)                                    418,676
                                                                   -------

             FOREIGN BONDS AND NOTES - 2.3%
             BEVERAGES - 0.7%
     5,000   Diageo Capital plc,                                     4,983
             3.500% 11/19/07
     3,000   Diageo Finance BV,                                      2,975
             3.000% 12/15/06                                       -------
                                                                     7,958
                                                                   -------
             BUILDING MATERIALS - 0.1%
     1,313   Hanson Overseas BV,                                     1,344
             6.750% 09/15/05                                       -------

             COMMERCIAL BANKING - 0.5%
     5,000   Swedish Export Credit,                                  4,950
             2.875% 01/26/07                                       -------

             INTEGRATED OIL - 0.3%
     3,000   BP Capital Markets plc,                                 3,013
             4.000% 04/29/05
       497   Pemex Finance Ltd.,                                       518
             6.550% 02/15/08                                       -------
                                                                     3,531
                                                                   -------

             PHARMACEUTICALS - 0.3%
     3,000   Glaxosmithkline Capital plc,                            2,937
             2.375% 04/16/07 (a)                                   -------

             TELECOMMUNICATIONS SERVICES - 0.4%
     4,000   Deutsche Telekom International Finance BV,              4,765
             8.500%** 06/15/10                                     -------

             TOTAL FOREIGN BONDS AND NOTES
                (Cost $25,609)                                      25,485
                                                                   -------

             MORTGAGE-BACKED SECURITIES - 29.1%
             CMO-FIXED RATE SECURITIES - 1.8%
    20,125   MLCC Mortgage Investors, Inc., Series 2003-G,
             Class A1,                                              20,119
             2.649% 01/25/29                                       -------

             COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.7%
    14,642   Adjustable Rate Mortgage Trust, Series 2004-3,
             Class 2A1,                                             14,601
             2.698% 02/25/35
     9,899   Bear Stearns Alt-A Trust, Series 2004-8, Class 1A,      9,910
             2.768% 09/25/34
    14,500   Bear Stearns Asset-Backed Securities, Inc.,
             Series 2004-AC5, Class A2,                             14,527
             2.727% 10/25/34
    21,499   Freddie Mac, Series 2522, Class TB,                    22,036
             5.500% 11/15/21
     7,790   Freddie Mac, Series 2695, Class AT,                     7,786
             4.000% 10/15/26
    14,848   Homebanc Mortgage Trust, Series 2004-2, Class A1,      14,863
             2.788% 12/25/34
    14,314   IMPAC Commercial Mortgage-Backed Trust, Series
             2004-5, Class 1A1,                                     14,314
             2.778%** 10/25/34
    17,898   IMPAC Commercial Mortgage-Backed Trust,
             Series 2004-10, Class 2A,                              17,898

             2.738% 03/25/35
    22,000   IMPAC Secured Assets Corporation, Series 2004-4,
             Class 1A2,                                                22,000
             2.690% 02/25/35
    14,738   Merrill Lynch Mortgage Investors, Inc., Series
             2003-D, Class A,                                          14,705
             2.640%** 08/25/28
    13,864   Merrill Lynch Mortgage Investors, Inc.,
             Series 2004-HB1, Class A1,                                13,870
             2.688% 04/25/29
    18,087   Mortgageit Trust, Series 2004-2, Class A1,                18,097
             2.698% 12/25/34                                          -------
                                                                      184,607
                                                                      -------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.5%
    27,260   4.000% 06/01/11                                           27,141
     9,282   4.500% 10/01/14                                            9,282
    13,281   4.500% 10/01/14                                           13,281
                                                                      -------
                                                                       49,704
                                                                      -------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
             CERTIFICATES - 2.7%
    30,000   4.500% 10/15/19 (c)                                       29,888
                                                                      -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.5%
     5,037   4.500% 11/01/14                                            5,123
                                                                      -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
             CERTIFICATES - 2.8%
        71   7.500% 11/01/09                                               73
    30,000   5.000% 01/15/20 (c)                                       30,469
                                                                      -------
                                                                       30,542
                                                                      -------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
             CERTIFICATES - 0.1%
     1,639   3.375%** 04/20/22                                          1,666
                                                                      -------
             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $322,456)                                       321,649
                                                                      -------

             SOVEREIGN GOVERNMENT BONDS AND NOTES - 1.3%
     3,368   Quebec (Province of),                                      3,467
             5.500% 04/11/06
     4,000   Republic of Italy,                                         4,019
             7.250% 02/07/05 (a)
     7,000   United Mexican States,                                     7,088
             4.625% 10/08/08                                          -------

             TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
                (Cost $14,535)                                         14,574
                                                                      -------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION
             (FNMA) - 3.5%
     8,959   5.875% 02/02/06                                            9,217
    30,000   Discount note 01/11/05                                    29,985
                                                                      -------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $39,301)                                         39,202
                                                                      -------
             U.S. TREASURY OBLIGATIONS - 4.7%
             U.S. TREASURY INFLATION INDEX - 2.0%
    19,935   3.625% 01/15/08                                           21,714
                                                                      -------
             U.S. TREASURY NOTES - 2.7%
    30,000   3.125% 09/15/08                                           29,701
                                                                      -------
             TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $51,524)                                         51,415
                                                                      -------

  Shares
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 9.9%
   109,926   Nations Cash Reserves, Capital Class Shares#              109,926
                                                                    ----------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $109,926)                                        109,926
                                                                    ----------
             TOTAL INVESTMENTS
                (Cost $1,208,579*)                          108.6%   1,202,689
                                                                    ----------


             TOTAL OTHER ASSETS AND LIABILITIES (NET)       (8.6)%     (95,717)
                                                                    ----------
             NET ASSETS                                     100.0%  $1,106,972
                                                                    ==========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,208,579.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Depreciation
------------   ------------   --------------
     841           6,731           5,890

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $2,682.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $2,596 and $2,580, respectively.

(b)  Loan participation agreement.

(c)  TBA - Securities purchased on a forward commitment basis.

ABBREVIATIONS:
MTN - Medium Term Note
LTD - Limited

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                            VALUE
   (000)                                                            (000)
----------                                                         ------
             CORPORATE BONDS AND NOTES - 80.6%
             AEROSPACE AND DEFENSE - 1.4%
      $233   Boeing Company,                                       $  241
             5.125% 02/15/13
         8   General Dynamics Corporation,                              8
             4.500% 08/15/10
       322   Northrop Grumman Corporation,                            370
             7.125% 02/15/11
       120   Raytheon Company,                                        125
             5.375% 04/01/13                                       ------

                                                                      744
                                                                   ------

             AIRLINES - 0.5%
       284   Continental Airlines, Inc., Series 971A,                 274
             7.461% 04/01/15                                       ------


             AUTOMOTIVE - 5.6%
       839   DaimlerChrysler NA Holdings Corporation,                 837
             4.050% 06/04/08
       231   Ford Motor Company,                                      232
             7.450% 07/16/31
       254   Ford Motor Credit Company,                               260
             5.800% 01/12/09
       758   Ford Motor Credit Company,                               817
             7.375% 02/01/11
       178   General Motors Acceptance Corporation,                   183
             6.150% 04/05/07
       399   General Motors Acceptance Corporation,                   409
             6.875% 09/15/11
       190   General Motors Acceptance Corporation,                   195
             8.000% 11/01/31                                       ------

                                                                    2,933
                                                                   ------

             BEVERAGES - 1.4%
       245   Anheuser-Busch Companies, Inc.,                          264
             5.950% 01/15/33
       449   Cadbury Schweppes plc,                                   457
             5.125% 10/01/13@                                      ------

                                                                      721
                                                                   ------

             BROADCASTING AND CABLE - 3.2%
       172   Comcast Cable Communications, Inc.,                      199
             7.125% 06/15/13
       535   Liberty Media Corporation,                               532
             3.500% 09/25/06
       192   Tele-Communications, Inc., Class A,                      273
             9.875% 06/15/22
       440   Time Warner Inc.,                                        565
             9.125% 01/15/13
       100   Time Warner Inc.,                                        121
             7.625% 04/15/31                                       ------

                                                                    1,690
                                                                   ------

             CHEMICALS - BASIC - 1.0%
       248   The Dow Chemical Company,                                272
             6.125% 02/01/11
       208   The Dow Chemical Company,                                252
             7.375% 11/01/29                                       ------

                                                                      524
                                                                   ------

             CHEMICALS - SPECIALTY - 0.9%
        68   Eastman Chemical Company,                                66
             3.250% 06/15/08
       240   Eastman Chemical Company,                               260
             6.300% 11/15/18
        12   Monsanto Company,                                        12
             4.000% 05/15/08##
       111   Praxair, Inc.,                                          114
             4.750% 07/15/07                                       -----

                                                                     452
                                                                   -----

             COMMERCIAL BANKING - 9.6%
       987   Bank One Corporation,                                 1,057
             6.000% 08/01/08
       237   Citigroup Inc.,                                         259
             6.000% 02/21/12
       482   First Union National Bank,                              515
             5.800% 12/01/08
       271   Golden West Financial Corporation,                      272
             4.750% 10/01/12
       186   Mellon Funding Corporation,                             192
             4.875% 06/15/07
       445   National City Bank,                                     440
             4.625% 05/01/13
       315   PNC Funding Corporation,                                327
             5.750% 08/01/06
        20   Popular North America Inc.,                              20
             4.250% 04/01/08
       312   Popular North America Inc., MTN, Series E,              325
             6.125% 10/15/06
        87   Regions Financial Corporation,                          108
             7.750% 09/15/24
        75   SouthTrust Bank N.A.,                                    74
             4.750% 03/01/13
       433   US Bank N.A., Minnesota,                                481
             6.375% 08/01/11
       421   Washington Mutual, Inc.,                                438
             5.625% 01/15/07
       587   Washington Mutual, Inc.,                                562
             4.625% 04/01/14                                       -----

                                                                   5,070
                                                                   -----

             COMMERCIAL SERVICES - 0.5%
       244   Waste Management, Inc.,                                 280
             7.375% 08/01/10                                       -----


             COMPUTERS AND OFFICE EQUIPMENT - 0.4%
       172   International Business Machines Corporation,            195
             6.500% 01/15/28                                       -----


             CONGLOMERATES - 0.2%
        83   General Electric Company,                                85
             5.000% 02/01/13                                       -----


             CONSUMER CREDIT AND MORTGAGES - 1.8%
       146   American Express Company,                               147
             3.750% 11/20/07
       143   American General Finance Corporation, MTN, Series H,    137
             2.750% 06/15/08
       660   Countrywide Home Loans, Inc., MTN, Series J,            681
             5.500% 08/01/06                                       -----

                                                                     965
                                                                   -----

             DEPARTMENT AND DISCOUNT STORES - 2.0%
        25   Kohl's Corporation,                                      26
             6.700% 02/01/06

       169   Target Corporation,                                     179
             5.400% 10/01/08
       314   Target Corporation,                                     342
             5.875% 03/01/12
       491   Wal-Mart Stores, Inc.,                                  507
             5.450% 08/01/06                                       -----

                                                                   1,054
                                                                   -----

             ELECTRIC POWER - NON NUCLEAR - 3.7%
        97   Appalachian Power Company, Series G,                     96
             3.600% 05/15/08
       111   Columbus Southern Power Company, Series D,              124
             6.600% 03/01/33
        31   Dominion Resources, Inc.,                                31
             5.000% 03/15/13
        16   Ohio Edison Company,                                     16
             4.000% 05/01/08##
       130   Pacific Gas and Electric Company,                       135
             6.050% 03/01/34
       122   Pepco Holdings, Inc.,                                   123
             3.750% 02/15/06
        45   Pepco Holdings, Inc.,                                    47
             5.500% 08/15/07
       433   Progress Energy, Inc.,                                  454
             6.050% 04/15/07
        26   PSEG Power LLC,                                          26
             5.500% 12/01/15
        94   Public Service Electric & Gas Company, MTN, Series C,    94
             4.000% 11/01/08
       300   TXU Corporation,                                        298
             5.550% 11/15/14@
       500   TXU Corporation,                                        495
             6.550% 11/15/34@                                      -----

                                                                   1,939
                                                                   -----

             ELECTRIC POWER - NUCLEAR - 4.3%
        93   American Electric Power Company, Inc.,                   94
             5.250% 06/01/15
       293   CenterPoint Energy Resources Corporation, Series B,     348
             7.875% 04/01/13
        60   Duquesne Light Company, Series O,                        67
             6.700% 04/15/12
        35   Energy East Corporation,                                 39
             6.750% 06/15/12
        88   FirstEnergy Corporation, Series B,                       96
             6.450% 11/15/11
       201   FirstEnergy Corporation, Series C,                      230
             7.375% 11/15/31
       210   Kiowa Power Partners, LLC,                              211
             5.737% 03/30/21@
       507   MidAmerican Energy Holdings, Series D,                  502
             5.000% 02/15/14
       104   Southern California Edison Company,                     110
             6.000% 01/15/34
       255   Southern Company Capital Funding, Series A,             267
             5.300% 02/01/07
       126   Southern Power Company, Series B,                       138
             6.250% 07/15/12
       180   Virginia Electric and Power Company, Series A,          186
             5.375% 02/01/07                                       -----

                                                                   2,288
                                                                   -----

             EXPLORATION AND PRODUCTION - 1.2%
       545   XTO Energy, Inc.,                                       638
             7.500% 04/15/12                                       -----


             FINANCE - MISCELLANEOUS - 9.9%
       119   Capital One Bank,                                       123

             5.000% 06/15/09
       193   CIT Group, Inc.,                                        208
             7.375% 04/02/07
       500   CitiCorp Lease,                                         595
             8.040% 12/15/19@
       275   Fund American Companies, Inc.,                          280
             5.875% 05/15/13
     1,032   General Electric Capital Corporation, MTN, Series A,  1,209
             6.750% 03/15/32
       202   Household Finance Corporation,                          216
             5.875% 02/01/09
       402   Household Finance Corporation,                          444
             6.375% 11/27/12
       110   International Lease Finance Corporation,                111
             4.500% 05/01/08
       765   International Lease Finance Corporation,                745
             3.500% 04/01/09
       355   National Rural Utilities Cooperative Finance
             Corporation,                                            351
             3.250% 10/01/07
       221   National Rural Utilities Cooperative Finance
             Corporation,                                            236
             5.750% 08/28/09
       163   National Rural Utilities Cooperative Finance            213
             Corporation, MTN, Series C,
             8.000% 03/01/32
       500   Rabobank Capital Funding II,                            509
             5.260% 12/29/49@                                      -----

                                                                   5,240
                                                                   -----

             FOOD AND DRUG STORES - 1.6%
       160   CVS Corporation,                                        161
             5.298% 01/11/27@
       384   Fred Meyer, Inc.,                                       422
             7.450% 03/01/08
       202   The Kroger Company,                                     228
             6.800% 04/01/11
        12   The Kroger Company,                                      14
             6.750% 04/15/12##                                     -----

                                                                     825
                                                                   -----

             HEALTH SERVICES - 1.1%
       377   Wellpoint Health Networks Inc.,                         392
             6.375% 06/15/06
       185   Wellpoint Health Networks Inc.,                         204
             6.375% 01/15/12                                       -----

                                                                     596
                                                                   -----

             HEAVY MACHINERY - 0.4%
       165   John Deere Capital Corporation,                         190
             7.000% 03/15/12                                       -----


             HOUSEHOLD PRODUCTS - 0.3%
       136   Procter & Gamble Company,                               140
             4.750% 06/15/07                                       -----


             INSURANCE - 2.3%
        32   Hartford Life, Inc.,                                     38
             7.375% 03/01/31
       152   Mass Mutual Global Funding II,                          146
             2.550% 07/15/08@
       110   MetLife, Inc.,                                          114
             5.375% 12/15/12
       235   MetLife, Inc.,                                          256
             6.500% 12/15/32
        50   Principal Life Global,                                   52
             6.125% 03/01/06@
        52   Prudential Financial, Inc., MTN, Series B,               50
             4.500% 07/15/13

       399   Prudential Funding LLC, MTN,                            431
             6.600% 05/15/08@
        78   The Hartford Financial Services Group, Inc.,             77
             2.375% 06/01/06
        72   The Hartford Financial Services Group, Inc.,             70
             4.625% 07/15/13                                       -----

                                                                   1,234
                                                                   -----

             INTEGRATED OIL - 2.0%
       325   Amerada Hess Corporation,                               363
             7.300% 08/15/31
       271   Conoco Funding Company,                                 302
             6.350% 10/15/11
       351   USX Corporation,                                        363
             6.650% 02/01/06                                       -----

                                                                   1,028
                                                                   -----

             INVESTMENT SERVICES - 9.3%
       652   Bear Stearns Companies Inc.,                            658
             4.500% 10/28/10
       210   Citigroup Global Markets Holdings Inc.,                 227
             6.500% 02/15/08
        30   Credit Suisse First Boston USA, Inc.,                    31
             5.875% 08/01/06
       229   Credit Suisse First Boston USA, Inc.,                   250
             6.125% 11/15/11
       711   Goldman Sachs Group, Inc.,                              795
             6.600% 01/15/12
       254   Goldman Sachs Group, Inc.,                              251
             4.750% 07/15/13
       333   Lehman Brothers Holdings Inc.,                          335
             4.000% 01/22/08
       352   Lehman Brothers Holdings Inc.,                          385
             7.000% 02/01/08
       262   Lehman Brothers Holdings Inc.,                          308
             7.875% 08/15/10
       539   Merrill Lynch & Company, Inc.,                          578
             6.000% 02/17/09
       125   Merrill Lynch & Company, Inc., MTN, Series B,           124
             2.070% 06/12/06
        76   Merrill Lynch & Company, Inc., MTN, Series B,            76
             3.700% 04/21/08
       294   Morgan Stanley,                                         328
             6.600% 04/01/12
       518   Morgan Stanley,                                         533
             5.300% 03/01/13                                       -----

                                                                   4,879
                                                                   -----

             METALS AND MINING - 0.5%
       223   Alcoa Inc.,                                            258
             7.375% 08/01/10                                       -----


             NATURAL GAS DISTRIBUTION - 0.6%
       310   NiSource Finance Corporation,                           318
             5.400% 07/15/14                                       -----


             NATURAL GAS PIPELINES - 1.6%
       418   Duke Capital LLC,                                       421
             4.370% 03/01/09
       346   Teppco Partners, LP,                                    399
             7.625% 02/15/12                                       -----

                                                                     820
                                                                   -----

             OIL REFINING AND MARKETING - 0.6%
       243   Valero Energy Corporation,                              275
             6.875% 04/15/12
        13   Velero Energy Corporation,                               16
             7.500% 04/15/32##                                     -----

                                                                     291
                                                                   -----

             PAPER AND FOREST PRODUCTS - 2.2%
       116   Champion International Corporation,                      134
             7.350% 11/01/25
       402   International Paper Company,                             428
             5.850%** 10/30/12
       368   MeadWestvaco Corporation,                                416
             6.850% 04/01/12
       145   MeadWestvaco Corporation,                                181
             8.200% 01/15/30                                       ------

                                                                    1,159
                                                                   ------

             PUBLISHING AND ADVERTISING - 1.1%
       135   Knight-Ridder, Inc.,                                     156
             7.125% 06/01/11
       125   News America Holdings Inc.,                              161
             9.250% 02/01/13
        22   News America Holdings Inc.,                               23
             6.550% 03/15/33
       209   News America Holdings Inc.,                              265
             8.150% 10/17/36                                       ------

                                                                      605
                                                                   ------

             RAILROADS, TRUCKING AND SHIPPING - 0.5%
       222   Burlington Northern Santa Fe Corporation,                251
             6.750% 07/15/11
        21   Union Pacific Corporation,                                20
             4.698% 01/02/24                                       ------

                                                                      271
                                                                   ------

             REAL ESTATE - 1.3%
       208   EOP Operating LP,                                        235
             7.000% 07/15/11
       443   EOP Operating LP,                                        428
             4.750% 03/15/14
        11   ERP Operating LP,                                         11
             5.200% 04/01/13##                                     ------

                                                                      674
                                                                   ------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
       509   Camden Property Trust,                                   513
             5.375% 12/15/13
       149   Health Care Property Investors, Inc.,                    163
             6.450% 06/25/12
       487   Simon Property Group, LP,                                479
             3.750% 01/30/09                                       ------

                                                                    1,155
                                                                   ------

             TELECOMMUNICATIONS SERVICES - 5.4%
        83   BellSouth Corporation,                                    90
             6.000% 10/15/11
       140   BellSouth Telecommunications Inc.,                       148
             6.375% 06/01/28
       490   SBC Communications Inc.,                                 506
             5.750% 05/02/06
        43   Sprint Capital Corporation,                               46
             6.125% 11/15/08
       562   Sprint Capital Corporation,                              685
             8.375% 03/15/12
       310   Sprint Capital Corporation,                              413
             8.750% 03/15/32
       221   Verizon Global Funding Corporation,                      275
             7.750% 12/01/30
       644   Verizon Pennsylvania Inc., Series A,                     678
             5.650% 11/15/11                                       ------

                                                                    2,841
                                                                   ------

             TOTAL CORPORATE BONDS AND NOTES
             (Cost $41,587)                                        42,376
                                                                   ------

            FOREIGN BONDS AND NOTES - 11.9%
            BROADCASTING AND CABLE - 0.0%+
       11   Rogers Cable Inc.,                                        11
            6.250% 06/15/13##                                      -----


            BUILDING MATERIALS - 0.4%
      184   Hanson Overseas BV,                                      188
            6.750% 09/15/05                                        -----


            COMMERCIAL BANKING - 0.9%
        6   Barclays Bank plc,                                         7
            7.400% 12/15/09
      123   HSBC Holdings plc,                                       148
            7.350% 11/27/32@
      322   Scotland International Finance,                          309
            4.250% 05/23/13@                                       -----

                                                                     464
                                                                   -----

            DIVERSIFIED MANUFACTURING - 1.0%
      500   Hutchison Whampoa International Ltd.,                    527
            6.250% 01/24/14@                                       -----


            EXPLORATION AND PRODUCTION - 0.8%
      275   Gazprom International SA,                                291
            7.201% 02/01/20@
       90   Nexen Inc.,                                              111
            7.875% 03/15/32                                        -----

                                                                     402
                                                                   -----

            FINANCE - MISCELLANEOUS - 0.5%
      250   UFJ Finance Aruba,                                       279
            6.750% 07/15/13                                        -----


            FOOD PRODUCTS - 0.1%
       36   Unilever Capital Corporation,                             37
            6.875% 11/01/05                                        -----


            INTEGRATED OIL - 0.9%
       25   Pemex Project Funding Master Trust,                       28
            7.875%** 02/01/09
      392   Pemex Project Funding Master Trust,                      456
            8.625%** 02/01/22                                      -----

                                                                     484
                                                                   -----

            METALS AND MINING - 0.6%
      288   Alcan Inc.,                                              320
            6.450% 03/15/11                                        -----


            RAILROADS, TRUCKING AND SHIPPING - 0.4%
      188   Canadian National Railway Company,                       216
            6.900% 07/15/28                                        -----


            TELECOMMUNICATIONS SERVICES - 6.3%
      265   British Telecommunications, plc,                         276
            7.875%** 12/15/05
      112   British Telecommunications, plc,                         134
            8.375% 12/15/10
       43   British Telecommunications, plc,                          58
            8.875% 12/15/30
      840   Deutsche Telekom International Finance BV,             1,001
            8.500%** 06/15/10
      490   Deutsche Telekom International Finance BV,               504
            5.250% 07/22/13
      370   France Telecom SA,                                       441

            8.500%** 03/01/11
      263   France Telecom SA,                                         357
            9.250%** 03/01/31
       80   Telefonos de Mexico, SA,                                    81
            4.500% 11/19/08
      452   Telus Corporation,                                         491
            7.500% 06/01/07                                        -------

                                                                     3,343
                                                                   -------

            TOTAL FOREIGN BONDS AND NOTES
               (Cost $6,141)                                         6,271
                                                                   -------

            SOVEREIGN GOVERNMENT BONDS AND NOTES - 3.6%
      157   Region of Lombardy,                                        167
            5.804% 10/25/32
      101   Republic of Chile,                                         106
            5.500% 01/15/13
      233   Republic of South Africa,                                  255
            6.500% 06/02/14
      523   United Mexican States,                                     615
            8.375% 01/14/11
      188   United Mexican States,                                     200
            6.375% 01/16/13
      524   United Mexican States,                                     566
            7.500% 04/08/33                                        -------


            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
               (Cost $1,813)                                         1,909
                                                                   -------

  SHARES
  (000)
--------
           AFFILIATED INVESTMENT COMPANIES - 1.7%
     913   Nations Cash Reserves, Capital Class Shares#

                                                                              913
                                                                          -------

           TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $913)                                                     913
                                                                          -------

           TOTAL INVESTMENTS
              (Cost $50,454*)                                      97.8%   51,469
                                                                          -------

           TOTAL OTHER ASSETS AND LIABILITIES (NET)                 2.2%    1,172
                                                                          -------

           NET ASSETS                                             100.0%  $52,641
                                                                          =======

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $50,454.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    1,159           144            1,015

** Variable rate note. The interest rate shown reflects the rate in effect at December 31,2004.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as These securities may be resold in transactions exempt from registration, normally Amended to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts.

At December 31, 2004, the Fund held the following open futures contracts:

                                                                 UNREALIZED
                                      AGGREGATE                APPRECIATION/
                             VALUE   FACE VALUE   EXPIRATION    DEPRECIATION
TYPE             CONTRACTS   (000)      (000)        DATE           (000)
----             ---------   -----   ----------   ----------   -------------
U.S. 5 Year
Treasury Note
Futures (short
position)             6        653        657     March-2005       $ (4)

U.S. 10 Year
Treasury Note
Futures (short
position)            37      4,103      4,142     March-2005        (39)

U.S. 2 Year
Treasury Note
Futures (long
position)            15      3,142      3,144     March-2005          2

U.S.
Treasury Bond
Futures (long
position)            13      1,434      1,463     March-2005         29
                                                                   ----
                                                                   $(12)
                                                                   ----

ABBREVIATIONS:

MTN - Medium Term Note

LTD - Limited

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                           VALUE
  (000)                                                            (000)
---------                                                          -----
            CORPORATE BONDS AND NOTES - 73.6%
            APPAREL AND TEXTILES - 0.3%

     $ 20   Phillips-Van Heusen Corporation,                       $ 22
                                                                   ----
            8.125% 05/01/13

            AUTOMOTIVE - 0.3%
       20   Cooper Standard Auto,                                    20
                                                                   ----
            8.375% 12/15/14=@

            BROADCASTING AND CABLE - 1.8%
      120   Charter Communications Holdings LLC,                    102
            9.920% 04/01/11
       15   Directv Holdings LLC,                                    17
                                                                   ----
            8.375% 03/15/13
                                                                    119
                                                                   ----

            BUILDING MATERIALS - 4.0%
       20   Acih Inc.,                                               14
            0.000% 12/15/12@
      225   Building Materials Corporation of America, Series B,    230
            7.750% 07/15/05
       15   US Concrete, Inc.,                                       16
                                                                   ----
            8.375% 04/01/14
                                                                    260
                                                                   ----

            CHEMICALS - BASIC - 2.2%
      136   Lyondell Chemical Company, Series B,                    142
                                                                   ----
            9.875% 05/01/07

            COMMERCIAL SERVICES - 2.1%
      135   Browning-Ferris Industries, Inc.,                       137
                                                                   ----
            7.875% 03/15/05

            COMPUTERS AND OFFICE EQUIPMENT - 0.9%
       56   Unisys Corporation,                                      57
                                                                   ----
            7.875% 04/01/08=

            CONSTRUCTION - 6.3%
      200   KB HOME,                                                198
            5.750% 02/01/14

      200   Toll Corporation,                                       208
                                                                   ----
            8.000% 05/01/09
                                                                    406
                                                                   ----

            CONSUMER SERVICES - 0.6%
       15   Finlay Fine Jewelry Corporation,                         16
            8.375% 06/01/12
       20   Service Corporation International,                       22
                                                                   ----
            7.700% 04/15/09
                                                                     38
                                                                   ----

            DEPARTMENT AND DISCOUNT STORES - 0.3%
       20   Saks Inc.,                                               20
                                                                   ----
            7.000% 12/01/13=

            ELECTRIC POWER - NON NUCLEAR - 4.9%

      73    AES Corporation,                                          74
            8.500% 11/01/07=
      40    Calpine Generating Corporation,                           39
            11.050% 04/01/11=
     144    CMS Energy Corporation,                                  144
            7.000% 01/15/05=
      59    Midland Funding II, Series A,                             61
            11.750% 07/23/05                                       -----


                                                                     318
                                                                   -----

            EXPLORATION AND PRODUCTION - 1.7%
      15    Chesapeake Energy Corporation,                            16
            7.500% 06/15/14

      93    Evergreen Resources, Inc.,                                97
            5.875% 03/15/12                                        -----


                                                                     113
                                                                   -----

            FINANCE - MISCELLANEOUS - 22.1%
   1,400    Dow Jones CDX3 HY-B,                                   1,436
            8.000% 12/29/09@                                       -----


            FOOD PRODUCTS - 2.4%
      10    Dole Food Company, Inc.,                                  11
            8.625% 05/01/09
     136    United Agri Products,                                    146
            8.750% 12/15/11@                                       -----


                                                                     157
                                                                   -----

            HEAVY MACHINERY - 1.7%
     103    AGCO Corporation,                                        110
            9.500% 05/01/08                                        -----


            HOUSING AND FURNISHING - 3.1%
     200    Beazer Homes USA, Inc.,                                  203
            6.500% 11/15/13                                        -----


            LODGING AND RECREATION - 6.6%
      20    AMF Bowling Worldwide, Inc.,                              21
            10.000% 03/01/10
      71    Host Marriott Corporation, Series B,                      73
            7.875% 08/01/08
     100    Marquee Holdings Inc.,                                    68
            0.000% 08/15/14@
     200    Park Place Entertainment Corporation,                    208
            7.875% 12/15/05
      20    Seneca Gaming Corporation,                                21
            7.250% 05/01/12
      35    Six Flags, Inc.,                                          35
            9.625% 06/01/14                                        -----


                                                                     426
                                                                   -----

            METALS AND MINING - 3.4%
     194    Ryerson Tull, Inc., Class A,                             198
            9.125% 07/15/06
      20    Wise Metals Group LLC,                                    20
            10.250% 05/15/12                                       -----


                                                                     218
                                                                   -----

            NATURAL GAS PIPELINES - 2.6%
     100    Sonat Inc.,                                              104
            7.625% 07/15/11
      55    Williams Companies, Inc.,                                 64
            8.125% 03/15/12                                        -----


                                                                     168
                                                                   -----

            OILFIELD SERVICES - 0.3%
     15     Pride International, Inc.,                                16
            7.375% 07/15/14=                                       -----


            PAPER AND FOREST PRODUCTS - 0.6%

       43   Scotia Pacific Company LLC, Series B,                     37
            7.110% 01/20/14                                        -----


            SEMICONDUCTORS - 2.1%
      129   Fairchild Semiconductor International, Inc.,             136
            10.500% 02/01/09=                                      -----


            TELECOMMUNICATIONS SERVICES - 3.3%
       60   Qwest Services Corporation,                               72
            14.000%** 12/15/10@
       30   Time Warner Telecom LLC,                                  30
            9.750% 07/15/08=
      100   US Unwired Inc., Series B,                               113
            10.000% 06/15/12                                       -----

                                                                     215
                                                                   -----

            TOTAL CORPORATE BONDS AND NOTES
               (Cost $4,681)                                       4,774
                                                                   -----

            FOREIGN BONDS AND NOTES - 5.8%

            CHEMICALS - SPECIALTY - 3.2%
      200   Methanex Corporation,                                    205
            7.750% 08/15/05                                        -----


            OILFIELD SERVICES - 0.3%
       20   J. Ray McDermott, S.A.,                                   22
            11.000% 12/15/13@                                      -----


            PACKAGING AND CONTAINERS - 1.8%
      100   Crown Euro Holdings S.A.,                                118
            10.875% 03/01/13                                       -----


            PAPER AND FOREST PRODUCTS - 0.4%
       15   Norske Skog Canada Ltd., Series D,                        16
            8.625% 06/15/11

       10   Tembec Industries, Inc.,                                  10
            8.500% 02/01/11                                        -----

                                                                      26
                                                                   -----

            TELECOMMUNICATIONS SERVICES - 0.1%

       10   Inmarsat Finance Plc, (0.000)% due 11/15/12                7
                                                                   -----
            10.375% beginning
            11/15/08,
            0.000% 11/15/12@

            TOTAL FOREIGN BONDS AND NOTES
               (Cost $375)                                           378
                                                                   -----

            BANK LOANS - 2.9%
            FINANCE - MISCELLANEOUS - 2.9%
      180   Qwest Bank Loan Tranche,                                 187
                                                                   -----
            7.390% 06/30/07(b) (c)
               (Cost $179)


SHARES
------
            WARRANTS - 0.0%+
      225   Solutia Inc., Expire 07/15/09= (a)                       0++
                                                                   -----
            (COST $0)

SHARES
 (000)
            AFFILIATED INVESTMENT COMPANIES - 10.3%
      670   Nations Cash Reserves, Capital Class Shares#             670
                                                                   -----

            TOTAL AFFILIATED INVESTMENT COMPANIES

               (Cost $670)                                           670
                                                                  ------

            TOTAL INVESTMENTS
               (Cost $5,905*)                              92.6%   6,009
                                                                  ------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)        7.4%     480
                                                                  ------
            NET ASSETS                                    100.0%  $6,489
                                                                  ======

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $5,905.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
    111              7              104

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(a)  Fair valued security.
(b)  Restricted security.
(c)  Loan participation agreement.

ABBREVIATION:
LTD - Limited

NATIONS FUNDS
MORTGAGE- AND ASSET-BACKED PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                            VALUE
   (000)                                                            (000)
----------                                                         -------
             ASSET-BACKED SECURITIES - 12.4%
             ASSET-BACKED - AUTO LOANS - 4.4%
    $1,175   Americredit Automobile Receivables Trust,
             Series 2003-CF, Class A3,
             2.750% 10/09/07                                        $1,172
       166   Daimler Chrysler Auto Trust, Series 2003-A,
             Class A2,
             1.520% 12/08/05                                           165
     1,170   ONYX Acceptance Auto Trust, Series 2003-D,
             Class A3,
             2.400% 12/15/07                                         1,166
       938   World OMNI Auto Receivables Trust, Series 2001-B,
             Class A4,
             4.490% 08/20/08                                           943
                                                                   -------
                                                                     3,446
                                                                   -------

             ASSET-BACKED - CREDIT CARD RECEIVABLES - 2.5%
     1,525   Bank One Issuance Trust, Series 2002-A2, Class A4,
             4.160% 01/15/08                                         1,533
       475   Chase Credit Card Master Trust, Series 2003-6,
             Class A,
             2.513% 02/15/11                                           476
                                                                   -------
                                                                     2,009
                                                                   -------

             ASSET-BACKED - HOME EQUITY LOANS - 5.5%
       989   AAMES Mortgage Investment Trust, Series 2004-1,
             Class 2A1,
             2.758% 01/25/35                                           989
     1,000   Countrywide Asset-Backed Certificates,
             Series 2004-14, Class A2,
             2.690% 06/25/36                                         1,000
     1,000   Residential Asset Mortgage Products, Inc.,
             Series 2004-RZ4, Class A2,
             2.660% 03/25/32                                         1,000
     1,348   Terwin Mortgage Trust, Series 2003-2HE, Class A,
             2.868% 07/25/34                                         1,353
                                                                   -------
                                                                     4,342
                                                                   -------

             TOTAL ASSET-BACKED SECURITIES
                (Cost $9,814)                                        9,797
                                                                   -------

             MORTGAGE-BACKED SECURITIES - 104.4%
             CMO- 0.9%
       291   Fannie Mae, Series 2002-16, Class PG,
             6.000% 04/25/17                                           307
       304   Fannie Mae, Series 2002-47, Class QE,
             5.500% 08/25/17                                           314
       333   Freddie Mac, Series 2664, Class IO,
             5.500% 05/15/27##                                          35
       291   Freddie Mac, Series 2692, Class IA,
             5.500% 01/15/23                                            25
                                                                   -------
                                                                       681
                                                                   -------
             CMO-FIXED RATE SECURITIES - 1.2%
       977   MLCC Mortgage Investors, Inc.,
             Series 2003-G, Class A1,
             2.649% 01/25/29                                           977
                                                                   -------

             CMO-FLOATING RATE - 3.7%
     1,000   IMPAC Secured Assets Corporation,
             Series 2004-4, Class 1A2,
             2.690% 12/25/31                                         1,001
       961   Merrill Lynch Mortgage Investors, Inc.,
             Series 2003-D, Class A,
             2.640% 08/25/28**                                         958
       997   Mortgageit Trust, Series 2004-2, Class A1,
             2.698% 12/25/34                                           997
                                                                   -------
                                                                     2,956
                                                                   -------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
             CERTIFICATES - 3.9%
     1,500   4.500% 10/15/19 (a)                                     1,494
        70   6.500% 11/01/32##                                          74
     1,500   5.500% 01/15/35 (a)                                     1,524
                                                                   -------
                                                                     3,092
                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
             CERTIFICATES - 85.8%
    24,203   5.000% 01/15/20 (a)                                    24,580
       106   7.000% 02/01/32-06/01/32                                  113
       418   6.500% 05/01/32-05/01/33                                  438
     6,381   5.500% 11/01/33-12/01/33                                6,484
    11,000   5.000% 01/15/35 (a)                                    10,911
     4,682   5.500% 01/15/35 (a)                                     4,752
    19,500   6.500% 01/15/35 (a)                                    20,445
                                                                   -------
                                                                    67,723
                                                                   -------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
             CERTIFICATES - 8.9%
        19    7.000% 03/15/31                                           20
     6,452    5.500% 06/15/33                                        6,600
       373    5.500% 01/15/35 (a)                                      381
                                                                   -------
                                                                     7,001
                                                                   -------

             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $82,573)                                      82,430
                                                                   -------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.8%
             FEDERAL HOME LOAN BANK (FHLB) - 11.6%
     2,200   Discount note 01/12/05
             1.640% 01/12/05                                         2,199
     2,500   Discount note 01/28/05
             1.960% 01/28/05                                         2,497
     2,500   Discount note 02/01/05
             2.080% 02/01/05                                         2,495
     2,000   Discount note 02/16/05
             2.150% 02/16/05                                         1,994
                                                                   -------
                                                                     9,185
                                                                   -------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              - 6.2%
     2,300   Discount note 01/04/05
             0.550% 01/04/05                                         2,300
     2,600   Discount note 01/18/05
             1.830% 01/18/05                                         2,597
                                                                   -------
                                                                     4,897
                                                                   -------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
             - 27.0%
     2,700   Discount note 01/04/05
             0.550% 01/04/05                                         2,700
     2,800   Discount note 01/12/05
             1.640% 01/12/05                                         2,798
     2,400   Discount note 01/18/05
             1.830% 01/18/05                                         2,398
     2,600   Discount note 01/25/05
             1.930% 01/25/05                                         2,597
     2,500   Discount note 02/01/05
             2.080% 02/01/05                                         2,495
     2,500   Discount note 02/09/05
             2.120% 02/09/05                                         2,494
     2,500   Discount note 02/16/05
             2.150% 02/16/05                                         2,493
     3,332   4.375% 07/17/13                                         3,243
                                                                   -------
                                                                    21,218
                                                                   -------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $35,224)                                      35,300
                                                                   -------

             U.S. TREASURY OBLIGATIONS - 0.7%
             U.S. TREASURY BONDS - 0.2%
       125   6.250% 08/15/23                                           146
                                                                   -------

            U.S. TREASURY NOTES - 0.5%
      405   4.000% 06/15/09                                                 413
                                                                        -------
            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $542)                                                  559
                                                                        -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 20.6%
   16,270   Nations Cash Reserves, Capital Class Shares#                 16,270
                                                                        -------

            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $16,270)                                            16,270
                                                                        -------

            TOTAL INVESTMENTS
               (Cost $144,423*)                                182.9%   144,356
                                                                        -------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)          (82.9)%   (65,435)
                                                                        -------

            NET ASSETS                                         100.0%   $78,921
                                                                        =======

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $144,423.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Depreciation
------------   ------------   --------------
     106            173             67

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts.

(a)  TBA (To Be Announced) - Securities purchased on a forward commitment basis.

At December 31, 2004, the Fund held the following open futures contracts:

                                      AGGREGATE                 UNREALIZED
                             VALUE   FACE VALUE   EXPIRATION   DEPRECIATION
TYPE             CONTRACTS   (000)      (000)        DATE          (000)
--------------   ---------   -----   ----------   ----------   ------------
U.S. 10 Year
Treasury Note
Futures (short
position)            40      4,434      4,478     March-2005       $(44)

U.S.
Treasury Bond
Futures (short
position)             9        994      1,012     March-2005        (18)
                                                                   -----
                                                                   $(62)
                                                                   -----

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Nations Funds Trust
             ----------------------------------------------------

By (Signature and Title)  /s/ Christopher L. Wilson
                         -----------------------------------------------------
                         Christopher L. Wilson, President


Date: March 1, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Christopher L. Wilson
                         -----------------------------------------------------
                         Christopher L. Wilson, President

By (Signature and Title)   /s/ J. Kevin Connaughton
                         -----------------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date: March 1, 2005